UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2014

Date of reporting period: February 28, 2014

Item 1. Reports to Stockholders.

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Japan ETF | EWJ | NYSE Arca

Fund Performance Overview

iSHARES® MSCI JAPAN ETF

Performance as of February 28, 2014

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 5.80%, net of fees, while the total return for the Index was 5.99%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.72%	14.94%	14.25%	13.72%	14.94%	14.25%
5 Years	10.47%	11.24%	11.10%	64.56%	70.36%	69.27%
10 Years	3.04%	3.03%	3.62%	34.97%	34.74%	42.64%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.00	$2.50	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Discretionary	20.82%
Industrials	19.93
Financials	19.66
Information Technology	11.18
Health Care	6.58
Consumer Staples	6.52
Materials	5.74
Telecommunication Services	5.70
Utilities	2.62
Energy	1.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Toyota Motor Corp.	5.98%
Mitsubishi UFJ Financial Group Inc.	2.79
SoftBank Corp.	2.69
Honda Motor Co. Ltd.	2.23
Sumitomo Mitsui Financial Group Inc.	2.07
Mizuho Financial Group Inc.	1.77
Hitachi Ltd.	1.48
Takeda Pharmaceutical Co. Ltd.	1.45
Canon Inc.	1.35
Japan Tobacco Inc.	1.33

TOTAL	23.14%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.69%

AIR FREIGHT & LOGISTICS — 0.30%
Yamato Holdings Co. Ltd.	2,021,000	$41,720,933

		41,720,933
AIRLINES — 0.24%
ANA Holdings Inc.[a]	6,063,000	13,484,554
Japan Airlines Co. Ltd.	404,200	20,038,720

		33,523,274
AUTO COMPONENTS — 2.90%
Aisin Seiki Co. Ltd.	1,010,700	34,955,871
Bridgestone Corp.	3,435,700	123,438,122
Denso Corp.	2,627,300	140,033,430
Koito Manufacturing Co. Ltd.	100,000	1,882,134
NGK Spark Plug Co. Ltd.	351,000	7,875,276
NHK Spring Co. Ltd.	808,400	8,379,828
NOK Corp.	606,300	9,896,593
Stanley Electric Co. Ltd.	671,100	15,339,992
Sumitomo Rubber Industries Inc.	1,010,500	13,553,858
Toyoda Gosei Co. Ltd.	404,200	8,506,556
Toyota Boshoku Corp.	404,200	4,277,039
Toyota Industries Corp.	808,400	37,226,081

		405,364,780
AUTOMOBILES — 11.23%
Daihatsu Motor Co. Ltd.	606,600	9,717,249
Fuji Heavy Industries Ltd.	3,031,700	81,774,066
Honda Motor Co. Ltd.	8,690,300	310,522,942
Isuzu Motors Ltd.	6,063,000	36,770,656
Mazda Motor Corp.[b]	14,147,000	67,779,190
Mitsubishi Motors Corp.[b]	3,233,600	35,673,675
Nissan Motor Co. Ltd.	13,338,600	119,056,137
Suzuki Motor Corp.	2,021,000	54,076,823
Toyota Motor Corp.	14,551,200	832,454,385
Yamaha Motor Co. Ltd.	1,414,700	20,403,061

		1,568,228,184
BEVERAGES — 0.94%
Asahi Group Holdings Ltd.	1,818,900	50,825,482
Coca-Cola West Co. Ltd.	202,100	3,732,509
Kirin Holdings Co. Ltd.	4,132,000	56,070,347
Suntory Beverage & Food Ltd.	606,300	21,296,091

		131,924,429
BUILDING PRODUCTS — 1.23%
Asahi Glass Co. Ltd.	6,063,000	33,206,457

Security	Shares	Value

Daikin Industries Ltd.	1,212,600	$69,347,437
LIXIL Group Corp.	1,414,700	41,180,363
TOTO Ltd.	2,021,000	28,473,992

		172,208,249
CAPITAL MARKETS — 1.56%
Daiwa Securities Group Inc.	8,084,000	72,551,257
Nomura Holdings Inc.	19,401,600	130,592,262
SBI Holdings Inc.	1,212,610	14,375,722

		217,519,241
CHEMICALS — 3.51%
Air Water Inc.	78,000	1,151,678
Asahi Kasei Corp.	6,063,000	42,948,601
Daicel Corp.	2,021,000	17,385,372
Hitachi Chemical Co. Ltd.	606,300	8,435,272
JSR Corp.	1,010,500	17,256,665
Kaneka Corp.	2,021,000	13,147,935
Kansai Paint Co. Ltd.	203,000	2,625,386
Kuraray Co. Ltd.	1,818,900	20,280,294
Mitsubishi Chemical Holdings Corp.	7,073,500	31,810,479
Mitsubishi Gas Chemical Co. Inc.	2,021,000	12,850,919
Mitsui Chemicals Inc.	4,042,000	10,415,382
Nippon Paint Co. Ltd.	800,000	12,211,826
Nitto Denko Corp.	808,400	37,661,706
Shin-Etsu Chemical Co. Ltd.	2,223,100	125,416,252
Showa Denko K.K.	8,084,000	11,643,051
Sumitomo Chemical Co. Ltd.	8,084,000	32,949,042
Taiyo Nippon Sanso Corp.	2,021,000	15,088,444
Teijin Ltd.	4,042,000	9,662,940
Toray Industries Inc.	8,084,000	55,522,304
Ube Industries Ltd.	6,063,000	11,524,244

		489,987,792
COMMERCIAL BANKS — 9.69%
Aozora Bank Ltd.	6,063,000	17,583,383
Bank of Kyoto Ltd. (The)	2,021,000	15,543,869
Bank of Yokohama Ltd. (The)	6,063,000	30,473,904
Chiba Bank Ltd. (The)	4,042,000	24,394,964
Chugoku Bank Ltd. (The)	70,000	864,841
Fukuoka Financial Group Inc.	4,048,000	16,261,010
Gunma Bank Ltd. (The)	2,021,000	10,593,592
Hachijuni Bank Ltd. (The)	2,021,000	10,811,405
Hiroshima Bank Ltd. (The)	2,021,000	7,663,028
Hokuhoku Financial Group Inc.	6,063,000	11,346,034

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

Iyo Bank Ltd. (The)	2,021,000	$18,236,820
Joyo Bank Ltd. (The)	4,042,000	19,207,074
Mitsubishi UFJ Financial Group Inc.	67,501,480	388,217,006
Mizuho Financial Group Inc.	120,451,680	246,650,675
Nishi-Nippon City Bank Ltd. (The)	4,042,000	9,544,134
Resona Holdings Inc.	11,317,600	58,769,686
Seven Bank Ltd.	3,233,600	11,785,619
Shinsei Bank Ltd.	8,084,000	16,712,134
Shizuoka Bank Ltd. (The)	3,161,000	30,412,992
Sumitomo Mitsui Financial Group Inc.	6,467,200	287,670,485
Sumitomo Mitsui Trust Holdings Inc.	18,189,320	85,007,649
Suruga Bank Ltd.	2,021,000	35,463,783
Yamaguchi Financial Group Inc.	73,000	634,409

		1,353,848,496
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Dai Nippon Printing Co. Ltd.	2,021,000	20,236,731
PARK24 Co. Ltd.	606,300	12,195,502
Secom Co. Ltd.	1,010,500	56,799,476
Toppan Printing Co. Ltd.	4,042,000	29,899,672

		119,131,381
COMPUTERS & PERIPHERALS — 0.40%
NEC Corp.	11,340,000	38,109,244
Seiko Epson Corp.	606,300	18,177,416

		56,286,660
CONSTRUCTION & ENGINEERING — 0.88%
Chiyoda Corp.	235,000	3,554,989
JGC Corp.	860,000	31,707,049
Kajima Corp.	4,042,000	14,177,593
Obayashi Corp.	4,042,000	24,672,179
Shimizu Corp.	4,042,000	21,741,616
Taisei Corp.	6,063,000	26,909,705

		122,763,131
CONSTRUCTION MATERIALS — 0.15%
Taiheiyo Cement Corp.	6,063,000	21,266,389

		21,266,389
CONSUMER FINANCE — 0.24%
Acom Co. Ltd.[b]	2,223,100	6,360,116
AEON Financial Service Co. Ltd.	404,270	9,870,581

Security	Shares	Value

Credit Saison Co. Ltd.	808,400	$17,670,508

		33,901,205
CONTAINERS & PACKAGING — 0.08%
Toyo Seikan Group Holdings Ltd.	606,300	10,561,911

		10,561,911
DIVERSIFIED CONSUMER SERVICES — 0.11%
Benesse Holdings Inc.	404,200	15,147,847

		15,147,847
DIVERSIFIED FINANCIAL SERVICES — 0.97%
Japan Exchange Group Inc.	1,010,500	23,899,936
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,233,600	16,442,840
ORIX Corp.	6,467,200	95,045,314

		135,388,090
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.81%
Nippon Telegraph and Telephone Corp.	2,021,500	112,914,040

		112,914,040
ELECTRIC UTILITIES — 1.67%
Chubu Electric Power Co. Inc.	3,435,700	42,279,324
Chugoku Electric Power Co. Inc. (The)	1,616,800	22,858,398
Hokkaido Electric Power Co. Inc.[b]	1,010,500	10,266,874
Hokuriku Electric Power Co.	808,400	10,352,019
Kansai Electric Power Co. Inc. (The)[b]	3,839,900	42,663,465
Kyushu Electric Power Co. Inc.[b]	2,223,100	28,446,271
Shikoku Electric Power Co. Inc.[b]	808,400	12,482,618
Tohoku Electric Power Co. Inc.[b]	2,425,200	28,371,026
Tokyo Electric Power Co. Inc.[b]	7,679,800	35,665,754

		233,385,749
ELECTRICAL EQUIPMENT — 1.99%
Fuji Electric Co. Ltd.	2,021,000	9,227,316
Mabuchi Motor Co. Ltd.	202,100	13,444,952
Mitsubishi Electric Corp.	10,105,000	119,301,671
Nidec Corp.	606,300	74,194,748
Sumitomo Electric Industries Ltd.	4,042,000	61,621,045

		277,789,732

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.76%
Citizen Holdings Co. Ltd.	1,414,700	$11,546,026
FUJIFILM Holdings Corp.	2,425,200	69,478,125
Hamamatsu Photonics K.K.	404,200	16,355,714
Hirose Electric Co. Ltd.	202,100	28,711,605
Hitachi High-Technologies Corp.	404,200	9,726,304
Hitachi Ltd.	26,273,000	206,703,757
Hoya Corp.	2,223,100	65,692,153
IBIDEN Co. Ltd.	606,300	11,821,261
Keyence Corp.	211,526	90,504,487
Kyocera Corp.	1,616,800	72,725,506
Murata Manufacturing Co. Ltd.	1,010,500	95,946,265
Nippon Electric Glass Co. Ltd.	2,021,500	9,130,569
Omron Corp.	1,010,500	42,324,867
Shimadzu Corp.	236,000	1,949,228
TDK Corp.	606,300	26,078,058
Yaskawa Electric Corp.	2,021,000	29,939,274
Yokogawa Electric Corp.	1,010,500	15,692,377

		804,325,576
FOOD & STAPLES RETAILING — 1.69%
AEON Co. Ltd.	3,233,600	39,412,124
FamilyMart Co. Ltd.	404,200	17,939,803
Lawson Inc.	404,200	27,959,163
Seven & I Holdings Co. Ltd.	4,042,080	151,006,232

		236,317,322
FOOD PRODUCTS — 1.34%
Ajinomoto Co. Inc.	4,042,000	62,452,692
Calbee Inc.	202,400	4,900,117
Kikkoman Corp.	2,021,000	39,146,789
Meiji Holdings Co. Ltd.	404,228	26,535,322
Nippon Meat Packers Inc.	94,000	1,503,042
Nisshin Seifun Group Inc.	1,094,750	11,755,705
Nissin Foods Holdings Co. Ltd.	404,200	18,019,007
Toyo Suisan Kaisha Ltd.	103,000	3,451,330
Yakult Honsha Co. Ltd.	404,200	19,325,880

		187,089,884
GAS UTILITIES — 0.81%
Osaka Gas Co. Ltd.	10,105,000	41,879,342
Toho Gas Co. Ltd.	2,021,000	10,217,371
Tokyo Gas Co. Ltd.	12,126,000	60,591,388

		112,688,101

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.72%
Olympus Corp.[b]	1,212,900	$41,949,120
Sysmex Corp.	404,200	24,038,544
Terumo Corp.	808,400	34,335,120

		100,322,784
HEALTH CARE PROVIDERS & SERVICES — 0.41%
Alfresa Holdings Corp.	202,100	11,821,261
Medipal Holdings Corp.	808,400	12,435,095
Miraca Holdings Inc.	404,200	18,375,427
Suzuken Co. Ltd.	404,200	15,286,455

		57,918,238
HEALTH CARE TECHNOLOGY — 0.10%
M3 Inc.	4,042	13,405,350

		13,405,350
HOTELS, RESTAURANTS & LEISURE — 0.30%
McDonald’s Holdings Co. (Japan) Ltd.[a]	404,200	10,771,802
Oriental Land Co. Ltd.	210,100	31,433,175

		42,204,977
HOUSEHOLD DURABLES — 2.56%
Casio Computer Co. Ltd.	1,212,600	13,650,883
Iida Group Holdings Co. Ltd.[b]	680,080	10,248,009
Panasonic Corp.	11,721,815	146,544,221
Rinnai Corp.	202,100	16,910,145
Sekisui Chemical Co. Ltd.	2,028,000	23,028,972
Sekisui House Ltd.	2,121,000	26,474,835
Sharp Corp.[a,b]	8,084,000	26,058,257
Sony Corp.	5,456,700	95,164,121

		358,079,443
HOUSEHOLD PRODUCTS — 0.25%
Unicharm Corp.	606,300	34,275,716

		34,275,716
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.13%
Electric Power Development Co. Ltd.	606,300	18,771,450

		18,771,450
INDUSTRIAL CONGLOMERATES — 0.62%
Toshiba Corp.	20,210,000	87,124,871

		87,124,871
INSURANCE — 2.38%
Dai-ichi Life Insurance Co. Ltd. (The)	4,446,200	64,646,655

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

MS&AD Insurance Group Holdings Inc.	2,627,340	$61,986,330
NKSJ Holdings Inc.	1,818,950	45,783,398
Sony Financial Holdings Inc.	1,010,500	16,246,808
T&D Holdings Inc.	3,031,500	37,008,269
Tokio Marine Holdings Inc.	3,637,800	107,353,682

		333,025,142
INTERNET & CATALOG RETAIL — 0.39%
Rakuten Inc.	3,839,900	54,890,649

		54,890,649
INTERNET SOFTWARE & SERVICES — 0.57%
Dena Co. Ltd.[a]	496,400	10,699,848
Gree Inc.[a]	496,400	5,476,377
Kakaku.com Inc.	809,600	13,429,215
Yahoo! Japan Corp.	7,881,900	49,809,685

		79,415,125
IT SERVICES — 0.79%
Fujitsu Ltd.[b]	10,105,000	62,769,510
ITOCHU Techno-Solutions Corp.	202,100	9,336,222
Nomura Research Institute Ltd.	404,200	13,187,537
NTT Data Corp.	606,300	24,979,097

		110,272,366
LEISURE EQUIPMENT & PRODUCTS — 0.97%
Namco Bandai Holdings Inc.	1,010,598	22,545,747
Nikon Corp.	1,818,900	33,200,516
Sankyo Co. Ltd.	202,100	8,356,067
Sega Sammy Holdings Inc.	1,010,500	23,543,517
Shimano Inc.	404,200	36,473,639
Yamaha Corp.	808,400	11,017,336

		135,136,822
MACHINERY — 5.79%
Amada Co. Ltd.	2,021,000	16,771,538
FANUC Corp.	1,010,500	174,794,273
Hino Motors Ltd.	1,616,800	23,777,170
Hitachi Construction Machinery Co. Ltd.	606,300	11,726,216
IHI Corp.	6,063,000	27,622,545
Japan Steel Works Ltd. (The)	2,021,000	9,841,150
JTEKT Corp.	1,212,600	20,090,203
Kawasaki Heavy Industries Ltd.	8,084,000	32,949,042
Komatsu Ltd.	5,052,500	105,490,398
Kubota Corp.	6,063,000	84,530,926

Security	Shares	Value

Kurita Water Industries Ltd.	606,300	$12,759,834
Makita Corp.	606,300	33,622,280
Mitsubishi Heavy Industries Ltd.	16,168,000	99,005,536
Nabtesco Corp.	404,200	10,094,604
NGK Insulators Ltd.	2,021,000	43,562,436
NSK Ltd.	2,021,000	22,018,831
SMC Corp.	224,100	56,680,953
Sumitomo Heavy Industries Ltd.	2,021,000	9,286,719
THK Co. Ltd.	606,900	13,860,617

		808,485,271
MARINE — 0.36%
Mitsui O.S.K. Lines Ltd.	6,063,000	25,068,202
Nippon Yusen K.K.	8,084,000	25,741,439

		50,809,641
MEDIA — 0.43%
Dentsu Inc.	1,010,500	37,869,618
Hakuhodo DY Holdings Inc.	1,414,700	10,534,189
Toho Co. Ltd.	606,300	11,702,454

		60,106,261
METALS & MINING — 1.85%
Daido Steel Co. Ltd.	2,021,000	9,247,117
Hitachi Metals Ltd.	242,000	3,601,607
JFE Holdings Inc.	2,627,350	53,285,793
Kobe Steel Ltd.[b]	14,147,000	19,266,477
Maruichi Steel Tube Ltd.	202,100	5,629,455
Mitsubishi Materials Corp.	6,063,000	18,949,660
Nippon Steel & Sumitomo Metal Corp.	38,399,705	111,739,699
Sumitomo Metal Mining Co. Ltd.	2,309,000	30,088,375
Yamato Kogyo Co. Ltd.	202,100	6,078,940

		257,887,123
MULTILINE RETAIL — 0.53%
Don Quijote Holdings Co. Ltd.	202,100	10,930,211
Isetan Mitsukoshi Holdings Ltd.	2,021,060	22,732,346
J. Front Retailing Co. Ltd.	2,021,000	12,751,913
Marui Group Co. Ltd.	1,212,600	9,944,116
Takashimaya Co. Ltd.	2,021,000	17,484,378

		73,842,964
OFFICE ELECTRONICS — 2.01%
Brother Industries Ltd.	1,212,600	17,250,725
Canon Inc.	6,063,050	187,834,851

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

Konica Minolta Holdings Inc.	3,031,500	$30,681,815
Ricoh Co. Ltd.	3,637,800	45,514,825

		281,282,216
OIL, GAS & CONSUMABLE FUELS — 1.25%
Idemitsu Kosan Co. Ltd.	808,400	16,450,760
INPEX Corp.	4,850,400	61,304,228
Japan Petroleum Exploration Co. Ltd.	202,100	7,366,012
JX Holdings Inc.	11,923,995	61,568,073
Showa Shell Sekiyu K.K.	1,010,500	9,890,653
TonenGeneral Sekiyu K.K.	2,021,000	17,781,394

		174,361,120
PAPER & FOREST PRODUCTS — 0.14%
Oji Holdings Corp.	4,042,000	19,286,278

		19,286,278
PERSONAL PRODUCTS — 0.95%
Kao Corp.	2,829,400	96,886,817
Shiseido Co. Ltd.	2,021,000	35,681,595

		132,568,412
PHARMACEUTICALS — 5.33%
Astellas Pharma Inc.	2,425,230	156,684,139
Chugai Pharmaceutical Co. Ltd.	1,212,600	30,865,966
Daiichi Sankyo Co. Ltd.	3,637,869	62,445,956
Dainippon Sumitomo Pharma Co. Ltd.	808,400	14,906,273
Eisai Co. Ltd.	1,414,700	55,027,277
Hisamitsu Pharmaceutical Co. Inc.	202,100	9,425,327
Kyowa Hakko Kirin Co. Ltd.	2,021,000	21,603,008
Mitsubishi Tanabe Pharma Corp.	1,010,500	14,831,029
Ono Pharmaceutical Co. Ltd.	404,200	39,879,430
Otsuka Holdings Co. Ltd.	2,021,000	61,838,858
Santen Pharmaceutical Co. Ltd.	404,200	18,830,853
Shionogi & Co. Ltd.	1,616,800	34,849,948
Taisho Pharmaceutical Holdings Co. Ltd.	202,100	15,326,057
Takeda Pharmaceutical Co. Ltd.	4,244,100	202,589,087
Tsumura & Co.	202,100	5,360,160

		744,463,368

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.95%
Japan Prime Realty Investment Corp.	4,042	$13,959,780
Japan Real Estate Investment Corp.	4,222	22,792,554
Japan Retail Fund Investment Corp.	10,105	19,880,312
Nippon Building Fund Inc.	8,084	46,096,977
Nippon Prologis REIT Inc.	5,500	11,747,416
United Urban Investment Corp.	12,126	18,474,433

		132,951,472
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.81%
AEON Mall Co. Ltd.	606,300	16,722,035
Daito Trust Construction Co. Ltd.	404,200	37,483,496
Daiwa House Industry Co. Ltd.	2,871,000	51,926,380
Hulic Co. Ltd.	1,414,700	16,230,968
Mitsubishi Estate Co. Ltd.	6,369,000	149,950,590
Mitsui Fudosan Co. Ltd.	4,148,000	123,019,605
Nomura Real Estate Holdings Inc.	606,300	12,379,652
NTT Urban Development Corp.	606,300	5,209,671
Sumitomo Realty & Development Co. Ltd.	2,021,000	81,045,932
Tokyo Tatemono Co. Ltd.	2,021,000	16,355,715
Tokyu Fudosan Holdings Corp.[b]	2,706,200	21,238,095

		531,562,139
ROAD & RAIL — 3.46%
Central Japan Railway Co.	808,400	93,738,441
East Japan Railway Co.	1,818,900	141,534,354
Hankyu Hanshin Holdings Inc.	6,063,000	33,147,053
Keikyu Corp.	2,025,000	16,923,774
Keio Corp.	4,042,000	28,473,992
Keisei Electric Railway Co. Ltd.	270,000	2,359,673
Kintetsu Corp.	8,351,000	30,191,731
Nippon Express Co. Ltd.	4,042,000	18,771,449
Odakyu Electric Railway Co. Ltd.	2,186,000	19,490,129
Tobu Railway Co. Ltd.	6,063,000	29,345,241
Tokyu Corp.	6,063,000	36,830,059
West Japan Railway Co.	808,400	33,028,247

		483,834,143

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.65%
Advantest Corp.	808,400	$8,752,089
Rohm Co. Ltd.	606,300	31,246,147
Sumco Corp.	606,300	4,633,459
Tokyo Electron Ltd.	808,452	46,274,204

		90,905,899
SOFTWARE — 0.96%
GungHo Online Entertainment Inc.[a]	1,818,900	11,173,765
Konami Corp.	606,300	15,183,489
Nexon Co. Ltd.	606,300	5,132,447
Nintendo Co. Ltd.	606,300	74,580,870
Oracle Corp. Japan	202,100	8,385,769
Trend Micro Inc.	606,300	20,256,532

		134,712,872
SPECIALTY RETAIL — 1.22%
ABC-MART Inc.	202,100	7,979,846
Fast Retailing Co. Ltd.	251,800	86,470,289
Nitori Holdings Co. Ltd.	404,200	18,217,019
Sanrio Co. Ltd.[a]	202,100	7,692,730
Shimamura Co. Ltd.	202,100	18,197,217
USS Co. Ltd.	1,212,600	16,288,391
Yamada Denki Co. Ltd.	4,648,300	15,347,838

		170,193,330
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
ASICS Corp.	808,400	15,729,999

		15,729,999
TOBACCO — 1.33%
Japan Tobacco Inc.	5,860,900	185,591,817

		185,591,817
TRADING COMPANIES & DISTRIBUTORS — 3.98%
ITOCHU Corp.	8,084,000	100,114,398
Marubeni Corp.	8,084,000	56,472,757
Mitsubishi Corp.	7,477,700	142,645,196
Mitsui & Co. Ltd.	9,094,500	139,360,192
Sojitz Corp.	6,871,400	12,118,278
Sumitomo Corp.	6,063,000	79,719,257
Toyota Tsusho Corp.	1,010,500	24,790,986

		555,221,064
TRANSPORTATION INFRASTRUCTURE — 0.16%
Kamigumi Co. Ltd.	2,021,000	18,672,444
Mitsubishi Logistics Corp.	242,000	3,345,535

		22,017,979

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 4.88%
KDDI Corp.	2,829,400	$171,901,331
NTT DOCOMO Inc.	8,084,000	134,726,733
SoftBank Corp.	4,983,500	374,403,351

		681,031,415

TOTAL COMMON STOCKS
(Cost: $14,785,502,881)		13,924,970,112

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	55,051,367	55,051,367
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,886,053	2,886,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,015,995	3,015,995

		60,953,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,953,415)		60,953,415

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $14,846,456,296)		13,985,923,527
Other Assets, Less Liabilities — (0.13)%		(17,986,438)

NET ASSETS — 100.00%		$13,967,937,089

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
342	TOPIX Index (Mar. 2014)	Tokyo Stock	$40,578,259	$(1,251,036)

See notes to financial statements.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2014

ASSETS
Investments, at cost:
Unaffiliated	$14,785,502,881
Affiliated (Note 2)	60,953,415

Total cost of investments	$14,846,456,296

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,924,970,112
Affiliated (Note 2)	60,953,415

Total fair value of investments	13,985,923,527
Foreign currency, at value[b]	33,827,840
Foreign currency pledged to broker, at value[b]	2,552,981
Receivables:
Investment securities sold	35,744,329
Dividends and interest	14,713,827

Total Assets	14,072,762,504

LIABILITIES
Payables:
Investment securities purchased	40,647,682
Collateral for securities on loan (Note 1)	57,937,420
Futures variation margin	1,251,036
Investment advisory fees (Note 2)	4,989,277

Total Liabilities	104,825,415

NET ASSETS	$13,967,937,089

Net assets consist of:
Paid-in capital	$15,769,552,093
Distributions in excess of net investment income	(37,905,859)
Accumulated net realized loss	(902,312,678)
Net unrealized depreciation	(861,396,467)

NET ASSETS	$13,967,937,089

Shares outstanding[c]	1,212,600,000

Net asset value per share	$11.52

[a]	Securities on loan with a value of $55,000,422. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $36,264,152.
[c]	$0.001 par value, number of shares authorized: 2,124,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations (Unaudited)

iSHARES® MSCI JAPAN ETF

Six months ended February 28, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$98,570,285
Interest — affiliated (Note 2)	1,117
Securities lending income — affiliated (Note 2)	1,722,770

Total investment income	100,294,172

EXPENSES
Investment advisory fees (Note 2)	31,001,737

Total expenses	31,001,737

Net investment income	69,292,435

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(74,863,219)
In-kind redemptions — unaffiliated	144,501,466
Futures contracts	4,604,611
Foreign currency transactions	(4,891,850)

Net realized gain	69,351,008

Net change in unrealized appreciation/depreciation on:
Investments	405,686,935
Futures contracts	(1,149,940)
Translation of assets and liabilities in foreign currencies	652,057

Net change in unrealized appreciation/depreciation	405,189,052

Net realized and unrealized gain	474,540,060

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$543,832,495

[a]	Net of foreign withholding tax of $8,137,809.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® MSCI JAPAN ETF

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,292,435	$88,231,088
Net realized gain	69,351,008	326,567,847
Net change in unrealized appreciation/depreciation	405,189,052	632,581,952

Net increase in net assets resulting from operations	543,832,495	1,047,380,887

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(100,587,778)	(94,344,922)

Total distributions to shareholders	(100,587,778)	(94,344,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,923,491,607	9,039,143,715
Cost of shares redeemed	(860,741,228)	(4,159,272,055)

Net increase in net assets from capital share transactions	3,062,750,379	4,879,871,660

INCREASE IN NET ASSETS	3,505,995,096	5,832,907,625

NET ASSETS
Beginning of period	10,461,941,993	4,629,034,368

End of period	$13,967,937,089	$10,461,941,993

Distributions in excess of net investment income included in net assets at end of period	$(37,905,859)	$(6,610,516)

SHARES ISSUED AND REDEEMED
Shares sold	332,400,000	831,000,000
Shares redeemed	(73,800,000)	(390,000,000)

Net increase in shares outstanding	258,600,000	441,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® MSCI JAPAN ETF

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$10.97	$9.02	$9.80	$9.43	$10.24	$11.62

Income from investment operations:
Net investment income[a]	0.06	0.13	0.18	0.16	0.12	0.13
Net realized and unrealized gain (loss)[b]	0.58	1.97	(0.77)	0.37	(0.77)	(1.39)

Total from investment operations	0.64	2.10	(0.59)	0.53	(0.65)	(1.26)

Less distributions from:
Net investment income	(0.09)	(0.15)	(0.19)	(0.16)	(0.16)	(0.12)

Total distributions	(0.09)	(0.15)	(0.19)	(0.16)	(0.16)	(0.12)

Net asset value, end of period	$11.52	$10.97	$9.02	$9.80	$9.43	$10.24

Total return	5.80%[c]	23.46%	(5.96)%	5.54%	(6.41)%	(10.68)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,967,937	$10,461,942	$4,629,034	$7,194,509	$3,942,769	$6,164,170
Ratio of expenses to average net assets[d]	0.49%	0.50%	0.53%	0.51%	0.54%	0.56%
Ratio of net investment income to average net assets[d]	1.09%	1.18%	1.95%	1.53%	1.20%	1.46%
Portfolio turnover rate[e]	1%	4%	3%	4%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® MSCI JAPAN ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI ETF	Diversification Classification
Japan	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the Fund had securities on loan with a market value of $55,000,422 as disclosed in the Fund’s statement of assets and liabilities. The value of the related collateral, as disclosed in the Fund’s schedule of investments, exceeded the value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, the Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the Fund retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $788,858.

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Fund and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014, were $114,767,515 and $95,461,426, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2014, were $3,835,259,408 and $842,300,788, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$243,977,849	$68,122,871	$27,817,841	$44,443,527	$116,295,478	$173,577,101	$139,228,194	$813,462,861

[a]	Must be utilized prior to losses subject to expiration.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, the cost of investments for federal income tax purposes was $14,963,583,128. Net unrealized depreciation was $977,659,601, of which $664,914,836 represented gross unrealized appreciation on securities and $1,642,574,437 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of February 28, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$(1,251,036)

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended February 28, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$4,604,611	$(1,149,940)

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 474 and $57,301,927, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® MSCI JAPAN ETF

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.058257	$—	$0.029470	$0.087727	66%	—%	34%	100%

SUPPLEMENTAL INFORMATION	25

Notes:

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are their respective owners.

iS-SAR-81-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Austria Capped ETF | EWO | NYSE Arca
➢	iShares MSCI Belgium Capped ETF | EWK | NYSE Arca
➢	iShares MSCI Emerging Markets Eastern Europe ETF | ESR | NYSE Arca
➢	iShares MSCI EMU ETF | EZU | NYSE Arca
➢	iShares MSCI France ETF | EWQ | NYSE Arca
➢	iShares MSCI Italy Capped ETF | EWI | NYSE Arca
➢	iShares MSCI Netherlands ETF | EWN | NYSE Arca
➢	iShares MSCI Spain Capped ETF | EWP | NYSE Arca
➢	iShares MSCI Sweden ETF | EWD | NYSE Arca
➢	iShares MSCI Switzerland Capped ETF | EWL | NYSE Arca
➢	iShares MSCI United Kingdom ETF | EWU | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Austria Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 15.51%, net of fees, while the total return for the Index was 15.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.84%	15.97%	16.16%	15.84%	15.97%	16.16%
5 Years	18.12%	18.28%	18.35%	129.92%	131.47%	132.14%
10 Years	5.54%	5.43%	5.52%	71.44%	69.76%	71.16%

Index performance through January 31, 2008 reflects the performance of the MSCI Austria Index. Index performance beginning on February 1, 2008 through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,155.10	$2.62	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	39.10%
Industrials	22.77
Materials	15.14
Energy	13.20
Telecommunication Services	4.61
Information Technology	3.23
Utilities	1.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Erste Group Bank AG	14.74%
OMV AG	9.86
Voestalpine AG	6.64
IMMOFINANZ AG	6.29
Raiffeisen International Bank Holding AG	5.68
Andritz AG	4.82
Wienerberger AG	4.78
Telekom Austria AG	4.61
Vienna Insurance Group AG	4.60
Oesterreichische Post AG	4.09

TOTAL	66.11%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BELGIUM CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Belgium Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 23.02%, net of fees, while the total return for the Index was 23.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.00%	26.85%	26.86%	27.00%	26.85%	26.86%
5 Years	22.03%	22.07%	24.17%	170.61%	171.07%	195.15%
10 Years	5.55%	5.46%	5.94%	71.70%	70.22%	78.16%

Index performance through November 30, 2007 reflects the performance of the MSCI Belgium Index. Index performance beginning on December 1, 2007 through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,230.20	$2.71	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Staples	29.22%
Financials	28.32
Materials	12.12
Health Care	10.88
Consumer Discretionary	4.43
Information Technology	4.12
Telecommunication Services	3.62
Energy	3.05
Industrials	3.02
Utilities	1.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Anheuser-Busch InBev NV	22.34%
KBC Groep NV	8.53
Ageas	5.82
Solvay SA	5.07
UCB SA	4.68
Groupe Bruxelles Lambert SA	4.46
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	4.21
Umicore SA	3.35
Belgacom SA	2.97
Colruyt SA	2.67

TOTAL	64.10%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Eastern Europe ETF (the “Fund”) seeks to track the investment results of an index composed of Eastern European emerging market equities, as represented by the MSCI Emerging Markets Eastern Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 0.70%, net of fees, while the total return for the Index was 1.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.98)%	(7.93)%	(6.21)%	(6.98)%	(7.93)%	(6.21)%
Since Inception	1.30%	0.98%	1.84%	5.88%	4.40%	8.40%

The inception date of the Fund was 9/30/09. The first day of secondary market trading was 10/2/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,007.00	$3.33	$1,000.00	$1,021.50	$3.36	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Energy	43.59%
Financials	29.15
Materials	8.54
Telecommunication Services	7.06
Consumer Staples	5.58
Utilities	4.82
Health Care	0.86
Consumer Discretionary	0.40

TOTAL	100.00%

COUNTRY ALLOCATION As of 2/28/14

Country	Percentage of Total Investments*

Russia	70.10%
Poland	23.56
Czech Republic	3.36
Hungary	2.98

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMU ETF

Performance as of February 28, 2014

The iShares MSCI EMU ETF (the “Fund”) seeks to track the investment results of an index composed of equities from countries within the European Monetary Union, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 22.16%, net of fees, while the total return for the Index was 22.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.44%	30.34%	30.69%	30.44%	30.34%	30.69%
5 Years	16.90%	17.06%	16.98%	118.34%	119.85%	119.09%
10 Years	5.97%	5.82%	6.11%	78.51%	76.15%	80.97%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,221.60	$2.64	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	23.65%
Industrials	13.93
Consumer Discretionary	13.06
Consumer Staples	9.82
Materials	8.46
Health Care	8.05
Energy	6.56
Utilities	5.77
Telecommunication Services	5.43
Information Technology	5.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Total SA (France)	3.32%
Sanofi (France)	2.97
Bayer AG Registered (Germany)	2.81
Siemens AG Registered (Germany)	2.53
BASF SE (Germany)	2.53
Banco Santander SA (Spain)	2.52
Daimler AG Registered (Germany)	2.15
Anheuser-Busch InBev NV (Belgium)	2.02
BNP Paribas SA (France)	1.95
Allianz SE Registered (Germany)	1.95

TOTAL	24.75%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE ETF

Performance as of February 28, 2014

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 18.15%, net of fees, while the total return for the Index was 18.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.70%	27.33%	27.67%	27.70%	27.33%	27.67%
5 Years	16.39%	16.53%	16.43%	113.62%	114.84%	113.99%
10 Years	5.97%	5.86%	6.10%	78.65%	76.70%	80.72%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
1,000.00	$1,181.50	$2.65	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	18.58%
Industrials	18.42
Consumer Discretionary	13.42
Energy	11.03
Health Care	10.61
Consumer Staples	10.01
Materials	6.03
Telecommunication Services	4.67
Utilities	4.08
Information Technology	3.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Total SA	10.12%
Sanofi	9.05
BNP Paribas SA	5.95
Schneider Electric SA	3.58
Societe Generale	3.50
LVMH Moet Hennessy Louis Vuitton SA	3.44
AXA SA	3.42
Airbus Group NV	3.15
L’Air Liquide SA	3.13
L’Oreal SA	2.99

TOTAL	48.33%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI ITALY CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Italy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 28.24%, net of fees, while the total return for the Index was 28.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	36.63%	36.92%	36.97%	36.63%	36.92%	36.97%
5 Years	9.92%	10.20%	10.28%	60.43%	62.51%	63.14%
10 Years	1.08%	1.01%	1.09%	11.33%	10.53%	11.41%

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,282.40	$2.77	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	33.70%
Energy	20.74
Utilities	15.87
Industrials	14.39
Consumer Discretionary	11.03
Telecommunication Services	4.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Eni SpA	16.26%
Intesa Sanpaolo SpA	7.74
UniCredit SpA	7.47
Enel SpA	7.10
Assicurazioni Generali SpA	5.36
Snam SpA	4.49
Atlantia SpA	4.47
Fiat SpA	4.42
CNH Industrial NV	4.11
Tenaris SA	3.97

TOTAL	65.39%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NETHERLANDS ETF

Performance as of February 28, 2014

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 14.91%, net of fees, while the total return for the Index was 15.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	29.28%	29.14%	29.80%	29.28%	29.14%	29.80%
5 Years	19.44%	19.63%	20.16%	143.12%	145.01%	150.48%
10 Years	7.13%	7.04%	7.63%	99.16%	97.45%	108.65%

Index performance through January 31, 2008 reflects the performance of the MSCI Netherlands Index. Index performance beginning on February 1, 2008 reflects the performance of the MSCI Netherlands Investable Market Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,149.10	$2.61	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Staples	28.09%
Financials	22.35
Industrials	17.00
Information Technology	11.06
Materials	7.72
Consumer Discretionary	6.33
Telecommunication Services	4.63
Energy	2.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Unilever NV CVA	16.37%
ING Groep NV CVA	14.18
Koninklijke Philips NV	8.32
ASML Holding NV	7.88
Akzo Nobel NV	4.92
Koninklijke Ahold NV	4.76
AEGON NV	4.14
Heineken NV	3.95
Reed Elsevier NV	3.86
Koninklijke KPN NV	2.90

TOTAL	71.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI SPAIN CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Spain Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 33.17%, net of fees, while the total return for the Index was 33.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.25%	37.34%	37.74%	37.25%	37.34%	37.74%
5 Years	13.49%	13.65%	13.21%	88.28%	89.56%	85.98%
10 Years	7.43%	7.34%	7.12%	104.71%	103.12%	98.85%

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,331.70	$2.78	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	47.59%
Utilities	11.85
Industrials	11.36
Telecommunication Services	11.26
Energy	4.53
Consumer Discretionary	4.45
Information Technology	4.43
Health Care	2.66
Consumer Staples	1.87

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Banco Santander SA	20.38%
Banco Bilbao Vizcaya Argentaria SA	13.15
Telefonica SA	11.26
Iberdrola SA	4.62
Repsol SA	4.53
Industria de Diseno Textil SA	4.45
Amadeus IT Holding SA Class A	4.43
Banco Popular Espanol SA	3.35
Banco de Sabadell SA	3.23
CaixaBank SA	3.14

TOTAL	72.54%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN ETF

Performance as of February 28, 2014

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 15.46%, net of fees, while the total return for the Index was 15.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.31%	17.53%	17.13%	17.31%	17.53%	17.13%
5 Years	27.53%	27.69%	27.49%	237.33%	239.51%	236.79%
10 Years	11.11%	10.99%	11.13%	186.77%	183.61%	187.25%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,154.60	$2.62	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	32.46%
Industrials	28.10
Consumer Discretionary	11.65
Information Technology	10.86
Telecommunication Services	6.65
Consumer Staples	5.50
Health Care	2.75
Energy	1.02
Materials	1.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Hennes & Mauritz AB Class B	9.70%
Nordea Bank AB	9.64
Telefonaktiebolaget LM Ericsson Class B	8.93
Svenska Handelsbanken AB Class A	5.97
Swedbank AB Class A	5.66
Skandinaviska Enskilda Banken AB Class A	4.89
Volvo AB Class B	4.83
Atlas Copco AB Class A	4.27
TeliaSonera AB	4.18
Svenska Cellulosa AB Class B	4.05

TOTAL	62.12%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI SWITZERLAND CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Switzerland Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 16.86%, net of fees, while the total return for the Index was 17.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.98%	21.37%	21.28%	20.98%	21.37%	21.28%
5 Years	21.63%	21.90%	21.67%	166.22%	169.18%	166.65%
10 Years	10.19%	10.14%	9.70%	163.80%	162.65%	152.35%
Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,168.60	$2.63	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 or more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Health Care	30.74%
Financials	20.34
Consumer Staples	20.17
Industrials	11.33
Materials	7.64
Consumer Discretionary	6.91
Energy	1.44
Telecommunication Services	1.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Nestle SA Registered	17.20%
Roche Holding AG Genusschein	14.83
Novartis AG Registered	12.91
UBS AG Registered	4.58
ABB Ltd. Registered	4.51
Compagnie Financiere Richemont SA Class A Bearer	4.26
Credit Suisse Group AG Registered	4.15
Zurich Insurance Group AG	3.98
Syngenta AG Registered	2.98
Swiss Re AG	2.95

TOTAL	72.35%

*	Excludes money market funds.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM ETF

Performance as of February 28, 2014

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 15.82%, net of fees, while the total return for the Index was 16.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.40%	21.42%	22.03%	21.40%	21.42%	22.03%
5 Years	19.47%	19.71%	20.23%	143.35%	145.84%	151.23%
10 Years	6.25%	6.07%	6.89%	83.35%	80.27%	94.72%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,158.20	$2.62	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	21.96%
Energy	18.69
Consumer Staples	16.03
Health Care	9.32
Consumer Discretionary	8.34
Materials	7.50
Industrials	7.09
Telecommunication Services	5.88
Utilities	4.09
Information Technology	1.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

HSBC Holdings PLC	6.85%
BP PLC	5.46
Royal Dutch Shell PLC Class A	4.88
GlaxoSmithKline PLC	4.72
Vodafone Group PLC	3.82
British American Tobacco PLC	3.56
Royal Dutch Shell PLC Class B	3.35
AstraZeneca PLC	2.98
Diageo PLC	2.74
Rio Tinto PLC	2.53

TOTAL	40.89%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.04%

AIR FREIGHT & LOGISTICS — 4.06%
Oesterreichische Post AG	81,634	$4,075,307

		4,075,307
BUILDING PRODUCTS — 4.73%
Wienerberger AG	251,517	4,753,934

		4,753,934
CHEMICALS — 1.81%
Lenzing AG	29,106	1,823,060

		1,823,060
COMMERCIAL BANKS — 20.22%
Erste Group Bank AG	412,923	14,662,641
Raiffeisen International Bank Holding AG	161,945	5,647,678

		20,310,319
CONSTRUCTION MATERIALS — 2.27%
RHI AG	68,600	2,277,243

		2,277,243
CONTAINERS & PACKAGING — 3.03%
Mayr-Melnhof Karton AG	23,765	3,046,307

		3,046,307
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.57%
Telekom Austria AG	471,037	4,589,793

		4,589,793
ELECTRIC UTILITIES — 1.93%
EVN AG	125,293	1,937,278

		1,937,278
ELECTRICAL EQUIPMENT — 2.53%
Zumtobel AG	99,960	2,537,539

		2,537,539
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.20%
Austria Technologie & Systemtechnik AG	151,165	1,873,606
Kapsch TrafficCom AGa	24,010	1,343,204

		3,216,810
ENERGY EQUIPMENT & SERVICES — 3.31%
Schoeller-Bleckmann Oilfield Equipment AG	28,763	3,325,069

		3,325,069

Security	Shares	Value

INSURANCE — 4.56%
Vienna Insurance Group AG	89,376	$4,579,688

		4,579,688
MACHINERY — 8.56%
Andritz AG	76,293	4,798,120
Palfinger AG	44,688	1,800,397
Semperit AG Holding	36,505	2,006,672

		8,605,189
METALS & MINING — 7.88%
AMAG Austria Metall AGb	39,641	1,310,172
Voestalpine AG	146,461	6,605,607

		7,915,779
OIL, GAS & CONSUMABLE FUELS — 9.76%
OMV AG	215,453	9,810,983

		9,810,983
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.95%
CA Immobilien Anlagen AGc	187,327	3,507,042
conwert Immobilien Invest SE	186,739	2,550,776
IMMOEAST AG Escrow[c,d]	998,769	14
IMMOFINANZ AGc	1,235,339	6,261,715
IMMOFINANZ AG Escrow[c,d]	897,599	12
S IMMO AG	218,001	1,692,138

		14,011,697
TRANSPORTATION INFRASTRUCTURE — 2.67%
Flughafen Wien AG	29,596	2,687,632

		2,687,632

TOTAL COMMON STOCKS
(Cost: $112,102,448)		99,503,627

SHORT-TERM INVESTMENTS — 0.33%

MONEY MARKET FUNDS — 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	143,565	143,565
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	7,526	7,526
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	184,316	184,316

		335,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $335,407)		335,407

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 28, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $112,437,855)	$99,839,034
Other Assets, Less Liabilities — 0.63%	631,362

NET ASSETS — 100.00%	$100,470,396

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AIR FREIGHT & LOGISTICS — 0.92%
bpost SA	32,292	$684,612

		684,612
BEVERAGES — 22.32%
Anheuser-Busch InBev NV	158,436	16,619,681

		16,619,681
BIOTECHNOLOGY — 2.98%
Ablynx NVa	63,504	848,142
Galapagos NVa	29,484	671,910
ThromboGenics NVa,b	23,652	698,910

		2,218,962
CAPITAL MARKETS — 1.67%
GIMV NV	13,932	703,687
RHJ International SAa,b	100,332	540,437

		1,244,124
CHEMICALS — 9.26%
Solvay SA	24,300	3,772,364
Tessenderlo Chemie NV	22,356	630,817
Umicore SA	50,652	2,491,906

		6,895,087
COMMERCIAL BANKS — 8.52%
KBC Groep NV	99,900	6,344,180

		6,344,180
COMMUNICATIONS EQUIPMENT — 0.84%
EVS Broadcast Equipment SA	10,044	624,252

		624,252
CONSTRUCTION & ENGINEERING — 1.14%
Compagnie d’Entreprises CFE SA	9,180	851,392

		851,392
DISTRIBUTORS — 0.94%
SA D’Ieteren NV	15,552	702,385

		702,385
DIVERSIFIED FINANCIAL SERVICES — 7.93%
Ackermans & van Haaren NV	13,068	1,533,072
Groupe Bruxelles Lambert SA	33,696	3,316,852
KBC Ancora SCA[a]	26,784	1,058,362

		5,908,286
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.97%
Belgacom SA	73,332	2,213,530

		2,213,530

Security	Shares	Value

ELECTRIC UTILITIES — 1.22%
Elia System Operator SA	18,900	$909,716

		909,716
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.91%
Barco NV	8,532	675,929

		675,929
FOOD & STAPLES RETAILING — 6.87%
Colruyt SA	35,748	1,986,044
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	43,524	3,132,499

		5,118,543
HEALTH CARE EQUIPMENT & SUPPLIES — 0.86%
Ion Beam Applications SAa	59,508	640,256

		640,256
HEALTH CARE PROVIDERS & SERVICES — 1.31%
Arseus NV	20,628	976,650

		976,650
HEALTH CARE TECHNOLOGY — 1.04%
Agfa-Gevaert NVa	267,192	774,968

		774,968
INSURANCE — 5.81%
Ageas	94,284	4,329,177

		4,329,177
IT SERVICES — 1.17%
Econocom Group SAb	73,008	873,231

		873,231
MARINE — 0.96%
Compagnie Maritime Belge SA	23,544	712,140

		712,140
MEDIA — 3.49%
Kinepolis Group NV	4,644	859,484
Telenet Group Holding NV	27,216	1,738,134

		2,597,618
METALS & MINING — 2.85%
Bekaert NV	27,864	1,084,682
Nyrstar NVa,b	144,288	585,894
Viohalco SAa,b	70,524	454,878

		2,125,454
OIL, GAS & CONSUMABLE FUELS — 3.04%
Euronav SAa	105,300	1,527,069
Exmar NV	42,876	739,636

		2,266,705

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

February 28, 2014

Security	Shares	Value

PHARMACEUTICALS — 4.68%
UCB SA	43,416	$3,486,909

		3,486,909
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.36%
Befimmo SA	11,340	814,437
Cofinimmo SA	9,396	1,129,544
Intervest Offices & Warehouses	17,496	529,688
Warehouses De Pauw SCA	10,152	769,917

		3,243,586
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.20%
Melexis NV	23,220	891,234

		891,234
WIRELESS TELECOMMUNICATION SERVICES — 0.64%
Mobistar SA	28,836	476,727

		476,727

TOTAL COMMON STOCKS
(Cost: $65,401,998)		74,405,334

SHORT-TERM INVESTMENTS — 3.70%

MONEY MARKET FUNDS — 3.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,577,180	2,577,180
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	135,108	135,108
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	40,345	40,345

		2,752,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,752,633)		2,752,633

Value

TOTAL INVESTMENTS IN SECURITIES — 103.60%
(Cost: $68,154,631)	$77,157,967
Other Assets, Less Liabilities — (3.60)%	(2,678,464)

NET ASSETS — 100.00%	$74,479,503

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 96.23%

CZECH REPUBLIC — 3.36%
CEZ AS	81,517	$2,200,244
Komercni Banka AS	7,678	1,862,820
Telefonica Czech Republic AS	56,961	866,326

		4,929,390
HUNGARY — 2.98%
MOL Hungarian Oil and Gas PLC	21,105	1,240,520
OTP Bank PLC	106,057	1,884,571
Richter Gedeon Nyrt	70,563	1,257,321

		4,382,412
POLAND — 23.54%
Alior Bank SAa	21,197	681,771
Bank Handlowy w Warszawie SA	16,550	630,111
Bank Millennium SAa	215,099	647,327
Bank Pekao SA	66,351	4,239,610
Bank Zachodni WBK SA	14,173	1,970,284
Cyfrowy Polsat SAa	88,258	591,698
ENEA SA	111,865	537,011
Eurocash SA	41,872	551,039
Grupa Azoty SA	20,005	380,827
Grupa Lotos SAa	32,706	443,515
Jastrzebska Spolka Weglowa SA	20,790	354,473
Kernel Holding SAa	26,199	278,427
KGHM Polska Miedz SA	70,720	2,737,020
mBank SA	7,451	1,344,412
Orange Polska SA	331,199	1,108,565
Polska Grupa Energetyczna SA	377,756	2,303,680
Polski Koncern Naftowy Orlen SA	162,022	2,344,102
Polskie Gornictwo Naftowe i Gazownictwo SA	893,702	1,508,982
Powszechna Kasa Oszczednosci Bank Polski SA	442,342	6,465,618
Powszechny Zaklad Ubezpieczen SA	28,359	4,140,010
Synthos SA	268,384	475,370
Tauron Polska Energia SA	532,417	849,611

		34,583,463

Security	Shares	Value

RUSSIA — 66.35%
Federal Grid Co. of Unified Energy System OJSC[a]	159,958,000	$312,698
Gazprom OAO	5,982,872	23,175,133
LUKOIL OAO	257,960	14,091,134
Magnit OJSC SP GDR[b]	131,457	7,361,592
MegaFon OAO SP GDR[b]	43,821	1,270,809
MMC Norilsk Nickel OJSC	28,002	4,659,760
Mobile TeleSystems OJSC SP ADR	261,185	4,497,606
Moscow Exchange MICEX-RTS OJSC	541,780	964,887
NovaTek OAO SP GDR[b]	46,049	5,829,803
Rosneft Oil Co. OJSC	589,424	4,001,307
Rostelecom OJSC	405,210	1,116,320
RusHydro OJSC	56,144,000	874,131
Sberbank of Russia	5,455,785	13,839,960
Severstal OAO	105,859	876,960
Sistema JSFC SP GDR[b]	60,906	1,507,424
Surgutneftegas OJSC	3,609,460	2,747,090
Tatneft OAO Class S	715,999	4,207,838
Uralkali OJSC	667,455	3,051,637
VTB Bank OJSC	2,621,390,999	3,073,241

		97,459,330

TOTAL COMMON STOCKS
(Cost: $156,801,406)		141,354,595

PREFERRED STOCKS — 3.72%

RUSSIA — 3.72%
AK Transneft OAO	787	1,778,077
Sberbank of Russia	504,800	1,059,728
Surgutneftegas OJSC	3,501,600	2,623,002

		5,460,807

TOTAL PREFERRED STOCKS
(Cost: $5,483,763)		5,460,807

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	116,650	116,650

		116,650

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,650)		116,650

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

February 28, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $162,401,819)	$146,932,052
Other Assets, Less Liabilities — (0.03)%	(51,217)

NET ASSETS — 100.00%	$146,880,835

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 97.92%

AUSTRIA — 0.92%
Andritz AG	178,414	$11,220,580
Erste Group Bank AG	622,038	22,088,185
IMMOEAST AG Escrow[a,b]	105,078	1
IMMOFINANZ AGa	2,353,136	11,927,629
IMMOFINANZ AG Escrow[a,b]	68,575	1
OMV AG	359,239	16,358,500
Raiffeisen International Bank Holding AG	284,498	9,921,598
Telekom Austria AG	544,886	5,309,379
Vienna Insurance Group AG	94,029	4,818,111
Voestalpine AG	274,854	12,396,320

		94,040,304
BELGIUM — 3.86%
Ageas	540,064	24,797,769
Anheuser-Busch InBev NV	1,952,910	204,857,112
Belgacom SA	368,949	11,136,743
Colruyt SA	185,713	10,317,617
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	248,333	17,872,963
Groupe Bruxelles Lambert SA	195,291	19,223,392
KBC Groep NV	602,750	38,277,822
Solvay SA	144,660	22,457,210
Telenet Group Holding NV	127,816	8,162,893
UCB SA	267,654	21,496,339
Umicore SA	277,265	13,640,491

		392,240,351
FINLAND — 2.94%
Elisa OYJ	349,595	9,792,063
Fortum OYJ	1,087,361	25,771,048
Kone OYJ Class B	754,643	30,757,554
Metso OYJ	304,542	9,867,707
Neste Oil OYJ[c]	308,608	6,610,891
Nokia OYJ[a]	9,087,059	70,095,085
Nokian Renkaat OYJ	272,443	12,229,256
Orion OYJ Class B	241,100	7,945,271
Pohjola Bank PLC Class A	327,896	7,608,279
Sampo OYJ Class A	1,084,950	55,009,177
Stora Enso OYJ Class R	1,318,817	15,036,358
UPM-Kymmene OYJ	1,273,008	23,138,120
Wartsila OYJ Abp	426,747	25,244,082

		299,104,891

Security	Shares	Value

FRANCE — 32.81%
Accor SA	388,171	$19,849,940
Aeroports de Paris	72,330	8,785,085
Airbus Group NV	1,427,312	105,249,460
Alcatel-Lucent[a,c]	6,727,671	29,362,489
ALSTOM	523,187	14,130,444
ArcelorMittal	2,418,233	38,292,458
Arkema SA	154,304	16,793,625
Atos SA	166,359	16,187,073
AXA SA	4,359,088	114,029,350
BNP Paribas SA	2,415,822	198,395,070
Bouygues SA	467,734	18,869,984
Bureau Veritas SA	542,475	14,977,301
Cap Gemini SA	349,595	27,391,703
Carrefour SA	1,492,409	55,076,376
Casino Guichard-Perrachon SA	137,427	15,628,740
CGG[a,c]	385,760	5,913,998
Christian Dior SA	132,605	26,245,033
CNP Assurances SA	409,870	8,842,360
Compagnie de Saint-Gobain	1,005,387	60,403,703
Compagnie Generale des Etablissements Michelin Class B	453,268	55,447,599
Credit Agricole SAa	2,420,644	38,514,516
Danone	1,379,125	97,486,606
Dassault Systemes SA	154,304	17,748,389
Edenred SA	499,077	16,060,702
Electricite de France	593,106	23,604,346
Essilor International SA	499,077	52,152,476
Eurazeo	75,090	5,891,799
Eutelsat Communications SA	349,595	11,412,003
Fonciere des Regions	69,919	6,557,013
GDF Suez	3,228,329	82,889,251
Gecina SA	53,042	7,300,991
Groupe Eurotunnel SA Registered	1,339,413	16,105,500
Icade	86,796	8,561,712
Iliad SA	62,686	15,298,475
Imerys SA	84,385	7,867,017
JCDecaux SA	163,948	7,243,716
Kering	183,236	37,607,170
Klepierre	245,922	11,222,212
L’Air Liquide SA	759,465	104,641,810
L’Oreal SA	588,284	99,735,456
Lafarge SA	453,268	34,099,929

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2014

Security	Shares	Value

Lagardere SCA	274,854	$11,044,892
Legrand SA	646,148	40,096,777
LVMH Moet Hennessy Louis Vuitton SA	614,805	114,506,300
Natixis	2,251,874	16,256,896
Orange	4,515,803	56,563,390
Pernod Ricard SA	515,954	60,778,522
Publicis Groupe SA	438,802	41,696,353
Remy Cointreau SA	62,686	5,324,597
Renault SA	467,734	46,648,461
Rexel SA	576,229	14,560,241
Safran SA	655,792	46,202,181
Sanofi	2,902,844	302,017,914
Schneider Electric SA	1,334,849	119,374,881
SCOR SE	376,116	13,184,221
SES SA Class A FDR	737,832	25,731,192
Societe BIC SA	72,330	9,278,584
Societe Generale	1,740,742	116,304,475
Sodexo	231,456	24,710,924
STMicroelectronics NVa	1,535,807	13,934,036
Suez Environnement SA	691,957	13,838,490
Technip SA	248,333	24,417,122
Thales SA	224,223	14,895,884
Total SA	5,195,705	337,489,684
Unibail-Rodamco SE	236,278	62,297,448
Valeo SA	180,825	25,336,788
Vallourec SA	260,388	14,004,189
Veolia Environnement	875,193	16,572,283
Vinci SA	1,164,513	87,060,951
Vivendi SA	2,931,776	83,879,679
Wendel	79,563	11,966,856
Zodiac Aerospace	421,925	14,909,453

		3,336,756,544
GERMANY — 28.45%
Adidas AG	506,310	59,020,107
Allianz SE Registered	1,106,649	198,239,828
Axel Springer SE	96,440	6,821,078
BASF SE	2,230,175	256,950,915
Bayer AG Registered	2,008,363	285,429,348
Bayerische Motoren Werke AG	802,863	93,367,252
Beiersdorf AG	243,544	24,901,541
Brenntag AG	125,372	23,332,989
Celesio AGc	115,728	4,088,651
Commerzbank AGa	2,343,492	42,530,440
Continental AG	267,621	65,183,352

Security	Shares	Value

Daimler AG Registered	2,336,259	$217,868,508
Deutsche Bank AG Registered	2,471,275	120,281,273
Deutsche Boerse AG	467,734	38,398,900
Deutsche Lufthansa AG Registered[a]	552,119	14,328,493
Deutsche Post AG Registered	2,203,654	82,815,759
Deutsche Telekom AG Registered	7,035,298	119,468,131
Deutsche Wohnen AG Bearer	704,012	14,925,520
E.ON SE	4,380,787	83,618,278
Fraport AG	91,618	7,310,115
Fresenius Medical Care AG & Co. KGaA	520,842	36,047,192
Fresenius SE & Co. KGaA	303,786	47,244,057
GEA Group AG	443,624	21,530,684
Hannover Rueck SE Registered	147,071	12,532,948
HeidelbergCement AG	339,951	28,039,945
Henkel AG & Co. KGaA	315,841	31,970,856
Hochtief AG	74,741	6,952,445
Hugo Boss AG	77,152	10,281,833
Infineon Technologies AG	2,620,757	29,753,606
K+S AG Registered[c]	417,103	14,111,130
Kabel Deutschland Holding AG	55,486	7,889,524
Lanxess AG	202,524	15,043,134
Linde AG	450,857	93,498,618
MAN SE	86,796	11,208,626
Merck KGaA	156,715	27,488,771
METRO AG	315,841	13,106,350
Muenchener Rueckversicherungs-Gesellschaft AG Registered	436,391	95,621,797
Osram Licht AGa	204,935	13,941,436
ProSiebenSat.1 Media AG Registered	525,598	25,080,881
QIAGEN NVa	578,706	13,056,241
RTL Group SAa	91,618	11,823,735
RWE AG	1,193,445	47,826,216
SAP AG	2,237,408	180,838,353
Siemens AG Registered	1,926,389	257,442,882
Sky Deutschland AGa	1,056,018	11,070,166
Suedzucker AG	200,113	5,569,182
Telefonica Deutschland Holding AGd	682,478	5,467,108
ThyssenKrupp AGa	1,094,594	29,873,152
United Internet AG Registered	260,388	12,125,096

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2014

Security	Shares	Value

Volkswagen AG	69,919	$17,874,861

		2,893,191,303
IRELAND — 1.09%
Bank of Ireland[a]	55,128,147	29,618,567
CRH PLC	1,784,140	52,856,362
Irish Bank Resolution Corp. Ltd.[a,b]	446,666	6
Kerry Group PLC Class A	366,472	27,701,755
Ryanair Holdings PLC[a]	43,520	444,857
Ryanair Holdings PLC SP ADR[a]	3,024	171,642

		110,793,189
ITALY — 7.69%
Assicurazioni Generali SpA	2,832,925	63,737,819
Atlantia SpA	904,125	22,926,734
Banca Monte dei Paschi di Siena SpA[a,c]	15,437,633	3,921,060
CNH Industrial NVa	2,283,217	25,133,128
Enel Green Power SpA	4,322,923	12,144,216
Enel SpA	16,016,273	82,289,693
Eni SpA	6,181,804	149,244,281
Exor SpA	241,100	9,813,375
Fiat SpA[a,c]	2,119,269	22,201,520
Finmeccanica SpA[a]	986,099	9,703,903
Intesa Sanpaolo SpA	28,208,700	87,505,200
Luxottica Group SpA	405,048	22,483,584
Mediobanca SpA[a]	1,258,542	12,558,756
Pirelli & C. SpA	583,462	10,153,696
Prysmian SpA	499,077	12,917,491
Saipem SpA	643,737	15,150,226
Snam SpA	4,887,097	27,836,245
Telecom Italia SpA	24,346,278	27,690,910
Telecom Italia SpA RNC	14,685,401	12,879,547
Tenaris SA	1,147,636	24,077,033
Terna SpA	3,627,533	18,537,627
UniCredit SpA	10,538,481	83,910,898
Unione di Banche Italiane SpA	2,087,926	18,138,726
UnipolSai SpA[a]	2,194,010	7,508,980

		782,464,648
NETHERLANDS — 8.60%
AEGON NV	4,375,965	39,460,406
Akzo Nobel NV	581,051	48,159,162
ASML Holding NV	867,960	75,583,299
Corio NV	166,359	7,814,370
Delta Lloyd NV	458,090	13,087,219
Fugro NV CVA	171,181	9,955,930

Security	Shares	Value

Gemalto NVc	192,880	$21,711,301
Heineken Holding NV	245,922	15,917,947
Heineken NV	559,352	37,847,193
ING Groep NV CVA[a]	9,304,049	135,827,596
Koninklijke Ahold NV	2,449,576	45,724,399
Koninklijke DSM NV	373,705	23,894,835
Koninklijke KPN NVa	7,780,297	27,777,795
Koninklijke Philips NV	2,283,217	79,971,912
Koninklijke Vopak NV	173,592	10,175,274
OCI NVa	226,634	11,093,276
Randstad Holding NV	301,375	18,999,469
Reed Elsevier NV	1,685,289	36,962,890
Royal Boskalis Westminster NV CVA	190,469	9,540,102
TNT Express NV	1,036,730	10,101,915
Unilever NV CVA	3,958,862	157,089,453
Wolters Kluwer NV	737,766	21,326,958
Ziggo NV	366,505	16,780,484

		874,803,185
PORTUGAL — 0.60%
Banco Espirito Santo SA Registered[a]	4,363,910	8,534,539
Energias de Portugal SA	4,860,810	21,080,424
Galp Energia SGPS SA Class B	846,261	14,236,153
Jeronimo Martins SGPS SA	602,915	10,254,903
Portugal Telecom SGPS SA Registered[c]	1,540,629	6,917,610

		61,023,629
SPAIN — 10.96%
Abertis Infraestructuras SA	943,493	22,178,863
Actividades de Construcciones y Servicios SA	426,747	15,350,972
Amadeus IT Holding SA Class A	921,398	40,551,061
Banco Bilbao Vizcaya Argentaria SA	14,060,952	174,685,530
Banco de Sabadell SA	8,313,128	27,487,146
Banco Popular Espanol SA	3,992,616	28,807,247
Banco Santander SA	28,174,946	255,508,299
Bankia SAa	9,846,524	20,684,889
CaixaBank SA	4,248,182	26,813,923
Distribuidora Internacional de Alimentacion SA	1,446,600	12,427,389
Enagas SA	424,953	12,375,295
Ferrovial SA	988,510	20,888,802

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2014

Security	Shares	Value

Gas Natural SDG SA	844,807	$21,696,752
Grifols SA	359,470	20,504,715
Iberdrola SA	11,643,996	77,467,534
Industria de Diseno Textil SA	530,519	76,423,388
International Consolidated Airlines Group SAa	2,447,165	17,886,449
Mapfre SA	2,664,155	11,038,798
Red Electrica Corporacion SA	240,784	18,756,326
Repsol SA	2,117,803	53,249,714
Telefonica SA	9,941,807	152,552,885
Zardoya Otis SA	417,565	7,232,071

		1,114,568,048

TOTAL COMMON STOCKS
(Cost: $8,991,076,475)		9,958,986,092

PREFERRED STOCKS — 1.97%

GERMANY — 1.97%
Bayerische Motoren Werke AG	132,605	11,650,011
Fuchs Petrolub SE	86,796	8,667,205
Henkel AG & Co. KGaA	433,980	48,460,822
Porsche Automobil Holding SE	371,294	39,071,217
Volkswagen AG	352,006	91,886,754

		199,736,009

TOTAL PREFERRED STOCKS
(Cost: $179,433,677)		199,736,009

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	61,214,303	61,214,303
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	3,209,143	3,209,143
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	3,739,515	3,739,515

		68,162,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,162,961)		68,162,961

Value

TOTAL INVESTMENTS IN SECURITIES — 100.56%
(Cost: $9,238,673,113)	$10,226,885,062
Other Assets, Less Liabilities — (0.56)%	(56,719,702)

NET ASSETS — 100.00%	$10,170,165,360

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.98%

AEROSPACE & DEFENSE — 5.42%
Airbus Group NV	167,366	$12,341,507
Safran SA	77,318	5,447,246
Thales SA	25,996	1,727,001
Zodiac Aerospace	48,642	1,718,850

		21,234,604
AUTO COMPONENTS — 2.44%
Compagnie Generale des Etablissements Michelin Class B	53,399	6,532,220
Valeo SA	21,507	3,013,512

		9,545,732
AUTOMOBILES — 1.40%
Renault SA	54,806	5,465,961

		5,465,961
BEVERAGES — 1.98%
Pernod Ricard SA	60,568	7,134,810
Remy Cointreau SA	7,102	603,249

		7,738,059
BUILDING PRODUCTS — 1.82%
Compagnie de Saint-Gobain	118,590	7,124,893

		7,124,893
CHEMICALS — 3.63%
Arkema SA	17,889	1,946,944
L’Air Liquide SA	88,976	12,259,432

		14,206,376
COMMERCIAL BANKS — 11.10%
BNP Paribas SA	283,879	23,313,056
Credit Agricole SAa	285,353	4,540,210
Natixis	264,449	1,909,130
Societe Generale	204,953	13,693,558

		43,455,954
COMMERCIAL SERVICES & SUPPLIES — 0.75%
Edenred SA	57,955	1,865,039
Societe BIC SA	8,241	1,057,166

		2,922,205
COMMUNICATIONS EQUIPMENT — 0.89%
Alcatel-Lucent[a,b]	795,759	3,473,039

		3,473,039
CONSTRUCTION & ENGINEERING — 3.18%
Bouygues SA	54,605	2,202,952
Vinci SA	137,216	10,258,499

		12,461,451

Security	Shares	Value

CONSTRUCTION MATERIALS — 1.25%
Imerys SA	9,648	$899,460
Lafarge SA	53,265	4,007,194

		4,906,654
DIVERSIFIED FINANCIAL SERVICES — 0.53%
Eurazeo	8,777	688,671
Wendel	9,179	1,380,589

		2,069,260
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.66%
Iliad SA	7,437	1,814,995
Orange	528,764	6,623,115
Vivendi SA	343,643	9,831,810

		18,269,920
ELECTRIC UTILITIES — 0.70%
Electricite de France	68,943	2,743,783

		2,743,783
ELECTRICAL EQUIPMENT — 5.20%
ALSTOM	61,573	1,662,988
Legrand SA	75,509	4,685,719
Schneider Electric SA	156,579	14,002,782

		20,351,489
ENERGY EQUIPMENT & SERVICES — 0.91%
CGG[a]	45,359	695,388
Technip SA	29,011	2,852,481

		3,547,869
FOOD & STAPLES RETAILING — 2.12%
Carrefour SA	175,473	6,475,716
Casino Guichard-Perrachon SA	16,080	1,828,681

		8,304,397
FOOD PRODUCTS — 2.92%
Danone	161,939	11,447,029

		11,447,029
HEALTH CARE EQUIPMENT & SUPPLIES — 1.56%
Essilor International SA	58,357	6,098,181

		6,098,181
HOTELS, RESTAURANTS & LEISURE — 1.33%
Accor SA	45,426	2,322,954
Sodexo	26,867	2,868,400

		5,191,354
INSURANCE — 4.08%
AXA SA	511,880	13,390,265
CNP Assurances SA	48,977	1,056,609

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2014

Security	Shares	Value

SCOR SE	43,818	$1,535,979

		15,982,853
IT SERVICES — 1.31%
Atos SA	19,966	1,942,733
Cap Gemini SA	40,870	3,202,274

		5,145,007
MACHINERY — 0.42%
Vallourec SA	30,619	1,646,751

		1,646,751
MEDIA — 2.90%
Eutelsat Communications SA	40,803	1,331,953
JCDecaux SA	19,028	840,714
Lagardere SCA	31,758	1,276,182
Publicis Groupe SA	51,657	4,908,611
SES SA Class A FDR	86,631	3,021,174

		11,378,634
METALS & MINING — 1.15%
ArcelorMittal	284,951	4,512,168

		4,512,168
MULTI-UTILITIES — 3.38%
GDF Suez	378,416	9,716,054
Suez Environnement SA	80,065	1,601,225
Veolia Environnement	101,773	1,927,130

		13,244,409
OIL, GAS & CONSUMABLE FUELS — 10.12%
Total SA	609,968	39,620,784

		39,620,784
PERSONAL PRODUCTS — 2.98%
L’Oreal SA	68,943	11,688,337

		11,688,337
PHARMACEUTICALS — 9.05%
Sanofi	340,762	35,453,586

		35,453,586
PROFESSIONAL SERVICES — 0.44%
Bureau Veritas SA	62,980	1,738,827

		1,738,827
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.87%
Fonciere des Regions	8,040	753,992
Gecina SA	6,298	866,891
Icade	10,318	1,017,786
Klepierre	28,475	1,299,406
Unibail-Rodamco SE	27,738	7,313,447

		11,251,522

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.42%
STMicroelectronics NV	181,771	$1,649,168

		1,649,168
SOFTWARE — 0.53%
Dassault Systemes SA	17,956	2,065,339

		2,065,339
TEXTILES, APPAREL & LUXURY GOODS — 5.36%
Christian Dior SA	15,544	3,076,451
Kering	21,574	4,427,826
LVMH Moet Hennessy Louis Vuitton SA	72,360	13,476,917

		20,981,194
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Rexel SA	68,675	1,735,290

		1,735,290
TRANSPORTATION INFRASTRUCTURE — 0.74%
Aeroports de Paris	8,442	1,025,352
Groupe Eurotunnel SA Registered	156,914	1,886,780

		2,912,132

TOTAL COMMON STOCKS
(Cost: $401,360,450)		391,564,211

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	21,604	21,604
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,132	1,132
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	54,495	54,495

		77,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,231)		77,231

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $401,437,681)	$391,641,442
Other Assets, Less Liabilities — (0.00)%	(19,568)

NET ASSETS — 100.00%	$391,621,874

FDR  —  Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 2.80%
Finmeccanica SpA[a,b]	3,163,950	$31,135,477

		31,135,477
AUTO COMPONENTS — 2.66%
Pirelli & C. SpA	1,696,340	29,520,553

		29,520,553
AUTOMOBILES — 4.42%
Fiat SpA[a]	4,690,745	49,140,373

		49,140,373
CAPITAL MARKETS — 3.16%
Mediobanca SpA[a]	3,514,610	35,071,637

		35,071,637
COMMERCIAL BANKS — 20.77%
Banca Monte dei Paschi di Siena SpA[a,b]	71,459,435	18,150,239
Intesa Sanpaolo SpA	27,694,575	85,910,351
UniCredit SpA	10,421,900	82,982,641
Unione di Banche Italiane SpA	5,027,165	43,673,181

		230,716,412
DIVERSIFIED FINANCIAL SERVICES — 2.50%
Exor SpA	681,740	27,748,528

		27,748,528
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.26%
Telecom Italia SpA	30,111,815	34,248,502
Telecom Italia SpA RNC	14,959,120	13,119,606

		47,368,108
ELECTRIC UTILITIES — 10.87%
Enel SpA	15,351,610	78,874,734
Terna SpA	8,200,460	41,906,460

		120,781,194
ELECTRICAL EQUIPMENT — 3.01%
Prysmian SpA	1,291,835	33,436,258

		33,436,258
ENERGY EQUIPMENT & SERVICES — 4.47%
Saipem SpA	237,630	5,592,576
Tenaris SA	2,100,400	44,065,715

		49,658,291
GAS UTILITIES — 4.49%
Snam SpA	8,750,480	49,841,554

		49,841,554

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.50%
Enel Green Power SpA	1,994,045	$5,601,792

		5,601,792
INSURANCE — 7.27%
Assicurazioni Generali SpA	2,644,635	59,501,493
UnipolSai SpA[a]	6,204,635	21,235,309

		80,736,802
MACHINERY — 4.10%
CNH Industrial NVa	4,142,950	45,604,642

		45,604,642
OIL, GAS & CONSUMABLE FUELS — 16.26%
Eni SpA	7,481,340	180,618,346

		180,618,346
TEXTILES, APPAREL & LUXURY GOODS — 3.95%
Luxottica Group SpA	789,875	43,844,731

		43,844,731
TRANSPORTATION INFRASTRUCTURE — 4.46%
Atlantia SpA	1,956,665	49,616,965

		49,616,965

TOTAL COMMON STOCKS
(Cost: $912,941,373)		1,110,441,663

SHORT-TERM INVESTMENTS — 3.63%

MONEY MARKET FUNDS — 3.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	37,794,011	37,794,011
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,981,341	1,981,341
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	516,351	516,351

		40,291,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,291,703)		40,291,703

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 103.58%
(Cost: $953,233,076)	$1,150,733,366
Other Assets, Less Liabilities — (3.58)%	(39,732,772)

NET ASSETS — 100.00%	$1,111,000,594

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AIR FREIGHT & LOGISTICS — 1.60%
PostNL NVa	348,705	$1,669,275
TNT Express NV	344,574	3,357,535

		5,026,810
BEVERAGES — 5.59%
Heineken Holding NV	79,831	5,167,271
Heineken NV	182,736	12,364,387

		17,531,658
CAPITAL MARKETS — 0.52%
BinckBank NV	41,067	470,774
Tetragon Financial Group Ltd.	101,574	1,157,943

		1,628,717
CHEMICALS — 7.63%
Akzo Nobel NV	185,895	15,407,507
Koninklijke DSM NV	122,472	7,830,905
Koninklijke Ten Cate NV	20,412	676,609

		23,915,021
CONSTRUCTION & ENGINEERING — 3.42%
Arcadis NV	47,628	1,802,411
Grontmij NVa	48,114	240,559
Koninklijke BAM Groep NV	193,428	1,154,102
OCI NVa	75,087	3,675,357
Royal Boskalis Westminster NV CVA	62,208	3,115,839
Royal Imtech NVa,b	267,592	736,582

		10,724,850
DIVERSIFIED FINANCIAL SERVICES — 14.16%
ING Groep NV CVA[a]	3,039,607	44,374,499
SNS REAAL NVa,b,c	68,952	1

		44,374,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.63%
Koninklijke KPN NVa	2,537,163	9,058,368
Ziggo NV	118,827	5,440,511

		14,498,879
ELECTRICAL EQUIPMENT — 0.38%
Kendrion NV	7,938	274,637
TKH Group NV	26,001	912,147

		1,186,784
ENERGY EQUIPMENT & SERVICES — 1.77%
Fugro NV CVA	55,780	3,244,179
SBM Offshore NVa	148,716	2,304,579

		5,548,758

Security	Shares	Value

FOOD & STAPLES RETAILING — 4.84%
Amsterdam Commodities NV	11,178	$262,146
Koninklijke Ahold NV	798,741	14,909,499

		15,171,645
FOOD PRODUCTS — 17.61%
Corbion NV	51,273	1,156,067
Koninklijke Wessanen NV	60,507	296,671
Nutreco NV	55,647	2,535,125
Unilever NV CVA	1,290,573	51,210,526

		55,198,389
HOUSEHOLD DURABLES — 0.17%
TomTom NVa,b	80,676	520,804

		520,804
INDUSTRIAL CONGLOMERATES — 8.31%
Koninklijke Philips NV	743,337	26,036,106

		26,036,106
INSURANCE — 5.52%
AEGON NV	1,436,616	12,954,731
Delta Lloyd NV	152,118	4,345,875

		17,300,606
LEISURE EQUIPMENT & PRODUCTS — 0.10%
Accell Group NV	15,309	306,589

		306,589
MACHINERY — 0.81%
Aalberts Industries NV	74,517	2,521,006

		2,521,006
MEDIA — 6.06%
Reed Elsevier NV	550,395	12,071,633
Wolters Kluwer NV	239,355	6,919,150

		18,990,783
METALS & MINING — 0.07%
AMG Advanced Metallurgical Group NVa	22,599	225,105

		225,105
OIL, GAS & CONSUMABLE FUELS — 1.05%
Koninklijke Vopak NV	55,890	3,276,050

		3,276,050
PROFESSIONAL SERVICES — 2.45%
Brunel International NV	7,776	494,408
Randstad Holding NV	98,658	6,219,659
USG People NV	51,273	976,549

		7,690,616

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.12%
Corio NV	54,511	$2,560,541
Eurocommercial Properties NV	28,188	1,269,568
Nieuwe Steen Investments NV	107,892	668,780
VastNed Retail NV	14,337	724,737
Wereldhave NV	16,524	1,418,396

		6,642,022
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.45%
ASM International NV	40,338	1,560,796
ASML Holding NV	283,095	24,652,350
BE Semiconductor Industries NV	19,197	270,442

		26,483,588
SOFTWARE — 2.59%
Gemalto NVb	62,694	7,057,073
Unit4 NV	19,926	1,062,441

		8,119,514

TOTAL COMMON STOCKS
(Cost: $289,427,037)		312,918,800

SHORT-TERM INVESTMENTS — 2.67%

MONEY MARKET FUNDS — 2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	7,954,958	7,954,958
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	417,036	417,036
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	3,778	3,778

		8,375,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,375,772)		8,375,772

Value

TOTAL INVESTMENTS IN SECURITIES — 102.52%
(Cost: $297,802,809)	$321,294,572
Other Assets, Less Liabilities — (2.52)%	(7,888,560)

NET ASSETS — 100.00%	$313,406,012

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AIRLINES — 2.38%
International Consolidated Airlines Group SAa	4,298,800	$31,420,140

		31,420,140
BIOTECHNOLOGY — 2.66%
Grifols SA	616,000	35,137,576

		35,137,576
COMMERCIAL BANKS — 45.79%
Banco Bilbao Vizcaya Argentaria SA	13,955,920	173,380,671
Banco de Sabadell SA	12,859,440	42,519,411
Banco Popular Espanol SA	6,116,880	44,134,089
Banco Santander SA	29,618,160	268,596,279
Bankia SAa	16,285,720	34,211,902
CaixaBank SA	6,567,440	41,452,751

		604,295,103
CONSTRUCTION & ENGINEERING — 4.80%
Actividades de Construcciones y Servicios SA	782,760	28,157,496
Ferrovial SA	1,665,400	35,192,574

		63,350,070
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.25%
Telefonica SA	9,672,080	148,414,037

		148,414,037
ELECTRIC UTILITIES — 7.21%
Iberdrola SA	9,153,760	60,899,988
Red Electrica Corporacion SA	439,703	34,251,498

		95,151,486
FOOD & STAPLES RETAILING — 1.87%
Distribuidora Internacional de Alimentacion SA	2,869,680	24,652,723

		24,652,723
GAS UTILITIES — 4.62%
Enagas SA	851,753	24,804,377
Gas Natural SDG SA	1,408,880	36,183,554

		60,987,931
INSURANCE — 1.74%
Mapfre SA	5,530,360	22,914,780

		22,914,780
IT SERVICES — 4.43%
Amadeus IT Holding SA Class A	1,328,360	58,461,607

		58,461,607

Security	Shares	Value

MACHINERY — 1.42%
Zardoya Otis SA	1,082,400	$18,746,766

		18,746,766
OIL, GAS & CONSUMABLE FUELS — 4.52%
Repsol SA	2,372,920	59,664,337

		59,664,337
SPECIALTY RETAIL — 4.44%
Industria de Diseno Textil SA	407,000	58,629,981

		58,629,981
TRANSPORTATION INFRASTRUCTURE — 2.75%
Abertis Infraestructuras SA	1,540,880	36,221,749

		36,221,749

TOTAL COMMON STOCKS
(Cost: $1,161,333,857)		1,318,048,286

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,077,235	1,077,235

		1,077,235

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,077,235)		1,077,235
TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $1,162,411,092)		1,319,125,521
Other Assets, Less Liabilities — 0.04%		502,096

NET ASSETS — 100.00%		$1,319,627,617

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.99%

BUILDING PRODUCTS — 3.88%
Assa Abloy AB Class B	401,472	$20,463,280

		20,463,280
COMMERCIAL BANKS — 26.16%
Nordea Bank AB	3,548,928	50,887,738
Skandinaviska Enskilda Banken AB Class A	1,835,712	25,834,917
Svenska Handelsbanken AB Class A	602,112	31,489,001
Swedbank AB Class A	1,057,920	29,892,910

		138,104,566
COMMERCIAL SERVICES & SUPPLIES — 0.80%
Securitas AB Class B	384,576	4,241,614

		4,241,614
COMMUNICATIONS EQUIPMENT — 8.93%
Telefonaktiebolaget LM Ericsson Class B	3,634,944	47,155,846

		47,155,846
CONSTRUCTION & ENGINEERING — 1.91%
Skanska AB Class B	462,912	10,059,455

		10,059,455
DIVERSIFIED FINANCIAL SERVICES — 6.30%
Industrivarden AB Class C	159,552	3,088,593
Investment AB Kinnevik Class B	268,224	10,422,198
Investor AB Class B	553,536	19,745,534

		33,256,325
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.18%
TeliaSonera AB	2,861,952	22,075,675

		22,075,675
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.92%
Hexagon AB Class B	286,080	10,160,280

		10,160,280
HEALTH CARE EQUIPMENT & SUPPLIES — 2.75%
Elekta AB Class Ba	442,752	5,892,393
Getinge AB Class B	239,616	8,633,530

		14,525,923
HOUSEHOLD DURABLES — 1.95%
Electrolux AB Class B	292,416	6,934,190
Husqvarna AB Class B	497,856	3,369,222

		10,303,412

Security	Shares	Value

HOUSEHOLD PRODUCTS — 4.05%
Svenska Cellulosa AB Class B	703,104	$21,370,876

		21,370,876
MACHINERY — 21.51%
Alfa Laval AB	381,504	10,362,992
Atlas Copco AB Class A	801,408	22,532,230
Atlas Copco AB Class B	469,056	12,470,278
Sandvik AB	1,288,704	17,995,765
Scania AB Class B	386,688	11,892,241
SKF AB Class B	477,504	12,799,238
Volvo AB Class B	1,694,208	25,522,948

		113,575,692
METALS & MINING — 1.01%
Boliden AB	336,768	5,346,734

		5,346,734
OIL, GAS & CONSUMABLE FUELS — 1.02%
Lundin Petroleum ABb	268,032	5,385,202

		5,385,202
SPECIALTY RETAIL — 9.70%
Hennes & Mauritz AB Class B	1,134,720	51,229,934

		51,229,934
TOBACCO — 1.45%
Swedish Match AB	242,112	7,672,716

		7,672,716
WIRELESS TELECOMMUNICATION SERVICES — 2.47%
Millicom International Cellular SA SDR	79,104	8,255,372
Tele2 AB Class B	385,920	4,792,634

		13,048,006

TOTAL COMMON STOCKS
(Cost: $455,498,519)		527,975,536

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,933,773	3,933,773
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	206,227	206,227

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,950	$1,950

		4,141,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,141,950)		4,141,950

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $459,640,469)		532,117,486
Other Assets, Less Liabilities — (0.77)%		(4,088,322)

NET ASSETS — 100.00%		$528,029,164

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.14%

BIOTECHNOLOGY — 1.30%
Actelion Ltd. Registered[a]	133,584	$14,142,494

		14,142,494
BUILDING PRODUCTS — 1.30%
Geberit AG Registered	44,781	14,062,698

		14,062,698
CAPITAL MARKETS — 10.40%
Credit Suisse Group AG Registered	1,418,318	44,604,233
Julius Baer Group Ltd.[a]	257,554	12,053,106
Partners Group Holding AG	26,818	6,975,481
UBS AG Registered[a]	2,297,999	49,231,655

		112,864,475
CHEMICALS — 5.80%
EMS-Chemie Holding AG Registered	15,180	5,842,439
Givaudan SA Registered[a]	9,264	14,514,441
Sika AG Bearer	2,839	10,456,081
Syngenta AG Registered	88,297	32,078,837

		62,891,798
CONSTRUCTION MATERIALS — 1.78%
Holcim Ltd. Registered[a]	238,579	19,339,851

		19,339,851
DIVERSIFIED FINANCIAL SERVICES — 0.48%
Pargesa Holding SA Bearer	60,973	5,233,377

		5,233,377
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.42%
Swisscom AG Registered	26,059	15,414,100

		15,414,100
ELECTRICAL EQUIPMENT — 4.48%
ABB Ltd. Registered[a]	1,902,560	48,579,217

		48,579,217
ENERGY EQUIPMENT & SERVICES — 1.42%
Transocean Ltd.[a]	366,344	15,459,817

		15,459,817
FOOD PRODUCTS — 20.00%
Aryzta AGa	120,681	10,056,750
Barry Callebaut AG Registered[a]	4,952	6,167,511
Lindt & Spruengli AG Participation Certificates	1,438	7,075,717
Lindt & Spruengli AG Registered	150	8,696,356

Security	Shares	Value

Nestle SA Registered	2,446,510	$184,988,154

		216,984,488
HEALTH CARE EQUIPMENT & SUPPLIES — 0.85%
Sonova Holding AG Registered[a]	65,527	9,254,722

		9,254,722
INSURANCE — 8.63%
Baloise Holding AG Registered	67,045	8,631,815
Swiss Life Holding AG Registered[a]	41,998	10,437,514
Swiss Re AGa	339,779	31,709,621
Zurich Insurance Group AGa	139,909	42,808,215

		93,587,165
LIFE SCIENCES TOOLS & SERVICES — 0.81%
Lonza Group AG Registered[a]	83,743	8,842,074

		8,842,074
MACHINERY — 1.90%
Schindler Holding AG Participation Certificates	60,973	9,130,721
Schindler Holding AG Registered	38,962	5,909,768
Sulzer AG Registered	39,468	5,578,753

		20,619,242
MARINE — 0.92%
Kuehne & Nagel International AG Registered	70,081	9,993,385

		9,993,385
PHARMACEUTICALS — 27.50%
Novartis AG Registered	1,665,752	138,907,226
Roche Holding AG Genusschein	517,638	159,499,265

		298,406,491
PROFESSIONAL SERVICES — 2.64%
Adecco SA Registered[a]	157,619	13,591,239
SGS SA Registered	6,072	15,021,444

		28,612,683
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.66%
Swiss Prime Site AG Registered[a]	85,261	7,153,483

		7,153,483
TEXTILES, APPAREL & LUXURY GOODS — 6.85%
Compagnie Financiere Richemont SA Class A Bearer	460,966	45,845,392
Swatch Group AG (The) Bearer	31,372	20,907,543
Swatch Group AG (The) Registered	64,262	7,543,927

		74,296,862

TOTAL COMMON STOCKS
(Cost: $829,505,949)		1,075,738,422

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	443,188	$443,188

		443,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $443,188)		443,188

TOTAL INVESTMENTS IN SECURITIES — 99.18%
(Cost: $829,949,137)		1,076,181,610
Other Assets, Less Liabilities — 0.82%		8,883,761

NET ASSETS — 100.00%		$1,085,065,371

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 98.53%

AEROSPACE & DEFENSE — 2.24%
BAE Systems PLC	4,815,599	$33,160,547
Cobham PLC	1,614,041	8,068,690
Meggitt PLC	1,186,969	10,025,479
Rolls-Royce Holdings PLC[a]	2,813,777	47,107,537

		98,362,253
AIR FREIGHT & LOGISTICS — 0.22%
Royal Mail PLC[a]	972,696	9,780,557

		9,780,557
AIRLINES — 0.16%
easyJet PLC[b]	237,363	6,845,878

		6,845,878
AUTO COMPONENTS — 0.38%
GKN PLC	2,454,126	16,685,418

		16,685,418
BEVERAGES — 4.48%
Coca-Cola HBC AGa	299,792	7,460,737
Diageo PLC	3,756,292	118,251,259
SABMiller PLC	1,440,589	70,663,972

		196,375,968
CAPITAL MARKETS — 1.06%
3i Group PLC	1,453,988	10,258,365
Aberdeen Asset Management PLC	1,435,631	9,397,456
Hargreaves Lansdown PLC	319,409	7,477,885
ICAP PLC	823,883	6,054,390
Investec PLC	865,428	6,449,608
Schroders PLC	152,204	6,920,079

		46,557,783
CHEMICALS — 0.58%
Croda International PLC	203,191	8,652,555
Johnson Matthey PLC	306,650	16,763,402

		25,415,957
COMMERCIAL BANKS — 13.48%
Barclays PLC	22,893,281	96,719,961
HSBC Holdings PLC	28,056,338	296,073,751
Lloyds Banking Group PLC[a]	74,759,280	103,398,011
Royal Bank of Scotland Group PLC[a]	3,243,161	17,821,537
Standard Chartered PLC	3,631,284	76,981,429

		590,994,689

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.89%
Aggreko PLC	402,586	$10,524,912
Babcock International Group PLC	541,828	13,357,013
G4S PLC	2,321,892	9,237,575
Serco Group PLC	750,330	5,790,515

		38,910,015
CONTAINERS & PACKAGING — 0.22%
Rexam PLC	1,184,775	9,802,441

		9,802,441
DIVERSIFIED FINANCIAL SERVICES — 0.20%
London Stock Exchange Group PLC	263,706	8,957,957

		8,957,957
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.03%
BT Group PLC	11,833,550	81,268,498
Inmarsat PLC	670,859	7,807,980
Verizon Communications Inc.	16	759

		89,077,237
ELECTRIC UTILITIES — 0.76%
SSE PLC	1,419,874	33,384,333

		33,384,333
ENERGY EQUIPMENT & SERVICES — 0.39%
AMEC PLC	445,177	8,378,142
Petrofac Ltd.	388,232	8,900,464

		17,278,606
FOOD & STAPLES RETAILING — 2.06%
J Sainsbury PLC	1,849,638	10,619,628
Tesco PLC	12,097,927	66,743,045
Wm Morrison Supermarkets PLC	3,318,866	13,087,204

		90,449,877
FOOD PRODUCTS — 2.57%
Associated British Foods PLC	533,117	26,784,860
Tate & Lyle PLC	696,962	7,498,586
Unilever PLC	1,920,640	78,568,593

		112,852,039
HEALTH CARE EQUIPMENT & SUPPLIES — 0.49%
Smith & Nephew PLC	1,337,432	21,326,311

		21,326,311
HOTELS, RESTAURANTS & LEISURE — 2.29%
Carnival PLC	274,944	11,348,642
Compass Group PLC	2,689,525	42,570,895

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2014

Security	Shares	Value

InterContinental Hotels Group PLC	387,814	$12,621,412
TUI Travel PLC	672,181	5,038,721
Whitbread PLC	270,511	20,341,184
William Hill PLC	1,297,702	8,646,823

		100,567,677
HOUSEHOLD DURABLES — 0.25%
Persimmon PLC[a]	455,543	11,039,081

		11,039,081
HOUSEHOLD PRODUCTS — 1.82%
Reckitt Benckiser Group PLC	969,400	79,831,336

		79,831,336
INDUSTRIAL CONGLOMERATES — 0.75%
IMI PLC	408,000	10,427,141
Melrose Industries PLC	1,603,843	8,821,362
Smiths Group PLC	590,010	13,526,352

		32,774,855
INSURANCE — 5.52%
Admiral Group PLC	288,196	6,930,668
Aviva PLC	4,409,962	35,001,106
Direct Line Insurance Group PLC	1,683,513	7,462,380
Legal & General Group PLC	8,854,136	35,671,049
Old Mutual PLC	7,328,132	24,205,560
Prudential PLC	3,829,907	86,968,655
Resolution Ltd.	2,122,137	13,436,019
RSA Insurance Group PLC	5,495,804	8,956,866
Standard Life PLC	3,556,475	23,244,467

		241,876,770
INTERNET & CATALOG RETAIL — 0.22%
ASOS PLC[a]	81,148	9,465,036

		9,465,036
MACHINERY — 0.31%
Weir Group PLC (The)	318,982	13,722,312

		13,722,312
MEDIA — 3.09%
British Sky Broadcasting Group PLC	1,542,536	24,299,559
ITV PLC	5,722,654	19,362,839
Pearson PLC	1,224,858	20,793,635
Reed Elsevier PLC	1,748,459	26,825,574
WPP PLC	2,012,815	44,121,151

		135,402,758

Security	Shares	Value

METALS & MINING — 6.59%
Anglo American PLC	2,086,280	$53,528,246
Antofagasta PLC	590,116	8,905,460
BHP Billiton PLC	3,160,622	102,147,427
Fresnillo PLC	276,895	4,415,289
Randgold Resources Ltd.	131,117	10,430,700
Rio Tinto PLC	1,902,589	109,443,697

		288,870,819
MULTI-UTILITIES — 2.71%
Centrica PLC	7,628,887	40,783,744
National Grid PLC	5,582,188	78,066,737

		118,850,481
MULTILINE RETAIL — 1.06%
Marks & Spencer Group PLC	2,418,607	20,407,979
Next PLC	231,999	26,185,384

		46,593,363
OIL, GAS & CONSUMABLE FUELS — 18.02%
BG Group PLC	5,101,507	93,059,807
BP PLC	27,907,998	235,906,002
Glencore Xstrata PLC[a]	15,878,477	87,599,958
Royal Dutch Shell PLC Class A	5,777,332	210,872,734
Royal Dutch Shell PLC Class B	3,710,112	144,683,376
Tullow Oil PLC	1,361,649	18,232,540

		790,354,417
PHARMACEUTICALS — 8.70%
AstraZeneca PLC	1,878,679	128,580,036
GlaxoSmithKline PLC	7,275,404	203,797,440
Shire PLC	879,662	48,942,837

		381,320,313
PROFESSIONAL SERVICES — 1.32%
Capita PLC	985,996	18,837,151
Experian PLC	1,497,254	27,124,167
Intertek Group PLC	241,468	11,901,175

		57,862,493
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.38%
British Land Co. PLC	1,425,854	16,654,940
Hammerson PLC	1,066,786	10,270,760
Intu Properties PLC	1,017,417	5,536,260
Land Securities Group PLC	1,177,260	21,425,819
SEGRO PLC	1,110,684	6,643,123

		60,530,902

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.81%
ARM Holdings PLC	2,095,369	$35,466,401

		35,466,401
SOFTWARE — 0.27%
Sage Group PLC (The)	1,641,355	11,874,622

		11,874,622
SPECIALTY RETAIL — 0.54%
Kingfisher PLC	3,551,010	23,446,787

		23,446,787
TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Burberry Group PLC	663,530	17,135,565

		17,135,565
TOBACCO — 4.86%
British American Tobacco PLC	2,826,887	153,966,784
Imperial Tobacco Group PLC	1,446,454	59,073,865

		213,040,649
TRADING COMPANIES & DISTRIBUTORS — 1.10%
Bunzl PLC	499,044	13,155,361
Travis Perkins PLC	366,865	12,019,552
Wolseley PLC	397,328	23,145,372

		48,320,285
WATER UTILITIES — 0.56%
Severn Trent PLC	357,557	11,085,422
United Utilities Group PLC	1,020,416	13,329,953

		24,415,375
WIRELESS TELECOMMUNICATION SERVICES — 3.76%
Vodafone Group PLC	39,558,671	165,073,085

		165,073,085

TOTAL COMMON STOCKS (Cost: $3,944,051,702)		4,320,892,701

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	4,077,437	4,077,437
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	213,782	213,782

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	286,015	$286,015

		4,577,234

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,577,234)		4,577,234

TOTAL INVESTMENTS IN SECURITIES — 98.64%
(Cost: $3,948,628,936)		4,325,469,935
Other Assets, Less Liabilities — 1.36%		59,815,913

NET ASSETS — 100.00%		$4,385,285,848

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
540	FTSE 100 Index (Mar. 2014)	NYSE Liffe London	$61,315,509	$550,654

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI Emerging Markets Eastern Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$112,102,448	$65,401,998	$162,285,169
Affiliated (Note 2)	335,407	2,752,633	116,650

Total cost of investments	$112,437,855	$68,154,631	$162,401,819

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$99,503,627	$74,405,334	$146,815,402
Affiliated (Note 2)	335,407	2,752,633	116,650

Total fair value of investments	99,839,034	77,157,967	146,932,052
Foreign currency, at value[b]	28,356	90,709	57,062
Receivables:
Investment securities sold	4,446,494	2,012,872	639,529
Due from custodian (Note 4)	2,223,756	—	—
Dividends and interest	819,506	34,798	3,744

Total Assets	107,357,146	79,296,346	147,632,387

LIABILITIES
Payables:
Investment securities purchased	6,702,616	2,078,188	672,464
Collateral for securities on loan (Note 1)	151,091	2,712,288	—
Investment advisory fees (Note 2)	33,043	26,367	79,088

Total Liabilities	6,886,750	4,816,843	751,552

NET ASSETS	$100,470,396	$74,479,503	$146,880,835

Net assets consist of:
Paid-in capital	$197,632,510	$115,630,649	$166,493,490
Distributions in excess of net investment income	(497,614)	(1,116,261)	(180,322)
Accumulated net realized loss	(84,078,742)	(49,040,514)	(3,961,955)
Net unrealized appreciation (depreciation)	(12,585,758)	9,005,629	(15,470,378)

NET ASSETS	$100,470,396	$74,479,503	$146,880,835

Shares outstanding[c]	4,900,000	4,320,000	6,150,000

Net asset value per share	$20.50	$17.24	$23.88

[a]	Securities on loan with values of $143,886, $2,575,136 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $27,960, $89,959 and $57,256, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 200 million, respectively.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI EMU ETF	iShares MSCI France ETF	iShares MSCI Italy Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$9,170,510,152	$401,360,450	$912,941,373
Affiliated (Note 2)	68,162,961	77,231	40,291,703

Total cost of investments	$9,238,673,113	$401,437,681	$953,233,076

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,158,722,101	$391,564,211	$1,110,441,663
Affiliated (Note 2)	68,162,961	77,231	40,291,703

Total fair value of investments	10,226,885,062	391,641,442	1,150,733,366
Foreign currency, at value[b]	9,109,891	106,704	631,359
Receivables:
Investment securities sold	16,763,524	307,853	13,653,807
Due from custodian (Note 4)	2,098,566	—	—
Dividends and interest	5,318,191	94	112,086
Capital shares sold	296,548	—	—

Total Assets	10,260,471,782	392,056,093	1,165,130,618

LIABILITIES
Payables:
Investment securities purchased	22,308,957	272,788	13,980,341
Collateral for securities on loan (Note 1)	64,423,446	22,736	39,775,352
Securities related to in-kind transactions (Note 4)	74,831	—	—
Investment advisory fees (Note 2)	3,499,188	138,695	374,331

Total Liabilities	90,306,422	434,219	54,130,024

NET ASSETS	$10,170,165,360	$391,621,874	$1,111,000,594

Net assets consist of:
Paid-in capital	$9,441,673,545	$408,119,554	$1,009,377,072
Undistributed (distributions in excess of) net investment income	8,206,471	(256,744)	(494,913)
Accumulated net realized loss	(268,263,559)	(6,445,909)	(95,388,232)
Net unrealized appreciation (depreciation)	988,548,903	(9,795,027)	197,506,667

NET ASSETS	$10,170,165,360	$391,621,874	$1,111,000,594

Shares outstanding[c]	241,100,000	13,400,000	66,750,000

Net asset value per share	$42.18	$29.23	$16.64

[a]	Securities on loan with values of $60,948,796, $21,542 and $37,126,485, respectively. See Note 1.
[b]	Cost of foreign currency: $8,931,400, $105,492 and $624,982, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 340.2 million and 95.4 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Netherlands ETF	iShares MSCI Spain Capped ETF	iShares MSCI Sweden ETF

ASSETS
Investments, at cost:
Unaffiliated	$289,427,037	$1,161,333,857	$455,498,519
Affiliated (Note 2)	8,375,772	1,077,235	4,141,950

Total cost of investments	$297,802,809	$1,162,411,092	$459,640,469

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$312,918,800	$1,318,048,286	$527,975,536
Affiliated (Note 2)	8,375,772	1,077,235	4,141,950

Total fair value of investments	321,294,572	1,319,125,521	532,117,486
Foreign currency, at value[b]	114,573	1,162,445	76,368
Receivables:
Investment securities sold	1,359,783	52,097,773	1,865,946
Due from custodian (Note 4)	—	7,331,155	—
Dividenads and interest	426,771	442	905

Total Assets	323,195,699	1,379,717,336	534,060,705

LIABILITIES
Payables:
Investment securities purchased	1,304,882	59,632,272	1,704,327
Collateral for securities on loan (Note 1)	8,371,994	—	4,140,000
Investment advisory fees (Note 2)	112,811	457,447	187,214

Total Liabilities	9,789,687	60,089,719	6,031,541

NET ASSETS	$313,406,012	$1,319,627,617	$528,029,164

Net assets consist of:
Paid-in capital	$329,067,582	$1,269,368,498	$504,590,706
Undistributed (distributions in excess of) net investment income	168,648	6,564,849	(4,596,545)
Accumulated net realized loss	(39,332,642)	(113,025,327)	(44,446,662)
Net unrealized appreciation	23,502,424	156,719,597	72,481,665

NET ASSETS	$313,406,012	$1,319,627,617	$528,029,164

Shares outstanding[c]	12,150,000	33,075,000	14,400,000

Net asset value per share	$25.79	$39.90	$36.67

[a]	Securities on loan with values of $7,966,681, $ — and $3,932,700, respectively. See Note 1.
[b]	Cost of foreign currency: $112,142, $1,157,289 and $74,702, respectively.
[c]	$0.001 par value, number of shares authorized: 255 million, 127.8 million and 63.6 million, respectively.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Switzerland Capped ETF	iShares MSCI United Kingdom ETF

ASSETS
Investments, at cost:
Unaffiliated	$829,505,949	$3,944,051,702
Affiliated (Note 2)	443,188	4,577,234

Total cost of investments	$829,949,137	$3,948,628,936

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,075,738,422	$4,320,892,701
Affiliated (Note 2)	443,188	4,577,234

Total fair value of investments	1,076,181,610	4,325,469,935
Foreign currency, at value[b]	460,553	6,136,633
Foreign currency pledged to broker, at value[b]	—	2,522,317
Receivables:
Investment securities sold	4,440,042	24,389,443
Dividends and interest	8,955,129	55,970,200
Futures variation margin	—	550,654

Total Assets	1,090,037,334	4,415,039,182

LIABILITIES
Payables:
Investment securities purchased	4,585,851	23,902,510
Collateral for securities on loan (Note 1)	—	4,291,219
Investment advisory fees (Note 2)	386,112	1,559,605

Total Liabilities	4,971,963	29,753,334

NET ASSETS	$1,085,065,371	$4,385,285,848

Net assets consist of:
Paid-in capital	$885,783,998	$4,052,446,584
Undistributed net investment income	2,129,248	144,026,314
Accumulated net realized loss	(49,363,901)	(189,217,279)
Net unrealized appreciation	246,516,026	378,030,229

NET ASSETS	$1,085,065,371	$4,385,285,848

Shares outstanding[c]	31,625,000	206,600,000

Net asset value per share	$34.31	$21.23

[a]	Securities on loan with values of $ — and $4,083,532, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $451,054 and $8,624,445, respectively.
[c]	$0.001 par value, number of shares authorized: 318.625 million and 934.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI Emerging Markets Eastern Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$346,388	$518,144	$707,534
Interest — affiliated (Note 2)	7	12	21
Securities lending income — affiliated (Note 2)	17,383	39,373	1,458

Total investment income	363,778	557,529	709,013

EXPENSES
Investment advisory fees (Note 2)	240,005	161,702	478,245

Total expenses	240,005	161,702	478,245

Net investment income	123,773	395,827	230,768

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,510,475)	(1,214,140)	(2,079,157)
In-kind redemptions — unaffiliated	5,493,442	5,067,148	1,147,965
Foreign currency transactions	(34,819)	5,837	12,764

Net realized gain (loss)	(4,051,852)	3,858,845	(918,428)

Net change in unrealized appreciation/depreciation on:
Investments	16,503,984	9,446,711	(1,006,263)
Translation of assets and liabilities in foreign currencies	37,472	2,265	8,115

Net change in unrealized appreciation/depreciation	16,541,456	9,448,976	(998,148)

Net realized and unrealized gain (loss)	12,489,604	13,307,821	(1,916,576)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,613,377	$13,703,648	$(1,685,808)

[a]	Net of foreign withholding tax of $13,612, $68,909 and $120,361, respectively.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI EMU ETF	iShares MSCI France ETF	iShares MSCI Italy Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$46,018,813	$2,933,895	$6,307,211
Interest — affiliated (Note 2)	644	36	57
Securities lending income — affiliated (Note 2)	279,341	2,292	593,106

Total investment income	46,298,798	2,936,223	6,900,374

EXPENSES
Investment advisory fees (Note 2)	17,144,735	1,212,678	2,079,141

Total expenses	17,144,735	1,212,678	2,079,141

Net investment income	29,154,063	1,723,545	4,821,233

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(45,591,591)	(9,509,904)	(513,545)
In-kind redemptions — unaffiliated	20,242,417	48,650,090	11,508,382
Foreign currency transactions	44,665	18,133	32,856

Net realized gain (loss)	(25,304,509)	39,158,319	11,027,693

Net change in unrealized appreciation/depreciation on:
Investments	1,232,840,382	41,411,596	192,667,689
Translation of assets and liabilities in foreign currencies	330,498	6,177	846

Net change in unrealized appreciation/depreciation	1,233,170,880	41,417,773	192,668,535

Net realized and unrealized gain	1,207,866,371	80,576,092	203,696,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,237,020,434	$82,299,637	$208,517,461

[a]	Net of foreign withholding tax of $5,514,874, $511,051 and $1,079,485, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Netherlands ETF	iShares MSCI Spain Capped ETF	iShares MSCI Sweden ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,072,560	$17,574,304	$107,690
Interest — affiliated (Note 2)	10	134	24
Securities lending income — affiliated (Note 2)	16,778	51,364	1,355

Total investment income	1,089,348	17,625,802	109,069

EXPENSES
Investment advisory fees (Note 2)	715,603	2,014,422	1,161,709

Total expenses	715,603	2,014,422	1,161,709

Net investment income (loss)	373,745	15,611,380	(1,052,640)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	275,937	(17,491,063)	(2,774,268)
In-kind redemptions — unaffiliated	5,694,961	1,737,655	4,536,404
Foreign currency transactions	(15,376)	29,017	10,561

Net realized gain (loss)	5,955,522	(15,724,391)	1,772,697

Net change in unrealized appreciation/depreciation on:
Investments	32,459,288	189,456,145	66,878,175
Translation of assets and liabilities in foreign currencies	16,628	6,814	3,005

Net change in unrealized appreciation/depreciation	32,475,916	189,462,959	66,881,180

Net realized and unrealized gain	38,431,438	173,738,568	68,653,877

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,805,183	$189,349,948	$67,601,237

[a]	Net of foreign withholding tax of $184,129, $978,960 and $19,004, respectively.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Switzerland Capped ETF	iShares MSCI United Kingdom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,650,303	$174,814,212	[b]
Interest — unaffiliated	—	831
Interest — affiliated (Note 2)	44	565
Securities lending income — affiliated (Note 2)	—	3,606

Total investment income	4,650,347	174,819,214

EXPENSES
Investment advisory fees (Note 2)	2,383,112	8,380,560

Total expenses	2,383,112	8,380,560

Net investment income	2,267,235	166,438,654

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	802,069	(20,127,274)
In-kind redemptions — unaffiliated	6,636,153	18,785,857
Futures contracts	—	524,301
Foreign currency transactions	18,478	1,693,805

Net realized gain	7,456,700	876,689

Net change in unrealized appreciation/depreciation on:
Investments	142,912,885	328,291,898
Futures contracts	—	443,562
Translation of assets and liabilities in foreign currencies	317,552	678,181

Net change in unrealized appreciation/depreciation	143,230,437	329,413,641

Net realized and unrealized gain	150,687,137	330,290,330

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,954,372	$496,728,984

[a]	Net of foreign withholding tax of $957,691 and $765,426, respectively.
[b]	Includes $125,275,366 related to a one-time special distribution from Vodafone Group PLC.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Capped ETF		iShares MSCI Belgium Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$123,773	$1,528,895	$395,827	$1,598,407
Net realized gain (loss)	(4,051,852)	(11,669,743)	3,858,845	(8,125,719)
Net change in unrealized appreciation/depreciation	16,541,456	26,255,911	9,448,976	16,321,817

Net increase in net assets resulting from operations	12,613,377	16,115,063	13,703,648	9,794,505

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(621,114)	(1,541,991)	(1,582,228)	(1,577,907)

Total distributions to shareholders	(621,114)	(1,541,991)	(1,582,228)	(1,577,907)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	61,246,183	81,897,298	10,965,629	43,904,093
Cost of shares redeemed	(54,991,277)	(68,004,259)	(19,823,297)	(6,290,893)

Net increase (decrease) in net assets from capital share transactions	6,254,906	13,893,039	(8,857,668)	37,613,200

INCREASE IN NET ASSETS	18,247,169	28,466,111	3,263,752	45,829,798

NET ASSETS
Beginning of period	82,223,227	53,757,116	71,215,751	25,385,953

End of period	$100,470,396	$82,223,227	$74,479,503	$71,215,751

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(497,614)	$(273)	$(1,116,261)	$70,140

SHARES ISSUED AND REDEEMED
Shares sold	3,100,000	4,700,000	680,000	3,280,000
Shares redeemed	(2,800,000)	(3,800,000)	(1,320,000)	(440,000)

Net increase (decrease) in shares outstanding	300,000	900,000	(640,000)	2,840,000

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Eastern Europe ETF		iShares MSCI EMU ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$230,768	$1,488,815	$29,154,063	$56,484,613
Net realized gain (loss)	(918,428)	(3,516,141)	(25,304,509)	59,795,938
Net change in unrealized appreciation/depreciation	(998,148)	(6,591,687)	1,233,170,880	153,686,966

Net increase (decrease) in net assets resulting from operations	(1,685,808)	(8,619,013)	1,237,020,434	269,967,517

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,078,584)	(885,320)	(24,490,340)	(54,004,208)

Total distributions to shareholders	(1,078,584)	(885,320)	(24,490,340)	(54,004,208)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,211,501	124,132,179	5,492,217,238	3,656,727,115
Cost of shares redeemed	(24,363,720)	(13,432,406)	(74,561,691)	(1,126,936,712)

Net increase in net assets from capital share transactions	27,847,781	110,699,773	5,417,655,547	2,529,790,403

INCREASE IN NET ASSETS	25,083,389	101,195,440	6,630,185,641	2,745,753,712

NET ASSETS
Beginning of period	121,797,446	20,602,006	3,539,979,719	794,226,007

End of period	$146,880,835	$121,797,446	$10,170,165,360	$3,539,979,719

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(180,322)	$667,494	$8,206,471	$3,542,748

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	4,800,000	140,700,000	108,500,000
Shares redeemed	(950,000)	(550,000)	(1,800,000)	(33,600,000)

Net increase in shares outstanding	1,050,000	4,250,000	138,900,000	74,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France ETF		iShares MSCI Italy Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,723,545	$13,818,058	$4,821,233	$13,795,086
Net realized gain (loss)	39,158,319	17,439,638	11,027,693	(42,529,871)
Net change in unrealized appreciation/depreciation	41,417,773	64,371,651	192,668,535	57,298,873

Net increase in net assets resulting from operations	82,299,637	95,629,347	208,517,461	28,564,088

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,097,626)	(13,699,998)	(5,316,146)	(13,839,281)
Return of capital	—	—	—	(452,885)

Total distributions to shareholders	(2,097,626)	(13,699,998)	(5,316,146)	(14,292,166)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,520,953	198,782,962	243,748,220	687,838,080
Cost of shares redeemed	(246,940,457)	(155,498,446)	(53,070,680)	(181,200,015)

Net increase (decrease) in net assets from capital share transactions	(215,419,504)	43,284,516	190,677,540	506,638,065

INCREASE (DECREASE) IN NET ASSETS	(135,217,493)	125,213,865	393,878,855	520,909,987

NET ASSETS
Beginning of period	526,839,367	401,625,502	717,121,739	196,211,752

End of period	$391,621,874	$526,839,367	$1,111,000,594	$717,121,739

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(256,744)	$117,337	$(494,913)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	8,000,000	15,450,000	52,350,000
Shares redeemed	(9,000,000)	(6,200,000)	(3,600,000)	(14,100,000)

Net increase (decrease) in shares outstanding	(7,800,000)	1,800,000	11,850,000	38,250,000

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherlands ETF		iShares MSCI Spain Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$373,745	$3,074,875	$15,611,380	$11,916,599
Net realized gain (loss)	5,955,522	1,741,733	(15,724,391)	(33,347,860)
Net change in unrealized appreciation/depreciation	32,475,916	22,041,313	189,462,959	54,581,536

Net increase in net assets resulting from operations	38,805,183	26,857,921	189,349,948	33,150,275

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(974,869)	(2,491,248)	(13,210,639)	(10,629,551)

Total distributions to shareholders	(974,869)	(2,491,248)	(13,210,639)	(10,629,551)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,871,621	192,481,969	733,765,598	465,959,787
Cost of shares redeemed	(24,685,825)	(41,855,281)	(8,055,171)	(265,795,649)

Net increase in net assets from capital share transactions	22,185,796	150,626,688	725,710,427	200,164,138

INCREASE IN NET ASSETS	60,016,110	174,993,361	901,849,736	222,684,862

NET ASSETS
Beginning of period	253,389,902	78,396,541	417,777,881	195,093,019

End of period	$313,406,012	$253,389,902	$1,319,627,617	$417,777,881

Undistributed net investment income included in net assets at end of period	$168,648	$769,772	$6,564,849	$4,164,108

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	8,900,000	19,575,000	15,225,000
Shares redeemed	(1,050,000)	(1,950,000)	(225,000)	(8,925,000)

Net increase in shares outstanding	900,000	6,950,000	19,350,000	6,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Sweden ETF		iShares MSCI Switzerland Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,052,640)	$12,162,620	$2,267,235	$18,633,070
Net realized gain	1,772,697	2,931,080	7,456,700	36,591,404
Net change in unrealized appreciation/depreciation	66,881,180	56,694,094	143,230,437	102,892,043

Net increase in net assets resulting from operations	67,601,237	71,787,794	152,954,372	158,116,517

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,094,821)	(12,548,817)	—	(19,030,631)

Total distributions to shareholders	(3,094,821)	(12,548,817)	—	(19,030,631)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,786,274	90,137,660	49,097,035	352,868,105
Cost of shares redeemed	(20,269,421)	(86,203,125)	(19,846,475)	(143,663,266)

Net increase in net assets from capital share transactions	29,516,853	3,934,535	29,250,560	209,204,839

INCREASE IN NET ASSETS	94,023,269	63,173,512	182,204,932	348,290,725

NET ASSETS
Beginning of period	434,005,895	370,832,383	902,860,439	554,569,714

End of period	$528,029,164	$434,005,895	$1,085,065,371	$902,860,439

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,596,545)	$(449,084)	$2,129,248	$(137,987)

SHARES ISSUED AND REDEEMED
Shares sold	1,425,000	2,850,000	1,500,000	12,500,000
Shares redeemed	(600,000)	(2,850,000)	(625,000)	(5,000,000)

Net increase in shares outstanding	825,000	—	875,000	7,500,000

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI United Kingdom ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$166,438,654	$60,304,419
Net realized gain (loss)	876,689	(34,126,101)
Net change in unrealized appreciation/depreciation	329,413,641	153,873,682

Net increase in net assets resulting from operations	496,728,984	180,052,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(41,057,233)	(51,302,175)

Total distributions to shareholders	(41,057,233)	(51,302,175)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,313,917,143	1,203,907,210
Cost of shares redeemed	(55,099,196)	(18,354,984)

Net increase in net assets from capital share transactions	1,258,817,947	1,185,552,226

INCREASE IN NET ASSETS	1,714,489,698	1,314,302,051

NET ASSETS
Beginning of period	2,670,796,150	1,356,494,099

End of period	$4,385,285,848	$2,670,796,150

Undistributed net investment income included in net assets at end of period	$144,026,314	$18,644,893

SHARES ISSUED AND REDEEMED
Shares sold	65,200,000	64,800,000
Shares redeemed	(2,600,000)	(1,000,000)

Net increase in shares outstanding	62,600,000	63,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$17.87	$14.53	$18.76	$17.27	$20.21	$29.78

Income from investment operations:
Net investment income[a]	0.02	0.32	0.35	0.42	0.43	0.51
Net realized and unrealized gain (loss)[b]	2.74	3.36	(4.09)	1.53	(2.62)	(9.36)

Total from investment operations	2.76	3.68	(3.74)	1.95	(2.19)	(8.85)

Less distributions from:
Net investment income	(0.13)	(0.34)	(0.49)	(0.46)	(0.75)	(0.72)

Total distributions	(0.13)	(0.34)	(0.49)	(0.46)	(0.75)	(0.72)

Net asset value, end of period	$20.50	$17.87	$14.53	$18.76	$17.27	$20.21

Total return	15.51%[c]	25.49%	(19.81)%	10.92%	(11.07)%	(28.52)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$100,470	$82,223	$53,757	$136,974	$110,520	$159,666
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.52%	0.52%	0.54%	0.55%
Ratio of net investment income to average net assets[d]	0.25%	1.82%	2.32%	1.95%	2.20%	3.25%
Portfolio turnover rate[e]	16%	26%	13%	12%	11%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$14.36	$11.97	$12.60	$11.78	$12.06	$17.64

Income from investment operations:
Net investment income[a]	0.09	0.42	0.38	0.35	0.19	0.22
Net realized and unrealized gain (loss)[b]	3.17	2.36	(0.33)	0.80	(0.27)	(5.46)

Total from investment operations	3.26	2.78	0.05	1.15	(0.08)	(5.24)

Less distributions from:
Net investment income	(0.38)	(0.39)	(0.67)	(0.33)	(0.20)	(0.34)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.38)	(0.39)	(0.68)	(0.33)	(0.20)	(0.34)

Net asset value, end of period	$17.24	$14.36	$11.97	$12.60	$11.78	$12.06

Total return	23.02%[c]	23.43%	1.11%	9.59%	(0.60)%	(29.15)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$74,480	$71,216	$25,386	$31,256	$58,896	$53,042
Ratio of expenses to average net assets[d]	0.49%	0.50%	0.53%	0.52%	0.54%	0.56%
Ratio of net investment income to average net assets[d]	1.19%	3.01%	3.35%	2.56%	1.55%	2.23%
Portfolio turnover rate[e]	7%	24%	19%	12%	17%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Eastern Europe ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from Sep 30, 2009 [a] to Aug. 31, 2010
Net asset value, beginning of period	$23.88	$24.24	$29.28	$25.66	$24.65

Income from investment operations:
Net investment income[b]	0.04	0.73	1.01	0.67	0.26
Net realized and unrealized gain (loss)[c]	0.14	(0.77)	(4.92)	3.45	0.89

Total from investment operations	0.18	(0.04)	(3.91)	4.12	1.15

Less distributions from:
Net investment income	(0.18)	(0.32)	(1.13)	(0.50)	(0.13)
Net realized gain	—	—	—	—	(0.01)

Total distributions	(0.18)	(0.32)	(1.13)	(0.50)	(0.14)

Net asset value, end of period	$23.88	$23.88	$24.24	$29.28	$25.66

Total return	0.70%[d]	(0.20)%	(13.14)%	15.86%	4.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$146,881	$121,797	$20,602	$32,212	$12,832
Ratio of expenses to average net assets[e]	0.67%	0.67%	0.69%	0.68%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	0.32%	2.96%	3.97%	2.06%	1.05%
Portfolio turnover rate[f]	4%	9%	8%	24%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$34.64	$29.09	$31.55	$30.75	$35.64	$45.97

Income from investment operations:
Net investment income[a]	0.16	0.92	1.02	1.23	0.80	0.93
Net realized and unrealized gain (loss)[b]	7.51	5.55	(2.38)	0.71	(4.76)	(9.97)

Total from investment operations	7.67	6.47	(1.36)	1.94	(3.96)	(9.04)

Less distributions from:
Net investment income	(0.13)	(0.92)	(1.10)	(1.14)	(0.93)	(1.29)

Total distributions	(0.13)	(0.92)	(1.10)	(1.14)	(0.93)	(1.29)

Net asset value, end of period	$42.18	$34.64	$29.09	$31.55	$30.75	$35.64

Total return	22.16%[c]	22.43%	(3.99)%	5.78%	(11.19)%	(19.05)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,170,165	$3,539,980	$794,226	$738,233	$823,972	$741,270
Ratio of expenses to average net assets[d,e]	0.48%	0.50%	0.53%	0.52%	0.54%	0.56%
Ratio of net investment income to average net assets[d]	0.82%	2.74%	3.55%	3.38%	2.29%	3.07%
Portfolio turnover rate[f]	2%	5%	7%	8%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$24.85	$20.70	$22.60	$21.03	$24.28	$30.70

Income from investment operations:
Net investment income[a]	0.09	0.69	0.59	0.86	0.65	0.66
Net realized and unrealized gain (loss)[b]	4.41	4.14	(1.80)	1.38	(3.30)	(6.13)

Total from investment operations	4.50	4.83	(1.21)	2.24	(2.65)	(5.47)

Less distributions from:
Net investment income	(0.12)	(0.68)	(0.69)	(0.67)	(0.60)	(0.95)
Return of capital	—	—	(0.00)[c]	—	—	—

Total distributions	(0.12)	(0.68)	(0.69)	(0.67)	(0.60)	(0.95)

Net asset value, end of period	$29.23	$24.85	$20.70	$22.60	$21.03	$24.28

Total return	18.15%[d]	23.56%	(5.05)%	10.24%	(10.98)%	(17.11)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$391,622	$526,839	$401,626	$357,137	$239,706	$184,511
Ratio of expenses to average net assets[e,f]	0.49%	0.51%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[f]	0.69%	2.94%	2.91%	3.38%	2.71%	3.18%
Portfolio turnover rate[g]	2%	5%	6%	6%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$13.06	$11.78	$13.58	$15.00	$19.05	$25.04

Income from investment operations:
Net investment income[a]	0.08	0.36	0.41	0.54	0.39	0.47
Net realized and unrealized gain (loss)[b]	3.60	1.23	(1.79)	(1.47)	(3.99)	(5.82)

Total from investment operations	3.68	1.59	(1.38)	(0.93)	(3.60)	(5.35)

Less distributions from:
Net investment income	(0.10)	(0.30)	(0.42)	(0.49)	(0.44)	(0.64)
Return of capital	—	(0.01)	(0.00)[c]	—	(0.01)	—

Total distributions	(0.10)	(0.31)	(0.42)	(0.49)	(0.45)	(0.64)

Net asset value, end of period	$16.64	$13.06	$11.78	$13.58	$15.00	$19.05

Total return	28.24%[d]	13.58%	(9.98)%	(6.80)%	(19.11)%	(20.78)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,111,001	$717,122	$196,212	$144,612	$76,500	$125,716
Ratio of expenses to average net assets[e,f]	0.49%	0.50%	0.53%	0.51%	0.54%	0.55%
Ratio of net investment income to average net assets[f]	1.13%	2.78%	3.41%	3.15%	2.17%	2.85%
Portfolio turnover rate[g]	8%	45%	14%	16%	12%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$22.52	$18.23	$18.45	$17.89	$18.52	$24.38

Income from investment operations:
Net investment income[a]	0.03	0.44	0.39	0.48	0.45	0.35
Net realized and unrealized gain (loss)[b]	3.32	4.19	(0.08)	0.55	(0.70)	(5.55)

Total from investment operations	3.35	4.63	0.31	1.03	(0.25)	(5.20)

Less distributions from:
Net investment income	(0.08)	(0.34)	(0.53)	(0.47)	(0.38)	(0.66)

Total distributions	(0.08)	(0.34)	(0.53)	(0.47)	(0.38)	(0.66)

Net asset value, end of period	$25.79	$22.52	$18.23	$18.45	$17.89	$18.52

Total return	14.91%[c]	25.57%	1.96%	5.44%	(1.44)%	(20.59)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$313,406	$253,390	$78,397	$121,740	$147,611	$83,351
Ratio of expenses to average net assets[d]	0.49%	0.50%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	0.25%	2.09%	2.21%	2.26%	2.31%	2.24%
Portfolio turnover rate[e]	3%	11%	10%	6%	9%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$30.44	$26.28	$35.89	$37.02	$47.65	$50.41

Income from investment operations:
Net investment income[a]	0.70	1.33	2.12	2.14	1.64	1.75
Net realized and unrealized gain (loss)[b]	9.34	4.07	(8.93)	(1.36)	(10.01)	(2.14)

Total from investment operations	10.04	5.40	(6.81)	0.78	(8.37)	(0.39)

Less distributions from:
Net investment income	(0.58)	(1.24)	(2.80)	(1.91)	(2.26)	(2.37)

Total distributions	(0.58)	(1.24)	(2.80)	(1.91)	(2.26)	(2.37)

Net asset value, end of period	$39.90	$30.44	$26.28	$35.89	$37.02	$47.65

Total return	33.17%[c]	20.88%	(19.36)%	1.78%	(17.91)%	0.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,319,628	$417,778	$195,093	$180,360	$194,362	$278,734
Ratio of expenses to average net assets[d]	0.48%	0.51%	0.53%	0.52%	0.54%	0.56%
Ratio of net investment income to average net assets[d]	3.76%	4.45%	7.60%	5.31%	3.72%	4.70%
Portfolio turnover rate[e]	14%	24%	17%	14%	9%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$31.97	$27.32	$26.82	$24.46	$22.86	$24.48

Income from investment operations:
Net investment income (loss)[a]	(0.08)	0.97	0.83	1.18	0.48	0.40
Net realized and unrealized gain (loss)[b]	5.00	4.70	0.58	2.22	1.73	(1.56)

Total from investment operations	4.92	5.67	1.41	3.40	2.21	(1.16)

Less distributions from:
Net investment income	(0.22)	(1.02)	(0.86)	(1.04)	(0.61)	(0.46)
Return of capital	—	—	(0.05)	—	—	—

Total distributions	(0.22)	(1.02)	(0.91)	(1.04)	(0.61)	(0.46)

Net asset value, end of period	$36.67	$31.97	$27.32	$26.82	$24.46	$22.86

Total return	15.46%[c]	21.02%	5.57%	13.40%	9.70%	(4.04)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$528,029	$434,006	$370,832	$329,887	$249,491	$190,333
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.51%	0.53%	0.55%
Ratio of net investment income (loss) to average net assets[d]	(0.44)%	3.13%	3.17%	3.80%	1.97%	2.34%
Portfolio turnover rate[e]	1%	7%	7%	9%	10%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$29.36	$23.85	$24.67	$21.64	$20.71	$23.09

Income from investment operations:
Net investment income[a]	0.07	0.67	0.63	0.59	0.39	0.25
Net realized and unrealized gain (loss)[b]	4.88	5.44	(0.80)	2.97	0.90	(2.30)

Total from investment operations	4.95	6.11	(0.17)	3.56	1.29	(2.05)

Less distributions from:
Net investment income	—	(0.60)	(0.65)	(0.53)	(0.36)	(0.33)

Total distributions	—	(0.60)	(0.65)	(0.53)	(0.36)	(0.33)

Net asset value, end of period	$34.31	$29.36	$23.85	$24.67	$21.64	$20.71

Total return	16.86%[c]	25.71%	(0.53)%	16.30%	6.35%	(8.63)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,085,065	$902,860	$554,570	$524,159	$405,755	$271,855
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.52%	0.53%	0.56%
Ratio of net investment income to average net assets[d]	0.46%	2.38%	2.73%	2.35%	1.80%	1.42%
Portfolio turnover rate[e]	2%	13%	8%	7%	7%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$18.55	$16.91	$16.43	$15.01	$15.02	$19.35

Income from investment operations:
Net investment income[a]	0.96 [e]	0.66	0.64	0.54	0.46	0.50
Net realized and unrealized gain (loss)[b]	1.96	1.49	0.46	1.35	(0.03)	(4.26)

Total from investment operations	2.92	2.15	1.10	1.89	0.43	(3.76)

Less distributions from:
Net investment income	(0.24)	(0.51)	(0.62)	(0.47)	(0.44)	(0.57)

Total distributions	(0.24)	(0.51)	(0.62)	(0.47)	(0.44)	(0.57)

Net asset value, end of period	$21.23	$18.55	$16.91	$16.43	$15.01	$15.02

Total return	15.82%[c]	12.91%	6.94%	12.50%	2.87%	(18.68)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,385,286	$2,670,796	$1,356,494	$1,199,333	$930,412	$739,124
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	9.64%[e]	3.61%	3.88%	3.07%	2.98%	3.90%
Portfolio turnover rate[f]	5%	4%	7%	4%	7%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.72 per share and 7.25% of average net assets, annualized.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria Capped	Non-diversified
MSCI Belgium Capped	Non-diversified
MSCI Emerging Markets Eastern Europe	Non-diversified
MSCI EMU	Diversified
MSCI France	Non-diversified
MSCI Italy Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Netherlands	Non-diversified
MSCI Spain Capped	Non-diversified
MSCI Sweden	Non-diversified
MSCI Switzerland Capped	Non-diversified
MSCI United Kingdom	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the iShares Emerging Markets Eastern Europe ETF to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Austria Capped
Assets:
Common Stocks	$99,503,601	$—	$26	$99,503,627
Money Market Funds	335,407	—	—	335,407

	$99,839,008	$—	$26	$99,839,034

MSCI Belgium Capped
Assets:
Common Stocks	$73,950,456	$454,878	$—	$74,405,334
Money Market Funds	2,752,633	—	—	2,752,633

	$76,703,089	$454,878	$—	$77,157,967

MSCI Emerging Markets Eastern Europe
Assets:
Common Stocks	$141,354,595	$—	$—	$141,354,595
Preferred Stocks	5,460,807	—	—	5,460,807
Money Market Funds	116,650	—	—	116,650

	$146,932,052	$—	$—	$146,932,052

MSCI EMU
Assets:
Common Stocks	$9,958,986,084	$—	$8	$9,958,986,092
Preferred Stocks	199,736,009	—	—	199,736,009
Money Market Funds	68,162,961	—	—	68,162,961

	$10,226,885,054	$—	$8	$10,226,885,062

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI France
Assets:
Common Stocks	$391,564,211	$—	$—	$391,564,211
Money Market Funds	77,231	—	—	77,231

	$391,641,442	$—	$—	$391,641,442

MSCI Italy Capped
Assets:
Common Stocks	$1,110,441,663	$—	$—	$1,110,441,663
Money Market Funds	40,291,703	—	—	40,291,703

	$1,150,733,366	$—	$—	$1,150,733,366

MSCI Netherlands
Assets:
Common Stocks	$312,918,799	$—	$1	$312,918,800
Money Market Funds	8,375,772	—	—	8,375,772

	$321,294,571	$—	$1	$321,294,572

MSCI Spain Capped
Assets:
Common Stocks	$1,318,048,286	$—	$—	$1,318,048,286
Money Market Funds	1,077,235	—	—	1,077,235

	$1,319,125,521	$—	$—	$1,319,125,521

MSCI Sweden
Assets:
Common Stocks	$527,975,536	$—	$—	$527,975,536
Money Market Funds	4,141,950	—	—	4,141,950

	$532,117,486	$—	$—	$532,117,486

MSCI Switzerland Capped
Assets:
Common Stocks	$1,075,738,422	$—	$—	$1,075,738,422
Money Market Funds	443,188	—	—	443,188

	$1,076,181,610	$—	$—	$1,076,181,610

MSCI United Kingdom
Assets:
Common Stocks	$4,320,892,701	$—	$—	$4,320,892,701
Money Market Funds	4,577,234	—	—	4,577,234
Futures Contracts[a]	550,654	—	—	550,654

	$4,326,020,589	$—	$—	$4,326,020,589

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI Austria Capped	$143,886
MSCI Belgium Capped	2,575,136
MSCI EMU	60,948,796
MSCI France	21,542

iShares ETF	Market Value of Securities on Loan
MSCI Italy Capped	$37,126,485
MSCI Netherlands	7,966,681
MSCI Sweden	3,932,700
MSCI United Kingdom	4,083,532

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, except for the iShares MSCI Emerging Markets Eastern Europe ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Austria Capped	$6,977
MSCI Belgium Capped	17,190
MSCI Emerging Markets Eastern Europe	760
MSCI EMU	132,528
MSCI France	1,223

iShares ETF	Fees Paid to BTC
MSCI Italy Capped	$271,669
MSCI Netherlands	8,201
MSCI Spain Capped	27,648
MSCI Sweden	653
MSCI United Kingdom	1,935

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI Austria Capped	$15,709,212	$16,537,855
MSCI Belgium Capped	4,489,456	5,671,064
MSCI Emerging Markets Eastern Europe	5,364,828	5,245,399
MSCI EMU	206,425,800	177,654,130
MSCI France	11,419,592	16,767,626
MSCI Italy Capped	73,479,639	75,247,677
MSCI Netherlands	8,977,388	8,627,741
MSCI Spain Capped	146,387,586	120,861,171
MSCI Sweden	4,646,410	8,664,116
MSCI Switzerland Capped	18,118,322	19,231,940
MSCI United Kingdom	264,271,987	164,596,165

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria Capped	$60,467,005	$54,033,174
MSCI Belgium Capped	10,940,001	19,764,823
MSCI Emerging Markets Eastern Europe	52,004,396	24,266,954
MSCI EMU	5,463,231,267	74,121,661
MSCI France	31,439,809	241,590,657
MSCI Italy Capped	243,290,792	53,004,732
MSCI Netherlands	46,311,148	24,672,321
MSCI Spain Capped	710,699,774	7,833,330
MSCI Sweden	49,773,985	20,268,430
MSCI Switzerland Capped	48,413,599	19,567,434
MSCI United Kingdom	1,304,923,636	54,390,707

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Expiring [a]	2014	2015	2016	2017	2018	2019	Total
MSCI Austria Capped	$13,211,949	$—	$9,795,917	$2,587,916	$7,102,366	$16,657,011	$13,826,937	$63,182,096
MSCI Belgium Capped	5,919,544	—	—	1,698,444	5,953,120	10,826,174	19,023,517	43,420,799
MSCI Emerging Markets Eastern Europe	950,241	—	—	—	—	—	204,914	1,155,155
MSCI EMU	40,686,903	—	—	—	26,644,200	68,035,542	30,230,739	165,597,384
MSCI France	7,140,691	—	158,472	335,795	3,408,374	7,008,530	2,858,814	20,910,676
MSCI Italy Capped	8,953,638	—	—	472,268	2,743,650	18,169,627	9,459,662	39,798,845
MSCI Netherlands	6,234,179	403,525	260,715	1,195,162	5,819,153	22,256,170	2,329,005	38,497,909
MSCI Spain Capped	20,350,046	—	—	—	5,946,927	15,120,672	8,619,903	50,037,548
MSCI Sweden	7,978,720	107,613	—	100,015	13,686,746	8,483,510	5,244,977	35,601,581
MSCI Switzerland Capped	6,801,347	—	—	—	2,837,786	22,569,380	6,955,758	39,164,271
MSCI United Kingdom	32,715,559	7,063,063	—	261,754	16,140,312	23,559,917	22,514,433	102,255,038

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria Capped	$117,856,700	$3,168,490	$(21,186,156)	$(18,017,666)
MSCI Belgium Capped	72,543,493	12,676,928	(8,062,454)	4,614,474
MSCI Emerging Markets Eastern Europe	163,147,967	5,086,583	(21,302,498)	(16,215,915)
MSCI EMU	9,300,844,043	1,058,531,208	(132,490,189)	926,041,019
MSCI France	418,741,826	26,066,013	(53,166,397)	(27,100,384)
MSCI Italy Capped	992,375,216	204,362,111	(46,003,961)	158,358,150
MSCI Netherlands	302,635,884	28,996,400	(10,337,712)	18,658,688
MSCI Spain Capped	1,206,244,018	158,228,822	(45,347,319)	112,881,503
MSCI Sweden	468,888,507	89,750,397	(26,521,418)	63,228,979
MSCI Switzerland Capped	842,572,274	261,742,912	(28,133,576)	233,609,336
MSCI United Kingdom	4,017,437,325	522,165,433	(214,132,823)	308,032,610

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI United Kingdom ETF as of February 28, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$550,654

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI United Kingdom ETF during the six months ended February 28, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$524,301	$443,562

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares MSCI United Kingdom ETF were 338 and $36,764,585, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Austria Capped	$0.029896	$—	$0.102256	$0.132152	23%	—%	77%	100%
MSCI Belgium Capped	0.246975	—	0.137061	0.384036	64	—	36	100
MSCI EMU	0.113723	—	0.012062	0.125785	90	—	10	100
MSCI Italy Capped	0.084443	—	0.011864	0.096307	88	—	12	100
MSCI Spain Capped	0.515203	—	0.064211	0.579414	89	—	11	100
MSCI Sweden	0.099153	—	0.122698	0.221851	45	—	55	100
MSCI United Kingdom	0.224237	—	0.012814	0.237051	95	—	5	100

SUPPLEMENTAL INFORMATION	79

Notes:

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-82-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Australia ETF | EWA | NYSE Arca
➢	iShares MSCI Hong Kong ETF | EWH | NYSE Arca
➢	iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
➢	iShares MSCI Malaysia ETF | EWM | NYSE Arca
➢	iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
➢	iShares MSCI Singapore ETF | EWS | NYSE Arca
➢	iShares MSCI South Korea Capped ETF | EWY | NYSE Arca
➢	iShares MSCI Taiwan ETF | EWT | NYSE Arca
➢	iShares MSCI Thailand Capped ETF | THD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRALIA ETF

Performance as of February 28, 2014

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 8.03%, net of fees, while the total return for the Index was 8.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.59)%	(2.66)%	(3.19)%	(3.59)%	(2.66)%	(3.19)%
5 Years	22.19%	22.61%	22.77%	172.33%	177.04%	178.92%
10 Years	10.91%	10.82%	10.83%	181.55%	179.35%	179.50%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.30	$2.53	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	50.13%
Materials	19.04
Consumer Staples	9.45
Industrials	5.43
Energy	5.39
Health Care	4.58
Consumer Discretionary	2.05
Telecommunication Services	1.96
Utilities	1.47
Information Technology	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

BHP Billiton Ltd.	10.98%
Commonwealth Bank of Australia	10.72
Westpac Banking Corp.	9.27
Australia and New Zealand Banking Group Ltd.	7.86
National Australia Bank Ltd.	7.27
Wesfarmers Ltd.	4.38
Woolworths Ltd.	4.03
CSL Ltd.	3.13
Rio Tinto Ltd.	2.60
Woodside Petroleum Ltd.	2.23

TOTAL	62.47%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI HONG KONG ETF

Performance as of February 28, 2014

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.83%, net of fees, while the total return for the Index was 8.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.73%	3.30%	4.39%	3.73%	3.30%	4.39%
5 Years	18.86%	19.24%	19.53%	137.22%	141.06%	144.04%
10 Years	9.03%	8.96%	9.63%	137.32%	135.81%	150.67%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.30	$2.52	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	57.08%
Consumer Discretionary	19.06
Industrials	11.32
Utilities	10.80
Telecommunication Services	1.14
Information Technology	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14
Security	Percentage of Total Investments*

AIA Group Ltd.	15.86%
Hutchison Whampoa Ltd.	8.03
Cheung Kong (Holdings) Ltd.	6.22
Sands China Ltd.	5.53
Sun Hung Kai Properties Ltd.	5.53
Galaxy Entertainment Group Ltd.	5.31
Hong Kong Exchanges and Clearing Ltd.	4.60
CLP Holdings Ltd.	3.62
Hang Seng Bank Ltd.	3.43
Hong Kong and China Gas Co. Ltd. (The)	3.28

TOTAL	61.41%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.87%, net of fees, while the total return for the Index was 8.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.05%	15.53%	14.84%	14.05%	15.53%	14.84%
5 Years	13.02%	13.96%	13.53%	84.39%	92.25%	88.59%
Since Inception	3.32%	3.46%	3.69%	22.45%	23.46%	25.20%

The inception date of the Fund was 12/20/07. The first day of secondary market trading was 12/21/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,078.70	$2.53	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Industrials	25.52%
Financials	19.07
Consumer Discretionary	18.37
Materials	11.12
Information Technology	10.75
Consumer Staples	9.04
Health Care	5.30
Energy	0.62
Utilities	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Minebea Co. Ltd.	0.67%
Ebara Corp.	0.64
Advance Residence Investment Corp.	0.53
Frontier Real Estate Investment Corp.	0.52
CyberAgent Inc.	0.50
Misumi Group Inc.	0.50
Nippon Kayaku Co. Ltd.	0.50
Sawai Pharmaceutical Co. Ltd.	0.49
OBIC Co. Ltd.	0.48
Dowa Holdings Co. Ltd.	0.47

TOTAL	5.30%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI MALAYSIA ETF

Performance as of February 28, 2014

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.29%, net of fees, while the total return for the Index was 7.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.77%	8.25%	9.33%	8.77%	8.25%	9.33%
5 Years	20.49%	20.40%	21.15%	153.92%	152.96%	160.95%
10 Years	11.41%	11.19%	12.01%	194.53%	188.74%	210.84%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.90	$2.52	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	29.44%
Industrials	13.12
Utilities	12.48
Telecommunication Services	11.94
Consumer Discretionary	10.33
Consumer Staples	10.21
Energy	5.81
Materials	4.69
Health Care	1.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Malayan Banking Bhd	9.14%
CIMB Group Holdings Bhd	7.46
Tenaga Nasional Bhd	7.15
Sime Darby Bhd	5.20
Genting Bhd	4.36
Public Bank Bhd Foreign	4.26
Petronas Chemicals Group Bhd	3.99
DiGi.Com Bhd	3.80
Axiata Group Bhd	3.54
Sapurakencana Petroleum Bhd	3.36

TOTAL	52.26%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PACIFIC EX JAPAN ETF

Performance as of February 28, 2014

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.58%, net of fees, while the total return for the Index was 7.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.73)%	(1.29)%	(1.35)%	(1.73)%	(1.29)%	(1.35)%
5 Years	21.45%	21.88%	21.98%	164.18%	168.91%	170.09%
10 Years	10.47%	10.35%	10.57%	170.60%	167.67%	173.11%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,075.80	$2.52	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*
Financials	51.24%
Materials	12.52
Industrials	8.81
Consumer Discretionary	6.77
Consumer Staples	6.70
Utilities	3.67
Energy	3.44
Telecommunication Services	3.33
Health Care	3.08
Information Technology	0.44

TOTAL	100.00%

COUNTRY ALLOCATION As of 2/28/14

Country	Percentage of Total Investments*
Australia	63.51%
Hong Kong	23.51
Singapore	11.89
New Zealand	1.09

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SINGAPORE ETF

Performance as of February 28, 2014

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 3.84%, net of fees, while the total return for the Index was 3.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.91)%	(3.68)%	(3.28)%	(3.91)%	(3.68)%	(3.28)%
5 Years	21.35%	21.49%	21.74%	163.16%	164.72%	167.43%
10 Years	11.25%	11.05%	11.34%	190.39%	185.29%	192.84%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.40	$2.48	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	51.80%
Industrials	20.49
Telecommunication Services	12.95
Consumer Discretionary	9.19
Consumer Staples	5.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Singapore Telecommunications Ltd.	11.91%
DBS Group Holdings Ltd.	11.34
United Overseas Bank Ltd.	11.04
Oversea-Chinese Banking Corp. Ltd.	10.14
Keppel Corp. Ltd.	5.23
Global Logistic Properties Ltd.	3.71
Genting Singapore PLC	3.44
Singapore Press Holdings Ltd.	3.30
CapitaLand Ltd.	3.02
Wilmar International Ltd.	2.80

TOTAL	65.93%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI South Korea Capped ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 8.20%, net of fees, while the total return for the Index was 8.40%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.14%	0.45%	0.56%	0.14%	0.45%	0.56%
5 Years	23.63%	24.21%	24.45%	188.86%	195.63%	198.55%
10 Years	9.41%	9.20%	10.12%	145.85%	141.14%	162.16%

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.00	$3.20	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*
Information Technology	33.34%
Consumer Discretionary	18.73
Financials	14.37
Industrials	12.96
Materials	9.37
Consumer Staples	5.28
Energy	2.27
Utilities	1.90
Telecommunication Services	0.98
Health Care	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*
Samsung Electronics Co. Ltd.	21.35%
Hyundai Motor Co.	6.01
NAVER Corp.	3.68
Hyundai Mobis Co. Ltd.	3.42
SK Hynix Inc.	3.31
Shinhan Financial Group Co. Ltd.	3.08
POSCO	2.98
Kia Motors Corp.	2.35
KB Financial Group Inc.	2.19
LG Chem Ltd.	1.92

TOTAL	50.29%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI TAIWAN ETF

Performance as of February 28, 2014

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 5.11%, net of fees, while the total return for the Index was 5.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.04%	5.93%	6.59%	6.04%	5.93%	6.59%
5 Years	17.63%	18.23%	18.24%	125.23%	131.03%	131.14%
10 Years	3.80%	3.70%	4.44%	45.26%	43.75%	54.37%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.10	$3.15	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Information Technology	54.29%
Financials	17.58
Materials	11.79
Consumer Discretionary	4.84
Telecommunication Services	4.76
Industrials	3.25
Consumer Staples	2.74
Energy	0.64
Health Care	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/14

Security	Percentage of Total Investments*

Taiwan Semiconductor Manufacturing Co. Ltd.	20.12%
Hon Hai Precision Industry Co. Ltd.	7.12
MediaTek Inc.	4.76
Chunghwa Telecom Co. Ltd.	2.67
Cathay Financial Holding Co. Ltd.	2.63
Formosa Plastics Corp.	2.43
Nan Ya Plastics Corp.	2.36
Delta Electronics Inc.	2.32
China Steel Corp.	2.24
Fubon Financial Holding Co. Ltd.	2.14

TOTAL	48.79%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Thailand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 2.52%, net of fees, while the total return for the Index was 2.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.61)%	(21.39)%	(21.77)%	(21.61)%	(21.39)%	(21.77)%
5 Years	29.19%	29.25%	29.69%	259.91%	260.64%	266.92%
Since Inception	8.41%	8.39%	8.78%	61.46%	61.24%	64.70%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.20	$3.11	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	32.85%
Energy	17.64
Materials	10.57
Consumer Staples	9.07
Telecommunication Services	8.65
Industrials	7.32
Consumer Discretionary	6.59
Information Technology	2.62
Health Care	2.62
Utilities	2.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Siam Commercial Bank PCL NVDR	7.66%
PTT PCL NVDR	7.18
Advanced Information Service PCL NVDR	6.23
PTT Exploration & Production PCL NVDR	6.07
Kasikornbank PCL Foreign	5.73
CP All PCL NVDR	4.84
PTT Global Chemical PCL NVDR	3.41
Siam Cement PCL Foreign (The)	3.33
Kasikornbank PCL NVDR	3.21
Bangkok Bank PCL NVDR	2.50

TOTAL	50.16%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 98.84%

AIR FREIGHT & LOGISTICS — 0.32%
Toll Holdings Ltd.	1,170,268	$5,571,179

		5,571,179
AIRLINES — 0.11%
Qantas Airways Ltd.[a]	1,848,652	1,927,220

		1,927,220
BEVERAGES — 0.79%
Coca-Cola Amatil Ltd.	983,746	9,947,445
Treasury Wine Estates Ltd.	1,111,778	3,850,164

		13,797,609
BIOTECHNOLOGY — 3.10%
CSL Ltd.	836,308	54,032,316

		54,032,316
CAPITAL MARKETS — 1.43%
Macquarie Group Ltd.	496,266	24,988,580

		24,988,580
CHEMICALS — 1.23%
Incitec Pivot Ltd.	2,797,761	7,861,228
Orica Ltd.	632,484	13,662,713

		21,523,941
COMMERCIAL BANKS — 35.46%
Australia and New Zealand Banking Group Ltd.	4,712,988	135,547,759
Bank of Queensland Ltd.	549,356	5,894,177
Bendigo and Adelaide Bank Ltd.	711,477	7,086,082
Commonwealth Bank of Australia	2,768,901	184,988,849
National Australia Bank Ltd.	4,035,788	125,460,870
Westpac Banking Corp.	5,340,587	159,953,904

		618,931,641
COMMERCIAL SERVICES & SUPPLIES — 1.29%
Brambles Ltd.	2,681,785	22,486,077

		22,486,077
CONSTRUCTION & ENGINEERING — 0.27%
Leighton Holdings Ltd.	289,644	4,683,525

		4,683,525
CONSTRUCTION MATERIALS — 0.95%
Boral Ltd.	1,336,608	6,662,073
James Hardie Industries SE	761,632	9,882,420

		16,544,493
CONTAINERS & PACKAGING — 1.08%
Amcor Ltd.	2,072,790	18,752,389

		18,752,389

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.64%
ASX Ltd.	332,549	$11,177,157

		11,177,157
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.94%
Telstra Corp. Ltd.	7,480,958	33,806,385

		33,806,385
ELECTRIC UTILITIES — 0.20%
SP AusNet	2,899,852	3,438,285

		3,438,285
ENERGY EQUIPMENT & SERVICES — 0.31%
WorleyParsons Ltd.	355,504	5,347,642

		5,347,642
FOOD & STAPLES RETAILING — 8.55%
Metcash Ltd.	1,512,836	4,196,659
Wesfarmers Ltd.	1,963,867	75,478,868
Woolworths Ltd.	2,154,840	69,552,270

		149,227,797
GAS UTILITIES — 0.49%
APA Group	1,435,616	8,581,533

		8,581,533
HEALTH CARE EQUIPMENT & SUPPLIES — 0.29%
Cochlear Ltd.	98,019	5,025,914

		5,025,914
HEALTH CARE PROVIDERS & SERVICES — 1.14%
Ramsay Health Care Ltd.	225,632	9,742,000
Sonic Healthcare Ltd.	653,581	10,158,963

		19,900,963
HOTELS, RESTAURANTS & LEISURE — 1.65%
Crown Resorts Ltd.	688,162	10,641,052
Echo Entertainment Group Ltd.	1,347,389	3,207,190
Flight Centre Travel Group Ltd.	94,981	4,406,925
Tabcorp Holdings Ltd.	1,295,660	4,115,945
Tatts Group Ltd.	2,434,263	6,360,635

		28,731,747
INSURANCE — 5.12%
AMP Ltd.	5,080,672	21,959,297
Insurance Australia Group Ltd.	3,948,112	19,184,012
QBE Insurance Group Ltd.	2,107,439	24,176,486
Suncorp Group Ltd.	2,210,067	24,009,010

		89,328,805

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2014

Security	Shares	Value

IT SERVICES — 0.49%
Computershare Ltd.	812,108	$8,626,103

		8,626,103
MEDIA — 0.23%
REA Group Ltd.	90,501	4,016,036

		4,016,036
METALS & MINING — 15.56%
Alumina Ltd.[a]	4,338,370	4,969,203
BHP Billiton Ltd.	5,516,902	189,474,328
Fortescue Metals Group Ltd.	2,674,373	13,018,802
Iluka Resources Ltd.	719,227	6,043,405
Newcrest Mining Ltd.	1,316,679	13,361,127
Rio Tinto Ltd.	748,527	44,770,717

		271,637,582
MULTI-UTILITIES — 0.77%
AGL Energy Ltd.	959,170	13,432,599

		13,432,599
MULTILINE RETAIL — 0.15%
Harvey Norman Holdings Ltd.[b]	916,110	2,631,496

		2,631,496
OIL, GAS & CONSUMABLE FUELS — 5.02%
Caltex Australia Ltd.	231,897	4,353,622
Origin Energy Ltd.	1,891,638	24,443,048
Santos Ltd.	1,669,810	20,381,285
Woodside Petroleum Ltd.	1,132,222	38,449,749

		87,627,704
PROFESSIONAL SERVICES — 0.74%
ALS Ltd.	661,064	4,489,887
Seek Ltd.	553,420	8,473,347

		12,963,234
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.35%
BGP Holdings PLC[a,c]	18,888,372	261
CFS Retail Property Trust Group	3,618,877	6,379,552
Dexus Property Group	8,170,445	7,823,113
Federation Centres	2,452,339	5,244,795
Goodman Group	2,952,381	12,681,300
GPT Group	2,911,405	9,691,605
Mirvac Group	6,295,471	9,943,129
Stockland Corp. Ltd.	3,960,717	13,680,793
Westfield Group	3,391,169	31,165,207
Westfield Retail Trust	5,117,563	14,242,090

		110,851,845

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Lend Lease Group	941,119	$9,499,566

		9,499,566
ROAD & RAIL — 1.37%
Asciano Ltd.	1,675,475	8,081,219
Aurizon Holdings Ltd.	3,487,767	15,886,030

		23,967,249
TRANSPORTATION INFRASTRUCTURE — 1.26%
Sydney Airport	1,846,963	6,710,183
Transurban Group	2,424,979	15,341,843

		22,052,026

TOTAL COMMON STOCKS
(Cost: $1,706,321,265)		1,725,110,638

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,564,958	1,564,958
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	82,042	82,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	181,538	181,538

		1,828,538

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,828,538)		1,828,538

TOTAL INVESTMENTS IN SECURITIES — 98.94%
(Cost: $1,708,149,803)		1,726,939,176
Other Assets, Less Liabilities — 1.06%		18,502,218

NET ASSETS — 100.00%		$1,745,441,394

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2014

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
152	ASX SPI 200 Index (Mar. 2014)	Sydney Futures	$18,348,716	$428,994

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.69%

AIRLINES — 0.67%
Cathay Pacific Airways Ltd.	7,235,000	$14,729,064

		14,729,064
COMMERCIAL BANKS — 7.79%
Bank of East Asia Ltd. (The)	7,235,010	29,970,890
BOC Hong Kong (Holdings) Ltd.	21,705,000	65,861,288
Hang Seng Bank Ltd.[a]	4,630,400	75,054,834

		170,887,012
DIVERSIFIED FINANCIAL SERVICES — 5.24%
First Pacific Co. Ltd.	14,470,999	14,338,521
Hong Kong Exchanges and Clearing Ltd.	6,481,400	100,548,323

		114,886,844
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.13%
HKT Trust and HKT Ltd.	13,023,000	13,826,675
PCCW Ltd.	23,152,000	11,007,645

		24,834,320
ELECTRIC UTILITIES — 7.49%
Cheung Kong Infrastructure Holdings Ltd.	2,894,000	18,868,117
CLP Holdings Ltd.[a]	10,129,200	79,025,784
Power Assets Holdings Ltd.	7,958,500	66,499,858

		164,393,759
GAS UTILITIES — 3.27%
Hong Kong and China Gas Co. Ltd. (The)	33,281,353	71,699,605

		71,699,605
HOTELS, RESTAURANTS & LEISURE — 16.33%
Galaxy Entertainment Group Ltd.[b]	11,576,000	116,117,227
MGM China Holdings Ltd.	5,788,000	24,685,165
Sands China Ltd.	14,470,000	121,002,055
Shangri-La Asia Ltd.	8,682,000	14,497,873
SJM Holdings Ltd.[a]	11,576,000	37,139,614
Wynn Macau Ltd.[a]	9,260,800	44,627,199

		358,069,133
INDUSTRIAL CONGLOMERATES — 9.18%
Hopewell Holdings Ltd.[a]	3,617,742	12,236,196
Hutchison Whampoa Ltd.	13,023,800	175,529,017
NWS Holdings Ltd.	8,682,000	13,625,316

		201,390,529

Security	Shares	Value

INSURANCE — 15.81%
AIA Group Ltd.	70,903,000	$346,701,651

		346,701,651
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.91%
Link REIT (The)[a]	13,746,500	63,852,356

		63,852,356
REAL ESTATE MANAGEMENT & DEVELOPMENT — 25.15%
Cheung Kong (Holdings) Ltd.[a]	8,682,000	136,029,429
Hang Lung Properties Ltd.	13,023,000	36,160,784
Henderson Land Development Co. Ltd.	5,788,365	32,443,275
Hysan Development Co. Ltd.	4,341,000	18,122,342
Kerry Properties Ltd.	3,617,500	11,932,406
New World Development Co. Ltd.	21,705,800	28,079,478
Sino Land Co. Ltd.	17,364,000	24,610,587
Sun Hung Kai Properties Ltd.	9,447,000	120,871,158
Swire Pacific Ltd. Class A	3,617,500	40,621,452
Swire Properties Ltd.	6,945,600	18,480,314
Wharf (Holdings) Ltd. (The)	8,682,150	60,576,652
Wheelock and Co. Ltd.	5,788,357	23,605,246

		551,533,123
ROAD & RAIL — 1.44%
MTR Corp. Ltd.	8,682,083	31,490,667

		31,490,667
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.60%
ASM Pacific Technology Ltd.[a]	1,447,000	13,107,002

		13,107,002
TEXTILES, APPAREL & LUXURY GOODS — 2.68%
Li & Fung Ltd.[a]	34,728,000	45,462,467
Yue Yuen Industrial (Holdings) Ltd.	4,341,000	13,284,124

		58,746,591

TOTAL COMMON STOCKS
(Cost: $2,090,978,902)		2,186,321,656

SHORT-TERM INVESTMENTS — 2.94%

MONEY MARKET FUNDS — 2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	58,034,286	58,034,286

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,042,432	$3,042,432
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,383,593	3,383,593

		64,460,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,460,311)		64,460,311

TOTAL INVESTMENTS IN SECURITIES — 102.63%
(Cost: $2,155,439,213)		2,250,781,967
Other Assets, Less Liabilities — (2.63)%		(57,624,141)

NET ASSETS — 100.00%		$2,193,157,826

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
44	Hang Seng Index (Mar. 2014)	Hong Kong Futures	$6,465,027	$123,869

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.62%

AIR FREIGHT & LOGISTICS — 0.28%
Kintetsu World Express Inc.	5,000	$214,815
Shibusawa Warehouse Co. Ltd. (The)	25,000	84,015
Yusen Logistics Co. Ltd.	5,000	66,624

		365,454
AIRLINES — 0.02%
Skymark Airlines Inc.[a]	7,500	24,837

		24,837
AUTO COMPONENTS — 4.11%
Aisan Industry Co. Ltd.	7,500	62,534
Akebono Brake Industry Co. Ltd.	22,500	103,610
Calsonic Kansei Corp.	50,000	249,841
Exedy Corp.	7,500	217,876
FCC Co. Ltd.	10,000	173,517
Futaba Industrial Co. Ltd.[b]	17,500	77,328
G-Tekt Corp.	2,500	64,297
Kayaba Industry Co. Ltd.	50,000	219,468
Keihin Corp.	12,500	187,258
Mitsuba Corp.	7,500	122,275
Musashi Seimitsu Industry Co. Ltd.	7,500	148,949
Nifco Inc.	12,500	336,673
Nippon Seiki Co. Ltd.	4,000	71,092
Nissan Shatai Co. Ltd.	25,000	344,144
Nissin Kogyo Co. Ltd.	10,000	193,504
Pacific Industrial Co. Ltd.	12,500	80,341
Press Kogyo Co. Ltd.	25,000	99,936
Riken Corp.	25,000	115,613
Sanden Corp.	25,000	131,289
Sanoh Industrial Co. Ltd.	7,500	49,086
Showa Corp.	12,500	160,682
T.RAD Co. Ltd.	25,000	71,033
Tachi-S Co. Ltd.	7,500	108,828
Taiho Kogyo Co. Ltd.	5,000	49,282
Takata Corp.	10,000	296,870
Tokai Rika Co. Ltd.	15,000	265,860
Tokai Rubber Industries Ltd.	10,000	98,271
Topre Corp.	10,000	122,275
Toyo Tire & Rubber Co. Ltd.	50,000	362,024
TPR Co. Ltd.	7,500	125,214
TS Tech Co. Ltd.	12,500	406,604
Unipres Corp.	10,000	180,767
Yorozu Corp.	5,000	100,573

		5,396,914

Security	Shares	Value

BEVERAGES — 1.06%
Coca-Cola East Japan Co. Ltd.	13,166	$301,206
ITO EN Ltd.	15,000	335,521
Sapporo Holdings Ltd.	100,000	377,211
Takara Holdings Inc.	50,000	383,579

		1,397,517
BIOTECHNOLOGY — 0.69%
3-D Matrix Ltd.[a,b]	3,000	128,448
GNI Group Ltd.[b]	25,000	102,141
Japan Tissue Engineering Co. Ltd.[b]	25	87,934
NanoCarrier Co. Ltd.[b]	75	117,719
PeptiDream Inc.[b]	1,200	118,043
ReproCELL Inc.[a,b]	7,500	75,540
Sosei Group Corp.[b]	2,500	68,510
Takara Bio Inc.	12,500	211,507

		909,842
BUILDING PRODUCTS — 1.89%
Aica Kogyo Co. Ltd.	15,000	307,304
Central Glass Co. Ltd.	50,000	166,071
Maeda Kosen Co. Ltd.	5,000	71,033
Nichias Corp.	25,000	166,071
Nichiha Corp.	7,500	90,824
Nippon Sheet Glass Co. Ltd.[b]	250,000	350,267
Nitto Boseki Co. Ltd.	50,000	215,549
Noritz Corp.	7,500	148,067
Okabe Co. Ltd.	10,000	136,874
Sankyo Tateyama Inc.	5,300	119,745
Sanwa Holdings Corp.	50,000	349,777
Takara Standard Co. Ltd.	25,000	182,972
Takasago Thermal Engineering Co. Ltd.	17,500	176,946

		2,481,500
CAPITAL MARKETS — 2.02%
GCA Savvian Group Corp.	5,000	39,779
Ichigo Group Holdings Co. Ltd.	32,500	101,259
Ichiyoshi Securities Co. Ltd.	10,000	143,242
IwaiCosmo Holdings Inc.	5,000	59,325
JAFCO Co. Ltd.	7,500	388,723
kabu.com Securities Co. Ltd.	20,000	101,700
Kyokuto Securities Co. Ltd.	2,500	43,796
Marusan Securities Co. Ltd.	17,500	148,312
Matsui Securities Co. Ltd.	30,000	325,969
Mito Securities Co. Ltd.	25,000	105,570
Monex Group Inc.	47,500	193,137
Okasan Securities Group Inc.	50,000	425,709

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Sawada Holdings Co. Ltd.	7,500	$73,776
SPARX Group Co. Ltd.[b]	25,000	53,642
Tokai Tokyo Financial Holdings Inc.	52,500	444,937

		2,648,876
CHEMICALS — 6.82%
Achilles Corp.	50,000	71,033
Adeka Corp.	25,000	273,845
C. Uyemura & Co. Ltd.	2,500	118,552
Chugoku Marine Paints Ltd.	25,000	144,516
Dai Nippon Toryo Co. Ltd.	50,000	81,321
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	25,000	108,754
Daiso Co. Ltd.	25,000	83,525
Denki Kagaku Kogyo K.K.	125,000	480,086
DIC Corp.	200,000	546,710
Earth Chemical Co. Ltd.	5,000	176,113
Fujimi Inc.	5,000	55,945
Fujimori Kogyo Co. Ltd.	2,500	56,631
Ishihara Sangyo Kaisha Ltd.[b]	100,000	104,835
JSP Corp.	5,000	73,826
Konishi Co. Ltd.	5,000	87,689
Kureha Corp.	25,000	119,287
Lintec Corp.	12,500	241,880
Nihon Nohyaku Co. Ltd.	25,000	337,530
Nihon Parkerizing Co. Ltd.	9,000	193,553
Nippon Kayaku Co. Ltd.	50,000	648,606
Nippon Shokubai Co. Ltd.	28,000	339,078
Nippon Soda Co. Ltd.	50,000	266,987
Nippon Synthetic Chemical Industry Co. Ltd. (The)	11,000	89,884
Nippon Valqua Industries Ltd.	25,000	68,829
Nissan Chemical Industries Ltd.	32,500	483,050
NOF Corp.	50,000	339,979
Sakai Chemical Industry Co. Ltd.	25,000	76,667
Sanyo Chemical Industries Ltd.	6,000	40,268
Shin-Etsu Polymer Co. Ltd.	12,500	45,069
Sumitomo Bakelite Co. Ltd.	50,000	188,115
Taiyo Holdings Co. Ltd.	5,000	160,927
Takasago International Corp.	25,000	148,925
Tenma Corp.	5,000	62,999
Toagosei Co. Ltd.	50,000	207,711
Tokai Carbon Co. Ltd.	50,000	151,374
Tokuyama Corp.	100,000	362,514
Tokyo Ohka Kogyo Co. Ltd.	10,000	208,789
Tosoh Corp.	150,000	577,573

Security	Shares	Value

Toyo Ink SC Holdings Co. Ltd.	50,000	$227,796
Toyobo Co. Ltd.	250,000	431,098
Zeon Corp.	50,000	484,985

		8,966,854
COMMERCIAL BANKS — 5.74%
77 Bank Ltd. (The)	100,000	437,956
Aichi Bank Ltd. (The)	2,500	112,183
Awa Bank Ltd. (The)	50,000	247,391
Bank of Iwate Ltd. (The)	2,500	106,672
Bank of Nagoya Ltd. (The)	50,000	167,540
Bank of Saga Ltd. (The)	50,000	101,896
Bank of the Ryukyus Ltd.	10,000	122,863
Chiba Kogyo Bank Ltd. (The)[b]	10,000	63,489
Daishi Bank Ltd. (The)	75,000	257,189
Eighteenth Bank Ltd. (The)	50,000	105,325
Higashi-Nippon Bank Ltd. (The)	50,000	125,410
Higo Bank Ltd. (The)	50,000	251,800
Hokkoku Bank Ltd. (The)	75,000	246,902
Hokuetsu Bank Ltd. (The)	50,000	98,467
Hyakugo Bank Ltd. (The)	75,000	284,378
Hyakujushi Bank Ltd. (The)	75,000	236,614
Jimoto Holdings Inc.	47,500	89,820
Juroku Bank Ltd. (The)	75,000	248,371
Kagoshima Bank Ltd. (The)	50,000	288,542
Kansai Urban Banking Corp.	75,000	83,770
Keiyo Bank Ltd. (The)	50,000	206,731
Kiyo Bank Ltd. (The)[b]	17,500	217,411
Mie Bank Ltd. (The)	25,000	52,908
Minato Bank Ltd. (The)	50,000	82,790
Miyazaki Bank Ltd. (The)	50,000	136,678
Musashino Bank Ltd. (The)	7,500	233,307
Nanto Bank Ltd. (The)	75,000	265,272
North Pacific Bank Ltd.	92,500	347,107
Ogaki Kyoritsu Bank Ltd. (The)	75,000	196,933
Oita Bank Ltd. (The)	50,000	176,848
San-in Godo Bank Ltd. (The)	50,000	329,692
Senshu Ikeda Holdings Inc.	47,500	211,752
Shiga Bank Ltd. (The)	50,000	250,331
Tochigi Bank Ltd. (The)	25,000	91,118
Toho Bank Ltd. (The)	50,000	146,965
Tokyo Tomin Bank Ltd. (The)	10,000	99,642
TOMONY Holdings Inc.	37,500	142,189
Towa Bank Ltd. (The)	75,000	72,748
Tsukuba Bank Ltd. (The)	22,500	81,566
Yachiyo Bank Ltd. (The)	5,000	128,693

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Yamagata Bank Ltd. (The)	50,000	$190,565
Yamanashi Chuo Bank Ltd. (The)	50,000	205,261

		7,543,085
COMMERCIAL SERVICES & SUPPLIES — 1.76%
AEON Delight Co. Ltd.	5,000	99,936
Daiseki Co. Ltd.	10,060	178,796
Duskin Co. Ltd.	12,500	231,960
Itoki Corp.	12,500	76,299
Kokuyo Co. Ltd.	25,000	172,684
Kyodo Printing Co. Ltd.	25,000	69,808
Matsuda Sangyo Co. Ltd.	5,060	66,036
Mitsubishi Pencil Co. Ltd.	5,000	120,120
Moshi Moshi Hotline Inc.	12,500	118,797
Nissha Printing Co. Ltd.[b]	7,500	108,093
Okamura Corp.	25,000	202,812
Oyo Corp.	5,000	74,119
Pilot Corp.	5,000	169,990
Pronexus Inc.	7,500	50,630
Sanix Inc.[b]	7,500	80,463
Sato Holdings Corp.	2,500	59,203
Sohgo Security Services Co. Ltd.	15,000	303,189
Toppan Forms Co. Ltd.	15,000	128,888

		2,311,823
COMMUNICATIONS EQUIPMENT — 0.49%
Denki Kogyo Co. Ltd.	25,000	166,316
Hitachi Kokusai Electric Inc.	25,000	337,530
Icom Inc.	2,500	54,842
Japan Radio Co. Ltd.[b]	25,000	85,730

		644,418
COMPUTERS & PERIPHERALS — 0.48%
Eizo Nanao Corp.	5,000	136,825
Japan Digital Laboratory Co. Ltd.	5,000	71,621
Melco Holdings Inc.	5,000	75,932
Roland DG Corp.	2,500	86,342
Wacom Co. Ltd.	42,500	258,585

		629,305
CONSTRUCTION & ENGINEERING — 4.08%
Chudenko Corp.	7,500	119,924
COMSYS Holdings Corp.	27,500	455,347
Fudo Tetra Corp.[b]	47,500	82,374
Hazama Ando Corp.	40,000	143,830
Hibiya Engineering Ltd.	7,500	86,489
Japan Bridge Corp.[b]	42,500	70,372
Kandenko Co. Ltd.	25,000	125,165
Kumagai Gumi Co. Ltd.[b]	50,000	126,390

Security	Shares	Value

Kyowa Exeo Corp.	22,500	$322,956
Maeda Corp.	25,000	149,170
Maeda Road Construction Co. Ltd.	25,000	389,213
MIRAIT Holdings Corp.	17,500	163,229
Nippo Corp.	25,000	367,168
Nippon Koei Co. Ltd.	25,000	113,653
Nippon Road Co. Ltd. (The)	25,000	120,511
Nippon Steel & Sumikin Texeng Co. Ltd.	8,000	28,531
Nishimatsu Construction Co. Ltd.	75,000	255,719
Okumura Corp.	50,000	215,059
Penta-Ocean Construction Co. Ltd.	75,000	274,090
Raito Kogyo Co. Ltd.	15,000	122,275
SHO-BOND Holdings Co. Ltd.	5,000	225,837
Sumitomo Densetsu Co. Ltd.	2,500	35,982
Sumitomo Mitsui Construction Co. Ltd.[b]	217,500	232,278
Taihei Dengyo Kaisha Ltd.	1,000	6,868
Taikisha Ltd.	7,500	153,505
Tekken Corp.[a,b]	25,000	64,665
Toa Corp.[b]	50,000	100,426
Toda Corp.	50,000	157,743
Tokyu Construction Co. Ltd.[b]	20,040	77,949
Toshiba Plant Systems & Services Corp.	12,500	163,131
Totetsu Kogyo Co. Ltd.	7,500	146,598
Toyo Construction Co. Ltd.	20,000	65,644
Toyo Engineering Corp.	25,000	115,123
Yahagi Construction Co. Ltd.	10,000	90,825

		5,368,039
CONSTRUCTION MATERIALS — 0.29%
Sumitomo Osaka Cement Co. Ltd.	100,000	384,069

		384,069
CONSUMER FINANCE — 0.81%
AIFUL Corp.[b]	87,500	280,336
Hitachi Capital Corp.	12,500	295,767
J Trust Co. Ltd.	15,000	170,039
Jaccs Co. Ltd.	25,000	102,631
Orient Corp.[b]	92,500	185,788
Pocket Card Co. Ltd.[a]	5,000	30,030

		1,064,591
CONTAINERS & PACKAGING — 0.63%
FP Corp.	2,500	141,087
Fuji Seal International Inc.	7,500	261,598
Nihon Yamamura Glass Co. Ltd.	25,000	41,640

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Pack Corp. (The)	5,000	$92,196
Rengo Co. Ltd.	50,000	288,052

		824,573
DISTRIBUTORS — 0.36%
Canon Marketing Japan Inc.	15,000	194,582
Chori Co. Ltd.	5,000	55,063
Doshisha Co. Ltd.	7,500	110,518
Nice Holdings Inc.	25,000	52,418
Paltac Corp.	5,000	65,693

		478,274
DIVERSIFIED CONSUMER SERVICES — 0.11%
Best Bridal Inc.	5,000	31,108
JP-Holdings Inc.[a]	17,500	79,728
Riso Kyoiku Co. Ltd.	12,500	37,231

		148,067
DIVERSIFIED FINANCIAL SERVICES — 0.92%
Century Tokyo Leasing Corp.	12,580	358,795
Financial Products Group Co. Ltd.	5,000	52,663
Fuyo General Lease Co. Ltd.	5,000	167,785
IBJ Leasing Co. Ltd.	5,000	124,333
Japan Securities Finance Co. Ltd.	22,500	141,968
Ricoh Leasing Co. Ltd.	5,000	131,436
Zenkoku Hosho Co. Ltd.	10,000	225,934

		1,202,914
ELECTRIC UTILITIES — 0.13%
Okinawa Electric Power Co. Inc. (The)	5,000	166,805

		166,805
ELECTRICAL EQUIPMENT — 2.36%
Chiyoda Integre Co. Ltd.	2,500	43,012
Cosel Co. Ltd.	7,500	86,783
Daihen Corp.	25,000	100,181
Denyo Co. Ltd.	5,000	75,393
Fujikura Ltd.	100,000	476,167
Furukawa Electric Co. Ltd.	175,000	473,228
Futaba Corp.	10,000	158,331
GS Yuasa Corp.	100,000	577,083
IDEC Corp.	7,500	67,163
Nippon Carbon Co. Ltd.	25,000	47,519
Nippon Signal Co. Ltd. (The)	17,500	151,742
Nitto Kogyo Corp.	7,500	155,269
Sinfonia Technology Co. Ltd.	50,000	79,361
SWCC Showa Holdings Co. Ltd.[b]	75,000	74,217
Takaoka Toko Holdings Co. Ltd.	2,500	40,513

Security	Shares	Value

Tatsuta Electric Wire and Cable Co. Ltd.	12,500	$72,870
Toyo Tanso Co. Ltd.	2,500	53,201
Ushio Inc.	30,000	375,643

		3,107,676
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.23%
Ai Holdings Corp.	10,000	162,445
Alps Electric Co. Ltd.[b]	42,500	545,486
Amano Corp.	17,500	174,546
Anritsu Corp.	37,500	427,669
Azbil Corp.	17,500	425,734
Canon Electronics Inc.	7,500	134,326
Daiwabo Holdings Co. Ltd.	75,000	142,556
Enplas Corp.	2,500	162,886
Hakuto Co. Ltd.	7,500	75,173
Hioki E.E. Corp.	5,000	69,270
HORIBA Ltd.	10,000	384,069
Iriso Electronics Co. Ltd.	2,500	125,165
Japan Cash Machine Co. Ltd.	2,500	45,755
Kaga Electronics Co. Ltd.	5,000	63,930
Koa Corp.	10,000	105,717
Macnica Inc.	2,500	72,111
MARUWA Co. Ltd.	2,500	102,508
Mitsumi Electric Co. Ltd.[b]	25,000	195,953
Nichicon Corp.	15,000	123,157
Nidec Copal Electronics Corp.	5,000	34,978
Nippon Ceramic Co. Ltd.	5,000	87,150
Nippon Chemi-Con Corp.[b]	50,000	160,682
Oki Electric Industry Co. Ltd.[b]	175,000	414,932
Ryosan Co. Ltd.	7,500	158,281
Ryoyo Electro Corp.	7,500	84,064
Sanshin Electronics Co. Ltd.	10,000	69,074
Shinko Shoji Co. Ltd.	7,500	68,486
SIIX Corp.	5,000	78,920
Taiyo Yuden Co. Ltd.	27,500	338,142
TOKO Inc.	25,000	94,792
Topcon Corp.	20,000	294,518
Toyo Corp.	10,000	98,663
UKC Holdings Corp.	2,500	42,669

		5,563,807
ENERGY EQUIPMENT & SERVICES — 0.31%
Japan Drilling Co. Ltd.	2,500	116,225
Modec Inc.	5,000	125,606
Shinko Plantech Co. Ltd.	12,500	96,385

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Toyo Kanetsu K.K.	25,000	$69,318

		407,534
FOOD & STAPLES RETAILING — 2.89%
Ain Pharmaciez Inc.	2,500	108,264
Arcs Co. Ltd.	7,500	137,339
Cawachi Ltd.	5,000	91,265
cocokara fine Inc.	5,000	129,770
Cosmos Pharmaceutical Corp.	2,500	301,034
CREATE HOLDINGS Co. Ltd.	2,500	83,280
Heiwado Co. Ltd.	7,500	100,892
Izumiya Co. Ltd.	25,000	114,878
Kasumi Co. Ltd.	12,500	81,198
Kato Sangyo Co. Ltd.	5,000	92,588
Maruetsu Inc. (The)	25,000	87,689
Matsumotokiyoshi Co. Ltd.	7,500	239,921
Ministop Co. Ltd.	5,000	76,226
Mitsubishi Shokuhin Co. Ltd.	2,500	54,157
San-A & Co. Ltd.	5,000	140,695
Sugi Holdings Co. Ltd.	10,000	384,069
Sundrug Co. Ltd.	10,000	401,215
Tsuruha Holdings Inc.	5,000	463,430
UNY Co. Ltd.	57,500	340,273
Valor Co. Ltd.	10,000	125,410
Welcia Holdings Co. Ltd.	2,500	139,617
Yokohama Reito Co. Ltd.	12,500	99,079

		3,792,289
FOOD PRODUCTS — 3.27%
Ariake Japan Co. Ltd.	5,000	120,218
Dydo Drinco Inc.	2,500	105,448
Ezaki Glico Co. Ltd.	25,000	328,712
Fuji Oil Co. Ltd.	17,500	236,271
Fujiya Co. Ltd.	25,000	46,539
Hokuto Corp.	7,500	144,393
House Foods Group Inc.	17,500	280,336
Itoham Foods Inc.	50,000	215,059
J-Oil Mills Inc.	25,000	65,644
Kagome Co. Ltd.	20,000	340,567
Kameda Seika Co. Ltd.	2,500	72,160
Kewpie Corp.	27,500	394,455
KEY Coffee Inc.	7,500	115,588
Marudai Food Co. Ltd.	25,000	74,707
Maruha Nichiro Holdings Inc.	125,000	214,324
MEGMILK SNOW BRAND Co. Ltd.	12,500	161,294
Mitsui Sugar Co. Ltd.	25,000	104,100
Morinaga & Co. Ltd.	50,000	109,734

Security	Shares	Value

Morinaga Milk Industry Co. Ltd.	50,000	$157,253
Nichirei Corp.	75,000	323,323
Nippon Beet Sugar Manufacturing Co. Ltd.	25,000	48,254
Nippon Flour Mills Co. Ltd.	25,000	126,390
Nippon Suisan Kaisha Ltd.[b]	70,000	154,999
Nisshin OilliO Group Ltd. (The)	25,000	81,811
Prima Meat Packers Ltd.	25,000	47,764
Sakata Seed Corp.	10,000	130,701
Warabeya Nichiyo Co. Ltd.	5,000	94,303

		4,294,347
GAS UTILITIES — 0.08%
Shizuoka Gas Co. Ltd.	17,500	100,647

		100,647
HEALTH CARE EQUIPMENT & SUPPLIES — 1.30%
Asahi Intecc Co. Ltd.	5,000	213,834
Eiken Chemical Co. Ltd.	5,000	85,681
Hogy Medical Co. Ltd.	2,500	132,269
JEOL Ltd.	25,000	92,588
Mani Inc.	2,500	91,118
Nagaileben Co. Ltd.	5,000	90,236
Nihon Kohden Corp.	10,000	401,705
Nikkiso Co. Ltd.	15,000	189,732
Nipro Corp.[a]	30,000	263,068
Paramount Bed Holdings Co. Ltd.	5,000	147,210

		1,707,441
HEALTH CARE PROVIDERS & SERVICES — 0.76%
BML Inc.	2,500	85,362
Message Co. Ltd.	2,500	80,831
Nichii Gakkan Co.	12,500	112,796
Ship Healthcare Holdings Inc.	7,500	267,109
Toho Holdings Co. Ltd.	12,500	256,454
Tokai Corp. (GIFU)	2,500	71,009
Tsukui Corp.	7,500	70,323
Vital KSK Holdings Inc.	7,500	50,335

		994,219
HOTELS, RESTAURANTS & LEISURE — 3.15%
Accordia Golf Co. Ltd.	27,500	356,464
Atom Corp.	12,500	67,114
Colowide Co. Ltd.	12,500	138,760
Doutor Nichires Holdings Co. Ltd.	5,000	79,263
Fuji Kyuko Co. Ltd.	25,000	223,142
Fujita Kanko Inc.	25,000	81,811
H.I.S. Co. Ltd.	5,000	285,602
Hiramatsu Inc.	7,500	54,451

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Kappa Create Co. Ltd.[a,b]	10,000	$91,902
Kisoji Co. Ltd.	5,000	90,482
Kura Corp.	5,000	82,888
Kyoritsu Maintenance Co. Ltd.	2,500	88,791
MOS Food Services Inc.	7,500	151,962
Ohsho Food Service Corp.	2,500	78,504
PGM Holdings K.K.	7,500	69,882
Plenus Co. Ltd.	5,000	110,322
Resorttrust Inc.	20,000	331,358
Ringer Hut Co. Ltd.[a]	5,000	70,151
Round One Corp.	20,000	151,864
Royal Holdings Co. Ltd.	7,500	104,198
Saint Marc Holdings Co. Ltd.	2,500	115,613
Saizeriya Co. Ltd.	10,000	117,376
Starbucks Coffee Japan Ltd.	12,500	145,618
Tokyo Dome Corp.	50,000	291,481
Tokyotokeiba Co. Ltd.	50,000	160,682
Toridoll Corp.	5,000	46,000
Watami Co. Ltd.	7,500	108,828
Yomiuri Land Co. Ltd.	6,000	34,155
Yoshinoya Holdings Co. Ltd.[a]	15,000	200,607
Zensho Holdings Co. Ltd.[a]	20,000	213,785

		4,143,056
HOUSEHOLD DURABLES — 2.00%
Alpine Electronics Inc.	12,500	179,542
Chofu Seisakusho Co. Ltd.	5,000	122,569
Clarion Co. Ltd.[a,b]	50,000	72,993
Cleanup Corp.	5,000	43,208
Corona Corp.	5,000	52,418
Foster Electric Co. Ltd.	2,500	36,325
France Bed Holdings Co. Ltd.	25,000	45,559
Fujitsu General Ltd.	25,000	254,740
Funai Electric Co. Ltd.	5,000	54,965
Haseko Corp.[b]	75,000	477,637
Hoosiers Holdings Co. Ltd.	7,500	43,722
Misawa Homes Co. Ltd.	7,500	93,837
PanaHome Corp.	25,000	169,990
Pioneer Corp.[a,b]	72,500	163,376
Sangetsu Co. Ltd.	7,500	181,428
Sumitomo Forestry Co. Ltd.	37,500	382,844
Takamatsu Construction Group Co. Ltd.	5,000	84,848
Tama Home Co. Ltd.	2,500	20,306
Token Corp.	2,000	87,689
West Holdings Corp.[a]	5,000	58,786

		2,626,782

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.59%
Lion Corp.	50,000	$276,295
Pigeon Corp.	10,000	448,734
S.T. Corp.	5,000	48,890

		773,919
INDUSTRIAL CONGLOMERATES — 0.32%
Katakura Industries Co. Ltd.	7,500	86,195
Nisshinbo Holdings Inc.	31,000	266,066
TOKAI Holdings Corp.	22,500	73,188

		425,449
INSURANCE — 0.03%
LIFENET INSURANCE Co.[b]	7,500	36,962

		36,962
INTERNET & CATALOG RETAIL — 0.59%
Askul Corp.	5,000	171,459
Belluna Co. Ltd.	15,000	72,454
Ikyu Corp.	50	58,198
Nissen Holdings Co. Ltd.	7,500	29,613
Senshukai Co. Ltd.	10,000	77,892
Start Today Co. Ltd.	15,000	368,589

		778,205
INTERNET SOFTWARE & SERVICES — 0.66%
F@N Communications Inc.	5,000	202,077
GMO Internet Inc.	20,000	224,759
Gurunavi Inc.	5,000	192,034
Internet Initiative Japan Inc.	7,500	141,968
SMS Co. Ltd.	2,500	56,435
UNITED Inc.	2,500	49,723

		866,996
IT SERVICES — 1.89%
Digital Garage Inc.	7,500	132,783
Future Architect Inc.	10,000	58,982
GMO Payment Gateway Inc.	2,537	128,012
Ines Corp.	7,500	55,186
Information Services International-Dentsu Ltd.	5,000	53,348
IT Holdings Corp.	17,548	301,049
NEC Networks & System Integration Corp.	5,000	108,509
Net One Systems Co. Ltd.	25,000	163,866
Nihon Unisys Ltd.	15,000	172,096
NS Solutions Corp.	5,000	130,309
OBIC Co. Ltd.	20,000	628,031

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

SCSK Corp.	12,756	$383,061
Trans Cosmos Inc.	7,500	162,397

		2,477,629
LEISURE EQUIPMENT & PRODUCTS — 0.67%
Daikoku Denki Co. Ltd.	2,500	58,566
Dunlop Sports Co. Ltd.	5,000	59,766
Fields Corp.	5,000	87,885
Heiwa Corp.	7,500	125,802
Mars Engineering Corp.	2,500	45,584
Mizuno Corp.[a]	25,000	137,657
Roland Corp.	5,000	70,004
Tamron Co. Ltd.	5,000	123,598
Tomy Co. Ltd.	20,000	87,591
Universal Entertainment Corp.	5,000	86,857

		883,310
LIFE SCIENCES TOOLS & SERVICES — 0.24%
Chiome Bioscience Inc.[b]	2,500	146,965
CMIC Holdings Co. Ltd.	2,500	33,876
EPS Co. Ltd.[a]	75	82,301
tella Inc.[a,b]	2,500	48,988

		312,130
MACHINERY — 8.82%
Aichi Corp.	10,000	42,228
Aida Engineering Ltd.	15,000	155,342
Asahi Diamond Industrial Co. Ltd.	15,000	184,147
Bando Chemical Industries Ltd.	25,000	96,507
Chugai Ro Co. Ltd.	25,000	55,602
CKD Corp.	15,000	148,141
Daifuku Co. Ltd.	25,000	333,856
Daiwa Industries Ltd.	8,000	53,456
DMG Mori Seiki Co Ltd.	27,500	452,383
Ebara Corp.	125,000	842,600
Fuji Machine Manufacturing Co. Ltd.	20,000	172,635
Fujitec Co. Ltd.	25,000	299,074
Furukawa Co. Ltd.	75,000	134,473
Glory Ltd.	17,500	455,568
Hitachi Koki Co. Ltd.	15,000	110,077
Hitachi Zosen Corp.	42,500	237,765
Hoshizaki Electric Co. Ltd.	10,000	371,332
Iseki & Co. Ltd.	50,000	140,107
Juki Corp.[b]	25,000	52,907
Kitz Corp.	25,000	120,266
Komori Corp.	15,000	197,521
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	95,086
Makino Milling Machine Co. Ltd.	25,000	193,749

Security	Shares	Value

Max Co. Ltd.	4,000	$47,107
Meidensha Corp.	50,000	210,650
Minebea Co. Ltd.	100,000	878,852
Mitsui Engineering & Shipbuilding Co. Ltd.	200,000	411,502
Miura Co. Ltd.	7,500	190,467
Nachi-Fujikoshi Corp.	50,000	315,975
Namura Shipbuilding Co. Ltd.	7,500	76,495
Nippon Sharyo Ltd.	25,000	115,368
Nippon Thompson Co. Ltd.	25,000	128,839
Nitta Corp.	5,000	111,840
Nitto Kohki Co. Ltd.	5,000	90,629
Noritake Co. Ltd.	25,000	59,521
NTN Corp.[b]	125,000	471,513
Obara Group Inc.	2,500	94,058
Oiles Corp.	7,580	167,174
Okuma Corp.	50,000	448,734
OSG Corp.	20,000	367,609
Ryobi Ltd.	25,000	87,444
Shima Seiki Manufacturing Ltd.	7,500	129,256
ShinMaywa Industries Ltd.	25,000	216,039
Sintokogio Ltd.	12,500	96,017
Sodick Co. Ltd.	17,500	71,499
Star Micronics Co. Ltd.	10,000	115,417
Tadano Ltd.	27,000	348,925
Takeuchi Manufacturing Co. Ltd.	2,500	69,025
Takuma Co. Ltd.	25,000	203,057
Tocalo Co. Ltd.	5,000	82,790
Torishima Pump Manufacturing Co. Ltd.	5,000	63,440
Toshiba Machine Co. Ltd.	25,000	123,451
Tsubakimoto Chain Co.	50,000	426,199
Tsugami Corp.	25,000	153,334
Union Tool Co.	2,500	59,227
YAMABIKO Corp.	2,500	90,016
Yushin Precision Equipment Co. Ltd.	5,000	119,679

		11,585,970
MARINE — 0.57%
Daiichi Chuo Kisen Kaisha[b]	50,000	46,539
Iino Kaiun Kaisha Ltd.	25,000	124,676
Kawasaki Kisen Kaisha Ltd.	225,000	507,030
NS United Kaiwn Kaisha Ltd.[b]	25,000	65,889

		744,134

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

MEDIA — 2.05%
Adways Inc.[a,b]	2,500	$44,824
Asatsu-DK Inc.	7,500	161,882
Avex Group Holdings Inc.	7,500	136,898
COOKPAD Inc.[a,b]	2,500	70,813
CyberAgent Inc.	15,000	657,669
Daiichikosho Co. Ltd.	10,000	299,809
Gakken Holdings Co. Ltd.	25,000	67,359
Kadokawa Corp.	5,000	163,376
Next Co. Ltd.	7,500	63,636
Shochiku Co. Ltd.	25,000	209,915
SKY Perfect JSAT Holdings Inc.	50,000	254,740
Toei Co. Ltd.	25,000	145,985
Tohokushinsha Film Corp.	5,000	46,392
Tokyo Broadcasting System Holdings Inc.	10,000	110,714
TV Asahi Corp.	2,500	47,690
USEN Corp.[b]	30,500	89,350
ValueCommerce Co. Ltd.[a]	5,000	52,614
Zenrin Co. Ltd.	7,500	70,911

		2,694,577
METALS & MINING — 2.57%
Aichi Steel Corp.	25,000	100,181
Asahi Holdings Inc.	7,500	125,949
Dowa Holdings Co. Ltd.	75,000	619,458
Godo Steel Ltd.	50,000	82,301
Kurimoto Ltd.	25,000	58,541
Kyoei Steel Ltd.	5,000	94,156
Mitsubishi Steel Manufacturing Co. Ltd.	25,000	57,561
Mitsui Mining & Smelting Co. Ltd.	175,000	457,797
Nakayama Steel Works Ltd.[b]	50,000	40,170
Neturen Co. Ltd.	10,000	68,290
Nippon Denko Co. Ltd.	25,000	70,053
Nippon Light Metal Holdings Co. Ltd.	150,000	205,751
Nippon Yakin Kogyo Co. Ltd.[b]	25,000	67,604
Nisshin Steel Holdings Co. Ltd.	22,500	220,889
Nittetsu Mining Co. Ltd.	25,000	102,876
Osaka Steel Co. Ltd.	5,000	87,689
Sanyo Special Steel Co. Ltd.	25,000	102,386
Toho Zinc Co. Ltd.	50,000	166,071
Tokyo Rope Manufacturing Co. Ltd.[a,b]	50,000	79,361
Tokyo Steel Manufacturing Co. Ltd.[b]	27,500	139,299

Security	Shares	Value

TOPY Industries Ltd.	50,000	$85,240
UACJ Corp.	63,140	240,645
Yodogawa Steel Works Ltd.	25,000	103,855

		3,376,123
MULTILINE RETAIL — 1.12%
Daiei Inc. (The)[b]	30,000	92,588
Fuji Co. Ltd.	5,000	83,084
H2O Retailing Corp.	25,000	184,931
Izumi Co. Ltd.	12,500	362,759
Matsuya Co. Ltd.[b]	10,000	89,649
Ryohin Keikaku Co. Ltd.	5,000	451,673
Seria Co. Ltd.	5,000	206,731

		1,471,415
OFFICE ELECTRONICS — 0.21%
Riso Kagaku Corp.	5,000	109,734
Toshiba Tec Corp.	25,000	164,111

		273,845
OIL, GAS & CONSUMABLE FUELS — 0.31%
Cosmo Oil Co. Ltd.[b]	125,000	230,246
Itochu Enex Co. Ltd.	17,500	98,589
Nippon Coke & Engineering Co. Ltd.	62,500	79,606

		408,441
PAPER & FOREST PRODUCTS — 0.76%
Daio Paper Corp.	25,000	255,229
Hokuetsu Kishu Paper Co. Ltd.	25,000	113,653
Mitsubishi Paper Mills Ltd.[b]	100,000	90,139
Nippon Paper Industries Co. Ltd.[a]	27,500	541,836

		1,000,857
PERSONAL PRODUCTS — 1.20%
Aderans Co. Ltd.	7,500	81,933
Dr. Ci:Labo Co. Ltd.[a]	2,500	74,585
Euglena Co. Ltd.[a,b]	12,500	127,002
Fancl Corp.	12,500	157,008
Kobayashi Pharmaceutical Co. Ltd.	7,500	423,259
Kose Corp.	7,500	243,962
Mandom Corp.	5,000	169,500
Milbon Co. Ltd.	3,000	101,700
Pola Orbis Holdings Inc.	5,000	199,138

		1,578,087
PHARMACEUTICALS — 2.29%
Fuso Pharmaceutical Industries Ltd.	25,000	82,300
JCR Pharmaceuticals Co. Ltd.	2,500	61,774
Kaken Pharmaceutical Co. Ltd.	25,000	384,559
Kissei Pharmaceutical Co. Ltd.	5,000	134,179

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

KYORIN Holdings Inc.	12,500	$276,050
Mochida Pharmaceutical Co. Ltd.	2,500	168,275
Nichi-Iko Pharmaceutical Co. Ltd.	11,250	171,839
Nippon Shinyaku Co. Ltd.	12,000	229,148
Rohto Pharmaceutical Co. Ltd.	25,000	419,586
Sawai Pharmaceutical Co. Ltd.	10,000	636,849
Seikagaku Corp.	10,000	137,168
Torii Pharmaceutical Co. Ltd.	2,500	90,629
Towa Pharmaceutical Co. Ltd.	2,500	114,143
ZERIA Pharmaceutical Co. Ltd.	5,000	108,754

		3,015,253
PROFESSIONAL SERVICES — 0.81%
Benefit One Inc.	2,500	23,270
En-Japan Inc.	2,500	52,761
Meitec Corp.	7,500	195,831
Nihon M&A Center Inc.	2,500	200,607
Nomura Co. Ltd.	12,500	96,017
Pasona Group Inc.	7,500	45,265
Temp Holdings Co. Ltd.	12,500	367,413
Weathernews Inc.	2,500	61,554
Yumeshin Holdings Co. Ltd.	2,500	22,143

		1,064,861
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.10%
Activia Properties Inc.	50	423,750
Advance Residence Investment Corp.	325	694,165
Comforia Residential REIT Inc.	25	174,888
Daiwa House REIT Investment Corp.	50	204,037
Daiwa Office Investment Corp.	50	245,432
Daiwahouse Residential Investment Corp.	100	409,543
Frontier Real Estate Investment Corp.	125	676,040
Fukuoka REIT Corp.	125	209,915
Global One Real Estate Investment Corp. Ltd.	25	169,255
GLP J-REIT	525	551,413
Hankyu REIT Inc.	25	130,799
Heiwa Real Estate REIT Inc.	225	179,004
Ichigo Real Estate Investment Corp.	175	109,734
Industrial & Infrastructure Fund Investment Corp.	50	426,689
Japan Excellent Inc.	300	379,170
Japan Hotel REIT Investment Corp.	650	317,788

Security	Shares	Value

Japan Logistics Fund Inc.	200	$445,990
Japan Rental Housing Investments Inc.	250	159,212
Kenedix Realty Investment Corp.	100	494,783
Kenedix Residential Investment Corp.	50	109,734
MID REIT Inc.	50	114,682
Mori Hills REIT Investment Corp.	300	405,330
MORI TRUST Sogo REIT Inc.	50	411,502
Nippon Accommodations Fund Inc.	150	515,848
Nomura Real Estate Master Fund Inc.	400	415,421
Nomura Real Estate Office Fund Inc.	100	421,300
Nomura Real Estate Residential Fund Inc.	50	263,068
ORIX JREIT Inc.	475	598,956
Premier Investment Corp.	50	193,259
Sekisui House SI Investment Corp.	50	259,149
TOKYU REIT Inc.	250	304,708
Top REIT Inc.	50	229,266

		10,643,830
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.39%
Airport Facilities Co. Ltd.	5,000	37,476
Daibiru Corp.	12,500	126,758
Daikyo Inc.	75,000	164,601
Goldcrest Co. Ltd.	5,000	109,489
Heiwa Real Estate Co. Ltd.	10,000	147,259
Japan Asset Marketing Co. Ltd.[b]	30,000	24,984
Kenedix Inc.[b]	72,500	242,933
Leopalace21 Corp.[b]	65,000	315,240
Raysum Co. Ltd.[b]	25	27,678
Relo Holdings Inc.	2,500	137,168
Sumitomo Real Estate Sales Co. Ltd.	5,000	148,680
Sun Frontier Fudousan Co. Ltd.	5,000	61,921
Takara Leben Co. Ltd.	25,000	73,238
TOC Co. Ltd.	20,000	144,222
Tosei Corp.	10,000	62,901

		1,824,548
ROAD & RAIL — 1.58%
Fukuyama Transporting Co. Ltd.	50,000	290,501
Hitachi Transport System Ltd.	12,500	199,383
Nippon Konpo Unyu Soko Co. Ltd.	15,000	262,627

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Sankyu Inc.	75,000	$329,202
Seino Holdings Co. Ltd.	50,000	516,828
Senko Co. Ltd.	25,000	122,471
Sotetsu Holdings Inc.	100,000	356,635

		2,077,647
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.42%
Axell Corp.	2,500	40,293
Dainippon Screen Manufacturing Co. Ltd.[b]	50,000	260,618
DISCO Corp.	7,500	503,356
Megachips Corp.	7,500	91,559
Mimasu Semiconductor Industry Co. Ltd.	7,500	61,725
Mitsui High-Tech Inc.	7,500	51,070
Sanken Electric Co. Ltd.	25,000	173,909
Shindengen Electric Manufacturing Co. Ltd.	25,000	121,491
Shinko Electric Industries Co. Ltd.	20,000	149,905
Tokyo Seimitsu Co. Ltd.	10,000	204,869
ULVAC Inc.[b]	10,000	204,674

		1,863,469
SOFTWARE — 1.33%
Broadleaf Co. Ltd.	7,500	101,773
Capcom Co. Ltd.	12,500	238,328
Colopl Inc.[a,b]	7,500	215,157
DTS Corp.	5,000	97,487
Dwango Co. Ltd.	5,000	139,078
Fuji Soft Inc.	5,000	101,847
Justsystems Corp.[b]	7,500	63,122
NSD Co. Ltd.	10,000	128,448
Obic Business Consultants Co. Ltd.	2,500	87,812
Square Enix Holdings Co. Ltd.[a]	17,500	396,414
Systena Corp.	7,500	55,920
Tecmo Koei Holdings Co. Ltd.	10,000	122,667

		1,748,053
SPECIALTY RETAIL — 2.73%
Alpen Co. Ltd.	5,000	84,652
Aoki Holdings Inc.	10,000	142,752
Aoyama Trading Co. Ltd.	12,500	306,545
Arc Land Sakamoto Co. Ltd.	5,000	86,171
Asahi Co. Ltd.	5,000	65,595
Autobacs Seven Co. Ltd.	17,500	271,077
BIC Camera Inc.	20,000	116,592
Chiyoda Co. Ltd.	5,000	97,585

Security	Shares	Value

DCM Holdings Co. Ltd.	22,500	$142,189
EDION Corp.	20,000	110,714
Geo Holdings Corp.	10,000	91,020
Gulliver International Co. Ltd.	15,000	115,074
Honeys Co. Ltd.	5,000	45,559
Jin Co. Ltd.[a]	2,500	68,976
Joshin Denki Co. Ltd.	7,000	52,947
K’s Holdings Corp.	12,500	340,469
Keiyo Co. Ltd.[a]	5,000	22,192
Kohnan Shoji Co. Ltd.	7,500	75,687
Komeri Co. Ltd.	7,500	182,678
Konaka Co. Ltd.	5,000	36,888
Nishimatsuya Chain Co. Ltd.	15,000	106,991
Otsuka Kagu Ltd.	2,500	21,726
Pal Co. Ltd.	2,500	43,771
Paris Miki Holdings Inc.	10,000	46,049
Shimachu Co. Ltd.	12,500	267,232
T-Gaia Corp.	7,500	71,792
Tsutsumi Jewelry Co. Ltd.	2,500	56,386
United Arrows Ltd.	5,000	164,846
VT Holdings Co. Ltd.	7,500	121,761
Xebio Co. Ltd.	7,500	136,090
Yellow Hat Ltd.	5,000	95,184

		3,587,190
TEXTILES, APPAREL & LUXURY GOODS — 1.40%
Atsugi Co. Ltd.	50,000	57,316
Daidoh Ltd.	7,500	48,352
Descente Ltd.	25,000	170,235
Fujibo Holdings Inc.	25,000	60,746
Gunze Ltd.	50,000	131,289
Japan Wool Textile Co. Ltd. (The)	25,000	175,134
Kurabo Industries Ltd.	50,000	88,179
Onward Holdings Co. Ltd.	25,000	173,664
Sanyo Shokai Ltd.	25,000	70,053
Seiko Holdings Corp.	50,000	204,772
Seiren Co. Ltd.	15,000	120,364
TSI Holdings Co. Ltd.	25,000	146,720
Unitika Ltd.[b]	150,000	91,118
Wacoal Holdings Corp.	25,000	264,782
Yondoshi Holdings Inc.	2,500	38,578

		1,841,302
TRADING COMPANIES & DISTRIBUTORS — 2.63%
Hanwa Co. Ltd.	50,000	219,958
Inaba Denki Sangyo Co. Ltd.	5,000	157,743
Inabata & Co. Ltd.	12,500	128,717

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Iwatani Corp.	50,000	$317,445
Japan Pulp & Paper Co. Ltd.	25,000	79,361
Kamei Corp.	7,500	55,185
Kanamoto Co. Ltd.	7,500	212,144
Kanematsu Corp.	100,000	156,763
Kuroda Electric Co. Ltd.	10,000	163,033
Misumi Group Inc.	22,500	652,966
Mitsui Matsushima Co. Ltd.	50,000	77,892
MonotaRO Co. Ltd.	7,500	167,614
Nagase & Co. Ltd.	30,000	365,943
NEC Capital Solutions Ltd.	2,500	54,206
Nippon Steel & Sumikin Bussan Corp.	26,440	102,066
Nishio Rent All Co. Ltd.	5,000	157,253
Onoken Co. Ltd.	5,000	62,803
Trusco Nakayama Corp.	5,000	117,180
Yamazen Corp.	17,500	101,161
Yuasa Trading Co. Ltd.	50,000	101,896

		3,451,329
TRANSPORTATION INFRASTRUCTURE — 0.30%
Japan Airport Terminal Co. Ltd.	7,500	173,199
Mitsui-Soko Co. Ltd.	25,000	101,406
Sumitomo Warehouse Co. Ltd. (The)	25,000	124,675

		399,280

TOTAL COMMON STOCKS
(Cost: $127,060,607)		130,900,366

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,545,858	2,545,858
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	133,466	133,466
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,070	13,070

		2,692,394

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,692,394)		2,692,394

Value

TOTAL INVESTMENTS IN SECURITIES — 101.67%
(Cost: $129,753,001)	$133,592,760
Other Assets, Less Liabilities — (1.67)%	(2,193,289)

NET ASSETS — 100.00%	$131,399,471

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.71%

AIRLINES — 0.67%
AirAsia Bhd	6,777,200	$5,274,488

		5,274,488
AUTOMOBILES — 1.30%
UMW Holdings Bhd	2,845,700	10,248,515

		10,248,515
CHEMICALS — 3.98%
Petronas Chemicals Group Bhd	15,170,700	31,253,540

		31,253,540
COMMERCIAL BANKS — 25.33%
Alliance Financial Group Bhd	5,864,500	8,197,592
CIMB Group Holdings Bhd	26,749,564	58,454,716
Hong Leong Bank Bhd	3,053,140	13,213,345
Hong Leong Financial Group Bhd	1,141,600	5,505,045
Malayan Banking Bhd	23,997,120	71,628,822
Public Bank Bhd Foreign	5,740,800	33,395,284
RHB Capital Bhd	3,452,200	8,639,719

		199,034,523
CONSTRUCTION & ENGINEERING — 4.32%
Dialog Group Bhd	9,965,000	10,310,194
Gamuda Bhd	9,313,600	12,848,305
IJM Corp. Bhd	6,110,740	10,761,169

		33,919,668
CONSTRUCTION MATERIALS — 0.70%
Lafarge Malaysia Bhd	2,071,260	5,525,046

		5,525,046
DIVERSIFIED FINANCIAL SERVICES — 2.52%
AMMB Holdings Bhd	8,976,537	19,835,229

		19,835,229
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.28%
Telekom Malaysia Bhd	5,808,900	10,052,331

		10,052,331
ELECTRIC UTILITIES — 7.12%
Tenaga Nasional Bhd	15,287,212	55,988,568

		55,988,568
ENERGY EQUIPMENT & SERVICES — 4.19%
Bumi Armada Bhd[a]	5,551,400	6,607,801
Sapurakencana Petroleum Bhd[a]	19,480,700	26,338,929

		32,946,730

Security	Shares	Value

FOOD PRODUCTS — 8.56%
Felda Global Ventures Holdings Bhd	6,910,900	$9,702,469
Genting Plantations Bhd	1,230,800	3,944,270
IOI Corp. Bhd	15,690,330	22,076,124
Kuala Lumpur Kepong Bhd	2,601,100	19,036,893
PPB Group Bhd	2,567,166	12,473,457

		67,233,213
GAS UTILITIES — 2.95%
Petronas Gas Bhd	3,216,500	23,167,832

		23,167,832
HEALTH CARE PROVIDERS & SERVICES — 1.97%
IHH Healthcare Bhd[a]	13,212,900	15,485,285

		15,485,285
HOTELS, RESTAURANTS & LEISURE — 7.61%
Berjaya Sports Toto Bhd	3,657,313	4,263,981
Genting Bhd	11,083,700	34,166,144
Genting Malaysia Bhd	16,088,400	21,359,542

		59,789,667
INDUSTRIAL CONGLOMERATES — 5.63%
MMC Corp. Bhd	4,120,500	3,508,681
Sime Darby Bhd	14,651,125	40,736,075

		44,244,756
MARINE — 1.49%
MISC Bhd[a]	6,040,920	11,707,567

		11,707,567
MEDIA — 1.04%
Astro Malaysia Holdings Bhd	8,439,200	8,139,134

		8,139,134
MULTI-UTILITIES — 2.38%
YTL Corp. Bhd	26,160,612	12,615,220
YTL Power International Bhd[a]	11,676,475	6,058,296

		18,673,516
MULTILINE RETAIL — 0.35%
Parkson Holdings Bhd	3,252,671	2,739,927

		2,739,927
OIL, GAS & CONSUMABLE FUELS — 1.60%
Petronas Dagangan Bhd	1,344,600	12,582,157

		12,582,157
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.50%
IOI Properties Group Bhd[a]	7,885,365	6,257,271
UEM Sunrise Bhd	8,243,200	5,534,882

		11,792,153

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

February 28, 2014

Security	Shares	Value

TOBACCO — 1.62%
British American Tobacco (Malaysia) Bhd	695,600	$12,737,983

		12,737,983
TRANSPORTATION INFRASTRUCTURE — 0.98%
Malaysia Airports Holdings Bhd	3,001,100	7,675,635

		7,675,635
WIRELESS TELECOMMUNICATION SERVICES — 10.62%
Axiata Group Bhd	13,872,900	27,733,098
DiGi.Com Bhd	18,956,900	29,796,440
Maxis Bhd	12,196,700	25,945,673

		83,475,211

TOTAL COMMON STOCKS
(Cost: $348,381,437)		783,522,674

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	67,740	67,740

		67,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,740)		67,740

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $348,449,177)		783,590,414
Other Assets, Less Liabilities — 0.28%		2,238,858

NET ASSETS — 100.00%		$785,829,272

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX JAPAN ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.37%

AUSTRALIA — 63.11%
AGL Energy Ltd.	995,200	$13,937,179
ALS Ltd.[a]	710,800	4,827,690
Alumina Ltd.[b]	4,539,000	5,199,006
Amcor Ltd.	2,152,400	19,472,615
AMP Ltd.	5,492,000	23,737,107
APA Group	1,512,200	9,039,322
Asciano Ltd.	1,801,000	8,686,656
ASX Ltd.	373,200	12,543,460
Aurizon Holdings Ltd.	3,671,200	16,721,528
Australia and New Zealand Banking Group Ltd.	4,290,600	123,399,681
Bank of Queensland Ltd.	675,800	7,250,826
Bendigo and Adelaide Bank Ltd.	797,000	7,937,863
BGP Holdings PLC[b,c]	27,004,595	373
BHP Billiton Ltd.	5,692,200	195,494,822
Boral Ltd.	1,422,600	7,090,684
Brambles Ltd.	2,803,600	23,507,464
Caltex Australia Ltd.	241,000	4,524,522
CFS Retail Property Trust Group	3,971,600	7,001,351
Coca-Cola Amatil Ltd.	1,042,800	10,544,588
Cochlear Ltd.	102,400	5,250,549
Commonwealth Bank of Australia	2,887,000	192,878,982
Computershare Ltd.	854,800	9,079,572
Crown Resorts Ltd.	714,200	11,043,678
CSL Ltd.	867,800	56,066,956
Dexus Property Group	8,657,600	8,289,559
Echo Entertainment Group Ltd.	1,409,200	3,354,319
Federation Centres	2,694,000	5,761,634
Flight Centre Travel Group Ltd.	96,400	4,472,763
Fortescue Metals Group Ltd.	2,807,200	13,665,401
Goodman Group	3,149,200	13,526,692
GPT Group	3,134,000	10,432,588
Harvey Norman Holdings Ltd.	964,600	2,770,782
Iluka Resources Ltd.	746,200	6,270,050
Incitec Pivot Ltd.	2,992,000	8,407,006
Insurance Australia Group Ltd.	4,234,000	20,573,151
James Hardie Industries SE	804,600	10,439,944
Leighton Holdings Ltd.[a]	320,600	5,184,081
Lend Lease Group	1,026,800	10,364,422
Macquarie Group Ltd.	528,860	26,629,792
Metcash Ltd.	1,631,400	4,525,560
Mirvac Group	6,811,600	10,758,308
National Australia Bank Ltd.	3,839,600	119,361,958

Security	Shares	Value

Newcrest Mining Ltd.	1,331,200	$13,508,481
Orica Ltd.	663,200	14,326,230
Origin Energy Ltd.	1,965,600	25,398,758
Qantas Airways Ltd.[b]	2,110,387	2,200,078
QBE Insurance Group Ltd.	2,200,000	25,238,343
Ramsay Health Care Ltd.	236,200	10,198,290
REA Group Ltd.	92,600	4,109,181
Rio Tinto Ltd.	777,200	46,485,699
Santos Ltd.	1,728,800	21,101,302
Seek Ltd.	584,000	8,941,554
Sonic Healthcare Ltd.	678,600	10,547,847
SP AusNet	3,289,200	3,899,925
Stockland Corp. Ltd.	4,200,600	14,509,377
Suncorp Group Ltd.	2,384,200	25,900,700
Sydney Airport	2,018,000	7,331,576
Tabcorp Holdings Ltd.	1,334,400	4,239,011
Tatts Group Ltd.	2,525,200	6,598,250
Telstra Corp. Ltd.	7,858,800	35,513,850
Toll Holdings Ltd.	1,266,800	6,030,729
Transurban Group	2,539,742	16,067,901
Treasury Wine Estates Ltd.	1,151,600	3,988,070
Wesfarmers Ltd.	2,023,800	77,782,321
Westfield Group	3,568,400	32,793,979
Westfield Retail Trust	5,554,400	15,457,800
Westpac Banking Corp.	5,583,200	167,220,314
Woodside Petroleum Ltd.	1,168,800	39,691,921
Woolworths Ltd.	2,241,000	72,333,276
WorleyParsons Ltd.	370,000	5,565,697

		1,777,004,944
HONG KONG — 23.37%
AIA Group Ltd.	21,440,014	104,837,429
ASM Pacific Technology Ltd.[a]	360,000	3,260,899
Bank of East Asia Ltd. (The)	2,400,120	9,942,451
BOC Hong Kong (Holdings) Ltd.	7,100,000	21,544,121
Cathay Pacific Airways Ltd.	2,000,000	4,071,614
Cheung Kong (Holdings) Ltd.	2,400,000	37,603,159
Cheung Kong Infrastructure Holdings Ltd.	1,000,000	6,519,736
CLP Holdings Ltd.	3,100,000	24,185,516
First Pacific Co. Ltd.	4,000,500	3,963,877
Galaxy Entertainment Group Ltd.[b]	3,800,000	38,117,265
Hang Lung Properties Ltd.	4,000,736	11,108,788
Hang Seng Bank Ltd.	1,440,000	23,341,172
Henderson Land Development Co. Ltd.	2,000,261	11,211,286

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

February 28, 2014

Security	Shares	Value

HKT Trust and HKT Ltd.	3,800,000	$4,034,506
Hong Kong and China Gas Co. Ltd. (The)	10,000,406	21,544,351
Hong Kong Exchanges and Clearing Ltd.	1,979,600	30,710,257
Hopewell Holdings Ltd.[a]	900,000	3,044,047
Hutchison Whampoa Ltd.	3,800,000	51,214,720
Hysan Development Co. Ltd.	1,000,000	4,174,693
Kerry Properties Ltd.	1,200,000	3,958,227
Li & Fung Ltd.[a]	10,401,200	13,616,224
Link REIT (The)	4,000,000	18,579,960
MGM China Holdings Ltd.	1,600,000	6,823,819
MTR Corp. Ltd.	2,500,000	9,067,716
New World Development Co. Ltd.	6,800,941	8,797,965
NWS Holdings Ltd.	2,400,000	3,766,501
PCCW Ltd.	6,666,000	3,169,357
Power Assets Holdings Ltd.	2,436,000	20,354,797
Sands China Ltd.	4,240,000	35,456,027
Shangri-La Asia Ltd.[a]	2,801,000	4,677,326
Sino Land Co. Ltd.	5,200,800	7,371,271
SJM Holdings Ltd.	3,400,000	10,908,318
Sun Hung Kai Properties Ltd.	2,800,000	35,825,049
Swire Pacific Ltd. Class A	1,200,000	13,474,981
Swire Properties Ltd.	2,040,000	5,427,874
Wharf (Holdings) Ltd. (The)	2,600,600	18,144,773
Wheelock and Co. Ltd.	1,800,000	7,340,502
Wynn Macau Ltd.[a]	2,720,000	13,107,505
Yue Yuen Industrial (Holdings) Ltd.	1,200,000	3,672,183

		657,970,262
NEW ZEALAND — 1.08%
Auckland International Airport Ltd.	2,005,600	6,302,668
Contact Energy Ltd.	707,600	3,180,901
Fletcher Building Ltd.	1,259,600	9,969,929
Ryman Healthcare Ltd.	625,800	4,154,045
Telecom Corp. of New Zealand Ltd.	3,296,000	6,923,660

		30,531,203
SINGAPORE — 11.81%
Ascendas REIT	3,600,813	6,140,172
CapitaCommercial Trust[a]	3,400,000	3,932,265
CapitaLand Ltd.	4,600,000	10,349,728

Security	Shares	Value

CapitaMall Trust Management Ltd.	4,200,000	$6,299,834
CapitaMalls Asia Ltd.	2,400,000	3,391,490
City Developments Ltd.	800,000	5,930,370
ComfortDelGro Corp. Ltd.	3,200,000	4,875,661
DBS Group Holdings Ltd.	3,200,000	41,733,639
Genting Singapore PLC	10,400,400	11,043,292
Global Logistic Properties Ltd.	5,400,000	12,064,419
Golden Agri-Resources Ltd.	12,000,987	5,258,189
Hutchison Port Holdings Trust	9,200,000	5,750,000
Jardine Cycle & Carriage Ltd.	200,000	6,195,626
Keppel Corp. Ltd.	2,600,200	21,492,140
Keppel Land Ltd.	1,200,000	3,040,973
Noble Group Ltd.[a]	7,600,708	6,180,413
Olam International Ltd.[a]	2,600,600	3,644,166
Oversea-Chinese Banking Corp. Ltd.	4,400,600	33,212,076
SembCorp Industries Ltd.	1,800,240	7,688,717
SembCorp Marine Ltd.[a]	1,400,200	4,543,161
Singapore Airlines Ltd.	1,000,800	8,074,663
Singapore Exchange Ltd.	1,400,000	7,604,010
Singapore Press Holdings Ltd.[a]	2,828,517	9,266,871
Singapore Technologies Engineering Ltd.	2,600,000	7,799,795
Singapore Telecommunications Ltd.	14,200,328	40,357,765
StarHub Ltd.	1,000,000	3,299,913
United Overseas Bank Ltd.	2,290,000	37,295,887
UOL Group Ltd.	800,000	3,865,161
Wilmar International Ltd.	3,400,000	9,260,283
Yangzijiang Shipbuilding[a]	3,400,000	3,046,499

		332,637,178

TOTAL COMMON STOCKS
(Cost: $2,597,966,591)		2,798,143,587

SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	33,159,043	33,159,043
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	1,738,354	1,738,354

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	122,835	$122,835

		35,020,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,020,232)		35,020,232

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $2,632,986,823)		2,833,163,819
Other Assets, Less Liabilities — (0.61)%		(17,299,965)

NET ASSETS — 100.00%		$2,815,863,854

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.57%

AEROSPACE & DEFENSE — 2.60%
Singapore Technologies Engineering Ltd.	8,503,000	$25,508,329

		25,508,329
AIRLINES — 2.54%
Singapore Airlines Ltd.	3,092,467	24,950,669

		24,950,669
COMMERCIAL BANKS — 32.39%
DBS Group Holdings Ltd.	8,503,500	110,900,624
Oversea-Chinese Banking Corp. Ltd.	13,141,000	99,177,359
United Overseas Bank Ltd.	6,632,000	108,011,494

		318,089,477
DISTRIBUTORS — 2.44%
Jardine Cycle & Carriage Ltd.	773,000	23,946,096

		23,946,096
DIVERSIFIED FINANCIAL SERVICES — 2.56%
Singapore Exchange Ltd.	4,638,000	25,191,000

		25,191,000
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.85%
Singapore Telecommunications Ltd.	40,969,568	116,436,761

		116,436,761
FOOD & STAPLES RETAILING — 1.10%
Olam International Ltd.[a]	7,730,000	10,831,886

		10,831,886
FOOD PRODUCTS — 4.44%
Golden Agri-Resources Ltd.	37,104,628	16,257,258
Wilmar International Ltd.	10,049,000	27,369,582

		43,626,840
HOTELS, RESTAURANTS & LEISURE — 3.43%
Genting Singapore PLC	31,693,400	33,652,501

		33,652,501
INDUSTRIAL CONGLOMERATES — 7.56%
Keppel Corp. Ltd.	6,184,100	51,115,123
SembCorp Industries Ltd.	5,411,000	23,110,058

		74,225,181
MACHINERY — 2.45%
SembCorp Marine Ltd.[a]	4,638,000	15,048,693
Yangzijiang Shipbuilding	10,049,000	9,004,196

		24,052,889

Security	Shares	Value

MEDIA — 3.28%
Singapore Press Holdings Ltd.[a]	9,847,000	$32,261,033

		32,261,033
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.04%
Ascendas REIT	10,822,335	18,454,443
CapitaCommercial Trust	10,822,000	12,516,168
CapitaMall Trust Management Ltd.	12,368,800	18,552,712

		49,523,323
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.59%
CapitaLand Ltd.	13,141,000	29,566,472
CapitaMalls Asia Ltd.[a]	6,957,000	9,831,081
City Developments Ltd.[a]	2,319,000	17,190,661
Global Logistic Properties Ltd.	16,233,000	36,266,985
Keppel Land Ltd.	3,865,000	9,794,466
UOL Group Ltd.	2,319,000	11,204,136

		113,853,801
ROAD & RAIL — 1.68%
ComfortDelGro Corp. Ltd.	10,822,000	16,488,877

		16,488,877
TRADING COMPANIES & DISTRIBUTORS — 1.86%
Noble Group Ltd.	22,417,999	18,228,893

		18,228,893
TRANSPORTATION INFRASTRUCTURE — 1.72%
Hutchison Port Holdings Trust[a]	27,055,000	16,909,375

		16,909,375
WIRELESS TELECOMMUNICATION SERVICES — 1.04%
StarHub Ltd.	3,092,000	10,203,332

		10,203,332

TOTAL COMMON STOCKS
(Cost: $980,190,768)		977,980,263

SHORT-TERM INVESTMENTS — 5.30%

MONEY MARKET FUNDS — 5.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	49,286,194	49,286,194
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[b,c,d]	2,583,815	2,583,815

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	169,699	$169,699

		52,039,708

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,039,708)		52,039,708

TOTAL INVESTMENTS IN SECURITIES — 104.87%
(Cost: $1,032,230,476)		1,030,019,971
Other Assets, Less Liabilities — (4.87)%		(47,810,302)

NET ASSETS — 100.00%		$982,209,669

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
72	MSCI Singapore Index (Mar. 2014)	Singapore	$4,006,126	$(15,063)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 96.10%

AEROSPACE & DEFENSE — 0.23%
Korea Aerospace Industries Ltd.[a]	328,330	$9,657,669

		9,657,669
AIR FREIGHT & LOGISTICS — 0.53%
Hyundai Glovis Co. Ltd.	99,692	21,899,554

		21,899,554
AIRLINES — 0.21%
Korean Air Lines Co. Ltd.[b]	262,921	8,509,527

		8,509,527
AUTO COMPONENTS — 4.88%
Halla Visteon Climate Control Corp.[a]	307,440	11,448,000
Hankook Tire Co. Ltd.	546,031	31,815,577
Hyundai Mobis Co. Ltd.	477,690	140,286,478
Hyundai Wia Corp.	119,167	18,865,782

		202,415,837
AUTOMOBILES — 8.26%
Hyundai Motor Co.	1,073,596	246,399,082
Kia Motors Corp.	1,860,209	96,539,184

		342,938,266
BEVERAGES — 0.15%
Hite Jinro Co. Ltd.[a]	289,550	6,374,169

		6,374,169
BUILDING PRODUCTS — 0.42%
KCC Corp.	36,477	17,631,974

		17,631,974
CAPITAL MARKETS — 1.57%
Daewoo Securities Co. Ltd.	1,404,117	11,232,936
Hyundai Securities Co. Ltd.	1,161,697	7,280,331
Korea Investment Holdings Co. Ltd.	324,114	11,674,176
Mirae Asset Securities Co. Ltd.	236,622	8,411,995
Samsung Securities Co. Ltd.[a]	475,531	17,640,307
Woori Investment & Securities Co. Ltd.	1,052,068	9,086,714

		65,326,459
CHEMICALS — 4.81%
Cheil Industries Inc.	356,435	23,005,500
Hanwha Chemical Corp.	686,972	13,514,203
Hanwha Corp.	370,550	12,496,300
Hyosung Corp.	199,043	13,574,080

Security	Shares	Value

Kumho Petro Chemical Co. Ltd.[a]	116,565	$9,696,461
LG Chem Ltd.	329,468	78,547,641
Lotte Chemical Corp.	128,149	24,369,318
OCI Co. Ltd.[a,b]	125,637	24,362,397

		199,565,900
COMMERCIAL BANKS — 9.03%
BS Financial Group Inc.	1,297,762	19,329,664
DGB Financial Group Inc.	965,710	14,836,201
Hana Financial Group Inc.	1,964,238	76,729,484
Industrial Bank of Korea	1,347,570	17,168,105
KB Financial Group Inc.	2,400,372	89,718,822
Shinhan Financial Group Co. Ltd.	3,035,207	126,384,029
Woori Finance Holdings Co. Ltd.[b]	2,715,220	30,649,556

		374,815,861
COMMERCIAL SERVICES & SUPPLIES — 0.26%
S1 Corp.	143,241	10,922,546

		10,922,546
CONSTRUCTION & ENGINEERING — 2.58%
Daelim Industrial Co. Ltd.	219,928	18,150,498
Daewoo Engineering & Construction Co. Ltd.[a,b]	958,914	7,312,000
Doosan Heavy Industries & Construction Co. Ltd.	390,576	13,244,826
GS Engineering & Construction Corp.[a,b]	301,988	10,198,283
Hyundai Development Co. Engineering & Construction	457,629	12,539,249
Hyundai Engineering & Construction Co. Ltd.	534,211	29,225,220
Samsung Engineering Co. Ltd.[a,b]	234,297	16,483,096

		107,153,172
CONSUMER FINANCE — 0.23%
Samsung Card Co. Ltd.	306,420	9,644,695

		9,644,695
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.59%
KT Corp.	291,422	8,285,394
LG Uplus Corp.	1,665,585	16,304,790

		24,590,184

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2014

Security	Shares	Value

ELECTRIC UTILITIES — 1.53%
Korea Electric Power Corp.	1,830,630	$63,450,407

		63,450,407
ELECTRICAL EQUIPMENT — 0.44%
LS Corp.	149,181	10,229,554
LS Industrial Systems Co. Ltd.	135,512	8,035,513

		18,265,067
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.65%
LG Display Co. Ltd.[b]	1,685,942	38,456,850
LG Innotek Co. Ltd.[a,b]	98,427	8,427,379
Samsung Electro-Mechanics Co. Ltd.[a]	444,805	28,250,847
Samsung SDI Co. Ltd.	249,895	34,997,005

		110,132,081
FOOD & STAPLES RETAILING — 0.87%
E-Mart Co. Ltd.	152,553	36,298,325

		36,298,325
FOOD PRODUCTS — 1.18%
CJ CheilJedang Corp.	62,047	15,954,943
Lotte Confectionery Co. Ltd.	6,185	10,440,627
ORION Corp.[b]	26,957	22,550,446

		48,946,016
GAS UTILITIES — 0.35%
Korea Gas Corp.[b]	220,969	14,365,572

		14,365,572
HOTELS, RESTAURANTS & LEISURE — 0.52%
Kangwon Land Inc.	727,632	21,743,757

		21,743,757
HOUSEHOLD DURABLES — 1.68%
Coway Co. Ltd.	402,497	25,752,267
LG Electronics Inc.	769,669	43,908,986

		69,661,253
HOUSEHOLD PRODUCTS — 0.72%
LG Household & Health Care Ltd.	69,574	29,784,841

		29,784,841
INDUSTRIAL CONGLOMERATES — 2.63%
CJ Corp.	116,973	13,971,014
Doosan Corp.	73,298	9,475,526
LG Corp.	696,861	36,556,643
Samsung Techwin Co. Ltd.	296,102	14,617,869
SK Holdings Co. Ltd.	190,828	34,411,606

		109,032,658

Security	Shares	Value

INSURANCE — 3.36%
Dongbu Insurance Co. Ltd.	336,338	$16,163,128
Hanwha Life Insurance Co. Ltd.	1,870,260	11,983,680
Hyundai Marine & Fire Insurance Co. Ltd.	512,690	13,975,905
Samsung Fire & Marine Insurance Co. Ltd.	254,675	56,183,572
Samsung Life Insurance Co. Ltd.	435,559	41,209,798

		139,516,083
INTERNET SOFTWARE & SERVICES — 3.64%
NAVER Corp.	197,368	151,053,542

		151,053,542
IT SERVICES — 0.56%
SK C&C Co. Ltd.	169,877	23,074,628

		23,074,628
MACHINERY — 3.49%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	719,562	22,142,962
Doosan Infracore Co. Ltd.[a,b]	1,095,250	13,799,637
Hyundai Heavy Industries Co. Ltd.	298,807	61,440,877
Hyundai Mipo Dockyard Co. Ltd.[a]	88,548	13,105,933
Samsung Heavy Industries Co. Ltd.[a]	1,149,240	34,342,629

		144,832,038
MARINE — 0.19%
Hyundai Merchant Marine Co. Ltd.[a,b]	613,950	7,706,726

		7,706,726
MEDIA — 0.39%
Cheil Worldwide Inc.[b]	711,590	16,298,244

		16,298,244
METALS & MINING — 4.22%
Hyundai Steel Co.	512,427	32,641,720
Korea Zinc Co. Ltd.	64,172	20,498,971
POSCO	459,490	122,243,710

		175,384,401
MULTILINE RETAIL — 1.30%
Hyundai Department Store Co. Ltd.	118,983	15,771,517
Lotte Shopping Co. Ltd.	82,363	26,039,825

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2014

Security	Shares	Value

Shinsegae Co. Ltd.	57,099	$12,061,662

		53,873,004
OIL, GAS & CONSUMABLE FUELS — 2.25%
GS Holdings Corp.	394,528	18,312,752
S-Oil Corp.	342,319	20,972,049
SK Innovation Co. Ltd.	431,591	53,974,144

		93,258,945
PERSONAL PRODUCTS — 0.90%
AmorePacific Corp.	24,004	26,398,778
AmorePacific Group	23,544	11,027,635

		37,426,413
PHARMACEUTICALS — 0.79%
Celltrion Inc.[a,b]	471,755	21,190,306
Yuhan Corp.[b]	63,708	11,786,726

		32,977,032
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 24.35%
Samsung Electronics Co. Ltd.	692,668	875,324,714
SK Hynix Inc.[b]	3,739,010	135,725,187

		1,011,049,901
SOFTWARE — 0.75%
NCsoft Corp.[a]	116,635	20,868,651
NHN Entertainment Corp.[a,b]	110,692	10,296,689

		31,165,340
TOBACCO — 1.38%
KT&G Corp.	784,755	57,487,439

		57,487,439
TRADING COMPANIES & DISTRIBUTORS — 1.83%
Daewoo International Corp.[a]	362,863	14,276,577
Samsung C&T Corp.	896,268	52,810,546
SK Networks Co. Ltd.[b]	1,120,360	8,742,481

		75,829,604
WIRELESS TELECOMMUNICATION SERVICES — 0.38%
SK Telecom Co. Ltd.	76,729	15,561,432

		15,561,432

TOTAL COMMON STOCKS
(Cost: $2,261,201,836)		3,989,620,562

PREFERRED STOCKS — 2.68%

AUTOMOBILES — 1.47%
Hyundai Motor Co. Ltd.	183,532	23,725,917
Hyundai Motor Co. Ltd. Series 2[a]	274,678	37,309,892

		61,035,809

Security	Shares	Value

CHEMICALS — 0.23%
LG Chem Ltd.	66,323	$9,474,714

		9,474,714
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.98%
Samsung Electronics Co. Ltd.	41,014	40,841,107

		40,841,107

TOTAL PREFERRED STOCKS
(Cost: $60,831,587)		111,351,630

SHORT-TERM INVESTMENTS — 4.00%

MONEY MARKET FUNDS — 4.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	154,904,049	154,904,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	8,120,802	8,120,802
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,086,899	3,086,899

		166,111,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $166,111,750)		166,111,750

TOTAL INVESTMENTS IN SECURITIES — 102.78%
(Cost: $2,488,145,173)		4,267,083,942
Other Assets, Less Liabilities — (2.78)%		(115,394,273)

NET ASSETS — 100.00%		$4,151,689,669

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

AIRLINES — 0.39%
China Airlines Ltd.[a]	16,957,761	$5,820,870
EVA Airways Corp.[a]	9,970,212	5,117,064

		10,937,934
AUTO COMPONENTS — 1.13%
Cheng Shin Rubber Industry Co. Ltd.[b]	10,309,670	26,847,744
Nan Kang Rubber Tire Co. Ltd.[a,b]	3,988,404	4,857,486

		31,705,230
AUTOMOBILES — 0.43%
China Motor Co. Ltd.[b]	3,988,000	3,672,361
Yulon Motor Co. Ltd.[b]	4,985,362	8,506,938

		12,179,299
BUILDING PRODUCTS — 0.21%
Taiwan Glass Industry Corp.[b]	5,982,693	5,923,849

		5,923,849
CAPITAL MARKETS — 1.01%
Yuanta Financial Holding Co. Ltd.	53,838,453	28,253,726

		28,253,726
CHEMICALS — 7.54%
China Petrochemical Development Corp.[b]	10,967,540	4,778,254
Formosa Chemicals & Fibre Corp.	20,666,610	52,590,786
Formosa Plastics Corp.[b]	26,659,518	67,753,082
LCY Chemical Corp.[b]	2,991,048	3,746,461
Nan Ya Plastics Corp.	30,820,938	66,020,162
Taiwan Fertilizer Co. Ltd.	4,775,000	10,244,075
TSRC Corp.[b]	3,988,720	5,746,506

		210,879,326
COMMERCIAL BANKS — 9.90%
Chang Hwa Commercial Bank Ltd.	29,910,325	17,572,242
China Development Financial Holding Corp.[b]	87,736,508	25,482,912
CTBC Financial Holding Co. Ltd.[b]	84,745,193	54,682,439
E.Sun Financial Holding Co. Ltd.	30,866,008	19,407,138
First Financial Holding Co. Ltd.	44,865,210	26,728,399

Security	Shares	Value

Hua Nan Financial Holdings Co. Ltd.	34,895,630	$20,040,397
Mega Financial Holding Co. Ltd.	59,820,271	47,780,400
SinoPac Financial Holdings Co. Ltd.	41,874,293	20,109,280
Taishin Financial Holdings Co. Ltd.	40,810,681	19,194,409
Taiwan Business Bank Ltd.[a]	21,831,818	6,521,155
Taiwan Cooperative Financial Holding Co. Ltd.	35,892,354	19,428,167

		276,946,938
COMMUNICATIONS EQUIPMENT — 0.75%
HTC Corp.[b]	4,657,884	20,908,054

		20,908,054
COMPUTERS & PERIPHERALS — 8.80%
Acer Inc.[a,b]	16,949,841	10,097,849
Advantech Co. Ltd.	1,941,771	12,273,059
ASUSTeK Computer Inc.[b]	4,226,857	40,667,002
Catcher Technology Co. Ltd.[b]	4,318,743	31,359,280
Chicony Electronics Co. Ltd.[b]	3,019,636	7,903,397
Clevo Co.	2,991,991	5,648,620
Compal Electronics Inc.	26,919,554	18,214,102
Foxconn Technology Co. Ltd.[b]	5,228,214	11,751,316
Inventec Corp.	14,955,868	15,771,338
Lite-On Technology Corp.	13,518,599	19,877,668
Pegatron Corp.[b]	9,970,037	13,392,980
Quanta Computer Inc.[b]	15,952,240	39,225,093
Simplo Technology Co. Ltd.	1,890,835	8,518,680
Wistron Corp.[b]	14,026,024	11,665,978

		246,366,362
CONSTRUCTION & ENGINEERING — 0.20%
CTCI Corp.[b]	3,988,000	5,495,379

		5,495,379
CONSTRUCTION MATERIALS — 1.83%
Asia Cement Corp.[b]	13,709,644	17,330,496
Taiwan Cement Corp.	21,187,504	33,776,369

		51,106,865
DIVERSIFIED FINANCIAL SERVICES — 2.56%
Chailease Holding Co. Ltd.[b]	4,780,400	11,754,565
Fubon Financial Holding Co. Ltd.	42,871,515	59,925,033

		71,679,598

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 28, 2014

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.84%
Asia Pacific Telecom Co. Ltd.[b]	10,020,000	$4,977,259
Chunghwa Telecom Co. Ltd.	24,570,648	74,608,873

		79,586,132
ELECTRICAL EQUIPMENT — 0.72%
Teco Electric and Machinery Co. Ltd.	11,539,092	13,253,694
Walsin Lihwa Corp.[a]	21,934,069	6,826,796
Ya Hsin Industrial Co. Ltd.[a,c]	6,845,461	2

		20,080,492
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 13.42%
AU Optronics Corp.[a,b]	56,829,830	19,319,666
Cheng Uei Precision Industry Co. Ltd.	2,991,761	6,388,769
Delta Electronics Inc.	11,647,180	64,774,897
Hon Hai Precision Industry Co. Ltd.	71,784,388	199,019,361
Innolux Corp.[a,b]	43,868,869	15,637,461
Largan Precision Co. Ltd.	641,794	28,490,756
Pacific Electric Wire & Cable Co. Ltd.[a,c]	197	—
Synnex Technology International Corp.[b]	7,976,538	13,637,358
TPK Holding Co. Ltd.[b]	1,485,466	8,874,161
Unimicron Technology Corp.[b]	8,504,794	6,007,083
WPG Holdings Co. Ltd.	8,973,744	10,662,578
Zhen Ding Technology Holding Ltd.	1,113,072	2,733,268

		375,545,358
FOOD & STAPLES RETAILING — 0.86%
President Chain Store Corp.	3,873,215	24,033,415

		24,033,415
FOOD PRODUCTS — 1.87%
Standard Foods Corp.	1,994,458	5,799,450
Uni-President Enterprises Co.	27,916,159	46,622,142

		52,421,592
HOTELS, RESTAURANTS & LEISURE — 0.09%
Formosa International Hotels Corp.	215,622	2,419,681

		2,419,681

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.75%
Far Eastern New Century Corp.	19,940,431	$20,961,870

		20,961,870
INSURANCE — 3.57%
Cathay Financial Holding Co. Ltd.	49,759,603	73,412,577
China Life Insurance Co. Ltd.	13,464,049	12,776,137
Shin Kong Financial Holding Co. Ltd.	41,433,898	13,675,457

		99,864,171
LEISURE EQUIPMENT & PRODUCTS — 0.77%
Giant Manufacturing Co. Ltd.	1,941,590	13,233,162
Merida Industry Co. Ltd.[b]	1,257,000	8,442,785

		21,675,947
MACHINERY — 0.37%
Hiwin Technologies Corp.	1,026,919	10,269,868

		10,269,868
MARINE — 0.62%
Evergreen Marine Corp. Ltd.[a]	10,967,766	6,515,935
U-Ming Marine Transport Corp.	2,991,800	5,016,286
Wan Hai Lines Ltd.	3,988,854	1,862,905
Yang Ming Marine Transport Corp.[a]	8,973,635	3,850,328

		17,245,454
METALS & MINING — 2.42%
China Steel Corp.[b]	73,877,958	62,666,299
Feng Hsin Iron & Steel Co. Ltd.	2,991,050	5,005,156

		67,671,455
MULTILINE RETAIL — 0.20%
Far Eastern Department Stores Ltd.	6,159,212	5,620,906

		5,620,906
OIL, GAS & CONSUMABLE FUELS — 0.64%
Formosa Petrochemical Corp.[b]	6,979,950	17,923,299

		17,923,299
PHARMACEUTICALS — 0.11%
ScinoPharm Taiwan Ltd.[b]	1,035,720	2,963,791

		2,963,791
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
Farglory Land Development Co. Ltd.[b]	2,127,270	3,482,494
Highwealth Construction Corp.	1,994,200	4,054,483

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 28, 2014

Security	Shares	Value

Ruentex Development Co. Ltd.	3,988,487	$7,082,335

		14,619,312
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 31.26%
Advanced Semiconductor Engineering Inc.[b]	39,880,448	39,488,199
Epistar Corp.[b]	4,985,047	11,714,811
Hermes Microvision Inc.	252,000	9,398,640
Kinsus Interconnect Technology Corp.	1,787,043	6,104,659
MediaTek Inc.	9,064,175	133,129,509
Novatek Microelectronics Corp. Ltd.[b]	3,539,544	16,238,584
Phison Electronics Corp.	896,698	5,978,381
Powertech Technology Inc.[b]	3,988,036	5,567,824
Radiant Opto-Electronics Corp.[b]	2,892,583	11,742,944
Realtek Semiconductor Corp.[b]	2,881,063	8,558,178
Siliconware Precision Industries Co. Ltd.	18,632,214	23,491,669
Taiwan Semiconductor Manufacturing Co. Ltd.	157,764,882	562,367,392
Transcend Information Inc.	997,905	3,043,317
United Microelectronics Corp.[b]	76,769,501	31,165,914
Vanguard International Semiconductor Corp.	4,569,000	6,748,391

		874,738,412
SPECIALTY RETAIL — 0.70%
Hotai Motor Co. Ltd.[b]	1,594,000	19,571,193

		19,571,193
TEXTILES, APPAREL & LUXURY GOODS — 1.51%
Eclat Textile Co. Ltd.[b]	997,000	12,701,895
Formosa Taffeta Co. Ltd.[b]	4,722,515	5,104,705
Pou Chen Corp.	12,961,103	17,304,001
Ruentex Industries Ltd.	2,991,262	7,059,054

		42,169,655
WIRELESS TELECOMMUNICATION SERVICES — 1.91%
Far EasTone Telecommunications Co. Ltd.	10,659,259	21,601,376
Taiwan Mobile Co. Ltd.	10,612,609	31,909,984

		53,511,360

TOTAL COMMON STOCKS
(Cost: $1,696,221,459)		2,795,275,923

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.66%

MONEY MARKET FUNDS — 7.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	201,291,983	$201,291,983
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	10,552,677	10,552,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,373,819	2,373,819

		214,218,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $214,218,479)		214,218,479

TOTAL INVESTMENTS IN SECURITIES — 107.56%
(Cost: $1,910,439,938)		3,009,494,402
Other Assets, Less Liabilities — (7.56)%		(211,593,638)

NET ASSETS — 100.00%		$2,797,900,764

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
10	MSCI Taiwan Index (Mar. 2014)	Singapore	$302,800	$2,446

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.52%

AIRLINES — 0.43%
Nok Airlines PCL NVDR	491,300	$278,591
Thai Airways International PCL NVDR	4,269,766	1,701,363

		1,979,954
AUTO COMPONENTS — 0.58%
Somboon Advance Technology PCL NVDR	1,821,125	915,447
Sri Trang Agro-Industry PCL NVDR	4,559,971	1,761,092

		2,676,539
BUILDING PRODUCTS — 0.49%
Diamond Building Products PCL NVDR	1,317,400	256,414
Dynasty Ceramic PCL NVDR	1,103,900	1,717,178
Union Mosaic Industry PCL NVDR	1,084,500	275,903

		2,249,495
CAPITAL MARKETS — 0.06%
Asia Plus Securities PCL NVDR	2,440,300	267,779

		267,779
CHEMICALS — 4.76%
Indorama Ventures PCL NVDR	7,398,110	4,716,649
PTT Global Chemical PCL NVDR	6,769,007	15,560,936
Siam Gas and Petrochemicals PCL NVDR	2,879,600	1,553,439

		21,831,024
COMMERCIAL BANKS — 25.78%
Bangkok Bank PCL Foreign	1,669,200	8,774,492
Bangkok Bank PCL NVDR	2,159,400	11,384,423
Kasikornbank PCL Foreign	4,933,300	26,159,721
Kasikornbank PCL NVDR	2,802,200	14,644,447
Kiatnakin Bank PCL NVDR	2,247,873	2,738,788
Krung Thai Bank PCL NVDR	16,559,600	9,085,574
LH Financial Group PCL NVDR	31,373,547	1,182,819
Siam Commercial Bank PCL NVDR	7,523,100	34,934,855
Thanachart Capital PCL NVDR	3,509,300	3,442,072
TISCO Financial Group PCL NVDR[a]	2,362,610	2,860,478
TMB Bank PCL NVDR	38,933,100	2,959,512

		118,167,181

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 1.16%
CH. Karnchang PCL NVDR	3,112,400	$1,564,548
Italian-Thai Development PCL NVDR[b]	11,805,848	1,266,528
Sino-Thai Engineering & Construction PCL NVDR	4,255,628	2,113,139
Sriracha Construction PCL NVDR	312,800	357,143

		5,301,358
CONSTRUCTION MATERIALS — 4.83%
Siam Cement PCL (The) Foreign	1,163,800	15,196,285
Siam Cement PCL (The) NVDR	419,000	5,522,452
TPI Polene PCL NVDR	4,214,100	1,420,846

		22,139,583
CONSUMER FINANCE — 0.06%
Krungthai Card PCL NVDR	286,900	283,602

		283,602
CONTAINERS & PACKAGING — 0.19%
Polyplex PCL NVDR	3,404,750	892,279

		892,279
DISTRIBUTORS — 0.38%
Energy Earth PCL NVDR	7,355,100	1,465,384
Jaymart PCL NVDR	465,700	268,357

		1,733,741
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.41%
Jasmine International PCL NVDR	18,507,768	4,396,481
Samart Telcoms PCL NVDR	684,100	276,785
Thaicom PCL NVDR	1,389,500	1,746,192
True Corp. PCL NVDR[a,b]	20,582,500	4,605,433

		11,024,891
ELECTRIC UTILITIES — 0.06%
Gunkul Engineering PCL NVDR	624,400	279,425

		279,425
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.55%
Cal-Comp Electronics (Thailand) PCL NVDR	18,105,300	1,442,874
Delta Electronics (Thailand) PCL NVDR	2,756,344	4,583,346
Hana Microelectronics PCL NVDR	3,586,600	2,803,320
KCE Electronics PCL NVDR	476,800	379,979
Loxley PCL NVDR	2,523,105	286,145

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2014

Security	Shares	Value

Samart Corp. PCL NVDR	3,386,837	$1,681,740
SVI PCL NVDR	3,710,715	504,998

		11,682,402
FOOD & STAPLES RETAILING — 4.81%
CP All PCL NVDR	18,336,400	22,059,884

		22,059,884
FOOD PRODUCTS — 4.16%
Charoen Pokphand Foods PCL NVDR	12,787,300	10,680,580
GFPT PCL NVDR	4,495,500	1,887,766
Khon Kaen Sugar Industry PCL NVDR	4,049,000	1,625,805
Thai Union Frozen Products PCL NVDR	1,354,700	2,823,589
Thai Vegetable Oil PCL NVDR	2,965,353	2,035,982

		19,053,722
HEALTH CARE PROVIDERS & SERVICES — 2.61%
Bangkok Chain Hospital PCL NVDR	6,639,725	1,190,572
Bangkok Dusit Medical Services PCL NVDR	1,256,100	4,928,147
Bumrungrad Hospital PCL NVDR	1,838,476	5,015,306
Chularat Hospital PCL NVDR	894,200	279,566
Vibhavadi Medical Center PCL NVDR	1,932,060	544,826

		11,958,417
HOTELS, RESTAURANTS & LEISURE — 1.78%
Central Plaza Hotel PCL NVDR	3,056,700	2,834,182
Erawan Group PCL (The) NVDR	2,662,500	293,793
Minor International PCL NVDR	6,212,700	4,722,604
MK Restaurants Group PCL NVDR[b]	193,100	295,939

		8,146,518
HOUSEHOLD DURABLES — 0.07%
Srithai Superware PCL NVDR	519,600	299,417

		299,417
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.41%
CK Power PCL NVDR[b]	823,400	275,097
Glow Energy PCL NVDR	2,599,100	5,895,277
SPCG PCL NVDR[b]	477,900	278,317

		6,448,691

Security	Shares	Value

INSURANCE — 0.06%
Thai Reinsurance PCL NVDR[b]	2,944,600	$272,573

		272,573
INTERNET & CATALOG RETAIL — 0.06%
OfficeMate PCL NVDR	279,300	284,651

		284,651
MARINE — 1.01%
Precious Shipping PCL NVDR	2,542,000	1,986,851
Thoresen Thai Agencies PCL NVDR[b]	4,632,806	2,655,432

		4,642,283
MEDIA — 2.52%
BEC World PCL NVDR	4,760,100	7,368,124
GMM Grammy PCL NVDR[b]	611,820	320,678
Major Cineplex Group PCL NVDR	3,325,200	1,875,362
MCOT PCL NVDR	1,222,900	1,133,877
RS PCL NVDR	1,069,000	255,577
VGI Global Media PCL NVDR	1,731,220	583,706

		11,537,324
METALS & MINING — 0.73%
G J Steel PCL NVDR[b]	526,252,700	967,821
STP & I PCL NVDR	3,382,500	2,104,667
Univentures PCL NVDR	1,293,200	295,305

		3,367,793
OIL, GAS & CONSUMABLE FUELS — 17.56%
Bangchak Petroleum PCL NVDR	2,347,600	2,068,766
Banpu PCL NVDR	5,689,800	4,534,400
Energy Absolute PCL NVDR	1,498,600	422,594
Esso (Thailand) PCL NVDR	7,511,300	1,381,388
IRPC PCL NVDR	51,129,200	5,328,407
PTT Exploration & Production PCL NVDR	5,864,084	27,680,274
PTT PCL NVDR	3,645,500	32,739,663
Thai Oil PCL NVDR	3,962,000	6,314,912

		80,470,404
PERSONAL PRODUCTS — 0.06%
DSG International Thailand PCL	851,600	266,247

		266,247
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.73%
Amata Corp. PCL NVDR	3,880,400	1,629,471
Ananda Development PCL NVDR[b]	4,794,900	273,364

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2014

Security	Shares	Value

AP (Thailand) PCL NVDR	7,380,060	$1,131,044
Asset Corp. PCL NVDR	12,181,737	1,150,031
Bangkok Land PCL NVDR	51,069,200	2,379,316
Central Pattana PCL NVDR	5,675,700	7,176,172
Country Group Development PCL NVDR[b]	7,585,200	255,746
Golden Land Property Development PCL NVDR[b]	1,498,100	259,441
Hemaraj Land and Development PCL NVDR	27,343,600	2,564,641
LPN Development PCL NVDR	3,372,347	1,560,841
MBK PCL NVDR	61,400	266,302
Natural Park PCL NVDR[b]	180,198,300	331,399
Pruksa Real Estate PCL NVDR	4,137,280	2,485,538
Quality Houses PCL NVDR	25,614,641	2,198,345
Rojana Industrial Park PCL NVDR	1,177,100	256,166
Sansiri PCL NVDR	21,639,828	1,339,845
Siam Future Development PCL NVDR	5,461,887	937,519
Supalai PCL NVDR	3,949,200	2,142,555
Thai Factory Development PCL NVDR	1,189,800	255,283
Ticon Industrial Connection PCL NVDR	3,541,593	1,791,151
WHA Corp. PCL NVDR	473,550	449,963

		30,834,133
ROAD & RAIL — 1.13%
BTS Group Holdings PCL NVDR	20,243,300	5,181,044

		5,181,044
SOFTWARE — 0.06%
Mono Technology PCL NVDR	1,154,900	277,884

		277,884
SPECIALTY RETAIL — 1.10%
Home Product Center PCL NVDR[a]	11,160,183	3,112,879
Siam Global House PCL NVDR	4,205,318	1,946,369

		5,059,248
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
MC Group PLC NVDR	654,500	298,913

		298,913
TRANSPORTATION INFRASTRUCTURE — 3.05%
Airports of Thailand PCL NVDR	1,841,700	10,584,483
Bangkok Aviation Fuel PCL NVDR	667,000	541,778

Security	Shares	Value

Bangkok Expressway PCL NVDR	2,393,000	$2,420,505
Bangkok Metro PCL NVDR[b]	14,818,841	413,338

		13,960,104
WATER UTILITIES — 0.60%
Eastern Water Resources and Management PCL NVDR	808,600	294,938
Thai Tap Water Supply PCL NVDR	8,607,466	2,440,431

		2,735,369
WIRELESS TELECOMMUNICATION SERVICES — 6.20%
Advanced Information Service PCL NVDR	4,395,719	28,429,018

		28,429,018

TOTAL COMMON STOCKS
(Cost: $570,882,738)		456,092,890

WARRANTS — 0.02%

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.00%
Loxley PCL NVDR (Expires 04/21/16)[b]	50,876	—

		—
MARINE — 0.02%
Thoresen Thai Agencies PCL NVDR (Expires 09/12/2015)[b]	372,108	60,450

		60,450
METALS & MINING — 0.00%
G J Steel PCL NVDR (Expires 02/07/20)[b]	30	—

		—

TOTAL WARRANTS
(Cost: $0)		60,450

SHORT-TERM INVESTMENTS — 1.44%

MONEY MARKET FUNDS — 1.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	5,748,891	5,748,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	301,384	301,384

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	551,737	$551,737

		6,602,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,602,012)		6,602,012

TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $577,484,750)		462,755,352
Other Assets, Less Liabilities — (0.98)%		(4,472,353)

NET ASSETS — 100.00%		$458,282,999

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,706,321,265	$2,090,978,902	$127,060,607
Affiliated (Note 2)	1,828,538	64,460,311	2,692,394

Total cost of investments	$1,708,149,803	$2,155,439,213	$129,753,001

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,725,110,638	$2,186,321,656	$130,900,366
Affiliated (Note 2)	1,828,538	64,460,311	2,692,394

Total fair value of investments	1,726,939,176	2,250,781,967	133,592,760
Foreign currency, at value[b]	6,192,472	3,668,741	221,768
Foreign currency pledged to broker, at value[b]	172,900	421,341	—
Receivables:
Investment securities sold	10,798,079	—	10,778
Dividends and interest	12,800,075	11,780	275,422
Capital shares sold	—	—	5,291,344
Futures variation margin	428,994	123,869	—

Total Assets	1,757,331,696	2,255,007,698	139,392,072

LIABILITIES
Payables:
Investment securities purchased	9,608,019	—	5,187,317
Collateral for securities on loan (Note 1)	1,647,000	61,076,718	2,679,324
Capital shares redeemed	—	—	77,671
Investment advisory fees (Note 2)	635,283	773,154	48,289

Total Liabilities	11,890,302	61,849,872	7,992,601

NET ASSETS	$1,745,441,394	$2,193,157,826	$131,399,471

Net assets consist of:
Paid-in capital	$1,932,524,455	$2,475,594,652	$129,402,958
Undistributed (distributions in excess of) net investment income	(8,905,315)	1,482,126	(1,506,842)
Accumulated net realized loss	(197,281,854)	(379,385,327)	(339,715)
Net unrealized appreciation	19,104,108	95,466,375	3,843,070

NET ASSETS	$1,745,441,394	$2,193,157,826	$131,399,471

Shares outstanding[c]	70,200,000	108,525,000	2,500,000

Net asset value per share	$24.86	$20.21	$52.56

[a]	Securities on loan with values of $1,553,126, $58,028,244 and $2,497,146, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker, if any: $6,401,411, $4,090,330 and $221,620, respectively.
[c]	$0.001 par value, number of shares authorized: 627.8 million, 375 million and 500 million, respectively.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF

ASSETS
Investments, at cost:
Unaffiliated	$348,381,437	$2,597,966,591	$980,190,768
Affiliated (Note 2)	67,740	35,020,232	52,039,708

Total cost of investments	$348,449,177	$2,632,986,823	$1,032,230,476

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$783,522,674	$2,798,143,587	$977,980,263
Affiliated (Note 2)	67,740	35,020,232	52,039,708

Total fair value of investments	783,590,414	2,833,163,819	1,030,019,971
Foreign currency, at value[b]	1,182,532	4,856,607	1,761,423
Foreign currency pledged to broker, at value[b]	—	—	102,617
Receivables:
Investment securities sold	1,240,437	12,980,335	5,293,457
Dividends and interest	1,312,292	13,782,936	918,354

Total Assets	787,325,675	2,864,783,697	1,038,095,822

LIABILITIES
Payables:
Investment securities purchased	1,212,855	12,360,882	3,552,039
Collateral for securities on loan (Note 1)	—	34,897,397	51,870,009
Capital shares redeemed	—	594,614	89,831
Futures variation margin	—	—	15,063
Investment advisory fees (Note 2)	283,548	1,066,950	359,211

Total Liabilities	1,496,403	48,919,843	55,886,153

NET ASSETS	$785,829,272	$2,815,863,854	$982,209,669

Net assets consist of:
Paid-in capital	$384,957,707	$2,998,159,150	$1,204,319,657
Undistributed (distributions in excess of) net investment income	5,524,610	(12,378,044)	(18,339,403)
Accumulated net realized loss	(39,814,134)	(370,006,369)	(201,541,076)
Net unrealized appreciation (depreciation)	435,161,089	200,089,117	(2,229,509)

NET ASSETS	$785,829,272	$2,815,863,854	$982,209,669

Shares outstanding[c]	51,000,000	60,000,000	77,300,000

Net asset value per share	$15.41	$46.93	$12.71

[a]	Securities on loan with values of $ —, $33,060,660 and $49,119,632, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker, if any: $1,171,251, $4,862,845 and $1,867,615, respectively.
[c]	$0.001 par value, number of shares authorized: 300 million, 1 billion and 300 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI South Korea Capped ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,322,033,423	$1,696,221,459	$570,882,738
Affiliated (Note 2)	166,111,750	214,218,479	6,602,012

Total cost of investments	$2,488,145,173	$1,910,439,938	$577,484,750

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,100,972,192	$2,795,275,923	$456,153,340
Affiliated (Note 2)	166,111,750	214,218,479	6,602,012

Total fair value of investments	4,267,083,942	3,009,494,402	462,755,352
Cash pledged to broker	—	48,000	—
Receivables:
Investment securities sold	59,268,553	5,413,386	9,871,478
Dividends and interest	37,188,008	229,463	1,198,820

Total Assets	4,363,540,503	3,015,185,251	473,825,650

LIABILITIES
Payables:
Investment securities purchased	46,876,949	4,077,235	9,238,191
Collateral for securities on loan (Note 1)	163,024,851	211,844,660	6,050,275
Capital shares redeemed	—	—	31,675
Foreign taxes (Note 1)	3,061	40,220	—
Investment advisory fees (Note 2)	1,945,973	1,322,372	222,510

Total Liabilities	211,850,834	217,284,487	15,542,651

NET ASSETS	$4,151,689,669	$2,797,900,764	$458,282,999

Net assets consist of:
Paid-in capital	$3,327,105,431	$2,809,553,527	$591,691,416
Undistributed (distributions in excess of) net investment income	(52,384,408)	(13,063,774)	997,509
Accumulated net realized loss	(901,489,165)	(1,097,645,590)	(19,677,677)
Net unrealized appreciation (depreciation)	1,778,457,811	1,099,056,601	(114,728,249)

NET ASSETS	$4,151,689,669	$2,797,900,764	$458,282,999

Shares outstanding[b]	67,500,000	199,400,000	6,650,000

Net asset value per share	$61.51	$14.03	$68.91

[a]	Securities on loan with values of $155,395,514, $197,896,450 and $5,445,522, respectively. See Note 1.
[b]	$0.001 par value, number of shares authorized: 200 million, 900 million and 200 million, respectively.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$48,007,404	$22,096,529	$809,155
Interest — unaffiliated	3,465	—	—
Interest — affiliated (Note 2)	291	307	17
Securities lending income — affiliated (Note 2)	11,817	136,442	30,602

Total investment income	48,022,977	22,233,278	839,774

EXPENSES
Investment advisory fees (Note 2)	4,696,921	5,408,575	290,238

Total expenses	4,696,921	5,408,575	290,238

Net investment income	43,326,056	16,824,703	549,536

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(18,065,549)	(13,326,885)	(240,688)
In-kind redemptions — unaffiliated	38,080,086	39,082,004	2,666,924
Futures contracts	440,229	(200,114)	—
Foreign currency transactions	77,640	(10,811)	(28,907)

Net realized gain	20,532,406	25,544,194	2,397,329

Net change in unrealized appreciation/depreciation on:
Investments	74,550,129	117,789,233	3,283,030
Futures contracts	(277,380)	230,847	—
Translation of assets and liabilities in foreign currencies	318,681	(2,067)	4,717

Net change in unrealized appreciation/depreciation	74,591,430	118,018,013	3,287,747

Net realized and unrealized gain	95,123,836	143,562,207	5,685,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,449,892	$160,386,910	$6,234,612

[a]	Net of foreign withholding tax of $586,585, $ — and $73,153, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$18,875,301	$61,280,143	$8,008,886
Interest — affiliated (Note 2)	121	621	186
Securities lending income — affiliated (Note 2)	—	297,124	829,284

Total investment income	18,875,422	61,577,888	8,838,356

EXPENSES
Investment advisory fees (Note 2)	1,980,179	7,899,197	2,757,993

Total expenses	1,980,179	7,899,197	2,757,993

Net investment income	16,895,243	53,678,691	6,080,363

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	24,102,824	(25,765,315)	(2,290,330)
In-kind redemptions — unaffiliated	—	148,084,577	19,382,026
Futures contracts	—	—	69,301
Foreign currency transactions	(91,841)	32,575	59,258

Net realized gain	24,010,983	122,351,837	17,220,255

Net change in unrealized appreciation/depreciation on:
Investments	14,269,443	18,394,683	17,896,445
Futures contracts	—	—	70,717
Translation of assets and liabilities in foreign currencies	(50,841)	255,033	(26,394)

Net change in unrealized appreciation/depreciation	14,218,602	18,649,716	17,940,768

Net realized and unrealized gain	38,229,585	141,001,553	35,161,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,124,828	$194,680,244	$41,241,386

[a]	Net of foreign withholding tax of $680,391, $823,106 and $119,426, respectively.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI South Korea Capped ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$37,363,771	$3,248,241	$4,144,322
Interest — unaffiliated	1,362	84	—
Interest — affiliated (Note 2)	1,253	1,455	150
Securities lending income — affiliated (Note 2)	1,468,590	1,533,018 [b]	16,229

	38,834,976	4,782,798	4,160,701
Less: Other foreign taxes (Note 1)	(3,357)	(826,580)	(6,886)

Total investment income	38,831,619	3,956,218	4,153,815

EXPENSES
Investment advisory fees (Note 2)	12,719,149	8,564,460	1,741,050

Total expenses	12,719,149	8,564,460	1,741,050

Net investment income (loss)	26,112,470	(4,608,242)	2,412,765

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(32,780,057)	(13,422,410)	(10,478,839)
In-kind redemptions — unaffiliated	—	—	12,906,533
Futures contracts	—	1,311,746	—
Foreign currency transactions	(527,202)	(29,199)	(120,586)

Net realized gain (loss)	(33,307,259)	(12,139,863)	2,307,108

Net change in unrealized appreciation/depreciation on:
Investments	271,010,985	150,435,448	5,323,587
Futures contracts	—	(485,635)	—
Translation of assets and liabilities in foreign currencies	(479,924)	(10,983)	45,595

Net change in unrealized appreciation/depreciation	270,531,061	149,938,830	5,369,182

Net realized and unrealized gain	237,223,802	137,798,967	7,676,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$263,336,272	$133,190,725	$10,089,055

[a]	Net of foreign withholding tax of $10,514,484, $744,642 and $460,480, respectively.
[b]	Net of foreign tax paid of $354,860.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia ETF		iShares MSCI Hong Kong ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,326,056	$95,118,733	$16,824,703	$71,264,718
Net realized gain	20,532,406	67,936,094	25,544,194	176,369,407
Net change in unrealized appreciation/depreciation	74,591,430	13,198,281	118,018,013	55,861,708

Net increase in net assets resulting from operations	138,449,892	176,253,108	160,386,910	303,495,833

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,170,688)	(130,032,525)	(20,218,078)	(71,372,977)

Total distributions to shareholders	(47,170,688)	(130,032,525)	(20,218,078)	(71,372,977)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	88,774,098	352,326,670	195,289,926	1,549,740,139
Cost of shares redeemed	(351,460,828)	(975,397,089)	(267,157,351)	(1,522,980,733)

Net increase (decrease) in net assets from capital share transactions	(262,686,730)	(623,070,419)	(71,867,425)	26,759,406

INCREASE (DECREASE) IN NET ASSETS	(171,407,526)	(576,849,836)	68,301,407	258,882,262

NET ASSETS
Beginning of period	1,916,848,920	2,493,698,756	2,124,856,419	1,865,974,157

End of period	$1,745,441,394	$1,916,848,920	$2,193,157,826	$2,124,856,419

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,905,315)	$(5,060,683)	$1,482,126	$4,875,501

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	14,000,000	9,750,000	81,300,000
Shares redeemed	(14,400,000)	(39,400,000)	(13,575,000)	(79,125,000)

Net increase (decrease) in shares outstanding	(11,000,000)	(25,400,000)	(3,825,000)	2,175,000

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small-Cap ETF		iShares MSCI Malaysia ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$549,536	$836,485	$16,895,243	$26,000,206
Net realized gain (loss)	2,397,329	(227,736)	24,010,983	17,549,880
Net change in unrealized appreciation/depreciation	3,287,747	6,085,205	14,218,602	(15,851,478)

Net increase in net assets resulting from operations	6,234,612	6,693,954	55,124,828	27,698,608

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,933,040)	(1,107,270)	(13,690,575)	(23,444,016)

Total distributions to shareholders	(1,933,040)	(1,107,270)	(13,690,575)	(23,444,016)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,735,436	49,278,602	25,932,707	93,307,043
Cost of shares redeemed	(10,625,224)	(8,694,664)	(90,676,125)	(225,115,455)

Net increase (decrease) in net assets from capital share transactions	38,110,212	40,583,938	(64,743,418)	(131,808,412)

INCREASE (DECREASE) IN NET ASSETS	42,411,784	46,170,622	(23,309,165)	(127,553,820)

NET ASSETS
Beginning of period	88,987,687	42,817,065	809,138,437	936,692,257

End of period	$131,399,471	$88,987,687	$785,829,272	$809,138,437

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,506,842)	$(123,338)	$5,524,610	$2,319,942

SHARES ISSUED AND REDEEMED
Shares sold	900,000	1,000,000	1,650,000	6,150,000
Shares redeemed	(200,000)	(200,000)	(6,075,000)	(15,225,000)

Net increase (decrease) in shares outstanding	700,000	800,000	(4,425,000)	(9,075,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex Japan ETF		iShares MSCI Singapore ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,678,691	$136,122,747	$6,080,363	$48,795,283
Net realized gain	122,351,837	310,413,133	17,220,255	90,919,970
Net change in unrealized appreciation/depreciation	18,649,716	(214,606,307)	17,940,768	(131,975,048)

Net increase in net assets resulting from operations	194,680,244	231,929,573	41,241,386	7,740,205

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,006,609)	(156,573,693)	(22,837,450)	(63,036,613)

Total distributions to shareholders	(68,006,609)	(156,573,693)	(22,837,450)	(63,036,613)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	294,242,691	971,290,034	17,820,214	206,627,419
Cost of shares redeemed	(613,119,958)	(1,227,160,297)	(189,491,873)	(528,540,126)

Net decrease in net assets from capital share transactions	(318,877,267)	(255,870,263)	(171,671,659)	(321,912,707)

DECREASE IN NET ASSETS	(192,203,632)	(180,514,383)	(153,267,723)	(377,209,115)

NET ASSETS
Beginning of period	3,008,067,486	3,188,581,869	1,135,477,392	1,512,686,507

End of period	$2,815,863,854	$3,008,067,486	$982,209,669	$1,135,477,392

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(12,378,044)	$1,949,874	$(18,339,403)	$(1,582,316)

SHARES ISSUED AND REDEEMED
Shares sold	6,000,000	20,400,000	1,300,000	15,200,000
Shares redeemed	(13,500,000)	(26,700,000)	(14,900,000)	(39,800,000)

Net decrease in shares outstanding	(7,500,000)	(6,300,000)	(13,600,000)	(24,600,000)

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Capped ETF		iShares MSCI Taiwan ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$26,112,470	$12,511,437	$(4,608,242)	$47,025,597
Net realized gain (loss)	(33,307,259)	693,348	(12,139,863)	(46,800,296)
Net change in unrealized appreciation/depreciation	270,531,061	69,998,753	149,938,830	230,468,377

Net increase in net assets resulting from operations	263,336,272	83,203,538	133,190,725	230,693,678

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(61,830,398)	(18,847,855)	(51,978,221)	(53,961,288)

Total distributions to shareholders	(61,830,398)	(18,847,855)	(51,978,221)	(53,961,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	695,365,250	699,217,627	197,917,711	608,307,506
Cost of shares redeemed	(121,697,900)	(56,608,080)	(123,226,369)	(390,170,968)

Net increase in net assets from capital share transactions	573,667,350	642,609,547	74,691,342	218,136,538

INCREASE IN NET ASSETS	775,173,224	706,965,230	155,903,846	394,868,928

NET ASSETS
Beginning of period	3,376,516,445	2,669,551,215	2,641,996,918	2,247,127,990

End of period	$4,151,689,669	$3,376,516,445	$2,797,900,764	$2,641,996,918

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(52,384,408)	$(16,666,480)	$(13,063,774)	$43,522,689

SHARES ISSUED AND REDEEMED
Shares sold	11,050,000	11,900,000	14,000,000	45,000,000
Shares redeemed	(2,100,000)	(1,050,000)	(8,800,000)	(29,400,000)

Net increase in shares outstanding	8,950,000	10,850,000	5,200,000	15,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,412,765	$18,562,467
Net realized gain	2,307,108	93,291,603
Net change in unrealized appreciation/depreciation	5,369,182	(137,693,757)

Net increase (decrease) in net assets resulting from operations	10,089,055	(25,839,687)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,154,577)	(18,144,635)

Total distributions to shareholders	(4,154,577)	(18,144,635)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	179,387,771	476,258,075
Cost of shares redeemed	(268,912,044)	(486,368,459)

Net decrease in net assets from capital share transactions	(89,524,273)	(10,110,384)

DECREASE IN NET ASSETS	(83,589,795)	(54,094,706)

NET ASSETS
Beginning of period	541,872,794	595,967,500

End of period	$458,282,999	$541,872,794

Undistributed net investment income included in net assets at end of period	$997,509	$2,739,321

SHARES ISSUED AND REDEEMED
Shares sold	2,400,000	5,700,000
Shares redeemed	(3,750,000)	(6,150,000)

Net decrease in shares outstanding	(1,350,000)	(450,000)

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$23.61	$23.39	$24.18	$20.92	$20.33	$23.96

Income from investment operations:
Net investment income[a]	0.56	1.02	1.04	0.99	0.72	0.78
Net realized and unrealized gain (loss)[b]	1.29	0.64	(0.72)	3.33	0.69	(3.47)

Total from investment operations	1.85	1.66	0.32	4.32	1.41	(2.69)

Less distributions from:
Net investment income	(0.60)	(1.44)	(1.11)	(1.06)	(0.82)	(0.94)

Total distributions	(0.60)	(1.44)	(1.11)	(1.06)	(0.82)	(0.94)

Net asset value, end of period	$24.86	$23.61	$23.39	$24.18	$20.92	$20.33

Total return	8.03%[c]	7.06%	1.84%	20.54%	6.86%	(8.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,745,441	$1,916,849	$2,493,699	$3,090,425	$2,196,817	$1,593,676
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	4.48%	4.05%	4.61%	3.95%	3.24%	4.92%
Portfolio turnover rate[e]	4%	6%	9%	9%	8%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$18.91	$16.94	$17.59	$16.02	$14.39	$15.87

Income from investment operations:
Net investment income[a]	0.15	0.48	0.54	0.42	0.42	0.52
Net realized and unrealized gain (loss)[b]	1.33	2.05	(0.65)	1.56	1.69	(1.46)

Total from investment operations	1.48	2.53	(0.11)	1.98	2.11	(0.94)

Less distributions from:
Net investment income	(0.18)	(0.56)	(0.54)	(0.41)	(0.48)	(0.54)

Total distributions	(0.18)	(0.56)	(0.54)	(0.41)	(0.48)	(0.54)

Net asset value, end of period	$20.21	$18.91	$16.94	$17.59	$16.02	$14.39

Total return	7.83%[c]	15.04%	(0.33)%	12.27%	14.85%	(4.77)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,193,158	$2,124,856	$1,865,974	$1,607,982	$1,976,317	$1,951,777
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	1.51%	2.47%	3.26%	2.25%	2.67%	4.29%
Portfolio turnover rate[e]	2%	12%	11%	15%	5%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$49.44	$42.82	$46.49	$40.74	$44.45	$43.24

Income from investment operations:
Net investment income[a]	0.24	0.65	0.82	0.78	0.61	0.60
Net realized and unrealized gain (loss)[b]	3.65	6.97	(3.25)	5.87	(3.39)	1.29

Total from investment operations	3.89	7.62	(2.43)	6.65	(2.78)	1.89

Less distributions from:
Net investment income	(0.77)	(1.00)	(1.24)	(0.90)	(0.93)	(0.68)

Total distributions	(0.77)	(1.00)	(1.24)	(0.90)	(0.93)	(0.68)

Net asset value, end of period	$52.56	$49.44	$42.82	$46.49	$40.74	$44.45

Total return	7.87%[c]	18.07%	(5.18)%	16.38%	(6.25)%	4.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,399	$88,988	$42,817	$74,387	$36,664	$35,556
Ratio of expenses to average net assets[d]	0.49%	0.50%	0.53%	0.51%	0.53%	0.56%
Ratio of net investment income to average net assets[d]	0.92%	1.36%	1.84%	1.72%	1.46%	1.59%
Portfolio turnover rate[e]	5%	17%	7%	10%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$14.60	$14.52	$13.92	$12.98	$9.79	$9.39

Income from investment operations:
Net investment income[a]	0.32	0.41	0.38	0.41	0.24	0.28
Net realized and unrealized gain[b]	0.75	0.04	0.76	0.92	3.20	0.40

Total from investment operations	1.07	0.45	1.14	1.33	3.44	0.68

Less distributions from:
Net investment income	(0.26)	(0.37)	(0.52)	(0.39)	(0.25)	(0.28)
Return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.26)	(0.37)	(0.54)	(0.39)	(0.25)	(0.28)

Net asset value, end of period	$15.41	$14.60	$14.52	$13.92	$12.98	$9.79

Total return	7.29%[c]	3.02%	8.61%	10.19%	35.76%	8.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$785,829	$809,138	$936,692	$978,402	$794,142	$513,000
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.52%	0.53%	0.56%
Ratio of net investment income to average net assets[d]	4.15%	2.71%	2.73%	2.84%	2.17%	3.45%
Portfolio turnover rate[e]	7%	17%	24%	49%	29%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012, August 31, 2011, August 31, 2010, and August 31, 2009, were 4%, 8%, 14%, 14%, 10%, and 12%, respectively. See Note 4.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$44.56	$43.21	$44.47	$39.25	$36.85	$41.37

Income from investment operations:
Net investment income[a]	0.78	1.69	1.73	1.64	1.25	1.38
Net realized and unrealized gain (loss)[b]	2.56	1.71	(1.14)	5.31	2.52	(4.79)

Total from investment operations	3.34	3.40	0.59	6.95	3.77	(3.41)

Less distributions from:
Net investment income	(0.97)	(2.05)	(1.85)	(1.73)	(1.37)	(1.11)

Total distributions	(0.97)	(2.05)	(1.85)	(1.73)	(1.37)	(1.11)

Net asset value, end of period	$46.93	$44.56	$43.21	$44.47	$39.25	$36.85

Total return	7.58%[c]	7.87%	1.82%	17.61%	10.27%	(7.23)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,815,864	$3,008,067	$3,188,582	$3,548,867	$3,438,149	$3,382,554
Ratio of expenses to average net assets[d]	0.49%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	3.35%	3.59%	4.16%	3.53%	3.09%	4.83%
Portfolio turnover rate[e]	4%	8%	7%	10%	7%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$12.49	$13.10	$13.05	$12.17	$10.25	$11.44

Income from investment operations:
Net investment income[a]	0.07	0.44	0.41	0.45	0.32	0.32
Net realized and unrealized gain (loss)[b]	0.41	(0.47)	0.11	0.92	1.97	(1.16)

Total from investment operations	0.48	(0.03)	0.52	1.37	2.29	(0.84)

Less distributions from:
Net investment income	(0.26)	(0.58)	(0.47)	(0.49)	(0.37)	(0.35)

Total distributions	(0.26)	(0.58)	(0.47)	(0.49)	(0.37)	(0.35)

Net asset value, end of period	$12.71	$12.49	$13.10	$13.05	$12.17	$10.25

Total return	3.84%[c]	(0.38)%	4.67%	11.27%	22.68%	(5.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$982,210	$1,135,477	$1,512,687	$1,713,199	$1,730,001	$1,294,039
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	1.07%	3.23%	3.32%	3.34%	2.80%	3.97%
Portfolio turnover rate[e]	0%[f]	10%	3%	10%	9%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Rounds to less than 1%.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$57.67	$55.97	$56.74	$47.76	$42.01	$43.55

Income from investment operations:
Net investment income[a]	0.39	0.23	0.23	0.29	0.32	0.30
Net realized and unrealized gain (loss)[b]	4.35	1.83	(0.63)	9.19	5.82	(1.45)

Total from investment operations	4.74	2.06	(0.40)	9.48	6.14	(1.15)

Less distributions from:
Net investment income	(0.90)	(0.36)	(0.37)	(0.43)	(0.39)	(0.39)
Return of capital	—	—	—	(0.07)	—	—

Total distributions	(0.90)	(0.36)	(0.37)	(0.50)	(0.39)	(0.39)

Net asset value, end of period	$61.51	$57.67	$55.97	$56.74	$47.76	$42.01

Total return	8.20%[c]	3.65%	(0.62)%	19.76%	14.65%	(2.31)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,151,690	$3,376,516	$2,669,551	$4,071,225	$3,255,168	$2,398,550
Ratio of expenses to average net assets[d,e]	0.62%	0.61%	0.61%	0.59%	0.61%	0.65%
Ratio of net investment income to average net assets[d]	1.27%	0.40%	0.42%	0.49%	0.67%	0.91%
Portfolio turnover rate[f]	7%	13%	12%	18%	14%	62%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012, August 31, 2011, August 31, 2010 and August 31, 2009 were 3%, 11%, 8%, 6%, 6%, and 8%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$13.60	$12.58	$13.78	$12.19	$10.94	$13.13

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.24	0.28	0.39	0.23	0.30
Net realized and unrealized gain (loss)[b]	0.71	1.05	(1.01)	1.49	1.23	(1.89)

Total from investment operations	0.69	1.29	(0.73)	1.88	1.46	(1.59)

Less distributions from:
Net investment income	(0.26)	(0.27)	(0.47)	(0.29)	(0.21)	(0.60)

Total distributions	(0.26)	(0.27)	(0.47)	(0.29)	(0.21)	(0.60)

Net asset value, end of period	$14.03	$13.60	$12.58	$13.78	$12.19	$10.94

Total return	5.11%[c]	10.30%	(4.80)%	15.24%	13.30%	(9.67)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,797,901	$2,641,997	$2,247,128	$2,857,512	$2,721,439	$3,035,331
Ratio of expenses to average net assets[d,e]	0.62%	0.61%	0.61%	0.59%	0.61%	0.65%
Ratio of net investment income (loss) to average net assets[d]	(0.33)%	1.80%	2.25%	2.64%	1.90%	3.18%
Portfolio turnover rate[f]	7%	21%	22%	23%	9%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012, August 31, 2011, August 31, 2010 and August 31, 2009 were 2%, 6%, 7%, 8%, 4% and 14%, respectively. See Note 4.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$67.73	$70.53	$66.27	$55.06	$36.87	$38.83

Income from investment operations:
Net investment income[a]	0.31	1.84	1.76	1.65	1.44	1.17
Net realized and unrealized gain (loss)[b]	1.41	(2.75)	4.37	11.10	17.95	(1.88)

Total from investment operations	1.72	(0.91)	6.13	12.75	19.39	(0.71)

Less distributions from:
Net investment income	(0.54)	(1.89)	(1.87)	(1.54)	(1.20)	(1.25)

Total distributions	(0.54)	(1.89)	(1.87)	(1.54)	(1.20)	(1.25)

Net asset value, end of period	$68.91	$67.73	$70.53	$66.27	$55.06	$36.87

Total return	2.52%[c]	(1.65)%	9.57%	23.33%	53.19%	(0.33)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$458,283	$541,873	$595,968	$632,840	$520,304	$94,021
Ratio of expenses to average net assets[d,e]	0.62%	0.61%	0.61%	0.59%	0.61%	0.65%
Ratio of net investment income to average net assets[d]	0.86%	2.22%	2.66%	2.56%	3.22%	4.00%
Portfolio turnover rate[f]	8%	24%	12%	22%	14%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified

iShares ETF	Diversification Classification
MSCI Singapore	Non-diversified
MSCI South Korea Capped	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Australia
Assets:
Common Stocks	$1,725,110,377	$—	$261	$1,725,110,638
Money Market Funds	1,828,538	—	—	1,828,538
Futures Contracts[a]	428,994	—	—	428,994

	$1,727,367,909	$—	$261	$1,727,368,170

MSCI Hong Kong
Assets:
Common Stocks	$2,186,321,656	$—	$—	$2,186,321,656
Money Market Funds	64,460,311	—	—	64,460,311
Futures Contracts[a]	123,869	—	—	123,869

	$2,250,905,836	$—	$—	$2,250,905,836

MSCI Japan Small-Cap
Assets:
Common Stocks	$130,900,366	$—	$—	$130,900,366
Money Market Funds	2,692,394	—	—	2,692,394

	$133,592,760	$—	$—	$133,592,760

MSCI Malaysia
Assets:
Common Stocks	$783,522,674	$—	$—	$783,522,674
Money Market Funds	67,740	—	—	67,740

	$783,590,414	$—	$—	$783,590,414

MSCI Pacific ex Japan
Assets:
Common Stocks	$2,798,143,214	$—	$373	$2,798,143,587
Money Market Funds	35,020,232	—	—	35,020,232

	$2,833,163,446	$—	$373	$2,833,163,819

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
MSCI Singapore
Assets:
Common Stocks	$977,980,263	$—		$—	$977,980,263
Money Market Funds	52,039,708	—		—	52,039,708
Liabilities:
Futures Contracts[a]	(15,063)	—		—	(15,063)

	$1,030,004,908	$—		$—	$1,030,004,908

MSCI South Korea Capped
Assets:
Common Stocks	$3,989,620,562	$—		$—	$3,989,620,562
Preferred Stocks	111,351,630	—		—	111,351,630
Money Market Funds	166,111,750	—		—	166,111,750

	$4,267,083,942	$—		$—	$4,267,083,942

MSCI Taiwan
Assets:
Common Stocks	$2,795,275,921	$—		$2	$2,795,275,923
Money Market Funds	214,218,479	—		—	214,218,479
Futures Contracts[a]	2,446	—		—	2,446

	$3,009,496,846	$—		$2	$3,009,496,848

MSCI Thailand Capped
Assets:
Common Stocks	$456,092,890	$—		$—	$456,092,890
Warrants	60,450	0	[b]	—	60,450
Money Market Funds	6,602,012	—		—	6,602,012

	$462,755,352	$0	[b]	$—	$462,755,352

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI Australia	$1,553,126
MSCI Hong Kong	58,028,244
MSCI Japan Small-Cap	2,497,146
MSCI Pacific ex Japan	33,060,660

iShares ETF	Market Value of Securities on Loan
MSCI Singapore	$49,119,632
MSCI South Korea Capped	155,395,514
MSCI Taiwan	197,896,450
MSCI Thailand Capped	5,445,522

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI South Korea Capped, iShares MSCI Taiwan and iShares MSCI Thailand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $141 billion
0.4287	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

(ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Australia	$6,090
MSCI Hong Kong	72,580
MSCI Japan Small-Cap	14,104
MSCI Pacific ex Japan	146,235

iShares ETF	Fees Paid to BTC
MSCI Singapore	$404,004
MSCI South Korea Capped	676,982
MSCI Taiwan	863,782
MSCI Thailand Capped	5,693

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2014, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan ETF in the amount of $113,579, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income – affiliated” in the Fund’s statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$68,942,356	$71,713,874
MSCI Hong Kong	61,590,985	47,430,712
MSCI Japan Small-Cap	10,267,308	6,090,173
MSCI Malaysia	57,037,060	119,185,711
MSCI Pacific ex Japan	139,219,552	153,464,816
MSCI Singapore	4,981,705	24,010,117
MSCI South Korea Capped	783,811,815	297,647,197
MSCI Taiwan	233,466,786	192,740,719
MSCI Thailand Capped	44,138,733	41,047,237

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$88,066,462	$349,540,551
MSCI Hong Kong	165,404,442	252,130,729
MSCI Japan Small-Cap	42,714,459	10,477,299
MSCI Pacific ex Japan	288,441,397	600,732,335
MSCI Singapore	17,158,499	182,881,134
MSCI Thailand Capped	174,901,010	267,824,525

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Australia	$61,564,683	$—	$7,066	$529,868	$24,006,125	$23,348,244	$12,127,364	$121,583,350
MSCI Hong Kong	132,365,884	425,440	2,899,247	3,185,408	29,235,556	114,836,904	34,565,959	317,514,398
MSCI Japan Small-Cap	590,294	—	—	—	131,718	541,322	203,697	1,467,031
MSCI Malaysia	—	—	—	—	29,674,200	—	—	29,674,200
MSCI Pacific ex Japan	136,545,276	—	—	—	66,207,828	104,799,503	36,600,987	344,153,594
MSCI Singapore	31,047,538	—	—	807,115	15,680,510	132,420,824	11,588,528	191,544,515
MSCI South Korea Capped	13,308,753	—	—	—	60,990,953	226,591,665	78,503,704	379,395,075
MSCI Taiwan	26,586,528	14,435,986	64,999,586	16,734,578	343,375,145	363,052,013	19,669,958	848,853,794
MSCI Thailand Capped	900,335	—	—	—	555,444	2,321,428	1,304,910	5,082,117

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,780,963,363	$178,031,752	$(232,055,939)	$(54,024,187)
MSCI Hong Kong	2,195,621,417	262,879,528	(207,718,978)	55,160,550
MSCI Japan Small-Cap	131,159,667	11,762,194	(9,329,101)	2,433,093
MSCI Malaysia	381,320,895	439,968,040	(37,698,521)	402,269,519
MSCI Pacific ex Japan	2,739,490,058	359,023,765	(265,350,004)	93,673,761
MSCI Singapore	1,057,808,537	77,377,495	(105,166,061)	(27,788,566)
MSCI South Korea Capped	3,017,095,071	1,792,702,702	(542,713,831)	1,249,988,871
MSCI Taiwan	2,125,906,842	1,173,701,494	(290,113,934)	883,587,560
MSCI Thailand Capped	592,956,848	3,459,569	(133,661,065)	(130,201,496)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of February 28, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Taiwan ETF
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$428,994	$123,869	$2,446

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
iShares MSCI Singapore ETF
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$(15,063)

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended February 28, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Equity contracts:
Futures contracts	$440,229	$(200,114)	$69,301	$1,311,746

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Equity contracts:
Futures contracts	$(277,380)	$230,847	$70,717	$(485,635)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2014:

	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Average number of contracts purchased	164	51	116	259
Average value of contracts purchased	$19,388,210	$7,543,152	$6,520,506	$7,327,740

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Australia	$0.368183	$—	$0.231891	$0.600074	61%	—%	39%	100%
MSCI Japan Small-Cap	0.374796	—	0.398420	0.773216	48	—	52	100
MSCI Malaysia	0.189489	—	0.067611	0.257100	74	—	26	100
MSCI Pacific ex Japan	0.695424	—	0.270261	0.965685	72	—	28	100
MSCI Singapore	0.070075	—	0.188853	0.258928	27	—	73	100
MSCI South Korea Capped	0.244213	—	0.653832	0.898045	27	—	73	100
MSCI Taiwan	0.237828	—	0.024159	0.261987	91	—	9	100

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-83-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Brazil Capped ETF | EWZ | NYSE Arca
➢	iShares MSCI Canada ETF | EWC | NYSE Arca
➢	iShares MSCI Chile Capped ETF | ECH | NYSE Arca
➢	iShares MSCI Colombia Capped ETF | ICOL | NYSE Arca
➢	iShares MSCI Israel Capped ETF | EIS | NYSE Arca
➢	iShares MSCI Mexico Capped ETF | EWW | NYSE Arca
➢	iShares MSCI South Africa ETF | EZA | NYSE Arca
➢	iShares MSCI Turkey ETF | TUR | NYSE Arca
➢	iShares MSCI USA ETF | EUSA | NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Brazil Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -2.28%, net of fees, while the total return for the Index was -1.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(23.56)%	(23.18)%	(23.17)%	(23.56)%	(23.18)%	(23.17)%
5 Years	7.08%	7.07%	7.63%	40.81%	40.73%	44.40%
10 Years	12.61%	12.55%	13.60%	227.83%	226.14%	257.84%

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.20	$3.04	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	27.79%
Consumer Staples	17.31
Materials	16.70
Energy	12.39
Utilities	6.34
Industrials	6.07
Consumer Discretionary	6.06
Telecommunication Services	3.37
Information Technology	3.30
Health Care	0.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

AMBEV SA	8.13%
Itau Unibanco Holding SA (Preferred)	8.04
Petroleo Brasileiro SA (Preferred)	5.87
Banco Bradesco SA (Preferred)	5.67
Vale SA Class A (Preferred)	5.43
Vale SA	4.04
Petroleo Brasileiro SA	3.76
BRF SA	3.39
Cielo SA	2.73
BM&F Bovespa SA	2.25

TOTAL	49.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CANADA ETF

Performance as of February 28, 2014

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 8.08%, net of fees, while the total return for the Index was 8.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.22%	5.92%	5.37%	5.22%	5.92%	5.37%
5 Years	16.26%	16.37%	16.53%	112.37%	113.44%	114.90%
10 Years	8.92%	8.88%	9.12%	134.96%	134.05%	139.25%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,080.80	$2.53	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	36.96%
Energy	25.50
Materials	12.45
Industrials	7.17
Consumer Discretionary	5.14
Health Care	4.14
Consumer Staples	3.44
Telecommunication Services	2.60
Information Technology	1.33
Utilities	1.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Royal Bank of Canada	7.10%
Toronto-Dominion Bank (The)	6.33
Bank of Nova Scotia	5.24
Suncor Energy Inc.	3.72
Canadian National Railway Co.	3.60
Valeant Pharmaceuticals International Inc.	3.43
Bank of Montreal	3.22
Canadian Natural Resources Ltd.	3.01
Manulife Financial Corp.	2.65
Canadian Imperial Bank of Commerce	2.54

TOTAL	40.84%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHILE CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Chile Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -7.38%, net of fees, while the total return for the Index was -7.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(32.76)%	(32.73)%	(32.56)%	(32.76)%	(32.73)%	(32.56)%
5 Years	7.43%	7.09%	8.47%	43.08%	40.84%	50.16%
Since Inception	(0.33)%	(0.42)%	0.36%	(2.04)%	(2.64)%	2.26%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$926.20	$2.96	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Utilities	24.59%
Financials	17.17
Consumer Staples	12.68
Materials	11.29
Consumer Discretionary	10.49
Industrials	10.44
Energy	9.02
Telecommunication Services	2.34
Information Technology	1.69
Health Care	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

S.A.C.I. Falabella SA	9.04%
Empresas Copec SA	9.02
Enersis SA	8.32
LATAM Airlines Group SA	7.35
Empresa Nacional de Electricidad SA	6.49
Cencosud SA	4.94
Banco Santander (Chile) SA	4.56
Banco de Chile	4.53
Sociedad Quimica y Minera de Chile SA Series B (Preferred)	4.50
Empresas CMPC SA	4.39

TOTAL	63.14%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI COLOMBIA CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Colombia Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -10.94%, net of fees, while the total return for the Index was -11.08%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(8.48)%	(8.32)%	(8.83)%

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$890.60	$2.86	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	35.32%
Energy	26.21
Utilities	15.49
Materials	9.33
Consumer Staples	8.36
Industrials	5.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Ecopetrol SA	16.80%
Bancolombia SA (Preferred)	7.50
Grupo de Inversiones Suramericana SA	6.71
Pacific Rubiales Energy Corp.	5.65
Avianca Holdings SA (Preferred)	5.29
Cemex Latam Holdings SA	4.93
Grupo Nutresa SA	4.44
Corporacion Financiera Colombiana SA NVS	4.39
Interconexion Electrica SA ESP	4.27
Isagen SA ESP	4.20

TOTAL	64.18%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Israel Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 18.89%, net of fees, while the total return for the Index was 19.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.36%	19.19%	18.46%	18.36%	19.19%	18.46%
5 Years	12.86%	13.74%	13.14%	83.07%	90.31%	85.36%
Since Inception	2.63%	2.82%	3.06%	16.67%	17.91%	19.58%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,188.90	$3.36	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	35.50%
Health Care	25.35
Materials	10.80
Telecommunication Services	7.26
Information Technology	6.54
Industrials	5.25
Energy	4.87
Consumer Staples	3.83
Consumer Discretionary	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Teva Pharmaceutical Industries Ltd.	23.74%
Bank Hapoalim BM	9.91
Bank Leumi le-Israel BM	8.26
Israel Chemicals Ltd.	6.49
Bezeq The Israel Telecommunication Corp. Ltd.	4.66
NICE Systems Ltd.	4.11
Mizrahi Tefahot Bank Ltd.	2.71
Delek Group Ltd. (The)	2.67
Israel Discount Bank Ltd. Class A	2.56
Israel Corp. Ltd. (The)	2.45

TOTAL	67.56%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI MEXICO CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Mexico Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -1.03%, net of fees, while the total return for the Index was -1.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.54)%	(13.74)%	(13.37)%	(13.54)%	(13.74)%	(13.37)%
5 Years	22.12%	22.20%	21.57%	171.65%	172.49%	165.50%
10 Years	13.57%	13.51%	13.30%	257.03%	255.12%	248.65%

Index performance through November 30, 2007 reflects the performance of the MSCI Mexico Index. Index performance beginning on December 1, 2007 through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$989.70	$2.42	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Staples	21.10%
Financials	20.13
Materials	17.20
Telecommunication Services	17.18
Industrials	12.88
Consumer Discretionary	10.29
Health Care	1.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

America Movil SAB de CV Series L	16.70%
Fomento Economico Mexicano SAB de CV BD Units	7.44
Grupo Financiero Banorte SAB de CV Series O	7.12
Grupo Televisa SAB de CV CPO	6.56
Cemex SAB de CV CPO	6.23
Wal-Mart de Mexico SAB de CV Series V	4.52
Grupo Mexico SAB de CV Series B	4.41
Alfa SAB de CV Series A	3.76
Grupo Financiero Inbursa SAB de CV Series O	3.17
Fibra Uno Administracion SA de CV	2.51

TOTAL	62.42%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA ETF

Performance as of February 28, 2014

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.78%, net of fees, while the total return for the Index was 8.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.04)%	(1.13)%	(0.40)%	(1.04)%	(1.13)%	(0.40)%
5 Years	18.59%	18.60%	19.41%	134.57%	134.66%	142.79%
10 Years	11.05%	10.89%	11.99%	185.14%	181.17%	210.32%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.80	$3.19	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*
Financials	25.10%
Consumer Discretionary	25.05
Telecommunication Services	12.63
Materials	12.01
Energy	10.81
Health Care	5.89
Consumer Staples	4.82
Industrials	3.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*
Naspers Ltd. Class N	17.22%
MTN Group Ltd.	11.14
Sasol Ltd.	10.12
Standard Bank Group Ltd.	5.02
FirstRand Ltd.	3.56
Sanlam Ltd.	3.17
Aspen Pharmacare Holdings Ltd.	3.14
Remgro Ltd.	3.00
AngloGold Ashanti Ltd.	2.57
Bidvest Group Ltd.	2.51

TOTAL	61.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI TURKEY ETF

Performance as of February 28, 2014

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -12.57%, net of fees, while the total return for the Index was -12.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(34.19)%	(34.06)%	(33.60)%	(34.19)%	(34.06)%	(33.60)%
5 Years	16.77%	16.62%	17.43%	117.10%	115.69%	123.27%
Since Inception	(0.72)%	(0.79)%	(0.30)%	(4.21)%	(4.59)%	(1.75)%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$874.30	$2.88	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	44.87%
Industrials	14.32
Consumer Staples	13.93
Telecommunication Services	8.59
Materials	7.31
Consumer Discretionary	6.20
Energy	3.92
Health Care	0.48
Utilities	0.28
Information Technology	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Turkiye Garanti Bankasi AS	10.39%
Akbank TAS	7.65
Turkcell Iletisim Hizmetleri AS	6.58
BIM Birlesik Magazalar AS	6.47
Turkiye Halk Bankasi AS	5.04
Turkiye Is Bankasi AS Class C	4.78
Haci Omer Sabanci Holding AS	4.74
KOC Holding AS	3.85
Turkiye Petrol Rafinerileri AS	3.62
Anadolu Efes Biracilik ve Malt Sanayii AS	3.58

TOTAL	56.70%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA ETF

Performance as of February 28, 2014

The iShares MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities, as represented by the MSCI USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 15.15%, net of fees, while the total return for the Index was 15.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.53%	25.77%	25.77%	25.53%	25.77%	25.77%
Since Inception	15.46%	15.49%	15.67%	73.20%	73.37%	74.39%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,151.50	$0.80	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Information Technology	18.94%
Financials	15.74
Health Care	13.51
Consumer Discretionary	13.04
Industrials	10.43
Energy	9.92
Consumer Staples	9.30
Materials	3.49
Utilities	3.05
Telecommunication Services	2.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Apple Inc.	2.70%
Exxon Mobil Corp.	2.40
Google Inc. Class A	1.92
Microsoft Corp.	1.74
Johnson & Johnson	1.48
General Electric Co.	1.47
Wells Fargo & Co.	1.33
Chevron Corp.	1.27
Procter & Gamble Co. (The)	1.22
J.P. Morgan Chase & Co.	1.22

TOTAL	16.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 59.45%

AEROSPACE & DEFENSE — 1.59%
Embraer SA	7,341,932	$65,844,810

		65,844,810
BEVERAGES — 8.09%
AMBEV SA	46,213,960	333,943,341

		333,943,341
CAPITAL MARKETS — 0.74%
CETIP SA — Mercados Organizados	2,839,926	30,393,044

		30,393,044
COMMERCIAL BANKS — 4.03%
Banco Bradesco SA	4,052,120	50,564,768
Banco do Brasil SA	7,161,697	63,461,955
Banco Santander (Brasil) SA Units	10,717,541	52,532,468

		166,559,191
DIVERSIFIED CONSUMER SERVICES — 2.47%
Anhanguera Educacional Participacoes SA	5,568,200	31,297,289
Estacio Participacoes SA	3,156,000	29,857,705
Kroton Educacional SA	2,181,800	40,815,351

		101,970,345
DIVERSIFIED FINANCIAL SERVICES — 2.24%
BM&F Bovespa SA	21,433,200	92,393,974

		92,393,974
ELECTRIC UTILITIES — 1.40%
Centrais Eletricas Brasileiras SA	4,172,899	8,931,719
CPFL Energia SA	3,452,700	24,831,061
EDP Energias do Brasil SA	3,839,000	14,675,629
Transmissora Alianca de Energia Eletrica SA	1,224,000	9,452,466

		57,890,875
FOOD & STAPLES RETAILING — 0.52%
Raia Drogasil SA	3,023,500	21,394,887

		21,394,887
FOOD PRODUCTS — 4.39%
BRF SA	7,572,250	139,127,128
JBS SA	8,598,722	27,607,198
M Dias Branco SA	412,300	14,455,210

		181,189,536

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.67%
Odontoprev SA	1,646,100	$6,038,988
Qualicorp SAa	2,387,900	21,711,899

		27,750,887
HOUSEHOLD DURABLES — 0.99%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,285,100	23,956,938
MRV Engenharia e Participacoes SA	4,891,047	17,001,413

		40,958,351
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.80%
Tractebel Energia SA	2,313,300	32,877,380

		32,877,380
INSURANCE — 2.65%
BB Seguridade Participacoes SA	6,761,600	67,442,329
Porto Seguro SA	1,806,800	25,121,945
Sul America SA Units	2,661,450	17,055,611

		109,619,885
IT SERVICES — 2.72%
Cielo SA	4,127,132	112,188,734

		112,188,734
MACHINERY — 0.80%
WEG SA	2,525,100	33,066,271

		33,066,271
METALS & MINING — 5.02%
Companhia Siderurgica Nacional SA	9,526,754	41,720,331
Vale SA	11,729,900	165,704,923

		207,425,254
MULTILINE RETAIL — 1.20%
Lojas Americanas SA	1,716,600	9,112,089
Lojas Renner SA	1,644,800	40,627,123

		49,739,212
OIL, GAS & CONSUMABLE FUELS — 6.48%
Cosan SA Industria e Comercio	1,785,190	26,510,377
Petroleo Brasileiro SA	27,757,744	154,354,920
Ultrapar Participacoes SA	3,894,900	86,951,642

		267,816,939
PAPER & FOREST PRODUCTS — 1.02%
Duratex SA	1,285,010	5,979,477
Fibria Celulose SAa	3,404,426	36,142,879

		42,122,356

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2014

Security	Shares	Value

PERSONAL PRODUCTS — 1.57%
Hypermarcas SA	4,988,100	$31,026,153
Natura Cosmeticos SA	2,297,200	33,936,803

		64,962,956
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.08%
BR Malls Participacoes SA	5,327,200	40,957,411
BR Properties SA	2,788,900	20,295,933
Multiplan Empreendimentos Imobiliarios SA	1,237,800	24,427,474

		85,680,818
ROAD & RAIL — 1.12%
ALL-America Latina Logistica SA	6,705,800	19,376,776
Localiza Rent A Car SA	2,026,240	27,028,099

		46,404,875
SOFTWARE — 0.56%
Totvs SA	1,682,100	23,301,693

		23,301,693
SPECIALTY RETAIL — 0.51%
Companhia Hering SA	1,970,300	21,001,914

		21,001,914
TOBACCO — 1.03%
Souza Cruz SA	4,898,900	42,655,662

		42,655,662
TRANSPORTATION INFRASTRUCTURE — 2.16%
CCR SA	10,762,300	74,082,955
EcoRodovias Infraestrutura e Logistica SA	2,822,800	14,923,622

		89,006,577
WATER UTILITIES — 1.32%
Companhia de Saneamento Basico do Estado de Sao Paulo	4,448,500	40,942,958
Companhia de Saneamento de Minas Gerais SA	952,400	13,576,593

		54,519,551
WIRELESS TELECOMMUNICATION SERVICES — 1.28%
TIM Participacoes SA	10,753,590	52,755,198

		52,755,198

TOTAL COMMON STOCKS
(Cost: $1,813,059,712)		2,455,434,516

Security	Shares	Value

PREFERRED STOCKS — 39.95%

CHEMICALS — 0.45%
Braskem SA Class A	2,723,236	$18,827,167

		18,827,167
COMMERCIAL BANKS — 15.88%
Banco Bradesco SA	19,917,536	232,854,413
Banco do Estado do Rio Grande do Sul SA Class B	2,970,010	14,494,056
Itau Unibanco Holding SA	24,701,310	330,231,982
Itausa-Investimentos Itau SA	21,585,341	78,450,148

		656,030,599
CONTAINERS & PACKAGING — 0.78%
Klabin SA	6,471,300	32,134,880

		32,134,880
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.07%
Oi SA	11,981,193	18,412,878
Telefonica Brasil SA	3,655,274	67,253,286

		85,666,164
ELECTRIC UTILITIES — 1.97%
Centrais Eletricas Brasileiras SA Class B	3,324,051	12,934,770
Companhia Energetica de Minas Gerais	8,920,590	51,285,757
Companhia Paranaense de Energia Class B	1,572,900	17,001,595

		81,222,122
FOOD & STAPLES RETAILING — 1.61%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,575,464	66,694,193

		66,694,193
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.82%
AES Tiete SA	1,653,600	12,317,055
Companhia Energetica de Sao Paulo Class B	2,223,670	21,418,054

		33,735,109
MACHINERY — 0.36%
Marcopolo SA	7,441,600	14,749,404

		14,749,404
METALS & MINING — 8.98%
Bradespar SA	3,184,900	29,054,032
Gerdau SA	10,520,446	65,032,209

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2014

Security	Shares	Value

Metalurgica Gerdau SA	3,829,290	$29,358,983
Usinas Siderurgicas de Minas Gerais SA Class A	5,881,800	24,599,823
Vale SA Class A	17,892,600	222,814,954

		370,860,001
MULTILINE RETAIL — 0.85%
Lojas Americanas SA	5,647,105	34,980,141

		34,980,141
OIL, GAS & CONSUMABLE FUELS — 5.84%
Petroleo Brasileiro SA	41,438,878	241,076,349

		241,076,349
PAPER & FOREST PRODUCTS — 0.34%
Suzano Papel e Celulose SA Class A	3,726,100	14,164,284

		14,164,284

TOTAL PREFERRED STOCKS
(Cost: $1,218,123,948)		1,650,140,413

RIGHTS — 0.01%

COMMERCIAL BANKS — 0.01%
Itausa-Investimentos Itau SAa	322,304	303,540

		303,540

TOTAL RIGHTS
(Cost: $0)		303,540

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[b,c]	664,005	664,005

		664,005

TOTAL SHORT-TERM INVESTMENTS
(Cost: $664,005)		664,005

TOTAL INVESTMENTS IN SECURITIES — 99.42% (Cost: $3,031,847,665)		4,106,542,474
Other Assets, Less Liabilities — 0.58%		23,962,787

NET ASSETS — 100.00%		$4,130,505,261

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.64%

AEROSPACE & DEFENSE — 0.62%
Bombardier Inc. Class B	3,342,079	$10,899,232
CAE Inc.	604,880	8,131,004

		19,030,236
AUTO COMPONENTS — 1.50%
Magna International Inc. Class A	517,514	46,082,800

		46,082,800
CAPITAL MARKETS — 0.74%
CI Financial Corp.	361,878	11,209,898
IGM Financial Inc.	233,534	11,390,307

		22,600,205
CHEMICALS — 3.67%
Agrium Inc.	334,486	30,818,219
Methanex Corp.	221,967	15,560,449
Potash Corp. of Saskatchewan Inc.	1,997,623	66,049,055

		112,427,723
COMMERCIAL BANKS — 25.32%
Bank of Montreal	1,490,599	98,219,695
Bank of Nova Scotia	2,798,265	160,066,977
Canadian Imperial Bank of Commerce	925,720	77,506,418
National Bank of Canada	754,269	30,281,146
Royal Bank of Canada	3,335,762	216,819,256
Toronto-Dominion Bank (The)	4,266,732	193,341,413

		776,234,905
COMMUNICATIONS EQUIPMENT — 0.36%
BlackBerry Ltd.[a,b]	1,096,164	10,942,330

		10,942,330
CONSTRUCTION & ENGINEERING — 0.51%
SNC-Lavalin Group Inc.	351,358	15,670,576

		15,670,576
DIVERSIFIED FINANCIAL SERVICES — 0.36%
Onex Corp.	209,338	11,157,633

		11,157,633
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.53%
BCE Inc.	592,251	25,841,929
Bell Aliant Inc.	173,570	4,192,838
TELUS Corp. NVS	477,764	16,931,823

		46,966,590

Security	Shares	Value

ELECTRIC UTILITIES — 0.44%
Fortis Inc.	491,269	$13,593,721

		13,593,721
FOOD & STAPLES RETAILING — 2.96%
Alimentation Couche-Tard Inc. Class B	321,907	25,375,676
Empire Co. Ltd. Class A	127,287	8,142,366
George Weston Ltd.	118,886	8,637,077
Loblaw Companies Ltd.[b]	260,886	10,768,220
Metro Inc. Class A	212,484	11,878,143
Shoppers Drug Mart Corp.	477,348	26,003,058

		90,804,540
FOOD PRODUCTS — 0.47%
Saputo Inc.	292,436	14,434,891

		14,434,891
HEALTH CARE PROVIDERS & SERVICES — 0.70%
Catamaran Corp.[a]	477,593	21,512,071

		21,512,071
HOTELS, RESTAURANTS & LEISURE — 0.60%
Tim Hortons Inc.	340,793	18,475,078

		18,475,078
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.23%
TransAlta Corp.	620,728	7,149,629

		7,149,629
INSURANCE — 7.74%
Fairfax Financial Holdings Ltd.	48,507	20,155,635
Great-West Lifeco Inc.	694,290	19,318,065
Industrial Alliance Insurance and Financial Services Inc.	229,331	9,558,997
Intact Financial Corp.	304,013	18,293,786
Manulife Financial Corp.	4,265,735	80,963,993
Power Corp. of Canada	808,953	22,135,766
Power Financial Corp.	576,476	18,149,138
Sun Life Financial Inc.	1,405,427	48,677,963

		237,253,343
IT SERVICES — 0.51%
CGI Group Inc. Class Aa,b	481,806	15,743,189

		15,743,189
MEDIA — 1.64%
Shaw Communications Inc. Class B	899,445	20,809,239
Thomson Reuters Corp.	861,538	29,575,359

		50,384,598

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2014

Security	Shares	Value

METALS & MINING — 8.74%
Agnico-Eagle Mines Ltd.	401,854	$12,898,390
Barrick Gold Corp.	2,696,166	54,948,738
Eldorado Gold Corp.	1,657,902	11,008,248
First Quantum Minerals Ltd.	1,299,165	25,209,869
Franco-Nevada Corp.	339,781	17,370,438
Goldcorp Inc.	1,879,844	50,555,993
Kinross Gold Corp.	2,647,799	13,825,627
New Gold Inc.[a,b]	1,165,586	7,128,612
Silver Wheaton Corp.	826,867	21,102,121
Teck Resources Ltd. Class B	1,311,789	29,187,735
Turquoise Hill Resources Ltd.[a,b]	1,862,942	7,118,880
Yamana Gold Inc.	1,743,099	17,447,524

		267,802,175
MULTI-UTILITIES — 0.59%
ATCO Ltd. Class I NVS	176,731	8,276,558
Canadian Utilities Ltd. Class A	277,723	9,832,390

		18,108,948
MULTILINE RETAIL — 0.92%
Canadian Tire Corp. Ltd. Class A NVS	177,778	16,036,075
Dollarama Inc.	155,681	12,144,229

		28,180,304
OIL, GAS & CONSUMABLE FUELS — 25.41%
AltaGas Ltd.	281,961	10,823,003
ARC Resources Ltd.	724,813	19,558,394
Athabasca Oil Corp.[a,b]	742,687	5,736,459
Baytex Energy Corp.	289,302	10,550,722
Cameco Corp.	915,205	22,165,993
Canadian Natural Resources Ltd.	2,513,103	91,992,352
Canadian Oil Sands Ltd.	1,121,387	21,385,320
Cenovus Energy Inc.	1,749,401	46,320,921
Crescent Point Energy Corp.	911,052	31,982,909
Enbridge Inc.	1,820,962	76,987,237
Encana Corp.	1,713,663	32,509,981
Enerplus Corp.	467,083	9,253,471
Husky Energy Inc.	796,329	24,221,869
Imperial Oil Ltd.	686,931	30,916,394
Inter Pipeline Ltd.	710,304	19,218,217
Keyera Corp.	181,991	10,980,784
MEG Energy Corp.[a]	334,526	10,311,240
Pacific Rubiales Energy Corp.	713,236	9,825,962
Pembina Pipeline Corp.	724,833	26,133,145
Pengrowth Energy Corp.	1,203,468	8,110,458

Security	Shares	Value

Penn West Petroleum Ltd.	1,129,838	$9,267,744
Peyto Exploration & Development Corp.	327,162	10,669,450
Suncor Energy Inc.	3,446,072	113,722,399
Talisman Energy Inc.	2,397,423	24,690,024
Tourmaline Oil Corp.[a]	372,438	17,061,594
TransCanada Corp.	1,636,847	72,071,839
Vermilion Energy Inc.	224,071	12,651,373

		779,119,254
PHARMACEUTICALS — 3.42%
Valeant Pharmaceuticals International Inc.[a]	734,271	104,845,634

		104,845,634
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.47%
H&R Real Estate Investment Trust	305,075	6,129,336
RioCan Real Estate Investment Trust	341,890	8,110,602

		14,239,938
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.20%
Brookfield Asset Management Inc. Class A	1,278,115	51,808,139
Brookfield Office Properties Inc.	642,747	12,274,874
First Capital Realty Inc.	216,707	3,476,866

		67,559,879
ROAD & RAIL — 5.66%
Canadian National Railway Co.	1,947,167	110,045,411
Canadian Pacific Railway Ltd.	405,000	63,569,944

		173,615,355
SOFTWARE — 0.46%
Open Text Corp.	273,510	13,950,381

		13,950,381
TEXTILES, APPAREL & LUXURY GOODS — 0.45%
Gildan Activewear Inc.	268,250	13,757,218

		13,757,218
TRADING COMPANIES & DISTRIBUTORS — 0.36%
Finning International Inc.	398,698	10,862,940

		10,862,940
WIRELESS TELECOMMUNICATION SERVICES — 1.06%
Rogers Communications Inc. Class B	840,523	32,498,653

		32,498,653

TOTAL COMMON STOCKS
(Cost: $3,341,695,509)		3,055,004,737

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	42,187,621	$42,187,621
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,211,674	2,211,674
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	303,832	303,832

		44,703,127

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,703,127)		44,703,127

TOTAL INVESTMENTS IN SECURITIES — 101.10%
(Cost: $3,386,398,636)		3,099,707,864
Other Assets, Less Liabilities — (1.10)%		(33,624,788)

NET ASSETS — 100.00%		$3,066,083,076

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
76	S&P/TSX 60 Index (Mar. 2014)	Montreal	$11,155,409	$652,534

See notes to financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 92.99%

AIRLINES — 7.31%
LATAM Airlines Group SA	1,343,245	$20,814,273

		20,814,273
BEVERAGES — 4.55%
Compania Cervecerias Unidas SA	730,109	8,264,899
Vina Concha y Toro SA	2,389,877	4,701,327

		12,966,226
COMMERCIAL BANKS — 14.94%
Banco de Chile	100,562,598	12,838,085
Banco de Credito e Inversiones	158,617	8,680,291
Banco Santander (Chile) SA	238,501,724	12,913,473
CorpBanca SA	680,545,881	8,097,686

		42,529,535
CONSTRUCTION & ENGINEERING — 1.26%
Besalco SA	1,791,099	1,619,534
SalfaCorp SA	2,041,814	1,974,206

		3,593,740
DIVERSIFIED FINANCIAL SERVICES — 0.64%
Inversiones la Construccion SA	137,041	1,818,592

		1,818,592
ELECTRIC UTILITIES — 9.42%
E.CL SA	2,460,536	3,269,513
Enersis SA	82,129,501	23,547,161

		26,816,674
FOOD & STAPLES RETAILING — 4.91%
Cencosud SA	4,586,052	13,976,258

		13,976,258
FOOD PRODUCTS — 1.15%
Empresas Aquachile SAa	2,647,533	1,399,794
Empresas Iansa SA	23,405,937	880,940
Multiexport Foods SAa	5,798,233	996,171

		3,276,905
HEALTH CARE PROVIDERS & SERVICES — 0.29%
Cruz Blanca Salud SA	999,444	815,042

		815,042
HOTELS, RESTAURANTS & LEISURE — 0.23%
Enjoy SA	5,999,448	643,756

		643,756
HOUSEHOLD DURABLES — 0.28%
Socovesa SA	3,620,774	785,213

		785,213

Security	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 11.79%
AES Gener SA	11,939,825	$6,252,436
Colbun SA	38,066,437	8,906,764
Empresa Nacional de Electricidad SA	13,533,852	18,387,148

		33,546,348
IT SERVICES — 1.69%
Sonda SA	2,436,081	4,798,768

		4,798,768
MARINE — 0.90%
Compania SudAmericana de Vapores SAa	52,894,263	2,564,346

		2,564,346
METALS & MINING — 2.02%
CAP SA	366,908	5,750,333

		5,750,333
MULTILINE RETAIL — 9.44%
Empresas Hites SA	1,488,374	832,223
Empresas la Polar SAa	7,130,138	466,052
S.A.C.I. Falabella SA	3,070,240	25,585,196

		26,883,471
OIL, GAS & CONSUMABLE FUELS — 8.98%
Empresas Copec SA	1,911,338	25,549,936

		25,549,936
PAPER & FOREST PRODUCTS — 4.73%
Empresas CMPC SA	5,159,872	12,442,028
Masisa SA	20,879,945	1,026,867

		13,468,895
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.48%
Parque Arauco SA	2,423,893	4,218,088

		4,218,088
TEXTILES, APPAREL & LUXURY GOODS — 0.48%
Forus SA	290,674	1,379,875

		1,379,875
TRANSPORTATION INFRASTRUCTURE — 0.91%
Sociedad Matriz SAAM SA	31,840,398	2,594,232

		2,594,232
WATER UTILITIES — 3.26%
Aguas Andinas SA Series A	10,230,577	6,268,476
Inversiones Aguas Metropolitanas SA	1,883,590	3,015,506

		9,283,982

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

February 28, 2014

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.33%
Empresa Nacional de Telecomunicaciones SA	573,951	$6,626,994

		6,626,994

TOTAL COMMON STOCKS
(Cost: $223,844,182)		264,701,482

PREFERRED STOCKS — 6.48%

BEVERAGES — 2.00%
Coca-Cola Embonor SA	751,310	1,432,183
Embotelladora Andina SA Class B	1,095,679	4,250,124

		5,682,307
CHEMICALS — 4.48%
Sociedad Quimica y Minera de Chile SA Series B	417,375	12,751,909

		12,751,909

TOTAL PREFERRED STOCKS
(Cost: $17,718,964)		18,434,216

RIGHTS — 0.02%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Parque Arauco SAa	405,000	52,190

		52,190

TOTAL RIGHTS
(Cost: $0)		52,190

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	977,105	977,105

		977,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $977,105)		977,105

Value
TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $242,540,251)	$284,164,993
Other Assets, Less Liabilities — 0.17%	473,892

NET ASSETS — 100.00%	$284,638,885

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 78.95%

COMMERCIAL BANKS — 7.10%
Banco de Bogota SA	13,020	$432,293
Bancolombia SA	56,760	668,107
Grupo Aval Acciones y Valores SA	208,263	122,062

		1,222,462
CONSTRUCTION MATERIALS — 9.02%
Cementos Argos SA	35,490	159,470
Cemex Latam Holdings SAa	106,575	848,457
Grupo Argos SA	59,745	545,086

		1,553,013
DIVERSIFIED FINANCIAL SERVICES — 12.85%
Bolsa de Valores de Colombia	31,254,315	303,773
Corporacion Financiera Colombiana SA NVS	43,665	754,106
Grupo de Inversiones Suramericana SA	71,250	1,154,644

		2,212,523
ELECTRIC UTILITIES — 12.16%
Celsia SA ESP	241,575	637,136
Interconexion Electrica SA ESP	197,730	733,961
Isagen SA ESP	499,875	722,670

		2,093,767
FOOD & STAPLES RETAILING — 3.91%
Almacenes Exito SA	54,720	674,028

		674,028
FOOD PRODUCTS — 4.43%
Grupo Nutresa SA	64,650	762,873

		762,873
GAS UTILITIES — 3.31%
Empresa de Energia de Bogota SA	827,460	569,840

		569,840
OIL, GAS & CONSUMABLE FUELS — 26.17%
Canacol Energy Ltd.[a]	101,160	646,101
Ecopetrol SA	1,689,871	2,888,739
Pacific Rubiales Energy Corp.	70,485	971,043

		4,505,883

TOTAL COMMON STOCKS
(Cost: $15,613,112)		13,594,389

Security	Shares	Value
PREFERRED STOCKS — 20.91%

AIRLINES — 5.28%
Avianca Holdings SA	439,980	$910,066

		910,066
COMMERCIAL BANKS — 13.45%
Banco Davivienda SA	60,975	717,721
Bancolombia SA	103,710	1,289,632
Grupo Aval Acciones y Valores SA	521,235	308,039

		2,315,392
CONSTRUCTION MATERIALS — 0.30%
Grupo Argos SA	5,640	51,732

		51,732
DIVERSIFIED FINANCIAL SERVICES — 1.88%
Grupo de Inversiones Suramericana SA	19,545	323,610

		323,610

TOTAL PREFERRED STOCKS
(Cost: $3,883,465)		3,600,800

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	7,457	7,457

		7,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,457)		7,457

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $19,504,034)		17,202,646
Other Assets, Less Liabilities — 0.10%		16,424

NET ASSETS — 100.00%		$17,219,070

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.32%
Elbit Systems Ltd.	51,969	$2,981,577

		2,981,577
BIOTECHNOLOGY — 0.73%
Kamada Ltd.[a]	55,335	940,509

		940,509
CHEMICALS — 10.60%
Frutarom	84,354	2,150,117
Israel Chemicals Ltd.	982,770	8,312,441
Israel Corp. Ltd. (The)[a]	5,916	3,139,708

		13,602,266
COMMERCIAL BANKS — 23.95%
Bank Hapoalim BM	2,335,494	12,689,445
Bank Leumi le-Israel BMa	2,772,258	10,579,529
First International Bank of Israel Ltd.	45,696	724,926
Israel Discount Bank Ltd. Class Aa	1,755,523	3,281,774
Mizrahi Tefahot Bank Ltd.	281,163	3,466,421
Union Bank of Israel[a]	0	1

		30,742,096
COMMUNICATIONS EQUIPMENT — 0.62%
Ituran Location and Control Ltd.	35,853	795,648

		795,648
CONSTRUCTION & ENGINEERING — 1.28%
Electra (Israel) Ltd.	3,621	554,505
Shikun & Binui Ltd.	453,084	1,091,871

		1,646,376
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.65%
Bezeq The Israel Telecommunication Corp. Ltd.	3,681,384	5,971,067

		5,971,067
ELECTRICAL EQUIPMENT — 0.67%
Ormat Industries Ltd.	116,688	861,506

		861,506
FOOD & STAPLES RETAILING — 1.14%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	13,770	793,174
Shufersal Ltd.	167,280	671,950

		1,465,124
FOOD PRODUCTS — 2.68%
Osem Investment Ltd.	86,496	1,935,884
Strauss Group Ltd.	83,589	1,502,936

		3,438,820

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.87%
Given Imaging Ltd.[a]	36,720	$1,110,733

		1,110,733
INDUSTRIAL CONGLOMERATES — 0.72%
Discount Investment Corp. Ltd. Registered[a]	56,967	469,587
Koor Industries Ltd.[a]	21,318	449,739

		919,326
INSURANCE — 3.39%
Clal Insurance Enterprises Holdings Ltd.	43,350	838,972
Harel Insurance Investments & Financial Services Ltd.	237,303	1,415,211
Menorah Mivtachim Holdings Ltd.	56,712	664,723
Migdal Insurance & Financial Holdings Ltd.	593,640	973,585
Phoenix Holdings Ltd.	125,410	463,129

		4,355,620
IT SERVICES — 0.34%
MATRIX IT Ltd.	74,001	429,652

		429,652
MACHINERY — 0.24%
Plasson Industries Ltd.	7,446	312,549

		312,549
OIL, GAS & CONSUMABLE FUELS — 4.86%
Delek Group Ltd. (The)	9,129	3,421,003
Naphtha Israel Petroleum Corp. Ltd.[a]	77,368	535,045
Oil Refineries Ltd.[a]	2,473,143	721,149
Paz Oil Co. Ltd.	10,200	1,566,959

		6,244,156
PAPER & FOREST PRODUCTS — 0.18%
Hadera Paper Ltd.[a]	4,437	233,443

		233,443
PHARMACEUTICALS — 23.69%
Teva Pharmaceutical Industries Ltd.	626,586	30,415,314

		30,415,314
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.08%
Africa Israel Investments Ltd.[a]	199,869	477,073
Africa Israel Properties Ltd.[a]	28,561	483,141
Airport City Ltd.[a]	74,409	761,637
AL-ROV (Israel) Ltd.[a]	9,180	345,854

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

February 28, 2014

Security	Shares	Value
Alony Hetz Properties & Investments Ltd.	159,732	$1,085,413
Alrov Properties and Lodgings Ltd.[a]	10,353	333,350
Amot Investments Ltd.	146,574	442,527
Bayside Land Corp. Ltd.	1,377	389,875
Gazit Globe Ltd.	175,287	2,267,637
Jerusalem Economy Ltd.	45,951	439,649
Jerusalem Oil Exploration Ltd.[a]	19,431	865,785
Melisron Ltd.	28,408	765,954
Nitsba Holdings (1995) Ltd.[a]	57,426	938,508
Norstar Holdings Inc.	18,870	529,621
Property & Building Corp. Ltd.	3,519	243,462

		10,369,486
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.34%
EZchip Semiconductor Ltd.[a]	63,546	1,725,412

		1,725,412
SOFTWARE — 4.23%
Babylon Ltd.[b]	68,493	162,997
NICE Systems Ltd.	128,673	5,260,919

		5,423,916
SPECIALTY RETAIL — 0.60%
Delek Automotive Systems Ltd.	73,032	768,901

		768,901
WIRELESS TELECOMMUNICATION SERVICES — 2.59%
Cellcom Israel Ltd.	123,216	1,556,914
Partner Communications Co. Ltd.[a,b]	192,423	1,773,751

		3,330,665

TOTAL COMMON STOCKS
(Cost: $136,447,518)		128,084,162

WARRANTS — 0.00%

INSURANCE — 0.00%
Clal Biotechnology Industries Ltd. (Expires 05/08/14)[a]	1	1

		1

TOTAL WARRANTS
(Cost: $0)		1

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	520,513	$520,513
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	27,288	27,288
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	171,322	171,322

		719,123

TOTAL SHORT-TERM INVESTMENTS
(Cost: $719,123)		719,123

TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $137,166,641)		128,803,286
Other Assets, Less Liabilities — (0.33)%		(426,668)

NET ASSETS — 100.00%		$128,376,618

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

AIRLINES — 0.42%
Grupo Aeromexico SAB de CVa,b	7,098,736	$10,462,452

		10,462,452
BEVERAGES — 9.63%
Arca Continental SAB de CV	5,348,429	28,054,088
Coca-Cola FEMSA SAB de CV Series L	2,745,358	26,621,842
Fomento Economico Mexicano SAB de CV BD Units	21,557,310	184,724,625

		239,400,555
BUILDING PRODUCTS — 0.05%
Corporacion Geo SAB de CV Series Ba,b	15,588,128	311,762
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	884,289

		1,196,051
CHEMICALS — 2.00%
Mexichem SAB de CV	15,225,174	49,626,877

		49,626,877
COMMERCIAL BANKS — 14.56%
Banregio Grupo Financiero SAB de CVb	3,647,700	19,045,129
Compartamos SAB de CV	17,656,706	30,049,429
Grupo Financiero Banorte SAB de CV Series O	27,192,478	176,632,794
Grupo Financiero Inbursa SAB de CV Series O	32,784,192	78,567,700
Grupo Financiero Santander Mexico SAB de CV Series B	26,074,050	57,564,998

		361,860,050
CONSTRUCTION & ENGINEERING — 2.38%
Empresas ICA SAB de CVa,b	10,952,288	17,903,395
Promotora y Operadora Infraestructura SAB de CVa	3,194,700	41,247,613

		59,151,008
CONSTRUCTION MATERIALS — 6.22%
Cemex SAB de CV CPO[a]	118,066,508	154,578,270

		154,578,270
CONTAINERS & PACKAGING — 0.34%
Bio Pappel SAB de CVa,b	4,012,600	8,543,732

		8,543,732

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.59%
Bolsa Mexicana de Valores SAB de CV	8,069,287	$14,598,042

		14,598,042
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.48%
Axtel SAB de CV CPO[a,b]	33,394,577	11,825,552

		11,825,552
FOOD & STAPLES RETAILING — 6.40%
Controladora Comercial Mexicana SAB de CV BC Units	6,907,455	27,615,738
Grupo Comercial Chedraui SAB de CVb	6,610,100	19,289,908
Wal-Mart de Mexico SAB de CV Series V	52,909,433	112,216,696

		159,122,342
FOOD PRODUCTS — 2.87%
Grupo Bimbo SAB de CV Series A	23,394,704	61,382,560
Grupo Herdez SAB de CVb	3,751,744	9,866,413

		71,248,973
HOTELS, RESTAURANTS & LEISURE — 1.05%
Alsea SAB de CVb	7,648,466	23,723,426
Hoteles City Express SAB de CVa	1,408,500	2,284,356

		26,007,782
HOUSEHOLD DURABLES — 0.40%
Consorcio ARA SAB de CVa,b	26,332,319	9,960,920

		9,960,920
HOUSEHOLD PRODUCTS — 2.17%
Kimberly-Clark de Mexico SAB de CV Series A	22,297,354	53,924,099

		53,924,099
INDUSTRIAL CONGLOMERATES — 5.58%
Alfa SAB de CV Series A	38,758,451	93,324,047
Grupo Carso SAB de CV Series A1	8,700,633	45,374,613

		138,698,660
MEDIA — 7.20%
Grupo Televisa SAB de CV CPO	27,686,597	162,846,964
TV Azteca SAB de CV CPO[b]	27,884,239	16,169,353

		179,016,317

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2014

Security	Shares	Value

METALS & MINING — 8.61%
Grupo Mexico SAB de CV Series B	35,598,386	$109,475,604
Grupo Simec SAB de CV Series Ba,b	3,294,654	12,833,584
Industrias CH SAB de CV Series Ba	3,588,683	21,996,662
Industrias Penoles SAB de CV	2,067,718	50,247,846
Minera Frisco SAB de CV Series A1[a]	11,457,603	19,482,056

		214,035,752
MULTILINE RETAIL — 1.63%
El Puerto de Liverpool SAB de CV Series C1	3,090,195	32,014,320
Grupo Famsa SAB de CV Series Aa,b	6,154,140	8,498,723

		40,513,043
PHARMACEUTICALS — 1.22%
Genomma Lab Internacional SAB de CV Series Ba,b	12,824,293	30,326,886

		30,326,886
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.31%
Concentradora Fibra Hotelera Mexicana SAB de CV	10,092,700	16,117,229
Fibra Shop Portafolios Inmobiliarios SAPI de CV	2,053,500	2,483,876
Fibra Uno Administracion SAB de CV	19,631,400	62,210,382
Macquarie Mexico Real Estate Management SA de CV	11,076,300	19,243,495
TF Administradora Industrial S de RL SAB de CV	3,479,200	6,977,183

		107,032,165
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.65%
Corporacion Inmobiliaria Vesta SAB de CVb	8,809,649	16,176,881

		16,176,881
TRANSPORTATION INFRASTRUCTURE — 4.43%
Grupo Aeroportuario del Centro Norte SAB de CVb	4,827,992	14,913,125
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,438,849	29,193,633
Grupo Aeroportuario del Sureste SAB de CV Series B	3,252,665	36,298,309

Security	Shares	Value
OHL Mexico SAB de CVa	11,809,800	$29,729,032

		110,134,099
WIRELESS TELECOMMUNICATION SERVICES — 16.68%
America Movil SAB de CV Series L	427,682,918	414,628,889

		414,628,889

TOTAL COMMON STOCKS
(Cost: $2,921,093,336)		2,482,069,397

SHORT-TERM INVESTMENTS — 3.62%

MONEY MARKET FUNDS — 3.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	84,641,170	84,641,170
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,437,290	4,437,290
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	907,532	907,532

		89,985,992

TOTAL SHORT-TERM INVESTMENTS
(Cost: $89,985,992)		89,985,992

TOTAL INVESTMENTS IN SECURITIES — 103.49%
(Cost: $3,011,079,328)		2,572,055,389
Other Assets, Less Liabilities — (3.49)%		(86,710,384)

NET ASSETS — 100.00%		$2,485,345,005

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

CAPITAL MARKETS — 0.68%
Investec Ltd.	417,963	$3,081,683

		3,081,683
COMMERCIAL BANKS — 7.97%
Barclays Africa Group Ltd.	557,786	6,884,991
Nedbank Group Ltd.	335,769	6,595,504
Standard Bank Group Ltd.	1,995,819	22,892,439

		36,372,934
CONSTRUCTION MATERIALS — 0.51%
PPC Ltd.	844,204	2,310,573

		2,310,573
CONTAINERS & PACKAGING — 0.73%
Nampak Ltd.	974,048	3,355,112

		3,355,112
DISTRIBUTORS — 1.07%
Imperial Holdings Ltd.	310,610	4,901,286

		4,901,286
DIVERSIFIED FINANCIAL SERVICES — 8.16%
African Bank Investments Ltd.[a]	2,250,005	2,136,528
FirstRand Ltd.	5,098,708	16,219,224
Remgro Ltd.	791,109	13,690,437
RMB Holdings Ltd.	1,161,319	5,176,434

		37,222,623
FOOD & STAPLES RETAILING — 3.48%
Massmart Holdings Ltd.	178,010	2,013,472
Pick n Pay Stores Ltd.	395,254	1,660,974
Shoprite Holdings Ltd.	703,803	9,230,504
SPAR Group Ltd. (The)	284,140	3,001,500

		15,906,450
FOOD PRODUCTS — 1.34%
Tiger Brands Ltd.	267,828	6,094,712

		6,094,712
HEALTH CARE PROVIDERS & SERVICES — 2.75%
Life Healthcare Group Holdings Ltd.	1,543,176	5,423,222
Mediclinic International Ltd.	611,004	3,823,557
Netcare Ltd.	1,575,179	3,306,750

		12,553,529
HOUSEHOLD DURABLES — 2.33%
Steinhoff International Holdings Ltd.	2,201,454	10,636,578

		10,636,578

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.90%
Bidvest Group Ltd.	485,388	$11,461,696
Reunert Ltd.	297,795	1,754,597

		13,216,293
INSURANCE — 5.87%
Discovery Ltd.	485,843	3,593,024
Liberty Holdings Ltd.	187,782	2,142,883
MMI Holdings Ltd.	1,804,175	3,844,585
Rand Merchant Insurance Holdings Ltd.	1,097,116	2,742,343
Sanlam Ltd.	2,935,164	14,454,831

		26,777,666
MEDIA — 17.21%
Naspers Ltd. Class N	649,585	78,541,020

		78,541,020
METALS & MINING — 10.13%
African Rainbow Minerals Ltd.	177,828	3,625,511
Anglo American Platinum Ltd.[a,b]	110,938	4,745,596
AngloGold Ashanti Ltd.	661,054	11,726,566
Assore Ltd.	57,260	2,309,750
Gold Fields Ltd.	1,265,387	4,819,232
Harmony Gold Mining Co. Ltd.	644,986	2,085,956
Impala Platinum Holdings Ltd.	883,794	9,379,525
Kumba Iron Ore Ltd.	132,473	5,495,377
Northam Platinum Ltd.[b]	524,049	2,059,753

		46,247,266
MULTILINE RETAIL — 1.63%
Woolworths Holdings Ltd.	1,252,579	7,448,949

		7,448,949
OIL, GAS & CONSUMABLE FUELS — 10.80%
Exxaro Resources Ltd.[a]	235,134	3,130,669
Sasol Ltd.	907,951	46,156,800

		49,287,469
PAPER & FOREST PRODUCTS — 0.62%
Sappi Ltd.[b]	888,593	2,849,818

		2,849,818
PHARMACEUTICALS — 3.13%
Aspen Pharmacare Holdings Ltd.	562,603	14,298,473

		14,298,473
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.42%
Growthpoint Properties Ltd.	3,021,133	6,609,410
Redefine Properties Ltd.	5,042,682	4,431,579

		11,040,989

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2014

Security	Shares	Value
SPECIALTY RETAIL — 2.78%
Foschini Group Ltd. (The)	314,054	$2,616,690
Mr. Price Group Ltd.	392,596	5,459,631
Truworths International Ltd.	723,596	4,627,835

		12,704,156
TRADING COMPANIES & DISTRIBUTORS — 0.79%
Barloworld Ltd.	360,449	3,609,272

		3,609,272
WIRELESS TELECOMMUNICATION SERVICES — 12.62%
MTN Group Ltd.	2,771,632	50,804,975
Vodacom Group Ltd.[a]	611,897	6,811,799

		57,616,774

TOTAL COMMON STOCKS
(Cost: $545,340,021)		456,073,625

SHORT-TERM INVESTMENTS — 2.95%

MONEY MARKET FUNDS — 2.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	12,546,712	12,546,712
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	657,758	657,758
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	262,660	262,660

		13,467,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,467,130)		13,467,130

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $558,807,151)		469,540,755
Other Assets, Less Liabilities — (2.87)%		(13,120,217)

NET ASSETS — 100.00%		$456,420,538

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

AIRLINES — 2.69%
Turk Hava Yollari AO	4,679,556	$13,961,857

		13,961,857
AUTO COMPONENTS — 0.13%
Goodyear Lastikleri Turk AS	30,010	687,179

		687,179
AUTOMOBILES — 2.00%
Ford Otomotiv Sanayi AS	594,600	5,270,894
Tofas Turk Otomobil Fabrikasi AS	1,059,857	5,118,109

		10,389,003
BEVERAGES — 5.59%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,756,346	18,555,755
Coca-Cola Icecek AS	538,453	10,425,294

		28,981,049
BUILDING PRODUCTS — 0.38%
Trakya Cam Sanayii ASa	2,099,955	1,951,985

		1,951,985
CAPITAL MARKETS — 0.09%
Is Yatirim Menkul Degerler AS	811,194	474,490

		474,490
CHEMICALS — 0.34%
Bagfas Bandirma Gubre Fabrikalari ASa	45,740	678,198
Gubre Fabrikalari TAS[a,b]	706,427	1,105,094

		1,783,292
COMMERCIAL BANKS — 34.07%
Akbank TAS	15,270,058	39,604,939
Albaraka Turk Katilim Bankasi ASb	2,676,522	1,832,569
Asya Katilim Bankasi ASa,b	4,196,893	2,264,579
Sekerbank TAS[a,b]	2,962,648	3,224,066
Tekstil Bankasi ASa,b	891,096	444,457
Turkiye Garanti Bankasi AS	19,596,949	53,848,514
Turkiye Halk Bankasi AS	5,302,043	26,084,686
Turkiye Is Bankasi AS Class C	13,364,017	24,784,089
Turkiye Sinai Kalkinma Bankasi ASa	4,946,975	3,880,596
Turkiye Vakiflar Bankasi TAO Class Da	6,364,477	9,523,340
Yapi ve Kredi Bankasi ASa	7,378,847	11,074,627

		176,566,462

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.10%
Nortel Networks Netas Telekomunikasyon ASa	219,268	$501,093

		501,093
CONSTRUCTION & ENGINEERING — 0.51%
Tekfen Holding ASa	1,257,225	2,645,109

		2,645,109
CONSTRUCTION MATERIALS — 1.66%
Adana Cimento Sanayii TAS Class A	481,428	798,960
Akcansa Cimento Sanayi ve TAS	405,142	1,974,824
Baticim Bati Anodolu Cimento Sanayii ASb	473,891	1,233,397
Cimsa Cimento Sanayi ve TAS	400,303	2,114,596
Goltas Goller Bolgesi Cimento Sanayi ve TAS	36,303	762,143
Konya Cimento Sanayii AS	8,135	885,282
Mardin Cimento Sanayii ve TAS	411,033	810,734

		8,579,936
CONSUMER FINANCE — 0.13%
Is Finansal Fabrikasi ASa,b	1,619,076	653,386

		653,386
CONTAINERS & PACKAGING — 0.32%
Anadolu Cam Sanayii ASa	1,228,205	941,174
Kartonsan Karton Sanayi ve TAS	7,166	713,221

		1,654,395
DISTRIBUTORS — 0.27%
Dogus Otomotiv Servis ve TAS[a]	464,909	1,395,528

		1,395,528
DIVERSIFIED FINANCIAL SERVICES — 4.74%
Haci Omer Sabanci Holding AS	6,922,679	24,578,116

		24,578,116
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.00%
Turk Telekomunikasyon AS	3,854,350	10,381,264

		10,381,264
FOOD & STAPLES RETAILING — 6.74%
BIM Birlesik Magazalar AS	1,801,800	33,496,780
Bizim Toptan Satis Magazalari AS	151,510	1,435,821

		34,932,601
FOOD PRODUCTS — 1.59%
Pinar Sut Mamulleri Sanayii AS	154,678	1,265,955
Tat Gida Sanayi ASb	518,172	495,757

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2014

Security	Shares	Value

Ulker Biskuvi Sanayi AS	1,162,303	$6,456,068

		8,217,780
GAS UTILITIES — 0.00%
Aygaz AS	1	3

		3
HEALTH CARE PROVIDERS & SERVICES — 0.22%
Selcuk Ecza Deposu Ticaret ve Sanayi ASa	1,319,191	1,148,475

		1,148,475
HOTELS, RESTAURANTS & LEISURE — 0.18%
Net Holding ASa	931,803	954,872

		954,872
HOUSEHOLD DURABLES — 2.30%
Arcelik AS	2,005,329	10,774,983
Vestel Beyaz Esya Sanayi ve TAS[b]	394,782	560,292
Vestel Elektronik Sanayi ve TAS[a,b]	849,273	600,738

		11,936,013
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.28%
Akenerji Elektrik Uretim ASa,b	1,855,776	841,469
Zorlu Enerji Elektrik Uretim ASa,b	1,478,383	630,126

		1,471,595
INDUSTRIAL CONGLOMERATES — 8.52%
Akfen Holding ASa	738,612	1,252,566
Alarko Holding AS	566,812	1,141,129
Dogan Sirketler Grubu Holding ASa,b	5,171,335	1,617,947
Eczacibasi Yatirim Holding Ortakligi ASa	235,242	541,865
Enka Insaat ve Sanayi AS	3,524,388	10,675,121
Ihlas Holding ASa,b	4,699,986	767,206
KOC Holding AS	5,377,086	19,944,031
Kombassan Holdings ASb	1,381,866	1,491,268
Turkiye Sise ve Cam Fabrikalari AS	3,995,302	4,094,215
Yazicilar Holding AS	339,177	2,652,944

		44,178,292
INSURANCE — 0.69%
Aksigorta AS	777,421	987,022
Anadolu Anonim Turk Sigorta Sirketi[b]	1,911,850	1,248,329
Anadolu Hayat Emeklilik ASa	592,181	1,358,681

		3,594,032

Security	Shares	Value

MACHINERY — 0.32%
Otokar Otomotiv ve Savunma Sanayi ASa	70,910	$1,655,874

		1,655,874
MEDIA — 0.56%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret ASa,b	920,372	801,267
Dogan Yayin Holding ASa,b	4,233,643	959,836
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa,b	42,232	576,396
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa,b	52,798	547,036

		2,884,535
METALS & MINING — 4.99%
Borusan Mannesmann Boru Sanayi ve TAS	359,893	900,793
Eregli Demir ve Celik Fabrikalari TAS	11,866,470	13,021,156
Izmir Demir Celik Sanayi ASa,b	794,283	875,174
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ab	1,228,445	1,219,867
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Bb	608,174	1,403,648
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	5,209,664	2,716,566
Koza Altin Isletmeleri AS	387,591	3,330,393
Koza Anadolu Metal Madencilik Isletmeleri ASb	1,483,966	1,513,976
Park Elektrik Uretim Madencilik Sanayi ve TAS[a,b]	443,102	890,062

		25,871,635
MULTILINE RETAIL — 0.16%
Boyner Buyuk Magazacilik ASa,b	312,196	843,696

		843,696
OIL, GAS & CONSUMABLE FUELS — 3.92%
Ipek Dogal Enerji Kaynaklari ve Uretim ASb	877,551	1,006,713
Turcas Petrolculuk ASa	567,764	576,672
Turkiye Petrol Rafinerileri AS	1,061,781	18,728,249

		20,311,634
PHARMACEUTICALS — 0.26%
EIS Eczacibasi Ilac Sanayi ve TAS[a]	1,382,088	1,334,836

		1,334,836

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2014

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.13%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	174,345	$1,383,440
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	399,334	872,762
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,723,472	18,081,895
Halk Gayrimenkul Yatrm Ortakligi ASa,b	1,699,871	863,270
Is Gayrimenkul Yatirim Ortakligi AS	2,393,196	1,378,144
Saf Gayrimenkul Yatirim Ortakligi ASa,b	1,503,188	790,649
Sinpas Gayrimenkul Yatirim Ortakligi AS	2,030,894	626,194
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,270,826	1,630,742
Vakif Gayrimenkul Yatirim Ortakligi ASa,b	178,465	934,647

		26,561,743
TEXTILES, APPAREL & LUXURY GOODS — 0.59%
Aksa Akrilik Kimya Sanayii AS	705,238	2,596,596
Ihlas Madencilik ASb	168,553	437,165

		3,033,761
TRANSPORTATION INFRASTRUCTURE — 1.89%
TAV Havalimanlari Holding AS	1,385,210	9,798,348

		9,798,348
WIRELESS TELECOMMUNICATION SERVICES — 6.58%
Turkcell Iletisim Hizmetleri ASa,b	6,526,113	34,089,427

		34,089,427

TOTAL COMMON STOCKS
(Cost: $731,842,950)		518,003,296

SHORT-TERM INVESTMENTS — 5.39%

MONEY MARKET FUNDS — 5.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	26,452,047	26,452,047
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,386,895	1,386,895

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	122,692	$122,692

		27,961,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,961,634)		27,961,634

TOTAL INVESTMENTS IN SECURITIES — 105.33%
(Cost: $759,804,584)		545,964,930
Other Assets, Less Liabilities — (5.33)%		(27,643,930)

NET ASSETS — 100.00%		$518,321,000

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 2.76%
B/E Aerospace Inc.[a]	790	$66,557
Boeing Co. (The)	5,798	747,478
General Dynamics Corp.	2,429	266,073
Honeywell International Inc.	6,063	572,590
L-3 Communications Holdings Inc.	726	83,780
Lockheed Martin Corp.	2,219	360,144
Northrop Grumman Corp.	1,711	207,082
Precision Castparts Corp.	1,174	302,751
Raytheon Co.	2,579	252,510
Rockwell Collins Inc.	1,040	85,842
Textron Inc.	2,277	90,397
TransDigm Group Inc.	400	71,256
United Technologies Corp.	7,077	828,151

		3,934,611
AIR FREIGHT & LOGISTICS — 0.71%
C.H. Robinson Worldwide Inc.	1,228	63,684
Expeditors International of Washington Inc.	1,693	66,890
FedEx Corp.	2,451	326,792
United Parcel Service Inc. Class B	5,800	555,466

		1,012,832
AIRLINES — 0.09%
Delta Air Lines Inc.	1,732	57,520
Southwest Airlines Co.	1,359	30,496
United Continental Holdings Inc.[a]	747	33,585

		121,601
AUTO COMPONENTS — 0.49%
Autoliv Inc.	772	74,375
BorgWarner Inc.	1,856	114,051
Delphi Automotive PLC	2,354	156,706
Johnson Controls Inc.	5,591	276,195
TRW Automotive Holdings Corp.[a]	919	75,652

		696,979
AUTOMOBILES — 0.78%
Ford Motor Co.	29,920	460,469
General Motors Co.[a]	9,880	357,656
Harley-Davidson Inc.	1,807	119,370
Tesla Motors Inc.[a,b]	699	171,122

		1,108,617
BEVERAGES — 2.00%
Beam Inc.	1,189	98,639

Security	Shares	Value
Brown-Forman Corp. Class B NVS	993	$83,213
Coca-Cola Co. (The)	32,264	1,232,485
Coca-Cola Enterprises Inc.	1,999	94,113
Constellation Brands Inc. Class Aa	1,353	109,634
Dr Pepper Snapple Group Inc.	1,643	85,617
Molson Coors Brewing Co. Class B NVS	1,244	70,697
Monster Beverage Corp.[a]	1,172	86,728
PepsiCo Inc.	12,436	995,750

		2,856,876
BIOTECHNOLOGY — 2.66%
Alexion Pharmaceuticals Inc.[a]	1,594	281,819
Amgen Inc.	6,120	759,002
Biogen Idec Inc.[a]	1,914	652,062
BioMarin Pharmaceutical Inc.[a]	1,172	94,932
Celgene Corp.[a]	3,346	537,869
Gilead Sciences Inc.[a]	12,443	1,030,156
Pharmacyclics Inc.[a]	510	70,717
Regeneron Pharmaceuticals Inc.[a]	629	209,143
Vertex Pharmaceuticals Inc.[a]	1,885	152,421

		3,788,121
BUILDING PRODUCTS — 0.05%
Masco Corp.	2,923	68,252

		68,252
CAPITAL MARKETS — 2.20%
Affiliated Managers Group Inc.[a]	438	82,366
Ameriprise Financial Inc.	1,572	171,332
Bank of New York Mellon Corp. (The)	9,352	299,264
BlackRock Inc.[c]	1,087	331,361
Charles Schwab Corp. (The)	9,415	249,592
Eaton Vance Corp. NVS	984	37,235
Franklin Resources Inc.	3,309	176,204
Goldman Sachs Group Inc. (The)	3,494	581,576
Invesco Ltd.	3,597	123,377
Legg Mason Inc.	889	40,859
Morgan Stanley	11,875	365,750
Northern Trust Corp.	1,845	114,113
Raymond James Financial Inc.	1,031	54,416
SEI Investments Co.	1,194	40,083
State Street Corp.	3,539	232,406
T. Rowe Price Group Inc.	2,128	172,730
TD Ameritrade Holding Corp.	1,768	59,104

		3,131,768

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
CHEMICALS — 2.61%
Air Products and Chemicals Inc.	1,705	$206,851
Airgas Inc.	530	57,134
Albemarle Corp.	673	44,411
Ashland Inc.	596	56,245
Celanese Corp. Series A	1,300	69,407
CF Industries Holdings Inc.	463	116,167
Dow Chemical Co. (The)	9,843	479,453
E.I. du Pont de Nemours and Co.	7,515	500,649
Eastman Chemical Co.	1,241	108,501
Ecolab Inc.	2,207	237,804
FMC Corp.	1,068	82,428
International Flavors & Fragrances Inc.	669	62,745
LyondellBasell Industries NV Class A	3,810	335,585
Monsanto Co.	4,267	469,455
Mosaic Co. (The)	2,407	117,606
PPG Industries Inc.	1,156	228,680
Praxair Inc.	2,387	311,193
Sherwin-Williams Co. (The)	696	139,534
Sigma-Aldrich Corp.	971	91,672

		3,715,520
COMMERCIAL BANKS — 2.73%
BB&T Corp.	5,730	216,594
CIT Group Inc.	1,544	75,162
Comerica Inc.	1,499	72,222
Fifth Third Bancorp	7,161	155,358
First Republic Bank	744	38,666
KeyCorp	7,175	94,495
M&T Bank Corp.[b]	957	111,577
PNC Financial Services Group Inc. (The)[c]	4,335	354,516
Regions Financial Corp.	11,142	118,551
SunTrust Banks Inc.	4,365	164,473
U.S. Bancorp	14,803	608,995
Wells Fargo & Co.	40,612	1,885,209

		3,895,818
COMMERCIAL SERVICES & SUPPLIES — 0.42%
ADT Corp. (The)	1,529	46,955
Cintas Corp.	845	51,258
Iron Mountain Inc.	1,159	31,525
Republic Services Inc.	2,349	80,124
Stericycle Inc.[a]	693	79,002
Tyco International Ltd.	3,783	159,567

Security	Shares	Value
Waste Management Inc.	3,626	$150,479

		598,910
COMMUNICATIONS EQUIPMENT — 1.65%
Cisco Systems Inc.	43,388	945,858
F5 Networks Inc.[a]	615	69,089
Harris Corp.	886	65,405
Juniper Networks Inc.[a]	4,052	108,350
Motorola Solutions Inc.	1,888	124,986
QUALCOMM Inc.	13,711	1,032,301

		2,345,989
COMPUTERS & PERIPHERALS — 3.71%
Apple Inc.	7,302	3,842,604
EMC Corp.	16,697	440,300
Hewlett-Packard Co.	15,590	465,829
NetApp Inc.	2,768	111,855
SanDisk Corp.	1,833	136,192
Seagate Technology PLC	2,670	139,347
Western Digital Corp.	1,740	151,363

		5,287,490
CONSTRUCTION & ENGINEERING — 0.23%
Chicago Bridge & Iron Co. NV	788	66,342
Fluor Corp.	1,315	102,162
Jacobs Engineering Group Inc.[a]	1,052	63,804
KBR Inc.	1,194	32,978
Quanta Services Inc.[a]	1,690	59,505

		324,791
CONSTRUCTION MATERIALS — 0.08%
Martin Marietta Materials Inc.	378	46,108
Vulcan Materials Co.	1,047	71,123

		117,231
CONSUMER FINANCE — 0.96%
American Express Co.	7,821	713,901
Capital One Financial Corp.	4,678	343,505
Discover Financial Services	3,886	222,979
SLM Corp.	3,521	84,293

		1,364,678
CONTAINERS & PACKAGING — 0.25%
Avery Dennison Corp.	754	37,564
Ball Corp.	1,118	62,116
Crown Holdings Inc.[a]	1,102	49,612
MeadWestvaco Corp.	1,464	54,798
Owens-Illinois Inc.[a]	1,265	42,909
Rock-Tenn Co. Class A	575	64,181

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
Sealed Air Corp.	1,502	$51,128

		362,308
DISTRIBUTORS — 0.13%
Genuine Parts Co.	1,253	110,377
LKQ Corp.[a]	2,490	69,446

		179,823
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	2,199	69,576

		69,576
DIVERSIFIED FINANCIAL SERVICES — 4.34%
Bank of America Corp.	86,557	1,430,787
Berkshire Hathaway Inc. Class Ba	9,018	1,044,104
Citigroup Inc.	24,589	1,195,763
CME Group Inc.	2,596	191,637
IntercontinentalExchange Group Inc.	934	195,056
J.P. Morgan Chase & Co.	30,507	1,733,408
Leucadia National Corp.	2,522	70,465
McGraw Hill Financial Inc.	2,075	165,294
Moody’s Corp.	1,585	125,215
NASDAQ OMX Group Inc. (The)	933	35,818

		6,187,547
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.27%
AT&T Inc.	42,751	1,365,039
CenturyLink Inc.	4,780	149,423
Frontier Communications Corp.	8,104	39,547
Level 3 Communications Inc.[a]	1,239	45,620
Verizon Communications Inc.	33,553	1,596,452
Windstream Holdings Inc.	4,777	38,312

		3,234,393
ELECTRIC UTILITIES — 1.63%
American Electric Power Co. Inc.	3,974	199,495
Duke Energy Corp.	5,747	407,347
Edison International	2,522	132,077
Entergy Corp.	1,465	93,496
Exelon Corp.	6,987	212,475
FirstEnergy Corp.	3,389	104,314
NextEra Energy Inc.	3,530	322,607
Northeast Utilities	2,545	113,125
OGE Energy Corp.	1,596	57,456
Pepco Holdings Inc.	2,025	41,290
Pinnacle West Capital Corp.	886	49,306
PPL Corp.	5,149	166,261
Southern Co. (The)	7,154	302,972

Security	Shares	Value
Xcel Energy Inc.	4,059	$122,947

		2,325,168
ELECTRICAL EQUIPMENT — 0.75%
AMETEK Inc.	1,966	104,670
Eaton Corp. PLC	3,865	288,754
Emerson Electric Co.	5,711	372,700
Rockwell Automation Inc.	1,129	138,686
Roper Industries Inc.	808	109,581
Sensata Technologies Holding NVa	1,186	48,199

		1,062,590
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Amphenol Corp. Class A	1,274	112,137
Arrow Electronics Inc.[a]	819	46,380
Avnet Inc.	1,106	48,144
Corning Inc.	11,715	225,748
Flextronics International Ltd.[a]	5,079	45,457
FLIR Systems Inc.	1,137	38,817
TE Connectivity Ltd.	3,320	194,486
Trimble Navigation Ltd.[a]	2,118	80,802

		791,971
ENERGY EQUIPMENT & SERVICES — 1.92%
Baker Hughes Inc.	3,606	228,188
Cameron International Corp.[a]	1,929	123,572
Core Laboratories NV	369	69,390
Diamond Offshore Drilling Inc.	563	26,630
Ensco PLC Class A	1,883	99,159
FMC Technologies Inc.[a]	1,933	97,114
Halliburton Co.	6,860	391,020
Helmerich & Payne Inc.	860	84,925
Nabors Industries Ltd.	2,344	53,959
National Oilwell Varco Inc.	3,457	266,327
Nobel Corp. PLC	2,048	63,590
Oceaneering International Inc.	883	63,205
Rowan Companies PLC Class Aa	1,012	33,760
Schlumberger Ltd.	10,671	992,403
Superior Energy Services Inc.	1,280	37,875
Weatherford International Ltd.[a,b]	6,286	104,788

		2,735,905
FOOD & STAPLES RETAILING — 2.23%
Costco Wholesale Corp.	3,556	415,341
CVS Caremark Corp.	9,661	706,605
Kroger Co. (The)	4,007	168,054
Safeway Inc.	2,033	76,136

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
Sysco Corp.	4,757	$171,347
Wal-Mart Stores Inc.	13,209	986,712
Walgreen Co.	7,321	497,462
Whole Foods Market Inc.	2,897	156,583

		3,178,240
FOOD PRODUCTS — 1.59%
Archer-Daniels-Midland Co.	5,325	216,195
Bunge Ltd.	1,180	93,940
Campbell Soup Co.	1,670	72,328
ConAgra Foods Inc.	3,440	97,696
General Mills Inc.	5,161	258,205
Green Mountain Coffee Roasters Inc.	1,017	111,646
Hershey Co. (The)	1,245	131,746
Hormel Foods Corp.	1,173	55,659
J.M. Smucker Co. (The)	858	85,809
Kellogg Co.	2,067	125,446
Kraft Foods Group Inc.	4,856	268,391
McCormick & Co. Inc. NVS	968	64,275
Mead Johnson Nutrition Co. Class A	1,652	134,721
Mondelez International Inc. Class A	13,518	460,017
Tyson Foods Inc. Class A	2,199	86,750

		2,262,824
GAS UTILITIES — 0.07%
ONEOK Inc.	1,685	99,651

		99,651
HEALTH CARE EQUIPMENT & SUPPLIES — 2.06%
Abbott Laboratories	12,568	499,955
Baxter International Inc.	4,426	307,607
Becton, Dickinson and Co.	1,566	180,434
Boston Scientific Corp.[a]	10,897	142,751
C.R. Bard Inc.	606	87,361
CareFusion Corp.[a]	1,741	70,563
Covidien PLC	3,671	264,128
DENTSPLY International Inc.	1,148	52,096
Edwards Lifesciences Corp.[a]	893	62,296
Hologic Inc.[a]	2,164	47,132
Intuitive Surgical Inc.[a]	309	137,452
Medtronic Inc.	8,093	479,591
ResMed Inc.[b]	1,169	51,459
St. Jude Medical Inc.	2,368	159,414
Stryker Corp.	2,463	197,631
Varian Medical Systems Inc.[a]	849	71,172
Zimmer Holdings Inc.	1,378	129,312

		2,940,354

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.18%
Aetna Inc.	2,973	$216,167
AmerisourceBergen Corp.	1,877	127,354
Cardinal Health Inc.	2,760	197,423
Cigna Corp.	2,242	178,441
DaVita HealthCare Partners Inc.[a]	1,480	101,720
Express Scripts Holding Co.[a]	6,538	492,377
HCA Holdings Inc.[a]	2,547	130,406
Henry Schein Inc.[a]	688	81,899
Humana Inc.	1,256	141,250
Laboratory Corp. of America Holdings[a]	708	66,226
McKesson Corp.	1,864	330,021
Omnicare Inc.	844	49,712
Patterson Companies Inc.	706	29,059
Quest Diagnostics Inc.	1,178	62,434
UnitedHealth Group Inc.	8,169	631,219
Universal Health Services Inc. Class B	743	59,648
WellPoint Inc.	2,383	215,876

		3,111,232
HEALTH CARE TECHNOLOGY — 0.11%
Cerner Corp.[a,b]	2,519	154,591

		154,591
HOTELS, RESTAURANTS & LEISURE — 1.91%
Carnival Corp.	3,115	123,541
Chipotle Mexican Grill Inc.[a]	252	142,433
Darden Restaurants Inc.	1,037	52,949
International Game Technology	1,966	29,667
Las Vegas Sands Corp.	3,332	284,053
Marriott International Inc. Class A	1,938	105,098
McDonald’s Corp.	8,086	769,383
MGM Resorts International[a]	3,185	87,747
Royal Caribbean Cruises Ltd.	1,244	65,845
Starbucks Corp.	6,119	434,204
Starwood Hotels & Resorts Worldwide Inc.	1,560	128,638
Wyndham Worldwide Corp.	1,048	76,378
Wynn Resorts Ltd.	659	159,801
Yum! Brands Inc.	3,631	268,984

		2,728,721
HOUSEHOLD DURABLES — 0.39%
D.R. Horton Inc.	2,377	58,379
Garmin Ltd.	960	51,514

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
Leggett & Platt Inc.	1,150	$36,858
Lennar Corp. Class A	1,300	57,044
Mohawk Industries Inc.[a]	506	71,614
Newell Rubbermaid Inc.	2,331	74,848
PulteGroup Inc.	2,806	58,898
Toll Brothers Inc.[a]	1,395	54,419
Whirlpool Corp.	632	91,406

		554,980
HOUSEHOLD PRODUCTS — 1.94%
Church & Dwight Co. Inc.	1,133	77,021
Clorox Co. (The)	1,029	89,811
Colgate-Palmolive Co.	7,502	471,351
Energizer Holdings Inc.	504	49,060
Kimberly-Clark Corp.	3,098	341,864
Procter & Gamble Co. (The)	22,059	1,735,161

		2,764,268
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.14%
AES Corp. (The)	5,590	76,303
Calpine Corp.[a]	2,863	54,540
NRG Energy Inc.	2,611	75,902

		206,745
INDUSTRIAL CONGLOMERATES — 2.22%
3M Co.	5,191	699,383
Danaher Corp.	4,822	368,835
General Electric Co.	82,106	2,091,240

		3,159,458
INSURANCE — 2.90%
ACE Ltd.	2,751	269,240
Aflac Inc.	3,801	243,568
Alleghany Corp.[a]	136	52,428
Allstate Corp. (The)	3,690	200,219
American International Group Inc.	11,344	564,591
Aon PLC	2,320	198,592
Arch Capital Group Ltd.[a]	1,102	61,844
Assurant Inc.	601	39,444
Axis Capital Holdings Ltd.	834	36,671
Chubb Corp. (The)	1,996	174,610
Cincinnati Financial Corp.	1,246	58,413
Everest Re Group Ltd.	388	57,905
Fidelity National Financial Inc. Class A	1,994	65,922
Hartford Financial Services Group Inc. (The)	3,439	121,018

Security	Shares	Value
Lincoln National Corp.	2,103	$105,423
Loews Corp.	2,661	115,700
Marsh & McLennan Companies Inc.	4,459	214,746
MetLife Inc.	7,731	391,730
PartnerRe Ltd.	386	38,168
Principal Financial Group Inc.	2,381	107,978
Progressive Corp. (The)	4,654	113,977
Prudential Financial Inc.	3,744	316,668
RenaissanceRe Holdings Ltd.[b]	358	34,193
Torchmark Corp.	742	57,512
Travelers Companies Inc. (The)	2,954	247,663
Unum Group	2,145	74,603
W.R. Berkley Corp.	941	38,807
Willis Group Holdings PLC	1,381	56,842
XL Group PLC	2,260	68,704

		4,127,179
INTERNET & CATALOG RETAIL — 1.48%
Amazon.com Inc.[a]	2,971	1,075,799
Expedia Inc.	852	66,908
Liberty Interactive Corp. Series Aa	3,888	113,530
Netflix Inc.[a]	434	193,403
Priceline.com Inc.[a]	419	565,164
TripAdvisor Inc.[a]	931	93,323

		2,108,127
INTERNET SOFTWARE & SERVICES — 3.54%
Akamai Technologies Inc.[a]	1,447	88,455
eBay Inc.[a]	9,474	556,787
Equinix Inc.[a]	404	76,744
Facebook Inc. Class Aa	14,962	1,024,299
Google Inc. Class Aa	2,245	2,729,134
LinkedIn Corp. Class Aa	825	168,333
Rackspace Hosting Inc.[a]	957	35,189
VeriSign Inc.[a,b]	1,111	61,227
Yahoo! Inc.[a]	7,838	303,095

		5,043,263
IT SERVICES — 3.50%
Accenture PLC Class A	5,158	429,919
Alliance Data Systems Corp.[a]	400	114,044
Automatic Data Processing Inc.	3,899	303,264
Cognizant Technology Solutions Corp. Class Aa	2,451	255,051
Computer Sciences Corp.	1,218	76,978
Fidelity National Information Services Inc.	2,385	132,630
Fiserv Inc.[a]	2,114	122,718

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
FleetCor Technologies Inc.[a]	564	$73,280
International Business Machines Corp.	8,372	1,550,243
Leidos Holdings Inc.	602	26,885
MasterCard Inc. Class A	8,448	656,579
Paychex Inc.	2,637	110,121
Teradata Corp.[a]	1,320	60,614
Total System Services Inc.	1,386	42,218
Vantiv Inc. Class Aa,b	1,010	32,148
Visa Inc. Class A	4,106	927,710
Western Union Co.	4,478	74,917

		4,989,319
LEISURE EQUIPMENT & PRODUCTS — 0.16%
Hasbro Inc.	957	52,788
Mattel Inc.	2,711	101,147
Polaris Industries Inc.	531	71,170

		225,105
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Agilent Technologies Inc.	2,690	153,142
Illumina Inc.[a]	1,025	175,777
Mettler-Toledo International Inc.[a]	234	57,508
Thermo Fisher Scientific Inc.	2,941	366,272
Waters Corp.[a]	704	78,426

		831,125
MACHINERY — 1.71%
AGCO Corp.	789	41,407
Caterpillar Inc.	5,164	500,753
Cummins Inc.	1,436	209,541
Deere & Co.	2,950	253,493
Dover Corp.	1,386	130,700
Flowserve Corp.	1,136	92,255
Illinois Tool Works Inc.	3,404	280,830
Ingersoll-Rand PLC	2,352	143,801
Joy Global Inc.	861	47,355
PACCAR Inc.	2,895	190,607
Pall Corp.	883	75,938
Parker Hannifin Corp.	1,212	146,107
Pentair Ltd. Registered	1,616	130,589
SPX Corp.	337	36,288
Stanley Black & Decker Inc.	1,195	99,233
Xylem Inc.	1,513	59,536

		2,438,433
MEDIA — 3.90%
Cablevision NY Group Class A	1,518	26,717

Security	Shares	Value
CBS Corp. Class B NVS	4,549	$305,147
Charter Communications Inc. Class Aa	516	65,413
Comcast Corp. Class A	17,335	896,046
Comcast Corp. Class A Special NVS	3,811	190,150
DIRECTV[a]	4,052	314,435
Discovery Communications Inc. Series Aa	1,203	100,234
Discovery Communications Inc. Series C NVS[a]	684	52,757
DISH Network Corp. Class Aa	1,773	104,323
Interpublic Group of Companies Inc. (The)	3,339	59,167
Liberty Global PLC Series Aa	1,697	146,875
Liberty Global PLC Series C NVS[a,b]	1,320	111,751
Liberty Media Corp.[a]	804	110,277
News Corp. Class A NVS[a]	3,090	56,640
Omnicom Group Inc.	2,096	158,625
Scripps Networks Interactive Inc. Class A	671	54,512
Sirius XM Holdings Inc.[a]	24,438	88,221
Time Warner Cable Inc.	2,287	320,981
Time Warner Inc.	7,342	492,869
Twenty-First Century Fox Inc. Class A	12,037	403,721
Twenty-First Century Fox Inc. Class B	3,568	116,067
Viacom Inc. Class B NVS	3,207	281,350
Walt Disney Co. (The)	13,549	1,094,895

		5,551,173
METALS & MINING — 0.42%
Alcoa Inc.	8,659	101,657
Freeport-McMoRan Copper & Gold Inc.	8,392	273,747
Newmont Mining Corp.	4,027	93,668
Nucor Corp.	2,584	129,820

		598,892
MULTI-UTILITIES — 1.15%
Alliant Energy Corp.	893	48,436
Ameren Corp.	1,963	79,325
CenterPoint Energy Inc.	3,304	78,140
CMS Energy Corp.	2,159	61,380
Consolidated Edison Inc.	2,380	133,399
Dominion Resources Inc.	4,722	327,707
DTE Energy Co.	1,434	102,904

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
Integrys Energy Group Inc.	634	$36,309
MDU Resources Group Inc.	1,454	49,378
NiSource Inc.	2,578	89,766
PG&E Corp.	3,674	161,876
Public Service Enterprise Group Inc.	4,101	150,343
SCANA Corp.	1,092	54,054
Sempra Energy	1,878	177,415
Wisconsin Energy Corp.	1,873	82,337

		1,632,769
MULTILINE RETAIL — 0.67%
Dollar General Corp.[a]	2,484	148,792
Dollar Tree Inc.[a]	1,688	92,452
Family Dollar Stores Inc.	847	55,478
Kohl’s Corp.	1,664	93,500
Macy’s Inc.	2,989	172,944
Nordstrom Inc.	1,262	77,588
Sears Holdings Corp.[a,b]	308	13,783
Target Corp.	4,869	304,507

		959,044
OFFICE ELECTRONICS — 0.07%
Xerox Corp.	9,589	105,383

		105,383
OIL, GAS & CONSUMABLE FUELS — 7.98%
Anadarko Petroleum Corp.	4,084	343,709
Apache Corp.	3,238	256,741
Cabot Oil & Gas Corp.	3,404	119,140
Cheniere Energy Inc.[a,b]	1,671	82,598
Chesapeake Energy Corp.	4,321	111,957
Chevron Corp.	15,603	1,799,494
Cimarex Energy Co.	700	80,997
Cobalt International Energy Inc.[a]	66	1,272
Concho Resources Inc.[a]	851	103,082
ConocoPhillips	9,444	628,026
CONSOL Energy Inc.	1,849	74,145
Continental Resources Inc.[a]	382	45,657
Denbury Resources Inc.	3,016	49,342
Devon Energy Corp.	3,155	203,245
Energen Corp.	591	47,540
EOG Resources Inc.	2,218	420,134
EQT Corp.	1,218	124,589
Exxon Mobil Corp.	35,454	3,413,157
Hess Corp.	2,451	196,154
HollyFrontier Corp.	1,500	68,355
Kinder Morgan Inc.	5,450	173,582
Kinder Morgan Management LLC[a,b]	902	62,960

Security	Shares	Value
Marathon Oil Corp.	5,619	$188,236
Marathon Petroleum Corp.	2,443	205,212
Murphy Oil Corp.	1,459	86,621
Noble Energy Inc.	2,924	201,054
Occidental Petroleum Corp.	6,550	632,206
Peabody Energy Corp.	2,170	38,105
Phillips 66	4,621	345,928
Pioneer Natural Resources Co.	1,123	225,925
QEP Resources Inc.	1,453	42,035
Range Resources Corp.	1,310	112,725
Southwestern Energy Co.[a]	2,883	119,183
Spectra Energy Corp.	5,401	201,349
Tesoro Corp.	1,050	53,561
Valero Energy Corp.	4,371	209,721
Whiting Petroleum Corp.[a]	956	65,687
Williams Companies Inc. (The)	5,577	230,330

		11,363,754
PAPER & FOREST PRODUCTS — 0.12%
International Paper Co.	3,441	168,231

		168,231
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	3,516	54,393
Estee Lauder Companies Inc. (The) Class A	1,960	134,926
Herbalife Ltd.	707	47,086

		236,405
PHARMACEUTICALS — 5.87%
AbbVie Inc.	12,910	657,248
Actavis PLC[a]	1,416	312,681
Allergan Inc.	2,411	306,197
Bristol-Myers Squibb Co.	13,374	719,120
Eli Lilly and Co.	8,251	491,842
Forest Laboratories Inc.[a]	1,969	192,115
Hospira Inc.[a]	1,338	57,909
Johnson & Johnson	22,896	2,109,179
Merck & Co. Inc.	23,726	1,352,145
Mylan Inc.[a]	3,087	171,545
Perrigo Co. PLC	1,088	178,911
Pfizer Inc.	52,606	1,689,179
Zoetis Inc.	4,078	126,499

		8,364,570
PROFESSIONAL SERVICES — 0.35%
Dun & Bradstreet Corp. (The)	316	31,350
Equifax Inc.	1,006	70,480

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
IHS Inc. Class Aa	517	$61,978
Manpowergroup Inc.	636	49,710
Nielsen Holdings NV	2,164	102,444
Robert Half International Inc.	1,157	47,368
Towers Watson & Co. Class A	530	57,823
Verisk Analytics Inc. Class Aa	1,237	78,815

		499,968
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.36%
American Capital Agency Corp.	3,102	69,144
American Realty Capital Properties Inc.	6,054	88,933
American Tower Corp.	3,207	261,274
Annaly Capital Management Inc.	7,670	85,751
AvalonBay Communities Inc.	998	128,712
Boston Properties Inc.	1,244	139,863
Camden Property Trust	676	45,089
Digital Realty Trust Inc.[b]	1,028	55,676
Duke Realty Corp.	2,664	44,755
Equity Residential	2,778	162,430
Federal Realty Investment Trust	529	58,883
General Growth Properties Inc.	4,431	97,571
HCP Inc.	3,721	144,263
Health Care REIT Inc.	2,324	136,512
Host Hotels & Resorts Inc.	6,069	119,377
Kimco Realty Corp.	3,298	73,413
Liberty Property Trust	1,169	44,726
Macerich Co. (The)	1,153	69,330
Plum Creek Timber Co. Inc.	1,425	61,688
Prologis Inc.	4,067	167,520
Public Storage	1,195	201,955
Rayonier Inc.	1,025	48,267
Realty Income Corp.[b]	1,583	70,317
Regency Centers Corp.	770	39,093
Simon Property Group Inc.	2,528	407,741
SL Green Realty Corp.	743	73,802
UDR Inc.	2,026	52,291
Ventas Inc.	2,371	148,022
Vornado Realty Trust	1,382	133,073
Weyerhaeuser Co.	4,759	140,438

		3,369,909
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.08%
CBRE Group Inc. Class Aa	2,274	63,559
Realogy Holdings Corp.[a]	1,170	55,528

		119,087

Security	Shares	Value
ROAD & RAIL — 0.96%
CSX Corp.	8,231	$228,081
Hertz Global Holdings Inc.[a]	3,639	101,929
J.B. Hunt Transport Services Inc.	763	54,837
Kansas City Southern Industries Inc.	883	82,931
Norfolk Southern Corp.	2,497	229,499
Union Pacific Corp.	3,735	673,719

		1,370,996
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.11%
Altera Corp.	2,593	94,152
Analog Devices Inc.	2,534	128,778
Applied Materials Inc.	9,834	186,452
Avago Technologies Ltd.	1,993	122,968
Broadcom Corp. Class A	4,193	124,616
Cree Inc.[a]	974	59,833
Intel Corp.	40,299	997,803
KLA-Tencor Corp.	1,352	88,083
Lam Research Corp.[a]	1,312	67,870
Linear Technology Corp.	1,926	90,214
LSI Corp.	4,496	49,861
Marvell Technology Group Ltd.	3,227	49,341
Maxim Integrated Products Inc.	2,295	75,069
Microchip Technology Inc.	1,631	74,292
Micron Technology Inc.[a]	8,536	206,486
NVIDIA Corp.	4,542	83,482
Texas Instruments Inc.	8,898	400,054
Xilinx Inc.	2,167	113,117

		3,012,471
SOFTWARE — 3.74%
Activision Blizzard Inc.	3,728	72,137
Adobe Systems Inc.[a]	3,843	263,668
ANSYS Inc.[a]	742	61,972
Autodesk Inc.[a]	1,802	94,533
CA Inc.	2,603	87,200
Citrix Systems Inc.[a]	1,517	91,096
Electronic Arts Inc.[a]	2,503	71,561
Intuit Inc.	2,196	171,617
Microsoft Corp.	64,357	2,465,517
NetSuite Inc.[a]	267	30,729
Nuance Communications Inc.[a,b]	56	856
Oracle Corp.	29,568	1,156,404
Red Hat Inc.[a]	1,525	89,960
Salesforce.com Inc.[a]	4,648	289,896
ServiceNow Inc.[a]	1,005	68,400

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Security	Shares	Value
Symantec Corp.	5,575	$119,751
Synopsys Inc.[a]	1,274	51,470
VMware Inc. Class Aa	673	64,642
Workday Inc. Class Aa	687	75,515

		5,326,924
SPECIALTY RETAIL — 2.20%
Advance Auto Parts Inc.	600	76,416
AutoZone Inc.[a,b]	276	148,609
Bed Bath & Beyond Inc.[a]	1,757	119,160
Best Buy Co. Inc.	2,161	57,547
CarMax Inc.[a]	1,812	87,755
Dick’s Sporting Goods Inc.	830	44,546
GameStop Corp. Class A	944	35,221
Gap Inc. (The)	2,008	87,850
Home Depot Inc. (The)	11,429	937,521
L Brands Inc.	2,025	114,068
Lowe’s Companies Inc.	8,499	425,205
O’Reilly Automotive Inc.[a]	868	130,938
PetSmart Inc.	805	53,983
Ross Stores Inc.	1,752	127,546
Staples Inc.	5,330	72,435
Tiffany & Co.	1,028	95,861
TJX Companies Inc. (The)	5,824	357,943
Tractor Supply Co.	1,144	80,721
Ulta Salon, Cosmetics & Fragrance Inc.[a]	490	43,948
Urban Outfitters Inc.[a]	955	35,755

		3,133,028
TEXTILES, APPAREL & LUXURY GOODS — 0.85%
Coach Inc.	2,243	109,481
Fossil Group Inc.[a]	410	47,113
Lululemon Athletica Inc.[a]	815	41,003
Michael Kors Holdings Ltd.[a]	1,571	154,005
Nike Inc. Class B	5,784	452,887
PVH Corp.	659	83,318
Ralph Lauren Corp.	491	79,090
Under Armour Inc. Class Aa,b	668	75,584
VF Corp.	2,868	168,036

		1,210,517
THRIFTS & MORTGAGE FINANCE — 0.12%
Hudson City Bancorp Inc.	3,865	36,717
New York Community Bancorp Inc.	3,567	57,001
Ocwen Financial Corp.[a]	946	35,418
People’s United Financial Inc.	2,664	37,749

		166,885

Security	Shares	Value
TOBACCO — 1.35%
Altria Group Inc.	16,212	$587,847
Lorillard Inc.	2,957	145,071
Philip Morris International Inc.	13,001	1,051,911
Reynolds American Inc.	2,658	135,106

		1,919,935
TRADING COMPANIES & DISTRIBUTORS — 0.16%
Fastenal Co.	2,288	107,971
W.W. Grainger Inc.	474	120,879

		228,850
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	1,439	64,525

		64,525
WIRELESS TELECOMMUNICATION SERVICES — 0.30%
Crown Castle International Corp.[a]	2,710	205,689
SBA Communications Corp. Class Aa	1,046	99,548
Sprint Corp.[a]	8,002	69,937
T-Mobile US Inc.[a]	1,949	59,445

		434,619

TOTAL COMMON STOCKS
(Cost: $113,182,738)		142,080,915

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	1,061,003	1,061,003
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	55,623	55,623
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	124,764	124,764

		1,241,390

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,241,390)		1,241,390

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $114,424,128)	$143,322,305
Other Assets, Less Liabilities — (0.59)%	(844,142)

NET ASSETS — 100.00%	$142,478,163

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Brazil Capped ETF	iShares MSCI Canada ETF	iShares MSCI Chile Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,031,183,660	$3,341,695,509	$241,563,146
Affiliated (Note 2)	664,005	44,703,127	977,105

Total cost of investments	$3,031,847,665	$3,386,398,636	$242,540,251

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,105,878,469	$3,055,004,737	$283,187,888
Affiliated (Note 2)	664,005	44,703,127	977,105

Total fair value of investments	4,106,542,474	3,099,707,864	284,164,993
Foreign currency, at value[b]	16,176,684	9,396,734	541,992
Receivables:
Investment securities sold	33,400,863	28,756,304	1,910,419
Dividends and interest	12,180,126	3,775,256	1,052
Capital shares sold	9,874,821	—	—
Futures variation margin	—	652,534	—

Total Assets	4,178,174,968	3,142,288,692	286,618,456

LIABILITIES
Payables:
Investment securities purchased	45,702,644	29,933,974	1,846,402
Due to broker for foreign currency pledged for futures, at value[b]	—	358,573	—
Collateral for securities on loan (Note 1)	—	44,399,295	—
Capital shares redeemed	—	274,158	—
Securities related to in-kind transactions (Note 4)	—	111,830	—
Investment advisory fees (Note 2)	1,967,063	1,127,786	133,169

Total Liabilities	47,669,707	76,205,616	1,979,571

NET ASSETS	$4,130,505,261	$3,066,083,076	$284,638,885

Net assets consist of:
Paid-in capital	$4,867,666,114	$3,682,430,422	$381,587,999
Undistributed (distributions in excess of) net investment income	(2,393,247)	(6,241,434)	476,643
Accumulated net realized loss	(1,809,560,298)	(324,088,450)	(139,050,420)
Net unrealized appreciation (depreciation)	1,074,792,692	(286,017,462)	41,624,663

NET ASSETS	$4,130,505,261	$3,066,083,076	$284,638,885

Shares outstanding[c]	100,750,000	105,200,000	6,450,000

Net asset value per share	$41.00	$29.15	$44.13

[a]	Securities on loan with values of $ —, $42,213,088 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker, if any: $16,176,684, $9,018,695 and $541,992, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 340.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Colombia Capped ETF	iShares MSCI Israel Capped ETF	iShares MSCI Mexico Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$19,496,577	$136,447,518	$2,921,093,336
Affiliated (Note 2)	7,457	719,123	89,985,992

Total cost of investments	$19,504,034	$137,166,641	$3,011,079,328

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,195,189	$128,084,163	$2,482,069,397
Affiliated (Note 2)	7,457	719,123	89,985,992

Total fair value of investments	17,202,646	128,803,286	2,572,055,389
Foreign currency, at value[b]	2,085	152,294	3,216,719
Receivables:
Investment securities sold	321,274	4,506,235	20,401,809
Dividends and interest	4,102	191,730	659,964

Total Assets	17,530,107	133,653,545	2,596,333,881

LIABILITIES
Payables:
Investment securities purchased	303,053	4,673,609	20,850,517
Collateral for securities on loan (Note 1)	—	547,801	89,078,460
Capital shares redeemed	—	—	111,134
Investment advisory fees (Note 2)	7,984	55,517	948,765

Total Liabilities	311,037	5,276,927	110,988,876

NET ASSETS	$17,219,070	$128,376,618	$2,485,345,005

Net assets consist of:
Paid-in capital	$19,207,616	$168,323,056	$3,121,372,424
Undistributed (distributions in excess of) net investment income	(2,877)	(400,581)	154,440
Undistributed net realized gain (accumulated net realized loss)	315,823	(31,183,706)	(197,131,815)
Net unrealized depreciation	(2,301,492)	(8,362,151)	(439,050,044)

NET ASSETS	$17,219,070	$128,376,618	$2,485,345,005

Shares outstanding[c]	750,000	2,550,000	41,100,000

Net asset value per share	$22.96	$50.34	$60.47

[a]	Securities on loan with values of $ —, $520,717 and $83,696,157, respectively. See Note 1.
[b]	Cost of foreign currency: $2,178, $151,845 and $3,198,109, respectively.
[c]	$0.001 par value, number of shares authorized: 25 million, 500 million and 255 million, respectively.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA ETF

ASSETS
Investments, at cost:
Unaffiliated	$545,340,021	$731,842,950	$112,659,954
Affiliated (Note 2)	13,467,130	27,961,634	1,764,174

Total cost of investments	$558,807,151	$759,804,584	$114,424,128

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$456,073,625	$518,003,296	$141,395,038
Affiliated (Note 2)	13,467,130	27,961,634	1,927,267

Total fair value of investments	469,540,755	545,964,930	143,322,305
Foreign currency, at value[b]	298,583	382,517	—
Receivables:
Investment securities sold	1,367,635	—	692,218
Due from custodian (Note 4)	—	80,079	—
Dividends and interest	10,902	60,678	293,291
Capital shares sold	—	3,014	9,192

Total Assets	471,217,875	546,491,218	144,317,006

LIABILITIES
Payables:
Investment securities purchased	1,384,222	80,079	706,626
Collateral for securities on loan (Note 1)	13,204,470	27,838,942	1,116,626
Investment advisory fees (Note 2)	208,645	251,197	15,591

Total Liabilities	14,797,337	28,170,218	1,838,843

NET ASSETS	$456,420,538	$518,321,000	$142,478,163

Net assets consist of:
Paid-in capital	$586,975,120	$793,219,393	$86,755,127
Undistributed (distributions in excess of) net investment income (loss)	(1,324,522)	(791,979)	400,594
Undistributed net realized gain (accumulated net realized loss)	(39,968,077)	(60,255,262)	26,424,265
Net unrealized appreciation (depreciation)	(89,261,983)	(213,851,152)	28,898,177

NET ASSETS	$456,420,538	$518,321,000	$142,478,163

Shares outstanding[c]	7,300,000	12,100,000	3,550,000

Net asset value per share	$62.52	$42.84	$40.13

[a]	Securities on loan with values of $12,525,775, $25,883,781 and $1,093,212, respectively. See Note 1.
[b]	Cost of foreign currency: $294,149, $394,015 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 400 million, 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Brazil Capped ETF	iShares MSCI Canada ETF	iShares MSCI Chile Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$81,907,135	$41,960,060	$1,993,718
Interest — unaffiliated	—	2,318	—
Interest — affiliated (Note 2)	531	376	51
Securities lending income — affiliated (Note 2)	—	126,394	—

Total investment income	81,907,666	42,089,148	1,993,769

EXPENSES
Investment advisory fees (Note 2)	15,056,025	8,207,494	1,123,600

Total expenses	15,056,025	8,207,494	1,123,600

Net investment income	66,851,641	33,881,654	870,169

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(27,593,263)	(40,448,015)	(28,238,404)
In-kind redemptions — unaffiliated	—	41,199,629	—
Futures contracts	—	1,257,273	—
Foreign currency transactions	(2,446,389)	(1,200,572)	(229,512)

Net realized gain (loss)	(30,039,652)	808,315	(28,467,916)

Net change in unrealized appreciation/depreciation on:
Investments	(23,595,015)	225,772,884	(5,586,734)
Futures contracts	—	232,926	—
Translation of assets and liabilities in foreign currencies	2,843,490	267,768	2,514

Net change in unrealized appreciation/depreciation	(20,751,525)	226,273,578	(5,584,220)

Net realized and unrealized gain (loss)	(50,791,177)	227,081,893	(34,052,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,060,464	$260,963,547	$(33,181,967)

[a]	Net of foreign withholding tax of $7,101,288, $7,267,684 and $576,806, respectively.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Colombia Capped ETF	iShares MSCI Israel Capped ETF	iShares MSCI Mexico Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$184,254	$1,060,400	$33,323,705
Interest — affiliated (Note 2)	5	11	225
Securities lending income — affiliated (Note 2)	—	17,938	689,930

Total investment income	184,259	1,078,349	34,013,860

EXPENSES
Investment advisory fees (Note 2)	57,875	283,324	6,008,476
Interest expense (Note 7)	263	—	—

Total expenses	58,138	283,324	6,008,476

Net investment income	126,121	795,025	28,005,384

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	358,128	(1,961,085)	(36,842,038)
Investments — affiliated (Note 2)	—	—	(19,863,537)
In-kind redemptions — unaffiliated	—	4,015,775	38,600,988
In-kind redemptions — affiliated (Note 2)	—	—	(64,003)
Foreign currency transactions	(5,388)	20,078	(360,093)

Net realized gain (loss)	352,740	2,074,768	(18,528,683)

Net change in unrealized appreciation/depreciation on:
Investments	(2,676,329)	12,764,677	(72,392,166)
Translation of assets and liabilities in foreign currencies	1,485	2,527	183,496

Net change in unrealized appreciation/depreciation	(2,674,844)	12,767,204	(72,208,670)

Net realized and unrealized gain (loss)	(2,322,104)	14,841,972	(90,737,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,195,983)	$15,636,997	$(62,731,969)

[a]	Net of foreign withholding tax of $5,949, $243,488 and $239,701, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,279,008	$380,762	$1,699,555
Dividends — affiliated (Note 2)	—	—	7,027
Interest — affiliated (Note 2)	54	15	27
Securities lending income — affiliated (Note 2)	48,371	271,314	3,408

Total investment income	8,327,433	652,091	1,710,017

EXPENSES
Investment advisory fees (Note 2)	1,653,951	1,444,017	123,147

Total expenses	1,653,951	1,444,017	123,147

Net investment income (loss)	6,673,482	(791,926)	1,586,870

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,189,237)	(9,272,696)	50,788
Investments — affiliated (Note 2)	—	—	(77)
In-kind redemptions — unaffiliated	38,830,454	(8,892,341)	26,723,336
In-kind redemptions — affiliated (Note 2)	—	—	146,006
Foreign currency transactions	(49,074)	(69,927)	—

Net realized gain (loss)	36,592,143	(18,234,964)	26,920,053

Net change in unrealized appreciation/depreciation on:
Investments	(4,905,942)	(36,862,725)	(4,614,566)
Short positions (Note 1)	—	—	(7)
Translation of assets and liabilities in foreign currencies	18,173	13,955	—

Net change in unrealized appreciation/depreciation	(4,887,769)	(36,848,770)	(4,614,573)

Net realized and unrealized gain (loss)	31,704,374	(55,083,734)	22,305,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,377,856	$(55,875,660)	$23,892,350

[a]	Net of foreign withholding tax of $1,264,388, $67,152 and $134, respectively.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Capped ETF		iShares MSCI Canada ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$66,851,641	$234,016,311	$33,881,654	$90,664,360
Net realized gain (loss)	(30,039,652)	(504,905,186)	808,315	(217,797)
Net change in unrealized appreciation/depreciation	(20,751,525)	(731,631,556)	226,273,578	(21,929,084)

Net increase (decrease) in net assets resulting from operations	16,060,464	(1,002,520,431)	260,963,547	68,517,479

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(57,932,331)	(201,420,612)	(45,530,772)	(101,089,405)

Total distributions to shareholders	(57,932,331)	(201,420,612)	(45,530,772)	(101,089,405)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	788,078,104	2,841,464,893	108,760,061	644,392,669
Cost of shares redeemed	(1,599,331,310)	(4,024,510,606)	(686,333,014)	(1,438,141,791)

Net decrease in net assets from capital share transactions	(811,253,206)	(1,183,045,713)	(577,572,953)	(793,749,122)

DECREASE IN NET ASSETS	(853,125,073)	(2,386,986,756)	(362,140,178)	(826,321,048)

NET ASSETS
Beginning of period	4,983,630,334	7,370,617,090	3,428,223,254	4,254,544,302

End of period	$4,130,505,261	$4,983,630,334	$3,066,083,076	$3,428,223,254

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,393,247)	$(11,312,557)	$(6,241,434)	$5,407,684

SHARES ISSUED AND REDEEMED
Shares sold	17,500,000	56,450,000	3,800,000	22,700,000
Shares redeemed	(33,950,000)	(79,350,000)	(24,000,000)	(51,900,000)

Net decrease in shares outstanding	(16,450,000)	(22,900,000)	(20,200,000)	(29,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Chile Capped ETF		iShares MSCI Colombia Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Period from June 18, 2013[a] to August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$870,169	$5,971,692	$126,121	$18,943
Net realized gain (loss)	(28,467,916)	(18,305,706)	352,740	(39,871)
Net change in unrealized appreciation/depreciation	(5,584,220)	(89,351,302)	(2,674,844)	373,352

Net increase (decrease) in net assets resulting from operations	(33,181,967)	(101,685,316)	(2,195,983)	352,424

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(393,526)	(5,669,647)	(144,987)	—
Return of capital	—	(235,875)	—	—

Total distributions to shareholders	(393,526)	(5,905,522)	(144,987)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	147,527,856	96,241,277	1,372,079	17,835,537
Cost of shares redeemed	(194,203,094)	(172,557,468)	—	—

Net increase (decrease) in net assets from capital share transactions	(46,675,238)	(76,316,191)	1,372,079	17,835,537

INCREASE (DECREASE) IN NET ASSETS	(80,250,731)	(183,907,029)	(968,891)	18,187,961

NET ASSETS
Beginning of period	364,889,616	548,796,645	18,187,961	—

End of period	$284,638,885	$364,889,616	$17,219,070	$18,187,961

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$476,643	$—	$(2,877)	$15,989

SHARES ISSUED AND REDEEMED
Shares sold	2,950,000	1,600,000	50,000	700,000
Shares redeemed	(4,150,000)	(3,050,000)	—	—

Net increase (decrease) in shares outstanding	(1,200,000)	(1,450,000)	50,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Israel Capped ETF		iShares MSCI Mexico Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$795,025	$1,746,415	$28,005,384	$23,387,350
Net realized gain (loss)	2,074,768	(2,451,315)	(18,528,683)	58,110,855
Net change in unrealized appreciation/depreciation	12,767,204	13,324,637	(72,208,670)	(251,180,438)

Net increase (decrease) in net assets resulting from operations	15,636,997	12,619,737	(62,731,969)	(169,682,233)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,081,474)	(1,885,659)	(32,082,799)	(20,571,276)

Total distributions to shareholders	(1,081,474)	(1,885,659)	(32,082,799)	(20,571,276)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,670,585	4,057,008	1,079,574,097	2,551,091,943
Cost of shares redeemed	(21,559,275)	(12,993,789)	(716,466,520)	(1,326,485,790)

Net increase (decrease) in net assets from capital share transactions	43,111,310	(8,936,781)	363,107,577	1,224,606,153

INCREASE IN NET ASSETS	57,666,833	1,797,297	268,292,809	1,034,352,644

NET ASSETS
Beginning of period	70,709,785	68,912,488	2,217,052,196	1,182,699,552

End of period	$128,376,618	$70,709,785	$2,485,345,005	$2,217,052,196

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(400,581)	$(114,132)	$154,440	$4,231,855

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	100,000	16,500,000	36,200,000
Shares redeemed	(450,000)	(300,000)	(11,200,000)	(19,800,000)

Net increase (decrease) in shares outstanding	900,000	(200,000)	5,300,000	16,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa ETF		iShares MSCI Turkey ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$6,673,482	$10,563,037	$(791,926)	$12,304,114
Net realized gain (loss)	36,592,143	9,898,524	(18,234,964)	23,341,248
Net change in unrealized appreciation/depreciation	(4,887,769)	(55,224,683)	(36,848,770)	(125,847,399)

Net increase (decrease) in net assets resulting from operations	38,377,856	(34,763,122)	(55,875,660)	(90,202,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,998,718)	(13,575,195)	—	(12,901,893)

Total distributions to shareholders	(6,998,718)	(13,575,195)	—	(12,901,893)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	147,170,567	295,390,025	297,567,739	506,879,433
Cost of shares redeemed	(269,698,492)	(171,404,561)	(159,447,125)	(528,983,742)

Net increase (decrease) in net assets from capital share transactions	(122,527,925)	123,985,464	138,120,614	(22,104,309)

INCREASE (DECREASE) IN NET ASSETS	(91,148,787)	75,647,147	82,244,954	(125,208,239)

NET ASSETS
Beginning of period	547,569,325	471,922,178	436,076,046	561,284,285

End of period	$456,420,538	$547,569,325	$518,321,000	$436,076,046

Distributions in excess of net investment income (loss) included in net assets at end of period	$(1,324,522)	$(999,286)	$(791,979)	$(53)

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	4,800,000	6,150,000	7,950,000
Shares redeemed	(4,300,000)	(2,800,000)	(2,950,000)	(9,050,000)

Net increase (decrease) in shares outstanding	(2,000,000)	2,000,000	3,200,000	(1,100,000)

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI USA ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,586,870	$3,339,631
Net realized gain	26,920,053	4,666,050
Net change in unrealized appreciation/depreciation	(4,614,573)	18,945,599

Net increase in net assets resulting from operations	23,892,350	26,951,280

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,805,132)	(3,310,642)

Total distributions to shareholders	(1,805,132)	(3,310,642)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,147,905	36,217,071
Cost of shares redeemed	(89,587,130)	(25,497,372)

Net increase (decrease) in net assets from capital share transactions	(59,439,225)	10,719,699

INCREASE (DECREASE) IN NET ASSETS	(37,352,007)	34,360,337

NET ASSETS
Beginning of period	179,830,170	145,469,833

End of period	$142,478,163	$179,830,170

Undistributed net investment income included in net assets at end of period	$400,594	$618,856

SHARES ISSUED AND REDEEMED
Shares sold	800,000	1,100,000
Shares redeemed	(2,350,000)	(800,000)

Net increase (decrease) in shares outstanding	(1,550,000)	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$42.52	$52.61	$65.00	$68.07	$58.26	$73.27

Income from investment operations:
Net investment income[a]	0.62	1.59	1.73	2.24	1.56	1.56
Net realized and unrealized gain (loss)[b]	(1.55)	(10.32)	(12.64)	(1.69)	10.83	(14.63)

Total from investment operations	(0.93)	(8.73)	(10.91)	0.55	12.39	(13.07)

Less distributions from:
Net investment income	(0.59)	(1.36)	(0.56)	(3.62)	(2.58)	(1.94)
Return of capital	—	—	(0.92)	—	—	—

Total distributions	(0.59)	(1.36)	(1.48)	(3.62)	(2.58)	(1.94)

Net asset value, end of period	$41.00	$42.52	$52.61	$65.00	$68.07	$58.26

Total return	(2.28)%[c]	(16.85)%	(16.79)%	0.36%	21.12%	(16.05)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,130,505	$4,983,630	$7,370,617	$11,332,121	$9,240,453	$8,777,366
Ratio of expenses to average net assets[d,e]	0.62%	0.61%	0.61%	0.59%	0.61%	0.65%
Ratio of net investment income to average net assets[e]	2.75%	3.02%	2.92%	3.08%	2.24%	3.38%
Portfolio turnover rate[f]	21%	56%	7%	11%	13%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012, August 31, 2011, August 31, 2010 and August 31, 2009 were 5%, 20%, 6%, 11%, 13% and 14%, respectively. See Note 4.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$27.34	$27.52	$29.89	$26.10	$23.70	$30.55

Income from investment operations:
Net investment income[a]	0.29	0.60	0.53	0.53	0.43	0.41
Net realized and unrealized gain (loss)[b]	1.91	(0.10)	(2.33)	3.78	2.39	(6.84)

Total from investment operations	2.20	0.50	(1.80)	4.31	2.82	(6.43)

Less distributions from:
Net investment income	(0.39)	(0.68)	(0.57)	(0.52)	(0.42)	(0.42)

Total distributions	(0.39)	(0.68)	(0.57)	(0.52)	(0.42)	(0.42)

Net asset value, end of period	$29.15	$27.34	$27.52	$29.89	$26.10	$23.70

Total return	8.08%[c]	1.84%	(5.87)%	16.50%	11.91%	(20.51)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,066,083	$3,428,223	$4,254,544	$5,092,547	$3,447,242	$2,393,638
Ratio of expenses to average net assets[d,e]	0.49%	0.51%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[e]	2.01%	2.12%	1.94%	1.70%	1.63%	2.00%
Portfolio turnover rate[f]	3%	7%	5%	8%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$47.70	$60.31	$67.11	$67.37	$44.61	$44.80

Income from investment operations:
Net investment income[a]	0.11	0.68	0.97	0.95	0.59	0.76
Net realized and unrealized gain (loss)[b]	(3.63)	(12.58)	(6.80)	(0.23)	22.86	(0.42)

Total from investment operations	(3.52)	(11.90)	(5.83)	0.72	23.45	0.34

Less distributions from:
Net investment income	(0.05)	(0.68)	(0.92)	(0.98)	(0.66)	(0.53)
Return of capital	—	(0.03)	(0.05)	(0.00)[c]	(0.03)	—

Total distributions	(0.05)	(0.71)	(0.97)	(0.98)	(0.69)	(0.53)

Net asset value, end of period	$44.13	$47.70	$60.31	$67.11	$67.37	$44.61

Total return	(7.38)%[d]	(19.87)%	(8.68)%	0.93%	52.88%	0.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$284,639	$364,890	$548,797	$708,018	$670,350	$263,205
Ratio of expenses to average net assets[e]	0.62%	0.61%	0.61%	0.59%	0.61%	0.65%
Ratio of net investment income to average net assets[e]	0.48%	1.12%	1.55%	1.30%	1.05%	1.98%
Portfolio turnover rate[f]	46%	34%	48%	38%	42%	53%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012, August 31, 2011, August 31, 2010, and August 31, 2009 were 5%, 16%, 20%, 12%, 9% and 14%, respectively. See Note 4.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Colombia Capped ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Period from Jun. 18, 2013[a] to Aug. 31, 2013
Net asset value, beginning of period	$25.98	$25.28

Income from investment operations:
Net investment income[b]	0.17	0.03
Net realized and unrealized gain (loss)[c]	(3.00)	0.67

Total from investment operations	(2.83)	0.70

Less distributions from:
Net investment income	(0.19)	—

Total distributions	(0.19)	—

Net asset value, end of period	$22.96	$25.98

Total return	(10.94)%[d]	2.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,219	$18,188
Ratio of expenses to average net assets[e]	0.61%	0.61%
Ratio of net investment income to average net assets[e]	1.33%	0.61%
Portfolio turnover rate[f]	15%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2014 and for the period ended August 31, 2013 were 15% and 2%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$42.85	$37.25	$45.89	$49.41	$46.87	$48.62

Income from investment operations:
Net investment income[a]	0.41	0.95	1.12	1.39	1.40	0.98
Net realized and unrealized gain (loss)[b]	7.65	5.68	(8.66)	(3.18)	2.63	(1.75)

Total from investment operations	8.06	6.63	(7.54)	(1.79)	4.03	(0.77)

Less distributions from:
Net investment income	(0.57)	(1.03)	(1.07)	(1.73)	(1.49)	(0.98)
Return of capital	—	—	(0.03)	—	—	—

Total distributions	(0.57)	(1.03)	(1.10)	(1.73)	(1.49)	(0.98)

Net asset value, end of period	$50.34	$42.85	$37.25	$45.89	$49.41	$46.87

Total return	18.89%[c]	17.82%	(16.52)%	(4.26)%	8.57%	(0.63)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$128,377	$70,710	$68,912	$78,018	$128,473	$107,792
Ratio of expenses to average net assets[d]	0.62%	0.61%	0.61%	0.59%	0.61%	0.66%
Ratio of net investment income to average net assets[d]	1.74%	2.20%	2.75%	2.49%	2.64%	2.66%
Portfolio turnover rate[e]	8%	14%	20%	17%	21%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Capped ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$61.93	$60.96	$58.39	$48.17	$42.59	$51.94

Income from investment operations:
Net investment income[a]	0.73	0.75	0.73	0.80	0.72	0.43
Net realized and unrealized gain (loss)[b]	(1.32)	0.85	2.76	10.15	5.61	(9.17)

Total from investment operations	(0.59)	1.60	3.49	10.95	6.33	(8.74)

Less distributions from:
Net investment income	(0.87)	(0.63)	(0.92)	(0.73)	(0.75)	(0.61)

Total distributions	(0.87)	(0.63)	(0.92)	(0.73)	(0.75)	(0.61)

Net asset value, end of period	$60.47	$61.93	$60.96	$58.39	$48.17	$42.59

Total return	(1.03)%[c]	2.53%	6.13%	22.67%	14.83%	(16.50)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,485,345	$2,217,052	$1,182,700	$1,243,731	$1,450,039	$694,278
Ratio of expenses to average net assets[d]	0.49%	0.50%	0.53%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	2.26%	1.09%	1.26%	1.35%	1.46%	1.25%
Portfolio turnover rate[e]	6%	32%	10%	5%	11%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$58.88	$64.65	$69.06	$58.74	$51.99	$55.80

Income from investment operations:
Net investment income[a]	0.78	1.32	2.10	1.65	1.18	1.94
Net realized and unrealized gain (loss)[b]	3.78	(5.31)	(4.41)	11.08	6.92	(3.84)

Total from investment operations	4.56	(3.99)	(2.31)	12.73	8.10	(1.90)

Less distributions from:
Net investment income	(0.92)	(1.78)	(2.10)	(2.41)	(1.35)	(1.91)

Total distributions	(0.92)	(1.78)	(2.10)	(2.41)	(1.35)	(1.91)

Net asset value, end of period	$62.52	$58.88	$64.65	$69.06	$58.74	$51.99

Total return	7.78%[c]	(6.35)%	(3.17)%	21.58%	15.80%	(2.23)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$456,421	$547,569	$471,922	$504,102	$505,191	$488,728
Ratio of expenses to average net assets[d]	0.62%	0.61%	0.61%	0.59%	0.61%	0.66%
Ratio of net investment income to average net assets[d]	2.50%	2.08%	3.26%	2.38%	2.09%	4.81%
Portfolio turnover rate[e]	1%	5%	4%	4%	5%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$49.00	$56.13	$47.73	$60.81	$48.01	$52.42

Income from investment operations:
Net investment income (loss)[a]	(0.09)	1.07	0.86	0.84	1.00	0.78
Net realized and unrealized gain (loss)[b]	(6.07)	(7.08)	8.70	(12.59)	13.02	(4.22)

Total from investment operations	(6.16)	(6.01)	9.56	(11.75)	14.02	(3.44)

Less distributions from:
Net investment income	—	(1.12)	(1.16)	(1.33)	(1.22)	(0.97)

Total distributions	—	(1.12)	(1.16)	(1.33)	(1.22)	(0.97)

Net asset value, end of period	$42.84	$49.00	$56.13	$47.73	$60.81	$48.01

Total return	(12.57)%[c]	(11.05)%	20.37%	(19.74)%	29.55%	(5.56)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$518,321	$436,076	$561,284	$448,677	$601,988	$242,435
Ratio of expenses to average net assets[d]	0.62%	0.61%	0.61%	0.59%	0.61%	0.65%
Ratio of net investment income (loss) to average net assets[d]	(0.34)%	1.67%	1.75%	1.30%	1.81%	2.39%
Portfolio turnover rate[e]	4%	9%	9%	12%	13%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$35.26	$30.31	$26.17	$22.44	$24.83

Income from investment operations:
Net investment income[b]	0.36	0.69	0.59	0.51	0.17
Net realized and unrealized gain (loss)[c]	4.96	4.96	3.94	3.73	(2.49)

Total from investment operations	5.32	5.65	4.53	4.24	(2.32)

Less distributions from:
Net investment income	(0.45)	(0.70)	(0.39)	(0.51)	(0.07)

Total distributions	(0.45)	(0.70)	(0.39)	(0.51)	(0.07)

Net asset value, end of period	$40.13	$35.26	$30.31	$26.17	$22.44

Total return	15.15%[d]	18.85%	17.44%	18.89%	(9.37)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$142,478	$179,830	$145,470	$5,233	$2,244
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.93%	2.10%	2.04%	1.90%	2.21%
Portfolio turnover rate[f]	3%	5%	6%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil Capped	Non-diversified
MSCI Canada	Diversified
MSCI Chile Capped	Non-diversified
MSCI Colombia Capped	Non-diversified
MSCI Israel Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Mexico Capped	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Brazil Capped
Assets:
Common Stocks	$2,455,434,516	$—	$—	$2,455,434,516
Preferred Stocks	1,650,140,413	—	—	1,650,140,413
Rights	303,540	—	—	303,540
Money Market Funds	664,005	—	—	664,005

	$4,106,542,474	$—	$—	$4,106,542,474

MSCI Canada
Assets:
Common Stocks	$3,055,004,737	$—	$—	$3,055,004,737
Money Market Funds	44,703,127	—	—	44,703,127
Futures Contracts[a]	652,534	—	—	652,534

	$3,100,360,398	$—	$—	$3,100,360,398

MSCI Chile Capped
Assets:
Common Stocks	$264,701,482	$—	$—	$264,701,482
Preferred Stocks	18,434,216	—	—	18,434,216
Rights	52,190	—	—	52,190
Money Market Funds	977,105	—	—	977,105

	$284,164,993	$—	$—	$284,164,993

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Colombia Capped
Assets:
Common Stocks	$13,594,389	$—	$—	$13,594,389
Preferred Stocks	3,600,800	—	—	3,600,800
Money Market Funds	7,457	—	—	7,457

	$17,202,646	$—	$—	$17,202,646

MSCI Israel Capped
Assets:
Common Stocks	$126,973,429	$1,110,733	$—	$128,084,162
Warrants	1	—	—	1
Money Market Funds	719,123	—	—	719,123

	$127,692,553	$1,110,733	$—	$128,803,286

MSCI Mexico Capped
Assets:
Common Stocks	$2,480,873,346	$1,196,051	$—	$2,482,069,397
Money Market Funds	89,985,992	—	—	89,985,992

	$2,570,859,338	$1,196,051	$—	$2,572,055,389

MSCI South Africa
Assets:
Common Stocks	$456,073,625	$—	$—	$456,073,625
Money Market Funds	13,467,130	—	—	13,467,130

	$469,540,755	$—	$—	$469,540,755

MSCI Turkey
Assets:
Common Stocks	$518,003,296	$—	$—	$518,003,296
Money Market Funds	27,961,634	—	—	27,961,634

	$545,964,930	$—	$—	$545,964,930

MSCI USA
Assets:
Common Stocks	$142,080,915	$—	$—	$142,080,915
Money Market Funds	1,241,390	—	—	1,241,390

	$143,322,305	$—	$—	$143,322,305

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ statements of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ statements of operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the statements of operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI Canada	$42,213,088
MSCI Israel Capped	520,717
MSCI Mexico Capped	83,696,157
MSCI South Africa	12,525,775
MSCI Turkey	25,883,781
MSCI USA	1,093,212

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Canada and iShares MSCI Mexico Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI Brazil Capped, iShares MSCI Chile Capped, iShares MSCI Israel Capped, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Colombia Capped	0.61%
MSCI USA	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) all Funds except the iShares MSCI USA ETF retain 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, Fund retained 65% of securities lending income and paid no collateral investment fees.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares MSCI USA ETF retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Canada	$65,362
MSCI Israel Capped	8,703
MSCI Mexico Capped	339,690
MSCI South Africa	23,488
MSCI Turkey	126,835
MSCI USA	1,829

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, all Funds except the iShares MSCI USA ETF will (i) receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1,

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. The iShares MSCI USA ETF will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI Mexico Capped
Desarrolladora Homex SAB de CV	28,207,210	5,221,000	(33,428,210)	—	$—	$—	$(19,927,540)

MSCI USA
BlackRock Inc.	1,575	262	(750)	1,087	$331,361	$2,559	$86,413
PNC Financial Services Group Inc. (The)	6,204	1,081	(2,950)	4,335	354,516	4,468	59,516

					$685,877	$7,027	$145,929

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil Capped	$1,018,876,247	$1,807,696,826
MSCI Canada	97,972,987	114,876,232
MSCI Chile Capped	164,931,324	212,494,347
MSCI Colombia Capped	4,069,448	2,777,953
MSCI Israel Capped	7,652,726	7,825,734
MSCI Mexico Capped	152,615,322	147,704,978
MSCI South Africa	10,892,643	5,569,661
MSCI Turkey	19,645,955	21,147,567
MSCI USA	4,513,647	5,078,231

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Canada	$107,624,414	$678,547,923
MSCI Colombia Capped	96,013	–
MSCI Israel Capped	64,385,157	21,309,247
MSCI Mexico Capped	1,062,342,694	713,124,218
MSCI South Africa	140,718,580	269,059,695
MSCI Turkey	297,207,711	158,326,213
MSCI USA	30,016,384	89,058,594

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Brazil Capped	$542,485,416	$—	$—	$—	$—	$198,226,310	$—	$740,711,726
MSCI Canada	60,743,987	—	5,363,291	5,107,471	27,886,883	68,928,677	14,903,919	182,934,228
MSCI Chile Capped	57,337,145	—	—	—	1,886,881	11,712,090	976,991	71,913,107
MSCI Colombia Capped	36,917	—	—	—	—	—	—	36,917
MSCI Israel Capped	8,974,706	—	—	—	784,479	10,801,191	7,130,249	27,690,625
MSCI Mexico Capped	37,504,583	632,766	—	853,150	8,973,988	2,789,471	22,863,665	73,617,623
MSCI South Africa	16,619,692	260,738	1,607,845	972,024	15,339,464	14,856,365	6,137,142	55,793,270
MSCI Turkey	21,068,743	—	—	—	720,636	5,982,737	3,859,184	31,631,300
MSCI USA	175,480	—	—	—	—	—	—	175,480

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Capped	$3,710,500,662	$1,254,830,596	$(858,788,784)	$396,041,812
MSCI Canada	3,448,725,441	337,671,790	(686,689,367)	(349,017,577)
MSCI Chile Capped	275,593,573	54,730,572	(46,159,152)	8,571,420
MSCI Colombia Capped	19,504,034	524,653	(2,826,041)	(2,301,388)
MSCI Israel Capped	138,416,477	7,833,449	(17,446,640)	(9,613,191)
MSCI Mexico Capped	3,111,502,470	33,086,520	(572,533,601)	(539,447,081)
MSCI South Africa	569,881,913	35,978,850	(136,320,008)	(100,341,158)
MSCI Turkey	769,427,014	2,598,636	(226,060,720)	(223,462,084)
MSCI USA	114,744,436	29,880,383	(1,302,514)	28,577,869

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Canada ETF as of February 28, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of — net unrealized appreciation (depreciation)[a]	$652,534

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Canada ETF during the six months ended February 28, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,257,273	$232,926

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares MSCI Canada ETF were 74 and $10,655,308, respectively.

7.	LINE OF CREDIT

The iShares MSCI Colombia Capped ETF, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 29, 2014. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2014, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $900,000, $44,751 and 1.17%, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil Capped	$0.379245	$—	$0.208304	$0.587549	65%	—%	35%	100%
MSCI Canada	0.275358	—	0.112468	0.387826	71	—	29	100
MSCI Colombia Capped	0.193316	—	—	0.193316	100	—	—	100
MSCI Israel Capped	0.375337	—	0.193860	0.569197	66	—	34	100
MSCI Mexico Capped	0.827210	—	0.045802	0.873012	95	—	5	100
MSCI South Africa	0.879485	—	0.041399	0.920884	96	—	4	100
MSCI USA	0.411014	—	0.037882	0.448896	92	—	8	100

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-84-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 4.39%, net of fees, while the total return for the Index was 4.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.55)%	(6.62)%	(6.01)%	(6.55)%	(6.62)%	(6.01)%
5 Years	15.27%	15.24%	16.88%	103.51%	103.27%	118.16%
10 Years	9.35%	9.16%	9.91%	144.42%	140.33%	157.32%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.90	$3.40	$1,000.00	$1,021.50	$3.36	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION As of 2/28/14

Sector	Percentage of Total Investments*

Financials	26.13%
Information Technology	17.22
Energy	10.77
Materials	9.47
Consumer Discretionary	9.35
Consumer Staples	8.35
Telecommunication Services	7.02
Industrials	6.52
Utilities	3.44
Health Care	1.73

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS As of 2/28/14

Country	Percentage of Total Investments*

China	19.86%
South Korea	16.24
Taiwan	11.92
Brazil	10.27
South Africa	7.56
India	6.38
Russia	5.53
Mexico	5.00
Malaysia	3.94
Indonesia	2.61

TOTAL	89.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 93.92%

BRAZIL — 5.94%
ALL — America Latina Logistica SA	3,782,500	$10,929,741
AMBEV SA	39,739,715	287,160,269
Anhanguera Educacional Participacoes SA	2,923,300	16,431,048
Banco Bradesco SA	5,439,540	67,877,821
Banco do Brasil SA	6,671,474	59,117,942
Banco Santander (Brasil) SA Units	8,146,280	39,929,326
BB Seguridade Participacoes SA	5,348,100	53,343,634
BM&F Bovespa SA	15,791,100	68,072,079
BR Malls Participacoes SA	3,477,900	26,739,334
BR Properties SA	1,609,500	11,712,971
BRF SA	5,578,685	102,498,784
CCR SA	7,703,800	53,029,582
Centrais Eletricas Brasileiras SA	2,246,637	4,808,726
CETIP SA — Mercados Organizados	1,728,023	18,493,397
Cielo SA	3,037,062	82,557,122
Companhia de Saneamento Basico do Estado de Sao Paulo	3,033,124	27,916,167
Companhia de Saneamento de Minas Gerais SA	350,400	4,995,000
Companhia Hering SA	1,207,100	12,866,777
Companhia Siderurgica Nacional SA	6,190,228	27,108,747
Cosan SA Industria e Comercio	1,082,300	16,072,340
CPFL Energia SA	1,903,936	13,692,690
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,513,400	14,051,800
Duratex SA	2,679,278	12,467,360
EcoRodovias Infraestrutura e Logistica SA	1,638,100	8,660,332
EDP Energias do Brasil SA	2,312,700	8,840,929
Embraer SA	4,916,900	44,096,342
Estacio Participacoes SA	1,970,400	18,641,199
Fibria Celulose SAa	2,238,461	23,764,483

Security	Shares	Value
Hypermarcas SA	2,764,100	$17,192,797
JBS SA	5,648,565	18,135,376
Kroton Educacional SA	1,443,300	27,000,090
Localiza Rent A Car SA	1,088,689	14,522,067
Lojas Americanas SA	852,300	4,524,195
Lojas Renner SA	1,070,200	26,434,307
M Dias Branco SA	190,300	6,671,905
MRV Engenharia e Participacoes SA	2,537,800	8,821,462
Multiplan Empreendimentos Imobiliarios SA	653,200	12,890,634
Natura Cosmeticos SA	1,525,900	22,542,298
Odontoprev SA	2,730,000	10,015,454
Petroleo Brasileiro SA	25,057,774	139,340,961
Porto Seguro SA	985,200	13,698,329
Qualicorp SAa	1,557,700	14,163,334
Raia Drogasil SA	1,557,500	11,021,179
Souza Cruz SA	3,282,200	28,578,745
Sul America SA Units	1,243,665	7,969,891
TIM Participacoes SA	7,355,876	36,086,618
Totvs SA	1,036,200	14,354,209
Tractebel Energia SA	1,382,200	19,644,281
Transmissora Alianca de Energia Eletrica SA	482,200	3,723,839
Ultrapar Participacoes SA	2,819,400	62,941,657
Vale SA	11,149,648	157,507,870
WEG SA	1,776,300	23,260,709

		1,836,918,149
CHILE — 1.45%
AES Gener SA	20,335,430	10,648,898
Aguas Andinas SA Series A	20,438,207	12,522,891
Banco de Chile	195,272,662	24,929,021
Banco de Credito e Inversiones	282,036	15,434,376
Banco Santander (Chile) SA	577,405,587	31,263,136
CAP SA	638,698	10,009,937
Cencosud SA	9,803,985	29,878,209
Colbun SA	57,432,637	13,438,056
Compania Cervecerias Unidas SA	1,072,926	12,145,617
CorpBanca SA	1,241,119,624	14,767,845
E.CL SA	5,084,776	6,756,554

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Empresa Nacional de Electricidad SA	28,558,249	$38,799,357
Empresa Nacional de Telecomunicaciones SA	1,006,719	11,623,851
Empresas CMPC SA	9,976,178	24,055,614
Empresas Copec SA	3,735,225	49,930,865
Enersis SA	171,814,575	49,260,563
LATAM Airlines Group SA	2,555,294	39,595,596
S.A.C.I. Falabella SA	5,680,964	47,341,112
Vina Concha y Toro SA	2,620,141	5,154,299

		447,555,797
CHINA — 19.79%
AAC Technologies Holdings Inc.[b]	5,661,500	25,641,083
Agile Property Holdings Ltd.	13,428,000	11,471,082
Agricultural Bank of China Ltd. Class H	183,771,000	77,902,679
Air China Ltd. Class H	15,936,000	10,389,852
Aluminum Corp. of China Ltd. Class Ha,b	31,294,000	11,209,478
Anhui Conch Cement Co. Ltd. Class Hb	10,678,000	38,936,407
Anta Sports Products Ltd.[b]	7,783,402	12,034,560
AviChina Industry & Technology Co. Ltd. Class H	16,756,000	10,212,005
Bank of China Ltd. Class H	635,582,000	266,973,840
Bank of Communications Co. Ltd. Class H	72,879,600	46,764,344
BBMG Corp. Class H	8,899,500	6,627,855
Beijing Capital International Airport Co. Ltd. Class H	20,876,000	15,816,272
Beijing Enterprises Holdings Ltd.	5,182,000	49,676,371
Beijing Enterprises Water Group Ltd.	19,638,000	14,068,622
Belle International Holdings Ltd.[b]	38,029,000	46,892,821
Biostime International Holdings Ltd.	1,211,000	10,805,464
Brilliance China Automotive Holdings Ltd.	24,308,000	37,020,836
BYD Co. Ltd. Class Ha,b	4,242,500	27,987,966

Security	Shares	Value
China Agri-Industries Holdings Ltd.	23,783,600	$10,204,726
China BlueChemical Ltd. Class H	10,762,000	6,281,606
China Cinda Asset Management Co. Ltd.	27,575,000	16,628,034
China CITIC Bank Corp. Ltd. Class H	67,732,800	36,392,727
China Coal Energy Co. Class Hb	33,508,000	17,140,304
China Communications Construction Co. Ltd. Class H	38,426,000	26,835,147
China Communications Services Corp. Ltd. Class H	15,890,000	7,473,022
China Construction Bank Corp. Class H	610,435,760	419,224,538
China COSCO Holdings Co. Ltd. Class Ha,b	22,269,500	9,583,772
China Everbright International Ltd.	19,854,000	29,060,686
China Everbright Ltd.	11,840,000	15,621,804
China Gas Holdings Ltd.	20,044,000	31,456,558
China International Marine Containers (Group) Co. Ltd. Class H	1,699,700	4,147,933
China Life Insurance Co. Ltd. Class H	62,536,000	182,909,168
China Longyuan Power Group Corp. Ltd. Class H	20,856,000	24,884,076
China Mengniu Dairy Co. Ltd.	12,096,000	62,030,370
China Merchants Bank Co. Ltd. Class H	38,879,967	68,231,122
China Merchants Holdings (International) Co. Ltd.	10,410,000	36,953,183
China Minsheng Banking Corp. Ltd. Class Hb	43,181,700	42,953,302
China Mobile Ltd.	50,821,500	482,935,379
China National Building Material Co. Ltd. Class Hb	22,142,000	21,111,937
China Oilfield Services Ltd. Class H	14,256,000	38,666,005

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
China Overseas Grand Oceans Group Ltd.	2,981,000	$2,131,741
China Overseas Land & Investment Ltd.	35,166,960	94,475,762
China Pacific Insurance (Group) Co. Ltd. Class H	22,459,800	77,122,770
China Petroleum & Chemical Corp. Class H	214,080,800	190,053,757
China Railway Construction Corp. Ltd. Class H	16,412,000	13,618,425
China Railway Group Ltd. Class H	31,242,000	13,565,889
China Resources Cement Holdings Ltd.[b]	18,970,000	14,030,035
China Resources Enterprise Ltd.	10,918,000	30,737,890
China Resources Gas Group Ltd.	7,664,000	26,958,620
China Resources Land Ltd.	17,970,000	40,658,571
China Resources Power Holdings Co. Ltd.	17,110,999	41,316,590
China Shenhua Energy Co. Ltd. Class H	28,410,000	77,238,389
China Shipping Container Lines Co. Ltd. Class Ha,b	33,956,000	8,400,348
China State Construction International Holdings Ltd.	14,348,000	24,587,962
China Taiping Insurance Holdings Co. Ltd.[a]	6,417,200	10,732,473
China Telecom Corp. Ltd. Class H	113,576,000	49,170,584
China Unicom (Hong Kong) Ltd.	40,620,000	54,117,780
China Vanke Co. Ltd. Class B	10,684,604	15,832,000
Chongqing Changan Automobile Co. Ltd.	5,242,300	10,469,672
Chongqing Rural Commercial Bank Co. Ltd. Class H	20,781,000	8,675,429
CITIC Pacific Ltd.[b]	12,115,000	17,451,981
CITIC Securities Co. Ltd. Class H	9,282,500	19,256,190
CNOOC Ltd.	150,511,000	246,680,529

Security	Shares	Value
COSCO Pacific Ltd.	13,424,000	$17,988,494
Country Garden Holdings Co. Ltd.	38,001,381	19,683,619
CSPC Pharmaceutical Group Ltd.	4,442,000	4,006,417
CSR Corp Ltd. Class H	15,645,000	11,772,479
Datang International Power Generation Co. Ltd. Class H	23,904,000	9,609,586
Dongfeng Motor Group Co. Ltd. Class H	23,806,000	32,452,758
ENN Energy Holdings Ltd.	6,936,000	49,063,774
Evergrande Real Estate Group Ltd.[b]	54,797,388	23,370,466
Far East Horizon Ltd.	10,990,000	7,929,855
Fosun International Ltd.[b]	12,571,000	15,630,636
Franshion Properties (China) Ltd.[b]	21,850,000	6,784,971
GCL-Poly Energy Holdings Ltd.[a,b]	80,456,000	30,270,585
Geely Automobile Holdings Ltd.[b]	40,335,000	15,175,550
Golden Eagle Retail Group Ltd.[b]	5,440,000	8,453,289
GOME Electrical Appliances Holdings Ltd.[b]	82,773,200	13,864,768
Great Wall Motor Co. Ltd. Class H	8,789,500	40,091,006
Greentown China Holdings Ltd.	4,406,000	5,767,900
Guangdong Investment Ltd.[b]	24,690,110	25,832,032
Guangzhou Automobile Group Co. Ltd. Class H	20,098,742	18,645,794
Guangzhou R&F Properties Co. Ltd. Class H	8,752,800	11,864,304
Haier Electronics Group Co. Ltd.	8,214,000	24,289,407
Haitian International Holdings Ltd.[b]	1,330,000	2,875,565
Haitong Securities Co. Ltd. Class Hb	8,836,400	11,795,453
Hanergy Solar Group Ltd.[a,b]	92,082,000	12,813,802
Hengan International Group Co. Ltd.	6,306,500	68,460,147

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Huaneng Power International Inc. Class H	28,348,000	$25,312,508
Industrial and Commercial Bank of China Ltd. Class H	624,593,085	374,222,282
Inner Mongolia Yitai Coal Co. Ltd. Class B	10,375,204	12,242,741
Intime Retail Group Co. Ltd.[b]	8,561,000	8,736,333
Jiangsu Expressway Co. Ltd. Class H	9,220,000	11,737,278
Jiangxi Copper Co. Ltd. Class H	12,951,000	22,460,938
Kingboard Chemical Holdings Co. Ltd.	5,238,100	11,487,165
Kunlun Energy Co. Ltd.	27,524,000	49,153,483
Lee & Man Paper Manufacturing Ltd.	12,248,000	7,322,556
Lenovo Group Ltd.[b]	54,546,000	58,193,270
Longfor Properties Co. Ltd.[b]	13,228,500	18,237,861
New China Life Insurance Co. Ltd. Class Ha	4,528,400	14,324,379
New World China Land Ltd.	2,056,000	1,226,545
Nine Dragons Paper (Holdings) Ltd.[b]	13,898,000	10,636,978
People’s Insurance Co. Group of China Ltd. Class H	35,262,000	15,220,582
PetroChina Co. Ltd. Class H	177,054,000	186,611,569
PICC Property and Casualty Co. Ltd. Class H	27,663,200	37,782,249
Ping An Insurance (Group) Co. of China Ltd. Class H	15,778,000	128,178,906
Poly Property Group Co. Ltd.[b]	18,996,458	8,689,214
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	13,856,000	17,674,722
Shanghai Electric Group Co. Ltd. Class H	17,616,000	6,014,959
Shanghai Industrial Holdings Ltd.	5,828,000	19,862,081

Security	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,226,500	$13,603,224
Shenzhou International Group Holdings Ltd.	3,452,000	12,053,678
Shimao Property Holdings Ltd.	12,850,000	25,828,979
Shougang Fushan Resources Group Ltd.[b]	24,200,000	6,423,358
Shui On Land Ltd.	48,914,100	13,487,373
Sihuan Pharmaceutical Holdings Group Ltd.[b]	17,420,000	21,076,246
Sino Biopharmaceutical Ltd.	26,204,000	24,343,464
Sino-Ocean Land Holdings Ltd.	35,086,000	18,625,614
Sinopec Engineering Group Co. Ltd.	6,011,500	7,497,867
Sinopec Shanghai Petrochemical Co. Ltd. Class H	37,011,000	11,063,647
Sinopharm Group Co. Ltd. Class H	8,004,800	22,226,817
SOHO China Ltd.	22,900,500	17,350,093
Sun Art Retail Group Ltd.[b]	18,999,000	21,591,303
Tencent Holdings Ltd.	8,619,900	691,386,829
Tingyi (Cayman Islands) Holding Corp.	17,240,000	48,314,339
Tsingtao Brewery Co. Ltd. Class H	3,468,000	26,073,508
Uni-President China Holdings Ltd.[b]	6,890,000	6,880,190
Want Want China Holdings Ltd.[b]	51,657,000	78,539,966
Weichai Power Co. Ltd. Class H	3,650,200	13,780,463
Wumart Stores Inc. Class H	2,524,750	2,989,602
Yantai Changyu Pioneer Wine Co. Ltd. Class B	868,313	2,092,172
Yanzhou Coal Mining Co. Ltd. Class Hb	16,490,800	11,835,223
Yingde Gases Group Co. Ltd.	8,381,000	7,505,164
Yuexiu Property Co. Ltd.	45,036,000	9,284,517
Zhejiang Expressway Co. Ltd. Class H	20,174,000	17,701,850
Zhongsheng Group Holdings Ltd.[b]	5,173,500	7,425,901

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,378,000	$13,876,834
Zijin Mining Group Co. Ltd. Class Hb	55,064,000	11,990,409
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	9,489,040	7,079,138
ZTE Corp. Class Ha,b	5,502,000	11,654,722

		6,115,844,069
COLOMBIA — 0.72%
Almacenes Exito SA	1,668,686	20,554,476
Bancolombia SA	348,157	4,098,065
Bancolombia SA SP ADR[b]	236,285	11,932,392
Cementos Argos SA	3,381,887	15,196,151
Cemex Latam Holdings SAa	991,673	7,894,830
Corporacion Financiera Colombiana SA NVS	749,983	12,952,404
Ecopetrol SA	44,939,335	76,821,252
Grupo Argos SA	2,262,481	20,641,845
Grupo de Inversiones Suramericana SA	2,003,094	32,461,188
Interconexion Electrica SA ESP	2,759,077	10,241,513
Isagen SA ESP	6,692,727	9,675,680

		222,469,796
CZECH REPUBLIC — 0.27%
CEZ AS	1,445,268	39,009,569
Komercni Banka AS	150,098	36,416,453
Telefonica Czech Republic AS	535,153	8,139,199

		83,565,221
EGYPT — 0.16%
Global Telecom Holding SP GDR[a]	15,181,726	48,642,250

		48,642,250
GREECE — 0.59%
Alpha Bank AEa	13,682,798	13,852,237
Folli Follie Group[a]	287,490	10,105,355
Hellenic Petroleum SA	583,893	5,637,045
Hellenic Telecommunications Organization SAa	2,111,979	37,045,406
Jumbo SAa	940,664	17,837,998

Security	Shares	Value
National Bank of Greece SAa	2,927,548	$14,394,449
OPAP SA	1,916,090	30,169,061
Piraeus Bank SAa	8,636,325	23,856,131
Public Power Corp. SA	1,021,150	16,317,888
Titan Cement Co. SAa	429,540	13,882,271

		183,097,841
HUNGARY — 0.23%
MOL Hungarian Oil and Gas PLC	397,819	23,383,203
OTP Bank PLC	1,874,351	33,306,121
Richter Gedeon Nyrt	896,674	15,977,310

		72,666,634
INDIA — 6.35%
ACC Ltd.	385,251	6,867,761
Adani Enterprises Ltd.	1,098,745	4,507,195
Adani Ports and Special Economic Zone Ltd.	3,201,340	8,638,659
Aditya Birla Nuvo Ltd.	255,953	4,486,611
Ambuja Cements Ltd.	5,616,122	15,222,790
Apollo Hospitals Enterprise Ltd.	600,341	8,914,066
Asian Paints Ltd.	2,412,621	18,411,903
Bajaj Auto Ltd.	678,725	21,313,914
Bank of Baroda	454,748	4,043,794
Bharat Heavy Electricals Ltd.	4,711,159	12,750,838
Bharat Petroleum Corp. Ltd.	1,456,697	8,884,019
Bharti Airtel Ltd.	5,037,527	23,375,166
Cairn India Ltd.	4,021,136	21,033,435
Cipla Ltd.	2,948,649	18,282,766
Coal India Ltd.	4,394,247	17,299,069
Dabur India Ltd.	2,924,707	8,184,744
Divi’s Laboratories Ltd.	336,737	7,739,572
DLF Ltd.	3,411,300	7,768,716
Dr. Reddy’s Laboratories Ltd.	879,704	41,096,853
GAIL (India) Ltd.	2,918,631	17,458,574
GlaxoSmithKline Consumer Healthcare Ltd.	48,262	3,394,225
Godrej Consumer Products Ltd.	956,963	12,104,856
HCL Technologies Ltd.	1,924,371	48,918,082
HDFC Bank Ltd.	9,991,423	107,942,188

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Hero Motocorp Ltd.	635,988	$20,185,282
Hindalco Industries Ltd.	8,923,552	15,167,735
Hindustan Unilever Ltd.	5,301,785	46,982,985
Housing Development Finance Corp. Ltd.	12,569,138	166,148,673
ICICI Bank Ltd.	1,924,353	32,409,420
Idea Cellular Ltd.	5,843,288	12,152,304
Infosys Ltd.	3,891,297	240,135,969
ITC Ltd.	18,661,857	98,653,718
Jaiprakash Associates Ltd.	7,938,909	5,366,897
Jindal Steel & Power Ltd.	2,998,282	11,578,554
JSW Steel Ltd.	720,388	10,181,089
Kotak Mahindra Bank Ltd.	2,532,699	27,970,837
Larsen & Toubro Ltd.	2,690,424	48,167,618
LIC Housing Finance Ltd.	2,696,067	8,978,190
Mahindra & Mahindra Financial Services Ltd.	1,902,748	7,619,588
Mahindra & Mahindra Ltd.	2,566,162	40,347,287
Nestle India Ltd.	49,088	3,852,671
NTPC Ltd.	8,621,193	15,634,432
Oil & Natural Gas Corp. Ltd.	6,535,807	30,722,933
Oil India Ltd.	623,246	4,580,828
Piramal Enterprises Ltd.	348,242	3,118,614
Power Finance Corp. Ltd.	2,047,613	5,437,836
Power Grid Corp. of India Ltd.	9,132,327	13,923,925
Ranbaxy Laboratories Ltd.[a]	1,084,088	6,399,058
Reliance Capital Ltd.	826,377	4,108,552
Reliance Communications Ltd.	4,028,666	7,299,438
Reliance Industries Ltd.	10,982,409	141,745,371
Reliance Infrastructure Ltd.	730,775	4,278,771
Reliance Power Ltd.[a]	4,243,377	4,237,900
Rural Electrification Corp. Ltd.	2,445,829	7,639,763
Sesa Sterlite Ltd.	9,139,423	26,195,845
Shriram Transport Finance Co. Ltd.	1,126,107	10,742,349
Siemens Ltd.	480,792	4,807,920
State Bank of India	1,175,653	29,083,091
Sun Pharmaceuticals Industries Ltd.	5,326,523	55,405,121
Tata Consultancy Services Ltd.	4,021,717	147,667,352
Tata Motors Ltd.	6,638,240	44,656,569

Security	Shares	Value
Tata Power Co. Ltd.	7,735,889	$9,835,238
Tata Steel Ltd.	2,532,132	14,045,611
Tech Mahindra Ltd.	738,862	22,259,440
Ultratech Cement Ltd.	455,928	13,529,248
United Breweries Ltd.	552,501	7,153,631
United Spirits Ltd.	735,703	28,336,673
Wipro Ltd.	5,165,469	49,775,353
Yes Bank Ltd.	1,346,238	6,623,673

		1,963,783,148
INDONESIA — 2.60%
PT Adaro Energy Tbk	106,473,300	9,125,759
PT Astra Agro Lestari Tbk	3,570,000	7,841,761
PT Astra International Tbk	173,864,000	104,087,759
PT Bank Central Asia Tbk	110,861,000	97,644,390
PT Bank Danamon Indonesia Tbk	32,391,316	11,383,975
PT Bank Mandiri (Persero) Tbk	82,172,400	64,412,856
PT Bank Negara Indonesia (Persero) Tbk	63,903,776	25,046,273
PT Bank Rakyat Indonesia (Persero) Tbk	97,400,222	77,817,819
PT Bukit Asam (Persero) Tbk	5,412,400	4,464,099
PT Bumi Serpong Damai Tbk	53,988,000	7,138,563
PT Charoen Pokphand Indonesia Tbk	67,305,445	24,553,240
PT Global Mediacom Tbk	46,906,300	8,828,518
PT Gudang Garam Tbk	4,556,200	18,720,884
PT Indo Tambangraya Megah Tbk	3,155,900	7,068,085
PT Indocement Tunggal Prakarsa Tbk	10,625,500	20,548,064
PT Indofood CBP Sukses Makmur Tbk	5,314,900	5,116,204
PT Indofood Sukses Makmur Tbk	41,104,800	25,405,025
PT Jasa Marga (Persero) Tbk	14,886,500	6,892,492
PT Kalbe Farma Tbk	183,376,215	22,904,256
PT Lippo Karawaci Tbk	156,663,600	12,685,312
PT Matahari Department Store Tbk[a]	10,923,600	13,173,434
PT Media Nusantara Citra Tbk	30,086,700	6,569,884

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
PT Perusahaan Gas Negara (Persero) Tbk	99,507,400	$42,000,711
PT Semen Gresik (Persero) Tbk	23,650,500	30,558,834
PT Surya Citra Media Tbk	11,589,600	2,800,313
PT Telekomunikasi Indonesia (Persero) Tbk	393,752,800	78,859,097
PT Tower Bersama Infrastructure Tbk	6,263,900	3,372,330
PT Unilever Indonesia Tbk	12,028,900	29,608,564
PT United Tractors Tbk	17,310,753	28,294,559
PT XL Axiata Tbk	17,085,800	6,843,739

		803,766,799
MALAYSIA — 3.93%
AirAsia Bhd	10,362,800	8,065,051
Alliance Financial Group Bhd	7,524,800	10,518,414
AMMB Holdings Bhd	18,773,975	41,484,382
Astro Malaysia Holdings Bhd	3,695,200	3,563,813
Axiata Group Bhd	21,594,500	43,169,228
Berjaya Sports Toto Bhd	9,276,448	10,815,209
British American Tobacco (Malaysia) Bhd	1,247,700	22,848,161
Bumi Armada Bhd	8,089,100	9,628,411
CIMB Group Holdings Bhd	38,792,500	84,771,647
Dialog Group Bhd	4,935,900	5,106,883
DiGi.Com Bhd	25,566,200	40,184,932
Felda Global Ventures Holdings Bhd	9,502,800	13,341,334
Gamuda Bhd	18,771,000	25,894,985
Genting Bhd	18,445,200	56,858,392
Genting Malaysia Bhd	31,437,300	41,737,297
Genting Plantations Bhd	3,388,700	10,859,561
Hong Leong Bank Bhd	3,489,400	15,101,386
Hong Leong Financial Group Bhd	702,800	3,389,055
IHH Healthcare Bhd[a]	17,974,100	21,065,327
IJM Corp. Bhd	16,846,020	29,666,271
IOI Corp. Bhd	30,384,420	42,750,550
IOI Properties Group Bhd[a]	16,242,259	12,888,715
Kuala Lumpur Kepong Bhd	4,781,100	34,991,844
Lafarge Malaysia Bhd	3,132,500	8,355,883
Malayan Banking Bhd	35,421,200	105,728,471

Security	Shares	Value
Malaysia Airports Holdings Bhd	4,155,400	$10,627,881
Maxis Bhd	15,593,100	33,170,733
MISC Bhd[a]	7,778,400	15,074,879
MMC Corp. Bhd	10,670,400	9,086,042
Parkson Holdings Bhd	6,044,810	5,091,920
Petronas Chemicals Group Bhd	19,064,300	39,274,844
Petronas Dagangan Bhd	1,363,100	12,755,271
Petronas Gas Bhd	3,944,200	28,409,315
PPB Group Bhd	4,332,200	21,049,481
Public Bank Bhd Foreign	8,449,600	49,152,869
RHB Capital Bhd	3,517,900	8,804,145
Sapurakencana Petroleum Bhd[a]	29,226,000	39,515,086
Sime Darby Bhd	24,189,873	67,257,666
Telekom Malaysia Bhd	9,094,700	15,738,425
Tenaga Nasional Bhd	25,965,950	95,098,855
UEM Sunrise Bhd	9,212,500	6,185,716
UMW Holdings Bhd	6,107,400	21,995,214
YTL Corp. Bhd	37,200,162	17,938,732
YTL Power International Bhd[a]	28,382,460	14,726,135

		1,213,738,411
MEXICO — 4.98%
Alfa SAB de CV Series A	26,999,800	65,011,127
America Movil SAB de CV Series L	295,860,600	286,830,142
Arca Continental SAB de CV	3,631,936	19,050,576
Cemex SAB de CV CPO[a]	96,601,354	126,475,073
Coca-Cola FEMSA SAB de CV Series L	3,492,893	33,870,717
Compartamos SAB de CV	9,153,800	15,578,583
Controladora Comercial Mexicana SAB de CV BC Units	3,106,200	12,418,468
El Puerto de Liverpool SAB de CV Series C1	1,772,700	18,365,114
Fibra Uno Administracion SAB de CV	11,270,300	35,714,706
Fomento Economico Mexicano SAB de CV BD Units	16,821,800	144,146,032

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Genomma Lab Internacional SAB de CV Series Ba,b	5,709,700	$13,502,298
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,619,300	8,691,775
Grupo Aeroportuario del Sureste SAB de CV Series B	1,774,000	19,797,059
Grupo Bimbo SAB de CV Series A	11,872,200	31,150,043
Grupo Carso SAB de CV Series A1	3,165,041	16,505,984
Grupo Comercial Chedraui SAB de CV	671,400	1,959,311
Grupo Financiero Banorte SAB de CV Series O	21,037,556	136,652,581
Grupo Financiero Inbursa SAB de CV Series O	18,619,800	44,622,568
Grupo Financiero Santander Mexico SAB de CV Series B	15,716,300	34,697,670
Grupo Mexico SAB de CV Series B	33,055,388	101,655,130
Grupo Televisa SAB de CV CPO	22,684,200	133,423,877
Industrias CH SAB de CV Series Ba,b	1,334,200	8,177,915
Industrias Penoles SAB de CV	1,237,743	30,078,531
Kimberly-Clark de Mexico SAB de CV Series A	14,681,300	35,505,373
Mexichem SAB de CVb	8,564,392	27,915,873
Minera Frisco SAB de CV Series A1[a,b]	3,560,141	6,053,523
OHL Mexico SAB de CVa,b	4,620,700	11,631,775
Promotora y Operadora Infraestructura SAB de CVa	1,706,300	22,030,489
Wal-Mart de Mexico SAB de CV Series V	45,576,100	96,663,280

		1,538,175,593
PERU — 0.45%
Compania de Minas Buenaventura SA SP ADR	1,625,119	20,476,499

Security	Shares	Value
Credicorp Ltd.	583,742	$75,828,086
Southern Copper Corp.	1,417,896	43,260,007

		139,564,592
PHILIPPINES — 0.96%
Aboitiz Equity Ventures Inc.	16,575,930	21,910,605
Aboitiz Power Corp.	5,722,364	4,980,707
Alliance Global Group Inc.	12,092,180	8,127,375
Ayala Corp.	2,070,306	26,693,427
Ayala Land Inc.	44,097,500	30,132,715
Bank of the Philippine Islands	11,401,642	23,066,389
BDO Unibank Inc.	9,209,096	17,330,885
DMCI Holdings Inc.	1,980,000	3,078,571
Energy Development Corp.	9,920,200	1,300,172
Globe Telecom Inc.	461,965	17,594,724
International Container Terminal Services Inc.	6,543,810	14,213,563
JG Summit Holdings Inc.	8,553,284	8,987,320
Jollibee Foods Corp.	6,287,939	24,089,561
Metro Pacific Investments Corp.	37,033,100	3,858,047
Metropolitan Bank & Trust Co.	1,110,678	2,040,452
Philippine Long Distance Telephone Co.	369,815	22,337,207
SM Investments Corp.	1,589,835	24,719,290
SM Prime Holdings Inc.	61,704,725	20,183,466
Universal Robina Corp.	7,037,560	22,073,673

		296,718,149
POLAND — 1.86%
Alior Bank SAa,b	314,564	10,117,495
Bank Handlowy w Warszawie SA	294,229	11,202,230
Bank Millennium SAa	3,755,128	11,300,816
Bank Pekao SA	1,122,953	71,752,998
Bank Zachodni WBK SA	240,721	33,464,244
Cyfrowy Polsat SAa	1,794,260	12,029,056
ENEA SA	1,082,702	5,197,543
Eurocash SA	567,298	7,465,683
Grupa Azoty SA	147,245	2,803,042
Grupa Lotos SAa	568,206	7,705,253
Jastrzebska Spolka Weglowa SA	370,344	6,314,423
Kernel Holding SAa	389,171	4,135,868
KGHM Polska Miedz SA	1,177,961	45,589,684

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
mBank SAb	131,289	$23,688,960
Orange Polska SA	5,795,437	19,398,069
Polska Grupa Energetyczna SA	5,742,561	35,020,021
Polski Koncern Naftowy Orlen SA	2,690,800	38,929,965
Polskie Gornictwo Naftowe i Gazownictwo SA	15,394,629	25,993,249
Powszechna Kasa Oszczednosci Bank Polski SA	7,452,594	108,932,966
Powszechny Zaklad Ubezpieczen SA	476,672	69,587,326
Synthos SA	5,123,627	9,075,122
Tauron Polska Energia SA	9,472,327	15,115,582

		574,819,595
RUSSIA — 5.20%
Federal Grid Co. of Unified Energy System OJSC[a]	2,180,108,500	4,261,846
Gazprom OAO	99,255,737	384,475,031
LUKOIL OAO	4,284,395	234,036,228
Magnit OJSC SP GDR[c]	2,183,127	122,255,112
MegaFon OAO SP GDR[b,c]	734,582	21,302,878
MMC Norilsk Nickel OJSC	451,188	75,081,339
Mobile TeleSystems OJSC SP ADR	4,336,783	74,679,403
Moscow Exchange MICEX-RTS OJSC	3,302,180	5,881,038
NovaTek OAO SP GDR[c]	764,437	96,777,724
Rosneft Oil Co. OJSC	10,120,247	68,701,342
Rostelecom OJSC	9,269,460	25,536,591
RusHydro OJSC	993,126,100	15,462,431
Sberbank of Russia	90,613,721	229,864,322
Severstal OAO	1,759,113	14,572,896
Sistema JSFC SP GDR[c]	894,602	22,141,400
Surgutneftegas OJSC	59,982,110	45,651,217
Tatneft OAO Class S	12,442,310	73,121,931
Uralkali OJSC	10,845,655	49,586,863
VTB Bank OJSC	38,664,872,000	45,329,541

		1,608,719,133
SOUTH AFRICA — 7.53%
African Bank Investments Ltd.[b]	11,888,809	11,289,208
African Rainbow Minerals Ltd.	652,318	13,299,289

Security	Shares	Value
Anglo American Platinum Ltd.[a,b]	563,999	$24,126,194
AngloGold Ashanti Ltd.	3,295,149	58,453,291
Aspen Pharmacare Holdings Ltd.	2,662,554	67,668,419
Assore Ltd.[b]	177,937	7,177,611
Barclays Africa Group Ltd.	2,550,575	31,482,835
Barloworld Ltd.	1,840,102	18,425,431
Bidvest Group Ltd.	2,790,786	65,900,144
Discovery Ltd.	2,201,396	16,280,299
Exxaro Resources Ltd.[b]	1,346,318	17,925,422
FirstRand Ltd.	27,510,912	87,513,474
Foschini Group Ltd. (The)[b]	1,875,485	15,626,495
Gold Fields Ltd.	6,303,927	24,008,532
Growthpoint Properties Ltd.	12,539,795	27,433,629
Harmony Gold Mining Co. Ltd.	3,412,579	11,036,655
Impala Platinum Holdings Ltd.	4,482,497	47,571,826
Imperial Holdings Ltd.	1,752,078	27,647,005
Investec Ltd.	3,366,438	24,821,085
Kumba Iron Ore Ltd.[b]	595,155	24,688,814
Liberty Holdings Ltd.	1,078,325	12,305,358
Life Healthcare Group Holdings Ltd.	7,440,642	26,148,834
Massmart Holdings Ltd.	554,974	6,277,314
Mediclinic International Ltd.	2,530,339	15,834,421
MMI Holdings Ltd.	7,508,286	15,999,690
Mr. Price Group Ltd.	1,856,909	25,823,080
MTN Group Ltd.	14,331,912	262,708,914
Nampak Ltd.	3,033,165	10,447,749
Naspers Ltd. Class N	3,352,593	405,360,461
Nedbank Group Ltd.	2,246,599	44,129,903
Netcare Ltd.	11,625,464	24,405,168
Northam Platinum Ltd.[a]	1,942,392	7,634,491
Pick n Pay Stores Ltd.[b]	3,498,702	14,702,577
PPC Ltd.	5,182,746	14,185,094
Rand Merchant Insurance Holdings Ltd.	3,827,568	9,567,361
Redefine Properties Ltd.	16,910,000	14,860,744
Remgro Ltd.	3,780,194	65,417,671
Reunert Ltd.	1,987,983	11,713,123
RMB Holdings Ltd.	3,973,396	17,710,913
Sanlam Ltd.	16,246,285	80,008,237
Sappi Ltd.[a,b]	2,934,502	9,411,278

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Sasol Ltd.	4,706,633	$239,267,445
Shoprite Holdings Ltd.	3,799,212	49,827,355
SPAR Group Ltd. (The)	1,571,142	16,596,689
Standard Bank Group Ltd.	10,774,454	123,585,121
Steinhoff International Holdings Ltd.	9,974,950	48,195,118
Tiger Brands Ltd.	1,486,534	33,827,670
Truworths International Ltd.	4,056,303	25,942,515
Vodacom Group Ltd.[b]	2,868,623	31,934,269
Woolworths Holdings Ltd.	6,824,436	40,584,167

		2,326,788,388
SOUTH KOREA — 15.42%
AmorePacific Corp.	29,184	32,095,565
AmorePacific Group	20,725	9,707,260
BS Financial Group Inc.	1,417,210	21,108,795
Celltrion Inc.[a,b]	563,686	25,319,666
Cheil Industries Inc.	457,216	29,510,241
Cheil Worldwide Inc.[a]	801,950	18,367,848
CJ CheilJedang Corp.[b]	69,963	17,990,486
CJ Corp.	128,048	15,293,789
Coway Co. Ltd.	488,172	31,233,862
Daelim Industrial Co. Ltd.	240,034	19,809,832
Daewoo Engineering & Construction Co. Ltd.[a,b]	606,390	4,623,901
Daewoo International Corp.	340,216	13,385,548
Daewoo Securities Co. Ltd.	1,286,730	10,293,840
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	837,870	25,783,634
DGB Financial Group Inc.	1,409,590	21,655,528
Dongbu Insurance Co. Ltd.	360,568	17,327,530
Doosan Corp.	90,953	11,757,859
Doosan Heavy Industries & Construction Co. Ltd.	369,015	12,513,670
Doosan Infracore Co. Ltd.[a]	933,650	11,763,553
E-Mart Co. Ltd.	180,077	42,847,361
GS Engineering & Construction Corp.[a,b]	287,295	9,702,093
GS Holdings Corp.	420,630	19,524,325
Halla Visteon Climate Control Corp.[b]	265,117	9,872,038
Hana Financial Group Inc.	2,266,108	88,521,502
Hankook Tire Co. Ltd.	623,448	36,326,432
Hanwha Chemical Corp.[b]	717,600	14,116,721
Hanwha Corp.	343,550	11,585,761

Security	Shares	Value
Hanwha Life Insurance Co. Ltd.	1,864,900	$11,949,336
Hite Jinro Co. Ltd.[b]	91,820	2,021,330
Hyosung Corp.	210,773	14,374,028
Hyundai Department Store Co. Ltd.	118,169	15,663,619
Hyundai Development Co. Engineering & Construction[b]	435,440	11,931,260
Hyundai Engineering & Construction Co. Ltd.	614,273	33,605,193
Hyundai Glovis Co. Ltd.	111,285	24,446,213
Hyundai Heavy Industries Co. Ltd.	354,683	72,930,134
Hyundai Marine & Fire Insurance Co. Ltd.	554,570	15,117,552
Hyundai Merchant Marine Co. Ltd.[a,b]	481,408	6,042,967
Hyundai Mipo Dockyard Co. Ltd.[b]	104,543	15,473,343
Hyundai Mobis Co. Ltd.	575,103	168,894,417
Hyundai Motor Co.	1,324,779	304,047,639
Hyundai Securities Co. Ltd.[b]	579,160	3,629,584
Hyundai Steel Co.	575,817	36,679,678
Hyundai Wia Corp.	129,232	20,459,211
Industrial Bank of Korea[b]	1,467,500	18,696,019
Kangwon Land Inc.	680,820	20,344,879
KB Financial Group Inc.	3,507,165	131,087,479
KCC Corp.	34,072	16,469,463
Kia Motors Corp.	2,220,316	115,227,641
Korea Aerospace Industries Ltd.[b]	384,770	11,317,825
Korea Electric Power Corp.	2,170,205	75,220,220
Korea Gas Corp.[a]	236,886	15,400,364
Korea Investment Holdings Co. Ltd.	265,150	9,550,368
Korea Zinc Co. Ltd.	72,551	23,175,542
Korean Air Lines Co. Ltd.[a]	232,008	7,509,018
KT Corp.	110,250	3,134,508
KT Corp. SP ADR	385,200	5,423,616
KT&G Corp.	951,582	69,708,396
Kumho Petro Chemical Co. Ltd.[b]	116,724	9,709,687
LG Chem Ltd.	388,978	92,735,270

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
LG Corp.	828,232	$43,448,236
LG Display Co. Ltd.[a]	1,951,672	44,518,233
LG Electronics Inc.[b]	893,984	51,001,054
LG Household & Health Care Ltd.	81,056	34,700,320
LG Innotek Co. Ltd.[a,b]	97,983	8,389,364
LG Uplus Corp.	1,649,630	16,148,603
Lotte Chemical Corp.	142,823	27,159,784
Lotte Confectionery Co. Ltd.	4,111	6,939,599
Lotte Shopping Co. Ltd.	85,088	26,901,358
LS Corp.	129,756	8,897,554
LS Industrial Systems Co. Ltd.	145,069	8,602,218
Mirae Asset Securities Co. Ltd.	152,439	5,419,260
NAVER Corp.	236,291	180,842,854
NCsoft Corp.[b]	130,929	23,426,172
NHN Entertainment Corp.[a,b]	107,917	10,038,556
OCI Co. Ltd.[a,b]	142,047	27,544,477
ORION Corp.[b]	31,568	26,407,704
POSCO	548,873	146,023,356
S-Oil Corp.[b]	379,159	23,229,039
S1 Corp.	186,169	14,195,931
Samsung C&T Corp.	1,088,861	64,158,648
Samsung Card Co. Ltd.	293,878	9,249,931
Samsung Electro-Mechanics Co. Ltd.	510,199	32,404,208
Samsung Electronics Co. Ltd.	927,032	1,171,490,556
Samsung Engineering Co. Ltd.[a,b]	245,539	17,273,985
Samsung Fire & Marine Insurance Co. Ltd.	307,472	67,831,060
Samsung Heavy Industries Co. Ltd.	1,393,410	41,639,137
Samsung Life Insurance Co. Ltd.	511,194	48,365,896
Samsung SDI Co. Ltd.	296,511	41,525,428
Samsung Securities Co. Ltd.[b]	482,436	17,896,455
Samsung Techwin Co. Ltd.	311,969	15,401,186
Shinhan Financial Group Co. Ltd.	3,886,448	161,829,146
Shinsegae Co. Ltd.	63,308	13,373,259

Security	Shares	Value
SK C&C Co. Ltd.	185,120	$25,145,105
SK Holdings Co. Ltd.	210,853	38,022,672
SK Hynix Inc.[a]	4,473,060	162,371,030
SK Innovation Co. Ltd.	494,772	61,875,468
SK Networks Co. Ltd.[a]	730,080	5,697,018
SK Telecom Co. Ltd.	63,912	12,962,012
SK Telecom Co. Ltd. SP ADR	131,114	2,934,331
Woori Finance Holdings Co. Ltd.[a]	2,963,500	33,452,155
Woori Investment & Securities Co. Ltd.	929,971	8,032,162
Yuhan Corp.	81,410	15,061,803

		4,765,840,762
TAIWAN — 11.88%
Acer Inc.[a,b]	21,852,053	13,018,336
Advanced Semiconductor Engineering Inc.	49,891,701	49,400,985
Advantech Co. Ltd.	2,326,800	14,706,654
Asia Cement Corp.[b]	19,463,292	24,603,739
Asia Pacific Telecom Co. Ltd.	6,152,000	3,055,898
ASUSTeK Computer Inc.[b]	5,552,968	53,425,644
AU Optronics Corp.[a,b]	68,119,000	23,157,492
Catcher Technology Co. Ltd.[b]	5,263,210	38,217,249
Cathay Financial Holding Co. Ltd.	65,264,185	96,287,183
Chailease Holding Co. Ltd.[b]	6,515,200	16,020,279
Chang Hwa Commercial Bank Ltd.	36,070,761	21,191,483
Cheng Shin Rubber Industry Co. Ltd.	14,709,128	38,304,515
Cheng Uei Precision Industry Co. Ltd.	2,933,503	6,264,362
Chicony Electronics Co. Ltd.	5,634,675	14,747,829
China Airlines Ltd.[a]	17,937,347	6,157,120
China Development Financial Holding Corp.	124,429,848	36,140,427
China Life Insurance Co. Ltd.	15,574,730	14,778,978
China Motor Co. Ltd.	4,072,000	3,749,713
China Petrochemical Development Corp.[b]	17,307,725	7,540,497

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
China Steel Corp.[b]	101,508,288	$86,103,472
Chunghwa Telecom Co. Ltd.	32,823,410	99,668,418
Clevo Co.	5,923,553	11,183,155
Compal Electronics Inc.[b]	36,067,908	24,403,991
CTBC Financial Holding Co. Ltd.	108,723,755	70,154,776
CTCI Corp.[b]	1,954,000	2,692,570
Delta Electronics Inc.	15,673,000	87,164,186
E.Sun Financial Holding Co. Ltd.	36,619,076	23,024,404
Eclat Textile Co. Ltd.	1,585,000	20,193,082
Epistar Corp.[b]	6,111,345	14,361,600
EVA Airways Corp.[a]	10,930,800	5,610,071
Evergreen Marine Corp. Ltd.[a]	15,172,325	9,013,857
Far Eastern Department Stores Ltd.	10,160,796	9,272,758
Far Eastern New Century Corp.	25,524,356	26,831,828
Far EasTone Telecommunications Co. Ltd.	12,754,000	25,846,445
Farglory Land Development Co. Ltd.	8,377,727	13,714,940
Feng Hsin Iron & Steel Co. Ltd.	5,190,000	8,684,831
First Financial Holding Co. Ltd.	53,135,791	31,655,589
Formosa Chemicals & Fibre Corp.	26,417,090	67,224,161
Formosa International Hotels Corp.	236,923	2,658,717
Formosa Petrochemical Corp.[b]	7,505,000	19,271,536
Formosa Plastics Corp.	36,285,280	92,216,204
Formosa Taffeta Co. Ltd.	7,927,000	8,568,528
Foxconn Technology Co. Ltd.[b]	6,919,819	15,553,491
Fubon Financial Holding Co. Ltd.	56,252,969	78,629,389
Giant Manufacturing Co. Ltd.	3,375,203	23,004,140
Hermes Microvision Inc.	382,000	14,247,145

Security	Shares	Value
Highwealth Construction Corp.	2,870,600	$5,836,325
Hiwin Technologies Corp.	1,734,300	17,344,145
Hon Hai Precision Industry Co. Ltd.	92,339,654	256,008,018
Hotai Motor Co. Ltd.[b]	2,154,000	26,446,894
HTC Corp.[b]	6,003,708	26,949,115
Hua Nan Financial Holdings Co. Ltd.	30,624,162	17,587,313
Innolux Corp.[a,b]	50,611,958	18,041,097
Inventec Corp.	17,999,281	18,980,693
Kinsus Interconnect Technology Corp.	1,878,000	6,415,374
Largan Precision Co. Ltd.[b]	903,000	40,086,309
LCY Chemical Corp.[b]	4,276,076	5,356,033
Lite-On Technology Corp.	17,276,734	25,403,607
MediaTek Inc.	12,038,338	176,812,344
Mega Financial Holding Co. Ltd.	75,188,162	60,055,235
Merida Industry Co. Ltd.	1,712,000	11,498,845
Nan Kang Rubber Tire Co. Ltd.[a,b]	5,192,248	6,323,650
Nan Ya Plastics Corp.	40,688,160	87,156,300
Novatek Microelectronics Corp. Ltd.	4,565,000	20,943,132
Pegatron Corp.[b]	11,729,414	15,756,391
Phison Electronics Corp.	1,348,535	8,990,827
Pou Chen Corp.	19,036,220	25,414,717
Powertech Technology Inc.[b]	4,411,300	6,158,756
President Chain Store Corp.	5,162,000	32,030,365
Quanta Computer Inc.[b]	20,740,000	50,997,756
Radiant Opto-Electronics Corp.[b]	3,863,240	15,683,495
Realtek Semiconductor Corp.[b]	3,479,637	10,336,238
Ruentex Development Co. Ltd.	7,246,337	12,867,283
Ruentex Industries Ltd.	5,188,598	12,244,530
ScinoPharm Taiwan Ltd.[b]	2,547,640	7,290,263
Shin Kong Financial Holding Co. Ltd.	33,815,479	11,160,961
Siliconware Precision Industries Co. Ltd.	25,922,190	32,682,938

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Simplo Technology Co. Ltd.	2,859,202	$12,881,414
SinoPac Financial Holdings Co. Ltd.	51,827,209	24,888,966
Standard Foods Corp.[b]	2,756,914	8,016,507
Synnex Technology International Corp.	11,388,985	19,471,563
Taishin Financial Holdings Co. Ltd.	43,704,121	20,555,275
Taiwan Business Bank Ltd.[a]	19,517,811	5,829,962
Taiwan Cement Corp.	30,003,296	47,830,193
Taiwan Cooperative Financial Holding Co. Ltd.	33,563,246	18,167,445
Taiwan Fertilizer Co. Ltd.	5,754,000	12,344,379
Taiwan Glass Industry Corp.	4,456,176	4,412,347
Taiwan Mobile Co. Ltd.	14,769,600	44,409,220
Taiwan Semiconductor Manufacturing Co. Ltd.	207,284,000	738,882,831
Teco Electric and Machinery Co. Ltd.[b]	23,544,000	27,042,419
TPK Holding Co. Ltd.[b]	1,733,827	10,357,868
Transcend Information Inc.	831,000	2,534,306
TSRC Corp.[b]	7,828,850	11,278,939
U-Ming Marine Transport Corp.	3,528,000	5,915,321
Uni-President Enterprises Co.	38,107,733	63,642,857
Unimicron Technology Corp.[b]	8,487,000	5,994,514
United Microelectronics Corp.[b]	101,546,000	41,224,365
Vanguard International Semiconductor Corp.	6,365,000	9,401,074
Walsin Lihwa Corp.[a]	17,275,000	5,376,700
Wan Hai Lines Ltd.	2,365,300	1,104,660
Wistron Corp.	16,906,212	14,061,540
WPG Holdings Co. Ltd.	10,163,532	12,076,281
Yang Ming Marine Transport Corp.[a]	22,563,075	9,681,166
Yuanta Financial Holding Co. Ltd.	63,259,140	33,197,582
Yulon Motor Co. Ltd.[b]	8,813,000	15,038,356
Zhen Ding Technology Holding Ltd.	1,785,075	4,383,444

		3,670,582,110

Security	Shares	Value
THAILAND — 2.22%
Advanced Information Service PCL NVDR	8,779,000	$56,777,594
Airports of Thailand PCL NVDR	3,750,800	21,556,322
Bangkok Bank PCL Foreign	5,424,500	28,514,996
Bangkok Bank PCL NVDR[b]	4,846,700	25,551,951
Bangkok Dusit Medical Services PCL NVDR	2,681,500	10,520,521
Banpu PCL NVDR[b]	10,089,300	8,040,515
BEC World PCL NVDR	8,393,400	12,992,083
BTS Group Holdings PCL NVDR	38,944,200	9,967,328
Central Pattana PCL NVDR	11,149,200	14,096,690
Charoen Pokphand Foods PCL NVDR	23,975,600	20,025,597
CP All PCL NVDR	38,033,400	45,756,657
Glow Energy PCL NVDR	4,651,400	10,550,302
Home Product Center PCL NVDR[b]	15,274,650	4,260,515
Indorama Ventures PCL NVDR	13,070,980	8,333,376
IRPC PCL NVDR	81,342,200	8,477,041
Kasikornbank PCL Foreign	9,837,300	52,164,074
Kasikornbank PCL NVDR	5,596,500	29,247,609
Krung Thai Bank PCL NVDR	32,254,800	17,696,886
Minor International PCL NVDR	8,827,800	6,710,481
PTT Exploration & Production PCL NVDR	11,541,939	54,481,490
PTT Global Chemical PCL NVDR	13,133,530	30,192,023
PTT PCL NVDR	7,185,400	64,530,949
Siam Cement PCL Foreign (The)	2,672,800	34,900,009
Siam Cement PCL NVDR (The)[b]	1,038,700	13,690,146
Siam Commercial Bank PCL NVDR[b]	14,707,200	68,295,503
Thai Oil PCL NVDR	7,246,800	11,550,455
TMB Bank PCL NVDR	92,760,700	7,051,235
True Corp. PCL NVDR[a,b]	40,295,900	9,016,401

		684,948,749

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
TURKEY — 1.39%
Akbank TAS	15,566,798	$40,374,574
Anadolu Efes Biracilik ve Malt Sanayii AS	1,414,674	14,945,998
Arcelik AS	1,490,369	8,008,013
BIM Birlesik Magazalar AS	1,716,819	31,916,922
Coca-Cola Icecek AS	429,177	8,309,539
Emlak Konut Gayrimenkul Yatirim Ortakligi ASb	17,848,575	18,209,528
Enka Insaat ve Sanayi AS	2,719,222	8,236,329
Eregli Demir ve Celik Fabrikalari TAS[b]	13,365,047	14,665,554
Ford Otomotiv Sanayi AS	629,654	5,581,634
Haci Omer Sabanci Holding AS	6,958,421	24,705,013
KOC Holding AS	5,106,354	18,939,864
Koza Altin Isletmeleri ASb	442,124	3,798,971
Migros Ticaret ASa	1	4
TAV Havalimanlari Holding AS	1,463,420	10,351,570
Tofas Turk Otomobil Fabrikasi AS	885,412	4,275,704
Turk Hava Yollari AO	4,807,454	14,343,451
Turk Telekomunikasyon AS	3,445,469	9,279,988
Turkcell Iletisim Hizmetleri ASa,b	6,346,923	33,153,420
Turkiye Garanti Bankasi AS	20,030,102	55,038,731
Turkiye Halk Bankasi AS	5,460,077	26,862,173
Turkiye Is Bankasi AS Class C	13,502,665	25,041,217
Turkiye Petrol Rafinerileri AS	1,147,429	20,238,954
Turkiye Sise ve Cam Fabrikalari ASb	4,054,648	4,155,031
Turkiye Vakiflar Bankasi TAO Class Db	7,715,793	11,545,351
Ulker Biskuvi Sanayi AS	720,128	3,999,985
Yapi ve Kredi Bankasi ASb	9,042,902	13,572,144

		429,549,662

TOTAL COMMON STOCKS
(Cost: $29,341,078,608)		29,027,754,848

PREFERRED STOCKS — 5.69%

BRAZIL — 4.28%
AES Tiete SA	951,900	7,090,351
Banco Bradesco SA	17,617,958	205,970,220

Security	Shares	Value
Banco do Estado do Rio Grande do Sul SA Class B	1,629,200	$7,950,719
Bradespar SA	2,004,900	18,289,563
Braskem SA Class Aa	1,384,300	9,570,396
Centrais Eletricas Brasileiras SA Class B	2,014,937	7,840,658
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,061,886	44,952,871
Companhia Energetica de Minas Gerais	6,047,402	34,767,385
Companhia Energetica de Sao Paulo Class B	1,499,400	14,441,995
Companhia Paranaense de Energia Class B	873,375	9,440,376
Gerdau SA	7,412,685	45,821,563
Itau Unibanco Holding SA	21,152,502	282,787,944
Itausa — Investimentos Itau SA	24,350,744	88,500,778
Klabin SA	4,147,000	20,592,979
Lojas Americanas SA	3,295,416	20,412,958
Marcopolo SA	3,456,100	6,850,061
Metalurgica Gerdau SA	2,434,400	18,664,428
Oi SA	5,862,368	9,009,376
Petroleo Brasileiro SA	35,129,427	204,370,254
Suzano Papel e Celulose SA Class A	2,545,500	9,676,387
Telefonica Brasil SA	2,559,567	47,093,403
Usinas Siderurgicas de Minas Gerais SA Class Aa	3,330,600	13,929,778
Vale SA Class A	15,717,851	195,732,999

		1,323,757,442
CHILE — 0.10%
Embotelladora Andina SA Class B	1,839,407	7,135,035
Sociedad Quimica y Minera de Chile SA Series B	807,937	24,684,611

		31,819,646
COLOMBIA — 0.25%
Banco Davivienda SA	818,931	9,639,423
Bancolombia SA	3,084,426	38,354,776
Grupo Argos SA	913,164	8,375,892
Grupo Aval Acciones y Valores SA	14,465,153	8,548,602

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value
Grupo de Inversiones Suramericana SA	668,605	$11,070,214

		75,988,907
RUSSIA — 0.30%
AK Transneft OAO	13,473	30,439,684
Sberbank of Russia	8,511,038	17,867,241
Surgutneftegas OJSC	60,034,200	44,970,833

		93,277,758
SOUTH KOREA — 0.76%
Hyundai Motor Co. Ltd.	117,150	15,144,450
Hyundai Motor Co. Ltd. Series 2	276,780	37,595,410
LG Chem Ltd.	63,750	9,107,143
Samsung Electronics Co. Ltd.	172,641	171,913,239

		233,760,242

TOTAL PREFERRED STOCKS
(Cost: $2,072,299,498)		1,758,603,995

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa — Investimentos Itau SAa	384,288	361,915

		361,915

TOTAL RIGHTS
(Cost: $0)		361,915

SHORT-TERM INVESTMENTS — 3.73%

MONEY MARKET FUNDS — 3.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,052,228,010	1,052,228,010
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	55,162,766	55,162,766
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	46,735,968	46,735,968

		1,154,126,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,154,126,744)		1,154,126,744

Value
TOTAL INVESTMENTS IN SECURITIES — 103.34%
(Cost: $32,567,504,850)	$31,940,847,502
Other Assets, Less Liabilities — (3.34)%	(1,032,653,236)

NET ASSETS — 100.00%	$30,908,194,266

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
2,325	MSCI Emerging Markets E-Mini (Mar. 2014)	NYSE Liffe	$111,274,500	$153,097

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2014

ASSETS
Investments, at cost:
Unaffiliated	$31,413,378,106
Affiliated (Note 2)	1,154,126,744

Total cost of investments	$32,567,504,850

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$30,786,720,758
Affiliated (Note 2)	1,154,126,744

Total fair value of investments	31,940,847,502
Foreign currency, at value[b]	29,640,678
Cash	647,000
Cash pledged to broker	7,337,999
Receivables:
Investment securities sold	448,042,614
Dividends and interest	71,873,537

Total Assets	32,498,389,330

LIABILITIES
Payables:
Investment securities purchased	141,193,494
Collateral for securities on loan (Note 1)	1,107,390,776
Capital shares redeemed	324,279,382
Futures variation margin	906,750
Foreign taxes (Note 1)	61,307
Securities related to in-kind transactions (Note 4)	25,799
Investment advisory fees (Note 2)	16,337,556

Total Liabilities	1,590,195,064

NET ASSETS	$30,908,194,266

Net assets consist of:
Paid-in capital	$38,826,219,709
Distributions in excess of net investment income	(57,175,898)
Accumulated net realized loss	(7,233,573,606)
Net unrealized depreciation	(627,275,939)

NET ASSETS	$30,908,194,266

Shares outstanding[c]	777,150,000

Net asset value per share	$39.77

[a]	Securities on loan with a value of $1,039,943,814. See Note 1.
[b]	Cost of foreign currency: $29,553,174.
[c]	$0.001 par value, number of shares authorized: 2 billion.

See notes to consolidated financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

Six months ended February 28, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$329,715,043
Interest — affiliated (Note 2)	10,299
Securities lending income — affiliated (Note 2)[b]	9,073,458

338,798,800
Less: Other foreign taxes (Note 1)	(1,243,923)

Total investment income	337,554,877

EXPENSES
Investment advisory fees (Note 2)	130,400,386
Mauritius income taxes (Note 1)	644,890
Commitment fees (Note 7)	46,665

Total expenses	131,091,941
Less investment advisory fees waived (Note 2)	(298,237)

Net expenses	130,793,704

Net investment income	206,761,173

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,269,323,388)
In-kind redemptions — unaffiliated	522,035,267
Futures contracts	11,229,013
Foreign currency transactions	(13,415,057)

Net realized loss	(749,474,165)

Net change in unrealized appreciation/depreciation on:
Investments	1,712,601,295
Futures contracts	4,834,131
Translation of assets and liabilities in foreign currencies	2,483,119

Net change in unrealized appreciation/depreciation	1,719,918,545

Net realized and unrealized gain	970,444,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,177,205,553

[a]	Net of foreign withholding tax of $40,581,045.
[b]	Net of securities lending income tax paid $631,009.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	23

Consolidated Statements of Changes in Net Assets

iSHARES® MSCI EMERGING MARKETS ETF

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$206,761,173	$751,988,177
Net realized loss	(749,474,165)	(879,811,483)
Net change in unrealized appreciation/depreciation	1,719,918,545	(306,437,138)

Net increase (decrease) in net assets resulting from operations	1,177,205,553	(434,260,444)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(363,107,821)	(729,020,568)

Total distributions to shareholders	(363,107,821)	(729,020,568)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,065,174,387	15,077,037,675
Cost of shares redeemed	(10,775,270,185)	(13,366,192,611)

Net increase (decrease) in net assets from capital share transactions	(4,710,095,798)	1,710,845,064

INCREASE (DECREASE) IN NET ASSETS	(3,895,998,066)	547,564,052

NET ASSETS
Beginning of period	34,804,192,332	34,256,628,280

End of period	$30,908,194,266	$34,804,192,332

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(57,175,898)	$99,170,750

SHARES ISSUED AND REDEEMED
Shares sold	145,350,000	355,500,000
Shares redeemed	(273,600,000)	(323,550,000)

Net increase (decrease) in shares outstanding	(128,250,000)	31,950,000

See notes to consolidated financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI EMERGING MARKETS ETF

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2014 (Consolidated) (Unaudited)	Year ended Aug. 31, 2013 (Consolidated)	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$38.44	$39.22	$42.71	$40.19	$35.48	$40.07

Income from investment operations:
Net investment income[a]	0.22	0.75	0.86	0.81	0.58	0.66
Net realized and unrealized gain (loss)[b]	1.48	(0.76)	(3.53)	2.56	4.73	(4.66)

Total from investment operations	1.70	(0.01)	(2.67)	3.37	5.31	(4.00)

Less distributions from:
Net investment income	(0.37)	(0.77)	(0.82)	(0.85)	(0.60)	(0.59)

Total distributions	(0.37)	(0.77)	(0.82)	(0.85)	(0.60)	(0.59)

Net asset value, end of period	$39.77	$38.44	$39.22	$42.71	$40.19	$35.48

Total return	4.39%[c]	(0.08)%	(6.18)%	8.23%	14.97%	(9.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,908,194	$34,804,192	$34,256,628	$33,496,549	$39,766,955	$30,268,121
Ratio of expenses to average net assets[d,e]	0.67%	0.67%	0.68%	0.67%	0.68%	0.72%
Ratio of expenses to average net assets prior to waived fees[d,e]	0.67%	0.67%	0.69%	0.67%	0.68%	0.72%
Ratio of net investment income to average net assets[e]	1.06%	1.78%	2.13%	1.76%	1.45%	2.32%
Portfolio turnover rate[f]	11%	24%	15%	17%	14%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012 and August 31, 2011 were 3%, 9%, 10% and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
MSCI Emerging Markets	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any securities lending cash collateral may be

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the Fund had securities on loan with a market value of $1,039,943,814 as disclosed in the Fund’s consolidated statement of assets and liabilities. As of February 28, 2014, the value of the related collateral, as disclosed in the Fund’s consolidated schedule of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $298,237.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund, through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended February 28, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, the Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the Fund retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $4,579,204.

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Fund and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

For the six months ended February 28, 2014, BTC, the Fund’s securities lending agent, has agreed to voluntarily reimburse the Fund in the amount of $204,293, related to the foreign tax on the securities lending income. Such reimbursement is included in the “Securities lending income – affiliated” in the Fund’s consolidated statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014, were $4,217,107,650 and $6,725,717,467, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2014, were $2,880,796,515 and $5,103,974,841, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statement of assets and liabilities.

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iSHARES® MSCI EMERGING MARKETS ETF

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$1,554,579,736	$11,239,258	$29,973,301	$13,844,901	$228,196,854	$1,201,366,175	$873,167,649	$3,912,367,874

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, the cost of investments for federal income tax purposes was $33,282,086,410. Net unrealized depreciation was $1,341,238,908, of which $4,770,495,082 represented gross unrealized appreciation on securities and $6,111,733,990 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

6.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

The following table shows the value of futures contracts held by the Fund as of February 28, 2014 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$153,097

[a]

Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended February 28, 2014 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$11,229,013	$4,834,131

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 2,857 and $135,054,592, respectively.

7.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 29, 2014. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets. The Fund did not borrow under the credit agreement during the six months ended February 28, 2014.

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the Plaintiffs’ request to amend the complaint was September 17, 2013. The Plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The Plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit. The Defendants filed a response on March 17, 2014 and the Plaintiffs will have 30 days from the date of the response to reply back to the court.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	35

Supplemental Information (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.244875	$—	$0.120903	$0.365778	67%	—%	33%	100%

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-85-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI BRIC ETF | BKF | NYSE Arca
➢	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
➢	iShares MSCI Emerging Markets Consumer Discretionary ETF | EMDI | NASDAQ
➢	iShares MSCI Emerging Markets Energy Capped ETF | EMEY | NASDAQ
➢	iShares MSCI Emerging Markets Growth ETF | EGRW | NASDAQ
➢	iShares MSCI Emerging Markets Minimum Volatility ETF | EEMV | NYSE Arca
➢	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca
➢	iShares MSCI Emerging Markets Value ETF | EVAL | NASDAQ

Fund Performance Overview

iSHARES® MSCI BRIC ETF

Performance as of February 28, 2014

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 3.42%, net of fees, while the total return for the Index was 3.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.45)%	(9.74)%	(8.73)%	(9.45)%	(9.74)%	(8.73)%
5 Years	12.23%	12.27%	13.01%	78.08%	78.34%	84.33%
Since Inception	(5.44)%	(5.58)%	(5.03)%	(29.70)%	(30.34)%	(27.75)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.20	$3.43	$1,000.00	$1,021.40	$3.41	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	30.17%
Energy	19.01
Information Technology	11.05
Consumer Staples	9.43
Materials	7.85
Telecommunication Services	6.85
Industrials	4.99
Consumer Discretionary	4.81
Utilities	3.62
Health Care	2.22

TOTAL	100.00%

COUNTRY ALLOCATION

As of 2/28/14

Country	Percentage of Total Investments*

China	47.22%
Brazil	24.39
India	15.18
Russia	13.21

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ASIA ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI Emerging Markets Asia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.45%, net of fees, while the total return for the Index was 7.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.60)%	(0.42)%	(0.72)%	(0.60)%	(0.42)%	(0.72)%
Since Inception	2.50%	2.40%	2.74%	5.21%	5.01%	5.74%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.50	$2.52	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Information Technology	26.42%
Financials	25.03
Consumer Discretionary	9.33
Industrials	7.59
Energy	7.25
Materials	7.10
Consumer Staples	6.33
Telecommunication Services	6.03
Utilities	3.14
Health Care	1.78

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

China	30.90%
South Korea	25.37
Taiwan	18.56
India	9.97
Malaysia	6.17
Indonesia	4.08
Thailand	3.42
Philippines	1.53

TOTAL	100.00%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities in the consumer discretionary sector, as represented by the MSCI Emerging Markets Consumer Discretionary Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 10.65%, net of fees, while the total return for the Index was 11.03%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.49%	6.20%	7.21%	6.49%	6.20%	7.21%
Since Inception	4.42%	4.28%	5.22%	9.31%	9.00%	11.04%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,106.50	$3.50	$1,000.00	$1,021.50	$3.36	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Automobiles & Components	42.52%
Media	21.33
Retailing	17.12
Consumer Durables & Apparel	10.62
Consumer Services	8.41

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

South Korea	31.36%
South Africa	20.35
China	11.38
Taiwan	6.19
Brazil	5.52
Indonesia	5.04
Mexico	5.00
India	4.47
Malaysia	4.39
Greece	1.89

TOTAL	95.59%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Energy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities in the energy sector, as represented by the MSCI Emerging Markets Energy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -3.56%, net of fees, while the total return for the Index was -3.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(14.10)%	(13.86)%	(14.03)%	(14.10)%	(13.86)%	(14.03)%
Since Inception	(15.08)%	(15.10)%	(14.64)%	(28.56)%	(28.60)%	(27.82)%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$964.40	$3.26	$1,000.00	$1,021.50	$3.36	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Integrated Oil & Gas	53.43%
Oil & Gas Exploration & Production	16.65
Oil & Gas Refining & Marketing	16.46
Coal & Consumable Fuels	6.88
Oil & Gas Storage & Transportation	3.12
Oil & Gas Equipment & Services	1.89
Oil & Gas Drilling	1.57

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

Russia	28.79%
China	22.42
Brazil	11.50
India	7.82
South Africa	6.91
Thailand	5.32
South Korea	3.79
Malaysia	2.70
Poland	2.69
Colombia	2.35

TOTAL	94.29%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Growth ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that exhibit growth characteristics, as represented by the MSCI Emerging Markets Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.27%, net of fees, while the total return for the Index was 7.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.25)%	(4.87)%	(2.96)%	(3.25)%	(4.87)%	(2.96)%
Since Inception	1.31%	1.14%	1.91%	2.71%	2.36%	3.98%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.70	$2.52	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Information Technology	25.15%
Financials	21.58
Consumer Staples	13.44
Consumer Discretionary	11.12
Industrials	6.68
Materials	6.35
Energy	5.71
Telecommunication Services	3.93
Health Care	3.26
Utilities	2.78

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

China	20.84%
South Korea	16.60
Taiwan	11.34
Brazil	10.38
South Africa	7.41
India	6.33
Russia	5.45
Mexico	4.90
Malaysia	3.82
Indonesia	2.53

TOTAL	89.60%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregated, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 1.86%, net of fees, while the total return for the Index was 1.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.30)%	(6.95)%	(6.13)%	(6.30)%	(6.95)%	(6.13)%
Since Inception	7.97%	7.64%	8.25%	19.90%	19.05%	20.64%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.60	$1.25	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	26.58%
Consumer Staples	13.04
Telecommunication Services	12.08
Information Technology	11.23
Utilities	8.58
Health Care	6.90
Industrials	6.47
Energy	6.30
Materials	4.52
Consumer Discretionary	4.30

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

China	21.80%
Taiwan	16.34
South Korea	12.26
Malaysia	8.83
South Africa	8.62
Brazil	5.78
Chile	4.98
Indonesia	4.60
Thailand	2.89
Colombia	2.86

TOTAL	88.96%

*	Excludes money market funds.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 9.41%, net of fees, while the total return for the Index was 9.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.26)%	(3.07)%	(1.40)%	(1.26)%	(3.07)%	(1.40)%
Since Inception	0.53%	0.27%	1.05%	1.35%	0.70%	2.70%

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.10	$3.48	$1,000.00	$1,021.50	$3.36	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Discretionary	18.31%
Financials	17.81
Information Technology	16.83
Industrials	14.91
Materials	11.49
Consumer Staples	7.34
Health Care	5.60
Utilities	2.84
Energy	2.63
Telecommunication Services	2.24

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

Taiwan	21.21%
China	19.87
South Korea	16.88
South Africa	7.56
India	5.17
Brazil	5.15
Malaysia	5.01
Thailand	3.93
Indonesia	3.84
Mexico	2.15

TOTAL	90.77%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS VALUE ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets Value ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that exhibit value characteristics, as represented by the MSCI Emerging Markets Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 2.04%, net of fees, while the total return for the Index was 2.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.41)%	(12.53)%	(9.14)%	(9.41)%	(12.53)%	(9.14)%
Since Inception	(6.16)%	(6.20)%	(5.80)%	(12.26)%	(12.33)%	(11.58)%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.40	$2.45	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	30.34%
Energy	16.07
Materials	12.89
Telecommunication Services	10.44
Information Technology	8.97
Consumer Discretionary	7.34
Industrials	6.65
Utilities	4.41
Consumer Staples	2.73
Health Care	0.16

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

China	18.88%
South Korea	15.74
Taiwan	12.30
Brazil	10.22
South Africa	7.79
India	6.51
Russia	5.70
Mexico	5.17
Malaysia	4.05
Indonesia	2.74

TOTAL	89.10%

*	Excludes money market funds.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 88.87%

BRAZIL — 14.19%
ALL – America Latina Logistica SA	119,000	$343,857
AMBEV SA	1,285,565	9,289,528
Anhanguera Educacional Participacoes SA	119,000	668,866
Banco Bradesco SA	190,490	2,377,048
Banco do Brasil SA	214,289	1,898,879
Banco Santander (Brasil) SA Units	261,837	1,283,405
BB Seguridade Participacoes SA	166,600	1,661,721
BM&F Bovespa SA	523,669	2,257,426
BR Malls Participacoes SA	119,000	914,914
BR Properties SA	47,600	346,404
BRF SA	190,400	3,498,274
CCR SA	238,000	1,638,288
Centrais Eletricas Brasileiras SA	95,600	204,623
CETIP SA — Mercados Organizados	48,117	514,951
Cielo SA	95,284	2,590,126
Companhia de Saneamento Basico do Estado de Sao Paulo	95,200	876,199
Companhia de Saneamento de Minas Gerais SA	23,800	339,272
Companhia Hering SA	47,600	507,380
Companhia Siderurgica Nacional SA	190,400	833,815
Cosan SA Industria e Comercio	47,600	706,868
CPFL Energia SA	71,400	513,493
Cyrela Brazil Realty SA Empreendimentos e Participacoes	71,400	399,180
Duratex SA	71,480	332,615
EcoRodovias Infraestrutura e Logistica SA	47,600	251,652
EDP Energias do Brasil SA	71,400	272,946
Embraer SA	166,600	1,494,122
Estacio Participacoes SA	71,400	675,488
Fibria Celulose SAa	71,441	758,449
Hypermarcas SA	95,200	592,147
JBS SA	214,252	687,881

Security	Shares	Value

Kroton Educacional SA	47,600	$890,462
Localiza Rent A Car SA	47,660	635,739
Lojas Americanas SA	23,800	126,336
Lojas Renner SA	23,800	587,868
MRV Engenharia e Participacoes SA	95,200	330,918
Multiplan Empreendimentos Imobiliarios SA	23,800	469,683
Natura Cosmeticos SA	47,600	703,200
Odontoprev SA	71,400	261,943
Petroleo Brasileiro SA	785,400	4,367,443
Porto Seguro SA	23,800	330,918
Qualicorp SAa	47,600	432,801
Raia Drogasil SA	71,450	505,594
Souza Cruz SA	119,000	1,036,156
Sul America SA Units	23,872	152,981
TIM Participacoes SA	238,069	1,167,924
Totvs SA	23,800	329,695
Tractebel Energia SA	47,600	676,507
Transmissora Alianca de Energia Eletrica SA	24,400	188,432
Ultrapar Participacoes SA	95,200	2,125,291
Vale SA	357,000	5,043,236
WEG SA	47,600	623,324

		59,716,268
CHINA — 47.10%
AAC Technologies Holdings Inc.	238,000	1,077,908
Agile Property Holdings Ltd.	476,000	406,631
Agricultural Bank of China Ltd. Class H	5,712,000	2,421,384
Air China Ltd. Class H	484,000	315,555
Aluminum Corp. of China Ltd. Class Ha,b	952,000	341,005
Anhui Conch Cement Co. Ltd. Class Hb	357,000	1,301,770
Anta Sports Products Ltd.[b]	238,040	368,053
Bank of China Ltd. Class H	20,468,000	8,597,507
Bank of Communications Co. Ltd. Class H	2,384,200	1,529,860
BBMG Corp. Class H	357,000	265,874
Beijing Capital International Airport Co. Ltd. Class H	476,000	360,632
Beijing Enterprises Holdings Ltd.	119,000	1,140,774
Beijing Enterprises Water Group Ltd.	952,000	682,011

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2014

Security	Shares	Value

Belle International Holdings Ltd.	1,190,000	$1,467,366
Biostime International Holdings Ltd.[b]	56,500	504,136
Brilliance China Automotive Holdings Ltd.	952,000	1,449,886
BYD Co. Ltd. Class Ha,b	119,000	785,048
China Agri-Industries Holdings Ltd.[b]	470,800	202,004
China BlueChemical Ltd. Class H	476,000	277,834
China Cinda Asset Management Co. Ltd.[a]	1,190,000	717,583
China CITIC Bank Corp. Ltd. Class H	2,142,000	1,150,893
China Coal Energy Co. Class Hb	952,000	486,975
China Communications Construction Co. Ltd. Class H	1,190,000	831,047
China Communications Services Corp. Ltd. Class H	476,800	224,238
China Construction Bank Corp. Class H	19,516,370	13,403,116
China COSCO Holdings Co. Ltd. Class Ha,b	714,000	307,273
China Everbright International Ltd.[b]	714,000	1,045,096
China Everbright Ltd.	404,000	533,041
China Gas Holdings Ltd.	476,000	747,023
China International Marine Containers (Group) Co. Ltd. Class H	119,000	290,407
China Life Insurance Co. Ltd. Class H	2,142,000	6,265,054
China Longyuan Power Group Corp. Ltd. Class H	714,000	851,900
China Mengniu Dairy Co. Ltd.	238,000	1,220,505
China Merchants Bank Co. Ltd. Class H	1,268,456	2,226,035
China Merchants Holdings (International) Co. Ltd.	424,000	1,505,106
China Minsheng Banking Corp. Ltd. Class H	1,428,000	1,420,447
China Mobile Ltd.	1,666,000	15,831,299
China National Building Material Co. Ltd. Class H	952,000	907,712

Security	Shares	Value

China Oilfield Services Ltd. Class H	486,000	$1,318,159
China Overseas Grand Oceans Group Ltd.	238,000	170,196
China Overseas Land & Investment Ltd.	952,800	2,559,690
China Pacific Insurance (Group) Co. Ltd. Class H	714,000	2,451,743
China Petroleum & Chemical Corp. Class H	7,140,600	6,339,185
China Railway Construction Corp. Ltd. Class H	476,000	394,977
China Railway Group Ltd. Class H	952,000	413,377
China Resources Cement Holdings Ltd.	476,000	352,045
China Resources Enterprise Ltd.	458,000	1,289,426
China Resources Gas Group Ltd.	271,000	953,260
China Resources Land Ltd.	476,000	1,076,988
China Resources Power Holdings Co. Ltd.	476,200	1,149,843
China Shenhua Energy Co. Ltd. Class H	952,000	2,588,207
China Shipping Container Lines Co. Ltd. Class Ha,b	952,000	235,515
China State Construction International Holdings Ltd.	476,000	815,714
China Taiping Insurance Holdings Co. Ltd.[a,b]	238,000	398,044
China Telecom Corp. Ltd. Class H	3,808,000	1,648,602
China Unicom (Hong Kong) Ltd.	1,429,900	1,905,047
China Vanke Co. Ltd. Class B	357,001	528,989
Chongqing Changan Automobile Co. Ltd.	214,200	427,790
Chongqing Rural Commercial Bank Co. Ltd. Class H	714,000	298,073
CITIC Pacific Ltd.[b]	238,000	342,845
CITIC Securities Co. Ltd. Class H	238,000	493,722
CNOOC Ltd.	4,760,000	7,801,419
COSCO Pacific Ltd.	476,000	637,852
Country Garden Holdings Co. Ltd.	1,190,356	616,570

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2014

Security	Shares	Value

CSPC Pharmaceutical Group Ltd.	476,000	$429,323
CSR Corp Ltd. Class H	479,000	360,436
Datang International Power Generation Co. Ltd. Class H	952,000	382,711
Dongfeng Motor Group Co. Ltd. Class H	952,000	1,297,783
ENN Energy Holdings Ltd.	124,000	877,149
Evergrande Real Estate Group Ltd.[b]	1,666,000	710,530
Far East Horizon Ltd.[b]	476,000	343,459
Fosun International Ltd.[b]	476,000	591,853
Franshion Properties (China) Ltd.[b]	952,000	295,620
GCL-Poly Energy Holdings Ltd.[a]	2,618,000	984,990
Geely Automobile Holdings Ltd.	1,190,000	447,723
Golden Eagle Retail Group Ltd.	238,000	369,831
GOME Electrical Appliances Holdings Ltd.	2,856,400	478,456
Great Wall Motor Co. Ltd. Class H	293,500	1,338,724
Greentown China Holdings Ltd.	238,000	311,566
Guangdong Investment Ltd.	476,000	498,015
Guangzhou Automobile Group Co. Ltd. Class H	802,454	744,444
Guangzhou R&F Properties Co. Ltd. Class H	285,600	387,127
Haier Electronics Group Co. Ltd.	268,000	792,496
Haitong Securities Co. Ltd. Class H	380,800	508,319
Hanergy Solar Group Ltd.[a,b]	3,000,000	417,469
Hengan International Group Co. Ltd.	238,000	2,583,607
Huaneng Power International Inc. Class H	952,000	850,060
Industrial and Commercial Bank of China Ltd. Class H	19,992,050	11,978,151
Inner Mongolia Yitai Coal Co. Ltd. Class B	286,570	338,153
Intime Retail Group Co. Ltd.[b]	238,000	242,874
Jiangsu Expressway Co. Ltd. Class H	476,000	605,959
Jiangxi Copper Co. Ltd. Class H	476,000	825,527
Kingboard Chemical Holdings Co. Ltd.[b]	119,100	261,187

Security	Shares	Value

Kunlun Energy Co. Ltd.	952,000	$1,700,120
Lee & Man Paper Manufacturing Ltd.[b]	476,000	284,580
Lenovo Group Ltd.[b]	1,904,000	2,031,313
Longfor Properties Co. Ltd.	357,000	492,189
New China Life Insurance Co. Ltd. Class Ha	190,400	602,279
New World China Land Ltd.	476,000	283,967
Nine Dragons Paper (Holdings) Ltd.[b]	476,000	364,312
People’s Insurance Co. Group of China Ltd. Class H	1,190,000	513,655
PetroChina Co. Ltd. Class H	5,712,000	6,020,340
PICC Property and Casualty Co. Ltd. Class H	953,200	1,301,875
Ping An Insurance (Group) Co. of China Ltd. Class H	556,500	4,520,951
Poly Property Group Co. Ltd.	484,984	221,838
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	608,000	775,565
Shanghai Electric Group Co. Ltd. Class H	476,000	162,530
Shanghai Industrial Holdings Ltd.[b]	238,000	811,115
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	190,400	495,562
Shenzhou International Group Holdings Ltd.	238,000	831,047
Shimao Property Holdings Ltd.	357,000	717,583
Shougang Fushan Resources Group Ltd.	952,000	252,687
Shui On Land Ltd.	1,071,333	295,405
Sihuan Pharmaceutical Holdings Group Ltd.	480,000	580,746
Sino Biopharmaceutical Ltd.	952,000	884,406
Sino-Ocean Land Holdings Ltd.	833,000	442,203
Sinopec Engineering Group Co. Ltd.	238,000	296,846
Sinopec Shanghai Petrochemical Co. Ltd. Class H	747,000	223,300
Sinopharm Group Co. Ltd. Class H	285,600	793,022
SOHO China Ltd.	595,000	450,790

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2014

Security	Shares	Value

Sun Art Retail Group Ltd.[b]	595,000	$676,184
Tencent Holdings Ltd.	274,700	22,033,198
Tingyi (Cayman Islands) Holding Corp.	476,000	1,333,969
Uni-President China Holdings Ltd.	238,000	237,661
Want Want China Holdings Ltd.	1,666,000	2,533,008
Weichai Power Co. Ltd. Class H	239,775	905,214
Wumart Stores Inc. Class H	238,000	281,820
Yantai Changyu Pioneer Wine Co. Ltd. Class B	48,200	116,136
Yanzhou Coal Mining Co. Ltd. Class Hb	476,000	341,619
Yingde Gases Group Co. Ltd.	321,500	287,902
Yuexiu Property Co. Ltd.	1,452,000	299,341
Zhejiang Expressway Co. Ltd. Class H	476,000	417,670
Zhongsheng Group Holdings Ltd.[b]	119,000	170,809
Zhuzhou CSR Times Electric Co. Ltd. Class H	119,000	377,191
Zijin Mining Group Co. Ltd. Class Hb	1,429,000	311,171
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	333,200	248,578
ZTE Corp. Class Ha,b	190,440	403,403

		198,245,908
INDIA — 15.13%
ACC Ltd.	6,188	110,312
Adani Enterprises Ltd.	24,514	100,560
Adani Ports and Special Economic Zone Ltd.	109,574	295,680
Aditya Birla Nuvo Ltd.	9,282	162,705
Ambuja Cements Ltd.	180,642	489,639
Apollo Hospitals Enterprise Ltd.	21,420	318,051
Asian Paints Ltd.	83,300	635,703
Bajaj Auto Ltd.	22,610	710,019
Bank of Baroda	9,282	82,539
Bharat Heavy Electricals Ltd.	155,414	420,631
Bharat Petroleum Corp. Ltd.	47,362	288,849
Bharti Airtel Ltd.	164,934	765,328
Cairn India Ltd.	123,284	644,864
Cipla Ltd.	93,772	581,423
Coal India Ltd.	138,040	543,429

Security	Shares	Value

Dabur India Ltd.	67,103	$187,787
Divi’s Laboratories Ltd.	11,662	268,040
DLF Ltd.	117,572	267,752
Dr. Reddy’s Laboratories Ltd.	28,798	1,345,347
GAIL (India) Ltd.	96,390	576,583
GlaxoSmithKline Consumer Healthcare Ltd.	2,856	200,860
Godrej Consumer Products Ltd.	34,986	442,546
HCL Technologies Ltd.	66,164	1,681,909
HDFC Bank Ltd.	321,062	3,468,588
Hero Motocorp Ltd.	21,896	694,945
Hindalco Industries Ltd.	277,032	470,883
Hindustan Unilever Ltd.	175,644	1,556,510
Housing Development Finance Corp. Ltd.	405,552	5,360,903
ICICI Bank Ltd.	60,637	1,021,232
Idea Cellular Ltd.	184,212	383,106
Infosys Ltd.	125,426	7,740,168
ITC Ltd.	617,610	3,264,923
Jaiprakash Associates Ltd.	250,138	169,099
Jindal Steel & Power Ltd.	96,152	371,313
JSW Steel Ltd.	21,420	302,724
Kotak Mahindra Bank Ltd.	81,396	898,928
Larsen & Toubro Ltd.	85,646	1,533,351
LIC Housing Finance Ltd.	78,778	262,339
Mahindra & Mahindra Financial Services Ltd.	70,775	283,420
Mahindra & Mahindra Ltd.	83,300	1,309,710
Nestle India Ltd.	5,806	455,684
NTPC Ltd.	301,308	546,419
Oil & Natural Gas Corp. Ltd.	207,060	973,329
Oil India Ltd.	32,368	237,903
Piramal Enterprises Ltd.	20,944	187,560
Power Finance Corp. Ltd.	62,594	166,231
Power Grid Corp. of India Ltd.	321,300	489,881
Ranbaxy Laboratories Ltd.[a]	34,510	203,703
Reliance Capital Ltd.	25,480	126,681
Reliance Communications Ltd.	138,992	251,836
Reliance Industries Ltd.	354,382	4,573,861
Reliance Infrastructure Ltd.	30,226	176,977
Reliance Power Ltd.[a]	161,084	160,876
Rural Electrification Corp. Ltd.	77,597	242,381
Sesa Sterlite Ltd.	285,838	819,282
Shriram Transport Finance Co. Ltd.	34,550	329,585

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2014

Security	Shares	Value

Siemens Ltd.	17,853	$178,530
State Bank of India	37,360	924,205
Sun Pharmaceuticals Industries Ltd.	171,360	1,782,443
Tata Consultancy Services Ltd.	128,758	4,727,670
Tata Motors Ltd.	197,778	1,330,486
Tata Power Co. Ltd.	289,170	367,644
Tata Steel Ltd.	76,874	426,416
Tech Mahindra Ltd.	15,708	473,229
Ultratech Cement Ltd.	10,711	317,839
United Breweries Ltd.	17,612	228,035
United Spirits Ltd.	24,514	944,192
Wipro Ltd.	171,360	1,651,255
Yes Bank Ltd.	41,650	204,924

		63,711,755
RUSSIA — 12.45%
Federal Grid Co. of Unified Energy System OJSC[a]	76,168,500	148,900
Gazprom OAO	3,224,908	12,491,939
LUKOIL OAO	138,040	7,540,472
Magnit OJSC SP GDR[c]	71,166	3,985,296
MegaFon OAO SP GDR[c]	24,038	697,102
MMC Norilsk Nickel OJSC	14,760	2,456,184
Mobile TeleSystems OJSC SP ADR	140,658	2,422,131
Moscow Exchange MICEX-RTS OJSC	290,360	517,118
NovaTek OAO SP GDR[c]	25,228	3,193,865
Rosneft Oil Co. OJSC	318,962	2,165,275
Rostelecom OJSC	218,960	603,217
RusHydro OJSC	29,750,200	463,194
Sberbank of Russia	2,963,180	7,516,846
Severstal OAO	54,740	453,479
Sistema JSFC SP GDR[c]	33,320	824,670
Surgutneftegas OJSC	1,904,020	1,449,112
Tatneft OAO Class S	387,943	2,279,893
Uralkali OJSC	359,380	1,643,103
VTB Bank OJSC	1,316,146,001	1,543,010

		52,394,806

TOTAL COMMON STOCKS
(Cost: $396,488,176)		374,068,737

PREFERRED STOCKS — 10.87%

BRAZIL — 10.14%
AES Tiete SA	23,800	177,277

Security	Shares	Value

Banco Bradesco SA	547,408	$6,399,706
Banco do Estado do Rio Grande do Sul SA Class B	47,600	232,294
Bradespar SA	71,400	651,342
Braskem SA Class A	47,600	329,084
Centrais Eletricas Brasileiras SA Class B	47,682	185,543
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	23,856	1,009,897
Companhia Energetica de Minas Gerais	194,632	1,118,968
Companhia Energetica de Sao Paulo Class B	47,600	458,476
Companhia Paranaense de Energia Class B	23,800	257,256
Gerdau SA	238,000	1,471,199
Itau Unibanco Holding SA	690,270	9,228,224
Itausa — Investimentos Itau SA	785,633	2,855,319
Klabin SA	142,800	709,110
Lojas Americanas SA	119,070	737,561
Marcopolo SA	142,800	283,032
Metalurgica Gerdau SA	71,400	547,420
Oi SA	190,499	292,762
Petroleo Brasileiro SA	1,166,214	6,784,610
Suzano Papel e Celulose SA Class A	71,400	271,418
Telefonica Brasil SA	95,264	1,752,760
Usinas Siderurgicas de Minas Gerais SA Class A	95,200	398,161
Vale SA Class A	523,600	6,520,344

		42,671,763
RUSSIA — 0.73%
AK Transneft OAO	476	1,075,432
Sberbank of Russia	261,830	549,660
Surgutneftegas OJSC	1,927,800	1,444,090

		3,069,182

TOTAL PREFERRED STOCKS
(Cost: $56,770,520)		45,740,945

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2014

Security	Shares	Value

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	12,063	$11,361

		11,361

TOTAL RIGHTS
(Cost: $0)		11,361

SHORT-TERM INVESTMENTS — 2.48%

MONEY MARKET FUNDS — 2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	9,905,714	9,905,714
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	519,304	519,304

		10,425,018

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,425,018)		10,425,018

TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $463,683,714)		430,246,061
Other Assets, Less Liabilities — (2.22)%		(9,327,851)

NET ASSETS — 100.00%		$420,918,210

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 98.38%

CHINA — 30.80%
AAC Technologies Holdings Inc.	12,000	$54,348
Agile Property Holdings Ltd.	24,000	20,502
Agricultural Bank of China Ltd. Class H	329,000	139,467
Air China Ltd. Class H	30,000	19,559
Aluminum Corp. of China Ltd. Class Ha,b	64,000	22,925
Anhui Conch Cement Co. Ltd. Class H	19,000	69,282
Anta Sports Products Ltd.	18,000	27,831
AviChina Industry & Technology Co. Ltd. Class H	44,000	26,816
Bank of China Ltd. Class H	1,151,000	483,473
Bank of Communications Co. Ltd. Class H	133,000	85,342
BBMG Corp. Class H	18,000	13,405
Beijing Capital International Airport Co. Ltd. Class H	36,000	27,275
Beijing Enterprises Holdings Ltd.	7,500	71,898
Beijing Enterprises Water Group Ltd.	48,000	34,387
Belle International Holdings Ltd.	72,000	88,782
Biostime International Holdings Ltd.	2,500	22,307
Brilliance China Automotive Holdings Ltd.	44,000	67,012
BYD Co. Ltd. Class Ha,b	8,500	56,075
China Agri-Industries Holdings Ltd.	33,800	14,502
China BlueChemical Ltd. Class H	38,000	22,180
China Cinda Asset Management Co. Ltd.[a]	62,000	37,387
China CITIC Bank Corp. Ltd. Class H	132,000	70,923
China Coal Energy Co. Class Hb	64,000	32,738
China Communications Construction Co. Ltd. Class H	70,000	48,885
China Communications Services Corp. Ltd. Class H	36,000	16,931
China Construction Bank Corp. Class H	1,092,000	749,945
China COSCO Holdings Co. Ltd. Class Ha	44,000	18,936
China Everbright International Ltd.	45,000	65,867
China Everbright Ltd.	18,000	23,749
China Gas Holdings Ltd.	26,000	40,804

Security	Shares	Value

China International Marine Containers (Group) Co. Ltd. Class H	6,200	$15,130
China Life Insurance Co. Ltd. Class H	113,000	330,509
China Longyuan Power Group Corp. Ltd. Class H	44,000	52,498
China Mengniu Dairy Co. Ltd.	20,000	102,563
China Merchants Bank Co. Ltd. Class H	70,831	124,303
China Merchants Holdings (International) Co. Ltd.	18,000	63,896
China Minsheng Banking Corp. Ltd. Class H	79,500	79,080
China Mobile Ltd.	92,000	874,237
China National Building Material Co. Ltd. Class H	50,000	47,674
China Oilfield Services Ltd. Class H	30,000	81,368
China Overseas Grand Oceans Group Ltd.	16,000	11,442
China Overseas Land & Investment Ltd.	62,000	166,563
China Pacific Insurance (Group) Co. Ltd. Class H	40,000	137,353
China Petroleum & Chemical Corp. Class H	390,600	346,762
China Railway Construction Corp. Ltd. Class H	31,000	25,723
China Railway Group Ltd. Class H	68,000	29,527
China Resources Cement Holdings Ltd.	40,000	29,584
China Resources Enterprise Ltd.	18,000	50,676
China Resources Gas Group Ltd.	12,000	42,211
China Resources Land Ltd.	32,000	72,403
China Resources Power Holdings Co. Ltd.	30,000	72,439
China Shenhua Energy Co. Ltd. Class H	52,000	141,373
China Shipping Container Lines Co. Ltd. Class Ha,b	51,000	12,617
China State Construction International Holdings Ltd.	28,000	47,983
China Taiping Insurance Holdings Co. Ltd.[a]	14,000	23,414
China Telecom Corp. Ltd. Class H	212,000	91,781
China Unicom (Hong Kong) Ltd.	72,000	95,925

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	41,000	$17,116
CITIC Pacific Ltd.[b]	23,000	33,132
CITIC Securities Co. Ltd. Class H	15,000	31,117
CNOOC Ltd.	273,000	447,434
COSCO Pacific Ltd.	22,000	29,481
Country Garden Holdings Co. Ltd.	67,964	35,203
CSR Corp Ltd. Class H	29,000	21,822
Datang International Power Generation Co. Ltd. Class H	46,000	18,492
Dongfeng Motor Group Co. Ltd. Class H	42,000	57,255
ENN Energy Holdings Ltd.	12,000	84,885
Evergrande Real Estate Group Ltd.[b]	88,000	37,531
Far East Horizon Ltd.	22,000	15,874
Fosun International Ltd.	25,500	31,706
Franshion Properties (China) Ltd.	58,000	18,010
GCL-Poly Energy Holdings Ltd.[a,b]	151,000	56,812
Geely Automobile Holdings Ltd.	75,000	28,218
Golden Eagle Retail Group Ltd.	14,000	21,755
GOME Electrical Appliances Holdings Ltd.	139,000	23,283
Great Wall Motor Co. Ltd. Class H	17,000	77,541
Greentown China Holdings Ltd.	9,500	12,436
Guangdong Investment Ltd.	40,000	41,850
Guangzhou Automobile Group Co. Ltd. Class H	32,000	29,687
Guangzhou R&F Properties Co. Ltd. Class H	12,400	16,808
Haier Electronics Group Co. Ltd.	16,000	47,313
Haitong Securities Co. Ltd. Class H	21,600	28,833
Hanergy Solar Group Ltd.[a,b]	144,000	20,039
Hengan International Group Co. Ltd.	11,500	124,838
Huaneng Power International Inc. Class H	48,000	42,860
Industrial and Commercial Bank of China Ltd. Class H	1,125,000	674,039
Intime Retail Group Co. Ltd.[b]	13,500	13,777
Jiangsu Expressway Co. Ltd. Class H	26,000	33,099
Jiangxi Copper Co. Ltd. Class H	22,000	38,155
Kingboard Chemical Holdings Co. Ltd.	9,700	21,272
Kunlun Energy Co. Ltd.	50,000	89,292
Lee & Man Paper Manufacturing Ltd.	29,000	17,338
Lenovo Group Ltd.	96,000	102,419

Security	Shares	Value

Longfor Properties Co. Ltd.	22,000	$30,331
New China Life Insurance Co. Ltd. Class Ha	11,200	35,428
Nine Dragons Paper (Holdings) Ltd.[b]	28,000	21,430
People’s Insurance Co. Group of China Ltd. Class H	64,000	27,625
PetroChina Co. Ltd. Class H	322,000	339,382
PICC Property and Casualty Co. Ltd. Class H	48,000	65,558
Ping An Insurance (Group) Co. of China Ltd. Class H	29,000	235,593
Poly Property Group Co. Ltd.	41,000	18,754
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	28,000	35,717
Shanghai Electric Group Co. Ltd. Class H	32,000	10,926
Shanghai Industrial Holdings Ltd.	8,000	27,264
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,200	29,151
Shenzhou International Group Holdings Ltd.	9,000	31,426
Shimao Property Holdings Ltd.	23,000	46,231
Shougang Fushan Resources Group Ltd.	54,000	14,333
Shui On Land Ltd.	57,000	15,717
Sihuan Pharmaceutical Holdings Group Ltd.	29,000	35,087
Sino Biopharmaceutical Ltd.	48,000	44,592
Sino-Ocean Land Holdings Ltd.[b]	56,500	29,993
Sinopec Shanghai Petrochemical Co. Ltd. Class H	69,000	20,626
Sinopharm Group Co. Ltd. Class H	16,000	44,427
SOHO China Ltd.	34,500	26,138
Sun Art Retail Group Ltd.	37,000	42,048
Tencent Holdings Ltd.	15,600	1,251,248
Tingyi (Cayman Islands) Holding Corp.	28,000	78,469
Tsingtao Brewery Co. Ltd. Class H	6,000	45,110
Uni-President China Holdings Ltd.	13,000	12,982
Want Want China Holdings Ltd.	91,000	138,358
Weichai Power Co. Ltd. Class H	7,800	29,447
Wumart Stores Inc. Class H	11,000	13,025
Yanzhou Coal Mining Co. Ltd. Class Hb	32,000	22,966
Yingde Gases Group Co. Ltd.	17,500	15,671

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

Yuexiu Property Co. Ltd.	94,000	$19,379
Zhejiang Expressway Co. Ltd. Class H	18,000	15,794
Zhongsheng Group Holdings Ltd.[b]	6,000	8,612
Zhuzhou CSR Times Electric Co. Ltd. Class H	9,000	28,527
Zijin Mining Group Co. Ltd. Class Hb	84,000	18,291
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	19,000	14,175
ZTE Corp. Class Ha,b	10,000	21,183

		11,044,303
INDIA — 9.93%
ACC Ltd.	651	11,605
Adani Enterprises Ltd.	2,949	12,097
Adani Ports and Special Economic Zone Ltd.	5,069	13,678
Aditya Birla Nuvo Ltd.	531	9,308
Ambuja Cements Ltd.	9,163	24,837
Apollo Hospitals Enterprise Ltd.	1,043	15,487
Asian Paints Ltd.	4,170	31,823
Bajaj Auto Ltd.	1,412	44,341
Bank of Baroda	637	5,664
Bharat Heavy Electricals Ltd.	7,814	21,149
Bharat Petroleum Corp. Ltd.	2,408	14,686
Bharti Airtel Ltd.	9,767	45,321
Cairn India Ltd.	6,504	34,021
Cipla Ltd.	4,649	28,826
Coal India Ltd.	6,948	27,353
Dabur India Ltd.	5,553	15,540
Divi’s Laboratories Ltd.	527	12,113
DLF Ltd.	5,506	12,539
Dr. Reddy’s Laboratories Ltd.	1,665	77,783
GAIL (India) Ltd.	4,276	25,578
GlaxoSmithKline Consumer Healthcare Ltd.	144	10,127
Godrej Consumer Products Ltd.	1,598	20,213
HCL Technologies Ltd.	3,730	94,818
HDFC Bank Ltd.	17,930	193,706
Hero Motocorp Ltd.	1,236	39,229
Hindalco Industries Ltd.	13,708	23,300
Hindustan Unilever Ltd.	9,826	87,075
Housing Development Finance Corp. Ltd.	22,974	303,688
ICICI Bank Ltd.	3,380	56,925
Idea Cellular Ltd.	9,219	19,173

Security	Shares	Value

Infosys Ltd.	7,054	$435,310
ITC Ltd.	34,669	183,274
Jaiprakash Associates Ltd.	13,030	8,809
Jindal Steel & Power Ltd.	4,894	18,899
JSW Steel Ltd.	1,066	15,066
Kotak Mahindra Bank Ltd.	5,076	56,059
Larsen & Toubro Ltd.	4,645	83,161
LIC Housing Finance Ltd.	4,303	14,329
Mahindra & Mahindra Financial Services Ltd.	3,648	14,608
Mahindra & Mahindra Ltd.	4,949	77,812
Nestle India Ltd.	350	27,470
NTPC Ltd.	14,604	26,484
Oil & Natural Gas Corp. Ltd.	12,573	59,102
Oil India Ltd.	1,757	12,914
Piramal Enterprises Ltd.	948	8,490
Power Finance Corp. Ltd.	3,768	10,007
Power Grid Corp. of India Ltd.	22,646	34,528
Ranbaxy Laboratories Ltd.[a]	1,645	9,710
Reliance Capital Ltd.	1,357	6,747
Reliance Communications Ltd.	7,732	14,009
Reliance Industries Ltd.	20,111	259,564
Reliance Infrastructure Ltd.	1,636	9,579
Reliance Power Ltd.[a]	8,059	8,049
Rural Electrification Corp. Ltd.	4,226	13,200
Sesa Sterlite Ltd.	14,736	42,237
Shriram Transport Finance Co. Ltd.	1,731	16,513
Siemens Ltd.	1,020	10,200
State Bank of India	2,266	56,056
Sun Pharmaceuticals Industries Ltd.	9,901	102,988
Tata Consultancy Services Ltd.	7,255	266,385
Tata Motors Ltd.	12,249	82,401
Tata Power Co. Ltd.	13,302	16,912
Tata Steel Ltd.	5,202	28,855
Tech Mahindra Ltd.	841	25,337
Ultratech Cement Ltd.	539	15,994
United Breweries Ltd.	799	10,345
United Spirits Ltd.	1,381	53,191
Wipro Ltd.	9,828	94,704

		3,561,301
INDONESIA — 4.06%
PT Adaro Energy Tbk	205,500	17,613
PT Astra Agro Lestari Tbk	6,000	13,179
PT Astra International Tbk	312,500	187,086
PT Bank Central Asia Tbk	194,500	171,312

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

PT Bank Danamon Indonesia Tbk	51,000	$17,924
PT Bank Mandiri (Persero) Tbk	138,500	108,567
PT Bank Negara Indonesia (Persero) Tbk	106,500	41,741
PT Bank Rakyat Indonesia (Persero) Tbk	174,500	139,417
PT Bukit Asam (Persero) Tbk	9,000	7,423
PT Bumi Serpong Damai Tbk	86,000	11,371
PT Charoen Pokphand Indonesia Tbk	105,500	38,487
PT Global Mediacom Tbk	93,500	17,598
PT Gudang Garam Tbk	8,500	34,926
PT Indo Tambangraya Megah Tbk	8,000	17,917
PT Indocement Tunggal Prakarsa Tbk	25,500	49,313
PT Indofood CBP Sukses Makmur Tbk	20,000	19,252
PT Indofood Sukses Makmur Tbk	66,000	40,792
PT Jasa Marga (Persero) Tbk	33,000	15,279
PT Kalbe Farma Tbk	379,000	47,338
PT Lippo Karawaci Tbk	269,000	21,781
PT Matahari Department Store Tbk[a]	28,000	33,767
PT Media Nusantara Citra Tbk	65,500	14,303
PT Perusahaan Gas Negara (Persero) Tbk	177,000	74,709
PT Semen Gresik (Persero) Tbk	46,500	60,083
PT Telekomunikasi Indonesia (Persero) Tbk	713,500	142,897
PT Unilever Indonesia Tbk	23,000	56,613
PT United Tractors Tbk	25,000	40,863
PT XL Axiata Tbk	37,500	15,021

		1,456,572
MALAYSIA — 6.15%
AirAsia Bhd	16,000	12,452
Alliance Financial Group Bhd	17,700	24,742
AMMB Holdings Bhd	23,400	51,706
Astro Malaysia Holdings Bhd	30,300	29,223
Axiata Group Bhd	40,100	80,163
Berjaya Sports Toto Bhd	7,268	8,474
British American Tobacco (Malaysia) Bhd	1,800	32,962
Bumi Armada Bhd[a]	13,900	16,545
CIMB Group Holdings Bhd	74,600	163,020
Dialog Group Bhd	25,200	26,073
DiGi.Com Bhd	54,500	85,663
Felda Global Ventures Holdings Bhd	22,400	31,448

Security	Shares	Value

Gamuda Bhd	25,900	$35,730
Genting Bhd	31,100	95,868
Genting Malaysia Bhd	47,000	62,399
Genting Plantations Bhd	3,900	12,498
Hong Leong Bank Bhd	8,500	36,786
Hong Leong Financial Group Bhd	4,000	19,289
IHH Healthcare Bhd[a]	38,900	45,590
IJM Corp. Bhd	13,600	23,950
IOI Corp. Bhd	45,100	63,455
IOI Properties Group Bhd[a]	19,399	15,394
Kuala Lumpur Kepong Bhd	7,300	53,427
Lafarge Malaysia Bhd	6,300	16,805
Malayan Banking Bhd	67,000	199,988
Malaysia Airports Holdings Bhd	7,700	19,694
Maxis Bhd	34,200	72,753
MISC Bhd[a]	15,000	29,071
MMC Corp. Bhd	14,000	11,921
Parkson Holdings Bhd	8,800	7,413
Petronas Chemicals Group Bhd	42,800	88,173
Petronas Dagangan Bhd	4,000	37,430
Petronas Gas Bhd	9,700	69,867
PPB Group Bhd	7,700	37,413
Public Bank Bhd Foreign	15,500	90,166
RHB Capital Bhd	10,800	27,029
Sapurakencana Petroleum Bhd[a]	55,400	74,904
Sime Darby Bhd	41,500	115,387
Telekom Malaysia Bhd	15,700	27,169
Tenaga Nasional Bhd	43,800	160,415
UEM Sunrise Bhd	20,800	13,966
UMW Holdings Bhd	7,600	27,371
YTL Corp. Bhd	67,553	32,575
YTL Power International Bhd[a]	34,300	17,796

		2,204,163
PHILIPPINES — 1.53%
Aboitiz Equity Ventures Inc.	33,840	44,731
Aboitiz Power Corp.	28,100	24,458
Alliance Global Group Inc.	27,900	18,752
Ayala Corp.	2,560	33,007
Ayala Land Inc.	93,100	63,617
Bank of the Philippine Islands	11,140	22,537
BDO Unibank Inc.	25,670	48,309
DMCI Holdings Inc.	12,000	18,658
Energy Development Corp.	103,600	13,578
Globe Telecom Inc.	490	18,663

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

International Container Terminal Services Inc.	10,500	$22,807
JG Summit Holdings Inc.	32,026	33,651
Jollibee Foods Corp.	5,490	21,033
Metro Pacific Investments Corp.	114,200	11,897
Metropolitan Bank & Trust Co.	4,784	8,789
Philippine Long Distance Telephone Co.	725	43,791
SM Investments Corp.	2,253	35,030
SM Prime Holdings Inc.	82,050	26,838
Universal Robina Corp.	11,810	37,043

		547,189
SOUTH KOREA — 24.01%
AmorePacific Corp.	50	54,988
AmorePacific Group	36	16,862
BS Financial Group Inc.	2,450	36,492
Celltrion Inc.[a]	1,048	47,074
Cheil Industries Inc.	704	45,438
Cheil Worldwide Inc.[a]	1,340	30,691
CJ CheilJedang Corp.	110	28,286
CJ Corp.	230	27,471
Coway Co. Ltd.	787	50,353
Daelim Industrial Co. Ltd.	391	32,269
Daewoo Engineering & Construction Co. Ltd.[a]	1,880	14,336
Daewoo International Corp.	770	30,295
Daewoo Securities Co. Ltd.	2,650	21,200
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,440	44,313
DGB Financial Group Inc.	1,920	29,497
Dongbu Insurance Co. Ltd.	692	33,255
Doosan Corp.	148	19,133
Doosan Heavy Industries & Construction Co. Ltd.	802	27,197
Doosan Infracore Co. Ltd.[a]	2,500	31,499
E-Mart Co. Ltd.	310	73,761
GS Engineering & Construction Corp.[a]	576	19,452
GS Holdings Corp.	773	35,880
Halla Visteon Climate Control Corp.	510	18,991
Hana Financial Group Inc.	4,158	162,425
Hankook Tire Co. Ltd.	978	56,985
Hanwha Chemical Corp.	1,430	28,131
Hanwha Corp.	870	29,340
Hanwha Life Insurance Co. Ltd.	3,140	20,120

Security	Shares	Value

Hite Jinro Co. Ltd.	290	$6,384
Hyosung Corp.	376	25,642
Hyundai Department Store Co. Ltd.	212	28,101
Hyundai Development Co. Engineering & Construction	920	25,208
Hyundai Engineering & Construction Co. Ltd.	1,151	62,968
Hyundai Glovis Co. Ltd.	217	47,669
Hyundai Heavy Industries Co. Ltd.	647	133,037
Hyundai Marine & Fire Insurance Co. Ltd.	840	22,898
Hyundai Merchant Marine Co. Ltd.[a]	795	9,979
Hyundai Mipo Dockyard Co. Ltd.[b]	181	26,790
Hyundai Mobis Co. Ltd.	1,047	307,480
Hyundai Motor Co.	2,368	543,475
Hyundai Securities Co. Ltd.	1,500	9,400
Hyundai Steel Co.	1,096	69,815
Hyundai Wia Corp.	246	38,945
Industrial Bank of Korea	2,950	37,583
Kangwon Land Inc.	1,470	43,928
KB Financial Group Inc.[b]	5,670	211,928
KCC Corp.	65	31,419
Kia Motors Corp.	4,058	210,598
Korea Aerospace Industries Ltd.	770	22,649
Korea Electric Power Corp.	3,860	133,789
Korea Gas Corp.[a]	435	28,280
Korea Investment Holdings Co. Ltd.	750	27,014
Korea Zinc Co. Ltd.	137	43,763
Korean Air Lines Co. Ltd.[a]	418	13,529
KT Corp.	1,120	31,843
KT&G Corp.	1,668	122,190
Kumho Petro Chemical Co. Ltd.	230	19,133
LG Chem Ltd.	723	172,369
LG Corp.	1,508	79,108
LG Display Co. Ltd.[a]	3,580	81,661
LG Electronics Inc.	1,647	93,960
LG Household & Health Care Ltd.	147	62,931
LG Innotek Co. Ltd.[a]	173	14,812
LG Uplus Corp.	3,150	30,836
Lotte Chemical Corp.	254	48,302
Lotte Confectionery Co. Ltd.	12	20,257
Lotte Shopping Co. Ltd.	161	50,902
LS Corp.	255	17,486
LS Industrial Systems Co. Ltd.	276	16,366
Mirae Asset Securities Co. Ltd.	460	16,353

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

NAVER Corp.	424	$324,504
NCsoft Corp.	234	41,868
NHN Entertainment Corp.[a]	180	16,744
OCI Co. Ltd.[a]	241	46,733
ORION Corp.[a]	54	45,173
POSCO	1,014	269,767
S-Oil Corp.	648	39,699
S1 Corp.	137	10,447
Samsung C&T Corp.	1,825	107,534
Samsung Card Co. Ltd.	510	16,052
Samsung Electro-Mechanics Co. Ltd.	901	57,225
Samsung Electronics Co. Ltd.	1,673	2,114,170
Samsung Engineering Co. Ltd.[a]	431	30,321
Samsung Fire & Marine Insurance Co. Ltd.	555	122,438
Samsung Heavy Industries Co. Ltd.	2,250	67,237
Samsung Life Insurance Co. Ltd.	954	90,261
Samsung SDI Co. Ltd.	496	69,463
Samsung Securities Co. Ltd.	911	33,794
Samsung Techwin Co. Ltd.	379	18,710
Shinhan Financial Group Co. Ltd.	6,470	269,407
Shinsegae Co. Ltd.	112	23,659
SK C&C Co. Ltd.	339	46,047
SK Holdings Co. Ltd.	410	73,934
SK Hynix Inc.[a]	8,180	296,932
SK Innovation Co. Ltd.	944	118,055
SK Networks Co. Ltd.[a]	2,230	17,401
SK Telecom Co. Ltd.	153	31,030
Woori Finance Holdings Co. Ltd.[a]	5,770	65,132
Woori Investment & Securities Co. Ltd.	2,460	21,247
Yuhan Corp.	107	19,796

		8,611,294
TAIWAN — 18.49%
Acer Inc.[a]	36,000	21,447
Advanced Semiconductor Engineering Inc.	87,434	86,574
Advantech Co. Ltd.	6,000	37,923
Asia Cement Corp.	26,990	34,118
ASUSTeK Computer Inc.	11,000	105,832
AU Optronics Corp.[a]	124,000	42,155
Catcher Technology Co. Ltd.	10,000	72,612
Cathay Financial Holding Co. Ltd.	118,185	174,364
Chailease Holding Co. Ltd.	11,700	28,769
Chang Hwa Commercial Bank Ltd.	90,956	53,436

Security	Shares	Value

Cheng Shin Rubber Industry Co. Ltd.	27,776	$72,332
Cheng Uei Precision Industry Co. Ltd.	7,059	15,074
Chicony Electronics Co. Ltd.	7,522	19,688
China Airlines Ltd.[a]	34,000	11,671
China Development Financial Holding Corp.	206,200	59,890
China Life Insurance Co. Ltd.	34,626	32,857
China Motor Co. Ltd.	4,000	3,683
China Petrochemical Development Corp.	25,800	11,240
China Steel Corp.	175,046	148,481
Chunghwa Telecom Co. Ltd.	57,000	173,081
Clevo Co.	12,322	23,263
Compal Electronics Inc.	57,000	38,567
CTBC Financial Holding Co. Ltd.	198,218	127,902
CTCI Corp.	10,000	13,780
Delta Electronics Inc.	28,000	155,720
E.Sun Financial Holding Co. Ltd.	62,680	39,410
Eclat Textile Co. Ltd.	2,000	25,480
Epistar Corp.	13,000	30,550
EVA Airways Corp.[a]	30,000	15,397
Evergreen Marine Corp. Ltd.[a]	24,000	14,258
Far Eastern Department Stores Ltd.	18,869	17,220
Far Eastern New Century Corp.	41,656	43,790
Far EasTone Telecommunications Co. Ltd.	24,000	48,637
Farglory Land Development Co. Ltd.	8,530	13,964
Feng Hsin Iron & Steel Co. Ltd.	3,000	5,020
First Financial Holding Co. Ltd.	97,743	58,230
Formosa Chemicals & Fibre Corp.	47,950	122,020
Formosa International Hotels Corp.	1,100	12,344
Formosa Petrochemical Corp.	16,000	41,085
Formosa Plastics Corp.	64,400	163,668
Formosa Taffeta Co. Ltd.	15,000	16,214
Foxconn Technology Co. Ltd.	11,115	24,983
Fubon Financial Holding Co. Ltd.	100,396	140,332
Giant Manufacturing Co. Ltd.	4,000	27,263
Highwealth Construction Corp.	7,200	14,639
Hiwin Technologies Corp.	3,193	31,932
Hon Hai Precision Industry Co. Ltd.	167,400	464,110
Hotai Motor Co. Ltd.	4,000	49,112
HTC Corp.	10,000	44,888
Hua Nan Financial Holdings Co. Ltd.	90,615	52,040
Innolux Corp.[a]	99,019	35,296
Inventec Corp.	38,980	41,105

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

Kinsus Interconnect Technology Corp.	6,000	$20,496
Largan Precision Co. Ltd.	2,000	88,785
LCY Chemical Corp.	9,199	11,522
Lite-On Technology Corp.	31,324	46,059
MediaTek Inc.	21,176	311,021
Mega Financial Holding Co. Ltd.	137,542	109,859
Merida Industry Co. Ltd.	3,000	20,150
Nan Kang Rubber Tire Co. Ltd.[a]	2,879	3,506
Nan Ya Plastics Corp.	72,090	154,421
Novatek Microelectronics Corp. Ltd.	9,000	41,290
Pegatron Corp.	28,000	37,613
Pou Chen Corp.	30,000	40,052
Powertech Technology Inc.	10,000	13,961
President Chain Store Corp.	9,000	55,845
Quanta Computer Inc.	37,000	90,980
Radiant Opto-Electronics Corp.	8,363	33,951
Realtek Semiconductor Corp.	10,140	30,121
Ruentex Development Co. Ltd.	12,633	22,432
Ruentex Industries Ltd.	9,855	23,257
ScinoPharm Taiwan Ltd.	4,160	11,904
Shin Kong Financial Holding Co. Ltd.	89,282	29,468
Siliconware Precision Industries Co. Ltd.	41,000	51,693
Simplo Technology Co. Ltd.	5,200	23,427
SinoPac Financial Holdings Co. Ltd.	87,797	42,163
Standard Foods Corp.	8,352	24,286
Synnex Technology International Corp.	19,000	32,484
Taishin Financial Holdings Co. Ltd.	88,549	41,647
Taiwan Business Bank Ltd.[a]	54,254	16,206
Taiwan Cement Corp.	47,000	74,926
Taiwan Cooperative Financial Holding Co. Ltd.	84,840	45,923
Taiwan Fertilizer Co. Ltd.	11,000	23,599
Taiwan Glass Industry Corp.	11,450	11,337
Taiwan Mobile Co. Ltd.	25,000	75,170
Taiwan Semiconductor Manufacturing Co. Ltd.	375,000	1,336,722
Teco Electric and Machinery Co. Ltd.	29,000	33,309
TPK Holding Co. Ltd.	2,591	15,479
Transcend Information Inc.	3,000	9,149
TSRC Corp.	8,600	12,390
U-Ming Marine Transport Corp.	8,000	13,413
Uni-President Enterprises Co.	66,039	110,290

Security	Shares	Value

Unimicron Technology Corp.	17,000	$12,007
United Microelectronics Corp.	180,000	73,074
Vanguard International Semiconductor Corp.	10,000	14,770
Walsin Lihwa Corp.[a]	44,000	13,695
Wan Hai Lines Ltd.	15,000	7,005
Wistron Corp.	39,945	33,224
WPG Holdings Co. Ltd.	20,000	23,764
Yang Ming Marine Transport Corp.[a]	18,000	7,723
Yuanta Financial Holding Co. Ltd.	123,000	64,549
Yulon Motor Co. Ltd.	10,000	17,064
Zhen Ding Technology Holding Ltd.	7,455	18,307

		6,632,934
THAILAND — 3.41%
Advanced Information Service PCL NVDR	16,200	104,772
Airports of Thailand PCL NVDR	6,200	35,632
Bangkok Bank PCL Foreign	7,700	40,477
Bangkok Bank PCL NVDR	9,700	51,139
Bangkok Dusit Medical Services PCL NVDR	4,900	19,224
Banpu PCL NVDR	17,600	14,026
BEC World PCL NVDR	14,600	22,599
BTS Group Holdings PCL NVDR	82,800	21,192
Central Pattana PCL NVDR	19,200	24,276
Charoen Pokphand Foods PCL NVDR	38,900	32,491
CP All PCL NVDR	69,400	83,493
Glow Energy PCL NVDR	7,400	16,785
Home Product Center PCL NVDR	37,566	10,478
Indorama Ventures PCL NVDR	19,800	12,623
IRPC PCL NVDR	135,600	14,131
Kasikornbank PCL Foreign	17,800	94,388
Kasikornbank PCL NVDR	9,700	50,693
Krung Thai Bank PCL NVDR	48,950	26,857
Minor International PCL NVDR	31,900	24,249
PTT Exploration & Production PCL NVDR	22,810	107,670
PTT Global Chemical PCL NVDR	21,900	50,345
PTT PCL NVDR	13,300	119,445
Siam Cement PCL Foreign (The)	4,900	63,982
Siam Cement PCL NVDR (The)	2,100	27,678
Siam Commercial Bank PCL NVDR	26,100	121,200
Thai Oil PCL NVDR	12,300	19,604

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2014

Security	Shares	Value

True Corp. PCL NVDR[a]	64,400	$14,410

		1,223,859

TOTAL COMMON STOCKS
(Cost: $34,733,893)		35,281,615

PREFERRED STOCKS — 1.27%

SOUTH KOREA — 1.27%
Hyundai Motor Co. Ltd.	344	44,470
Hyundai Motor Co. Ltd. Series 2	575	78,103
LG Chem Ltd.	100	14,286
Samsung Electronics Co. Ltd.	319	317,655

		454,514

TOTAL PREFERRED STOCKS
(Cost: $291,450)		454,514

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	426,064	426,064
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	22,337	22,337

		448,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $448,401)		448,401

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $35,473,744)		36,184,530
Other Assets, Less Liabilities — (0.90)%		(321,336)

NET ASSETS — 100.00%		$35,863,194

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 96.63%

BRAZIL — 4.79%
Anhanguera Educacional Participacoes SA	6,606	$37,130
Companhia Hering SA	2,200	23,450
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,800	26,836
Estacio Participacoes SA	4,400	41,627
Kroton Educacional SA	3,000	56,122
Lojas Americanas SA	2,200	11,678
Lojas Renner SA	2,002	49,450
MRV Engenharia e Participacoes SA	5,402	18,777

		265,070
CHILE — 1.78%
S.A.C.I. Falabella SA	11,824	98,533

		98,533
CHINA — 11.35%
Anta Sports Products Ltd.	14,002	21,650
Belle International Holdings Ltd.	76,001	93,715
Brilliance China Automotive Holdings Ltd.	48,000	73,104
BYD Co. Ltd. Class Ha,b	8,000	52,776
Chongqing Changan Automobile Co. Ltd.	14,000	27,960
Dongfeng Motor Group Co. Ltd. Class H	44,001	59,983
Geely Automobile Holdings Ltd.	80,001	30,099
Golden Eagle Retail Group Ltd.	10,000	15,539
GOME Electrical Appliances Holdings Ltd.	166,000	27,806
Great Wall Motor Co. Ltd. Class H	17,002	77,550
Guangzhou Automobile Group Co. Ltd. Class H	36,001	33,399
Haier Electronics Group Co. Ltd.	16,001	47,316
Intime Retail Group Co. Ltd.	17,001	17,349
Shenzhou International Group Holdings Ltd.	10,000	34,918
Zhongsheng Group Holdings Ltd.	10,000	14,354

		627,518
GREECE — 1.88%
Folli Follie Group[b]	480	16,872
Jumbo SAb	1,586	30,076
OPAP SA	3,632	57,186

		104,134

Security	Shares	Value

INDIA — 4.46%
Bajaj Auto Ltd.	1,364	$42,834
Hero Motocorp Ltd.	1,320	41,895
Mahindra & Mahindra Ltd.	5,002	78,645
Tata Motors Ltd.	12,398	83,403

		246,777
INDONESIA — 5.03%
PT Astra International Tbk	326,000	195,168
PT Global Mediacom Tbk	117,000	22,021
PT Matahari Department Store Tbk[b]	23,200	27,978
PT Media Nusantara Citra Tbk	73,000	15,941
PT Surya Citra Media Tbk	71,000	17,155

		278,263
MALAYSIA — 4.38%
Astro Malaysia Holdings Bhd	25,800	24,883
Berjaya Sports Toto Bhd	10,032	11,696
Genting Bhd	33,400	102,957
Genting Malaysia Bhd	48,601	64,525
Parkson Holdings Bhd	9,201	7,751
UMW Holdings Bhd	8,401	30,255

		242,067
MEXICO — 4.99%
El Puerto de Liverpool SAB de CV Series C1	3,001	31,090
Grupo Televisa SAB de CV CPO	41,602	244,695

		275,785
PHILIPPINES — 0.48%
Jollibee Foods Corp.	6,841	26,208

		26,208
POLAND — 0.36%
Cyfrowy Polsat SAb	2,944	19,737

		19,737
SOUTH AFRICA — 20.30%
Foschini Group Ltd. (The)	3,085	25,704
Imperial Holdings Ltd.	3,050	48,128
Mr. Price Group Ltd.	3,877	53,915
Naspers Ltd. Class N	6,399	773,700
Steinhoff International Holdings Ltd.	21,010	101,512
Truworths International Ltd.	7,188	45,972
Woolworths Holdings Ltd.	12,370	73,563

		1,122,494
SOUTH KOREA — 28.88%
Cheil Worldwide Inc.[b]	1,480	33,898
Coway Co. Ltd.	877	56,112

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

February 28, 2014

Security	Shares	Value

Halla Visteon Climate Control Corp.	620	$23,087
Hankook Tire Co. Ltd.	1,208	70,386
Hyundai Department Store Co. Ltd.	252	33,403
Hyundai Mobis Co. Ltd.	1,102	323,632
Hyundai Motor Co.	2,490	571,475
Hyundai Wia Corp.	248	39,262
Kangwon Land Inc.	1,562	46,677
Kia Motors Corp.	4,252	220,666
LG Electronics Inc.	1,714	97,782
Lotte Shopping Co. Ltd.	180	56,909
Shinsegae Co. Ltd.	112	23,659

		1,596,948
TAIWAN — 6.17%
Cheng Shin Rubber Industry Co. Ltd.	26,754	69,671
China Motor Co. Ltd.	10,002	9,210
Eclat Textile Co. Ltd.	2,000	25,480
Far Eastern Department Stores Ltd.	16,569	15,121
Formosa International Hotels Corp.	1	11
Formosa Taffeta Co. Ltd.	14,002	15,135
Giant Manufacturing Co. Ltd.	4,001	27,269
Hotai Motor Co. Ltd.	4,001	49,124
Merida Industry Co. Ltd.	4,000	26,867
Nan Kang Rubber Tire Co. Ltd.[b]	10,939	13,323
Pou Chen Corp.	34,000	45,393
Ruentex Industries Ltd.	8,760	20,673
Yulon Motor Co. Ltd.	14,001	23,891

		341,168
THAILAND — 1.04%
BEC World PCL NVDR	15,801	24,458
Home Product Center PCL NVDR	47,833	13,342
Minor International PCL NVDR	25,800	19,612

		57,412
TURKEY — 0.74%
Arcelik AS	3,758	20,192
Ford Otomotiv Sanayi AS	1,200	10,638
Tofas Turk Otomobil Fabrikasi AS	2,128	10,276

		41,106

TOTAL COMMON STOCKS
(Cost: $5,083,834)		5,343,220

PREFERRED STOCKS — 3.12%

BRAZIL — 0.72%
Lojas Americanas SA	6,401	39,650

		39,650

Security	Shares	Value

SOUTH KOREA — 2.40%
Hyundai Motor Co. Ltd.	386	$49,900
Hyundai Motor Co. Ltd. Series 2	612	83,129

		133,029

TOTAL PREFERRED STOCKS
(Cost: $133,137)		172,679

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	50,189	50,189
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,631	2,631
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,034	1,034

		53,854

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,854)		53,854

TOTAL INVESTMENTS IN SECURITIES — 100.73%
(Cost: $5,270,825)		5,569,753
Other Assets, Less Liabilities — (0.73)%		(40,245)

NET ASSETS — 100.00%		$5,529,508

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 91.77%

BRAZIL — 6.05%
Cosan SA Industria e Comercio	700	$10,395
Petroleo Brasileiro SA	10,502	58,399
Ultrapar Participacoes SA	1,601	35,742

		104,536
CHILE — 1.72%
Empresas Copec SA	2,223	29,716

		29,716
CHINA — 22.35%
China Coal Energy Co. Class Ha	25,000	12,788
China Oilfield Services Ltd. Class H	10,001	27,125
China Petroleum & Chemical Corp. Class H	96,402	85,583
China Shenhua Energy Co. Ltd. Class H	16,500	44,859
CNOOC Ltd.	69,001	113,089
Kunlun Energy Co. Ltd.	6,000	10,715
PetroChina Co. Ltd. Class H	78,000	82,211
Yanzhou Coal Mining Co. Ltd. Class Ha	14,002	10,049

		386,419
COLOMBIA — 2.34%
Ecopetrol SA	23,653	40,434

		40,434
GREECE — 0.39%
Hellenic Petroleum SA	698	6,739

		6,739
HUNGARY — 0.77%
MOL Hungarian Oil and Gas PLC	228	13,402

		13,402
INDIA — 7.80%
Bharat Petroleum Corp. Ltd.	1,296	7,904
Cairn India Ltd.	2,705	14,149
Coal India Ltd.	2,855	11,239
Oil & Natural Gas Corp. Ltd.	4,016	18,878
Oil India Ltd.	940	6,909
Reliance Industries Ltd.	5,867	75,723

		134,802
INDONESIA — 1.20%
PT Adaro Energy Tbk	107,002	9,171
PT Bukit Asam (Persero) Tbk	6,500	5,361
PT Indo Tambangraya Megah Tbk	2,800	6,271

		20,803
MALAYSIA — 2.69%
Bumi Armada Bhd[b]	7,201	8,571

Security	Shares	Value

Petronas Dagangan Bhd	1,501	$14,046
Sapurakencana Petroleum Bhd[b]	17,701	23,933

		46,550

POLAND — 2.68%
Grupa Lotos SAb	507	6,875
Polski Koncern Naftowy Orlen SA	1,591	23,018
Polskie Gornictwo Naftowe i Gazownictwo SA	9,757	16,475

		46,368

RUSSIA — 26.21%
Gazprom OAO	48,320	187,171
LUKOIL OAO	1,983	108,322
NovaTek OAO SP GDR[c]	422	53,425
Rosneft Oil Co. OJSC	5,532	37,554
Surgutneftegas OJSC	36,602	27,857
Tatneft OAO Class S	6,621	38,911

		453,240

SOUTH AFRICA — 6.89%
Exxaro Resources Ltd.	840	11,184
Sasol Ltd.	2,124	107,976

		119,160

SOUTH KOREA — 3.78%
GS Holdings Corp.	290	13,461
S-Oil Corp.	263	16,112
SK Innovation Co. Ltd.	286	35,767

		65,340

TAIWAN — 0.89%
Formosa Petrochemical Corp.	6,000	15,407

		15,407

THAILAND — 5.30%
Banpu PCL NVDR	9,700	7,730
IRPC PCL NVDR	67,100	6,993
PTT Exploration & Production PCL NVDR	6,533	30,838
PTT PCL NVDR	4,102	36,839
Thai Oil PCL NVDR	5,801	9,246

		91,646

TURKEY — 0.71%
Turkiye Petrol Rafinerileri AS	699	12,329

		12,329

TOTAL COMMON STOCKS
(Cost: $2,078,392)		1,586,891

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

February 28, 2014

Security	Shares	Value

PREFERRED STOCKS — 7.91%

BRAZIL — 5.42%
Petroleo Brasileiro SA	16,100	$93,664

		93,664
RUSSIA — 2.49%
AK Transneft OAO	8	18,074
Surgutneftegas OJSC	33,402	25,021

		43,095

TOTAL PREFERRED STOCKS
(Cost: $262,080)		136,759

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	22,522	22,522
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	1,181	1,181
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	991	991

		24,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,694)		24,694

TOTAL INVESTMENTS IN SECURITIES — 101.11%
(Cost: $2,365,166)		1,748,344
Other Assets, Less Liabilities — (1.11)%		(19,127)

NET ASSETS — 100.00%		$1,729,217

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 95.31%

BRAZIL — 7.26%
ALL – America Latina Logistica SA	1,400	$4,045
AMBEV SA	13,500	97,551
Anhanguera Educacional Participacoes SA	1,200	6,745
Banco Bradesco SA	880	10,981
BB Seguridade Participacoes SA	1,800	17,954
BR Malls Participacoes SA	1,200	9,226
BR Properties SA	600	4,367
BRF SA	1,800	33,072
CCR SA	2,600	17,897
CETIP SA — Mercados Organizados	600	6,421
Cielo SA	1,080	29,358
Companhia Hering SA	400	4,264
Companhia Siderurgica Nacional SA	600	2,628
Cosan SA Industria e Comercio	400	5,940
Cyrela Brazil Realty SA Empreendimentos e Participacoes	800	4,473
Duratex SA	840	3,909
EcoRodovias Infraestrutura e Logistica SA	400	2,115
Embraer SA	1,200	10,762
Estacio Participacoes SA	600	5,676
Fibria Celulose SAa	800	8,493
Hypermarcas SA	1,000	6,220
JBS SA	1,800	5,779
Kroton Educacional SA	600	11,224
Localiza Rent A Car SA	410	5,469
Lojas Americanas SA	400	2,123
Lojas Renner SA	400	9,880
Multiplan Empreendimentos Imobiliarios SA	200	3,947
Natura Cosmeticos SA	400	5,909
Odontoprev SA	800	2,935
Qualicorp SAa	400	3,637
Raia Drogasil SA	600	4,246
Souza Cruz SA	600	5,224
Totvs SA	400	5,541
Ultrapar Participacoes SA	1,000	22,325
WEG SA	600	7,857

		388,193
CHILE — 1.33%
Banco de Credito e Inversiones	57	3,119
Cencosud SA	3,256	9,923

Security	Shares	Value

Compania Cervecerias Unidas SA	429	$4,856
Empresas CMPC SA	1,660	4,003
Empresas Copec SA	1,190	15,907
LATAM Airlines Group SA	932	14,442
S.A.C.I. Falabella SA	2,274	18,950

		71,200
CHINA — 20.78%
AAC Technologies Holdings Inc.[b]	2,000	9,058
Air China Ltd. Class H	4,000	2,608
Anhui Conch Cement Co. Ltd. Class Hb	4,000	14,586
AviChina Industry & Technology Co. Ltd. Class H	8,000	4,876
Beijing Capital International Airport Co. Ltd. Class H	8,000	6,061
Beijing Enterprises Holdings Ltd.	2,000	19,173
Beijing Enterprises Water Group Ltd.	8,000	5,731
Belle International Holdings Ltd.	14,000	17,263
Brilliance China Automotive Holdings Ltd.	8,000	12,184
BYD Co. Ltd. Class Ha,b	1,000	6,597
China Cinda Asset Management Co. Ltd.[a]	6,000	3,618
China Everbright International Ltd.	8,000	11,710
China Gas Holdings Ltd.	8,000	12,555
China Life Insurance Co. Ltd. Class H	22,000	64,347
China Longyuan Power Group Corp. Ltd. Class H	8,000	9,545
China Mengniu Dairy Co. Ltd.	4,000	20,513
China Merchants Holdings (International) Co. Ltd.	4,000	14,199
China Minsheng Banking Corp. Ltd. Class H	4,000	3,979
China Oilfield Services Ltd. Class H	4,000	10,849
China Overseas Grand Oceans Group Ltd.	2,000	1,430
China Overseas Land & Investment Ltd.	12,000	32,238
China Pacific Insurance (Group) Co. Ltd. Class H	7,200	24,723
China Railway Construction Corp. Ltd. Class H	6,000	4,979
China Railway Group Ltd. Class H	12,000	5,211
China Resources Enterprise Ltd.	4,000	11,261
China Resources Gas Group Ltd.	4,000	14,070

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2014

Security	Shares	Value

China Resources Land Ltd.	4,000	$9,050
China Resources Power Holdings Co. Ltd.	4,000	9,658
China Shipping Container Lines Co. Ltd. Class Ha,b	14,000	3,463
China State Construction International Holdings Ltd.	4,000	6,855
China Taiping Insurance Holdings Co. Ltd.[a]	2,400	4,014
China Unicom (Hong Kong) Ltd.	12,000	15,988
CITIC Securities Co. Ltd. Class H	3,000	6,223
CNOOC Ltd.	52,000	85,226
Country Garden Holdings Co. Ltd.	14,000	7,252
CSPC Pharmaceutical Group Ltd.	4,000	3,608
CSR Corp Ltd. Class H	6,000	4,515
Dongfeng Motor Group Co. Ltd. Class H	8,000	10,906
ENN Energy Holdings Ltd.	4,000	28,295
Evergrande Real Estate Group Ltd.[b]	8,000	3,412
GCL-Poly Energy Holdings Ltd.[a]	18,000	6,772
Geely Automobile Holdings Ltd.	20,000	7,525
Golden Eagle Retail Group Ltd.	2,000	3,108
Great Wall Motor Co. Ltd. Class H	3,000	13,684
Greentown China Holdings Ltd.	2,000	2,618
Guangzhou Automobile Group Co. Ltd. Class H	4,000	3,711
Haier Electronics Group Co. Ltd.	2,000	5,914
Haitong Securities Co. Ltd. Class H	2,400	3,204
Hanergy Solar Group Ltd.[a,b]	32,000	4,453
Hengan International Group Co. Ltd.	2,000	21,711
Huaneng Power International Inc. Class H	8,000	7,143
Intime Retail Group Co. Ltd.	3,000	3,061
Kunlun Energy Co. Ltd.	8,000	14,287
Lee & Man Paper Manufacturing Ltd.	4,000	2,391
Lenovo Group Ltd.	20,000	21,337
Longfor Properties Co. Ltd.	4,000	5,515
New China Life Insurance Co. Ltd. Class Ha	1,800	5,694
People’s Insurance Co. Group of China Ltd. Class H	14,000	6,043
PICC Property and Casualty Co. Ltd. Class H	8,000	10,926
Ping An Insurance (Group) Co. of China Ltd. Class H	5,000	40,620

Security	Shares	Value

Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	$10,205
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,600	4,164
Shenzhou International Group Holdings Ltd.	2,000	6,984
Shimao Property Holdings Ltd.	4,000	8,040
Sihuan Pharmaceutical Holdings Group Ltd.	6,000	7,259
Sino Biopharmaceutical Ltd.	8,000	7,432
Sino-Ocean Land Holdings Ltd.	7,000	3,716
Sinopec Engineering Group Co. Ltd.	2,000	2,495
Sinopec Shanghai Petrochemical Co. Ltd. Class H	12,000	3,587
Sinopharm Group Co. Ltd. Class H	3,200	8,885
Sun Art Retail Group Ltd.	7,000	7,955
Tencent Holdings Ltd.	3,000	240,625
Tingyi (Cayman Islands) Holding Corp.	4,000	11,210
Uni-President China Holdings Ltd.	4,000	3,994
Want Want China Holdings Ltd.	18,000	27,367
Weichai Power Co. Ltd. Class H	2,000	7,551
Wumart Stores Inc. Class H	2,000	2,368
Yingde Gases Group Co. Ltd.	3,000	2,686
Zhongsheng Group Holdings Ltd.	2,000	2,871
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	6,339
ZTE Corp. Class Ha,b	1,600	3,389

		1,110,668
COLOMBIA — 0.66%
Almacenes Exito SA	404	4,976
Bancolombia SA	394	4,638
Cementos Argos SA	1,006	4,520
Cemex Latam Holdings SAa	424	3,375
Corporacion Financiera Colombiana SA NVS	176	3,040
Ecopetrol SA	3,926	6,711
Interconexion Electrica SA ESP	654	2,428
Isagen SA ESP	3,778	5,462

		35,150
CZECH REPUBLIC — 0.31%
Komercni Banka AS	56	13,587
Telefonica Czech Republic AS	206	3,133

		16,720

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2014

Security	Shares	Value

GREECE — 0.53%
Hellenic Petroleum SA	250	$2,413
Hellenic Telecommunications Organization SAa	344	6,034
Jumbo SAa	276	5,234
National Bank of Greece SAa	978	4,809
Public Power Corp. SA	340	5,433
Titan Cement Co. SAa	140	4,525

		28,448
HUNGARY — 0.23%
MOL Hungarian Oil and Gas PLC	116	6,818
Richter Gedeon Nyrt	306	5,453

		12,271
INDIA — 6.31%
Adani Ports and Special Economic Zone Ltd.	1,216	3,281
Apollo Hospitals Enterprise Ltd.	113	1,678
Asian Paints Ltd.	800	6,105
Bharti Airtel Ltd.	1,708	7,925
Cipla Ltd.	972	6,027
Dabur India Ltd.	1,222	3,420
Divi’s Laboratories Ltd.	190	4,367
Dr. Reddy’s Laboratories Ltd.	290	13,548
GlaxoSmithKline Consumer Healthcare Ltd.	32	2,250
Godrej Consumer Products Ltd.	338	4,275
HCL Technologies Ltd.	624	15,862
HDFC Bank Ltd.	3,325	35,922
Hindustan Unilever Ltd.	1,866	16,536
Housing Development Finance Corp. Ltd.	4,254	56,233
Idea Cellular Ltd.	2,042	4,247
ITC Ltd.	6,298	33,294
Kotak Mahindra Bank Ltd.	814	8,990
Mahindra & Mahindra Financial Services Ltd.	650	2,603
Nestle India Ltd.	36	2,825
Ranbaxy Laboratories Ltd.[a]	198	1,169
Sun Pharmaceuticals Industries Ltd.	1,748	18,182
Tata Consultancy Services Ltd.	1,350	49,569
Tata Motors Ltd.	2,074	13,952
Tech Mahindra Ltd.	276	8,315
Ultratech Cement Ltd.	96	2,849
United Breweries Ltd.	263	3,405
United Spirits Ltd.	270	10,399

		337,228

Security	Shares	Value

INDONESIA — 2.52%
PT Astra International Tbk	19,000	$11,375
PT Bank Central Asia Tbk	36,000	31,708
PT Bank Rakyat Indonesia (Persero) Tbk	10,000	7,990
PT Bumi Serpong Damai Tbk	24,000	3,173
PT Charoen Pokphand Indonesia Tbk	21,000	7,661
PT Global Mediacom Tbk	18,000	3,388
PT Indocement Tunggal Prakarsa Tbk	4,000	7,735
PT Indofood CBP Sukses Makmur Tbk	4,000	3,851
PT Jasa Marga (Persero) Tbk	6,000	2,778
PT Kalbe Farma Tbk	70,000	8,743
PT Lippo Karawaci Tbk	61,000	4,939
PT Matahari Department Store Tbk[a]	4,000	4,824
PT Media Nusantara Citra Tbk	16,000	3,494
PT Perusahaan Gas Negara (Persero) Tbk	15,000	6,331
PT Semen Gresik (Persero) Tbk	8,000	10,337
PT Surya Citra Media Tbk	14,000	3,383
PT Tower Bersama Infrastructure Tbk[a]	6,000	3,230
PT Unilever Indonesia Tbk	4,000	9,846

		134,786
MALAYSIA — 3.81%
AirAsia Bhd	2,800	2,179
Astro Malaysia Holdings Bhd	5,000	4,822
Axiata Group Bhd	7,200	14,393
British American Tobacco (Malaysia) Bhd	200	3,662
Bumi Armada Bhd[a]	3,600	4,285
Dialog Group Bhd	5,400	5,587
DiGi.Com Bhd	9,200	14,461
Felda Global Ventures Holdings Bhd	3,400	4,773
Gamuda Bhd	4,500	6,208
Genting Bhd	3,200	9,864
Genting Malaysia Bhd	8,200	10,887
Genting Plantations Bhd	800	2,564
Hong Leong Bank Bhd	1,600	6,924
IHH Healthcare Bhd[a]	6,000	7,032
IJM Corp. Bhd	2,000	3,522
Kuala Lumpur Kepong Bhd	1,600	11,710
Malaysia Airports Holdings Bhd	1,600	4,092
Maxis Bhd	3,000	6,382

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2014

Security	Shares	Value

MMC Corp. Bhd	2,200	$1,873
Petronas Chemicals Group Bhd	7,200	14,833
Petronas Dagangan Bhd	600	5,615
Petronas Gas Bhd	1,800	12,965
Public Bank Bhd Foreign	3,000	17,452
Sapurakencana Petroleum Bhd[a]	10,400	14,061
Telekom Malaysia Bhd	2,200	3,807
UEM Sunrise Bhd	4,800	3,223
UMW Holdings Bhd	1,800	6,483

		203,659
MEXICO — 4.88%
America Movil SAB de CV Series Lb	50,800	49,249
Coca-Cola FEMSA SAB de CV Series L	800	7,758
Compartamos SAB de CV	3,000	5,106
El Puerto de Liverpool SAB de CV Series C1	600	6,216
Fibra Uno Administracion SAB de CV	3,800	12,042
Fomento Economico Mexicano SAB de CV BD Units	1,800	15,424
Genomma Lab Internacional SAB de CV Series Ba,b	2,200	5,203
Grupo Bimbo SAB de CV Series A	4,800	12,594
Grupo Carso SAB de CV Series A1	1,000	5,215
Grupo Financiero Banorte SAB de CV Series O	4,600	29,880
Grupo Financiero Inbursa SAB de CV Series O	4,200	10,065
Grupo Televisa SAB de CV CPO	7,200	42,349
Kimberly-Clark de Mexico SAB de CV Series A	1,600	3,869
Mexichem SAB de CVb	3,200	10,430
Minera Frisco SAB de CV Series A1[a]	1,800	3,061
Promotora y Operadora Infraestructura SAB de CVa	800	10,329
Wal-Mart de Mexico SAB de CV Series Vb	15,200	32,238

		261,028
PERU — 0.48%
Credicorp Ltd.	200	25,980

		25,980
PHILIPPINES — 0.93%
Alliance Global Group Inc.	5,000	3,361
Ayala Corp.	220	2,836
Ayala Land Inc.	16,000	10,933

Security	Shares	Value

Bank of the Philippine Islands	1,722	$3,484
International Container Terminal Services Inc.	2,400	5,213
Jollibee Foods Corp.	1,240	4,750
SM Investments Corp.	348	5,411
SM Prime Holdings Inc.	20,400	6,673
Universal Robina Corp.	2,200	6,900

		49,561
POLAND — 1.78%
Alior Bank SAa	118	3,795
Bank Handlowy w Warszawie SA	136	5,178
Bank Millennium SAa	1,094	3,292
Bank Pekao SA	350	22,364
Bank Zachodni WBK SA	78	10,843
Cyfrowy Polsat SAa	644	4,317
Eurocash SA	200	2,632
Grupa Azoty SA	124	2,361
Kernel Holding SAa	102	1,084
mBank SA	40	7,217
Polskie Gornictwo Naftowe i Gazownictwo SA	5,246	8,858
Powszechna Kasa Oszczednosci Bank Polski SA	1,598	23,358

		95,299
RUSSIA — 5.13%
Magnit OJSC SP GDR[c]	748	41,888
MegaFon OAO SP GDR[c]	264	7,656
Mobile TeleSystems OJSC SP ADR	1,474	25,382
NovaTek OAO SP GDR[c]	260	32,916
Rosneft Oil Co. OJSC	3,180	21,587
Rostelecom OJSC	3,420	9,422
RusHydro OJSC	242,000	3,768
Sberbank of Russia	31,040	78,741
Severstal OAO	380	3,148
Sistema JSFC SP GDR[c]	336	8,316
Tatneft OAO Class S	4,100	24,095
VTB Bank OJSC	14,740,000	17,281

		274,200
SOUTH AFRICA — 7.39%
Anglo American Platinum Ltd.[a,b]	150	6,417
AngloGold Ashanti Ltd.	764	13,553
Aspen Pharmacare Holdings Ltd.	810	20,586
Assore Ltd.	80	3,227
Bidvest Group Ltd.	840	19,835
Discovery Ltd.	1,046	7,736

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2014

Security	Shares	Value

FirstRand Ltd.	8,344	$26,543
Foschini Group Ltd. (The)	602	5,016
Harmony Gold Mining Co. Ltd.	938	3,034
Impala Platinum Holdings Ltd.	480	5,094
Imperial Holdings Ltd.	158	2,493
Life Healthcare Group Holdings Ltd.	2,630	9,243
Massmart Holdings Ltd.	318	3,597
Mediclinic International Ltd.	1,030	6,446
Mr. Price Group Ltd.	692	9,623
Naspers Ltd. Class N	1,150	139,046
Netcare Ltd.	2,136	4,484
Northam Platinum Ltd.[a]	829	3,258
Pick n Pay Stores Ltd.[b]	754	3,168
Rand Merchant Insurance Holdings Ltd.	1,164	2,909
Remgro Ltd.	1,278	22,116
RMB Holdings Ltd.	1,690	7,533
Sanlam Ltd.	5,518	27,175
Shoprite Holdings Ltd.	1,234	16,184
SPAR Group Ltd. (The)	516	5,451
Truworths International Ltd.	1,282	8,199
Woolworths Holdings Ltd.	2,182	12,976

		394,942
SOUTH KOREA — 16.10%
AmorePacific Corp.	8	8,798
AmorePacific Group	6	2,810
Celltrion Inc.[a]	179	8,040
Cheil Industries Inc.	133	8,584
Cheil Worldwide Inc.[a]	180	4,123
CJ CheilJedang Corp.	24	6,172
CJ Corp.	44	5,255
Coway Co. Ltd.	152	9,725
Daewoo Engineering & Construction Co. Ltd.[a]	420	3,203
Daewoo International Corp.	100	3,934
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	300	9,232
Doosan Corp.	34	4,395
Doosan Infracore Co. Ltd.[a]	150	1,890
E-Mart Co. Ltd.	60	14,276
Halla Visteon Climate Control Corp.	80	2,979
Hankook Tire Co. Ltd.	212	12,353
Hyundai Department Store Co. Ltd.	20	2,651
Hyundai Glovis Co. Ltd.	36	7,908
Hyundai Heavy Industries Co. Ltd.	46	9,459

Security	Shares	Value

Hyundai Merchant Marine Co. Ltd.[a]	111	$1,393
Hyundai Mipo Dockyard Co. Ltd.	38	5,624
Hyundai Wia Corp.	44	6,966
Kia Motors Corp.	280	14,531
Korea Aerospace Industries Ltd.	100	2,942
Korea Electric Power Corp.	710	24,609
Korean Air Lines Co. Ltd.[a]	80	2,589
Kumho Petro Chemical Co. Ltd.	48	3,993
LG Chem Ltd.	136	32,423
LG Display Co. Ltd.[a]	700	15,967
LG Household & Health Care Ltd.	26	11,131
LG Innotek Co. Ltd.[a]	30	2,569
LG Uplus Corp.	720	7,048
Lotte Chemical Corp.	46	8,748
Lotte Confectionery Co. Ltd.	2	3,376
LS Industrial Systems Co. Ltd.	46	2,728
NAVER Corp.	80	61,227
NCsoft Corp.	44	7,873
OCI Co. Ltd.[a]	50	9,696
ORION Corp.	10	8,365
S1 Corp.	17	1,296
Samsung C&T Corp.	357	21,035
Samsung Electro-Mechanics Co. Ltd.	134	8,511
Samsung Electronics Co. Ltd.	312	394,275
Samsung SDI Co. Ltd.	48	6,722
Samsung Techwin Co. Ltd.	106	5,233
SK C&C Co. Ltd.	52	7,063
SK Hynix Inc.[a]	1,520	55,176
Yuhan Corp.	9	1,665

		860,561
TAIWAN — 11.31%
Acer Inc.[a]	4,000	2,383
Cathay Financial Holding Co. Ltd.	28,496	42,041
Chailease Holding Co. Ltd.	2,200	5,410
Cheng Shin Rubber Industry Co. Ltd.	6,900	17,969
China Airlines Ltd.[a]	12,000	4,119
China Steel Corp.	10,000	8,482
Clevo Co.	2,080	3,927
Delta Electronics Inc.	6,000	33,369
E.Sun Financial Holding Co. Ltd.	13,200	8,300
Epistar Corp.	2,000	4,700
EVA Airways Corp.[a]	6,000	3,079
Far Eastern Department Stores Ltd.	4,120	3,760
Formosa Chemicals & Fibre Corp.	6,000	15,268
Formosa Petrochemical Corp.	4,000	10,271

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2014

Security	Shares	Value

Formosa Plastics Corp.	8,000	$20,331
Giant Manufacturing Co. Ltd.	2,000	13,631
Hiwin Technologies Corp.	51	510
MediaTek Inc.	4,000	58,750
Nan Kang Rubber Tire Co. Ltd.[a]	2,234	2,721
Nan Ya Plastics Corp.	14,000	29,989
President Chain Store Corp.	2,000	12,410
Ruentex Industries Ltd.	2,190	5,168
Standard Foods Corp.	2,300	6,688
Taiwan Fertilizer Co. Ltd.	2,000	4,291
Taiwan Semiconductor Manufacturing Co. Ltd.	72,000	256,651
Uni-President Enterprises Co.	12,720	21,243
Vanguard International Semiconductor Corp.	2,000	2,954
Yang Ming Marine Transport Corp.[a]	6,000	2,574
Yulon Motor Co. Ltd.	2,000	3,413

		604,402
THAILAND — 2.22%
Advanced Information Service PCL NVDR	2,800	18,109
Airports of Thailand PCL NVDR	1,400	8,046
Bangkok Dusit Medical Services PCL NVDR	1,000	3,923
BEC World PCL NVDR	3,200	4,953
Central Pattana PCL NVDR	4,400	5,563
Charoen Pokphand Foods PCL NVDR	5,600	4,677
CP All PCL NVDR	12,800	15,399
Home Product Center PCL NVDR	10,733	2,994
Indorama Ventures PCL NVDR	4,200	2,678
IRPC PCL NVDR	30,000	3,127
Kasikornbank PCL Foreign	2,800	14,848
Minor International PCL NVDR	4,800	3,649
Siam Cement PCL Foreign (The)	1,200	15,669
Siam Commercial Bank PCL NVDR	2,400	11,145
TMB Bank PCL NVDR	34,800	2,645
True Corp. PCL NVDR[a]	5,600	1,253

		118,678
TURKEY — 1.35%
Akbank TAS	3,174	8,232
Anadolu Efes Biracilik ve Malt Sanayii AS	602	6,360
Arcelik AS	666	3,579
BIM Birlesik Magazalar AS	620	11,526

Security	Shares	Value

Coca-Cola Icecek AS	196	$3,795
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,420	4,509
Eregli Demir ve Celik Fabrikalari TAS	3,828	4,201
Koza Altin Isletmeleri AS	106	911
TAV Havalimanlari Holding AS	512	3,622
Turk Hava Yollari AO	586	1,748
Turkcell Iletisim Hizmetleri ASa	694	3,625
Turkiye Garanti Bankasi AS	6,594	18,119
Ulker Biskuvi Sanayi AS	386	2,144

		72,371

TOTAL COMMON STOCKS
(Cost: $4,901,775)		5,095,345

PREFERRED STOCKS — 4.36%

BRAZIL — 3.08%
Banco Bradesco SA	2,270	26,539
Braskem SA Class A	600	4,148
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	400	16,933
Itau Unibanco Holding SA	7,220	96,524
Klabin SA	1,400	6,952
Lojas Americanas SA	1,200	7,433
Marcopolo SA	1,200	2,379
Suzano Papel e Celulose SA Class A	1,000	3,801

		164,709
CHILE — 0.20%
Embotelladora Andina SA Class B	632	2,451
Sociedad Quimica y Minera de Chile SA Series B	262	8,005

		10,456
COLOMBIA — 0.33%
Bancolombia SA	950	11,813
Grupo Aval Acciones y Valores SA	10,148	5,998

		17,811
RUSSIA — 0.30%
AK Transneft OAO	4	9,037
Sberbank of Russia	3,400	7,138

		16,175
SOUTH KOREA — 0.45%
Samsung Electronics Co. Ltd.	24	23,899

		23,899

TOTAL PREFERRED STOCKS
(Cost: $284,979)		233,050

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.05%

MONEY MARKET FUNDS — 3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	148,594	$148,594
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	7,790	7,790
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	6,592	6,592

		162,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $162,976)		162,976

TOTAL INVESTMENTS IN SECURITIES — 102.72%
(Cost: $5,349,730)		5,491,371
Other Assets, Less Liabilities — (2.72)%		(145,636)

NET ASSETS — 100.00%		$5,345,735

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 95.72%

BRAZIL — 5.21%
AMBEV SA	1,955,700	$14,131,942
CCR SA	1,193,900	8,218,284
Cielo SA	335,720	9,125,950
CPFL Energia SA	1,038,800	7,470,822
EcoRodovias Infraestrutura e Logistica SA	1,865,400	9,862,025
EDP Energias do Brasil SA	2,350,300	8,984,666
Natura Cosmeticos SA	298,600	4,411,252
Souza Cruz SA	1,343,000	11,693,758
Totvs SA	634,300	8,786,793
Tractebel Energia SA	1,305,700	18,557,038
Transmissora Alianca de Energia Eletrica SA	634,100	4,896,902
Ultrapar Participacoes SA	74,600	1,665,407

		107,804,839
CHILE — 4.95%
AES Gener SA	5,759,369	3,015,964
Aguas Andinas SA Series A	14,158,380	8,675,118
Banco de Chile	221,560,001	28,284,931
Banco de Credito e Inversiones	150,398	8,230,507
Colbun SA	50,956,794	11,922,842
CorpBanca SA	1,276,000,705	15,182,889
Empresa Nacional de Electricidad SA	8,791,788	11,944,560
Empresa Nacional de Telecomunicaciones SA	532,813	6,152,004
Empresas CMPC SA	423,661	1,021,576
S.A.C.I. Falabella SA	279,509	2,329,229
Vina Concha y Toro SA	2,839,660	5,586,133

		102,345,753
CHINA — 21.63%
AAC Technologies Holdings Inc.[a]	942,500	4,268,607
Agricultural Bank of China Ltd. Class H	16,041,000	6,799,968
Bank of China Ltd. Class H	43,303,000	18,189,263
Bank of Communications Co. Ltd. Class H	2,611,000	1,675,389
Beijing Enterprises Holdings Ltd.	2,042,500	19,580,082
China BlueChemical Ltd. Class H	1,508,000	880,195

Security	Shares	Value

China CITIC Bank Corp. Ltd. Class H	4,476,000	$2,404,948
China Communications Services Corp. Ltd. Class H	13,572,000	6,382,873
China Construction Bank Corp. Class H	21,889,000	15,032,550
China Gas Holdings Ltd.	7,540,000	11,833,090
China Life Insurance Co. Ltd. Class H	1,492,000	4,363,894
China Mengniu Dairy Co. Ltd.	2,611,000	13,389,657
China Minsheng Banking Corp. Ltd. Class H	936,000	931,049
China Mobile Ltd.	2,983,000	28,346,197
China Pacific Insurance (Group) Co. Ltd. Class H	742,000	2,547,890
China Petroleum & Chemical Corp. Class H	13,818,000	12,267,157
China Resources Enterprise Ltd.	746,000	2,100,244
China Resources Gas Group Ltd.	8,162,000	28,710,368
China Resources Power Holdings Co. Ltd.	3,730,000	9,006,539
China Telecom Corp. Ltd. Class H	7,464,000	3,231,398
China Vanke Co. Ltd. Class B	1,156,676	1,713,914
ENN Energy Holdings Ltd.	332,000	2,348,497
Guangdong Investment Ltd.[a]	12,682,000	13,268,545
Haier Electronics Group Co. Ltd.	795,000	2,350,874
Hanergy Solar Group Ltd.[a,b]	10,772,000	1,498,993
Hengan International Group Co. Ltd.	1,866,000	20,256,344
Huaneng Power International Inc. Class H	754,000	673,262
Industrial and Commercial Bank of China Ltd. Class H	19,773,000	11,846,909
Inner Mongolia Yitai Coal Co. Ltd. Class B	11,872,127	14,009,110
Jiangsu Expressway Co. Ltd. Class H	12,682,000	16,144,486
Kunlun Energy Co. Ltd.[a]	3,784,000	6,757,622
Lenovo Group Ltd.[a]	13,584,000	14,492,307
PetroChina Co. Ltd. Class H	3,716,000	3,916,594

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,492,000	$1,903,196
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	7,255,400	18,883,924
Shenzhou International Group Holdings Ltd.	3,770,000	13,164,069
Sihuan Pharmaceutical Holdings Group Ltd.[a]	2,597,000	3,142,079
Sino Biopharmaceutical Ltd.	3,016,000	2,801,858
Sinopec Engineering Group Co. Ltd.	1,696,500	2,115,966
SOHO China Ltd.	18,077,500	13,696,046
Sun Art Retail Group Ltd.[a]	19,391,500	22,037,357
Tencent Holdings Ltd.	298,200	23,918,091
Tingyi (Cayman Islands) Holding Corp.	6,412,000	17,969,347
Tsingtao Brewery Co. Ltd. Class H	1,096,000	8,240,071
Uni-President China Holdings Ltd.[a]	1,508,000	1,505,853
Want Want China Holdings Ltd.	754,000	1,146,391
Wumart Stores Inc. Class H	746,000	883,352
Zhejiang Expressway Co. Ltd. Class H	14,920,000	13,091,682
ZTE Corp. Class Hb	904,800	1,916,611

		447,634,708
COLOMBIA — 1.08%
Almacenes Exito SA	193,012	2,377,476
Corporacion Financiera Colombiana SA NVS	205,186	3,543,616
Ecopetrol SA	7,108,229	12,151,115
Grupo Argos SA	475,677	4,339,860

		22,412,067
CZECH REPUBLIC — 0.72%
Telefonica Czech Republic AS	985,528	14,989,000

		14,989,000
EGYPT — 0.92%
Commercial International Bank (Egypt) SAE	2,824,834	14,857,402
Qatar National Bank Alahly	313,768	1,577,258
Telecom Egypt Co.	1,228,850	2,688,741

		19,123,401

Security	Shares	Value

INDIA — 1.34%
Cipla Ltd.	1,750,255	$10,852,259
Dr. Reddy’s Laboratories Ltd.	132,844	6,206,031
Sun Pharmaceuticals Industries Ltd.	1,032,914	10,744,105

		27,802,395
INDONESIA — 4.56%
PT Astra Agro Lestari Tbk	1,869,000	4,105,392
PT Bank Central Asia Tbk	30,088,100	26,501,061
PT Bank Danamon Indonesia Tbk	16,778,400	5,896,793
PT Bank Mandiri (Persero) Tbk	8,765,200	6,870,818
PT Bank Negara Indonesia (Persero) Tbk	8,611,400	3,375,129
PT Bank Rakyat Indonesia (Persero) Tbk	1,519,100	1,213,684
PT Indocement Tunggal Prakarsa Tbk	559,500	1,081,986
PT Indofood Sukses Makmur Tbk	3,947,500	2,439,772
PT Jasa Marga (Persero) Tbk	22,742,300	10,529,750
PT Telekomunikasi Indonesia (Persero) Tbk	87,035,000	17,430,991
PT Unilever Indonesia Tbk	6,062,900	14,923,539

		94,368,915
MALAYSIA — 8.76%
Astro Malaysia Holdings Bhd	1,081,700	1,043,239
Berjaya Sports Toto Bhd	3,896,213	4,542,510
Hong Leong Bank Bhd	3,879,500	16,789,656
IHH Healthcare Bhd[b]	20,738,900	24,305,624
Malayan Banking Bhd	10,276,700	30,674,844
Maxis Bhd	11,093,100	23,598,018
Petronas Chemicals Group Bhd	3,282,800	6,762,979
Petronas Dagangan Bhd	1,753,300	16,406,586
Petronas Gas Bhd	1,855,200	13,362,649
Public Bank Bhd Foreign	5,491,000	31,942,152
Sime Darby Bhd	2,686,200	7,468,726
Tenaga Nasional Bhd	1,193,800	4,372,226

		181,269,209
MEXICO — 2.04%
Arca Continental SAB de CV	298,400	1,565,196
Coca-Cola FEMSA SAB de CV Series L	335,700	3,255,296

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

El Puerto de Liverpool SAB de CV Series C1[a]	1,827,900	$18,936,985
Fibra Uno Administracion SAB de CV	408,100	1,293,237
Grupo Aeroportuario del Pacifico SAB de CV Series B	782,700	4,201,230
Grupo Aeroportuario del Sureste SAB de CV Series B	259,700	2,898,138
Grupo Financiero Santander Mexico SAB de CV Series B	3,301,900	7,289,771
Wal-Mart de Mexico SAB de CV Series V	1,305,500	2,768,862

		42,208,715
PERU — 1.27%
Compania de Minas Buenaventura SA SP ADR	209,244	2,636,475
Credicorp Ltd.	181,427	23,567,367

		26,203,842
PHILIPPINES — 2.76%
Aboitiz Power Corp.	4,414,900	3,842,699
Bank of the Philippine Islands	7,192,724	14,551,428
International Container Terminal Services Inc.	1,958,820	4,254,679
Jollibee Foods Corp.	1,843,620	7,063,045
Metropolitan Bank & Trust Co.	3,091,840	5,680,091
Philippine Long Distance Telephone Co.	358,015	21,624,475

		57,016,417
POLAND — 0.34%
Polskie Gornictwo Naftowe i Gazownictwo SA	4,191,929	7,077,914

		7,077,914
RUSSIA — 1.04%
LUKOIL OAO	245,192	13,393,679
Mobile TeleSystems OJSC SP ADR	44,133	759,970
Rosneft Oil Co. OJSC	1,098,300	7,455,815

		21,609,464
SOUTH AFRICA — 8.55%
Aspen Pharmacare Holdings Ltd.	936,027	23,788,989

Security	Shares	Value

Bidvest Group Ltd.	211,870	$5,002,986
Discovery Ltd.	557,171	4,120,526
Foschini Group Ltd. (The)	203,115	1,692,349
Growthpoint Properties Ltd.	5,816,242	12,724,341
Liberty Holdings Ltd.	389,143	4,440,724
Life Healthcare Group Holdings Ltd.	4,702,796	16,527,153
Massmart Holdings Ltd.	80,941	915,524
Mediclinic International Ltd.	120,575	754,537
Mr. Price Group Ltd.	168,434	2,342,325
Nedbank Group Ltd.	435,925	8,562,867
Pick n Pay Stores Ltd.	980,047	4,118,447
PPC Ltd.	2,032,007	5,561,571
Redefine Properties Ltd.	12,762,400	11,215,776
Remgro Ltd.	969,036	16,769,530
Sasol Ltd.	112,784	5,733,513
Shoprite Holdings Ltd.	701,565	9,201,152
SPAR Group Ltd. (The)	446,613	4,717,777
Standard Bank Group Ltd.	1,907,275	21,876,822
Tiger Brands Ltd.	200,021	4,551,692
Truworths International Ltd.	652,294	4,171,815
Vodacom Group Ltd.[a]	737,548	8,210,579

		177,000,995
SOUTH KOREA — 11.46%
AmorePacific Corp.	14,813	16,290,831
Cheil Industries Inc.	120,722	7,791,799
CJ CheilJedang Corp.	13,332	3,428,229
Dongbu Insurance Co. Ltd.	171,270	8,230,586
E-Mart Co. Ltd.	14,760	3,511,981
Hyundai Marine & Fire Insurance Co. Ltd.	556,614	15,173,272
Hyundai Wia Corp.	12,806	2,027,367
Kangwon Land Inc.	411,810	12,306,079
Korea Electric Power Corp.	70,890	2,457,077
KT Corp.	419,230	11,919,092
KT&G Corp.	435,093	31,872,855
LG Household & Health Care Ltd.	17,437	7,464,833
Lotte Shopping Co. Ltd.	9,275	2,932,377
NAVER Corp.[a]	21,796	16,681,342
NCsoft Corp.	7,041	1,259,795
ORION Corp.	8,904	7,448,498
S1 Corp.	170,570	13,006,462
Samsung Electro-Mechanics Co. Ltd.	14,840	942,531

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

Samsung Electronics Co. Ltd.	11,565	$14,614,693
Samsung Fire & Marine Insurance Co. Ltd.	51,198	11,294,734
Samsung Life Insurance Co. Ltd.	116,865	11,057,016
Samsung SDI Co. Ltd.[a]	37,751	5,286,908
SK C&C Co. Ltd.	76,593	10,403,733
SK Telecom Co. Ltd.	76,128	15,439,543
Yuhan Corp.	23,373	4,324,279

		237,165,912
TAIWAN — 16.22%
Advanced Semiconductor Engineering Inc.	1,122,000	1,110,964
Advantech Co. Ltd.	2,984,000	18,860,519
Asia Cement Corp.	10,322,201	13,048,396
ASUSTeK Computer Inc.	547,000	5,262,740
China Airlines Ltd.[b]	20,034,828	6,877,095
China Steel Corp.	18,308,468	15,529,990
Chunghwa Telecom Co. Ltd.	10,073,000	30,586,705
Compal Electronics Inc.	3,339,000	2,259,208
Delta Electronics Inc.	746,000	4,148,822
EVA Airways Corp.[b]	2,968,000	1,523,282
Far EasTone Telecommunications Co. Ltd.	10,481,000	21,240,128
Feng Hsin Iron & Steel Co. Ltd.	3,730,000	6,241,699
First Financial Holding Co. Ltd.	11,966,093	7,128,787
Formosa Chemicals & Fibre Corp.	385,300	980,482
Formosa Petrochemical Corp.	3,730,000	9,577,992
Formosa Plastics Corp.	3,127,840	7,949,161
Formosa Taffeta Co. Ltd.	5,224,000	5,646,775
Giant Manufacturing Co. Ltd.	1,119,000	7,626,691
Hua Nan Financial Holdings Co. Ltd.	23,822,800	13,681,323
Lite-On Technology Corp.	12,756,301	18,756,790
MediaTek Inc.	238,000	3,495,610
President Chain Store Corp.	1,492,000	9,257,905
ScinoPharm Taiwan Ltd.	2,343,360	6,705,700
Standard Foods Corp.	754,000	2,192,468
Synnex Technology International Corp.	5,599,000	9,572,520
Taiwan Cement Corp.	5,564,000	8,869,932

Security	Shares	Value

Taiwan Cooperative Financial Holding Co. Ltd.	40,613,876	$21,983,879
Taiwan Mobile Co. Ltd.	8,208,000	24,679,807
Taiwan Semiconductor Manufacturing Co. Ltd.	8,614,000	30,705,393
Transcend Information Inc.	2,238,000	6,825,243
TSRC Corp.	2,275,100	3,277,712
U-Ming Marine Transport Corp.	4,851,000	8,133,567
United Microelectronics Corp.	4,476,000	1,817,110

		335,554,395
THAILAND — 2.87%
Advanced Information Service PCL NVDR	1,671,200	10,808,374
Bangkok Bank PCL NVDR	3,294,300	17,367,650
Bangkok Dusit Medical Services PCL NVDR	2,736,000	10,734,345
CP All PCL NVDR[a]	6,672,200	8,027,091
Kasikornbank PCL NVDR	798,800	4,174,572
PTT Exploration & Production PCL NVDR	185,600	876,089
PTT PCL NVDR	825,900	7,417,278

		59,405,399

TOTAL COMMON STOCKS
(Cost: $2,040,396,868)		1,980,993,340

PREFERRED STOCKS — 3.50%

BRAZIL — 0.53%
AES Tiete SA	1,010,900	7,529,820
Companhia Energetica de Minas Gerais	161,686	929,556
Companhia Paranaense de Energia Class B	224,800	2,429,880

		10,889,256
COLOMBIA — 1.76%
Banco Davivienda SA	899,089	10,582,942
Bancolombia SA	112,874	1,403,586
Grupo Argos SA	744,432	6,828,217
Grupo de Inversiones Suramericana SA	1,057,966	17,516,935

		36,331,680
RUSSIA — 0.51%
AK Transneft OAO	2,262	5,110,559
Surgutneftegas OJSC	7,364,000	5,516,276

		10,626,835

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

SOUTH KOREA — 0.70%
Samsung Electronics Co. Ltd.	14,584	$14,522,522

		14,522,522

TOTAL PREFERRED STOCKS
(Cost: $79,482,669)		72,370,293

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	50,692,860	50,692,860
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,657,560	2,657,560
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,033,786	1,033,786

		54,384,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,384,206)		54,384,206

TOTAL INVESTMENTS IN SECURITIES — 101.85%
(Cost: $2,174,263,743)		2,107,747,839
Other Assets, Less Liabilities — (1.85)%		(38,315,850)

NET ASSETS — 100.00%		$2,069,431,989

NVS  —  Non-Voting Shares

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 98.87%

BRAZIL — 4.52%
Aliansce Shopping Centers SA	12,500	$94,499
Alupar Investimento SA Units[a]	4,800	36,247
Arezzo Industria e Comercio SA	5,700	67,468
Autometal SA	4,200	28,318
B2W Companhia Global do Varejo[a]	5,600	55,760
Banco ABC Brasil SAa	166	497
Brasil Brokers Participacoes SA	14,000	30,086
Brasil Insurance Participacoes e Administracao SA	6,400	43,452
Brazil Pharma SAa	8,400	18,878
Companhia de Locacao das Americas	11,000	16,481
Direcional Engenharia SA	5,600	24,692
Equatorial Energia SA	11,242	95,432
Eternit SA	12,600	44,769
Even Construtora e Incorporadora SA	22,200	67,854
EZ TEC Empreendimentos e Participacoes SA	7,000	77,641
Fleury SA	5,600	47,945
Gafisa SA	37,800	53,399
Helbor Empreendimentos SA	14,040	41,351
Iguatemi Empresa de Shopping Centers SA	5,900	53,999
International Meal Co. Holdings SAa	4,200	27,149
Iochpe-Maxion SA	7,000	70,420
Julio Simoes Logistica SA	7,000	41,892
LPS Brasil — Consultoria de Imoveis SA	5,400	27,832
Marfrig Global Foods SAa	15,400	27,029
Mills Estruturas e Servicos de Engenharia SA	6,600	72,611
Multiplus SA	5,300	58,218
PDG Realty SA Empreendimentos e Participacoes[a]	88,200	57,013
Prumo Logistica SAa	76,165	29,996
Restoque Comercio e Confeccoes de Roupas SA	11,200	29,966
Santos Brasil Participacoes SA Units	4,400	28,253
Sao Martinho SA	4,200	53,669
SLC Agricola SA	4,200	32,453
Tecnisa SAa	16,500	53,258

Security	Shares	Value

Tegma Gestao Logistica SA	2,700	$21,441
TPI — Triunfo Participacoes e Investimentos SA	12,800	48,384
UNICASA Industria de Moveis SA	11,200	22,295
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,200	53,039
Vanguarda Agro SAa	39,310	51,830

		1,705,516
CHILE — 1.13%
Besalco SA	32,595	29,473
Compania SudAmericana de Vapores SAa	612,458	29,692
Inversiones Aguas Metropolitanas SA	37,310	59,731
Parque Arauco SA	46,322	80,610
SalfaCorp SA	30,432	29,424
Sociedad Matriz SAAM SA	786,147	64,052
Sonda SA	66,935	131,854

		424,836
CHINA — 19.81%
361 Degrees International Ltd.	129,000	33,243
Ajisen (China) Holdings Ltd.	42,000	46,486
AMVIG Holdings Ltd.	78,000	31,658
Anhui Expressway Co. Ltd. Class H	112,000	57,435
Anton Oilfield Services Group[b]	106,000	73,207
Anxin-China Holdings Ltd.	224,000	48,488
Asia Cement China Holdings Corp.	119,000	83,105
Asian Citrus Holdings Ltd.	84,000	20,348
Beijing Capital Land Ltd. Class H	126,000	51,627
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	28,000	42,139
Boshiwa International Holding Ltd.[a,c]	32,000	4,156
Bosideng International Holdings Ltd.	336,000	60,177
C C Land Holdings Ltd.	159,000	34,828
China Automation Group Ltd.	129,000	24,600
China Datang Corp. Renewable Power Co. Ltd. Class H	210,000	41,940
China Dongxiang (Group) Co. Ltd.	238,000	47,226
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	96,000	71,248
China Huiyuan Juice Group Ltd.[a]	63,000	34,499
China Lilang Ltd.	106,000	68,290
China Lumena New Materials Corp.[b]	210,000	37,340

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

China Medical System Holdings Ltd.[b]	83,000	$106,623
China Merchants Land Ltd.[a]	112,000	22,368
China Metal Recycling Holdings Ltd.[a,b,c]	12,000	—
China Modern Dairy Holdings Ltd.[a,b]	187,000	91,801
China Oil and Gas Group Ltd.	420,000	74,681
China Power International Development Ltd.	239,000	79,451
China Power New Energy Development Co. Ltd.[a]	560,000	49,787
China Precious Metal Resources Holdings Co. Ltd.[a]	352,000	47,169
China Rare Earth Holdings Ltd.[a]	448,000	61,765
China Resources and Transportation Group Ltd.[a]	1,500,000	79,242
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	320,000	63,084
China Shanshui Cement Group Ltd.	126,000	44,484
China Shineway Pharmaceutical Group Ltd.	36,000	55,848
China Singyes Solar Technologies Holdings Ltd.	54,000	65,612
China South City Holdings Ltd.	280,000	140,342
China Suntien Green Energy Corp. Ltd. Class H	154,000	65,282
China Travel International Investment Hong Kong Ltd.	446,000	93,096
China Vanadium Titano-Magnetite Mining Co. Ltd.[a,b]	195,000	23,618
China Water Affairs Group Ltd.	150,000	48,898
China Yongda Automobiles Services Holdings Ltd.	51,000	46,722
China Yurun Food Group Ltd.[a,b]	112,000	67,826
China ZhengTong Auto Services Holdings Ltd.[a]	112,000	62,631
Chinasoft International Ltd.[a,b]	168,000	51,086
Chongqing Machinery & Electric Co. Ltd. Class H	280,000	33,913
CIMC Enric Holdings Ltd.	56,000	86,153
CITIC 21CN Co. Ltd.[a]	160,000	86,998
CITIC Dameng Holdings Ltd.[a]	392,000	29,295
CITIC Resources Holdings Ltd.[a]	336,000	39,397
Comba Telecom Systems Holdings Ltd.[a,b]	112,000	37,521

Security	Shares	Value

Coolpad Group Ltd.	112,000	$75,186
Cosco International Holdings Ltd.[b]	196,000	81,066
Dah Chong Hong Holdings Ltd.	105,000	65,345
Dazhong Transportation Group Co. Ltd. Class B	75,200	48,128
Digital China Holdings Ltd.	82,000	81,461
Dongyue Group Ltd.	166,000	61,386
Extrawell Pharmaceutical Holdings Ltd.[a,b]	420,000	30,846
Fantasia Holdings Group Co. Ltd.	238,500	41,486
First Tractor Co. Ltd. Class Hb	92,000	58,322
Fufeng Group Ltd.	88,400	35,082
Hangzhou Steam Turbine Co. Ltd. Class B	39,080	50,807
Harbin Electric Co. Ltd. Class H	108,000	67,908
HC International Inc.[a]	50,000	116,608
Hengdeli Holdings Ltd.[b]	169,600	34,964
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	32,000	51,210
Hopson Development Holdings Ltd.[a]	48,000	44,716
Huabao International Holdings Ltd.	185,000	88,674
Hunan Nonferrous Metal Corp. Ltd. Class Ha	212,000	63,646
Inspur International Ltd.	201,000	40,661
Interchina Holdings Co. Ltd.[a]	510,000	32,199
Jiangsu Future Land Co. Ltd. Class B	74,700	36,304
Ju Teng International Holdings Ltd.	72,000	54,920
Kaisa Group Holdings Ltd.[a]	154,000	52,186
Kingdee International Software Group Co. Ltd.[a]	198,000	71,944
Kingsoft Corp. Ltd.[b]	52,000	176,883
KWG Property Holdings Ltd.	124,500	63,044
Labixiaoxin Snacks Group Ltd.[b]	70,000	53,305
Lao Feng Xiang Co. Ltd. Class B	8,000	20,896
Li Ning Co. Ltd.[a]	77,000	59,230
Lijun International Pharmaceutical (Holding) Co. Ltd.	192,000	66,548
Lonking Holdings Ltd.[a]	168,000	33,336
Luthai Textile Co. Ltd. Class B	55,800	76,858
MIE Holdings Corp.	112,000	21,358
Minth Group Ltd.	72,000	144,166
NetDragon Websoft Inc.	21,000	45,079
New World Department Store China Ltd.	51,000	26,548

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

North Mining Shares Co. Ltd.[a]	1,280,000	$52,776
NVC Lighting Holdings Ltd.	108,000	29,779
Peak Sport Products Co. Ltd.	186,000	47,932
Ports Design Ltd.	42,000	27,978
Renhe Commercial Holdings Co. Ltd.[a]	812,000	40,804
REXLot Holdings Ltd.	700,000	101,919
Semiconductor Manufacturing International Corp.[a,b]	1,584,000	136,744
Shenguan Holdings Group Ltd.	144,000	60,116
Shenzhen Expressway Co. Ltd. Class H	144,000	63,455
Shenzhen International Holdings Limited[b]	79,500	103,664
Shenzhen Investment Ltd.	204,000	68,341
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,460,000	72,426
Shunfeng Photovoltaic International Ltd.[a]	96,000	86,586
Sino Oil And Gas Holdings Ltd.[a]	1,330,000	46,269
Sinopec Kantons Holdings Ltd.	84,000	91,998
Sinotrans Ltd. Class H	196,000	87,380
Sinotrans Shipping Ltd.	231,000	77,089
Skyworth Digital Holdings Ltd.	140,000	71,434
Sparkle Roll Group Ltd.[a]	432,000	33,398
Sunac China Holdings Ltd.	126,000	66,725
Sunny Optical Technology Group Co Ltd.	56,000	53,250
TCL Communication Technology Holdings Ltd.[a]	56,000	61,620
Tech Pro Technology Development Ltd.[a]	208,000	105,058
Texhong Textile Group Ltd.	21,000	27,762
Tianjin Development Holdings Ltd.[a]	84,000	54,658
Tianjin Port Development Holdings Ltd.	306,000	47,707
Tianneng Power International Ltd.	84,000	32,470
Tibet 5100 Water Resources Holdings Ltd.	126,000	60,556
Tong Ren Tang Technologies Co. Ltd. Class H	28,000	97,951
Towngas China Co. Ltd.	96,000	123,076
Travelsky Technology Ltd. Class H	112,000	112,995
VODone Ltd.[a]	392,000	60,610
West China Cement Ltd.	496,000	56,240
Winsway Coking Coal Holding Ltd.[a]	490,000	26,517

Security	Shares	Value

Wison Engineering Services Co. Ltd.[c]	112,000	$25,716
Xingda International Holdings Ltd.	72,000	37,665
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	266,000	36,673
XTEP International Holdings Ltd.	104,000	50,519
Yanchang Petroleum International Ltd.[a]	570,000	29,745
Yip’s Chemical Holdings Ltd.	42,000	31,929
Yuexiu Real Estate Investment Trust[b]	168,000	79,443
Yuexiu Transport Infrastructure Ltd.	102,000	49,547

		7,467,559
COLOMBIA — 0.02%
Bolsa de Valores de Colombia	858,911	8,348

		8,348
CZECH REPUBLIC — 0.26%
Pegas Nonwovens SA	2,366	73,130
Philip Morris CR AS	42	23,097

		96,227
EGYPT — 0.95%
Orascom Telecom Media And Technology Holding SAE SP GDR[b]	379,722	359,217

		359,217
GREECE — 1.01%
Ellaktor SAa	8,540	45,765
Frigoglass SAa	2,436	15,476
Hellenic Exchanges — Athens Stock Exchange SA Holding	4,760	55,158
Intralot SA	9,520	28,269
Marfin Investment Group Holdings SAa	54,404	35,842
Metka SA	3,670	66,858
Motor Oil (Hellas) Corinth Refineries SA	3,556	46,609
Mytilineos Holdings SAa	8,895	86,243

		380,220
INDIA — 5.15%
Amtek Auto Ltd.[a]	51,290	82,918
Andhra Bank	42,882	38,849
Ashok Leyland Ltd.	199,824	50,456
Aurobindo Pharma Ltd.	11,494	97,202
Bharat Forge Ltd.	12,795	78,993
Biocon Ltd.	9,207	68,102
CESC Ltd.	11,994	93,767
Cox & Kings Ltd.	22,366	50,484

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

EID Parry India Ltd.	19,334	$39,414
Gujarat Fluorochemicals Ltd.	7,756	29,676
Gujarat Gas Co. Ltd.	6,386	23,507
Gujarat Mineral Development Corp. Ltd.	20,594	35,104
Gujarat State Petronet Ltd.	36,344	33,981
GVK Power & Infrastructure Ltd.[a]	218,148	31,853
Hexaware Technologies Ltd.	26,508	68,344
Housing Development & Infrastructure Ltd.[a]	30,968	20,885
India Infoline Ltd.	31,083	35,531
Indiabulls Housing Finance Ltd.	14,574	45,041
Indian Hotels Co. Ltd.	52,728	58,870
Indraprastha Gas Ltd.	5,616	22,938
Jammu & Kashmir Bank Ltd.	3,864	83,134
Jindal Saw Ltd.	31,094	23,579
Just Dial Ltd.[a]	2,296	53,101
Manappuram Finance Ltd.	58,164	21,256
MAX India Ltd.	22,092	68,597
MindTree Ltd.	4,262	113,017
PTC India Ltd.	38,406	38,542
Redington India Ltd.	35,392	39,686
SE Investments Ltd.	13,709	81,086
Syndicate Bank	29,834	38,917
Tata Global Beverages Ltd.	30,940	69,737
Thermax Ltd.	7,336	82,841
Torrent Pharmaceuticals Ltd.	8,540	76,306
UPL Ltd.	19,152	56,486
Voltas Ltd.	42,393	91,243

		1,943,443
INDONESIA — 3.83%
PT ACE Hardware Indonesia Tbk	714,000	49,203
PT Agung Podomoro Land Tbk	844,500	16,877
PT AKR Corporindo Tbk	175,500	68,936
PT Alam Sutera Realty Tbk	916,500	45,395
PT Arwana Citramulia Tbk	504,000	36,902
PT Bakrieland Development Tbk[a]	4,229,299	6,193
PT Bank Bukopin Tbk	1,082,200	55,933
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	308,000	26,929
PT Bank Tabungan Negara (Persero) Tbk	724,423	67,394
PT Bumi Resources Minerals Tbk[a]	840,000	16,787
PT Bumi Resources Tbk[a]	1,113,000	31,159
PT Ciputra Development Tbk	854,000	71,725

Security	Shares	Value

PT Citra Marga Nusaphala Persada Tbk[a]	114,400	$30,795
PT Gajah Tunggal Tbk	161,000	30,372
PT Garuda Indonesia (Persero) Tbk[a]	564,000	23,320
PT Hanson International Tbk[a]	1,015,000	52,459
PT Japfa Comfeed Indonesia Tbk	429,000	58,942
PT Kawasan Industri Jababeka Tbk	1,960,178	37,316
PT Medco Energi Internasional Tbk	145,500	31,835
PT Mitra Adiperkasa Tbk	77,000	45,766
PT MNC Investama Tbk	1,967,000	55,067
PT MNC Sky Vision Tbk	112,985	20,438
PT Pakuwon Jati Tbk	1,638,000	46,562
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	224,000	39,941
PT Ramayana Lestari Sentosa Tbk	369,000	45,454
PT Sampoerna Agro Tbk	154,000	24,873
PT Sentul City Tbk[a]	2,065,000	30,240
PT Sigmagold Inti Perkasa Tbk[a]	728,000	29,411
PT Sugih Energy Tbk[a]	1,050,000	41,606
PT Summarecon Agung Tbk	1,060,800	91,834
PT Surya Semesta Internusa Tbk	432,450	29,987
PT Timah (Persero) Tbk	487,300	67,791
PT Trada Maritime Tbk[a]	483,000	73,226
PT Wijaya Karya (Persero) Tbk	231,000	42,682

		1,443,350
MALAYSIA — 4.98%
Carlsberg Brewery Malaysia Bhd	22,500	90,371
DRB-Hicom Bhd	125,000	97,284
Eastern & Oriental Bhd	82,600	50,672
Hai-O Enterprise Bhd	84,000	63,580
Hibiscus Petroleum Bhd[a]	56,000	36,747
IGB Corp. Bhd	129,900	102,683
IJM Land Bhd	56,000	45,121
KNM Group Bhd[a]	201,600	39,379
KPJ Healthcare Bhd	100,150	103,008
Magnum Bhd	84,800	79,973
Mah Sing Group Bhd	82,620	52,197
Malaysian Airline System Bhd[a]	464,800	35,465
Malaysian Pacific Industries Bhd	70,000	93,575
Malaysian Resources Corp. Bhd	154,000	74,262
Media Prima Bhd	95,200	75,253
OSK Holdings Bhd	108,387	53,590
POS Malaysia Bhd	71,800	104,090
QL Resources Bhd	85,540	82,237
Sarawak Oil Palms Bhd	29,400	53,658

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Scomi Group Bhd[a]	451,800	$57,225
Sunway Real Estate Investment Trust Bhd	191,700	78,400
TAN Chong Motor Holdings Bhd	35,700	62,106
TIME dotCom Bhd[a]	58,400	64,344
Top Glove Corp. Bhd	57,700	101,611
Uchi Technologies Bhd	89,600	35,824
Wah Seong Corp. Bhd	109,218	60,667
WCT Holdings Bhd	139,890	86,244

		1,879,566
MEXICO — 2.15%
Alsea SAB de CV	35,159	109,054
Axtel SAB de CV CPO[a,b]	105,000	37,182
Banregio Grupo Financiero SAB de CV	16,800	87,715
Bolsa Mexicana de Valores SAB de CV	29,400	53,187
Concentradora Fibra Hotelera Mexicana SAB de CV	29,400	46,949
Consorcio ARA SAB de CVa	107,800	40,778
Corporacion Geo SAB de CV Series Ba	38,700	774
Corporacion Inmobiliaria Vesta SAB de CV	40,200	73,818
Empresas ICA SAB de CVa	47,700	77,974
Grupo Aeroportuario del Centro Norte SAB de CV	20,700	63,940
Grupo Herdez SAB de CV	17,900	47,074
Macquarie Mexico Real Estate Management SA de CV	36,400	63,240
TF Administradora Industrial S de RL SAB de CV	23,800	47,728
TV Azteca SAB de CV CPO	96,600	56,016
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	3,713

		809,142
PHILIPPINES — 1.12%
Belle Corp.[a]	615,933	75,068
Cebu Air Inc.	24,080	27,217
Cosco Capital Inc.[a]	130,200	27,128
EEI Corp.	216,972	53,471
Filinvest Land Inc.	1,572,000	51,420
First Gen Corp.	91,800	36,774
First Philippine Holdings Corp.	24,370	39,147
Manila Water Co. Inc.	66,900	36,646

Security	Shares	Value

Melco Crown Philippines Resorts Corp.[a]	103,600	$30,174
Philex Petroleum Corp.[a]	27,000	5,111
Philippine National Bank[a]	21,303	41,189

		423,345
POLAND — 1.85%
Asseco Poland SA	6,510	106,600
Budimex SA	1,428	60,514
Getin Noble Bank SAa	129,564	145,414
Globe Trade Centre SAa	21,742	53,050
Lubelski Wegiel Bogdanka SA	3,126	131,229
Netia SAa	26,949	43,718
Rovese SAa	39,452	24,164
TVN SA	13,874	73,492
Warsaw Stock Exchange SA	4,521	58,150

		696,331
RUSSIA — 0.94%
Aeroflot — Russian Airlines OJSC	44,056	86,565
LSR Group OJSC SP GDR[d]	29,983	101,942
Pharmstandard GDR[a,d]	3,822	23,314
PIK Group[a]	43,530	99,814
Sollers OJSC	2,313	42,552

		354,187
SOUTH AFRICA — 7.54%
Acucap Properties Ltd.	14,130	52,354
Adcock Ingram Holdings Ltd.	14,580	81,711
Aeci Ltd.	9,453	115,283
African Oxygen Ltd.	17,463	31,376
ArcelorMittal South Africa Ltd.[a]	18,217	68,209
Astral Foods Ltd.	7,104	54,892
Aveng Ltd.[a]	22,848	47,220
AVI Ltd.	24,248	115,645
Brait SEa	26,950	117,040
Capital Property Fund	110,667	101,892
City Lodge Hotels Ltd.	3,654	39,800
Clicks Group Ltd.	17,268	90,377
Clover Industries Ltd.	23,106	43,021
Coronation Fund Managers Ltd.	24,183	198,138
DataTec Ltd.	20,474	89,602
DRDGOLD Ltd.	59,655	22,214
Emira Property Fund	32,457	41,063
Famous Brands Ltd.	5,043	45,539
Fountainhead Property Trust	25,261	17,426
Grindrod Ltd.	29,634	71,038
Group Five Ltd.	15,912	63,697

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Hyprop Investments Ltd.	16,254	$116,892
Illovo Sugar Ltd.	15,810	38,267
JD Group Ltd.	8,385	17,743
JSE Ltd.	8,336	65,645
Lewis Group Ltd.	4,653	25,384
Mondi Ltd.	10,066	181,140
Murray & Roberts Holdings Ltd.[a]	36,657	85,314
Omnia Holdings Ltd.	4,281	85,686
Pick n Pay Holdings Ltd.	15,210	29,098
Pinnacle Holdings Ltd.	23,019	50,102
Resilient Property Income Fund Ltd.	22,398	112,597
Royal Bafokeng Platinum Ltd.[a]	3,261	19,429
SA Corporate Real Estate Fund Nominees Pty Ltd.	141,096	50,308
Sibanye Gold Ltd.	46,228	93,302
Sun International Ltd.	9,989	88,278
Super Group Ltd.[a]	24,300	62,211
Sycom Property Fund	11,076	23,303
Tongaat Hulett Ltd.	6,762	68,931
Vukile Property Fund Ltd.	48,907	72,984
Wilson Bayly Holmes-Ovcon Ltd.	3,846	47,265

		2,841,416
SOUTH KOREA — 16.83%
Able C&C Co. Ltd.	1,078	34,587
Ahnlab Inc.	644	34,387
Asiana Airlines Inc.[a]	15,120	72,519
Binggrae Co. Ltd.	561	51,397
Chabio & Diostech Co. Ltd.[a]	6,919	84,908
Chong Kun Dang Pharmaceutical Corp.[a]	954	66,579
Chongkundang Holdings Corp.	1,680	75,777
CJ CGV Co. Ltd.	1,800	86,838
CJ E&M Corp.[a]	1,560	56,628
CJ O Shopping Co. Ltd.	266	103,285
CNK International Co. Ltd.[a]	3,450	11,893
Cosmax Inc.	960	53,958
CrucialTec Co. Ltd.[a]	3,201	29,506
Daesang Corp.	1,680	62,243
Daishin Securities Co. Ltd.	5,760	45,918
Daum Communications Corp.	1,050	68,852
Dong-A Socio Holdings Co. Ltd.	490	56,459
Dong-A ST Co. Ltd.	463	52,047
Dongsuh Companies Inc.	4,116	60,342
Dongyang Mechatronics Corp.	6,510	64,948
Doosan Engine Co. Ltd.[a]	8,680	68,220

Security	Shares	Value

Duksan Hi-Metal Co. Ltd.[a]	3,373	$55,453
Fila Korea Ltd.	1,087	88,080
Foosung Co. Ltd.[a]	7,420	25,092
GemVax & Kael Co. Ltd.[a]	2,588	33,214
Grand Korea Leisure Co. Ltd.	3,050	125,714
Green Cross Corp.	574	73,128
GS Home Shopping Inc.	224	54,369
Hana Tour Service Inc.	882	58,745
Handsome Co. Ltd.	1,590	40,513
Hanjin Heavy Industries & Construction Co. Ltd.[a]	5,048	61,947
Hanjin Shipping Co. Ltd.[a]	11,450	71,971
Hankook Tire Worldwide Co. Ltd.	3,030	61,026
Hanmi Pharm Co. Ltd.[a]	590	75,443
Hansol Paper Co.	5,180	62,839
Hanwha Investment & Securities Co. Ltd.[a]	11,370	38,663
Hotel Shilla Co. Ltd.	2,632	205,382
Huchems Fine Chemical Corp.	3,360	71,292
Hwa Shin Co. Ltd.	3,060	36,405
Hyundai Corp.	2,240	70,295
Hyundai Greenfood Co. Ltd.	4,200	66,492
Hyundai Home Shopping Network Corp.	490	77,115
Ilyang Pharmaceutical Co. Ltd.	1,200	31,307
Infraware Inc.[a]	3,060	27,805
Interflex Co. Ltd.[a]	882	16,979
INTOPS Co. Ltd.	1,830	36,343
Jusung Engineering Co. Ltd.[a]	6,398	31,466
KEPCO Plant Service & Engineering Co. Ltd.	1,032	62,548
KIWOOM Securities Co. Ltd.	1,047	52,375
Kolao Holdings	2,522	60,245
Kolon Industries Inc.	1,668	83,439
Komipharm International Co. Ltd.[a]	3,465	26,616
Korea Petrochemical Industrial Co. Ltd.	812	59,559
Korean Reinsurance Co.	8,434	88,093
KT Skylife Co. Ltd.	1,710	43,411
Kumho Tire Co. Inc.[a]	6,740	88,393
LG Fashion Corp.	2,490	64,728
LG Hausys Ltd.	826	132,702
LG International Corp.	3,072	81,584
LG Life Sciences Ltd.[a]	1,260	48,275
LIG Insurance Co. Ltd.	3,570	103,505
Lock & Lock Co. Ltd.	1,775	28,600

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Lotte Chilsung Beverage Co. Ltd.	56	$79,738
Lotte Food Co. Ltd.	70	49,771
Mando Corp.	952	118,164
Medipost Co. Ltd.[a]	591	35,654
Medy-Tox Inc.	392	58,167
MegaStudy Co. Ltd.	713	51,964
Meritz Finance Group Inc.	9,600	66,098
Meritz Fire & Marine Insurance Co. Ltd.	5,790	81,630
Namhae Chemical Corp.	8,250	64,918
Namyang Dairy Products Co. Ltd.	57	45,653
Nexen Tire Corp.	2,520	33,875
NongShim Co. Ltd.	246	68,903
OCI Materials Co. Ltd.	770	24,164
Paradise Co. Ltd.	3,514	96,450
Partron Co. Ltd.	3,864	48,866
Poongsan Corp.	2,380	57,744
POSCO Chemtech Co. Ltd.	448	53,340
POSCO ICT Co. Ltd.	6,389	44,768
S&T Dynamics Co. Ltd.	6,110	66,681
S.M. Entertainment Co.[a]	1,783	76,164
Samsung Fine Chemicals Co. Ltd.	1,413	54,667
Samyang Holdings Corp.	384	26,367
SeAH Besteel Corp.	1,170	26,359
Seegene Inc.[a]	630	35,469
Seoul Semiconductor Co. Ltd.	2,976	128,100
SFA Engineering Corp.	912	34,344
SK Broadband Co. Ltd.[a]	12,796	56,219
SK Chemicals Co. Ltd.	1,626	94,742
SK Securities Co. Ltd.[a]	101,600	70,240
SKC Co. Ltd.	1,961	56,029
Soulbrain Co. Ltd.	843	34,233
STX Offshore & Shipbuilding Co. Ltd.[a]	2,520	13,102
Sung Kwang Bend Co. Ltd.	2,007	43,430
Sungwoo Hitech Co. Ltd.	2,427	34,558
Suprema Inc.[a]	2,358	58,425
Taekwang Industrial Co. Ltd.	55	71,564
Taewoong Co. Ltd.[a]	2,279	53,479
Taihan Electric Wire Co. Ltd.[a]	9,521	20,335
TK Corp.[a]	1,999	37,077
TONGYANG Life Insurance Co.	2,760	26,113
TONGYANG Securities Inc.	10,440	23,129
ViroMed Co. Ltd.[a]	1,092	51,966
Wonik IPS Co. Ltd.[a]	8,271	68,492
Woongjin Thinkbig Co. Ltd.[a]	5,880	36,464

Security	Shares	Value

YESCO Co. Ltd.	1,030	$37,630
Youngone Corp.	1,960	66,925

		6,344,612
TAIWAN — 21.14%
A.G.V. Products Corp.[a]	283,000	85,092
Ability Enterprise Co. Ltd.	54,000	33,864
ALI Corp.	39,000	41,448
Altek Corp.	51,133	54,005
Ambassador Hotel Ltd. (The)	27,000	25,665
AmTRAN Technology Co. Ltd.	78,312	48,851
Asia Optical Co. Inc.[a]	30,000	36,636
Asia Polymer Corp.	78,400	62,621
BES Engineering Corp.	248,000	70,149
Career Technology (MFG.) Co. Ltd.	50,000	52,149
Cathay Real Estate Development Co. Ltd.	84,000	48,934
Cheng Loong Corp.	132,000	60,776
China Bills Finance Corp.	153,000	59,588
China Man-Made Fibers Corp.[a]	93,000	37,755
China Steel Chemical Corp.	12,000	69,311
China Synthetic Rubber Corp.	51,000	47,384
Chipbond Technology Corp.	39,000	66,678
Chong Hong Construction Co.	12,040	33,380
Chroma ATE Inc.	27,000	64,697
Chung Hung Steel Corp.[a]	247,000	66,197
Compeq Manufacturing Co. Ltd.	114,000	60,955
Coretronic Corp.	54,000	53,914
CSBC Corp. Taiwan	69,420	43,992
Cyberlink Corp.	16,125	47,048
CyberTAN Technology Inc.	42,000	48,241
D-Link Corp.	126,000	88,372
Dynapack International Technology Corp.	9,000	23,467
Elan Microelectronics Corp.	36,000	64,638
Faraday Technology Corp.	42,000	60,717
Firich Enterprises Co. Ltd.	16,000	81,325
FLEXium Interconnect Inc.	15,101	45,456
Formosan Rubber Group Inc.	84,000	79,292
G Tech Optoelectronics Corp.	35,000	43,608
Gallop No. 1 REIT	112,000	67,981
Gemtek Technology Corp.	36,000	35,052
Genesis Photonics Inc.[a]	62,899	37,576
Genius Electronic Optical Co. Ltd.	6,357	19,240
Gigabyte Technology Co. Ltd.	63,000	93,571
Gigastorage Corp.[a]	56,400	81,906

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Gintech Energy Corp.[a]	56,000	$53,601
Global Unichip Corp.	12,000	31,289
Gloria Material Technology Corp.	86,818	68,628
Goldsun Development & Construction Co. Ltd.	210,000	84,907
Grand Pacific Petrochemical Corp.	98,000	66,308
Great Wall Enterprise Co. Ltd.	56,253	48,552
Greatek Electronics Inc.	56,000	55,911
Green Energy Technology Inc.[a]	36,125	33,981
HannStar Display Corp.[a]	168,000	62,103
HannsTouch Solution Inc.[a]	84,000	27,170
Hey Song Corp.	22,500	24,358
Ho Tung Chemical Corp.	151,951	75,980
Holy Stone Enterprise Co. Ltd.	64,500	90,263
Huaku Development Co. Ltd.	22,080	55,240
Huang Hsiang Construction Co.	12,000	20,358
Hung Sheng Construction Ltd.	68,000	53,192
Infortrend Technology Inc.	84,000	55,449
ITEQ Corp.	51,600	58,416
Jih Sun Financial Holdings Co. Ltd.	91,761	26,167
Kenda Rubber Industrial Co. Ltd.	48,783	118,182
Kerry TJ Logistics Co. Ltd.	42,000	60,994
King Yuan Electronics Co. Ltd.	112,000	90,567
King’s Town Bank	73,000	69,150
Kingdom Construction Co.	39,000	42,671
Kinpo Electronics Inc.	168,000	65,430
L&K Engineering Co. Ltd.	56,000	52,954
Lealea Enterprise Co. Ltd.	157,690	57,251
Lien Hwa Industrial Corp.	70,000	44,475
Makalot Industrial Co. Ltd.	14,000	76,705
Masterlink Securities Corp.	208,000	68,514
Medigen Biotechnology Corp.[a]	8,397	55,845
Mercuries & Associates Ltd.	29,548	19,554
Micro-Star International Co. Ltd.	93,000	92,853
Microbio Co. Ltd.[a]	65,727	70,721
MIN AIK Technology Co. Ltd.	14,000	83,174
Mitac Holdings Corp.[a]	69,000	61,717
Motech Industries Inc.[a]	28,000	48,241
Neo Solar Power Corp.[a]	83,854	104,340
Newmax Technology Co. Ltd.[a]	15,939	33,932
Pan-International Industrial Corp.	48,480	36,962
PChome Online Inc.	6,312	45,312
Phihong Technology Co. Ltd.	70,000	49,789
Pixart Imaging Inc.	21,635	41,845
President Securities Corp.	127,510	71,755

Security	Shares	Value

Prince Housing & Development Corp.	111,579	$57,266
Radium Life Tech Co. Ltd.	70,557	55,192
Ritek Corp.[a]	266,000	46,268
Sanyang Industry Co. Ltd.	76,820	151,875
Senao International Co. Ltd.	9,000	26,140
Shihlin Electric & Engineering Corp.	56,000	68,942
Shining Building Business Co. Ltd.[a]	75,600	62,006
Shinkong Synthetic Fibers Corp.	126,135	42,048
Shinkong Textile Co. Ltd.	27,000	35,067
Silitech Technology Corp.	32,200	39,270
Sino-American Silicon Products Inc.[a]	42,000	78,599
Sinyi Realty Co.	33,508	54,468
Soft-World International Corp.	21,140	66,355
Solar Applied Materials Technology Corp.	56,799	51,647
Solartech Energy Corp.[a]	83,744	63,987
Ta Chen Stainless Pipe Co. Ltd.	203,600	93,071
Ta Chong Bank Ltd.[a]	96,808	33,390
Taichung Commercial Bank Co. Ltd.	90,395	32,222
Taiflex Scientific Co. Ltd.	21,000	39,923
Taiwan Hon Chuan Enterprise Co. Ltd.	27,000	58,459
Taiwan Life Insurance Co. Ltd.[a]	48,599	44,672
Taiwan Paiho Ltd.	56,050	60,309
Taiwan Secom Co. Ltd.	30,000	76,342
Taiwan Surface Mounting Technology Co. Ltd.	40,141	59,818
Taiwan TEA Corp.[a]	91,000	79,292
Taiwan-Sogo Shinkong Security Corp.	64,000	92,732
Ton Yi Industrial Corp.	84,000	86,639
Tong Hsing Electronic Industries Ltd.	16,000	83,966
Tong Yang Industry Co. Ltd.	47,133	65,648
Topco Technologies Corp.	28,000	69,219
Tsann Kuen Enterprise Co. Ltd.	15,000	20,967
TTY Biopharm Co. Ltd.	23,852	78,725
TXC Corp.	36,000	43,013
Union Bank of Taiwan[a]	108,383	38,813
Unity Opto Technology Co. Ltd.[a]	51,679	57,311
UPC Technology Corp.	115,661	52,872
USI Corp.	64,950	43,946
Ve Wong Corp.	70,000	56,720
Visual Photonics Epitaxy Co. Ltd.	69,900	70,943
Wafer Works Corp.[a]	84,270	45,614

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

Wah Lee Industrial Corp.	42,000	$73,747
Waterland Financial Holdings Co. Ltd.	168,941	55,146
Weikeng Industrial Co. Ltd.	129,000	102,611
Win Semiconductors Corp.	36,000	32,794
Winbond Electronics Corp.[a]	252,000	71,945
Wintek Corp.[a]	112,000	37,336
WT Microelectronics Co. Ltd.	55,299	69,904
Yageo Corp.[a]	128,100	61,095
YFY Inc.	202,000	96,673
Yieh Phui Enterprise Co. Ltd.[a]	201,014	62,564
YungShin Global Holding Corp.	35,000	65,846
Yungtay Engineering Co. Ltd.	40,000	113,275
Zinwell Corp.	39,000	48,721

		7,971,750
THAILAND — 3.91%
Amata Corp. PCL NVDR	93,600	39,305
Bangkok Land PCL NVDR	1,458,400	67,947
Bumrungrad Hospital PCL NVDR	48,700	132,852
Central Plaza Hotel PCL NVDR	61,200	56,745
Delta Electronics (Thailand) PCL NVDR	56,000	93,119
Esso (Thailand) PCL NVDR	212,300	39,044
G J Steel PCL NVDR[a]	10,545,900	19,395
Hana Microelectronics PCL NVDR	81,200	63,467
Hemaraj Land and Development PCL NVDR	596,400	55,938
Jasmine International PCL NVDR	460,800	109,462
Khon Kaen Sugar Industry PCL NVDR	135,500	54,408
Kiatnakin Bank PCL NVDR	50,432	61,446
Pruksa Real Estate PCL NVDR	69,300	41,633
Sino-Thai Engineering & Construction PCL NVDR	86,128	42,767
Sri Trang Agro-Industry PCL NVDR	146,500	56,579
Supalai PCL NVDR	110,300	59,841
Thai Airways International PCL NVDR	66,300	26,418
Thai Tap Water Supply PCL NVDR	224,000	63,509
Thai Union Frozen Products PCL NVDR	48,500	101,088
Thai Vegetable Oil PCL NVDR	101,200	69,483
Thaicom PCL NVDR	66,800	83,948
Thanachart Capital PCL NVDR	77,000	75,525
TISCO Financial Group PCL NVDR	50,740	61,432

		1,475,351

Security	Shares	Value

TURKEY — 1.73%
Asya Katilim Bankasi ASa	106,935	$57,701
Bagfas Bandirma Gubre Fabrikalari AS	3,274	48,544
Bizim Toptan Satis Magazalari AS	6,742	63,892
Eczacibasi Yatirim Holding Ortakligi AS	22,468	51,754
Ihlas Holding ASa,b	295,275	48,200
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	123,158	64,220
Koza Anadolu Metal Madencilik Isletmeleri ASa	25,802	26,324
Net Holding ASb	45,555	46,683
Nortel Networks Netas Telekomunikasyon AS	7,112	16,253
Saf Gayrimenkul Yatirim Ortakligi ASa	65,922	34,674
Tat Gida Sanayi ASa	44,214	42,301
Tekfen Holding AS	16,352	34,403
Turkiye Sinai Kalkinma Bankasi AS	87,696	68,792
Yazicilar Holding AS	6,356	49,715

		653,456

TOTAL COMMON STOCKS
(Cost: $37,420,025)		37,277,872

PREFERRED STOCKS — 0.80%

BRAZIL — 0.61%
Banco ABC Brasil SA	6,272	30,205
Banco Daycoval SA	6,000	21,087
Banco Industrial e Comercial SA	6,300	19,661
Banco Panamericano SA	17,711	28,962
Companhia de Ferro Ligas da Bahia – Ferbasa	7,500	38,816
GOL Linhas Aereas Inteligentes SA	8,100	38,420
Randon SA Implementos e Participacoes	8,100	28,572
Saraiva Livreiros Editores SA	2,800	25,771

		231,494
COLOMBIA — 0.19%
Avianca Holdings SA	34,937	72,265

		72,265

TOTAL PREFERRED STOCKS
(Cost: $407,546)		303,759

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2014

Security	Shares	Value

RIGHTS — 0.02%

CHILE — 0.00%
Parque Arauco SAa	7,615	$981

		981
MALAYSIA — 0.02%
QL Resources Bhd[a]	13,160	5,422

		5,422
POLAND — 0.00%
Polimex-Mostostal SAa	65,920	808

		808

TOTAL RIGHTS
(Cost: $0)		7,211

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	1,085,513	1,085,513
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	56,908	56,908
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	43,768	43,768

		1,186,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,186,189)		1,186,189

TOTAL INVESTMENTS IN SECURITIES — 102.84%
(Cost: $39,013,760)		38,775,031
Other Assets, Less Liabilities — (2.84)%		(1,072,240)

NET ASSETS — 100.00%		$37,702,791

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 92.08%

BRAZIL — 4.47%
Banco Bradesco SA	1,600	$19,966
Banco do Brasil SA	8,000	70,890
Banco Santander (Brasil) SA Units	9,600	47,055
BM&F Bovespa SA	19,200	82,767
Centrais Eletricas Brasileiras SA	800	1,712
Companhia de Saneamento Basico do Estado de Sao Paulo	3,200	29,452
Companhia de Saneamento de Minas Gerais SA	800	11,404
Companhia Siderurgica Nacional SA	4,800	21,021
CPFL Energia SA	1,600	11,507
EDP Energias do Brasil SA	2,400	9,175
Embraer SA	2,400	21,524
MRV Engenharia e Participacoes SA	3,200	11,123
Petroleo Brasileiro SA	29,600	164,599
Porto Seguro SA	800	11,123
Souza Cruz SA	800	6,966
Sul America SA Units	1,600	10,253
TIM Participacoes SA	8,000	39,247
Tractebel Energia SA	1,600	22,740
Transmissora Alianca de Energia Eletrica SA	800	6,178
Vale SA	12,800	180,822

		779,524
CHILE — 1.55%
AES Gener SA	19,232	10,071
Aguas Andinas SA Series A	26,592	16,293
Banco de Chile	185,811	23,721
Banco de Credito e Inversiones	120	6,567
Banco Santander (Chile) SA	687,880	37,245
CAP SA	576	9,027
Colbun SA	60,456	14,145
CorpBanca SA	1,473,488	17,533
E.CL SA	4,704	6,250
Empresa Nacional de Electricidad SA	32,472	44,117
Empresa Nacional de Telecomunicaciones SA	1,160	13,394
Empresas CMPC SA	6,177	14,895
Enersis SA	199,568	57,218

		270,476

Security	Shares	Value

CHINA — 18.80%
Agile Property Holdings Ltd.	16,000	$13,668
Agricultural Bank of China Ltd. Class H	210,000	89,022
Aluminum Corp. of China Ltd. Class Ha,b	32,000	11,462
Anta Sports Products Ltd.	8,000	12,370
Bank of China Ltd. Class H	736,000	309,154
Bank of Communications Co. Ltd. Class H	88,000	56,467
BBMG Corp. Class H	8,000	5,958
China Agri-Industries Holdings Ltd.	17,800	7,637
China BlueChemical Ltd. Class H	16,000	9,339
China Cinda Asset Management Co. Ltd.[a]	16,000	9,648
China CITIC Bank Corp. Ltd. Class H	80,000	42,984
China Coal Energy Co. Class Hb	40,000	20,461
China Communications Construction Co. Ltd. Class H	40,000	27,934
China Communications Services Corp. Ltd. Class H	16,000	7,525
China Construction Bank Corp. Class H	704,000	483,481
China COSCO Holdings Co. Ltd. Class Ha	12,000	5,164
China International Marine Containers (Group) Co. Ltd. Class H	4,800	11,714
China Merchants Bank Co. Ltd. Class H	44,000	77,216
China Minsheng Banking Corp. Ltd. Class H	32,000	31,831
China Mobile Ltd.	60,000	570,155
China National Building Material Co. Ltd. Class H	32,000	30,511
China Petroleum & Chemical Corp. Class H	246,000	218,391
China Resources Cement Holdings Ltd.	16,000	11,834
China Shenhua Energy Co. Ltd. Class H	32,000	86,999
China Telecom Corp. Ltd. Class H	128,000	55,415
Chongqing Rural Commercial Bank Co. Ltd. Class H	24,000	10,019

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2014

Security	Shares	Value

CITIC Pacific Ltd.[b]	16,000	$23,048
COSCO Pacific Ltd.	16,000	21,440
Datang International Power Generation Co. Ltd. Class H	32,000	12,864
Evergrande Real Estate Group Ltd.[b]	24,000	10,236
Far East Horizon Ltd.	8,000	5,772
Fosun International Ltd.	16,000	19,894
Franshion Properties (China) Ltd.	32,000	9,937
GCL-Poly Energy Holdings Ltd.[a,b]	32,000	12,040
GOME Electrical Appliances Holdings Ltd.	64,000	10,720
Greentown China Holdings Ltd.	4,000	5,236
Guangdong Investment Ltd.	16,000	16,740
Guangzhou R&F Properties Co. Ltd. Class H	9,600	13,013
Haitong Securities Co. Ltd. Class H	6,400	8,543
Industrial and Commercial Bank of China Ltd. Class H	728,000	436,178
Jiangsu Expressway Co. Ltd. Class H	16,000	20,368
Jiangxi Copper Co. Ltd. Class H	16,000	27,749
Kingboard Chemical Holdings Co. Ltd.	5,000	10,965
New World China Land Ltd.	16,000	9,545
Nine Dragons Paper (Holdings) Ltd.[b]	16,000	12,246
PetroChina Co. Ltd. Class H	208,000	219,228
Poly Property Group Co. Ltd.	16,000	7,319
Shanghai Electric Group Co. Ltd. Class H	32,000	10,926
Shanghai Industrial Holdings Ltd.	8,000	27,264
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,400	6,247
Shougang Fushan Resources Group Ltd.	32,000	8,494
Shui On Land Ltd.	36,833	10,156
Sino-Ocean Land Holdings Ltd.	16,000	8,494
SOHO China Ltd.	20,000	15,153
Yanzhou Coal Mining Co. Ltd. Class Hb	16,000	11,483
Yuexiu Property Co. Ltd.	64,000	13,194
Zhejiang Expressway Co. Ltd. Class H	16,000	14,039
Zijin Mining Group Co. Ltd. Class Hb	48,000	10,452
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	14,400	10,743

		3,276,085

Security	Shares	Value

COLOMBIA — 0.75%
Almacenes Exito SA	832	$10,249
Ecopetrol SA	32,368	55,331
Grupo Argos SA	2,776	25,327
Grupo de Inversiones Suramericana SA	2,232	36,171
Interconexion Electrica SA ESP	1,096	4,068

		131,146
CZECH REPUBLIC — 0.26%
CEZ AS	1,448	39,083
Telefonica Czech Republic AS	464	7,057

		46,140
EGYPT — 0.17%
Global Telecom Holding SP GDR[a]	9,019	28,897

		28,897
GREECE — 0.63%
Alpha Bank AEa	16,176	16,376
Folli Follie Group[a]	280	9,842
Hellenic Telecommunications Organization SAa	1,248	21,891
OPAP SA	2,184	34,387
Piraeus Bank SAa	10,150	28,038

		110,534
HUNGARY — 0.25%
MOL Hungarian Oil and Gas PLC	104	6,113
OTP Bank PLC	2,064	36,676

		42,789
INDIA — 6.47%
ACC Ltd.	384	6,845
Adani Enterprises Ltd.	976	4,004
Aditya Birla Nuvo Ltd.	416	7,292
Ambuja Cements Ltd.	6,824	18,497
Bajaj Auto Ltd.	840	26,378
Bank of Baroda	792	7,043
Bharat Heavy Electricals Ltd.	6,312	17,084
Bharat Petroleum Corp. Ltd.	1,888	11,514
Cairn India Ltd.	4,872	25,484
Coal India Ltd.	4,600	18,109
DLF Ltd.	4,456	10,148
GAIL (India) Ltd.	3,536	21,152
Hero Motocorp Ltd.	696	22,090
Hindalco Industries Ltd.	10,680	18,153
ICICI Bank Ltd.	2,088	35,166
Infosys Ltd.	4,496	277,453

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2014

Security	Shares	Value

Jaiprakash Associates Ltd.	8,104	$5,478
Jindal Steel & Power Ltd.	3,360	12,975
JSW Steel Ltd.	816	11,532
Larsen & Toubro Ltd.	2,946	52,743
LIC Housing Finance Ltd.	2,305	7,676
Mahindra & Mahindra Ltd.	3,048	47,923
NTPC Ltd.	8,928	16,191
Oil & Natural Gas Corp. Ltd.	7,152	33,619
Oil India Ltd.	976	7,174
Piramal Enterprises Ltd.	976	8,740
Power Finance Corp. Ltd.	2,848	7,563
Power Grid Corp. of India Ltd.	12,264	18,699
Reliance Capital Ltd.	1,392	6,921
Reliance Communications Ltd.	4,104	7,436
Reliance Industries Ltd.	12,688	163,759
Reliance Infrastructure Ltd.	1,136	6,651
Reliance Power Ltd.[a]	4,392	4,386
Rural Electrification Corp. Ltd.	2,968	9,271
Sesa Sterlite Ltd.	11,164	31,999
Shriram Transport Finance Co. Ltd.	1,160	11,066
Siemens Ltd.	352	3,520
State Bank of India	1,392	34,435
Tata Power Co. Ltd.	10,752	13,670
Tata Steel Ltd.	3,128	17,351
Ultratech Cement Ltd.	112	3,324
Wipro Ltd.	5,520	53,192
Yes Bank Ltd.	1,000	4,920

		1,128,626
INDONESIA — 2.73%
PT Adaro Energy Tbk	152,000	13,028
PT Astra Agro Lestari Tbk	4,000	8,786
PT Astra International Tbk	128,000	76,630
PT Bank Danamon Indonesia Tbk	36,000	12,652
PT Bank Mandiri (Persero) Tbk	88,800	69,608
PT Bank Negara Indonesia (Persero) Tbk	80,000	31,355
PT Bank Rakyat Indonesia (Persero) Tbk	72,000	57,524
PT Bukit Asam (Persero) Tbk	8,000	6,598
PT Gudang Garam Tbk	4,000	16,436
PT Indo Tambangraya Megah Tbk	4,000	8,959
PT Indofood Sukses Makmur Tbk	44,000	27,195
PT Perusahaan Gas Negara (Persero) Tbk	60,000	25,325
PT Telekomunikasi Indonesia (Persero) Tbk	441,600	88,442

Security	Shares	Value

PT United Tractors Tbk	16,000	$26,152
PT XL Axiata Tbk	16,000	6,409

		475,099
MALAYSIA — 4.03%
AirAsia Bhd	4,800	3,736
Alliance Financial Group Bhd	11,200	15,656
AMMB Holdings Bhd	14,400	31,819
Berjaya Sports Toto Bhd	6,471	7,544
British American Tobacco (Malaysia) Bhd	800	14,650
CIMB Group Holdings Bhd	40,700	88,940
Genting Bhd	8,000	24,660
IOI Corp. Bhd	28,800	40,521
IOI Properties Group Bhd[a]	12,600	9,999
Lafarge Malaysia Bhd	4,800	12,804
Malayan Banking Bhd	42,400	126,559
Maxis Bhd	14,400	30,633
MISC Bhd[a]	12,000	23,257
Parkson Holdings Bhd	9,600	8,087
PPB Group Bhd	5,600	27,210
RHB Capital Bhd	5,600	14,015
Sime Darby Bhd	26,400	73,403
Telekom Malaysia Bhd	6,400	11,075
Tenaga Nasional Bhd	29,600	108,408
YTL Corp. Bhd	35,200	16,974
YTL Power International Bhd[a]	24,800	12,867

		702,817
MEXICO — 5.15%
Alfa SAB de CV Series A	28,000	67,419
America Movil SAB de CV Series L	172,000	166,750
Arca Continental SAB de CV	2,400	12,589
Cemex SAB de CV CPO[a]	111,540	146,033
Coca-Cola FEMSA SAB de CV Series L	1,600	15,515
Controladora Comercial Mexicana SAB de CV BC Units	1,600	6,397
Fomento Economico Mexicano SAB de CV BD Units	12,000	102,828
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,200	17,176
Grupo Aeroportuario del Sureste SAB de CV Series B	2,400	26,783
Grupo Carso SAB de CV Series A1	3,200	16,688
Grupo Comercial Chedraui SAB de CV	3,200	9,338

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2014

Security	Shares	Value

Grupo Financiero Banorte SAB de CV Series O	8,800	$57,162
Grupo Financiero Inbursa SAB de CV Series O	8,000	19,172
Grupo Financiero Santander Mexico SAB de CV Series B	16,800	37,090
Grupo Mexico SAB de CV Series B	36,000	110,711
Industrias CH SAB de CV Series Ba	2,400	14,711
Industrias Penoles SAB de CV	1,400	34,022
Kimberly-Clark de Mexico SAB de CV Series A	9,600	23,217
OHL Mexico SAB de CVa	5,600	14,097

		897,698
PERU — 0.41%
Compania de Minas Buenaventura SA SP ADR	1,844	23,234
Southern Copper Corp.	1,592	48,572

		71,806
PHILIPPINES — 1.00%
Aboitiz Equity Ventures Inc.	15,300	20,224
Aboitiz Power Corp.	20,800	18,104
Ayala Corp.	1,280	16,504
BDO Unibank Inc.	11,120	20,927
DMCI Holdings Inc.	8,000	12,439
Energy Development Corp.	40,000	5,242
Globe Telecom Inc.	360	13,711
JG Summit Holdings Inc.	16,960	17,821
Metro Pacific Investments Corp.	74,400	7,751
Metropolitan Bank & Trust Co.	4,760	8,745
Philippine Long Distance Telephone Co.	400	24,160
SM Investments Corp.	573	8,909

		174,537
POLAND — 1.95%
ENEA SA	1,402	6,730
Grupa Lotos SAa	514	6,970
Jastrzebska Spolka Weglowa SA	352	6,002
Kernel Holding SAa	352	3,741
KGHM Polska Miedz SA	1,320	51,087
Orange Polska SA	6,648	22,252
Polska Grupa Energetyczna SA	7,664	46,738
Polski Koncern Naftowy Orlen SA	3,200	46,297
Powszechna Kasa Oszczednosci Bank Polski SA	3,225	47,139
Powszechny Zaklad Ubezpieczen SA	512	74,745

Security	Shares	Value

Synthos SA	5,288	$9,366
Tauron Polska Energia SA	11,784	18,804

		339,871
RUSSIA — 5.38%
Federal Grid Co. of Unified Energy System OJSC[a]	3,120,000	6,099
Gazprom OAO	116,000	449,335
LUKOIL OAO	5,048	275,749
MMC Norilsk Nickel OJSC	512	85,201
Severstal OAO	1,760	14,580
Surgutneftegas OJSC	65,600	49,927
Uralkali OJSC	12,480	57,059

		937,950
SOUTH AFRICA — 7.76%
African Bank Investments Ltd.[b]	13,763	13,069
African Rainbow Minerals Ltd.	880	17,941
Anglo American Platinum Ltd.[a]	264	11,293
AngloGold Ashanti Ltd.	1,272	22,564
Barclays Africa Group Ltd.	3,224	39,795
Barloworld Ltd.	2,192	21,949
Exxaro Resources Ltd.	1,160	15,445
Gold Fields Ltd.	7,592	28,914
Growthpoint Properties Ltd.	18,736	40,989
Harmony Gold Mining Co. Ltd.	1,776	5,744
Impala Platinum Holdings Ltd.	3,592	38,121
Imperial Holdings Ltd.	1,256	19,819
Investec Ltd.	2,584	19,052
Kumba Iron Ore Ltd.	688	28,540
Liberty Holdings Ltd.	1,472	16,798
Mediclinic International Ltd.	1,712	10,713
MMI Holdings Ltd.	11,528	24,565
MTN Group Ltd.	16,528	302,964
Nampak Ltd.	6,064	20,888
Nedbank Group Ltd.	2,096	41,172
PPC Ltd.	4,000	10,948
Redefine Properties Ltd.	31,152	27,377
Reunert Ltd.	2,208	13,010
Sappi Ltd.[a]	5,096	16,343
Sasol Ltd.	5,352	272,076
Standard Bank Group Ltd.	12,288	140,946
Steinhoff International Holdings Ltd.	11,688	56,472
Tiger Brands Ltd.	1,496	34,043
Vodacom Group Ltd.	3,664	40,789

		1,352,339

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2014

Security	Shares	Value

SOUTH KOREA — 14.41%
BS Financial Group Inc.	1,520	$22,640
Daelim Industrial Co. Ltd.	206	17,001
Daewoo Engineering & Construction Co. Ltd.[a]	480	3,660
Daewoo Securities Co. Ltd.	1,760	14,080
DGB Financial Group Inc.	910	13,980
Dongbu Insurance Co. Ltd.	408	19,607
Doosan Heavy Industries & Construction Co. Ltd.	566	19,194
Doosan Infracore Co. Ltd.[a]	480	6,048
GS Engineering & Construction Corp.[a]	360	12,157
GS Holdings Corp.	560	25,993
Hana Financial Group Inc.	2,675	104,494
Hanwha Chemical Corp.	960	18,885
Hanwha Corp.	480	16,187
Hanwha Life Insurance Co. Ltd.	2,480	15,891
Hite Jinro Co. Ltd.	400	8,806
Hyosung Corp.	88	6,001
Hyundai Department Store Co. Ltd.	80	10,604
Hyundai Development Co. Engineering & Construction	480	13,152
Hyundai Engineering & Construction Co. Ltd.	736	40,265
Hyundai Heavy Industries Co. Ltd.	272	55,929
Hyundai Marine & Fire Insurance Co. Ltd.	560	15,266
Hyundai Merchant Marine Co. Ltd.[a]	423	5,310
Hyundai Mobis Co. Ltd.	664	195,001
Hyundai Motor Co.	1,504	345,180
Hyundai Securities Co. Ltd.	1,200	7,520
Hyundai Steel Co.	664	42,297
Industrial Bank of Korea	2,020	25,735
Kangwon Land Inc.	960	28,688
KB Financial Group Inc.	3,140	117,364
KCC Corp.	48	23,202
Kia Motors Corp.	1,672	86,772
Korea Gas Corp.[a]	273	17,748
Korea Investment Holdings Co. Ltd.	400	14,408
Korea Zinc Co. Ltd.	75	23,958
KT Corp.	560	15,921
KT&G Corp.	1,032	75,599
LG Corp.	920	48,262
LG Electronics Inc.	1,064	60,700
Lotte Confectionery Co. Ltd.	8	13,504

Security	Shares	Value

Lotte Shopping Co. Ltd.	104	$32,881
LS Corp.	184	12,617
Mirae Asset Securities Co. Ltd.	320	11,376
NHN Entertainment Corp.[a]	104	9,674
POSCO	632	168,139
S-Oil Corp.	456	27,937
S1 Corp.	72	5,490
Samsung Card Co. Ltd.	320	10,072
Samsung Engineering Co. Ltd.[a]	288	20,261
Samsung Fire & Marine Insurance Co. Ltd.	344	75,890
Samsung Heavy Industries Co. Ltd.	1,000	29,883
Samsung Life Insurance Co. Ltd.	600	56,768
Samsung SDI Co. Ltd.	160	22,408
Samsung Securities Co. Ltd.	560	20,774
Shinhan Financial Group Co. Ltd.	4,080	169,889
Shinsegae Co. Ltd.	40	8,450
SK C&C Co. Ltd.	88	11,953
SK Holdings Co. Ltd.	272	49,049
SK Innovation Co. Ltd.	600	75,035
SK Networks Co. Ltd.[a]	1,360	10,613
SK Telecom Co. Ltd.	88	17,847
Woori Finance Holdings Co. Ltd.[a]	3,760	42,443
Woori Investment & Securities Co. Ltd.	1,360	11,746
Yuhan Corp.[a]	16	2,960

		2,511,164
TAIWAN — 12.25%
Acer Inc.[a]	12,000	7,149
Advanced Semiconductor Engineering Inc.	56,000	55,449
Asia Cement Corp.	24,300	30,718
Asia Pacific Telecom Co. Ltd.	8,000	3,974
ASUSTeK Computer Inc.	8,000	76,969
AU Optronics Corp.[a]	72,000	24,477
Catcher Technology Co. Ltd.	8,000	58,090
Chang Hwa Commercial Bank Ltd.	25,050	14,717
Cheng Uei Precision Industry Co. Ltd.	8,000	17,084
Chicony Electronics Co. Ltd.	8,050	21,070
China Development Financial Holding Corp.	128,000	37,177
China Life Insurance Co. Ltd.	16,000	15,182
China Motor Co. Ltd.	8,000	7,367
China Petrochemical Development Corp.	17,050	7,428

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2014

Security	Shares	Value

China Steel Corp.	72,840	$61,786
Chunghwa Telecom Co. Ltd.	40,000	121,460
Compal Electronics Inc.	40,000	27,064
CTBC Financial Holding Co. Ltd.	120,529	77,772
Far Eastern New Century Corp.	32,400	34,060
Far EasTone Telecommunications Co. Ltd.	16,000	32,425
First Financial Holding Co. Ltd.	67,510	40,219
Formosa Chemicals & Fibre Corp.	8,720	22,190
Formosa Plastics Corp.	17,200	43,712
Formosa Taffeta Co. Ltd.	8,000	8,647
Foxconn Technology Co. Ltd.	8,000	17,981
Fubon Financial Holding Co. Ltd.	64,000	89,458
Hon Hai Precision Industry Co. Ltd.	108,800	301,644
HTC Corp.	8,000	35,910
Hua Nan Financial Holdings Co. Ltd.	58,100	33,367
Innolux Corp.[a]	65,640	23,398
Inventec Corp.	24,000	25,309
LCY Chemical Corp.	8,149	10,207
Lite-On Technology Corp.	16,089	23,657
Mega Financial Holding Co. Ltd.	94,130	75,185
Novatek Microelectronics Corp. Ltd.	8,000	36,702
Pegatron Corp.	16,000	21,493
Pou Chen Corp.	24,000	32,042
Powertech Technology Inc.	8,000	11,169
Quanta Computer Inc.	24,000	59,014
Realtek Semiconductor Corp.	8,060	23,942
Ruentex Development Co. Ltd.	8,586	15,246
Shin Kong Financial Holding Co. Ltd.	65,259	21,539
Siliconware Precision Industries Co. Ltd.	32,000	40,346
SinoPac Financial Holdings Co. Ltd.	56,955	27,351
Synnex Technology International Corp.	16,000	27,355
Taishin Financial Holdings Co. Ltd.	59,207	27,847
Taiwan Cement Corp.	32,000	51,013
Taiwan Cooperative Financial Holding Co. Ltd.	56,153	30,395
Taiwan Mobile Co. Ltd.	16,000	48,109
Teco Electric and Machinery Co. Ltd.	16,000	18,377
U-Ming Marine Transport Corp.	8,000	13,413
Unimicron Technology Corp.	16,000	11,301
United Microelectronics Corp.	112,000	45,468

Security	Shares	Value

Walsin Lihwa Corp.[a]	40,000	$12,450
Wistron Corp.	24,900	20,710
WPG Holdings Co. Ltd.	16,000	19,011
Yuanta Financial Holding Co. Ltd.	72,000	37,785

		2,134,380
THAILAND — 2.23%
Bangkok Bank PCL Foreign	5,600	29,437
Bangkok Bank PCL NVDR	5,600	29,523
Banpu PCL NVDR	9,900	7,890
BTS Group Holdings PCL NVDR	39,200	10,033
Charoen Pokphand Foods PCL NVDR	11,200	9,355
Glow Energy PCL NVDR	3,200	7,258
Kasikornbank PCL NVDR	6,400	33,447
Krung Thai Bank PCL NVDR	36,800	20,191
PTT Exploration & Production PCL NVDR	13,600	64,196
PTT Global Chemical PCL NVDR	16,000	36,782
PTT PCL NVDR	8,800	79,031
Siam Commercial Bank PCL NVDR	8,800	40,864
Thai Oil PCL NVDR	8,000	12,751
True Corp. PCL NVDR[a]	36,000	8,055

		388,813
TURKEY — 1.43%
Akbank TAS	7,248	18,799
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,040	4,122
Enka Insaat ve Sanayi AS	3,864	11,704
Ford Otomotiv Sanayi AS	560	4,964
Haci Omer Sabanci Holding AS	8,768	31,130
KOC Holding AS	6,104	22,640
Tofas Turk Otomobil Fabrikasi AS	528	2,550
Turk Hava Yollari AO	2,530	7,548
Turk Telekomunikasyon AS	4,496	12,109
Turkcell Iletisim Hizmetleri ASa	4,544	23,736
Turkiye Halk Bankasi AS	5,560	27,354
Turkiye Is Bankasi AS Class C	16,656	30,889
Turkiye Petrol Rafinerileri AS	1,368	24,129
Turkiye Sise ve Cam Fabrikalari AS	3,896	3,992
Turkiye Vakiflar Bankasi TAO Class D	7,616	11,396
Yapi ve Kredi Bankasi AS	7,976	11,971

		249,033

TOTAL COMMON STOCKS
(Cost: $17,241,652)		16,049,724

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2014

Security	Shares	Value

PREFERRED STOCKS — 7.46%

BRAZIL — 5.70%
AES Tiete SA	800	$5,959
Banco Bradesco SA	13,600	158,997
Banco do Estado do Rio Grande do Sul SA Class B	1,600	7,808
Bradespar SA	2,400	21,894
Centrais Eletricas Brasileiras SA Class B	3,200	12,452
Companhia Energetica de Minas Gerais	6,796	39,069
Companhia Energetica de Sao Paulo Class B	1,600	15,411
Companhia Paranaense de Energia Class B	800	8,647
Gerdau SA	8,000	49,452
Itausa – Investimentos Itau SA	28,021	101,840
Metalurgica Gerdau SA	3,200	24,534
Oi SA	6,400	9,836
Petroleo Brasileiro SA	40,000	232,705
Telefonica Brasil SA	3,200	58,877
Usinas Siderurgicas de Minas Gerais SA Class A	4,000	16,729
Vale SA Class A	18,400	229,134

		993,344
COLOMBIA — 0.21%
Banco Davivienda SA	920	10,829
Grupo Argos SA	1,112	10,200
Grupo de Inversiones Suramericana SA	920	15,233

		36,262
RUSSIA — 0.30%
Surgutneftegas OJSC	68,800	51,537

		51,537
SOUTH KOREA — 1.25%
Hyundai Motor Co. Ltd.	232	29,991
Hyundai Motor Co. Ltd. Series 2	376	51,073
LG Chem Ltd.	72	10,286
Samsung Electronics Co. Ltd.	128	127,460

		218,810

TOTAL PREFERRED STOCKS
(Cost: $1,598,470)		1,299,953

Security	Shares	Value

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	430	$405

		405

TOTAL RIGHTS
(Cost: $0)		405

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	110,639	110,639
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	5,801	5,801
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,748	5,748

		122,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,188)		122,188

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $18,962,310)		17,472,270
Other Assets, Less Liabilities — (0.24)%		(41,589)

NET ASSETS — 100.00%		$17,430,681

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2014

	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Consumer Discretionary ETF

ASSETS
Investments, at cost:
Unaffiliated	$453,258,696	$35,025,343	$5,216,971
Affiliated (Note 2)	10,425,018	448,401	53,854

Total cost of investments	$463,683,714	$35,473,744	$5,270,825

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$419,821,043	$35,736,129	$5,515,899
Affiliated (Note 2)	10,425,018	448,401	53,854

Total fair value of investments	430,246,061	36,184,530	5,569,753
Foreign currency, at value[b]	433,617	25,878	2,679
Cash	540,398	13,913	—
Receivables:
Investment securities sold	3,451,161	233,205	16,864
Dividends and interest	355,062	81,147	13,191

Total Assets	435,026,299	36,538,673	5,602,487

LIABILITIES
Payables:
Investment securities purchased	3,461,315	213,944	17,366
Collateral for securities on loan (Note 1)	10,425,018	448,401	52,820
Foreign taxes (Note 1)	—	5	—
Investment advisory fees (Note 2)	221,756	13,129	2,793

Total Liabilities	14,108,089	675,479	72,979

NET ASSETS	$420,918,210	$35,863,194	$5,529,508

Net assets consist of:
Paid-in capital	$636,210,843	$45,157,324	$6,088,418
Distributions in excess of net investment income	(321,952)	(40,495)	(3,362)
Accumulated net realized loss	(181,538,218)	(9,963,701)	(854,311)
Net unrealized appreciation (depreciation)	(33,432,463)	710,066	298,763

NET ASSETS	$420,918,210	$35,863,194	$5,529,508

Shares outstanding[c]	11,900,000	650,000	100,000

Net asset value per share	$35.37	$55.17	$55.30

[a]	Securities on loan with values of $9,772,483, $420,052 and $50,136, respectively. See Note 1.
[b]	Cost of foreign currency: $432,004, $25,610 and $2,683, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	61

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Emerging Markets Energy Capped ETF	iShares MSCI Emerging Markets Growth ETF	iShares MSCI Emerging Markets Minimum Volatility ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,340,472	$5,186,754	$2,119,879,537
Affiliated (Note 2)	24,694	162,976	54,384,206

Total cost of investments	$2,365,166	$5,349,730	$2,174,263,743

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,723,650	$5,328,395	$2,053,363,633
Affiliated (Note 2)	24,694	162,976	54,384,206

Total fair value of investments	1,748,344	5,491,371	2,107,747,839
Foreign currency, at value[b]	1,140	6,037	11,153,079
Receivables:
Investment securities sold	41,699	5,392	8,527,665
Dividends and interest	2,594	8,498	4,186,497

Total Assets	1,793,777	5,511,298	2,131,615,080

LIABILITIES
Payables:
Investment securities purchased	39,944	7,227	8,433,243
Collateral for securities on loan (Note 1)	23,703	156,384	53,350,420
Foreign taxes (Note 1)	—	1	—
Investment advisory fees (Note 2)	913	1,951	399,428

Total Liabilities	64,560	165,563	62,183,091

NET ASSETS	$1,729,217	$5,345,735	$2,069,431,989

Net assets consist of:
Paid-in capital	$3,421,694	$5,931,623	$2,222,478,759
Undistributed (distributions in excess of) net investment income	182	(2,717)	(530,735)
Accumulated net realized loss	(1,075,831)	(724,806)	(85,859,985)
Net unrealized appreciation (depreciation)	(616,828)	141,635	(66,656,050)

NET ASSETS	$1,729,217	$5,345,735	$2,069,431,989

Shares outstanding[c]	50,000	100,000	37,100,000

Net asset value per share	$34.58	$53.46	$55.78

[a]	Securities on loan with values of $21,694, $147,808 and $49,820,767, respectively. See Note 1.
[b]	Cost of foreign currency: $1,142, $5,989 and $11,256,721, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Emerging Markets Small-Cap ETF	iShares MSCI Emerging Markets Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$37,827,571	$18,840,122
Affiliated (Note 2)	1,186,189	122,188

Total cost of investments	$39,013,760	$18,962,310

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$37,588,842	$17,350,082
Affiliated (Note 2)	1,186,189	122,188

Total fair value of investments	38,775,031	17,472,270
Foreign currency, at value[b]	58,628	15,634
Cash	—	6,854
Receivables:
Investment securities sold	249,657	157,681
Dividends and interest	61,111	34,068

Total Assets	39,144,427	17,686,507

LIABILITIES
Payables:
Investment securities purchased	279,655	132,911
Collateral for securities on loan (Note 1)	1,142,421	116,440
Foreign taxes (Note 1)	28	—
Investment advisory fees (Note 2)	19,532	6,475

Total Liabilities	1,441,636	255,826

NET ASSETS	$37,702,791	$17,430,681

Net assets consist of:
Paid-in capital	$46,717,916	$20,009,220
Undistributed (distributions in excess of) net investment income	(127,601)	4,777
Accumulated net realized loss	(8,649,123)	(1,093,131)
Net unrealized depreciation	(238,401)	(1,490,185)

NET ASSETS	$37,702,791	$17,430,681

Shares outstanding[c]	800,000	400,000

Net asset value per share	$47.13	$43.58

[a]	Securities on loan with values of $1,026,486 and $109,073, respectively. See Note 1.
[b]	Cost of foreign currency: $57,932 and $15,526, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	63

Consolidated Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Consumer Discretionary ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,014,680	$218,366	$29,925
Interest — affiliated (Note 2)	60	7	—
Securities lending income — affiliated (Note 2)	93,162	4,028	903
Payment from affiliate (Note 2)	—	56,083	—

	4,107,902	278,484	30,828
Less: Other foreign taxes (Note 1)	—	(1,860)	(38)

Total investment income	4,107,902	276,624	30,790

EXPENSES
Investment advisory fees (Note 2)	1,635,866	115,321	15,254
Mauritius income taxes (Note 1)	18,745	—	—
Commitment fees (Note 6)	1,346	84	3
Interest expense (Note 6)	390	44	—

Total expenses	1,656,347	115,449	15,257
Less investment advisory fees waived (Note 2)	—	(32,222)	—

Net expenses	1,656,347	83,227	15,257

Net investment income	2,451,555	193,397	15,533

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(11,222,592)	(103,690)	(34,130)
In-kind redemptions — unaffiliated	2,284,613	—	—
Foreign currency transactions	(101,446)	(3,858)	(2,884)

Net realized loss	(9,039,425)	(107,548)	(37,014)

Net change in unrealized appreciation/depreciation on:
Investments	24,436,515	2,221,079	248,544
Translation of assets and liabilities in foreign currencies	72,384	(15)	(49)

Net change in unrealized appreciation/depreciation	24,508,899	2,221,064	248,495

Net realized and unrealized gain	15,469,474	2,113,516	211,481

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,921,029	$2,306,913	$227,014

a Net of foreign withholding tax of $332,592, $32,190 and $6,713, respectively.

See notes to consolidated financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Emerging Markets Energy Capped ETF	iShares MSCI Emerging Markets Growth ETF	iShares MSCI Emerging Markets Minimum Volatility ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,131	$35,430	$21,687,812
Interest — affiliated (Note 2)	—	1	313
Securities lending income — affiliated (Note 2)	166	701	99,590

	15,297	36,132	21,787,715
Less: Other foreign taxes (Note 1)	—	(262)	—

Total investment income	15,297	35,870	21,787,715

EXPENSES
Investment advisory fees (Note 2)	6,288	18,194	8,286,889
Mauritius income taxes (Note 1)	—	—	22,266
Commitment fees (Note 6)	3	6	972

Total expenses	6,291	18,200	8,310,127
Less investment advisory fees waived (Note 2)	—	(5,084)	(5,199,878)

Net expenses	6,291	13,116	3,110,249

Net investment income	9,006	22,754	18,677,466

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(72,280)	(78,800)	(79,757,219)
In-kind redemptions — unaffiliated	—	—	26,066,792
Foreign currency transactions	(1)	(563)	(1,197,952)

Net realized loss	(72,281)	(79,363)	(54,888,379)

Net change in unrealized appreciation/depreciation on:
Investments	(704)	421,390	78,870,258
Translation of assets and liabilities in foreign currencies	97	344	(15,969)

Net change in unrealized appreciation/depreciation	(607)	421,734	78,854,289

Net realized and unrealized gain (loss)	(72,888)	342,371	23,965,910

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(63,882)	$365,125	$42,643,376

[a]	Net of foreign withholding tax of $1,787, $4,680 and $2,392,254, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	65

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Emerging Markets Small-Cap ETF	iShares MSCI Emerging Markets Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$241,561	$154,453
Interest — unaffiliated	1	—
Interest — affiliated (Note 2)	7	3
Securities lending income — affiliated (Note 2)	14,993	913
Payment from affiliate (Note 2)	73,193	—

	329,755	155,369
Less: Other foreign taxes (Note 1)	(1,052)	(408)

Total investment income	328,703	154,961

EXPENSES
Investment advisory fees (Note 2)	111,586	53,279
Commitment fees (Note 6)	31	16
Interest expense (Note 6)	71	16

Total expenses	111,688	53,311
Less investment advisory fees waived (Note 2)	—	(14,887)

Net expenses	111,688	38,424

Net investment income	217,015	116,537

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(248,813)	(126,601)
Foreign currency transactions	(5,962)	(2,347)

Net realized loss	(254,775)	(128,948)

Net change in unrealized appreciation/depreciation on:
Investments	3,098,029	147
Translation of assets and liabilities in foreign currencies	1,569	972

Net change in unrealized appreciation/depreciation	3,099,598	1,119

Net realized and unrealized gain (loss)	2,844,823	(127,829)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,061,838	$(11,292)

[a]	Net of foreign withholding tax of $23,538 and $18,142, respectively.

See notes to consolidated financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI BRIC ETF		iShares MSCI Emerging Markets Asia ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,451,555	$14,531,717	$193,397	$1,481,906
Net realized loss	(9,039,425)	(28,282,720)	(107,548)	(13,002,316)
Net change in unrealized appreciation/depreciation	24,508,899	18,953,553	2,221,064	187,713

Net increase (decrease) in net assets resulting from operations	17,921,029	5,202,550	2,306,913	(11,332,697)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,048,808)	(13,252,516)	(570,137)	(1,144,738)

Total distributions to shareholders	(3,048,808)	(13,252,516)	(570,137)	(1,144,738)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	21,679,666	2,785,624	208,872,206
Cost of shares redeemed	(68,814,952)	(223,917,437)	—	(185,124,642)

Net increase (decrease) in net assets from capital share transactions	(68,814,952)	(202,237,771)	2,785,624	23,747,564

INCREASE (DECREASE) IN NET ASSETS	(53,942,731)	(210,287,737)	4,522,400	11,270,129

NET ASSETS
Beginning of period	474,860,941	685,148,678	31,340,794	20,070,665

End of period	$420,918,210	$474,860,941	$35,863,194	$31,340,794

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(321,952)	$275,301	$(40,495)	$336,245

SHARES ISSUED AND REDEEMED
Shares sold	—	550,000	50,000	3,650,000
Shares redeemed	(1,900,000)	(5,950,000)	—	(3,450,000)

Net increase (decrease) in shares outstanding	(1,900,000)	(5,400,000)	50,000	200,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	67

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Consumer Discretionary ETF		iShares MSCI Emerging Markets Energy Capped ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,533	$19,267	$9,006	$51,980
Net realized loss	(37,014)	(42,811)	(72,281)	(89,021)
Net change in unrealized appreciation/depreciation	248,495	138,120	(607)	(118,848)

Net increase (decrease) in net assets resulting from operations	227,014	114,576	(63,882)	(155,889)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,742)	(30,681)	(12,017)	(46,822)

Total distributions to shareholders	(21,742)	(30,681)	(12,017)	(46,822)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,816,123	—	—	—

Net increase in net assets from capital share transactions	2,816,123	—	—	—

INCREASE (DECREASE) IN NET ASSETS	3,021,395	83,895	(75,899)	(202,711)

NET ASSETS
Beginning of period	2,508,113	2,424,218	1,805,116	2,007,827

End of period	$5,529,508	$2,508,113	$1,729,217	$1,805,116

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,362)	$2,847	$182	$3,193

SHARES ISSUED
Shares sold	50,000	—	—	—

Net increase in shares outstanding	50,000	—	—	—

See notes to consolidated financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Growth ETF		iShares MSCI Emerging Markets Minimum Volatility ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,754	$56,453	$18,677,466	$44,316,678
Net realized loss	(79,363)	(488,613)	(54,888,379)	(21,497,246)
Net change in unrealized appreciation/depreciation	421,734	188,328	78,854,289	(153,606,739)

Net increase (decrease) in net assets resulting from operations	365,125	(243,832)	42,643,376	(130,787,307)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,668)	(78,638)	(35,096,010)	(29,485,424)

Total distributions to shareholders	(45,668)	(78,638)	(35,096,010)	(29,485,424)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,836,973	264,856,705	2,246,859,727
Cost of shares redeemed	—	(7,609,183)	(658,699,554)	(18,086,598)

Net increase (decrease) in net assets from capital share transactions	—	(4,772,210)	(393,842,849)	2,228,773,129

INCREASE (DECREASE) IN NET ASSETS	319,457	(5,094,680)	(386,295,483)	2,068,500,398

NET ASSETS
Beginning of period	5,026,278	10,120,958	2,455,727,472	387,227,074

End of period	$5,345,735	$5,026,278	$2,069,431,989	$2,455,727,472

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,717)	$20,197	$(530,735)	$15,887,809

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	4,400,000	37,500,000
Shares redeemed	—	(150,000)	(11,500,000)	(300,000)

Net increase (decrease) in shares outstanding	—	(100,000)	(7,100,000)	37,200,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	69

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Small-Cap ETF		iShares MSCI Emerging Markets Value ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$217,015	$452,278	$116,537	$287,929
Net realized gain (loss)	(254,775)	192,570	(128,948)	(808,943)
Net change in unrealized appreciation/depreciation	3,099,598	(2,594,104)	1,119	(187,045)

Net increase (decrease) in net assets resulting from operations	3,061,838	(1,949,256)	(11,292)	(708,059)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(515,875)	(514,561)	(159,964)	(279,968)

Total distributions to shareholders	(515,875)	(514,561)	(159,964)	(279,968)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,513,075	24,419,011	6,815,327	7,122,017
Cost of shares redeemed	—	—	—	(4,408,081)

Net increase in net assets from capital share transactions	4,513,075	24,419,011	6,815,327	2,713,936

INCREASE IN NET ASSETS	7,059,038	21,955,194	6,644,071	1,725,909

NET ASSETS
Beginning of period	30,643,753	8,688,559	10,786,610	9,060,701

End of period	$37,702,791	$30,643,753	$17,430,681	$10,786,610

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(127,601)	$171,259	$4,777	$48,204

SHARES ISSUED AND REDEEMED
Shares sold	100,000	500,000	150,000	150,000
Shares redeemed	—	—	—	(100,000)

Net increase in shares outstanding	100,000	500,000	150,000	50,000

See notes to consolidated financial statements.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF
	Six months ended Feb. 28, 2014 (Consolidated)	Year ended Aug. 31, 2013 (Consolidated)	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$34.41	$35.68	$42.25	$42.94	$37.57	$44.13

Income from investment operations:
Net investment income[a]	0.19	0.84	0.98	0.89	0.66	0.58
Net realized and unrealized gain (loss)[b]	1.00	(1.25)	(6.62)	(0.58)	5.35	(6.60)

Total from investment operations	1.19	(0.41)	(5.64)	0.31	6.01	(6.02)

Less distributions from:
Net investment income	(0.23)	(0.86)	(0.93)	(1.00)	(0.64)	(0.54)

Total distributions	(0.23)	(0.86)	(0.93)	(1.00)	(0.64)	(0.54)

Net asset value, end of period	$35.37	$34.41	$35.68	$42.25	$42.94	$37.57

Total return	3.42%[c]	(1.17)%	(13.33)%	0.49%	15.95%	(13.08)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$420,918	$474,861	$685,149	$866,194	$946,814	$497,839
Ratio of expenses to average net assets[d]	0.68%	0.67%	0.69%	0.67%	0.69%	0.72%
Ratio of expenses to average net assets prior to waived fees[d,e]	n/a	n/a	n/a	0.67%	n/a	n/a
Ratio of net investment income to average net assets[d]	1.01%	2.18%	2.55%	1.86%	1.52%	1.87%
Portfolio turnover rate[f]	3%	10%	32%	13%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the years ended August 31, 2013, August 31, 2012, August 31, 2011, August 31, 2010 and August 31, 2009 were 3%, 9%, 20%, 10%, 8% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	71

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Asia ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$52.23	$50.18	$54.71

Income from investment operations:
Net investment income[b]	0.31	1.15	0.87
Net realized and unrealized gain (loss)[c]	3.58	1.82	(4.99)

Total from investment operations	3.89	2.97	(4.12)

Less distributions from:
Net investment income	(0.95)	(0.92)	(0.41)

Total distributions	(0.95)	(0.92)	(0.41)

Net asset value, end of period	$55.17	$52.23	$50.18

Total return	7.45%[d,e]	5.88%	(7.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,863	$31,341	$20,071
Ratio of expenses to average net assets[f]	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[f]	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[f]	1.14%	2.09%	3.05%
Portfolio turnover rate[g]	4%	174%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been 7.28%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 4%, 21% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Consumer Discretionary ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.16	$48.48	$51.54

Income from investment operations:
Net investment income[b]	0.18	0.39	0.26
Net realized and unrealized gain (loss)[c]	5.18	1.90	(3.19)

Total from investment operations	5.36	2.29	(2.93)

Less distributions from:
Net investment income	(0.22)	(0.61)	(0.13)

Total distributions	(0.22)	(0.61)	(0.13)

Net asset value, end of period	$55.30	$50.16	$48.48

Total return	10.65%[d]	4.73%	(5.68)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,530	$2,508	$2,424
Ratio of expenses to average net assets[e]	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets[e]	0.68%	0.76%	0.94%
Portfolio turnover rate[f]	4%	10%	54%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013, and the period ended August 31, 2012 were 4%, 10%, and 5%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	73

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Energy Capped ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$36.10	$40.16	$51.12

Income from investment operations:
Net investment income[b]	0.18	1.04	1.05
Net realized and unrealized loss[c]	(1.46)	(4.16)	(11.14)

Total from investment operations	(1.28)	(3.12)	(10.09)

Less distributions from:
Net investment income	(0.24)	(0.94)	(0.84)
Return of capital	—	—	(0.03)

Total distributions	(0.24)	(0.94)	(0.87)

Net asset value, end of period	$34.58	$36.10	$40.16

Total return	(3.56)%[d]	(7.73)%	(19.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,729	$1,805	$2,008
Ratio of expenses to average net assets[e]	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets[e]	0.96%	2.56%	4.23%
Portfolio turnover rate[f]	9%	7%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014 , the year ended August 31, 2013 and the period ended August 31, 2012 were 9%, 7% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Growth ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.26	$50.60	$54.24

Income from investment operations:
Net investment income[b]	0.23	0.85	0.66
Net realized and unrealized gain (loss)[c]	3.43	0.13	(3.87)

Total from investment operations	3.66	0.98	(3.21)

Less distributions from:
Net investment income	(0.46)	(1.32)	(0.43)

Total distributions	(0.46)	(1.32)	(0.43)

Net asset value, end of period	$53.46	$50.26	$50.60

Total return	7.27%[d]	1.76%	(5.90)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,346	$5,026	$10,121
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	0.85%	1.59%	2.27%
Portfolio turnover rate[f]	14%	64%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
f	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 14%, 28% and 12%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	75

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Minimum Volatility ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$55.56	$55.32	$49.30

Income from investment operations:
Net investment income[b]	0.43	1.85	1.93
Net realized and unrealized gain (loss)[c]	0.62	(0.60)	5.41

Total from investment operations	1.05	1.25	7.34

Less distributions from:
Net investment income	(0.83)	(1.01)	(1.32)

Total distributions	(0.83)	(1.01)	(1.32)

Net asset value, end of period	$55.78	$55.56	$55.32

Total return	1.86%[d]	2.22%	15.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,069,432	$2,455,727	$387,227
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.67%	0.67%	0.69%
Ratio of net investment income to average net assets[e]	1.51%	3.13%	4.08%
Portfolio turnover rate[f]	18%	23%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 12%, 23% and 16%, respectively. See Note 4.

See notes to consolidated financial statements.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Small-Cap ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Aug. 16, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$43.78	$43.44	$49.60	$50.54

Income from investment operations:
Net investment income[b]	0.30	1.07	0.50	0.07
Net realized and unrealized gain (loss)[c]	3.79	1.13	(5.52)	(1.01)

Total from investment operations	4.09	2.20	(5.02)	(0.94)

Less distributions from:
Net investment income	(0.74)	(1.86)	(1.14)	—

Total distributions	(0.74)	(1.86)	(1.14)	—

Net asset value, end of period	$47.13	$43.78	$43.44	$49.60

Total return	9.41%[d,e]	4.85%	(9.98)%	(1.86)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,703	$30,644	$8,689	$69,443
Ratio of expenses to average net assets[f]	0.67%	0.67%	0.69%	0.69%
Ratio of net investment income to average net assets[f]	1.31%	2.26%	1.13%	3.33%
Portfolio turnover rate[g]	10%	21%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
e	Includes payment from an affiliate. See Note 2. Not including these proceeds, the Fund’s total return would have been 9.20%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the years ended August 31, 2013, August 31, 2012, and the period ended August 31, 2011 were 10%, 21%, 17% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	77

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Value ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$43.15	$45.30	$52.58

Income from investment operations:
Net investment income[b]	0.34	1.34	1.00
Net realized and unrealized gain (loss)[c]	0.55	(2.11)	(7.54)

Total from investment operations	0.89	(0.77)	(6.54)

Less distributions from:
Net investment income	(0.46)	(1.38)	(0.74)

Total distributions	(0.46)	(1.38)	(0.74)

Net asset value, end of period	$43.58	$43.15	$45.30

Total return	2.04%[d]	(1.83)%	(12.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,431	$10,787	$9,061
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	1.49%	2.84%	3.73%
Portfolio turnover rate[f]	14%	47%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 14%, 26% and 12%, respectively. See Note 4.

See notes to consolidated financial statements.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI BRIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Consumer Discretionary	Non-diversified
MSCI Emerging Markets Energy Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Emerging Markets Growth	Non-diversified
MSCI Emerging Markets Minimum Volatility	Non-diversified
MSCI Emerging Markets Small-Cap	Non-diversified
MSCI Emerging Markets Value	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Funds to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	79

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES®, INC.

hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI BRIC
Assets:
Common Stocks	$374,068,737	$—	$—	$374,068,737
Preferred Stocks	45,740,945	—	—	45,740,945
Rights	11,361	—	—	11,361
Money Market Funds	10,425,018	—	—	10,425,018

	$430,246,061	$—	$—	$430,246,061

MSCI Emerging Markets Asia
Assets:
Common Stocks	$35,281,615	$—	$—	$35,281,615
Preferred Stocks	454,514	—	—	454,514
Money Market Funds	448,401	—	—	448,401

	$36,184,530	$—	$—	$36,184,530

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	81

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Emerging Markets Consumer Discretionary
Assets:
Common Stocks	$5,343,220	$—	$—	$5,343,220
Preferred Stocks	172,679	—	—	172,679
Money Market Funds	53,854	—	—	53,854

	$5,569,753	$—	$—	$5,569,753

MSCI Emerging Markets Energy Capped
Assets:
Common Stocks	$1,586,891	$—	$—	$1,586,891
Preferred Stocks	136,759	—	—	136,759
Money Market Funds	24,694	—	—	24,694

	$1,748,344	$—	$—	$1,748,344

MSCI Emerging Markets Growth
Assets:
Common Stocks	$5,095,345	$—	$—	$5,095,345
Preferred Stocks	233,050	—	—	233,050
Money Market Funds	162,976	—	—	162,976

	$5,491,371	$—	$—	$5,491,371

MSCI Emerging Markets Minimum Volatility
Assets:
Common Stocks	$1,980,993,340	$—	$—	$1,980,993,340
Preferred Stocks	72,370,293	—	—	72,370,293
Money Market Funds	54,384,206	—	—	54,384,206

	$2,107,747,839	$—	$—	$2,107,747,839

MSCI Emerging Markets Small-Cap
Assets:
Common Stocks	$37,170,260	$77,740	$29,872	$37,277,872
Preferred Stocks	303,759	—	—	303,759
Rights	981	6,230	—	7,211
Money Market Funds	1,186,189	—	—	1,186,189

	$38,661,189	$83,970	$29,872	$38,775,031

MSCI Emerging Markets Value
Assets:
Common Stocks	$16,049,724	$—	$—	$16,049,724
Preferred Stocks	1,299,953	—	—	1,299,953
Rights	405	—	—	405
Money Market Funds	122,188	—	—	122,188

	$17,472,270	$—	$—	$17,472,270

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	83

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan . The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES®, INC.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ consolidated statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI BRIC	$9,772,483
MSCI Emerging Markets Asia	420,052
MSCI Emerging Markets Consumer Discretionary	50,136
MSCI Emerging Markets Energy Capped	21,694

iShares ETF	Market Value of Securities on Loan
MSCI Emerging Markets Growth	$147,808
MSCI Emerging Markets Minimum Volatility	49,820,767
MSCI Emerging Markets Small-Cap	1,026,486
MSCI Emerging Markets Value	109,073

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ consolidated schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each of the iShares MSCI BRIC, iShares MSCI Emerging Markets Consumer Discretionary, iShares MSCI Emerging Markets Energy Capped, iShares MSCI Emerging Markets Minimum Volatility and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Minimum Volatility ETF through December 31, 2014 in order to limit total annual operating expenses to 0.25% of average daily net assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	85

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Emerging Markets Asia	0.68%
MSCI Emerging Markets Growth	0.68
MSCI Emerging Markets Value	0.68

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Asia, iShares Emerging Markets Growth and iShares Emerging Markets Value ETFs through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI BRIC	$44,614
MSCI Emerging Markets Asia	1,846
MSCI Emerging Markets Consumer Discretionary	396
MSCI Emerging Markets Energy Capped	76
MSCI Emerging Markets Growth	331
MSCI Emerging Markets Minimum Volatility	45,495
MSCI Emerging Markets Small-Cap	7,001
MSCI Emerging Markets Value	431

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF received payments from BTC to compensate for foregone securities lending revenue. The payments are reported in the consolidated statements of operations under “Payment from affiliate”.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI BRIC	$14,755,609	$42,669,276
MSCI Emerging Markets Asia	3,692,924	1,254,238
MSCI Emerging Markets Consumer Discretionary	1,749,073	184,747
MSCI Emerging Markets Energy Capped	179,524	171,838
MSCI Emerging Markets Growth	750,418	771,142
MSCI Emerging Markets Minimum Volatility	442,652,681	684,971,378
MSCI Emerging Markets Small-Cap	7,702,391	3,505,921
MSCI Emerging Markets Value	5,662,123	2,202,489

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI BRIC	$—	$39,527,631
MSCI Emerging Markets Consumer Discretionary	1,235,754	—
MSCI Emerging Markets Minimum Volatility	111,190,843	288,184,373
MSCI Emerging Markets Value	3,296,483	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	87

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI BRIC	$104,204,792	$1,540,740	$11,268,086	$7,760,558	$124,774,176
MSCI Emerging Markets Asia	97,875	—	—	—	97,875
MSCI Emerging Markets Consumer Discretionary	769,815	—	—	—	769,815
MSCI Emerging Markets Energy Capped	913,361	—	—	—	913,361
MSCI Emerging Markets Growth	498,606	—	—	—	498,606
MSCI Emerging Markets Minimum Volatility	1,230,114	—	—	—	1,230,114
MSCI Emerging Markets Small-Cap	8,288,581	—	—	—	8,288,581
MSCI Emerging Markets Value	433,576	—	—	—	433,576

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI BRIC	$475,357,508	$57,588,063	$(102,699,510)	$(45,111,447)
MSCI Emerging Markets Asia	36,008,049	4,035,667	(3,859,186)	176,481
MSCI Emerging Markets Consumer Discretionary	5,276,426	704,317	(410,990)	293,327

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Energy Capped	$2,372,146	$40,845	$(664,647)	$(623,802)
MSCI Emerging Markets Growth	5,368,496	616,670	(493,795)	122,875
MSCI Emerging Markets Minimum Volatility	2,190,446,699	142,356,939	(225,055,799)	(82,698,860)
MSCI Emerging Markets Small-Cap	39,192,836	4,418,114	(4,835,919)	(417,805)
MSCI Emerging Markets Value	19,387,023	695,481	(2,610,234)	(1,914,753)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

6.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 29, 2014. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 28, 2014, the maximum amounts borrowed, the average borrowings and the weighted average interest rates under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
MSCI BRIC	$1,165,000	$66,215	1.17%
MSCI Emerging Markets Asia	115,000	7,541	1.17
MSCI Emerging Markets Small-Cap	200,000	12,017	1.17
MSCI Emerging Markets Value	56,000	2,785	1.17

The iShares MSCI Emerging Markets Consumer Discretionary ETF, the iShares MSCI Emerging Markets Energy Capped ETF, the iShares MSCI Emerging Markets Growth ETF, and the iShares MSCI Emerging Markets Minimum Volatility ETF did not borrow under the credit agreement during the six months ended February 28, 2014.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	89

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI BRIC	$0.183764	$—	$0.043759	$0.227523	81%	—%	19%	100%
MSCI Emerging Markets Asia	0.775928	—	0.174300	0.950228	82	—	18	100
MSCI Emerging Markets Consumer Discretionary	0.094505	—	0.122915	0.217420	43	—	57	100
MSCI Emerging Markets Energy Capped	0.202049	—	0.038291	0.240340	84	—	16	100
MSCI Emerging Markets Growth	0.335223	—	0.121457	0.456680	73	—	27	100
MSCI Emerging Markets Minimum Volatility	0.682834	—	0.148825	0.831659	82	—	18	100
MSCI Emerging Markets Small-Cap	0.583818	—	0.153146	0.736964	79	—	21	100
MSCI Emerging Markets Value	0.337601	—	0.119439	0.457040	74	—	26	100

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI All Country World Minimum Volatility ETF | ACWV | NYSE Arca
➢	iShares MSCI Emerging Markets EMEA ETF | EEME | NASDAQ
➢	iShares MSCI Frontier 100 ETF | FM | NYSE Arca
➢	iShares MSCI World ETF | URTH | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

Performance as of February 28, 2014

The iShares MSCI All Country World Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.63%, net of fees, while the total return for the Index was 7.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.33%	9.93%	9.94%	10.33%	9.93%	9.94%
Since Inception	13.13%	13.04%	12.79%	33.91%	33.65%	32.97%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.30	$1.03	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Health Care	16.53%
Financials	15.69
Consumer Staples	14.53
Consumer Discretionary	12.48
Telecommunication Services	9.19
Utilities	8.51
Industrials	7.98
Information Technology	7.93
Energy	4.72
Materials	2.44

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

United States	52.31%
Japan	12.46
Canada	8.55
Switzerland	5.64
China	5.55
Taiwan	3.61
United Kingdom	3.25
Hong Kong	3.13
Singapore	1.31
Malaysia	1.21

TOTAL	97.02%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EMEA ETF

Performance as of February 28, 2014

The iShares MSCI Emerging Markets EMEA ETF (the “Fund”) seeks to track the investment results of an index composed of European, Middle Eastern and African emerging market equities, as represented by the MSCI Emerging Markets EMEA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 3.39%, net of fees, while the total return for the Index was 3.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.40)%	(6.48)%	(6.07)%	(6.40)%	(6.48)%	(6.07)%
Since Inception	1.04%	0.90%	1.56%	2.20%	1.92%	3.33%

The inception date of the Fund was 1/18/12. The first day of secondary market trading was 1/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.90	$2.47	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	29.20%
Energy	24.63
Consumer Discretionary	12.31
Telecommunication Services	10.50
Materials	9.48
Consumer Staples	5.85
Health Care	2.89
Industrials	2.67
Utilities	2.47

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

South Africa	42.79%
Russia	31.41
Poland	10.57
Turkey	7.96
Greece	3.24
Czech Republic	1.52
Hungary	1.34
Egypt	1.17

TOTAL	100.00%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRONTIER 100 ETF

Performance as of February 28, 2014

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 14.44%, net of fees, while the total return for the Index was 14.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.83%	21.02%	22.33%	21.83%	21.02%	22.33%
Since Inception	24.54%	25.63%	25.04%	37.95%	39.71%	38.79%

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,144.40	$4.20	$1,000.00	$1,020.90	$3.96	0.79%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	55.65%
Telecommunication Services	14.14
Industrials	10.82
Energy	7.87
Consumer Staples	6.75
Materials	2.88
Utilities	1.22
Health Care	0.67

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

Kuwait	20.58%
Qatar	19.01
United Arab Emirates	17.50
Nigeria	11.65
Argentina	4.71
Pakistan	4.10
Kenya	3.74
Morocco	3.71
Oman	3.46
Kazakhstan	3.02

TOTAL	91.48%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI WORLD ETF

Performance as of February 28, 2014

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 14.67%, net of fees, while the total return for the Index was 14.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.59%	21.22%	21.68%	21.59%	21.22%	21.68%
Since Inception	19.22%	19.36%	19.06%	45.61%	45.95%	45.25%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,146.70	$1.28	$1,000.00	$1,023.60	$1.20	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	20.69%
Information Technology	12.30
Consumer Discretionary	12.24
Health Care	12.07
Industrials	11.03
Consumer Staples	9.75
Energy	9.41
Materials	5.70
Telecommunication Services	3.61
Utilities	3.20

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

United States	54.58%
United Kingdom	8.89
Japan	8.20
France	4.16
Canada	4.03
Germany	3.98
Switzerland	3.96
Australia	3.19
Spain	1.50
Sweden	1.38

TOTAL	93.87%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.16%

CANADA — 8.50%
Bank of Montreal	60,900	$4,012,871
Bank of Nova Scotia	87,787	5,021,611
BCE Inc.	164,150	7,162,424
Bell Aliant Inc.	49,525	1,196,349
Canadian Imperial Bank of Commerce	44,275	3,706,949
Dollarama Inc.	43,400	3,385,510
Enbridge Inc.	258,125	10,913,094
Fairfax Financial Holdings Ltd.	3,720	1,545,735
First Capital Realty Inc.	61,250	982,700
Franco-Nevada Corp.	34,300	1,753,500
Goldcorp Inc.	34,475	927,161
H&R Real Estate Investment Trust	34,125	685,614
Intact Financial Corp.	84,589	5,090,088
National Bank of Canada	200,900	8,065,401
Pembina Pipeline Corp.	129,850	4,681,615
RioCan Real Estate Investment Trust	64,575	1,531,902
Shaw Communications Inc. Class B	254,100	5,878,767
Shoppers Drug Mart Corp.	40,427	2,202,221
TELUS Corp. NVS	121,856	4,318,543
Thomson Reuters Corp.	152,075	5,220,516
Tim Hortons Inc.	97,125	5,265,343
TransCanada Corp.	254,450	11,203,661

		94,751,575
CHILE — 0.21%
Banco de Chile	13,941,900	1,779,860
Empresa Nacional de Electricidad SA	401,100	544,936

		2,324,796
CHINA — 5.52%
Beijing Enterprises Holdings Ltd.[a]	350,000	3,355,216
China Communications Services Corp. Ltd. Class H	1,400,000	658,416
China Construction Bank Corp. Class H	7,525,000	5,167,890
China Gas Holdings Ltd.	1,400,000	2,197,125
China Mengniu Dairy Co. Ltd.	351,000	1,799,988
China Mobile Ltd.	1,595,000	15,156,615
China Petroleum & Chemical Corp. Class H	1,818,400	1,614,315

Security	Shares	Value

China Resources Gas Group Ltd.	700,000	$2,462,296
China Resources Power Holdings Co. Ltd.	350,000	845,118
China Telecom Corp. Ltd. Class H	1,750,000	757,629
China Unicom (Hong Kong) Ltd.	1,050,000	1,398,909
Guangdong Investment Ltd.[a]	1,050,000	1,098,563
Haier Electronics Group Co. Ltd.	168,000	496,788
Hengan International Group Co. Ltd.	350,000	3,799,421
Industrial and Commercial Bank of China Ltd. Class H	1,225,000	733,954
Inner Mongolia Yitai Coal Co. Ltd. Class B	682,542	805,400
Jiangsu Expressway Co. Ltd. Class H	804,000	1,023,511
Lenovo Group Ltd.[a]	3,500,000	3,734,031
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	446,500	1,162,124
Shenzhou International Group Holdings Ltd.[a]	350,000	1,222,128
Sinopec Engineering Group Co. Ltd.	525,000	654,808
SOHO China Ltd.	1,050,000	795,511
Sun Art Retail Group Ltd.[a]	1,487,500	1,690,461
Tencent Holdings Ltd.	70,000	5,614,575
Tingyi (Cayman Islands) Holding Corp.[a]	700,000	1,961,719
Yuexiu Property Co. Ltd.	1,750,000	360,776
Zhejiang Expressway Co. Ltd. Class H	1,050,000	921,331

		61,488,618
COLOMBIA — 0.05%
Corporacion Financiera Colombiana SA NVS	34,300	592,370

		592,370
CZECH REPUBLIC — 0.07%
Telefonica Czech Republic AS	54,600	830,417

		830,417
DENMARK — 0.07%
TrygVesta A/S	7,525	726,999

		726,999
EGYPT — 0.13%
Commercial International Bank (Egypt) SAE	279,210	1,468,523

		1,468,523

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

FRANCE — 0.25%
Iliad SA	11,550	$2,818,769

		2,818,769
GERMANY — 0.11%
Fresenius Medical Care AG & Co. KGaA	17,325	1,199,054

		1,199,054
HONG KONG — 3.11%
Cheung Kong Infrastructure Holdings Ltd.	351,000	2,288,427
CLP Holdings Ltd.	1,076,000	8,394,714
Hang Seng Bank Ltd.	490,000	7,942,482
Hong Kong and China Gas Co. Ltd. (The)	175,000	377,011
Link REIT (The)	1,487,500	6,909,423
MTR Corp. Ltd.	875,000	3,173,701
Power Assets Holdings Ltd.	551,000	4,604,061
Swire Pacific Ltd. Class A	87,500	982,551

		34,672,370
INDONESIA — 0.41%
PT Bank Central Asia Tbk	3,500,000	3,082,737
PT Jasa Marga (Persero) Tbk	1,295,000	599,589
PT Telekomunikasi Indonesia (Persero) Tbk	4,375,000	876,206

		4,558,532
IRELAND — 0.10%
Ryanair Holdings PLC SP ADR[b]	19,059	1,081,789

		1,081,789
ISRAEL — 0.58%
Bank Leumi le-Israel BMb	132,300	504,885
NICE Systems Ltd.	36,400	1,488,249
Teva Pharmaceutical Industries Ltd.	92,737	4,501,577

		6,494,711
JAPAN — 12.39%
ABC-MART Inc.	17,500	690,981
ANA Holdings Inc.[a]	875,000	1,946,064
Aozora Bank Ltd.	350,000	1,015,039
Astellas Pharma Inc.	35,000	2,261,206
Bank of Kyoto Ltd. (The)	175,000	1,345,956
Bank of Yokohama Ltd. (The)	525,000	2,638,760
Benesse Holdings Inc.	40,200	1,506,540
Chiba Bank Ltd. (The)	351,000	2,118,415
Chugai Pharmaceutical Co. Ltd.	70,000	1,781,806

Security	Shares	Value

Chugoku Bank Ltd. (The)	122,500	$1,513,472
Eisai Co. Ltd.	140,000	5,445,549
FamilyMart Co. Ltd.	35,000	1,553,422
Gunma Bank Ltd. (The)	227,000	1,189,879
Hachijuni Bank Ltd. (The)	227,000	1,214,344
Hisamitsu Pharmaceutical Co. Inc.	35,000	1,632,293
ITOCHU Techno-Solutions Corp.	17,500	808,431
Iyo Bank Ltd. (The)	157,500	1,421,227
Japan Airlines Co. Ltd.	35,100	1,740,126
Japan Real Estate Investment Corp.	350	1,889,482
Kamigumi Co. Ltd.	175,000	1,616,862
Keikyu Corp.	227,000	1,897,134
Keio Corp.	175,000	1,232,793
Kintetsu Corp.	175,000	632,685
Kyowa Hakko Kirin Co. Ltd.	175,000	1,870,622
Lawson Inc.	35,000	2,421,006
McDonald’s Holdings Co. (Japan) Ltd.	52,800	1,407,103
Miraca Holdings Inc.	40,200	1,827,541
Mitsubishi Tanabe Pharma Corp.	140,000	2,054,769
Nippon Prologis REIT Inc.	875	1,868,907
Nippon Telegraph and Telephone Corp.	52,500	2,932,470
Nissin Foods Holdings Co. Ltd.	35,000	1,560,280
Nitori Holdings Co. Ltd.	40,200	1,811,787
NTT DOCOMO Inc.	630,000	10,499,486
Odakyu Electric Railway Co. Ltd.	175,000	1,560,280
Oracle Corp. Japan	22,700	941,895
Oriental Land Co. Ltd.	35,000	5,236,369
Osaka Gas Co. Ltd.	700,000	2,901,092
Otsuka Holdings Co. Ltd.	227,500	6,961,079
PARK24 Co. Ltd.	70,000	1,408,024
Rakuten Inc.	35,000	500,318
Rinnai Corp.	17,500	1,464,263
Sankyo Co. Ltd.	35,000	1,447,117
Sanrio Co. Ltd.[a]	17,500	666,120
Santen Pharmaceutical Co. Ltd.	53,100	2,473,821
Secom Co. Ltd.	105,000	5,901,974
Seven Bank Ltd.	297,500	1,084,309
Shimamura Co. Ltd.	17,500	1,575,712
Shizuoka Bank Ltd. (The)	350,000	3,367,462
Suzuken Co. Ltd.	40,200	1,520,325
Takeda Pharmaceutical Co. Ltd.	227,500	10,859,550
Tobu Railway Co. Ltd.	700,000	3,388,037
Toho Co. Ltd.	70,000	1,351,100

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

Tokyo Gas Co. Ltd.	175,000	$874,443
TonenGeneral Sekiyu K.K.	175,000	1,539,705
Tsumura & Co.	17,500	464,141
Unicharm Corp.	22,700	1,283,290
USS Co. Ltd.	157,500	2,115,637
West Japan Railway Co.	105,000	4,289,913
Yamato Holdings Co. Ltd.	245,000	5,057,708
Yamazaki Baking Co. Ltd.	44,000	508,264

		138,088,385
MALAYSIA — 1.21%
Hong Leong Bank Bhd	127,700	552,659
IHH Healthcare Bhd[b]	1,575,000	1,845,872
Malayan Banking Bhd	770,000	2,298,367
Maxis Bhd	1,382,500	2,940,951
Petronas Dagangan Bhd	87,500	818,785
Public Bank Bhd Foreign	682,500	3,970,227
Telekom Malaysia Bhd	595,000	1,029,651

		13,456,512
NEW ZEALAND — 0.16%
Auckland International Airport Ltd.	580,300	1,823,613

		1,823,613
PERU — 0.10%
Compania de Minas Buenaventura SA SP ADR	90,473	1,139,960

		1,139,960
PHILIPPINES — 0.28%
Bank of the Philippine Islands	491,759	994,866
International Container Terminal Services Inc.	329,000	714,609
Philippine Long Distance Telephone Co.	23,625	1,426,974

		3,136,449
SINGAPORE — 1.30%
ComfortDelGro Corp. Ltd.	1,400,000	2,133,102
Oversea-Chinese Banking Corp. Ltd.	350,000	2,641,510
Singapore Airlines Ltd.	350,000	2,823,873
Singapore Press Holdings Ltd.[a]	524,660	1,718,907
Singapore Telecommunications Ltd.	1,225,000	3,481,487
StarHub Ltd.[a]	525,000	1,732,454

		14,531,333
SWITZERLAND — 5.61%
Barry Callebaut AG Registered	1,400	1,743,642
Givaudan SA Registered[b]	4,725	7,402,929

Security	Shares	Value

Lindt & Spruengli AG Registered	67	$3,884,372
Nestle SA Registered	181,125	13,695,419
Novartis AG Registered	184,100	15,352,118
Roche Holding AG Genusschein	18,025	5,554,025
Schindler Holding AG Registered	7,525	1,141,394
SGS SA Registered	745	1,843,046
Swiss Prime Site AG Registered[b]	35,808	3,004,327
Swisscom AG Registered	15,050	8,902,191

		62,523,463
TAIWAN — 3.59%
Advanced Semiconductor Engineering Inc.	700,000	693,115
Advantech Co. Ltd.	175,000	1,106,096
Chang Hwa Commercial Bank Ltd.	1,121,408	658,824
China Airlines Ltd.[b]	1,925,000	660,770
China Steel Corp.	6,360,890	5,395,567
Chunghwa Telecom Co. Ltd.	2,450,000	7,439,435
EVA Airways Corp.[b]	1,050,000	538,897
Far EasTone Telecommunications Co. Ltd.	1,102,000	2,233,243
First Financial Holding Co. Ltd.	4,098,096	2,441,436
Hua Nan Financial Holdings Co. Ltd.	3,675,000	2,110,535
Kinsus Interconnect Technology Corp.	175,000	597,812
Lite-On Technology Corp.	1,406,733	2,068,452
MediaTek Inc.	31,760	466,473
Taiwan Cooperative Financial Holding Co. Ltd.	3,850,679	2,084,333
Taiwan Mobile Co. Ltd.	927,000	2,787,303
Taiwan Semiconductor Manufacturing Co. Ltd.	2,450,000	8,733,250

		40,015,541
THAILAND — 0.17%
Advanced Information Service PCL NVDR	300,500	1,943,464

		1,943,464
UNITED KINGDOM — 3.23%
AstraZeneca PLC	68,250	4,671,148
Babcock International Group PLC	131,250	3,235,543
British Sky Broadcasting Group PLC	247,975	3,906,348
Capita PLC	35,905	685,954
Compass Group PLC	365,575	5,786,470
GlaxoSmithKline PLC	158,725	4,446,179

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

Intertek Group PLC	8,400	$414,009
Pearson PLC	203,875	3,461,056
Randgold Resources Ltd.	8,575	682,164
Reckitt Benckiser Group PLC	43,925	3,617,280
SSE PLC	97,702	2,297,187
Vodafone Group PLC	477,082	1,990,800
Wm Morrison Supermarkets PLC	200,025	788,754

		35,982,892
UNITED STATES — 52.01%
3M Co.	4,725	636,599
Abbott Laboratories	214,900	8,548,722
Actavis PLC[b]	4,984	1,100,567
Airgas Inc.	4,725	509,355
Alleghany Corp.[b]	8,575	3,305,663
Allergan Inc.	6,016	764,032
Altria Group Inc.	167,475	6,072,643
American Tower Corp.	31,675	2,580,562
AmerisourceBergen Corp.	119,700	8,121,645
Amgen Inc.	21,175	2,626,124
Aon PLC	51,975	4,449,060
Arch Capital Group Ltd.[b]	85,575	4,802,469
AT&T Inc.	129,850	4,146,111
Automatic Data Processing Inc.	217,175	16,891,871
AutoZone Inc.[a,b]	17,500	9,422,700
Becton, Dickinson and Co.	64,050	7,379,841
Bed Bath & Beyond Inc.[b]	12,250	830,795
Berkshire Hathaway Inc. Class Bb	32,550	3,768,639
Bristol-Myers Squibb Co.	117,775	6,332,762
C.H. Robinson Worldwide Inc.	12,775	662,512
C.R. Bard Inc.	48,650	7,013,384
Chevron Corp.	5,205	600,293
Chubb Corp. (The)	81,828	7,158,313
Church & Dwight Co. Inc.	83,300	5,662,734
Clorox Co. (The)	67,200	5,865,216
Coca-Cola Co. (The)	105,700	4,037,740
Colgate-Palmolive Co.	173,250	10,885,297
Consolidated Edison Inc.	186,725	10,465,936
Costco Wholesale Corp.	9,109	1,063,931
Crown Castle International Corp.[b]	7,350	557,865
Dollar General Corp.[b]	109,550	6,562,045
Dollar Tree Inc.[b]	53,375	2,923,349
Dominion Resources Inc.	117,950	8,185,730
Duke Energy Corp.	123,725	8,769,628
Ecolab Inc.	66,500	7,165,375
Eli Lilly and Co.	188,650	11,245,426

Security	Shares	Value

Everest Re Group Ltd.[a]	31,325	$4,674,943
Exxon Mobil Corp.	115,379	11,107,536
Family Dollar Stores Inc.	66,150	4,332,825
Federal Realty Investment Trust	39,900	4,441,269
First Republic Bank	58,625	3,046,741
Forest Laboratories Inc.[b]	114,160	11,138,591
General Mills Inc.	303,625	15,190,359
Genuine Parts Co.	14,175	1,248,676
Health Care REIT Inc.[a]	95,200	5,592,048
Hershey Co. (The)	52,500	5,555,550
Hormel Foods Corp.	94,675	4,492,329
International Business Machines Corp.	32,550	6,027,284
Intuit Inc.	70,525	5,511,529
J.B. Hunt Transport Services Inc.	23,275	1,672,774
J.M. Smucker Co. (The)	56,350	5,635,564
Johnson & Johnson	177,975	16,395,057
Kellogg Co.	135,975	8,252,323
Kimberly-Clark Corp.	102,375	11,297,081
Kinder Morgan Inc.	127,225	4,052,116
Kinder Morgan Management LLC[a,b]	71,562	4,995,028
Laboratory Corp. of America Holdings[a,b]	46,725	4,370,657
Marsh & McLennan Companies Inc.	174,475	8,402,716
McCormick & Co. Inc. NVS	73,150	4,857,160
McDonald’s Corp.	169,400	16,118,410
McKesson Corp.	13,040	2,308,732
Merck & Co. Inc.	181,475	10,342,260
Microsoft Corp.	90,300	3,459,393
Motorola Solutions Inc.	42,000	2,780,400
Newmont Mining Corp.	19,600	455,896
NextEra Energy Inc.	12,425	1,135,521
O’Reilly Automotive Inc.[b]	62,300	9,397,955
PartnerRe Ltd.	31,150	3,080,112
Patterson Companies Inc.	20,930	861,479
Paychex Inc.	208,950	8,725,752
People’s United Financial Inc.	197,575	2,799,638
PepsiCo Inc.	107,625	8,617,534
Perrigo Co. PLC	12,425	2,043,167
PetSmart Inc.	45,850	3,074,701
Pfizer Inc.	145,950	4,686,455
PG&E Corp.	215,075	9,476,204
Procter & Gamble Co. (The)	128,100	10,076,346
QUALCOMM Inc.	108,850	8,195,316
Raytheon Co.	12,600	1,233,666

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2014

Security	Shares	Value

RenaissanceRe Holdings Ltd.	29,575	$2,824,708
Republic Services Inc.	86,673	2,956,416
Reynolds American Inc.	48,499	2,465,204
Ross Stores Inc.	73,675	5,363,540
SCANA Corp.	14,350	710,325
Sherwin-Williams Co. (The)	4,725	947,268
Southern Co. (The)	356,825	15,111,539
Starbucks Corp.	51,450	3,650,892
Stericycle Inc.[b]	49,525	5,645,850
Synopsys Inc.[b]	95,900	3,874,360
Target Corp.	112,700	7,048,258
TJX Companies Inc. (The)	186,025	11,433,096
Total System Services Inc.	104,650	3,187,639
Travelers Companies Inc. (The)	54,775	4,592,336
United Parcel Service Inc. Class B	55,125	5,279,321
Verisk Analytics Inc. Class Ab	95,550	6,087,968
Verizon Communications Inc.	241,675	11,498,896
Verizon Communications Inc. New	23,003	1,090,802
Visa Inc. Class A	13,125	2,965,463
W.R. Berkley Corp.	73,325	3,023,923
Wal-Mart Stores Inc.	114,625	8,562,487
Waste Management Inc.	164,213	6,814,839
Wisconsin Energy Corp.	143,150	6,292,874
Xcel Energy Inc.	173,950	5,268,946
Yum! Brands Inc.	10,500	777,840

		579,748,817

TOTAL COMMON STOCKS
(Cost: $990,646,344)		1,105,398,952

PREFERRED STOCKS — 0.26%

COLOMBIA — 0.26%
Banco Davivienda SA	50,575	595,305
Grupo Argos SA	69,650	638,857
Grupo Aval Acciones y Valores SA	872,900	515,865
Grupo de Inversiones Suramericana SA	67,375	1,115,540

		2,865,567

TOTAL PREFERRED STOCKS
(Cost: $3,368,363)		2,865,567

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.65%

MONEY MARKET FUNDS — 2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	27,283,123	$27,283,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,430,311	1,430,311
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	791,949	791,949

		29,505,383

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,505,383)		29,505,383

TOTAL INVESTMENTS IN SECURITIES — 102.07%
(Cost: $1,023,520,090)		1,137,769,902
Other Assets, Less Liabilities — (2.07)%		(23,055,431)

NET ASSETS — 100.00%		$1,114,714,471

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 98.27%

CZECH REPUBLIC — 1.52%
CEZ AS	2,486	$67,100
Komercni Banka AS	232	56,288
Telefonica Czech Republic AS	1,732	26,342

		149,730
EGYPT — 1.17%
Commercial International Bank (Egypt) SAE SP GDR	15,000	72,660
Global Telecom Holding SP GDR[a]	13,368	42,831

		115,491
GREECE — 3.23%
Alpha Bank AEa	23,486	23,777
Folli Follie Group[a]	460	16,169
Hellenic Petroleum SA	1,174	11,334
Hellenic Telecommunications Organization SAa	3,706	65,005
Jumbo SAa	1,498	28,407
National Bank of Greece SAa	5,154	25,342
OPAP SA	3,430	54,006
Piraeus Bank SAa	15,200	41,987
Public Power Corp. SA	1,780	28,444
Titan Cement Co. SAa	760	24,562

		319,033
HUNGARY — 1.35%
MOL Hungarian Oil and Gas PLC	636	37,383
OTP Bank PLC	3,208	57,004
Richter Gedeon Nyrt	2,148	38,274

		132,661
POLAND — 10.56%
Alior Bank SAa	638	20,520
Bank Handlowy w Warszawie SA	488	18,580
Bank Millennium SAa	6,246	18,797
Bank Pekao SA	2,014	128,688
Bank Zachodni WBK SA	432	60,055
Cyfrowy Polsat SAa	2,710	18,168
ENEA SA	3,284	15,765
Eurocash SA	1,246	16,397
Grupa Azoty SA	610	11,612
Grupa Lotos SAa	998	13,534
Jastrzebska Spolka Weglowa SA	612	10,435
Kernel Holding SAa	862	9,161
KGHM Polska Miedz SA	2,122	82,126
mBank SA	222	40,056

Security	Shares	Value

Orange Polska SA	10,078	$33,732
Polska Grupa Energetyczna SA	11,480	70,009
Polski Koncern Naftowy Orlen SA	4,924	71,239
Polskie Gornictwo Naftowe i Gazownictwo SA	27,170	45,875
Powszechna Kasa Oszczednosci Bank Polski SA	13,234	193,439
Powszechny Zaklad Ubezpieczen SA	844	123,212
Synthos SA	8,106	14,358
Tauron Polska Energia SA	16,150	25,772

		1,041,530
RUSSIA — 29.71%
Federal Grid Co. of Unified Energy System OJSC[a]	4,880,000	9,540
Gazprom OAO	179,860	696,702
LUKOIL OAO	7,762	424,001
Magnit OJSC SP GDR[b]	3,950	221,200
MegaFon OAO SP GDR[b]	1,332	38,628
MMC Norilsk Nickel OJSC	836	139,117
Mobile TeleSystems OJSC SP ADR	7,880	135,694
Moscow Exchange MICEX-RTS OJSC	16,120	28,709
NovaTek OAO SP GDR[b]	1,380	174,708
Rosneft Oil Co. OJSC	17,800	120,835
Rostelecom OJSC	12,240	33,720
RusHydro OJSC	1,728,000	26,904
Sberbank of Russia	163,760	415,418
Severstal OAO	3,040	25,184
Sistema JSFC SP GDR[b]	1,852	45,837
Surgutneftegas OJSC	107,800	82,045
Tatneft OAO Class S	21,520	126,471
Uralkali OJSC	20,080	91,807
VTB Bank OJSC	79,540,000	93,250

		2,929,770
SOUTH AFRICA — 42.77%
African Bank Investments Ltd.[c]	20,394	19,365
African Rainbow Minerals Ltd.	1,660	33,844
Anglo American Platinum Ltd.[a]	1,018	43,547
AngloGold Ashanti Ltd.	6,114	108,457
Aspen Pharmacare Holdings Ltd.	5,202	132,208
Assore Ltd.	530	21,379
Barclays Africa Group Ltd.	5,186	64,013
Barloworld Ltd.	3,372	33,765
Bidvest Group Ltd.	4,520	106,733
Discovery Ltd.	4,324	31,978

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

February 28, 2014

Security	Shares	Value

Exxaro Resources Ltd.	2,200	$29,292
FirstRand Ltd.	47,494	151,081
Foschini Group Ltd. (The)	2,962	24,679
Gold Fields Ltd.	11,354	43,242
Growthpoint Properties Ltd.	27,588	60,355
Harmony Gold Mining Co. Ltd.	5,822	18,829
Impala Platinum Holdings Ltd.	8,280	87,874
Imperial Holdings Ltd.	2,914	45,982
Investec Ltd.	3,828	28,224
Kumba Iron Ore Ltd.	1,230	51,024
Liberty Holdings Ltd.	1,714	19,559
Life Healthcare Group Holdings Ltd.	14,348	50,424
Massmart Holdings Ltd.	1,684	19,048
Mediclinic International Ltd.	5,456	34,143
MMI Holdings Ltd.	16,876	35,962
Mr. Price Group Ltd.	3,674	51,092
MTN Group Ltd.	25,644	470,063
Nampak Ltd.	9,258	31,889
Naspers Ltd. Class N	6,006	726,183
Nedbank Group Ltd.	3,134	61,561
Netcare Ltd.	14,260	29,936
Northam Platinum Ltd.[a]	4,885	19,200
Pick n Pay Stores Ltd.	3,728	15,666
PPC Ltd.	7,622	20,861
Rand Merchant Insurance Holdings Ltd.	10,526	26,311
Redefine Properties Ltd.	47,238	41,513
Remgro Ltd.	7,250	125,464
Reunert Ltd.	2,730	16,085
RMB Holdings Ltd.	10,860	48,407
Sanlam Ltd.	26,824	132,100
Sappi Ltd.[a]	8,136	26,093
Sasol Ltd.	8,386	426,313
Shoprite Holdings Ltd.	6,486	85,065
SPAR Group Ltd. (The)	2,674	28,247
Standard Bank Group Ltd.	18,354	210,524
Steinhoff International Holdings Ltd.	20,354	98,343
Tiger Brands Ltd.	2,500	56,890
Truworths International Ltd.	6,790	43,426
Vodacom Group Ltd.	5,624	62,608
Woolworths Holdings Ltd.	11,584	68,889

		4,217,736
TURKEY — 7.96%
Akbank TAS	27,160	70,443
Anadolu Efes Biracilik ve Malt Sanayii AS	3,180	33,597

Security	Shares	Value

Arcelik AS	3,640	$19,558
BIM Birlesik Magazalar AS	3,260	60,606
Coca-Cola Icecek AS	984	19,052
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,596	32,235
Enka Insaat ve Sanayi AS	6,342	19,209
Eregli Demir ve Celik Fabrikalari TAS	21,276	23,346
Ford Otomotiv Sanayi AS	1,072	9,503
Haci Omer Sabanci Holding AS	12,508	44,408
KOC Holding AS	9,686	35,926
Koza Altin Isletmeleri AS	662	5,688
TAV Havalimanlari Holding AS	2,586	18,292
Tofas Turk Otomobil Fabrikasi AS	1,920	9,272
Turk Hava Yollari AO	8,470	25,271
Turk Telekomunikasyon AS	6,988	18,821
Turkcell Iletisim Hizmetleri ASa	11,876	62,035
Turkiye Garanti Bankasi AS	34,684	95,305
Turkiye Halk Bankasi AS	9,574	47,102
Turkiye Is Bankasi AS Class C	23,926	44,372
Turkiye Petrol Rafinerileri AS	1,918	33,831
Turkiye Sise ve Cam Fabrikalari AS	7,574	7,761
Turkiye Vakiflar Bankasi TAO Class D	11,518	17,235
Ulker Biskuvi Sanayi AS	2,102	11,676
Yapi ve Kredi Bankasi AS	13,324	19,997

		784,541

TOTAL COMMON STOCKS
(Cost: $10,512,587)		9,690,492

PREFERRED STOCKS — 1.68%

RUSSIA — 1.68%
AK Transneft OAO	24	54,224
Sberbank of Russia	15,400	32,329
Surgutneftegas OJSC	106,000	79,403

		165,956

TOTAL PREFERRED STOCKS
(Cost: $165,431)		165,956

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	19,202	19,202

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	1,006	$1,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,445	4,445

		24,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,653)		24,653

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $10,702,671)		9,881,101
Other Assets, Less Liabilities — (0.20)%		(19,938)

NET ASSETS — 100.00%		$9,861,163

SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.46%

ARGENTINA — 4.68%
Banco Macro SA SP ADR[a]	161,226	$3,772,688
BBVA Banco Frances SA SP ADR[a]	193,980	1,357,860
Groupo Financiero Galicia SP ADR	366,972	3,732,105
Petrobras Argentina SA Class B SP ADR[a]	306,552	1,520,498
Telecom Argentina SA SP ADR	367,608	6,223,604
YPF SA SP ADR	334,536	9,002,364

		25,609,119
BANGLADESH — 1.43%
GrameenPhone Ltd.	572,400	1,576,190
Islami Bank Bangladesh Ltd.	3,561,692	1,604,056
Square Pharmaceuticals Ltd.	1,065,305	3,642,174
Titas Gas Transmission & Distribution Co. Ltd.	954,400	993,514

		7,815,934
ESTONIA — 0.28%
Tallink Group AS	1,290,226	1,536,081

		1,536,081
JORDAN — 0.69%
Arab Bank PLC	238,500	3,089,265
Jordan Phosphate Mines Co.	42,612	345,494
Jordan Telecommunications Co. PSC	72,822	335,334

		3,770,093
KAZAKHSTAN — 3.01%
Halyk Savings Bank of Kazakhstan JSC SP GDR[b]	298,920	2,809,848
KazMunaiGaz Exploration Production JSC SP GDR[b]	724,404	10,467,638
KCell JSC SP GDR[b]	214,014	3,167,407

		16,444,893
KENYA — 3.72%
Co-operative Bank of Kenya Ltd. (The)	5,898,900	1,286,226
East African Breweries Ltd.	1,685,442	5,146,983
Equity Bank Ltd.	8,840,400	3,297,894
Kenya Commercial Bank Ltd.	9,603,660	4,860,152
Safaricom Ltd.	42,580,200	5,762,734

		20,353,989
KUWAIT — 20.47%
Agility Public Warehousing Co. KSC	3,181,000	7,685,486

Security	Shares	Value

Burgan Bank SAK	1,592,500	$3,112,009
Gulf Bank KSC[a]	6,361,500	8,136,934
Kuwait Finance House	7,952,000	23,733,097
Kuwait Projects Co. Holding KSC	3,182,500	7,576,035
Mabanee Co. SAKC	795,500	3,222,135
Mobile Telecommunications Co. KSC	11,130,000	25,308,936
National Bank of Kuwait SAK	9,540,500	33,219,719

		111,994,351
MAURITIUS — 0.92%
Mauritius Commercial Bank	457,284	3,239,095
State Bank of Mauritius Ltd.	50,790,006	1,777,650

		5,016,745
MOROCCO — 3.69%
Attijariwafa Bank	129,744	4,934,321
Banque Centrale Populaire	66,144	1,565,313
Douja Promotion Groupe Addoha SA	601,974	4,357,207
Maroc Telecom SA	746,982	9,347,356

		20,204,197
NIGERIA — 11.59%
Access Bank PLC	48,881,636	2,281,835
Afriland Properties PLC[a]	7,291	97
Dangote Cement PLC	2,849,236	4,145,600
FBN Holdings PLC	69,843,648	5,606,122
Guaranty Trust Bank PLC	62,463,392	9,618,491
Guinness Nigeria PLC	2,808,102	3,369,041
Lafarge Cement WAPCO Nigeria PLC	4,476,698	2,864,327
Nestle Nigeria PLC	1,295,250	8,637,618
Nigerian Breweries PLC	15,957,480	14,704,680
Union Bank of Nigeria PLC[a]	9,670,572	539,371
United Bank for Africa PLC	69,940,046	3,324,219
Zenith Bank PLC	66,783,718	8,299,886

		63,391,287
OMAN — 3.43%
Ahli Bank SAOG	1,737,234	861,849
BankMuscat SAOG	3,639,510	6,428,225
HSBC Bank Oman SAOG	4,261,200	1,726,616
National Bank of Oman SAOG	998,520	866,248
Oman Cement Co. SAOG	652,854	1,417,626
Oman Telecommunications Co. SAOG	947,004	3,911,004
Omani Qatari Telecommunications Co. SAOG	1,113,636	1,851,239

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2014

Security	Shares	Value

Raysut Cement Co.	302,736	$1,729,920

		18,792,727
PAKISTAN — 4.07%
Engro Corp. Ltd.[a]	636,000	1,144,430
Fauji Fertilizer Co. Ltd.	2,512,250	2,606,015
Hub Power Co. Ltd. (The)	1,908,030	993,714
MCB Bank Ltd.	1,939,879	4,972,911
National Bank of Pakistan	2,226,126	1,202,038
Oil & Gas Development Co. Ltd.	2,766,600	6,922,105
Pakistan Oilfields Ltd.	318,000	1,513,740
Pakistan Petroleum Ltd.	636,150	1,321,423
United Bank Ltd.	1,272,067	1,616,657

		22,293,033
QATAR — 18.91%
Al Khalij Commercial Bank	376,830	2,193,790
Barwa Real Estate Co.	416,898	3,697,823
Commercial Bank of Qatar QSC (The)	215,286	4,605,396
Doha Bank QSC	274,434	5,049,245
Industries Qatar QSC	311,322	16,756,357
Masraf Al Rayan QSC	1,560,426	16,690,308
Ooredoo QSC	339,624	13,989,537
Qatar Electricity & Water Co. QSC	117,882	5,632,620
Qatar Gas Transport Co. Ltd.	589,890	3,523,255
Qatar Islamic Bank SAQ	213,060	4,429,060
Qatar National Bank	356,478	19,088,907
Qatar Navigation QSC	120,204	3,020,325
Vodafone Qatar QSC[a]	1,428,774	4,755,322

		103,431,945
ROMANIA — 1.57%
Banca Transilvania[a]	6,145,986	3,299,276
BRD-Groupe Societe Generale SAa	398,136	1,068,633
OMV Petrom SA	14,628,000	2,037,182
Societatea Nationala de Gaze Naturale ROMGAZ SAa	212,742	2,179,660

		8,584,751
SLOVENIA — 0.13%
Telekom Slovenije DD	3,816	703,871

		703,871
SRI LANKA — 1.30%
Commercial Bank of Ceylon PLC	2,091,168	1,839,620
John Keells Holdings PLC	3,126,576	5,278,526

		7,118,146

Security	Shares	Value

UNITED ARAB EMIRATES — 17.41%
Abu Dhabi Commercial Bank PJSC	4,742,652	$9,425,908
Arabtec Holding Co.[a]	6,515,502	8,550,155
Dana Gas PJSC[a]	14,081,676	3,335,436
DP World Ltd.	703,098	12,831,539
Dubai Financial Market PJSC[a]	8,470,884	7,472,275
Dubai Islamic Bank PJSC	2,559,582	4,285,714
Emaar Properties PJSC	12,671,028	31,392,963
First Gulf Bank PJSC	1,390,932	8,444,809
National Bank of Abu Dhabi PJSC	2,346,840	9,488,313

		95,227,112
VIETNAM — 2.16%
Bank for Foreign Trade of Vietnam JSC	782,280	1,134,491
Bao Viet Holdings	238,500	530,126
Masan Group Corp.[a]	1,011,240	4,888,459
Petrovietnam Fertilizer & Chemicals JSC	661,440	1,416,924
Saigon Thuong Tin Commercial JSB	814,076	821,792
Vingroup JSC[a]	829,978	3,009,162

		11,800,954

TOTAL COMMON STOCKS
(Cost: $497,096,201)		544,089,228

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,266,706	1,266,706

		1,266,706

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,266,706)		1,266,706

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $498,362,907)		545,355,934
Other Assets, Less Liabilities — 0.31%		1,677,419

NET ASSETS — 100.00%		$547,033,353

SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.36%

AUSTRALIA — 3.17%
AGL Energy Ltd.	2,800	$39,212
ALS Ltd.	2,180	14,806
Amcor Ltd.	6,320	57,177
AMP Ltd.	12,460	53,854
APA Group	4,900	29,290
Asciano Ltd.	5,960	28,747
ASX Ltd.	1,203	40,434
Aurizon Holdings Ltd.	10,120	46,094
Australia and New Zealand Banking Group Ltd.	11,460	329,595
Bendigo and Adelaide Bank Ltd.	2,440	24,302
BHP Billiton Ltd.	13,960	479,447
Brambles Ltd.	7,460	62,550
CFS Retail Property Trust Group	16,440	28,981
Coca-Cola Amatil Ltd.	3,080	31,144
Cochlear Ltd.	300	15,383
Commonwealth Bank of Australia	6,720	448,960
Computershare Ltd.	2,860	30,379
Crown Resorts Ltd.	2,960	45,771
CSL Ltd.	2,260	146,014
Dexus Property Group	37,620	36,021
Fortescue Metals Group Ltd.	7,991	38,900
Goodman Group	10,200	43,812
GPT Group	11,960	39,813
Iluka Resources Ltd.	2,000	16,805
Incitec Pivot Ltd.	8,840	24,839
Insurance Australia Group Ltd.	10,740	52,186
James Hardie Industries SE	3,080	39,964
Lend Lease Group	4,220	42,596
Macquarie Group Ltd.	1,430	72,005
Mirvac Group	27,120	42,834
National Australia Bank Ltd.	9,840	305,897
Newcrest Mining Ltd.	5,260	53,376
Orica Ltd.	1,900	41,043
Origin Energy Ltd.	5,140	66,417
QBE Insurance Group Ltd.	6,840	78,468
Ramsay Health Care Ltd.	820	35,405
Rio Tinto Ltd.	2,080	124,408
Santos Ltd.	4,520	55,170
Sonic Healthcare Ltd.	2,120	32,952
SP AusNet	6,280	7,446
Stockland Corp. Ltd.	12,840	44,351
Suncorp Group Ltd.	5,600	60,836

Security	Shares	Value

Sydney Airport	2,520	$9,155
Tatts Group Ltd.	9,880	25,816
Telstra Corp. Ltd.	17,900	80,890
Toll Holdings Ltd.	3,940	18,757
Transurban Group	7,000	44,286
Wesfarmers Ltd.	4,502	173,029
Westfield Group	10,580	97,231
Westfield Retail Trust	18,420	51,263
Westpac Banking Corp.	12,940	387,561
Woodside Petroleum Ltd.	2,860	97,124
Woolworths Ltd.	5,540	178,816

		4,471,612
AUSTRIA — 0.15%
Andritz AG	580	36,477
Erste Group Bank AG	1,640	58,235
IMMOFINANZ AGa	10,160	51,499
OMV AG	940	42,804
Telekom Austria AG	2,020	19,683

		208,698
BELGIUM — 0.48%
Ageas	1,400	64,283
Anheuser-Busch InBev NV	3,440	360,850
Belgacom SA	480	14,489
Colruyt SA	420	23,334
Groupe Bruxelles Lambert SA	340	33,468
KBC Groep NV	1,280	81,287
Solvay SA	280	43,467
UCB SA	420	33,732
Umicore SA	540	26,566

		681,476
CANADA — 4.02%
Agnico-Eagle Mines Ltd.	1,280	41,084
Agrium Inc.	700	64,495
Alimentation Couche-Tard Inc. Class B	700	55,180
ARC Resources Ltd.	1,420	38,317
Athabasca Oil Corp.[a]	2,000	15,448
Bank of Montreal	2,560	168,686
Bank of Nova Scotia	5,380	307,748
Barrick Gold Corp.	5,800	118,206
Baytex Energy Corp.	660	24,070
BCE Inc.	860	37,525
BlackBerry Ltd.[a,b]	2,080	20,763
Brookfield Asset Management Inc. Class A	3,740	151,600

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Brookfield Office Properties Inc.	2,020	$38,577
Cameco Corp.	1,920	46,502
Canadian Imperial Bank of Commerce	1,580	132,286
Canadian National Railway Co.	3,760	212,499
Canadian Natural Resources Ltd.	4,800	175,704
Canadian Oil Sands Ltd.	2,280	43,481
Canadian Pacific Railway Ltd.	920	144,406
Canadian Tire Corp. Ltd. Class A NVS	380	34,277
Canadian Utilities Ltd. Class A	640	22,658
Catamaran Corp.[a]	980	44,142
Cenovus Energy Inc.	3,360	88,967
CGI Group Inc. Class Aa	1,200	39,210
CI Financial Corp.	1,080	33,455
Crescent Point Energy Corp.	1,580	55,467
Eldorado Gold Corp.	2,167	14,389
Enbridge Inc.	3,260	137,827
Encana Corp.	3,420	64,881
Finning International Inc.	1,060	28,881
First Quantum Minerals Ltd.	2,440	47,347
Fortis Inc.	1,060	29,331
Franco-Nevada Corp.	1,300	66,459
George Weston Ltd.	340	24,701
Gildan Activewear Inc.	580	29,745
Goldcorp Inc.	4,300	115,643
Great-West Lifeco Inc.	940	26,155
Husky Energy Inc.	1,560	47,450
IGM Financial Inc.	580	28,289
Imperial Oil Ltd.	1,320	59,409
Intact Financial Corp.	560	33,698
Inter Pipeline Ltd.	190	5,141
Loblaw Companies Ltd.[b]	680	28,067
Magna International Inc. Class A	940	83,704
Manulife Financial Corp.	7,700	146,147
MEG Energy Corp.[a]	720	22,193
Metro Inc. Class A	640	35,777
National Bank of Canada	1,440	57,811
Onex Corp.	560	29,848
Open Text Corp.	640	32,643
Pembina Pipeline Corp.	1,420	51,197
Pengrowth Energy Corp.	3,740	25,205
Potash Corp. of Saskatchewan Inc.	3,740	123,659
Power Corp. of Canada	1,360	37,214
Power Financial Corp.	720	22,668
RioCan Real Estate Investment Trust	1,340	31,789
Rogers Communications Inc. Class B	1,600	61,864
Royal Bank of Canada	5,940	386,091

Security	Shares	Value

Saputo Inc.	720	$35,540
Shaw Communications Inc. Class B	1,706	39,469
Shoppers Drug Mart Corp.	1,102	60,030
Silver Wheaton Corp.	2,600	66,353
SNC-Lavalin Group Inc.	820	36,572
Sun Life Financial Inc.	2,500	86,589
Suncor Energy Inc.	6,700	221,104
Talisman Energy Inc.	4,580	47,167
Teck Resources Ltd. Class B	2,753	61,255
TELUS Corp. NVS	64	2,268
Thomson Reuters Corp.	1,520	52,179
Tim Hortons Inc.	880	47,707
Toronto-Dominion Bank (The)	7,720	349,822
Tourmaline Oil Corp.[a]	740	33,900
TransAlta Corp.	1,500	17,277
TransCanada Corp.	2,960	130,331
Valeant Pharmaceuticals International Inc.[a]	1,457	208,043
Vermilion Energy Inc.	600	33,877
Yamana Gold Inc.	3,580	35,834

		5,655,293
DENMARK — 0.58%
Carlsberg A/S Class B	600	63,352
Coloplast A/S Class B	1,020	85,971
Danske Bank A/Sa	3,460	91,701
DSV A/S	1,680	53,854
Novo Nordisk A/S Class B	8,900	424,484
Novozymes A/S Class B	1,380	64,235
William Demant Holding A/Sa	380	34,230

		817,827
FINLAND — 0.38%
Elisa OYJ	780	21,848
Fortum OYJ	1,940	45,979
Kone OYJ Class B	1,560	63,582
Metso OYJ	720	23,329
Nokia OYJ[a]	16,580	127,894
Nokian Renkaat OYJ	460	20,648
Sampo OYJ Class A	1,900	96,334
Stora Enso OYJ Class R	3,240	36,940
UPM-Kymmene OYJ	2,660	48,348
Wartsila OYJ Abp	880	52,056

		536,958
FRANCE — 4.14%
Accor SA	800	40,910
Airbus Group NV	2,600	191,723

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Alcatel-Lucent[a]	16,420	$71,664
ArcelorMittal	4,940	78,224
Arkema SA	320	34,827
Atos SA	340	33,083
AXA SA	7,420	194,100
BNP Paribas SA	4,520	371,197
Bouygues SA	920	37,116
Bureau Veritas SA	1,280	35,340
Cap Gemini SA	740	57,981
Carrefour SA	2,740	101,118
Casino Guichard-Perrachon SA	320	36,392
Christian Dior SA	220	43,542
Compagnie de Saint-Gobain	1,800	108,144
Compagnie Generale des Etablissements Michelin Class B	700	85,630
Credit Agricole SAa	4,520	71,917
Danone	2,520	178,132
Dassault Systemes SA	320	36,807
Edenred SA	880	28,319
Electricite de France	980	39,002
Essilor International SA	900	94,048
Eutelsat Communications SA	760	24,809
GDF Suez	6,020	154,567
Groupe Eurotunnel SA Registered	3,180	38,237
Iliad SA	120	29,286
Kering	320	65,676
Klepierre	780	35,594
L’Air Liquide SA	1,340	184,630
L’Oreal SA	1,040	176,318
Lafarge SA	940	70,717
Lagardere SCA	600	24,111
Legrand SA	1,260	78,189
LVMH Moet Hennessy Louis Vuitton SA	1,060	197,423
Orange	8,360	104,714
Pernod Ricard SA	960	113,086
Publicis Groupe SA	840	79,819
Renault SA	720	71,808
Safran SA	1,140	80,316
Sanofi	5,180	538,938
Schneider Electric SA	2,399	214,541
SCOR SE	880	30,847
SES SA Class A FDR	1,260	43,941
Societe BIC SA	200	25,656
Societe Generale	3,020	201,776
Sodexo	500	53,381
STMicroelectronics NV	3,140	28,489

Security	Shares	Value

Suez Environnement SA	1,420	$28,399
Technip SA	460	45,229
Thales SA	620	41,189
Total SA	8,980	583,301
Unibail-Rodamco SE	480	126,558
Vallourec SA	500	26,891
Veolia Environnement	1,580	29,918
Vinci SA	2,060	154,009
Vivendi SA	5,460	156,214

		5,827,793
GERMANY — 3.73%
Adidas AG	980	114,238
Allianz SE Registered	2,040	365,436
BASF SE	4,040	465,471
Bayer AG Registered	3,580	508,791
Bayerische Motoren Werke AG	1,400	162,810
Beiersdorf AG	540	55,213
Brenntag AG	360	67,000
Commerzbank AGa	5,020	91,105
Continental AG	500	121,783
Daimler AG Registered	4,100	382,347
Deutsche Bank AG Registered	4,560	221,943
Deutsche Boerse AG	980	80,454
Deutsche Post AG Registered	4,580	172,121
Deutsche Telekom AG Registered	12,500	212,266
E.ON SE	7,980	152,318
Fresenius Medical Care AG & Co. KGaA	1,000	69,209
Fresenius SE & Co. KGaA	600	93,310
GEA Group AG	1,220	59,211
Hannover Rueck SE Registered	400	34,087
HeidelbergCement AG	800	65,986
Henkel AG & Co. KGaA	640	64,784
Infineon Technologies AG	5,400	61,306
Kabel Deutschland Holding AG	280	39,813
Lanxess AG	480	35,654
Linde AG	880	182,494
MAN SE	260	33,576
Merck KGaA	300	52,622
METRO AG	740	30,707
Muenchener Rueckversicherungs-Gesellschaft AG Registered	840	184,060
Osram Licht AGa	860	58,505
QIAGEN NVa	1,460	32,939
RWE AG	2,360	94,575

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

SAP AG	4,060	$328,149
Siemens AG Registered	3,640	486,450
ThyssenKrupp AGa	2,160	58,950
Volkswagen AG	80	20,452

		5,260,135
HONG KONG — 1.17%
AIA Group Ltd.	72,000	352,066
Bank of East Asia Ltd. (The)	20,000	82,850
BOC Hong Kong (Holdings) Ltd.	30,000	91,031
CLP Holdings Ltd.	20,000	156,036
Hang Seng Bank Ltd.	10,000	162,091
Hong Kong and China Gas Co. Ltd. (The)	60,240	129,778
Hong Kong Exchanges and Clearing Ltd.	4,500	69,810
Li & Fung Ltd.	40,000	52,364
Link REIT (The)	20,000	92,900
Michael Kors Holdings Ltd.[a]	860	84,306
MTR Corp. Ltd.	30,000	108,813
New World Development Co. Ltd.	40,000	51,745
Sands China Ltd.	16,000	133,796
Wynn Macau Ltd.	16,000	77,103

		1,644,689
IRELAND — 0.13%
Bank of Ireland[a]	33,953	18,242
CRH PLC	3,400	100,727
Kerry Group PLC Class A	880	66,520

		185,489
ISRAEL — 0.18%
Bank Hapoalim BM	10,000	54,333
Teva Pharmaceutical Industries Ltd.	4,080	198,049

		252,382
ITALY — 0.95%
Assicurazioni Generali SpA	5,440	122,394
Atlantia SpA	2,120	53,759
Banca Monte dei Paschi di Siena SpA[a]	73,520	18,674
CNH Industrial NVa	4,140	45,572
Enel Green Power SpA	9,680	27,194
Enel SpA	28,600	146,943
Eni SpA	10,880	262,671
Fiat SpA[a]	4,000	41,904
Intesa Sanpaolo SpA	54,940	170,427
Luxottica Group SpA	980	54,398
Saipem SpA	1,360	32,007
Snam SpA	9,340	53,199

Security	Shares	Value

Telecom Italia SpA	42,473	$48,308
Telecom Italia SpA RNC	23,020	20,189
Tenaris SA	2,240	46,995
Terna SpA	7,320	37,407
UniCredit SpA	19,760	157,336

		1,339,377
JAPAN — 8.16%
AEON Co. Ltd.	6,000	73,130
Asahi Group Holdings Ltd.	4,000	111,772
Astellas Pharma Inc.	4,000	258,424
Bridgestone Corp.	4,000	143,712
Canon Inc.	6,000	185,882
Chubu Electric Power Co. Inc.	4,000	49,224
Chugai Pharmaceutical Co. Ltd.	4,000	101,817
Chugoku Electric Power Co. Inc. (The)	4,000	56,552
Dai-ichi Life Insurance Co. Ltd. (The)	6,000	87,238
Daiichi Sankyo Co. Ltd.	6,000	102,993
Daiwa Securities Group Inc.	3,000	26,924
Denso Corp.	4,000	213,197
East Japan Railway Co.	2,000	155,626
FANUC Corp.	500	86,489
Fuji Heavy Industries Ltd.	4,000	107,892
FUJIFILM Holdings Corp.	4,000	114,594
Hakuhodo DY Holdings Inc.	10,000	74,462
Hitachi Ltd.	20,000	157,351
Honda Motor Co. Ltd.	10,000	357,321
Hoya Corp.	4,000	118,199
INPEX Corp.	6,000	75,834
ITOCHU Corp.	12,000	148,611
Japan Retail Fund Investment Corp.	40	78,695
Japan Tobacco Inc.	6,000	189,997
JFE Holdings Inc.	4,000	81,125
JTEKT Corp.	4,000	66,271
JX Holdings Inc.	20,000	103,268
Kansai Electric Power Co. Inc. (The)[a]	4,000	44,442
Kao Corp.	4,000	136,972
KDDI Corp.	4,000	243,022
Kobe Steel Ltd.[a]	40,000	54,475
Komatsu Ltd.	6,000	125,273
Kuraray Co. Ltd.	6,000	66,899
Kyocera Corp.	2,000	89,962
Kyushu Electric Power Co. Inc.[a]	4,000	51,183
Marui Group Co. Ltd.	4,000	32,803
Mazda Motor Corp.[a]	20,000	95,821
Mitsubishi Chemical Holdings Corp.	10,000	44,971

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Mitsubishi Corp.	10,000	$190,761
Mitsubishi Electric Corp.	4,000	47,225
Mitsubishi Estate Co. Ltd.	4,000	94,175
Mitsubishi Heavy Industries Ltd.	20,000	122,471
Mitsubishi Motors Corp.[a]	4,000	44,129
Mitsubishi UFJ Financial Group Inc.	72,000	414,089
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,000	71,190
Mitsui & Co. Ltd.	12,100	185,415
Mizuho Financial Group Inc.	146,100	299,171
MS&AD Insurance Group Holdings Inc.	4,000	94,371
Murata Manufacturing Co. Ltd.	400	37,980
NEC Corp.	15,000	50,409
Nikon Corp.	4,000	73,012
Nippon Steel & Sumitomo Metal Corp.	40,470	117,764
Nippon Telegraph and Telephone Corp.	2,000	111,713
Nissan Motor Co. Ltd.	18,000	160,662
NKSJ Holdings Inc.	4,000	100,681
Nomura Holdings Inc.	22,000	148,082
NTT DOCOMO Inc.	12,000	199,990
Olympus Corp.[a]	2,000	69,172
Omron Corp.	2,000	83,770
ORIX Corp.	8,000	117,572
Otsuka Holdings Co. Ltd.	4,000	122,393
Panasonic Corp.	14,000	175,026
Rakuten Inc.	6,000	85,769
Resona Holdings Inc.	22,000	114,241
Ricoh Co. Ltd.	5,700	71,316
Sekisui House Ltd.	3,800	47,433
Seven & I Holdings Co. Ltd.	6,000	224,151
Seven Bank Ltd.	20,100	73,259
Shin-Etsu Chemical Co. Ltd.	4,000	225,660
Shionogi & Co. Ltd.	4,000	86,220
Shiseido Co. Ltd.	4,000	70,622
SoftBank Corp.	4,000	300,514
Sojitz Corp.	22,000	38,799
Sony Corp.	6,000	104,639
Sumitomo Corp.	8,000	105,188
Sumitomo Electric Industries Ltd.	8,000	121,961
Sumitomo Mitsui Financial Group Inc.	8,000	355,852
Sumitomo Mitsui Trust Holdings Inc.	20,000	93,470
Suzuki Motor Corp.	4,000	107,030
T&D Holdings Inc.	6,000	73,247
Takeda Pharmaceutical Co. Ltd.	6,000	286,406
Tohoku Electric Power Co. Inc.[a]	4,000	46,794
Tokio Marine Holdings Inc.	4,000	118,042

Security	Shares	Value

Tokyo Electric Power Co. Inc.[a]	8,000	$37,153
Tokyu Fudosan Holdings Corp.[a]	6,000	47,088
Toshiba Corp.	20,000	86,220
Toyota Motor Corp.	14,000	800,921
USS Co. Ltd.	4,000	53,730
Yahoo! Japan Corp.	14,100	89,105
Yamato Holdings Co. Ltd.	6,000	123,862
Yokogawa Electric Corp.	4,000	62,117

		11,494,455
NETHERLANDS — 1.08%
AEGON NV	8,320	75,026
Akzo Nobel NV	1,080	89,514
ASML Holding NV	1,520	132,364
Corio NV	500	23,486
Fugro NV CVA	320	18,611
Gemalto NVb	380	42,774
Heineken Holding NV	480	31,069
Heineken NV	980	66,309
ING Groep NV CVA[a]	16,940	247,303
Koninklijke Ahold NV	4,520	84,371
Koninklijke DSM NV	701	44,822
Koninklijke KPN NVa	14,231	50,809
Koninklijke Philips NV	4,620	161,820
Koninklijke Vopak NV	360	21,102
Randstad Holding NV	600	37,826
Reed Elsevier NV	2,960	64,921
TNT Express NV	1,641	15,990
Unilever NV CVA	6,800	269,827
Wolters Kluwer NV	1,320	38,158

		1,516,102
NEW ZEALAND — 0.05%
Fletcher Building Ltd.	4,880	38,626
Telecom Corp. of New Zealand Ltd.	12,220	25,670

		64,296
NORWAY — 0.35%
DNB ASA	5,060	91,977
Norsk Hydro ASA	6,220	30,835
Orkla ASA	5,060	40,034
Seadrill Ltd.	1,920	70,954
Statoil ASA	4,620	122,151
Subsea 7 SA	1,400	26,757
Telenor ASA	3,060	67,728
Yara International ASA	900	36,565

		487,001

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

PORTUGAL — 0.09%
Energias de Portugal SA	12,340	$53,516
Galp Energia SGPS SA Class B	2,080	34,991
Jeronimo Martins SGPS SA	1,360	23,132
Portugal Telecom SGPS SA Registered	3,340	14,997

		126,636
SINGAPORE — 0.52%
Ascendas REIT	40,000	68,209
CapitaLand Ltd.	40,000	89,997
CapitaMall Trust Management Ltd.	60,000	89,998
Genting Singapore PLC	80,000	84,945
Global Logistic Properties Ltd.	40,000	89,366
Golden Agri-Resources Ltd.	100,000	43,815
Hutchison Port Holdings Trust	80,000	50,000
Noble Group Ltd.	60,000	48,788
Singapore Telecommunications Ltd.	60,000	170,522

		735,640
SPAIN — 1.50%
Abertis Infraestructuras SA	2,805	65,938
Actividades de Construcciones y Servicios SA	873	31,403
Amadeus IT Holding SA Class A	1,900	83,620
Banco Bilbao Vizcaya Argentaria SA	25,633	318,450
Banco de Sabadell SA	17,705	58,541
Banco Popular Espanol SA	7,030	50,722
Banco Santander SA	51,067	463,108
Bankia SAa	19,079	40,080
CaixaBank SA	7,285	45,982
Distribuidora Internacional de Alimentacion SA	3,820	32,817
Enagas SA	236	6,873
Ferrovial SA	3,200	67,621
Gas Natural SDG SA	1,820	46,742
Grifols SA	940	53,619
Iberdrola SA	21,860	145,435
Industria de Diseno Textil SA	920	132,530
International Consolidated Airlines Group SAa	10,800	78,938
Red Electrica Corporacion SA	112	8,724
Repsol SA	4,023	101,154
Telefonica SA	17,080	262,085
Zardoya Otis SA	861	14,912

		2,109,294

Security	Shares	Value

SWEDEN — 1.38%
Alfa Laval AB	1,860	$50,524
Assa Abloy AB Class B	1,840	93,786
Atlas Copco AB Class A	2,620	73,663
Atlas Copco AB Class B	2,240	59,552
Boliden AB	2,060	32,706
Electrolux AB Class B	1,140	27,033
Elekta AB Class B	1,960	26,085
Getinge AB Class B	1,020	36,751
Hennes & Mauritz AB Class B	4,000	180,591
Hexagon AB Class B	1,160	41,198
Investment AB Kinnevik Class B	1,280	49,736
Investor AB Class B	2,460	87,752
Lundin Petroleum ABa	1,040	20,895
Millicom International Cellular SA SDR	280	29,221
Nordea Bank AB	10,920	156,581
Sandvik AB	4,720	65,911
Scania AB Class B	1,660	51,052
Skandinaviska Enskilda Banken AB Class A	6,320	88,945
Skanska AB Class B	2,240	48,677
SKF AB Class B	2,000	53,609
Svenska Cellulosa AB Class B	2,440	74,164
Svenska Handelsbanken AB Class A	1,980	103,549
Swedbank AB Class A	3,980	112,460
Swedish Match AB	1,060	33,592
Tele2 AB Class B	1,360	16,890
Telefonaktiebolaget LM Ericsson Class B	13,140	170,464
TeliaSonera AB	7,900	60,937
Volvo AB Class B	6,380	96,114

		1,942,438
SWITZERLAND — 3.94%
ABB Ltd. Registered[a]	9,980	254,825
Actelion Ltd. Registered[a]	580	61,404
Adecco SA Registered[a]	720	62,084
Aryzta AGa	700	58,333
Baloise Holding AG Registered	380	48,924
Compagnie Financiere Richemont SA Class A Bearer	2,340	232,725
Credit Suisse Group AG Registered	6,800	213,851
Geberit AG Registered	240	75,368
Givaudan SA Registered[a]	80	125,341
Holcim Ltd. Registered[a]	1,180	95,654
Julius Baer Group Ltd.[a]	1,180	55,222

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Kuehne & Nagel International AG Registered	300	$42,779
Nestle SA Registered	13,900	1,051,022
Novartis AG Registered	9,660	805,548
Partners Group Holding AG	160	41,617
Roche Holding AG Genusschein	2,960	912,062
Schindler Holding AG Participation Certificates	240	35,940
Schindler Holding AG Registered	180	27,302
SGS SA Registered	40	98,956
Sonova Holding AG Registered[a]	260	36,721
Sulzer AG Registered	180	25,443
Swatch Group AG (The) Bearer	200	133,288
Swiss Life Holding AG Registered[a]	180	44,734
Swiss Prime Site AG Registered[a]	620	52,019
Swiss Re AGa	1,520	141,853
Swisscom AG Registered	100	59,151
Syngenta AG Registered	440	159,855
Transocean Ltd.	1,520	64,144
UBS AG Registered[a]	16,340	350,063
Zurich Insurance Group AGa	620	189,703

		5,555,931
UNITED KINGDOM — 8.85%
3i Group PLC	5,980	42,191
Aberdeen Asset Management PLC	5,340	34,955
Admiral Group PLC	940	22,606
Aggreko PLC	1,360	35,555
AMEC PLC	1,580	29,735
Anglo American PLC	6,000	153,944
Antofagasta PLC	1,980	29,880
ARM Holdings PLC	6,360	107,650
ASOS PLC[a]	152	17,729
Associated British Foods PLC	1,860	93,450
AstraZeneca PLC	4,880	333,996
Aviva PLC	11,680	92,702
Babcock International Group PLC	2,200	54,234
BAE Systems PLC	14,900	102,602
Barclays PLC	62,042	262,116
BG Group PLC	14,620	266,693
BHP Billiton PLC	9,160	296,040
BP PLC	80,260	678,437
British American Tobacco PLC	8,280	450,971
British Land Co. PLC	5,380	62,842
British Sky Broadcasting Group PLC	4,380	68,998
BT Group PLC	32,500	223,198

Security	Shares	Value

Bunzl PLC	2,180	$57,467
Burberry Group PLC	1,980	51,133
Capita PLC	3,060	58,460
Carnival PLC	920	37,974
Centrica PLC	22,000	117,611
Cobham PLC	7,020	35,093
Coca-Cola HBC AG	520	12,941
Coca-Cola HBC AG SP ADR	300	7,455
Compass Group PLC	8,620	136,441
Croda International PLC	780	33,215
Diageo PLC	10,760	338,734
Experian PLC	4,720	85,507
G4S PLC	6,900	27,451
GKN PLC	5,700	38,754
GlaxoSmithKline PLC	20,400	571,442
Glencore Xstrata PLC[a]	44,620	246,164
Hammerson PLC	5,500	52,953
HSBC Holdings PLC	80,380	848,236
ICAP PLC	3,200	23,516
IMI PLC	1,680	42,935
Imperial Tobacco Group PLC	4,260	173,980
Inmarsat PLC	2,260	26,304
InterContinental Hotels Group PLC	1,520	49,468
Intertek Group PLC	860	42,387
Intu Properties PLC	4,660	25,357
Investec PLC	3,220	23,997
ITV PLC	18,300	61,919
J Sainsbury PLC	6,740	38,698
Johnson Matthey PLC	1,100	60,133
Kingfisher PLC	10,320	68,141
Land Securities Group PLC	4,520	82,263
Legal & General Group PLC	25,060	100,960
Lloyds Banking Group PLC[a]	195,140	269,894
London Stock Exchange Group PLC	1,040	35,328
Marks & Spencer Group PLC	6,820	57,547
Meggitt PLC	5,200	43,921
National Grid PLC	14,640	204,740
Next PLC	740	83,523
Nobel Corp. PLC	1,100	34,155
Old Mutual PLC	19,780	65,335
Pearson PLC	3,440	58,399
Petrofac Ltd.	1,220	27,969
Prudential PLC	10,540	239,340
Randgold Resources Ltd.	400	31,821
Reckitt Benckiser Group PLC	2,620	215,760
Reed Elsevier PLC	5,440	83,463

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Resolution Ltd.	4,880	$30,897
Rexam PLC	4,520	37,397
Rio Tinto PLC	5,780	332,486
Rolls-Royce Holdings PLC[a]	8,520	142,640
Royal Bank of Scotland Group PLC[a]	9,200	50,555
Royal Dutch Shell PLC Class A	16,420	599,330
Royal Dutch Shell PLC Class B	11,520	449,246
Royal Mail PLC[a]	399	4,012
RSA Insurance Group PLC	13,080	21,317
SABMiller PLC	4,120	202,095
Sage Group PLC (The)	6,322	45,737
SEGRO PLC	6,500	38,877
Severn Trent PLC	1,120	34,724
Shire PLC	2,340	130,194
Smith & Nephew PLC	4,180	66,653
Smiths Group PLC	2,160	49,519
SSE PLC	4,043	95,060
Standard Chartered PLC	9,960	211,147
Standard Life PLC	9,920	64,835
Tate & Lyle PLC	2,740	29,480
Tesco PLC	34,560	190,664
Tullow Oil PLC	3,960	53,025
Unilever PLC	5,480	224,173
United Utilities Group PLC	3,080	40,235
Vodafone Group PLC	112,363	468,876
Weir Group PLC (The)	1,140	49,042
Whitbread PLC	1,040	78,203
Wm Morrison Supermarkets PLC	11,480	45,269
Wolseley PLC	1,311	76,369
WPP PLC	5,460	119,684

		12,470,549
UNITED STATES — 54.36%
3M Co.	2,780	374,549
Abbott Laboratories	6,660	264,935
AbbVie Inc.	6,740	343,133
Accenture PLC Class A	2,861	238,464
ACE Ltd.	1,340	131,146
Actavis PLC[a]	780	172,240
Activision Blizzard Inc.	2,060	39,861
Adobe Systems Inc.[a]	2,180	149,570
Advance Auto Parts Inc.	340	43,302
AES Corp. (The)	2,940	40,131
Aetna Inc.	1,700	123,607
Affiliated Managers Group Inc.[a]	400	75,220
Aflac Inc.	1,920	123,034

Security	Shares	Value

AGCO Corp.	560	$29,389
Agilent Technologies Inc.	1,500	85,395
Air Products and Chemicals Inc.	920	111,614
Airgas Inc.	360	38,808
Akamai Technologies Inc.[a]	860	52,572
Albemarle Corp.	480	31,675
Alcoa Inc.	5,480	64,335
Alexion Pharmaceuticals Inc.[a]	880	155,584
Alleghany Corp.[a]	40	15,420
Allergan Inc.	1,240	157,480
Alliance Data Systems Corp.[a,b]	260	74,129
Alliant Energy Corp.	660	35,798
Allstate Corp. (The)	1,820	98,753
Altera Corp.	1,520	55,191
Altria Group Inc.	8,500	308,210
Amazon.com Inc.[a]	1,600	579,360
Ameren Corp.	1,000	40,410
American Capital Agency Corp.	1,520	33,881
American Electric Power Co. Inc.	1,960	98,392
American Express Co.	4,200	383,376
American International Group Inc.	6,080	302,602
American Tower Corp.	1,940	158,052
American Water Works Co. Inc.	940	42,150
Ameriprise Financial Inc.	960	104,630
AmerisourceBergen Corp.	1,140	77,349
AMETEK Inc.	1,340	71,342
Amgen Inc.	3,240	401,825
Amphenol Corp. Class A	740	65,135
Anadarko Petroleum Corp.	2,220	186,835
Analog Devices Inc.	1,383	70,284
Annaly Capital Management Inc.	3,620	40,472
ANSYS Inc.[a]	500	41,760
Aon PLC	1,280	109,568
Apache Corp.	1,640	130,036
Apple Inc.	3,940	2,073,386
Applied Materials Inc.	5,760	109,210
Arch Capital Group Ltd.[a,b]	560	31,427
Archer-Daniels-Midland Co.	2,940	119,364
Arrow Electronics Inc.[a]	540	30,580
Assurant Inc.	400	26,252
AT&T Inc.	22,483	717,882
Autodesk Inc.[a]	1,080	56,657
Autoliv Inc.	440	42,390
Automatic Data Processing Inc.	2,040	158,671
AutoZone Inc.[a,b]	140	75,382
Avago Technologies Ltd.	1,220	75,274

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

AvalonBay Communities Inc.	580	$74,803
Avery Dennison Corp.	640	31,885
Avnet Inc.	700	30,471
Axis Capital Holdings Ltd.	480	21,106
Baker Hughes Inc.	1,860	117,701
Ball Corp.	840	46,670
Bank of America Corp.	46,920	775,588
Bank of New York Mellon Corp. (The)	5,060	161,920
Baxter International Inc.	2,281	158,530
BB&T Corp.	2,740	103,572
Beam Inc.	720	59,731
Becton, Dickinson and Co.	800	92,176
Bed Bath & Beyond Inc.[a]	1,000	67,820
Berkshire Hathaway Inc. Class Ba	4,540	525,641
Best Buy Co. Inc.	1,117	29,746
Biogen Idec Inc.[a]	1,060	361,121
BlackRock Inc.[c]	620	189,001
Boeing Co. (The)	3,100	399,652
BorgWarner Inc.	840	51,618
Boston Properties Inc.	760	85,447
Boston Scientific Corp.[a]	6,520	85,412
Bristol-Myers Squibb Co.	7,100	381,767
Broadcom Corp. Class A	2,300	68,356
Brown-Forman Corp. Class B NVS	660	55,308
Bunge Ltd.	700	55,727
C.H. Robinson Worldwide Inc.	760	39,414
C.R. Bard Inc.	360	51,898
CA Inc.	1,540	51,590
Cabot Oil & Gas Corp.	2,280	79,800
Calpine Corp.[a]	1,420	27,051
Cameron International Corp.[a]	1,080	69,185
Campbell Soup Co.	900	38,979
Capital One Financial Corp.	2,460	180,638
Cardinal Health Inc.	1,440	103,003
CareFusion Corp.[a]	1,100	44,583
CarMax Inc.[a]	1,020	49,399
Carnival Corp.	1,580	62,663
Caterpillar Inc.	2,820	273,455
CBRE Group Inc. Class Aa	1,780	49,751
CBS Corp. Class B NVS	2,600	174,408
Celanese Corp. Series A	780	41,644
Celgene Corp.[a]	1,860	298,995
CenterPoint Energy Inc.	1,880	44,462
CenturyLink Inc.	2,620	81,901
Cerner Corp.[a,b]	1,360	83,463
CF Industries Holdings Inc.	280	70,252

Security	Shares	Value

Charles Schwab Corp. (The)	5,440	$144,214
Charter Communications Inc. Class Aa,b	440	55,779
Chesapeake Energy Corp.	2,900	75,139
Chevron Corp.	8,263	952,972
Chipotle Mexican Grill Inc.[a]	160	90,434
Chubb Corp. (The)	1,057	92,466
Church & Dwight Co. Inc.	620	42,148
Cigna Corp.	1,260	100,283
Cimarex Energy Co.	440	50,912
Cincinnati Financial Corp.	560	26,253
Cintas Corp.	700	42,462
Cisco Systems Inc.	22,980	500,964
CIT Group Inc.	820	39,918
Citigroup Inc.	13,160	639,971
Citrix Systems Inc.[a]	860	51,643
Clorox Co. (The)	460	40,149
CME Group Inc.	1,380	101,872
CMS Energy Corp.	1,380	39,233
Coach Inc.	1,240	60,524
Cobalt International Energy Inc.[a]	1,480	28,534
Coca-Cola Co. (The)	16,840	643,288
Coca-Cola Enterprises Inc.	1,460	68,737
Cognizant Technology Solutions Corp. Class Aa	1,340	139,440
Colgate-Palmolive Co.	3,760	236,241
Comcast Corp. Class A	9,460	488,987
Comcast Corp. Class A Special NVS	1,980	98,792
Comerica Inc.	820	39,508
Computer Sciences Corp.	720	45,504
ConAgra Foods Inc.	1,960	55,664
Concho Resources Inc.[a]	480	58,142
ConocoPhillips	4,722	314,013
CONSOL Energy Inc.	1,060	42,506
Consolidated Edison Inc.	1,160	65,018
Constellation Brands Inc. Class Aa	760	61,583
Continental Resources Inc.[a]	260	31,075
Core Laboratories NV	220	41,371
Corning Inc.	6,260	120,630
Costco Wholesale Corp.	1,880	219,584
Covidien PLC	2,020	145,339
Cree Inc.[a]	660	40,544
Crown Castle International Corp.[a]	1,560	118,404
Crown Holdings Inc.[a]	840	37,817
CSX Corp.	4,560	126,358
Cummins Inc.	820	119,654

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

CVS Caremark Corp.	5,200	$380,328
D.R. Horton Inc.	1,360	33,402
Danaher Corp.	2,620	200,404
Darden Restaurants Inc.	700	35,742
DaVita HealthCare Partners Inc.[a]	880	60,482
Deere & Co.	1,620	139,207
Delphi Automotive PLC	1,140	75,890
Denbury Resources Inc.	1,880	30,757
DENTSPLY International Inc.	740	33,581
Devon Energy Corp.	1,600	103,072
Dick’s Sporting Goods Inc.	500	26,835
Digital Realty Trust Inc.[b]	700	37,912
DIRECTV[a]	2,460	190,896
Discover Financial Services	2,240	128,531
Discovery Communications Inc. Series Aa	680	56,658
Discovery Communications Inc. Series C NVS[a]	420	32,395
DISH Network Corp. Class Aa	1,000	58,840
Dollar General Corp.[a]	1,380	82,662
Dollar Tree Inc.[a]	1,040	56,961
Dominion Resources Inc.	2,380	165,172
Dover Corp.	900	84,870
Dow Chemical Co. (The)	5,120	249,395
Dr Pepper Snapple Group Inc.	1,040	54,194
DTE Energy Co.	780	55,973
Duke Energy Corp.	2,780	197,046
Duke Realty Corp.	2,480	41,664
Dun & Bradstreet Corp. (The)	280	27,779
E.I. du Pont de Nemours and Co.	3,900	259,818
Eastman Chemical Co.	760	66,447
Eaton Corp. PLC	2,100	156,891
Eaton Vance Corp. NVS	800	30,272
eBay Inc.[a]	5,060	297,376
Ecolab Inc.	1,320	142,230
Edison International	1,260	65,986
Edwards Lifesciences Corp.[a]	540	37,670
Electronic Arts Inc.[a]	1,600	45,744
Eli Lilly and Co.	4,120	245,593
EMC Corp.	9,020	237,857
Emerson Electric Co.	3,160	206,222
Energen Corp.	420	33,785
Energizer Holdings Inc.	280	27,255
Ensco PLC Class A	1,040	54,766
Entergy Corp.	720	45,950
EOG Resources Inc.	1,180	223,516

Security	Shares	Value

EQT Corp.	740	$75,695
Equifax Inc.	680	47,641
Equinix Inc.[a]	240	45,590
Equity Residential	1,520	88,874
Estee Lauder Companies Inc. (The) Class A	1,000	68,840
Everest Re Group Ltd.	220	32,833
Exelon Corp.	3,360	102,178
Expedia Inc.	460	36,124
Expeditors International of Washington Inc.	1,040	41,090
Express Scripts Holding Co.[a]	3,500	263,585
Exxon Mobil Corp.	18,961	1,825,376
F5 Networks Inc.[a,b]	380	42,689
Facebook Inc. Class Aa	8,039	550,350
Family Dollar Stores Inc.	460	30,130
Fastenal Co.	1,380	65,122
Federal Realty Investment Trust	500	55,655
FedEx Corp.	1,280	170,662
Fidelity National Financial Inc. Class A	820	27,109
Fidelity National Information Services Inc.	1,140	63,395
Fifth Third Bancorp	3,560	77,234
First Republic Bank	460	23,906
FirstEnergy Corp.	1,700	52,326
Fiserv Inc.[a]	1,280	74,304
Flextronics International Ltd.[a]	3,460	30,967
FLIR Systems Inc.	880	30,043
Flowserve Corp.	900	73,089
Fluor Corp.	860	66,813
FMC Corp.	740	57,113
FMC Technologies Inc.[a]	1,060	53,254
Ford Motor Co.	15,940	245,317
Forest Laboratories Inc.[a]	1,220	119,035
Fossil Group Inc.[a]	280	32,175
Franklin Resources Inc.	2,100	111,825
Freeport-McMoRan Copper & Gold Inc.	4,682	152,727
Frontier Communications Corp.	4,420	21,570
Gap Inc. (The)	1,380	60,375
Garmin Ltd.	460	24,684
General Dynamics Corp.	1,320	144,593
General Electric Co.	44,860	1,142,584
General Growth Properties Inc.	2,340	51,527
General Mills Inc.	2,740	137,082
General Motors Co.[a]	4,369	158,158
Genuine Parts Co.	660	58,139

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Gilead Sciences Inc.[a,b]	6,800	$562,972
Goldman Sachs Group Inc. (The)	1,940	322,913
Google Inc. Class Aa	1,220	1,483,093
Green Mountain Coffee Roasters Inc.	620	68,064
H&R Block Inc.	1,580	49,991
Halliburton Co.	4,180	238,260
Harley-Davidson Inc.	820	54,169
Harris Corp.	600	44,292
Hartford Financial Services Group Inc. (The)	1,860	65,453
Hasbro Inc.	500	27,580
HCA Holdings Inc.[a]	1,180	60,416
HCP Inc.	2,260	87,620
Health Care REIT Inc.	1,360	79,886
Helmerich & Payne Inc.	500	49,375
Henry Schein Inc.[a]	460	54,758
Herbalife Ltd.[b]	520	34,632
Hershey Co. (The)	740	78,307
Hertz Global Holdings Inc.[a]	2,120	59,381
Hess Corp.	1,340	107,240
Hewlett-Packard Co.	8,360	249,797
HollyFrontier Corp.	880	40,102
Hologic Inc.[a,b]	1,380	30,056
Home Depot Inc. (The)	6,128	502,680
Honeywell International Inc.	3,220	304,097
Hormel Foods Corp.	840	39,858
Hospira Inc.[a]	680	29,430
Host Hotels & Resorts Inc.	5,400	106,218
Humana Inc.	720	80,971
IHS Inc. Class Aa	300	35,964
Illinois Tool Works Inc.	1,920	158,400
Illumina Inc.[a,b]	600	102,894
Ingersoll-Rand PLC	1,460	89,264
Integrys Energy Group Inc.	480	27,490
Intel Corp.	21,040	520,951
IntercontinentalExchange Group Inc.	546	114,027
International Business Machines Corp.	4,480	829,562
International Flavors & Fragrances Inc.	460	43,143
International Game Technology	1,400	21,126
International Paper Co.	1,880	91,913
Interpublic Group of Companies Inc. (The)	2,220	39,338
Intuit Inc.	1,260	98,469
Intuitive Surgical Inc.[a]	180	80,069
Invesco Ltd.	2,100	72,030
Iron Mountain Inc.	760	20,672

Security	Shares	Value

J.B. Hunt Transport Services Inc.	520	$37,372
J.M. Smucker Co. (The)	540	54,005
J.P. Morgan Chase & Co.	16,380	930,712
Jacobs Engineering Group Inc.[a]	800	48,520
Johnson & Johnson	12,060	1,110,967
Johnson Controls Inc.	2,840	140,296
Joy Global Inc.	560	30,800
Juniper Networks Inc.[a]	2,400	64,176
Kansas City Southern Industries Inc.	540	50,717
KBR Inc.	860	23,753
Kellogg Co.	1,060	64,331
KeyCorp	3,860	50,836
Kimberly-Clark Corp.	1,500	165,525
Kimco Realty Corp.	1,780	39,623
Kinder Morgan Inc.	2,820	89,817
Kinder Morgan Management LLC[a,b]	618	43,136
KLA-Tencor Corp.	840	54,726
Kohl’s Corp.	960	53,942
Kraft Foods Group Inc.	2,480	137,070
Kroger Co. (The)	2,440	102,334
L Brands Inc.	1,060	59,710
L-3 Communications Holdings Inc.	500	57,700
Laboratory Corp. of America Holdings[a,b]	440	41,158
Lam Research Corp.[a]	800	41,384
Las Vegas Sands Corp.	1,820	155,155
Legg Mason Inc.	760	34,930
Leggett & Platt Inc.	760	24,358
Leucadia National Corp.	1,560	43,586
Level 3 Communications Inc.[a]	800	29,456
Liberty Global PLC Series Aa	1,240	107,322
Liberty Global PLC Series C NVS[a,b]	661	55,960
Liberty Interactive Corp. Series Aa	2,400	70,080
Liberty Media Corp.[a]	520	71,323
Liberty Property Trust	1,160	44,382
Lincoln National Corp.	1,340	67,174
Linear Technology Corp.	1,160	54,334
LinkedIn Corp. Class Aa	500	102,020
Lockheed Martin Corp.	1,140	185,022
Loews Corp.	1,200	52,176
Lorillard Inc.	1,740	85,364
Lowe’s Companies Inc.	4,940	247,148
LSI Corp.	3,320	36,819
Lululemon Athletica Inc.[a]	323	16,250
LyondellBasell Industries NV Class A	1,860	163,829
M&T Bank Corp.	480	55,963
Macerich Co. (The)	860	51,712

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Macy’s Inc.	1,740	$100,676
Manpowergroup Inc.	540	42,206
Marathon Oil Corp.	2,980	99,830
Marathon Petroleum Corp.	1,500	126,000
Marriott International Inc. Class A	1,300	70,499
Marsh & McLennan Companies Inc.	2,000	96,320
Martin Marietta Materials Inc.	280	34,154
Marvell Technology Group Ltd.	2,400	36,696
Masco Corp.	1,840	42,964
MasterCard Inc. Class A	4,800	373,056
Mattel Inc.	1,400	52,234
Maxim Integrated Products Inc.	1,500	49,065
McCormick & Co. Inc. NVS	680	45,152
McDonald’s Corp.	4,060	386,309
McGraw Hill Financial Inc.	1,180	93,999
McKesson Corp.	1,020	180,591
MDU Resources Group Inc.	1,260	42,790
Mead Johnson Nutrition Co. Class A	900	73,395
MeadWestvaco Corp.	1,160	43,419
Medtronic Inc.	4,220	250,077
Merck & Co. Inc.	12,060	687,300
MetLife Inc.	3,940	199,640
MGM Resorts International[a]	2,100	57,855
Microchip Technology Inc.	1,040	47,372
Micron Technology Inc.[a]	4,860	117,563
Microsoft Corp.	34,380	1,317,098
Mohawk Industries Inc.[a]	300	42,459
Molson Coors Brewing Co. Class B NVS	760	43,191
Mondelez International Inc. Class A	7,180	244,335
Monsanto Co.	2,300	253,046
Monster Beverage Corp.[a]	720	53,280
Moody’s Corp.	940	74,260
Morgan Stanley	6,420	197,736
Mosaic Co. (The)	1,340	65,472
Motorola Solutions Inc.	1,124	74,409
Murphy Oil Corp.	860	51,058
Mylan Inc.[a]	1,740	96,692
Nabors Industries Ltd.	1,400	32,228
NASDAQ OMX Group Inc. (The)	700	26,873
National Oilwell Varco Inc.	1,800	138,672
NetApp Inc.	1,600	64,656
Netflix Inc.[a]	240	106,951
New York Community Bancorp Inc.	1,640	26,207
Newell Rubbermaid Inc.	1,300	41,743
News Corp. Class A NVS[a]	1,703	31,216

Security	Shares	Value

NextEra Energy Inc.	1,720	$157,191
Nielsen Holdings NV	1,100	52,074
Nike Inc. Class B	3,200	250,560
NiSource Inc.	1,460	50,837
Noble Energy Inc.	1,560	107,266
Nordstrom Inc.	700	43,036
Norfolk Southern Corp.	1,400	128,674
Northeast Utilities	1,380	61,341
Northern Trust Corp.	1,000	61,850
Northrop Grumman Corp.	920	111,348
NRG Energy Inc.	1,260	36,628
Nuance Communications Inc.[a,b]	520	7,951
Nucor Corp.	1,400	70,336
NVIDIA Corp.	2,920	53,670
O’Reilly Automotive Inc.[a]	520	78,442
Occidental Petroleum Corp.	3,580	345,542
Omnicare Inc.	620	36,518
Omnicom Group Inc.	1,140	86,275
ONEOK Inc.	931	55,059
Oracle Corp.	15,260	596,819
Owens-Illinois Inc.[a]	900	30,528
PACCAR Inc.	1,580	104,027
Pall Corp.	640	55,040
Parker Hannifin Corp.	720	86,796
PartnerRe Ltd.	240	23,731
Patterson Companies Inc.	560	23,050
Paychex Inc.	1,520	63,475
Pentair Ltd. Registered	1,020	82,426
People’s United Financial Inc.	1,720	24,372
Pepco Holdings Inc.	1,360	27,730
PepsiCo Inc.	6,360	509,245
Perrigo Co. PLC	582	95,704
PetSmart Inc.	520	34,871
Pfizer Inc.	27,940	897,154
PG&E Corp.	1,580	69,615
Philip Morris International Inc.	6,840	553,425
Phillips 66	2,600	194,636
Pinnacle West Capital Corp.	620	34,503
Pioneer Natural Resources Co.	660	132,779
Plum Creek Timber Co. Inc.	1,100	47,619
PNC Financial Services Group Inc. (The)[c]	2,180	178,280
PPG Industries Inc.	700	138,474
PPL Corp.	2,080	67,163
Praxair Inc.	1,140	148,622
Precision Castparts Corp.	660	170,201

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Priceline.com Inc.[a]	240	$323,722
Principal Financial Group Inc.	1,340	60,769
Procter & Gamble Co. (The)	11,560	909,310
Progressive Corp. (The)	2,180	53,388
Prologis Inc.	2,560	105,446
Prudential Financial Inc.	2,000	169,160
Public Service Enterprise Group Inc.	2,100	76,986
Public Storage	720	121,680
PulteGroup Inc.	1,800	37,782
PVH Corp.	400	50,572
QEP Resources Inc.	880	25,458
QUALCOMM Inc.	7,244	545,401
Quanta Services Inc.[a]	1,260	44,365
Quest Diagnostics Inc.	720	38,160
Rackspace Hosting Inc.[a]	680	25,004
Ralph Lauren Corp.	260	41,881
Range Resources Corp.	720	61,956
Raytheon Co.	1,340	131,199
Realty Income Corp.[b]	812	36,069
Red Hat Inc.[a]	900	53,091
Regency Centers Corp.	660	33,508
Regeneron Pharmaceuticals Inc.[a]	380	126,350
Regions Financial Corp.	6,120	65,117
RenaissanceRe Holdings Ltd.	200	19,102
Republic Services Inc.	1,360	46,390
Reynolds American Inc.	1,480	75,228
Robert Half International Inc.	840	34,390
Rock-Tenn Co. Class A	400	44,648
Rockwell Automation Inc.	680	83,531
Rockwell Collins Inc.	720	59,429
Roper Industries Inc.	540	73,235
Ross Stores Inc.	1,000	72,800
Rowan Companies PLC Class Aa	780	26,021
Royal Caribbean Cruises Ltd.	740	39,168
Safeway Inc.	1,320	49,434
Salesforce.com Inc.[a]	2,820	175,883
SanDisk Corp.	1,080	80,244
SBA Communications Corp. Class Aa	801	76,231
SCANA Corp.	660	32,670
Schlumberger Ltd.	5,801	539,493
Scripps Networks Interactive Inc. Class A	440	35,746
Seagate Technology PLC	1,580	82,460
SEI Investments Co.	1,080	36,256
Sempra Energy	1,020	96,359
Sherwin-Williams Co. (The)	420	84,202

Security	Shares	Value

Sigma-Aldrich Corp.	620	$58,534
Simon Property Group Inc.	1,343	216,613
Sirius XM Holdings Inc.[a]	18,160	65,558
SL Green Realty Corp.	381	37,845
SLM Corp.	2,240	53,626
Southern Co. (The)	3,440	145,684
Southwestern Energy Co.[a]	1,560	64,490
Spectra Energy Corp.	2,680	99,910
Sprint Corp.[a]	4,946	43,228
SPX Corp.	240	25,843
St. Jude Medical Inc.	1,380	92,902
Stanley Black & Decker Inc.	760	63,110
Staples Inc.	2,960	40,226
Starbucks Corp.	3,320	235,587
Starwood Hotels & Resorts Worldwide Inc.	960	79,162
State Street Corp.	2,020	132,653
Stericycle Inc.[a]	440	50,160
Stryker Corp.	1,280	102,707
SunTrust Banks Inc.	2,340	88,171
Superior Energy Services Inc.	820	24,264
Symantec Corp.	3,140	67,447
Synopsys Inc.[a]	900	36,360
Sysco Corp.	2,320	83,566
T. Rowe Price Group Inc.	1,160	94,157
Target Corp.	2,480	155,099
TD Ameritrade Holding Corp.	1,220	40,785
TE Connectivity Ltd.	1,860	108,959
Teradata Corp.[a]	960	44,083
Tesla Motors Inc.[a,b]	400	97,924
Texas Instruments Inc.	4,652	209,154
Textron Inc.	1,460	57,962
Thermo Fisher Scientific Inc.	1,500	186,810
Tiffany & Co.	560	52,220
Time Warner Cable Inc.	1,280	179,648
Time Warner Inc.	3,980	267,177
TJX Companies Inc. (The)	3,100	190,526
Toll Brothers Inc.[a]	700	27,307
Torchmark Corp.	420	32,554
Total System Services Inc.	1,060	32,288
Tractor Supply Co.	680	47,981
TransDigm Group Inc.	300	53,442
Travelers Companies Inc. (The)	1,543	129,365
Trimble Navigation Ltd.[a]	1,200	45,780
TRW Automotive Holdings Corp.[a]	520	42,806
Twenty-First Century Fox Inc. Class A	6,860	230,084

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Security	Shares	Value

Twenty-First Century Fox Inc. Class B	1,700	$55,301
Tyco International Ltd.	2,240	94,483
Tyson Foods Inc. Class A	1,520	59,964
U.S. Bancorp	7,500	308,550
UDR Inc.	1,760	45,426
Ulta Salon, Cosmetics & Fragrance Inc.[a]	190	17,041
Union Pacific Corp.	2,020	364,368
United Parcel Service Inc. Class B	2,940	281,564
United Technologies Corp.	3,700	432,974
UnitedHealth Group Inc.	4,260	329,170
Unum Group	1,100	38,258
Urban Outfitters Inc.[a]	580	21,715
Valero Energy Corp.	2,440	117,071
Varian Medical Systems Inc.[a,b]	520	43,592
Ventas Inc.	1,540	96,142
VeriSign Inc.[a,b]	800	44,088
Verisk Analytics Inc. Class Aa	740	47,149
Verizon Communications Inc.	12,120	576,670
Verizon Communications Inc. New	5,146	244,023
Vertex Pharmaceuticals Inc.[a]	1,040	84,094
VF Corp.	1,680	98,431
Viacom Inc. Class B NVS	1,980	173,705
Visa Inc. Class A	2,301	519,888
VMware Inc. Class Aa	380	36,499
Vornado Realty Trust	840	80,884
Vulcan Materials Co.	620	42,117
W.R. Berkley Corp.	440	18,146
W.W. Grainger Inc.	300	76,506
Wal-Mart Stores Inc.	6,653	496,979
Walgreen Co.	3,920	266,364
Walt Disney Co. (The)	7,180	580,216
Waste Management Inc.	1,820	75,530
Waters Corp.[a]	380	42,332
Weatherford International Ltd.[a,b]	3,440	57,345
WellPoint Inc.	1,300	117,767
Wells Fargo & Co.	21,280	987,818
Western Digital Corp.	980	85,250
Western Union Co.	2,700	45,171
Weyerhaeuser Co.	3,732	110,131
Whirlpool Corp.	380	54,959
Whiting Petroleum Corp.[a]	580	39,852
Whole Foods Market Inc.	1,640	88,642
Williams Companies Inc. (The)	3,000	123,900
Willis Group Holdings PLC	680	27,989
Windstream Holdings Inc.	2,420	19,408

Security	Shares	Value

Wisconsin Energy Corp.	1,080	$47,477
Wyndham Worldwide Corp.	780	56,846
Wynn Resorts Ltd.	380	92,146
Xcel Energy Inc.	2,040	61,792
Xerox Corp.	5,660	62,203
Xilinx Inc.	1,300	67,860
XL Group PLC	1,260	38,304
Xylem Inc.	1,040	40,924
Yahoo! Inc.[a]	4,840	187,163
Yum! Brands Inc.	2,000	148,160
Zimmer Holdings Inc.	780	73,195
Zoetis Inc.	1,482	45,972

		76,560,743

TOTAL COMMON STOCKS
(Cost: $130,884,303)		139,944,814

PREFERRED STOCKS — 0.22%

GERMANY — 0.22%
Henkel AG & Co. KGaA	780	87,100
Porsche Automobil Holding SE	640	67,347
Volkswagen AG	620	161,843

		316,290

TOTAL PREFERRED STOCKS
(Cost: $288,089)		316,290

SHORT-TERM INVESTMENTS — 0.66%

MONEY MARKET FUNDS — 0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	745,814	745,814
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	39,099	39,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	144,142	144,142

		929,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $929,055)		929,055

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $132,101,447)	$141,190,159
Other Assets, Less Liabilities — (0.24)%	(341,628)

NET ASSETS — 100.00%	$140,848,531

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2014

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Emerging Markets EMEA ETF	iShares MSCI Frontier 100 ETF

ASSETS
Investments, at cost:
Unaffiliated	$994,014,707	$10,678,018	$497,096,201
Affiliated (Note 2)	29,505,383	24,653	1,266,706

Total cost of investments	$1,023,520,090	$10,702,671	$498,362,907

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,108,264,519	$9,856,448	$544,089,228
Affiliated (Note 2)	29,505,383	24,653	1,266,706

Total fair value of investments	1,137,769,902	9,881,101	545,355,934
Foreign currency, at value[b]	493,768	9,158	308,533
Receivables:
Investment securities sold	4,443,969	28,716	755
Dividends and interest	3,221,284	166	2,434,941
Capital shares sold	—	—	1,416,503

Total Assets	1,145,928,923	9,919,141	549,516,666

LIABILITIES
Payables:
Investment securities purchased	2,333,466	34,122	1,417,257
Collateral for securities on loan (Note 1)	28,713,434	20,208	—
Deferred foreign capital gains taxes (Note 1)	—	—	749,979
Investment advisory fees (Note 2)	167,552	3,648	316,077

Total Liabilities	31,214,452	57,978	2,483,313

NET ASSETS	$1,114,714,471	$9,861,163	$547,033,353

Net assets consist of:
Paid-in capital	$1,005,959,212	$10,937,826	$502,428,249
Undistributed (distributions in excess of) net investment income	3,145,380	(3,658)	1,693,975
Accumulated net realized loss	(8,672,275)	(251,435)	(3,445,555)
Net unrealized appreciation (depreciation)	114,282,154	(821,570)	46,356,684

NET ASSETS	$1,114,714,471	$9,861,163	$547,033,353

Shares outstanding[c]	17,500,000	200,000	15,900,000

Net asset value per share	$63.70	$49.31	$34.40

[a]	Securities on loan with values of $27,835,585, $19,064 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $490,472, $9,155 and $308,170, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

iShares MSCI World ETF

ASSETS
Investments, at cost:
Unaffiliated	$130,838,485
Affiliated (Note 2)	1,262,962

Total cost of investments	$132,101,447

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$139,893,823
Affiliated (Note 2)	1,296,336

Total fair value of investments	141,190,159
Foreign currency, at value[b]	157,492
Receivables:
Investment securities sold	372,383
Due from custodian (Note 4)	1,334,484
Dividends and interest	395,164

Total Assets	143,449,682

LIABILITIES
Payables:
Investment securities purchased	1,792,173
Collateral for securities on loan (Note 1)	784,913
Investment advisory fees (Note 2)	24,065

Total Liabilities	2,601,151

NET ASSETS	$140,848,531

Net assets consist of:
Paid-in capital	$130,392,861
Undistributed net investment income	705,380
Undistributed net realized gain	657,780
Net unrealized appreciation	9,092,510

NET ASSETS	$140,848,531

Shares outstanding[c]	2,000,000

Net asset value per share	$70.42

[a]	Securities on loan with a value of $765,824. See Note 1.
[b]	Cost of foreign currency: $155,229.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Emerging Markets EMEA ETF	iShares MSCI Frontier 100 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$13,841,095	$67,692	$4,242,101
Interest — unaffiliated	—	—	3,014
Interest — affiliated (Note 2)	202	1	762
Securities lending income — affiliated (Note 2)	52,230	486	—

Total investment income	13,893,527	68,179	4,245,877

EXPENSES
Investment advisory fees (Note 2)	1,773,559	31,556	1,520,594
Commitment fees (Note 6)	—	—	353
Interest expense (Note 6)	—	—	227

Total expenses	1,773,559	31,556	1,521,174
Less investment advisory fees waived (Note 2)	(715,208)	(8,817)	—

Net expenses	1,058,351	22,739	1,521,174

Net investment income	12,835,176	45,440	2,724,703

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(7,899,337)	(105,718)	(1,418,369)
Investments — affiliated (Note 2)	(31,409)	—	—
In-kind redemptions — unaffiliated	5,487,166	—	—
In-kind redemptions — affiliated (Note 2)	2,798	—	—
Foreign currency transactions	(124,482)	(221)	(213,794)

Net realized loss	(2,565,264)	(105,939)	(1,632,163)

Net change in unrealized appreciation/depreciation on:
Investments[c]	65,939,638	(66,831)	47,830,282
Translation of assets and liabilities in foreign currencies	43,544	210	6,115

Net change in unrealized appreciation/depreciation	65,983,182	(66,621)	47,836,397

Net realized and unrealized gain (loss)	63,417,918	(172,560)	46,204,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,253,094	$(127,120)	$48,928,937

[a]	Net of foreign withholding tax of $521,781, $10,680 and $438,383, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $63,314, respectively.
[c]	Net of deferred foreign capital gains taxes of $ —, $ — and $638,193, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

iShares MSCI World ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,306,267
Dividends — affiliated (Note 2)	2,312
Interest — affiliated (Note 2)	12
Securities lending income — affiliated (Note 2)	1,227

Total investment income	1,309,818

EXPENSES
Investment advisory fees (Note 2)	114,099

Total expenses	114,099

Net investment income	1,195,719

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(193,730)
In-kind redemptions — unaffiliated	911,279
In-kind redemptions — affiliated (Note 2)	2,215
Foreign currency transactions	(1,715)

Net realized gain	718,049

Net change in unrealized appreciation/depreciation on:
Investments	9,442,294
Translation of assets and liabilities in foreign currencies	3,998

Net change in unrealized appreciation/depreciation	9,446,292

Net realized and unrealized gain	10,164,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,360,060

[a]	Net of foreign withholding tax of $29,416.

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI All Country World Minimum Volatility ETF		iShares MSCI Emerging Markets EMEA ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,835,176	$23,353,046	$45,440	$162,306
Net realized gain (loss)	(2,565,264)	15,102,144	(105,939)	437,250
Net change in unrealized appreciation/depreciation	65,983,182	28,767,070	(66,621)	(407,972)

Net increase (decrease) in net assets resulting from operations	76,253,094	67,222,260	(127,120)	191,584

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,311,207)	(21,734,941)	(61,483)	(177,671)

Total distributions to shareholders	(14,311,207)	(21,734,941)	(61,483)	(177,671)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,964,054	492,714,983	5,251,709	—
Cost of shares redeemed	(36,951,070)	(109,218,290)	—	(5,559,099)

Net increase (decrease) in net assets from capital share transactions	45,012,984	383,496,693	5,251,709	(5,559,099)

INCREASE (DECREASE) IN NET ASSETS	106,954,871	428,984,012	5,063,106	(5,545,186)

NET ASSETS
Beginning of period	1,007,759,600	578,775,588	4,798,057	10,343,243

End of period	$1,114,714,471	$1,007,759,600	$9,861,163	$4,798,057

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,145,380	$4,621,411	$(3,658)	$12,385

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	8,200,000	100,000	—
Shares redeemed	(600,000)	(1,800,000)	—	(100,000)

Net increase (decrease) in shares outstanding	700,000	6,400,000	100,000	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Frontier 100 ETF		iShares MSCI World ETF
	Six months ended February 28, 2014 (Unaudited)	Period from September 12, 2012[a] to August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,724,703	$2,027,213	$1,195,719	$313,385
Net realized gain (loss)	(1,632,163)	(2,074,597)	718,049	1,592,421
Net change in unrealized appreciation/depreciation	47,836,397	(1,479,713)	9,446,292	(936,157)

Net increase (decrease) in net assets resulting from operations	48,928,937	(1,527,097)	11,360,060	969,649

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(788,946)	(2,007,790)	(575,540)	(292,821)
Return of capital	—	(180,295)	—	—

Total distributions to shareholders	(788,946)	(2,188,085)	(575,540)	(292,821)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	218,809,803	294,121,892	112,187,321	24,918,447
Cost of shares redeemed	—	(10,323,151)	(6,827,567)	(11,580,026)

Net increase in net assets from capital share transactions	218,809,803	283,798,741	105,359,754	13,338,421

INCREASE IN NET ASSETS	266,949,794	280,083,559	116,144,274	14,015,249

NET ASSETS
Beginning of period	280,083,559	—	24,704,257	10,689,008

End of period	$547,033,353	$280,083,559	$140,848,531	$24,704,257

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,693,975	$(241,782)	$705,380	$85,201

SHARES ISSUED AND REDEEMED
Shares sold	6,600,000	9,650,000	1,700,000	400,000
Shares redeemed	—	(350,000)	(100,000)	(200,000)

Net increase in shares outstanding	6,600,000	9,300,000	1,600,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI All Country World Minimum Volatility ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$59.99	$55.65	$50.02

Income from investment operations:
Net investment income[b]	0.75	1.68	1.49
Net realized and unrealized gain[c]	3.81	4.20	4.67

Total from investment operations	4.56	5.88	6.16

Less distributions from:
Net investment income	(0.85)	(1.54)	(0.53)

Total distributions	(0.85)	(1.54)	(0.53)

Net asset value, end of period	$63.70	$59.99	$55.65

Total return	7.63%[d]	10.69%	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,114,714	$1,007,760	$578,776
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.43%	2.83%	3.17%
Portfolio turnover rate[f]	13%	13%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 12%, 13% and 22%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets EMEA ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$47.98	$51.72	$51.16

Income from investment operations:
Net investment income[b]	0.25	1.26	1.43
Net realized and unrealized gain (loss)[c]	1.39	(3.22)	0.02

Total from investment operations	1.64	(1.96)	1.45

Less distributions from:
Net investment income	(0.31)	(1.78)	(0.89)

Total distributions	(0.31)	(1.78)	(0.89)

Net asset value, end of period	$49.31	$47.98	$51.72

Total return	3.39%[d]	(3.95)%	2.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,861	$4,798	$10,343
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	0.98%	2.39%	4.46%
Portfolio turnover rate[f]	6%	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Frontier 100 ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Period from Sep. 12, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$30.12	$25.25

Income from investment operations:
Net investment income[b]	0.23	0.67
Net realized and unrealized gain[c]	4.12	4.51

Total from investment operations	4.35	5.18

Less distributions from:
Net investment income	(0.07)	(0.28)
Return of capital	—	(0.03)

Total distributions	(0.07)	(0.31)

Net asset value, end of period	$34.40	$30.12

Total return	14.44%[d]	20.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$547,033	$280,084
Ratio of expenses to average net assets[e]	0.79%	0.79%
Ratio of net investment income to average net assets[e]	1.42%	2.32%
Portfolio turnover rate[f]	7%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014 and period ended August 31, 2013 were 7% and 10%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$61.76	$53.45	$50.32

Income from investment operations:
Net investment income[b]	0.85	1.40	0.98
Net realized and unrealized gain[c]	8.19	8.03	2.89

Total from investment operations	9.04	9.43	3.87

Less distributions from:
Net investment income	(0.38)	(1.12)	(0.74)

Total distributions	(0.38)	(1.12)	(0.74)

Net asset value, end of period	$70.42	$61.76	$53.45

Total return	14.67%[d]	17.84%	7.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$140,849	$24,704	$10,689
Ratio of expenses to average net assets[e]	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets[e]	2.52%	2.34%	2.91%
Portfolio turnover rate[f]	2%	5%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Country World Minimum Volatility	Non-diversified
MSCI Emerging Markets EMEA	Non-diversified
MSCI Frontier 100	Non-diversified
MSCI World	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the iShares MSCI Emerging Markets EMEA ETF to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI All Country World Minimum Volatility
Assets:
Common Stocks	$1,105,398,952	$—	$—	$1,105,398,952
Preferred Stocks	2,865,567	—	—	2,865,567
Money Market Funds	29,505,383	—	—	29,505,383

	$1,137,769,902	$—	$—	$1,137,769,902

MSCI Emerging Markets EMEA
Assets:
Common Stocks	$9,690,492	$—	$—	$9,690,492
Preferred Stocks	165,956	—	—	165,956
Money Market Funds	24,653	—	—	24,653

	$9,881,101	$—	$—	$9,881,101

MSCI Frontier 100
Assets:
Common Stocks	$544,089,131	$97	$—	$544,089,228
Money Market Funds	1,266,706	—	—	1,266,706

	$545,355,837	$97	$—	$545,355,934

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI World
Assets:
Common Stocks	$139,944,814	$—	$—	$139,944,814
Preferred Stocks	316,290	—	—	316,290
Money Market Funds	929,055	—	—	929,055

	$141,190,159	$—	$—	$141,190,159

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI All Country World Minimum Volatility	$27,835,585
MSCI Emerging Markets EMEA	19,064
MSCI World	765,824

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI All Country World Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net asset of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

BFA has voluntarily waived a portion of its investment advisory fees for the iShares MSCI All Country World Minimum Volatility ETF in the amount of $708,818.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI All Country World Minimum Volatility ETF through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the six months ended February 28, 2014, BFA waived its investment advisory fees for iShares MSCI All Country World Minimum Volatility ETF in the amount of $6,390.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Emerging Markets EMEA	0.68%
MSCI Frontier 100	0.79
MSCI World	0.24

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets EMEA ETF through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares MSCI All Country World Minimum Volatility ETF and iShares MSCI World ETF (the “Group 1 Funds”) retain 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares MSCI Emerging Markets EMEA ETF and iShares MSCI Frontier 100 ETF (the “Group 2 Funds”) retain 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI All Country World Minimum Volatility	$28,057
MSCI Emerging Markets EMEA	207
MSCI World	650

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, each Group 1 Fund will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amounts retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will (i) receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle date after January 1, 2015), each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Certain Funds, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI All Country World Minimum Volatility
iShares India 50 ETF	135,154	5,900	(141,054)	—	$—	$—	$(28,611)

MSCI World
BlackRock Inc.	124	527	(31)	620	$189,001	$729	$1,212
PNC Financial Services Group Inc. (The)	436	1,853	(109)	2,180	178,280	1,583	1,003

					$367,281	$2,312	$2,215

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI All Country World Minimum Volatility	$135,070,274	$136,319,680
MSCI Emerging Markets EMEA	572,852	535,949
MSCI Frontier 100	244,997,578	29,056,143
MSCI World	2,948,093	1,790,696

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Country World Minimum Volatility	$75,142,920	$33,770,771
MSCI Emerging Markets EMEA	5,229,082	—
MSCI Frontier 100	1,597,481	—
MSCI World	111,115,950	6,776,669

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013, the Funds’ fiscal year ended, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI All Country World Minimum Volatility	$1,844,397
MSCI Emerging Markets EMEA	55,073
MSCI World	18,886

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Country World Minimum Volatility	$1,025,786,235	$133,566,977	$(21,583,310)	$111,983,667
MSCI Emerging Markets EMEA	10,709,686	651,889	(1,480,474)	(828,585)
MSCI Frontier 100	500,224,360	64,791,787	(19,660,213)	45,131,574
MSCI World	132,111,931	10,930,380	(1,852,152)	9,078,228

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 29, 2014. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 28, 2014, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $700,000, $38,674 and 1.17%, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCIAll Country World Minimum Volatility	$0.731954	$—	$0.114863	$0.846817	86%	—%	14%	100%
MSCI Frontier 100	0.020099	—	0.046199	0.066298	30	—	70	100
MSCI World	0.327634	—	0.056059	0.383693	85	—	15	100

SUPPLEMENTAL INFORMATION	55

Notes:

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca
➢	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
➢	iShares MSCI Global Gold Miners ETF | RING | NYSE Arca
➢	iShares MSCI Global Metals & Mining Producers ETF | PICK | NYSE Arca
➢	iShares MSCI Global Silver Miners ETF | SLVP | NYSE Arca

Fund Performance Overview

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

Performance as of February 28, 2014

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.43%, net of fees, while the total return for the Index was 7.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.44)%	(3.72)%	(3.06)%	(3.44)%	(3.72)%	(3.06)%
Since Inception	4.04%	4.13%	4.34%	8.58%	8.77%	9.26%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.30	$1.95	$1,000.00	$1,022.90	$1.91	0.38%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector/Investment Type	Percentage of Total Investments*

Materials	54.00%
Food, Beverage & Tobacco	29.56
Capital Goods	15.81
Investment Companies	0.63

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

United States	49.70%
Canada	11.47
Switzerland	9.14
Japan	5.61
Norway	3.42
Malaysia	3.14
Singapore	2.69
Germany	2.42
Russia	1.70
Indonesia	1.53

TOTAL	90.82%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

Performance as of February 28, 2014

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 7.49%, net of fees, while the total return for the Index was 7.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.91%	9.35%	8.73%	8.91%	9.35%	8.73%
Since Inception	4.10%	4.12%	4.00%	8.71%	8.76%	8.52%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,074.90	$2.01	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Integrated Oil & Gas	61.94%
Oil & Gas Exploration & Production	30.97
Oil & Gas Refining & Marketing	5.14
Coal & Consumable Fuels	1.95

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

United States	49.39%
United Kingdom	17.96
Canada	9.96
France	5.13
China	2.74
Russia	2.52
Italy	2.35
Australia	1.67
Brazil	1.64
Norway	1.23

TOTAL	94.59%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL GOLD MINERS ETF

Performance as of February 28, 2014

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -4.91%, net of fees, while the total return for the Index was -4.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(30.85)%	(30.53)%	(30.84)%	(30.85)%	(30.53)%	(30.84)%
Since Inception	(31.91)%	(31.88)%	(31.79)%	(55.03)%	(54.99)%	(54.94)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$950.90	$1.89	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

COUNTRY ALLOCATION

As of 2/28/14

Country	Percentage of Total Investments*

Canada	62.52%
South Africa	10.22
United States	9.93
Australia	7.18
United Kingdom	6.68
Peru	2.14
China	0.88
Turkey	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Barrick Gold Corp. (Canada)	18.57%
Goldcorp Inc. (Canada)	17.07
Newmont Mining Corp.	8.92
AngloGold Ashanti Ltd. (South Africa)	4.66
Newcrest Mining Ltd. (Australia)	4.59
Randgold Resources Ltd. (United Kingdom)	4.57
Kinross Gold Corp. (Canada)	4.45
Agnico-Eagle Mines Ltd. (Canada)	4.38
Yamana Gold Inc. (Canada)	4.37
Eldorado Gold Corp. (Canada)	3.51

TOTAL	75.09%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

Performance as of February 28, 2014

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 9.42%, net of fees, while the total return for the Index was 9.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.96)%	(4.38)%	(5.96)%	(5.96)%	(4.38)%	(5.96)%
Since Inception	(8.97)%	(8.61)%	(9.04)%	(17.75)%	(17.08)%	(17.91)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.20	$2.03	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Diversified Metals & Mining	56.55%
Steel	31.35
Coal & Consumable Fuels	6.76
Aluminum	3.27
Precious Metals & Minerals	2.07

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

United Kingdom	28.88%
Australia	19.05
United States	12.32
Japan	7.57
Brazil	6.65
Canada	4.53
South Korea	3.23
South Africa	2.10
France	2.03
Germany	1.90

TOTAL	88.26%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL SILVER MINERS ETF

Performance as of February 28, 2014

The iShares MSCI Global Silver Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was -4.59%, net of fees, while the total return for the Index was -4.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(25.98)%	(25.81)%	(26.13)%	(25.98)%	(25.81)%	(26.13)%
Since Inception	(25.23)%	(25.03)%	(25.13)%	(45.36)%	(45.07)%	(45.28)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$954.10	$1.89	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

COUNTRY ALLOCATION

As of 2/28/14

Country	Percentage of Total Investments*

Canada	58.36%
United States	12.29
United Kingdom	11.62
Mexico	8.93
Peru	5.80
Hong Kong	2.77
Australia	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Silver Wheaton Corp. (Canada)	23.12%
Industrias Penoles SAB de CV (Mexico)	8.93
Fresnillo PLC (United Kingdom)	7.43
Compania de Minas Buenaventura SA SP ADR (Peru)	5.80
Tahoe Resources Inc. (Canada)	4.96
Pan American Silver Corp. (Canada)	4.53
AuRico Gold Inc. (Canada)	4.33
Hecla Mining Co.	4.17
First Majestic Silver Corp. (Canada)	4.06
Coeur Mining Inc.	3.75

TOTAL	71.08%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 98.34%

AUSTRALIA — 0.75%
Australian Agricultural Co. Ltd.[a]	38,889	$44,022
GrainCorp Ltd. Class A	18,618	133,782
Nufarm Ltd.	18,647	65,076
Tassal Group Ltd.	13,166	43,003

		285,883
BRAZIL — 0.40%
BrasilAgro-Companhia Brasileira Propriedades Agricolas	5,800	19,863
Fertilizantes Heringer SAa	2,900	8,529
Sao Martinho SA	4,000	51,113
SLC Agricola SA	5,800	44,816
Tereos Internacional SA	29,000	26,070

		150,391
CANADA — 11.44%
AG Growth International Inc.	1,363	57,835
Agrium Inc.	14,877	1,370,708
Potash Corp. of Saskatchewan Inc.	88,392	2,922,577

		4,351,120
CHILE — 0.13%
Empresas Aquachile SAa	37,802	19,987
Empresas Iansa SA	373,085	14,042
Multiexport Foods SAa	80,069	13,756

		47,785
CHINA — 1.06%
Asian Citrus Holdings Ltd.	87,000	21,074
Century Sunshine Group Holdings Ltd.	145,000	17,002
China Agri-Industries Holdings Ltd.[b]	233,200	100,058
China BlueChemical Ltd. Class H	174,000	101,561
China Modern Dairy Holdings Ltd.[a,b]	185,000	90,819
First Tractor Co. Ltd. Class Hb	58,000	36,768
Sinofert Holdings Ltd.[b]	232,000	35,274

		402,556
DENMARK — 0.27%
Auriga Industries A/S Class Ba	1,740	55,712
United International Enterprises Ltd.	232	46,159

		101,871
FINLAND — 0.04%
HKScan OYJ Class A	2,465	13,652

		13,652
FRANCE — 0.27%
Naturex	493	43,789

Security	Shares	Value

Vilmorin & Cie SA	435	$59,582

		103,371
GERMANY — 2.41%
K+S AG Registered[b]	17,719	599,456
KWS Saat AG	232	85,490
Suedzucker AG	8,323	231,631

		916,577
INDONESIA — 1.53%
PT Astra Agro Lestari Tbk	40,600	89,181
PT BW Plantation Tbk	193,700	22,775
PT Charoen Pokphand Indonesia Tbk	756,900	276,120
PT Japfa Comfeed Indonesia Tbk	501,700	68,930
PT Malindo Feedmill Tbk	77,700	24,095
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	324,800	57,915
PT Salim Ivomas Pratama Tbk	406,000	28,503
PT Sampoerna Agro Tbk	86,400	13,955

		581,474
ISRAEL — 1.37%
Israel Chemicals Ltd.	44,399	375,535
Israel Corp. Ltd. (The)[a]	272	144,354

		519,889
ITALY — 0.03%
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	203	10,430

		10,430
JAPAN — 5.60%
Hokuto Corp.	4,000	77,010
Iseki & Co. Ltd.	29,000	81,262
Kubota Corp.	108,000	1,505,746
Maruha Nichiro Holdings Inc.	58,000	99,446
Mitsui Sugar Co. Ltd.	11,000	45,804
Nippon Beet Sugar Manufacturing Co. Ltd.	11,000	21,232
Nippon Meat Packers Inc.	14,000	223,857
Sakata Seed Corp.	5,800	75,807

		2,130,164
MALAYSIA — 3.13%
Felda Global Ventures Holdings Bhd	127,600	179,142
Genting Plantations Bhd	23,300	74,668
IOI Corp. Bhd	290,000	408,027
Kim Loong Resources Bhd	11,600	9,417
Kuala Lumpur Kepong Bhd	49,300	360,816
QL Resources Bhd	49,010	47,118

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2014

Security	Shares	Value

Rimbunan Sawit Bhd	64,900	$15,846
Sarawak Oil Palms Bhd	14,500	26,464
TDM Bhd	60,200	17,179
TH Plantations Bhd	31,900	18,012
TSH Resources Bhd	34,800	32,182

		1,188,871
NETHERLANDS — 0.85%
Nutreco NV	7,105	323,684

		323,684
NORWAY — 3.42%
Austevoll Seafood ASA	9,338	55,489
Bakkafrost P/F	3,915	58,486
Cermaq ASA[b]	4,234	46,821
Leroey Seafood Group ASA	2,001	62,458
Marine Harvest ASA	28,942	320,531
Yara International ASA	18,589	755,227

		1,299,012
POLAND — 0.36%
Grupa Azoty SA	4,205	80,049
Kernel Holding SAa	5,336	56,708

		136,757
RUSSIA — 1.70%
Acron JSC	843	26,977
Uralkali OJSC	135,430	619,193

		646,170
SINGAPORE — 2.68%
Bumitama Agri Ltd.[b]	40,000	30,789
First Resources Ltd.[b]	58,000	101,192
GMG Global Ltd.[b]	377,000	26,786
Golden Agri-Resources Ltd.	725,000	317,656
Indofood Agri Resources Ltd.	58,000	39,836
Wilmar International Ltd.	185,000	503,868

		1,020,127
SOUTH AFRICA — 0.52%
Astral Foods Ltd.	3,712	28,682
Illovo Sugar Ltd.	23,635	57,207
Tongaat Hulett Ltd.	11,078	112,928

		198,817
SOUTH KOREA — 0.33%
Dongwon Industries Co. Ltd.	145	45,843
Harim Co. Ltd.[a,b]	3,230	16,339
Namhae Chemical Corp.	2,900	22,820
Nong Woo Bio Co. Ltd.	667	14,340
Silla Co. Ltd.	690	16,191

Security	Shares	Value

TS Corp.	400	$10,136

		125,669
SPAIN — 0.00%
Pescanova SAc	414	—

		—
SWITZERLAND — 9.11%
Syngenta AG Registered	9,541	3,466,303

		3,466,303
TAIWAN — 0.56%
Sesoda Corp.	11,550	12,046
Sinon Corp.	58,000	31,586
Taiwan Fertilizer Co. Ltd.	69,000	148,030
Taiyen Biotech Co. Ltd.	23,014	21,762

		213,424
THAILAND — 0.74%
Charoen Pokphand Foods PCL	5,800	4,844
Charoen Pokphand Foods PCL NVDR	273,700	228,608
GFPT PCL NVDR	56,200	23,600
Khon Kaen Sugar Industry PCL NVDR	62,000	24,895

		281,947
TURKEY — 0.06%
Bagfas Bandirma Gubre Fabrikalari AS	667	9,890
Gubre Fabrikalari TAS[a]	9,048	14,154

		24,044
UNITED STATES — 49.58%
AGCO Corp.	9,976	523,540
Alico Inc.	406	15,412
American Vanguard Corp.	2,523	56,137
Archer-Daniels-Midland Co.	67,251	2,730,391
Bunge Ltd.	14,935	1,188,975
Cal-Maine Foods Inc.	1,450	76,226
CF Industries Holdings Inc.	5,887	1,477,048
Darling International Inc.[a]	16,211	327,138
Deere & Co.	37,120	3,189,722
Fresh Del Monte Produce Inc.	3,799	100,522
Ingredion Inc.	7,830	515,527
Intrepid Potash Inc.[a]	5,974	88,475
Lindsay Corp.	1,363	115,664
Monsanto Co.	53,766	5,915,335
Mosaic Co. (The)	30,450	1,487,787
Pilgrim’s Pride Corp.[a]	6,786	118,959
Sanderson Farms Inc.	2,146	164,899
Scotts Miracle-Gro Co. (The) Class A	4,872	278,240
Titan International Inc.	5,075	96,222

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2014

Security	Shares	Value

Toro Co. (The)	5,887	$389,896

		18,856,115

TOTAL COMMON STOCKS
(Cost: $38,908,351)		37,396,103

INVESTMENT COMPANIES — 0.63%

INDIA — 0.63%
iShares India 50 ETF[d]	10,393	239,871

		239,871

TOTAL INVESTMENT COMPANIES
(Cost: $246,818)		239,871

PREFERRED STOCKS — 0.80%

CHILE — 0.80%
Sociedad Quimica y Minera de Chile SA Series B	9,947	303,907

		303,907

TOTAL PREFERRED STOCKS
(Cost: $273,980)		303,907

RIGHTS — 0.01%

MALAYSIA — 0.01%
QL Resources Bhd[a]	7,540	3,107

		3,107

TOTAL RIGHTS
(Cost: $0)		3,107

SHORT-TERM INVESTMENTS — 2.72%

MONEY MARKET FUNDS — 2.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	953,365	953,365
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	49,980	49,980
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	32,595	32,595

		1,035,940

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,035,940)		1,035,940

Value

TOTAL INVESTMENTS IN SECURITIES — 102.50%
(Cost: $40,465,089)	$38,978,928
Other Assets, Less Liabilities — (2.50)%	(949,762)

NET ASSETS — 100.00%	$38,029,166

NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 98.34%

AUSTRALIA — 1.66%
Aurora Oil and Gas Ltd.[a]	1,100	$4,115
AWE Ltd.[a]	938	1,196
Beach Energy Ltd.	2,211	3,245
Buru Energy Ltd.[a]	324	423
Caltex Australia Ltd.	324	6,083
Drillsearch Energy Ltd.[a]	812	1,163
Karoon Gas Australia Ltd.[a]	264	737
Roc Oil Co. Ltd.[a]	1,350	574
Santos Ltd.	1,830	22,336
Senex Energy Ltd.[a]	1,285	891
Whitehaven Coal Ltd.[a]	1,360	2,294
Woodside Petroleum Ltd.	1,230	41,770

		84,827
AUSTRIA — 0.26%
OMV AG	296	13,479

		13,479
BRAZIL — 0.70%
Petroleo Brasileiro SA	5,400	30,028
QGEP Participacoes SA	1,600	5,685

		35,713
CANADA — 9.91%
Advantage Oil & Gas Ltd.[a]	272	1,118
ARC Resources Ltd.	586	15,813
Athabasca Oil Corp.[a]	600	4,634
Bankers Petroleum Ltd.[a]	422	1,876
Baytex Energy Corp.	248	9,044
Bellatrix Exploration Ltd.[a]	456	3,481
Birchcliff Energy Ltd.[a]	158	1,443
BlackPearl Resources Inc.[a]	502	1,197
Bonavista Energy Corp.	312	4,490
Bonterra Energy Corp.	56	2,759
Cameco Corp.	718	17,390
Canacol Energy Ltd.[a]	160	1,022
Canadian Natural Resources Ltd.	2,026	74,162
Canadian Oil Sands Ltd.	882	16,820
Cenovus Energy Inc.	1,514	40,088
Crescent Point Energy Corp.	722	25,346
Crew Energy Inc.[a]	354	2,549
DeeThree Exploration Ltd.[a]	168	1,364
Denison Mines Corp.[a]	538	885
Encana Corp.	1,348	25,573
Enerplus Corp.	420	8,321

Security	Shares	Value

Husky Energy Inc.	660	$20,075
Imperial Oil Ltd.	552	24,844
Ithaca Energy Inc.[a]	538	1,336
Legacy Oil & Gas Inc. Class Aa	226	1,276
Long Run Exploration Ltd.	228	1,042
MEG Energy Corp.[a]	308	9,494
NuVista Energy Ltd.[a]	156	1,309
Pacific Rubiales Energy Corp.	610	8,404
Paramount Resources Ltd. Class Aa	88	3,601
Parex Resources Inc.[a]	200	1,572
Pengrowth Energy Corp.	1,125	7,582
Penn West Petroleum Ltd.	900	7,382
Peyto Exploration & Development Corp.	250	8,153
Suncor Energy Inc.	2,876	94,910
Surge Energy Inc.	200	1,066
Tag Oil Ltd.[a]	200	537
Talisman Energy Inc.	1,932	19,897
Tourmaline Oil Corp.[a]	302	13,835
TransGlobe Energy Corp.[a]	116	861
Trilogy Energy Corp.	178	4,517
Twin Butte Energy Ltd.	600	1,257
Vermilion Energy Inc.	190	10,728
Whitecap Resources Inc.	318	3,450

		506,503
CHINA — 2.73%
China Coal Energy Co. Class H	6,000	3,069
China Shenhua Energy Co. Ltd. Class H	7,000	19,031
CNOOC Ltd.	34,000	55,724
Hidili Industry International Development Ltd.[a,b]	12,000	1,500
Kunlun Energy Co. Ltd.	8,000	14,287
MIE Holdings Corp.	4,000	763
PetroChina Co. Ltd. Class H	40,000	42,159
Yanzhou Coal Mining Co. Ltd. Class Hb	4,000	2,871

		139,404
COLOMBIA — 0.35%
Ecopetrol SA	10,476	17,908

		17,908
FINLAND — 0.10%
Neste Oil OYJ[b]	244	5,227

		5,227
FRANCE — 5.10%
Etablissements Maurel et Prom	148	2,338
Total SA	3,980	258,523

		260,861

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2014

Security	Shares	Value

GREECE — 0.07%
Hellenic Petroleum SA	135	$1,303
Motor Oil (Hellas) Corinth Refineries SA	176	2,307

		3,610
HONG KONG — 0.02%
Mongolia Energy Corp. Ltd.[a]	40,000	1,211

		1,211
HUNGARY — 0.12%
MOL Hungarian Oil and Gas PLC	100	5,878

		5,878
INDIA — 0.53%
Reliance Industries Ltd. SP GDR[c]	1,044	26,956

		26,956
INDONESIA — 0.24%
PT Adaro Energy Tbk	39,000	3,343
PT Bukit Asam (Persero) Tbk	2,000	1,649
PT Energi Mega Persada Tbk[a]	244,000	1,913
PT Indo Tambangraya Megah Tbk	1,000	2,240
PT Medco Energi Internasional Tbk	11,000	2,407
PT Sugih Energy Tbk[a]	23,000	911

		12,463
ISRAEL — 0.03%
Naphtha Israel Petroleum Corp. Ltd.[a]	123	847
Oil Refineries Ltd.[a]	2,911	849

		1,696
ITALY — 2.34%
Eni SpA	4,802	115,932
ERG SpA	172	2,409
Saras SpA[a]	582	1,029

		119,370
JAPAN — 1.10%
Cosmo Oil Co. Ltd.[a]	2,000	3,684
INPEX Corp.	1,600	20,222
Japan Petroleum Exploration Co. Ltd.	100	3,645
JX Holdings Inc.	4,400	22,719
Showa Shell Sekiyu K.K.	600	5,873

		56,143
MALAYSIA — 0.03%
Petron Malaysia Refining & Marketing Bhd	1,800	1,637

		1,637
NEW ZEALAND — 0.01%
New Zealand Oil & Gas Ltd.	968	643

		643

Security	Shares	Value

NORWAY — 1.22%
Det norske oljeselskap ASA[a]	94	$1,021
DNO International ASA[a]	1,152	4,728
Statoil ASA	2,146	56,740

		62,489
POLAND — 0.23%
Grupa Lotos SAa	84	1,139
Lubelski Wegiel Bogdanka SA	64	2,687
Polski Koncern Naftowy Orlen SA	558	8,073

		11,899
PORTUGAL — 0.21%
Galp Energia SGPS SA Class B	650	10,935

		10,935
RUSSIA — 2.32%
LUKOIL OAO	974	53,205
NovaTek OAO SP GDR[d]	178	22,535
Rosneft Oil Co. OJSC	2,350	15,953
Surgutneftegas OJSC	15,400	11,720
Tatneft OAO Class S	2,600	15,280

		118,693
SOUTH AFRICA — 0.09%
Exxaro Resources Ltd.	354	4,713

		4,713
SOUTH KOREA — 0.46%
S-Oil Corp.	102	6,249
SK Innovation Co. Ltd.	136	17,008

		23,257
SPAIN — 0.81%
Repsol SA	1,637	41,160

		41,160
SWEDEN — 0.16%
Lundin Petroleum ABa	394	7,916

		7,916
THAILAND — 0.47%
Bangchak Petroleum PCL NVDR	1,000	881
Banpu PCL NVDR	3,000	2,391
Esso (Thailand) PCL NVDR	6,400	1,177
IRPC PCL NVDR	29,800	3,106
PTT Exploration & Production PCL NVDR	2,631	12,419
Thai Oil PCL NVDR	2,600	4,144

		24,118
TURKEY — 0.08%
Turkiye Petrol Rafinerileri AS	228	4,022

		4,022

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2014

Security	Shares	Value

UNITED KINGDOM — 17.87%
Afren PLC[a]	1,888	$5,151
Amerisur Resources PLC[a]	1,274	1,276
Anglo Pacific Group PLC	212	714
BG Group PLC	6,310	115,105
BP PLC	35,016	295,990
Cairn Energy PLC[a]	1,010	3,365
EnQuest PLC[a]	1,766	4,324
Essar Energy PLC[a]	502	572
Faroe Petroleum PLC[a]	328	588
Gulf Keystone Petroleum Ltd.[a,b]	1,480	3,857
Hargreaves Services PLC	54	792
Heritage Oil PLC[a]	340	1,439
Ophir Energy PLC[a]	964	5,157
Premier Oil PLC	986	5,213
Rockhopper Exploration PLC[a]	482	939
Royal Dutch Shell PLC Class A	6,704	244,696
Royal Dutch Shell PLC Class B	5,031	196,194
Salamander Energy PLC[a]	485	817
SOCO International PLC[a]	434	3,453
Tullow Oil PLC	1,724	23,084
Xcite Energy Ltd.[a]	462	712

		913,438
UNITED STATES — 49.12%
Anadarko Petroleum Corp.	926	77,932
Apache Corp.	730	57,882
Approach Resources Inc.[a]	92	2,049
Bill Barrett Corp.[a]	94	2,382
Bonanza Creek Energy Inc.[a]	46	2,299
Cabot Oil & Gas Corp.	796	27,860
Carrizo Oil & Gas Inc.[a]	64	3,183
Chesapeake Energy Corp.	1,004	26,014
Chevron Corp.	3,570	411,728
Cimarex Energy Co.	154	17,819
Clayton Williams Energy Inc.[a]	12	1,164
Cloud Peak Energy Inc.[a]	176	3,414
Cobalt International Energy Inc.[a]	540	10,411
Comstock Resources Inc.	84	1,660
Concho Resources Inc.[a]	198	23,984
ConocoPhillips	2,090	138,985
CONSOL Energy Inc.	456	18,286
Contango Oil & Gas Co.[a]	44	2,086
Continental Resources Inc.[a]	82	9,801
CVR Energy Inc.	32	1,259
Delek US Holdings Inc.	64	1,777

Security	Shares	Value

Denbury Resources Inc.	728	$11,910
Devon Energy Corp.	732	47,155
Diamondback Energy Inc.[a]	61	3,924
Energen Corp.	134	10,779
Energy XXI (Bermuda) Ltd.	122	2,826
EOG Resources Inc.	504	95,468
EPL Oil & Gas Inc.[a]	82	2,468
EQT Corp.	282	28,846
EXCO Resources Inc.	295	1,540
Exxon Mobil Corp.	8,134	783,060
Forest Oil Corp.[a]	234	470
Goodrich Petroleum Corp.[a]	86	1,171
Gulfport Energy Corp.[a]	144	9,518
Halcon Resources Corp.[a]	520	1,981
Hess Corp.	576	46,097
HollyFrontier Corp.	348	15,858
Kodiak Oil & Gas Corp.[a]	564	6,661
Laredo Petroleum Inc.[a]	128	3,340
Linn Co. LLC	199	6,067
Magnum Hunter Resources Corp.[a]	322	2,702
Marathon Oil Corp.	1,304	43,684
Marathon Petroleum Corp.	604	50,736
Matador Resources Co.[a]	114	2,766
Murphy Oil Corp.	342	20,305
Newfield Exploration Co.[a]	244	6,878
Noble Energy Inc.	664	45,657
Northern Oil and Gas Inc.[a]	170	2,366
Oasis Petroleum Inc.[a]	222	9,673
Occidental Petroleum Corp.	1,500	144,780
PDC Energy Inc.[a]	68	4,225
Peabody Energy Corp.	548	9,623
Penn Virginia Corp.[a]	82	1,242
Pioneer Natural Resources Co.	264	53,111
QEP Resources Inc.	324	9,373
Range Resources Corp.	298	25,643
Resolute Energy Corp.[a]	106	988
Rex Energy Corp.[a]	66	1,254
Rosetta Resources Inc.[a]	124	5,502
Sanchez Energy Corp.[a]	94	2,800
SandRidge Energy Inc.[a]	656	4,231
SM Energy Co.	138	10,177
Solazyme Inc.[a]	76	933
Southwestern Energy Co.[a]	644	26,623
Stone Energy Corp.[a]	108	3,882
Swift Energy Co.[a]	162	1,620

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2014

Security	Shares	Value

Tesoro Corp.	256	$13,059
Ultra Petroleum Corp.[a]	286	7,196
VAALCO Energy Inc.[a]	276	1,838
Valero Energy Corp.	1,024	49,131
W&T Offshore Inc.	120	1,808
Western Refining Inc.	124	4,520
Whiting Petroleum Corp.[a]	230	15,803
WPX Energy Inc.[a]	356	6,273

		2,511,516

TOTAL COMMON STOCKS
(Cost: $4,768,794)		5,027,685

PREFERRED STOCKS — 1.12%

BRAZIL — 0.93%
Petroleo Brasileiro SA	8,200	47,705

		47,705
RUSSIA — 0.19%
Surgutneftegas OJSC	12,800	9,588

		9,588

TOTAL PREFERRED STOCKS
(Cost: $120,759)		57,293

WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	11,622	11,622
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	609	609
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	745	745

		12,976

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,976)		12,976

Value

TOTAL INVESTMENTS IN SECURITIES — 99.71%
(Cost: $4,902,529)	$5,097,954
Other Assets, Less Liabilities — 0.29%	14,699

NET ASSETS — 100.00%	$5,112,653

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

February 28, 2014

Security	Shares	Value
COMMON STOCKS — 99.92%

AUSTRALIA — 7.17%
Kingsgate Consolidated Ltd.[a]	174,408	$190,404
Medusa Mining Ltd.[b]	171,080	332,207
Newcrest Mining Ltd.	257,816	2,616,213
Northern Star Resources Ltd.	427,232	439,655
Resolute Mining Ltd.[b]	550,368	297,960
Silver Lake Resources Ltd.[b]	414,544	215,154

		4,091,593
CANADA — 62.48%
Agnico-Eagle Mines Ltd.	77,792	2,496,906
Alacer Gold Corp.	167,128	451,432
Argonaut Gold Inc.[b]	93,808	488,129
AuRico Gold Inc.	146,848	724,324
B2Gold Corp.[b]	354,640	1,025,202
Barrick Gold Corp.	519,376	10,585,051
Centerra Gold Inc.	120,328	539,163
China Gold International Resources Corp. Ltd.[b]	123,344	406,708
Eldorado Gold Corp.	301,496	2,001,893
Goldcorp Inc.	361,816	9,730,577
Kinross Gold Corp.	485,368	2,534,375
Osisko Mining Corp.[b]	229,528	1,461,830
SEMAFO Inc.	175,656	706,147
Yamana Gold Inc.	249,184	2,494,204

		35,645,941
CHINA — 0.88%
China Precious Metal Resources Holdings Co. Ltd.[a,b]	2,623,000	351,488
Lingbao Gold Co. Ltd. Class H	832,000	153,299

		504,787
PERU — 2.14%
Compania de Minas Buenaventura SA SP ADR	96,824	1,219,983

		1,219,983
SOUTH AFRICA — 10.21%
AngloGold Ashanti Ltd.	149,864	2,658,467
DRDGOLD Ltd.	477,672	177,875
Gold Fields Ltd.	364,104	1,386,691
Harmony Gold Mining Co. Ltd.	222,664	720,120
Sibanye Gold Ltd.	437,320	882,640

		5,825,793
TURKEY — 0.45%
Koza Altin Isletmeleri AS	29,848	256,470

		256,470

Security	Shares	Value
UNITED KINGDOM — 6.67%
African Barrick Gold PLC	18,304	$86,257
Centamin PLC[b]	621,920	573,235
Highland Gold Mining Ltd.	210,808	238,466
Pan African Resources PLC	1,300,624	305,151
Randgold Resources Ltd.	32,760	2,606,144

		3,809,253
UNITED STATES — 9.92%
Allied Nevada Gold Corp.[b]	71,240	372,585
Gold Resource Corp.	39,104	201,386
Newmont Mining Corp.	218,608	5,084,822

		5,658,793

TOTAL COMMON STOCKS
(Cost: $68,163,732)		57,012,613

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	272,322	272,322
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	14,278	14,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	20,396	20,396

		306,996

TOTAL SHORT-TERM INVESTMENTS
(Cost: $306,996)		306,996

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $68,470,728)		57,319,609
Other Assets, Less Liabilities — (0.46)%		(264,798)

NET ASSETS — 100.00%		$57,054,811

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 95.71%

AUSTRALIA — 19.02%
Alumina Ltd.[a]	388,173	$444,616
Aquarius Platinum Ltd.[a]	71,769	45,919
Arrium Ltd.	216,012	298,646
Atlas Iron Ltd.	139,731	126,914
BC Iron Ltd.	17,907	79,800
BHP Billiton Ltd.	503,370	17,287,908
BlueScope Steel Ltd.[a]	88,529	487,204
Cudeco Ltd.[a,b]	23,406	38,120
Fortescue Metals Group Ltd.	246,327	1,199,116
Grange Resources Ltd.	115,742	30,036
Iluka Resources Ltd.	65,988	554,473
Independence Group NL	36,237	133,922
Kagara Ltd.[a,c]	1,161	—
Lynas Corp. Ltd.[a,b]	329,235	89,858
Metals X Ltd.[a]	128,169	25,806
Mineral Deposits Ltd.[a,b]	16,356	34,688
Mirabela Nickel Ltd.[a,c]	4,350,312	39
Mount Gibson Iron Ltd.	103,212	78,967
OM Holdings Ltd.[a]	58,247	25,279
OZ Minerals Ltd.	48,222	161,818
PanAust Ltd.	80,652	127,382
Rio Tinto Ltd.	67,962	4,064,927
Sandfire Resources NLa	14,664	78,601
Sims Metal Management Ltd.[a]	26,367	230,282
Sirius Resources NLa,b	35,250	76,966
Sundance Resources Ltd.[a]	527,904	46,295
Syrah Resources Ltd.[a]	11,985	29,386
Tiger Resources Ltd.[a]	142,692	49,160
Western Areas NL	25,803	75,734
Western Desert Resources Ltd.[a]	42,018	22,748

		25,944,610
AUSTRIA — 0.58%
AMAG Austria Metall AGd	423	13,980
Voestalpine AG	17,324	781,338

		795,318
BELGIUM — 0.30%
Bekaert NV	6,486	252,485
Nyrstar NVa,b	29,027	117,866
Viohalco SAa	6,115	39,442

		409,793
BRAZIL — 2.51%
Companhia Siderurgica Nacional SA	110,900	485,662

Security	Shares	Value

MMX Mineracao e Metalicos SAa	9,400	$12,313
Paranapanema SAa	28,400	42,916
Vale SA	204,500	2,888,913

		3,429,804
CANADA — 4.52%
Capstone Mining Corp.[a]	47,376	123,260
Dominion Diamond Corp.[a]	10,011	142,892
Dundee Precious Metals Inc.[a]	16,356	80,380
First Quantum Minerals Ltd.	87,965	1,706,932
HudBay Minerals Inc.	26,912	222,210
Imperial Metals Corp.[a]	5,922	95,495
Ivanhoe Mines Ltd.[a]	54,849	89,189
Labrador Iron Ore Royalty Corp.	9,729	282,830
Lundin Mining Corp.[a]	81,479	387,908
Major Drilling Group International Inc.	12,671	101,418
Nevsun Resources Ltd.	32,461	125,803
North American Palladium Ltd.[a,b]	29,751	11,288
Sherritt International Corp.	50,880	140,650
Taseko Mines Ltd.[a]	32,853	67,371
Teck Resources Ltd. Class B	89,394	1,989,046
Thompson Creek Metals Co. Inc.[a,b]	28,745	76,865
Turquoise Hill Resources Ltd.[a,b]	136,829	522,866

		6,166,403
CHILE — 0.15%
CAP SA	13,094	205,215

		205,215
CHINA — 1.19%
Aluminum Corp. of China Ltd. Class Ha,b	526,000	188,413
China Kingstone Mining Holdings Ltd.[a,c]	309,000	—
China Metal Recycling Holdings Ltd.[a,b,c]	132,000	—
China Rare Earth Holdings Ltd.[a]	282,000	38,879
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	141,000	17,078
Chongqing Iron & Steel Co. Ltd. Class Ha	244,000	34,583
CITIC Dameng Holdings Ltd.[a]	141,000	10,537
Fosun International Ltd.	282,000	350,636
Honbridge Holdings Ltd.[a]	282,000	48,689
Huili Resources Group Ltd.[a]	282,000	69,037
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	32,774	26,875

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2014

Security	Shares	Value

Jiangxi Copper Co. Ltd. Class H	263,000	$456,121
North Mining Shares Co. Ltd.[a]	1,410,000	58,137
Shougang Concord International Enterprises Co. Ltd.[a]	846,000	41,967
Shougang Fushan Resources Group Ltd.	564,000	149,701
Tiangong International Co. Ltd.	282,000	78,121
Winsway Coking Coal Holding Ltd.[a]	564,000	30,522
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha,b	141,000	19,439

		1,618,735
FINLAND — 0.18%
Outokumpu OYJ[a,b]	158,889	93,859
Rautaruukki OYJ	12,530	146,926

		240,785
FRANCE — 2.02%
Aperam[a]	8,159	183,625
ArcelorMittal	158,202	2,505,112
Eramet	705	69,357

		2,758,094
GERMANY — 1.90%
Aurubis AG	5,358	298,450
Salzgitter AG	7,172	303,360
ThyssenKrupp AGa	72,962	1,991,245

		2,593,055
GREECE — 0.12%
Mytilineos Holdings SAa	16,443	159,426

		159,426
HONG KONG — 0.06%
CST Mining Group Ltd.[a]	3,384,000	27,469
IRC Ltd.[a]	282,000	28,705
Xiwang Special Steel Co. Ltd.	141,000	19,803

		75,977
INDIA — 0.61%
Sesa Sterlite Ltd. SP ADR	40,431	453,636
Tata Steel Ltd. SP GDR[e]	69,936	379,053

		832,689
INDONESIA — 0.15%
PT Aneka Tambang (Persero) Tbk	564,000	50,526
PT Borneo Lumbung Energi & Metal Tbk[a]	1,381,800	17,378
PT Bumi Resources Minerals Tbk[a]	2,397,000	47,903
PT Krakatau Steel (Persero) Tbk[a]	836,500	35,308
PT Timah (Persero) Tbk	385,300	53,601

		204,716

Security	Shares	Value

JAPAN — 7.56%
Asahi Holdings Inc.	12,200	$204,877
Dowa Holdings Co. Ltd.	43,000	355,156
Hitachi Metals Ltd.	31,000	461,363
JFE Holdings Inc.	70,500	1,429,824
Kobe Steel Ltd.[a]	423,000	576,074
Maruichi Steel Tube Ltd.	12,200	339,829
Mitsubishi Materials Corp.	240,000	750,110
Mitsui Mining & Smelting Co. Ltd.	122,000	319,150
Neturen Co. Ltd.	12,200	83,314
Nippon Light Metal Holdings Co. Ltd.	56,400	77,362
Nippon Steel & Sumitomo Metal Corp.	1,128,400	3,283,543
Nisshin Steel Holdings Co. Ltd.	14,100	138,424
OSAKA Titanium Technologies Co. Ltd.	12,200	183,720
Sumitomo Metal Mining Co. Ltd.	91,000	1,185,813
Toho Titanium Co. Ltd.[b]	12,200	74,229
Tokyo Steel Manufacturing Co. Ltd.[a]	14,100	71,422
TOPY Industries Ltd.	52,000	88,649
UACJ Corp.	83,386	317,809
Yamato Kogyo Co. Ltd.	12,200	366,962

		10,307,630
MALAYSIA — 0.07%
Ann Joo Resources Bhd[a]	70,500	23,238
CSC Steel Holdings Bhd	70,500	28,833
Lion Industries Corp. Bhd	98,700	20,484
Press Metal Bhd	40,400	28,359

		100,914
MEXICO — 1.66%
Grupo Mexico SAB de CV Series B	606,300	1,864,552
Grupo Simec SAB de CV Series Ba	14,100	54,923
Industrias CH SAB de CV Series Ba	28,200	172,851
Minera Frisco SAB de CV Series A1[a]	98,700	167,826

		2,260,152
NETHERLANDS — 0.03%
AMG Advanced Metallurgical Group NVa	4,653	46,348

		46,348
NORWAY — 0.77%
Norsk Hydro ASA	211,218	1,047,100

		1,047,100

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2014

Security	Shares	Value

PERU — 0.58%
Southern Copper Corp.	26,085	$795,853

		795,853
PHILIPPINES — 0.07%
Atlas Consolidated Mining & Development Corp.	141,000	49,596
Nickel Asia Corp.	98,700	39,935

		89,531
POLAND — 0.69%
Jastrzebska Spolka Weglowa SA	6,063	103,375
KGHM Polska Miedz SA	21,714	840,380

		943,755
RUSSIA — 1.36%
Mechel OAO SP ADR[a]	48,645	92,425
MMC Norilsk Nickel OJSC	8,742	1,454,740
Raspadskaya OAO[a]	28,010	19,385
Severstal OAO	35,250	292,019

		1,858,569
SINGAPORE — 0.07%
Midas Holdings Ltd.[b]	263,000	96,546

		96,546
SOUTH AFRICA — 2.10%
African Rainbow Minerals Ltd.	17,625	359,334
Anglo American Platinum Ltd.[a]	10,415	445,523
ArcelorMittal South Africa Ltd.[a]	31,302	117,203
Assore Ltd.	5,640	227,506
Impala Platinum Holdings Ltd.	84,318	894,850
Kumba Iron Ore Ltd.	13,677	567,363
Merafe Resources Ltd.[a]	251,685	24,836
Northam Platinum Ltd.[a]	47,615	187,149
Royal Bafokeng Platinum Ltd.[a]	5,640	33,603

		2,857,367
SOUTH KOREA — 3.22%
CNK International Co. Ltd.[a,b]	5,339	18,405
Dongkuk Industries Co. Ltd.	1,692	5,278
Dongkuk Steel Mill Co. Ltd.	7,050	79,581
Hyundai Hysco Co. Ltd.	1,603	64,345
Hyundai Steel Co.	11,342	722,488
KISCO Corp.	1,220	31,657
KISWIRE Ltd.	1,220	41,028
Korea Zinc Co. Ltd.	1,269	405,367
Poongsan Corp.	2,820	68,420
Poongsan Holdings Corp.	1,220	35,543
POSCO	10,293	2,738,372

Security	Shares	Value

POSCO Chemtech Co. Ltd.	282	$33,576
Posco M-Tech Co. Ltd.	3,948	21,561
SeAH Besteel Corp.	2,630	59,252
SeAH Holdings Corp.	141	13,169
SeAH Steel Corp.	404	40,684
Shine Co. Ltd.[a,b]	1,833	16,278

		4,395,004
SPAIN — 0.23%
Acerinox SA	14,805	215,930
Tubacex SA	17,343	70,423
Tubos Reunidos SA	9,870	26,310

		312,663
SWEDEN — 0.69%
Boliden AB	39,762	631,286
SSAB AB Class Ab	34,244	270,503
SSAB AB Class B	6,326	44,588

		946,377
SWITZERLAND — 0.08%
Schmolz + Bickenbach AG Registered[a]	76,563	109,525

		109,525
TAIWAN — 1.68%
China Metal Products Co. Ltd.	124,521	159,463
China Steel Corp.	1,692,287	1,435,467
Chun Yuan Steel Industrial Co. Ltd.	141,040	52,835
Chung Hung Steel Corp.[a]	141,000	37,789
Feng Hsin Iron & Steel Co. Ltd.	122,000	204,152
Gloria Material Technology Corp.	128,201	101,341
Ta Chen Stainless Pipe Co. Ltd.	141,300	64,592
Ton Yi Industrial Corp.	141,000	145,430
YC INOX Co. Ltd.	122,000	89,392

		2,290,461
THAILAND — 0.10%
G J Steel PCL NVDR[a]	18,315,900	33,685
G Steel PCL NVDR[a]	9,306,000	42,786
STP & I PCL NVDR	84,600	52,640

		129,111
TURKEY — 0.31%
Borusan Mannesmann Boru Sanayi ve TAS	6,686	16,735
Eregli Demir ve Celik Fabrikalari TAS	220,103	241,521
Izmir Demir Celik Sanayi ASa	14,739	16,240
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	22,726	22,567

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2014

Security	Shares	Value

Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	11,298	$26,075
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	96,491	50,315
Koza Anadolu Metal Madencilik Isletmeleri ASa	27,456	28,011
Park Elektrik Uretim Madencilik Sanayi ve TAS[a]	8,192	16,455

		417,919
UNITED KINGDOM — 28.83%
African Minerals Ltd.[a]	41,858	104,169
Anglo American PLC	219,255	5,625,484
Antofagasta PLC	61,758	931,992
BHP Billiton PLC	331,632	10,717,940
Evraz PLC[a]	56,682	66,541
Ferrexpo PLC	28,764	73,752
Gem Diamonds Ltd.[a]	15,369	40,952
Glencore Xstrata PLC	1,667,591	9,199,932
Hill & Smith Holdings PLC	11,562	108,022
Kazakhmys PLC[b]	45,966	235,256
London Mining PLC[a]	24,515	36,975
Lonmin PLC[a]	68,385	345,414
Petra Diamonds Ltd.[a]	48,081	127,472
Rio Tinto PLC	199,797	11,493,035
Vedanta Resources PLC	15,792	223,630

		39,330,566
UNITED STATES — 12.30%
A.M. Castle & Co.[a]	3,506	51,258
AK Steel Holding Corp.[a]	22,983	142,724
Alcoa Inc.	167,207	1,963,010
Allegheny Technologies Inc.	17,343	551,161
AMCOL International Corp.	3,102	137,667
Carpenter Technology Corp.	7,755	458,708
Century Aluminum Co.[a]	9,428	111,627
Cliffs Natural Resources Inc.	24,515	491,035
Commercial Metals Co.	17,343	335,587
Compass Minerals International Inc.	4,794	409,168
Freeport-McMoRan Copper & Gold Inc.	162,714	5,307,731
Globe Specialty Metals Inc.	9,588	190,514
Haynes International Inc.	1,955	96,831
Horsehead Holding Corp.[a]	7,614	135,301
Kaiser Aluminum Corp.	2,256	159,251
Materion Corp.	3,083	91,226
Molycorp Inc.[a]	28,764	150,148

Security	Shares	Value

Nucor Corp.	49,632	$2,493,512
Olympic Steel Inc.	1,833	50,426
Reliance Steel & Aluminum Co.	11,844	820,552
RTI International Metals Inc.[a]	3,807	103,436
Schnitzer Steel Industries Inc. Class A	4,653	118,047
Steel Dynamics Inc.	35,250	614,760
Stillwater Mining Co.[a]	17,465	236,476
SunCoke Energy Inc.[a]	10,152	226,187
United States Steel Corp.	23,265	563,478
Universal Stainless & Alloy Products Inc.[a]	1,410	46,572
US Silica Holdings Inc.	8,460	277,488
Walter Energy Inc.	10,434	112,583
Worthington Industries Inc.	8,178	325,975

		16,772,439

TOTAL COMMON STOCKS
(Cost: $127,362,224)		130,542,450

PREFERRED STOCKS — 4.13%

BRAZIL — 4.13%
Bradespar SA	40,400	368,546
Companhia de Ferro Ligas da Bahia-Ferbasa	12,200	63,141
Gerdau SA	141,000	871,593
Metalurgica Gerdau SA	42,300	324,312
Usinas Siderurgicas de Minas Gerais SA Class A	54,500	227,939
Vale SA Class A	303,100	3,774,477

		5,630,008
RUSSIA — 0.00%
Mechel OAO SP ADR	5,640	3,830

		3,830

TOTAL PREFERRED STOCKS
(Cost: $6,974,106)		5,633,838

SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	1,745,645	1,745,645
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]	91,515	91,515

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	89,829	$89,829

		1,926,989

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,926,989)		1,926,989

TOTAL INVESTMENTS IN SECURITIES — 101.25%
(Cost: $136,263,319)		138,103,277
Other Assets, Less Liabilities — (1.25)%		(1,700,259)

NET ASSETS — 100.00%		$136,403,018

NVDR  —  Non-Voting Depositary Receipts

SP ADR   —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AUSTRALIA — 0.23%
Alcyone Resources Ltd.[a]	26,593,384	$23,797

		23,797
CANADA — 58.31%
Alexco Resource Corp.[a,b]	50,808	95,470
AuRico Gold Inc.	91,936	453,472
Endeavour Silver Corp.[a]	44,032	226,335
Excellon Resources Inc.[a]	60,776	86,199
First Majestic Silver Corp.[a,b]	38,648	425,950
Fortuna Silver Mines Inc.[a]	55,136	237,589
Great Panther Silver Ltd.[a]	94,464	111,792
MAG Silver Corp.[a,b]	24,080	197,304
Mandalay Resources Corp.	122,856	104,327
Pan American Silver Corp.	33,648	474,802
Scorpio Mining Corp.[a]	239,728	80,129
Silver Standard Resources Inc.[a]	32,544	335,451
Silver Wheaton Corp.	94,992	2,424,250
Silvercorp Metals Inc.	76,696	198,158
Tahoe Resources Inc.[a]	22,168	520,281
US Silver & Gold Inc.[a]	134,904	71,903
Wildcat Silver Corp.[a]	143,792	76,640

		6,120,052
HONG KONG — 2.76%
G-Resources Group Ltd.[a]	9,624,000	290,169

		290,169
MEXICO — 8.92%
Industrias Penoles SAB de CV	38,520	936,079

		936,079
PERU — 5.80%
Compania de Minas Buenaventura SA SP ADR	48,280	608,328

		608,328
UNITED KINGDOM — 11.61%
Arian Silver Corp.[a,b]	96,048	83,701
Fresnillo PLC	48,872	779,299
Hochschild Mining PLC	79,520	266,194
Patagonia Gold PLC[a]	537,592	88,966

		1,218,160
UNITED STATES — 12.28%
Coeur Mining Inc.[a]	35,744	393,184
Golden Minerals Co.[a]	67,768	71,834

Security	Shares	Value

Hecla Mining Co.	129,344	$437,183
McEwen Mining Inc.[a]	93,824	273,028
Paramount Gold and Silver Corp.[a]	84,280	113,778

		1,289,007

TOTAL COMMON STOCKS
(Cost: $10,933,553)		10,485,592

SHORT-TERM INVESTMENTS — 2.01%

MONEY MARKET FUNDS — 2.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	200,195	200,195
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	10,495	10,495
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	251	251

		210,941

TOTAL SHORT-TERM INVESTMENTS
(Cost: $210,941)		210,941

TOTAL INVESTMENTS IN SECURITIES — 101.92%
(Cost: $11,144,494)		10,696,533
Other Assets, Less Liabilities — (1.92)%		(201,173)

NET ASSETS — 100.00%		$10,495,360

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$39,182,331	$4,889,553	$68,163,732
Affiliated (Note 2)	1,282,758	12,976	306,996

Total cost of investments	$40,465,089	$4,902,529	$68,470,728

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$37,703,117	$5,084,978	$57,012,613
Affiliated (Note 2)	1,275,811	12,976	306,996

Total fair value of investments	38,978,928	5,097,954	57,319,609
Foreign currency, at value[b]	32,912	5,787	19,956
Receivables:
Investment securities sold	1,097,389	—	493,676
Dividends and interest	49,869	22,625	29,460

Total Assets	40,159,098	5,126,366	57,862,701

LIABILITIES
Payables:
Investment securities purchased	1,115,591	—	505,107
Collateral for securities on loan (Note 1)	1,003,345	12,231	286,600
Investment advisory fees (Note 2)	10,996	1,482	16,183

Total Liabilities	2,129,932	13,713	807,890

NET ASSETS	$38,029,166	$5,112,653	$57,054,811

Net assets consist of:
Paid-in capital	$39,249,417	$5,040,238	$76,338,403
Undistributed net investment income	127,195	17,201	33,054
Undistributed net realized gain (accumulated net realized loss)	136,966	(140,262)	(8,165,755)
Net unrealized appreciation (depreciation)	(1,484,412)	195,476	(11,150,891)

NET ASSETS	$38,029,166	$5,112,653	$57,054,811

Shares outstanding[c]	1,450,000	200,000	5,200,000

Net asset value per share	$26.23	$25.56	$10.97

[a]	Securities on loan with values of $923,198, $11,368 and $263,842, respectively. See Note 1.
[b]	Cost of foreign currency: $32,454, $5,733 and $19,691, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2014

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$134,336,330	$10,933,553
Affiliated (Note 2)	1,926,989	210,941

Total cost of investments	$136,263,319	$11,144,494

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$136,176,288	$10,485,592
Affiliated (Note 2)	1,926,989	210,941

Total fair value of investments	138,103,277	10,696,533
Foreign currency, at value[b]	53,919	6,574
Receivables:
Investment securities sold	—	361,819
Dividends and interest	123,552	5,059

Total Assets	138,280,748	11,069,985

LIABILITIES
Payables:
Investment securities purchased	—	360,919
Collateral for securities on loan (Note 1)	1,837,160	210,690
Investment advisory fees (Note 2)	40,570	3,016

Total Liabilities	1,877,730	574,625

NET ASSETS	$136,403,018	$10,495,360

Net assets consist of:
Paid-in capital	$132,013,936	$11,761,991
Distributions in excess of net investment income	(342,875)	(63,041)
Undistributed net realized gain (accumulated net realized loss)	2,891,827	(755,598)
Net unrealized appreciation (depreciation)	1,840,130	(447,992)

NET ASSETS	$136,403,018	$10,495,360

Shares outstanding[c]	7,050,000	800,000

Net asset value per share	$19.35	$13.12

[a]	Securities on loan with values of $1,723,472 and $199,451, respectively. See Note 1.
[b]	Cost of foreign currency: $53,069 and $6,610, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$454,482	$64,750	$264,170
Dividends — affiliated (Note 2)	1,113	—	—
Interest — affiliated (Note 2)	7	1	5
Securities lending income — affiliated (Note 2)	5,199	140	9,117

Total investment income	460,801	64,891	273,292

EXPENSES
Investment advisory fees (Note 2)	78,690	9,760	78,413

Total expenses	78,690	9,760	78,413
Less investment advisory fees waived (Note 2)	(1,289)	—	—

Net expenses	77,401	9,760	78,413

Net investment income	383,400	55,131	194,879

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(484,368)	(90,370)	(4,032,577)
Investments — affiliated (Note 2)	(3,608)	—	—
In-kind redemptions — unaffiliated	790,947	—	—
In-kind redemptions — affiliated (Note 2)	583	—	—
Foreign currency transactions	(3,193)	321	(141)

Net realized gain (loss)	300,361	(90,049)	(4,032,718)

Net change in unrealized appreciation/depreciation on:
Investments	1,893,655	395,625	4,521,981
Translation of assets and liabilities in foreign currencies	2,259	260	909

Net change in unrealized appreciation/depreciation	1,895,914	395,885	4,522,890

Net realized and unrealized gain	2,196,275	305,836	490,172

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,579,675	$360,967	$685,051

[a]	Net of foreign withholding tax of $32,560, $3,997 and $31,032, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2014

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,068,075	$43,816
Interest — affiliated (Note 2)	26	1
Securities lending income — affiliated (Note 2)	33,713	1,770

Total investment income	2,101,814	45,587

EXPENSES
Investment advisory fees (Note 2)	343,231	14,353

Total expenses	343,231	14,353

Net investment income	1,758,583	31,234

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,602,881)	(451,120)
In-kind redemptions — unaffiliated	10,731,513	—
Foreign currency transactions	(14,278)	475

Net realized gain (loss)	6,114,354	(450,645)

Net change in unrealized appreciation/depreciation on:
Investments	16,613,369	614,515
Translation of assets and liabilities in foreign currencies	6,426	(210)

Net change in unrealized appreciation/depreciation	16,619,795	614,305

Net realized and unrealized gain	22,734,149	163,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,492,732	$194,894

[a]	Net of foreign withholding tax of $118,400 and $3,779, respectively.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$383,400	$391,116	$55,131	$125,538
Net realized gain (loss)	300,361	(138,365)	(90,049)	(25,626)
Net change in unrealized appreciation/depreciation	1,895,914	(3,296,695)	395,885	135,914

Net increase (decrease) in net assets resulting from operations	2,579,675	(3,043,944)	360,967	235,826

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(372,944)	(289,367)	(59,652)	(125,608)

Total distributions to shareholders	(372,944)	(289,367)	(59,652)	(125,608)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,267,408	29,084,665	—	—
Cost of shares redeemed	(5,160,937)	—	—	—

Net increase in net assets from capital share transactions	106,471	29,084,665	—	—

INCREASE IN NET ASSETS	2,313,202	25,751,354	301,315	110,218

NET ASSETS
Beginning of period	35,715,964	9,964,610	4,811,338	4,701,120

End of period	$38,029,166	$35,715,964	$5,112,653	$4,811,338

Undistributed net investment income included in net assets at end of period	$127,195	$116,739	$17,201	$21,722

SHARES ISSUED AND REDEEMED
Shares sold	200,000	1,050,000	—	—
Shares redeemed	(200,000)	—	—	—

Net increase in shares outstanding	—	1,050,000	—	—

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$194,879	$443,449	$1,758,583	$5,685,352
Net realized gain (loss)	(4,032,718)	(3,263,008)	6,114,354	2,266,989
Net change in unrealized appreciation/depreciation	4,522,890	(11,579,719)	16,619,795	(14,102,532)

Net increase (decrease) in net assets resulting from operations	685,051	(14,399,278)	24,492,732	(6,150,191)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(210,580)	(426,169)	(3,199,452)	(4,641,648)

Total distributions to shareholders	(210,580)	(426,169)	(3,199,452)	(4,641,648)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,295,321	33,445,251	11,921,973	172,833,069
Cost of shares redeemed	—	(12,419,198)	(119,620,295)	(62,756,852)

Net increase (decrease) in net assets from capital share transactions	18,295,321	21,026,053	(107,698,322)	110,076,217

INCREASE (DECREASE) IN NET ASSETS	18,769,792	6,200,606	(86,405,042)	99,284,378

NET ASSETS
Beginning of period	38,285,019	32,084,413	222,808,060	123,523,682

End of period	$57,054,811	$38,285,019	$136,403,018	$222,808,060

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$33,054	$48,755	$(342,875)	$1,097,994

SHARES ISSUED AND REDEEMED
Shares sold	1,900,000	2,450,000	600,000	8,950,000
Shares redeemed	—	(750,000)	(5,850,000)	(3,150,000)

Net increase (decrease) in shares outstanding	1,900,000	1,700,000	(5,250,000)	5,800,000

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Silver Miners ETF
	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,234	$32,646
Net realized loss	(450,645)	(219,152)
Net change in unrealized appreciation/depreciation	614,305	(720,832)

Net increase (decrease) in net assets resulting from operations	194,894	(907,338)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,359)	(44,671)

Total distributions to shareholders	(87,359)	(44,671)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,428,923	5,816,496

Net increase in net assets from capital share transactions	3,428,923	5,816,496

INCREASE IN NET ASSETS	3,536,458	4,864,487

NET ASSETS
Beginning of period	6,958,902	2,094,415

End of period	$10,495,360	$6,958,902

Distributions in excess of net investment income included in net assets at end of period	$(63,041)	$(6,916)

SHARES ISSUED
Shares sold	300,000	400,000

Net increase in shares outstanding	300,000	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Agriculture Producers ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.63	$24.91	$24.88

Income from investment operations:
Net investment income[b]	0.25	0.50	0.28
Net realized and unrealized gain (loss)[c]	1.58	(0.46)	(0.05)

Total from investment operations	1.83	0.04	0.23

Less distributions from:
Net investment income	(0.23)	(0.32)	(0.20)

Total distributions	(0.23)	(0.32)	(0.20)

Net asset value, end of period	$26.23	$24.63	$24.91

Total return	7.43%[d]	0.10%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,029	$35,716	$9,965
Ratio of expenses to average net assets[e]	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.90%	1.87%	1.93%
Portfolio turnover rate[f]	8%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 8%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Energy Producers ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.06	$23.51	$24.79

Income from investment operations:
Net investment income[b]	0.28	0.63	0.43
Net realized and unrealized gain (loss)[c]	1.52	0.55	(1.39)

Total from investment operations	1.80	1.18	(0.96)

Less distributions from:
Net investment income	(0.30)	(0.63)	(0.32)

Total distributions	(0.30)	(0.63)	(0.32)

Net asset value, end of period	$25.56	$24.06	$23.51

Total return	7.49%[d]	5.10%	(3.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,113	$4,811	$4,701
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	2.20%	2.61%	3.16%
Portfolio turnover rate[f]	6%	6%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 6%, 6% and 5%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Gold Miners ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$11.60	$20.05	$25.00

Income from investment operations:
Net investment income[b]	0.05	0.21	0.15
Net realized and unrealized gain (loss)[c]	(0.63)	(8.47)	(5.02)

Total from investment operations	(0.58)	(8.26)	(4.87)

Less distributions from:
Net investment income	(0.05)	(0.19)	(0.08)

Total distributions	(0.05)	(0.19)	(0.08)

Net asset value, end of period	$10.97	$11.60	$20.05

Total return	(4.91)%[d]	(41.28)%	(19.45)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$57,055	$38,285	$32,084
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	0.97%	1.37%	1.25%
Portfolio turnover rate[f]	7%	19%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Metals & Mining Producers ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$18.11	$19.00	$24.76

Income from investment operations:
Net investment income[b]	0.19	0.50	0.37
Net realized and unrealized gain (loss)[c]	1.50	(1.00)	(6.00)

Total from investment operations	1.69	(0.50)	(5.63)

Less distributions from:
Net investment income	(0.45)	(0.39)	(0.13)

Total distributions	(0.45)	(0.39)	(0.13)

Net asset value, end of period	$19.35	$18.11	$19.00

Total return	9.42%[d]	(2.68)%	(22.76)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$136,403	$222,808	$123,524
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	2.00%	2.51%	2.98%
Portfolio turnover rate[f]	12%	11%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014, the year ended August 31, 2013 and the period ended August 31, 2012 were 11%, 7% and 1%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Global Silver Miners ETF

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$13.92	$20.94	$24.87

Income from investment operations:
Net investment income[b]	0.05	0.16	0.11
Net realized and unrealized gain (loss)[c]	(0.73)	(6.90)	(3.90)

Total from investment operations	(0.68)	(6.74)	(3.79)

Less distributions from:
Net investment income	(0.12)	(0.28)	(0.14)

Total distributions	(0.12)	(0.28)	(0.14)

Net asset value, end of period	$13.12	$13.92	$20.94

Total return	(4.59)%[d]	(32.49)%	(15.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,495	$6,959	$2,094
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	0.85%	1.03%	0.86%
Portfolio turnover rate[f]	8%	13%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver Miners	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Funds to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
MSCI Global Agriculture Producers
Assets:
Common Stocks	$37,396,103	$—		$0	[a]	$37,396,103
Investment Companies	239,871	—		—		239,871
Preferred Stocks	303,907	—		—		303,907
Rights	—	3,107		—		3,107
Money Market Funds	1,035,940	—		—		1,035,940

	$38,975,821	$3,107		$0	[a]	$38,978,928

MSCI Global Energy Producers
Assets:
Common Stocks	$5,027,685	$—		$—		$5,027,685
Preferred Stocks	57,293	—		—		57,293
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	12,976	—		—		12,976

	$5,097,954	$0	[a]	$—		$5,097,954

MSCI Global Gold Miners
Assets:
Common Stocks	$57,012,613	$—		$—		$57,012,613
Money Market Funds	306,996	—		—		306,996

	$57,319,609	$—		$—		$57,319,609

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Global Metals & Mining Producers
Assets:
Common Stocks	$130,502,969	$39,442	$39	$130,542,450
Preferred Stocks	5,633,838	—	—	5,633,838
Money Market Funds	1,926,989	—	—	1,926,989

	$138,063,796	$39,442	$39	$138,103,277

MSCI Global Silver Miners
Assets:
Common Stocks	$10,485,592	$—	$—	$10,485,592
Money Market Funds	210,941	—	—	210,941

	$10,696,533	$—	$—	$10,696,533

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI Global Agriculture Producers	$923,198
MSCI Global Energy Producers	11,368
MSCI Global Gold Miners	263,842
MSCI Global Metals & Mining Producers	1,723,472
MSCI Global Silver Miners	199,451

As of February 28, 2014, the value of the related collateral, as disclosed in the Funds’ schedules of investments, exceeded the market value of the securities on loan.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other iShares funds. The iShares MSCI Global Metals & Mining Producers ETF did not hold any iShares funds during the six months ended February 28, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Global Agriculture Producers	$2,611
MSCI Global Energy Producers	67
MSCI Global Gold Miners	4,623
MSCI Global Metals & Mining Producers	16,599
MSCI Global Silver Miners	895

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI Global Agriculture Producers
iShares India 50 ETF	12,191	1,680	(3,478)	10,393	$239,871	$1,113	$(3,025)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$3,279,946	$3,214,121
MSCI Global Energy Producers	319,276	318,543
MSCI Global Gold Miners	3,091,050	3,062,872
MSCI Global Metals & Mining Producers	22,089,202	40,376,511
MSCI Global Silver Miners	617,364	661,511

In-kind transactions (see Note 4) for the six months ended February 28, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Agriculture Producers	$4,883,483	$4,799,069
MSCI Global Gold Miners	18,264,470	—
MSCI Global Metals & Mining Producers	9,909,083	99,794,832
MSCI Global Silver Miners	3,424,941	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Global Agriculture Producers	$18,538
MSCI Global Gold Miners	319,826
MSCI Global Metals & Mining Producers	115,703
MSCI Global Silver Miners	83,082

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Agriculture Producers	$40,540,589	$1,728,839	$(3,290,500)	$(1,561,661)
MSCI Global Energy Producers	4,912,435	560,269	(374,750)	185,519
MSCI Global Gold Miners	70,753,892	1,823,715	(15,257,998)	(13,434,283)
MSCI Global Metals & Mining Producers	138,070,275	11,176,132	(11,143,130)	33,002
MSCI Global Silver Miners	11,391,978	648,557	(1,344,002)	(695,445)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Global Agriculture Producers	$0.161025	$—	$0.072065	$0.233090	69%	—%	31%	100%
MSCI Global Energy Producers	0.289725	—	0.008535	0.298260	97	—	3	100
MSCI Global Gold Miners	0.047322	—	0.001650	0.048972	97	—	3	100
MSCI Global Metals & Mining Producers	0.393917	—	0.059906	0.453823	87	—	13	100
MSCI Global Silver Miners	0.093748	—	0.031051	0.124799	75	—	25	100

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EMERGING MARKETS ETF

Performance as of February 28, 2014

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equties, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 5.28%, net of fees, while the total return for the Index was 5.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.40)%	(5.86)%	(5.45)%	(5.40)%	(5.86)%	(5.45)%
Since Inception	(0.56)%	(0.96)%	(0.58)%	(0.77)%	(1.31)%	(0.80)%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.80	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Financials	25.25%
Information Technology	17.16
Consumer Discretionary	10.52
Energy	9.74
Materials	9.68
Consumer Staples	8.14
Industrials	7.54
Telecommunication Services	6.31
Utilities	3.37
Health Care	2.29

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/14

Country	Percentage of Total Investments*

China	19.87%
South Korea	16.21
Taiwan	13.12
Brazil	9.63
South Africa	7.56
India	6.21
Russia	4.97
Mexico	4.64
Malaysia	4.09
Indonesia	2.76

TOTAL	89.06%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 94.25%

BRAZIL — 5.75%
Abril Educacao SA Units	38,000	$470,120
Aliansce Shopping Centers SA	94,900	717,437
ALL – America Latina Logistica SA	357,000	1,031,571
AMBEV SA	4,039,600	29,190,260
Anhanguera Educacional Participacoes SA	336,600	1,891,934
Arezzo Industria e Comercio SA	41,400	490,030
Autometal SA	32,000	215,753
B2W Companhia Global do Varejo[a]	67,500	672,110
Banco ABC Brasil SAa	1,601	4,797
Banco Bradesco SA	586,360	7,316,949
Banco do Brasil SA	641,100	5,680,980
Banco Santander (Brasil) SA Units	815,600	3,997,697
BB Seguridade Participacoes SA	524,800	5,234,521
BM&F Bovespa SA	1,586,300	6,838,202
BR Malls Participacoes SA	350,600	2,695,538
BR Properties SA	180,800	1,315,753
Brasil Brokers Participacoes SA	189,000	406,156
Brasil Insurance Participacoes e Administracao SA	65,000	441,310
Brazil Pharma SAa	33,000	74,165
BRF SA	574,200	10,549,942
CCR SA	745,600	5,132,384
Centrais Eletricas Brasileiras SA	239,800	513,271
CETIP SA – Mercados Organizados	168,038	1,798,352
Cielo SA	306,680	8,336,550
Companhia de Locacao das Americas	69,600	104,281
Companhia de Saneamento Basico do Estado de Sao Paulo	290,600	2,674,615
Companhia de Saneamento de Minas Gerais SA	52,200	744,118
Companhia Hering SA	119,500	1,273,780

Security	Shares	Value

Companhia Siderurgica Nacional SA	629,200	$2,755,443
Cosan SA Industria e Comercio	114,000	1,692,919
CPFL Energia SA	204,700	1,472,158
Cyrela Brazil Realty SA Empreendimentos e Participacoes	238,900	1,335,631
Duratex SA	226,990	1,056,242
EcoRodovias Infraestrutura e Logistica SA	134,000	708,433
EDP Energias do Brasil SA	210,100	803,165
Embraer SA	511,700	4,589,090
Equatorial Energia SA	150,776	1,279,918
Estacio Participacoes SA	231,600	2,191,079
Eternit SA	158,000	561,387
Even Construtora e Incorporadora SA	164,700	503,407
EZ TEC Empreendimentos e Participacoes SA	42,200	468,066
Fibria Celulose SAa	214,600	2,278,288
Fleury SA	51,000	436,644
Gafisa SA	405,300	572,556
Helbor Empreendimentos SA	127,470	375,425
Hypermarcas SA	295,400	1,837,398
Iguatemi Empresa de Shopping Centers SA	75,900	694,667
International Meal Co. Holdings SAa	48,200	311,567
Iochpe-Maxion SA	66,500	668,985
JBS SA	632,400	2,030,394
Julio Simoes Logistica SA	82,600	494,327
Kroton Educacional SA	162,200	3,034,306
Light SA	66,200	467,594
Localiza Rent A Car SA	121,235	1,617,159
Lojas Americanas SA	117,000	621,062
Lojas Renner SA	114,000	2,815,839
LPS Brasil – Consultoria de Imoveis SA	79,500	409,752
M Dias Branco SA	38,000	1,332,277
Magazine Luiza SA	92,300	278,164
Magnesita Refratarios SA	188,400	439,546
Mills Estruturas e Servicos de Engenharia SA	80,500	885,638
Minerva SAa	114,700	518,016

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

MRV Engenharia e Participacoes SA	285,600	$992,753
Multiplan Empreendimentos Imobiliarios SA	76,000	1,499,829
Multiplus SA	42,500	466,845
Natura Cosmeticos SA	152,000	2,245,514
Odontoprev SA	229,200	840,858
PDG Realty SA Empreendimentos e Participacoes[a]	1,077,700	696,630
Petroleo Brasileiro SA	2,591,000	14,408,001
Porto Seguro SA	102,000	1,418,219
Prumo Logistica SAa	864,145	340,331
Qualicorp SAa	173,800	1,580,271
Raia Drogasil SA	175,700	1,243,288
Restoque Comercio e Confeccoes de Roupas SA	131,800	352,633
Rossi Residencial SAa	285,587	209,056
Santos Brasil Participacoes SA Units	38,100	244,649
Sao Martinho SA	52,300	668,303
SLC Agricola SA	57,400	443,523
Sonae Sierra Brasil SA	42,200	282,899
Souza Cruz SA	319,100	2,778,465
Sul America SA Units	118,889	761,887
T4F Entretenimento SAa	165,300	329,043
Technos SA	45,700	281,908
Tecnisa SAa	105,200	339,558
Tegma Gestao Logistica SA	27,200	215,993
TIM Participacoes SA	720,100	3,532,682
Totvs SA	114,000	1,579,212
TPI – Triunfo Participacoes e Investimentos SA	68,300	258,172
Tractebel Energia SA	152,000	2,160,274
Transmissora Alianca de Energia Eletrica SA	83,500	644,837
Ultrapar Participacoes SA	283,800	6,335,689
UNICASA Industria de Moveis SA	112,800	224,538
Vale SA	1,147,400	16,208,990
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	49,400	623,844
Vanguarda Agro SAa	259,929	342,715

Security	Shares	Value

WEG SA	192,100	$2,515,556

		208,416,083
CHILE — 1.43%
AES Gener SA	2,141,330	1,121,334
Aguas Andinas SA Series A	2,071,278	1,269,113
Banco de Chile	22,726,537	2,901,329
Banco de Credito e Inversiones	30,294	1,657,834
Banco Santander (Chile) SA	60,394,866	3,270,029
Besalco SA	296,543	268,138
CAP SA	65,452	1,025,791
Cencosud SA	926,020	2,822,099
Colbun SA	6,915,952	1,618,191
Compania Cervecerias Unidas SA	122,466	1,386,326
Compania SudAmericana de Vapores SAa	10,074,216	488,404
CorpBanca SA	128,485,934	1,528,830
Cruz Blanca Salud SA	157,272	128,255
E.CL SA	492,518	654,448
Empresa Nacional de Electricidad SA	2,819,184	3,830,155
Empresa Nacional de Telecomunicaciones SA	99,761	1,151,868
Empresas CMPC SA	1,032,853	2,490,524
Empresas Copec SA	396,065	5,294,425
Enersis SA	16,554,433	4,746,284
Inversiones Aguas Metropolitanas SA	380,114	608,538
Inversiones La Construccion SA	31,090	412,577
LATAM Airlines Group SA	289,237	4,481,876
Masisa SA	2,038,338	100,245
Parque Arauco SA	463,083	805,863
S.A.C.I. Falabella SA	640,877	5,340,613
SalfaCorp SA	347,144	335,649
Sociedad Matriz SAAM SA	4,714,315	384,104
Sonda SA	421,060	829,434
Vina Concha y Toro SA	406,374	799,412

		51,751,688
CHINA — 19.74%
361 Degrees International Ltd.	1,618,000	416,954
AAC Technologies Holdings Inc.	611,500	2,769,500
Agile Property Holdings Ltd.	1,520,000	1,298,484

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Agricultural Bank of China Ltd. Class H	18,287,000	$7,752,073
Air China Ltd. Class H	1,438,000	937,538
Ajisen (China) Holdings Ltd.[b]	560,000	619,813
Aluminum Corp. of China Ltd. Class Ha,b	3,372,000	1,207,847
Anhui Conch Cement Co. Ltd. Class Hb	1,140,000	4,156,912
Anhui Expressway Co. Ltd. Class H	484,000	248,204
Anta Sports Products Ltd.	799,000	1,235,400
Anton Oilfield Services Group[b]	1,014,000	700,297
Anxin-China Holdings Ltd.	2,224,000	481,419
Asia Cement China Holdings Corp.[b]	583,000	407,143
Asian Citrus Holdings Ltd.	1,322,000	320,235
AviChina Industry & Technology Co. Ltd. Class H	1,776,000	1,082,390
Bank of China Ltd. Class H	64,219,000	26,974,951
Bank of Communications Co. Ltd. Class H	7,434,000	4,770,143
BBMG Corp. Class H	939,500	699,688
Beijing Capital International Airport Co. Ltd. Class H	1,602,000	1,213,722
Beijing Capital Land Ltd. Class H	1,198,000	490,867
Beijing Enterprises Holdings Ltd.	462,500	4,433,678
Beijing Enterprises Water Group Ltd.	3,006,000	2,153,492
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a,b]	279,000	419,881
Belle International Holdings Ltd.	3,895,000	4,802,849
Billion Industrial Holdings Ltd.[b]	380,500	209,345
Biostime International Holdings Ltd.	190,000	1,695,325
Bosideng International Holdings Ltd.[b]	2,734,000	489,658
Brilliance China Automotive Holdings Ltd.	2,574,000	3,920,176
BYD Co. Ltd. Class Ha,b	443,000	2,922,491

Security	Shares	Value

BYD Electronic International Co. Ltd.[a,b]	647,000	$375,976
C C Land Holdings Ltd.[b]	1,272,000	278,622
Chaowei Power Holdings Ltd.[b]	843,000	413,840
China Agri-Industries Holdings Ltd.	1,869,200	802,010
China Aoyuan Property Group Ltd.	3,066,000	596,525
China BlueChemical Ltd. Class H	1,566,000	914,049
China Cinda Asset Management Co. Ltd.	2,150,000	1,296,474
China CITIC Bank Corp. Ltd. Class H	6,761,000	3,632,675
China Coal Energy Co. Class Hb	3,335,000	1,705,948
China Communications Construction Co. Ltd. Class H	4,023,000	2,809,499
China Communications Services Corp. Ltd. Class H	1,984,000	933,070
China Construction Bank Corp. Class H	61,718,000	42,385,623
China COSCO Holdings Co. Ltd. Class Ha,b	2,274,000	978,625
China Datang Corp. Renewable Power Co. Ltd. Class H	2,297,000	458,746
China Dongxiang (Group) Co. Ltd.[b]	3,115,000	618,099
China Everbright International Ltd.	2,364,000	3,460,233
China Everbright Ltd.	760,000	1,002,751
China Gas Holdings Ltd.	1,708,000	2,680,493
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	1,251,000	928,452
China Huiyuan Juice Group Ltd.[a]	730,500	400,026
China International Marine Containers (Group) Co. Ltd. Class H	474,200	1,157,234
China Life Insurance Co. Ltd. Class H	6,488,000	18,976,504
China Lilang Ltd.	634,000	408,450

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

China Longyuan Power Group Corp. Ltd. Class H	2,326,000	$2,775,238
China Lumena New Materials Corp.[b]	2,584,000	459,464
China Medical System Holdings Ltd.[b]	888,000	1,140,743
China Mengniu Dairy Co. Ltd.	1,185,000	6,076,884
China Merchants Bank Co. Ltd. Class H	3,902,964	6,849,379
China Merchants Holdings (International) Co. Ltd.	1,152,000	4,089,344
China Merchants Land Ltd.[a]	1,330,000	265,621
China Metal Recycling Holdings Ltd.[a,b,c]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	4,395,000	4,371,754
China Mobile Ltd.	5,172,500	49,152,096
China Modern Dairy Holdings Ltd.[a,b]	1,627,000	798,715
China National Building Material Co. Ltd. Class H	2,370,000	2,259,746
China National Materials Co. Ltd. Class H	1,901,000	350,266
China New Town Development Co. Ltd.[a]	4,310,000	344,309
China Oil and Gas Group Ltd.[b]	4,060,000	721,913
China Oilfield Services Ltd. Class H	1,660,000	4,502,355
China Overseas Grand Oceans Group Ltd.	603,000	431,211
China Overseas Land & Investment Ltd.	3,800,000	10,208,670
China Pacific Insurance (Group) Co. Ltd. Class H	2,261,000	7,763,853
China Petroleum & Chemical Corp. Class H	21,762,200	19,319,752
China Power International Development Ltd.[b]	2,026,000	673,502
China Power New Energy Development Co. Ltd.[a]	5,100,000	453,418
China Precious Metal Resources Holdings Co. Ltd.[a,b]	5,458,000	731,386
China Railway Construction Corp. Ltd. Class H	1,680,000	1,394,038

Security	Shares	Value

China Railway Group Ltd. Class H	3,403,000	$1,477,649
China Rare Earth Holdings Ltd.[a,b]	2,842,000	391,821
China Resources and Transportation Group Ltd.[a]	11,900,000	628,652
China Resources Cement Holdings Ltd.	1,652,000	1,221,804
China Resources Enterprise Ltd.	1,008,000	2,837,863
China Resources Gas Group Ltd.	804,000	2,828,122
China Resources Land Ltd.	1,752,000	3,964,041
China Resources Power Holdings Co. Ltd.	1,640,000	3,959,980
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	3,621,500	713,936
China SCE Property Holdings Ltd.[b]	2,060,200	459,235
China Shanshui Cement Group Ltd.[b]	1,598,000	564,166
China Shenhua Energy Co. Ltd. Class H	2,873,000	7,810,837
China Shineway Pharmaceutical Group Ltd.[b]	440,000	682,588
China Shipping Container Lines Co. Ltd. Class Ha,b	3,245,000	802,778
China Singyes Solar Technologies Holdings Ltd.[b]	459,000	557,704
China South City Holdings Ltd.[b]	1,852,000	928,261
China State Construction International Holdings Ltd.	1,558,000	2,669,922
China Suntien Green Energy Corp. Ltd. Class Hb	1,747,000	740,574
China Taifeng Beddings Holdings Ltd.	2,040,000	339,078
China Taiping Insurance Holdings Co. Ltd.[a]	770,400	1,288,459
China Telecom Corp. Ltd. Class H	11,684,000	5,058,367
China Travel International Investment Hong Kong Ltd.	3,228,000	673,795

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	4,004,000	$5,334,505
China Vanke Co. Ltd. Class B	1,118,400	1,657,198
China Water Affairs Group Ltd.[b]	1,650,000	537,878
China Yongda Automobiles Services Holdings Ltd.[b]	226,500	207,500
China Yurun Food Group Ltd.[a,b]	1,228,000	743,662
China ZhengTong Auto Services Holdings Ltd.[a,b]	789,000	441,211
Chinasoft International Ltd.[a,b]	2,092,000	636,141
Chongqing Changan Automobile Co. Ltd.	747,500	1,492,871
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,957,000	816,987
CIMC Enric Holdings Ltd.	760,000	1,169,223
CITIC 21CN Co. Ltd.	760,000	413,243
CITIC Pacific Ltd.[b]	1,254,000	1,806,421
CITIC Resources Holdings Ltd.[a]	2,676,000	313,767
CITIC Securities Co. Ltd. Class H	900,500	1,868,053
CNOOC Ltd.	15,580,000	25,534,895
Comba Telecom Systems Holdings Ltd.[a,b]	1,072,500	359,294
Coolpad Group Ltd.	1,456,000	977,414
Cosco International Holdings Ltd.[b]	1,566,000	647,704
COSCO Pacific Ltd.	1,530,000	2,050,238
Country Garden Holdings Co. Ltd.	3,954,000	2,048,058
CPMC Holdings Ltd.	473,000	393,098
CSPC Pharmaceutical Group Ltd.	1,546,000	1,394,399
CSR Corp Ltd. Class H	1,660,000	1,249,109
Dah Chong Hong Holdings Ltd.[b]	739,000	459,908
Datang International Power Generation Co. Ltd. Class H	2,534,000	1,018,687
Dazhong Transportation Group Co. Ltd. Class B	628,100	401,984
Digital China Holdings Ltd.	668,000	663,606
Dongfeng Motor Group Co. Ltd. Class H	2,262,000	3,083,598

Security	Shares	Value

Dongyue Group Ltd.	1,149,000	$424,895
ENN Energy Holdings Ltd.	760,000	5,376,077
Evergrande Real Estate Group Ltd.[b]	5,387,000	2,297,495
Fantasia Holdings Group Co. Ltd.	2,398,500	417,208
Far East Horizon Ltd.	1,185,000	855,039
First Tractor Co. Ltd. Class Hb	576,000	365,146
Fosun International Ltd.	1,487,000	1,848,919
Franshion Properties (China) Ltd.[b]	3,280,000	1,018,522
Fufeng Group Ltd.	984,400	390,663
GCL-Poly Energy Holdings Ltd.[a,b]	7,965,000	2,996,734
Geely Automobile Holdings Ltd.[b]	4,400,000	1,655,446
Global Bio-Chem Technology Group Co. Ltd.[a]	5,562,000	351,161
Glorious Property Holdings Ltd.[a,b]	2,697,000	403,105
Golden Eagle Retail Group Ltd.	521,000	809,589
Golden Meditech Holdings Ltd.[b]	6,984,000	737,900
GOME Electrical Appliances Holdings Ltd.	8,853,000	1,482,905
Goodbaby International Holdings Ltd.	926,000	535,719
Great Wall Motor Co. Ltd. Class H	930,000	4,241,952
Greatview Aseptic Packaging Co. Ltd.[b]	687,000	375,320
Greentown China Holdings Ltd.	555,000	726,551
Guangdong Investment Ltd.	2,368,000	2,477,520
Guangdong Land Holdings Ltd.	1,546,000	290,832
Guangzhou Automobile Group Co. Ltd. Class H	2,280,000	2,115,178
Guangzhou R&F Properties Co. Ltd. Class H	777,200	1,053,484
Haier Electronics Group Co. Ltd.	718,000	2,123,179
Haitian International Holdings Ltd.	610,000	1,318,868

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Haitong Securities Co. Ltd. Class H	1,065,600	$1,422,438
Hanergy Solar Group Ltd.[a,b]	9,696,000	1,349,261
Hangzhou Steam Turbine Co. Ltd. Class B	383,500	498,581
Harbin Electric Co. Ltd. Class H	866,000	544,524
HC International Inc.[a]	368,000	858,234
Hengan International Group Co. Ltd.	629,500	6,833,531
Hengdeli Holdings Ltd.[b]	1,658,800	341,974
Hidili Industry International Development Ltd.[a,b]	2,329,000	291,086
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	420,000	672,126
Honghua Group Ltd.[b]	1,267,000	349,357
Hopson Development Holdings Ltd.[a,b]	760,000	707,997
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	2,552,160	608,358
Huabao International Holdings Ltd.[b]	1,731,000	829,697
Huaneng Power International Inc. Class H	3,134,000	2,798,413
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	1,770,000	531,384
Industrial and Commercial Bank of China Ltd. Class H	63,093,000	37,801,902
Inner Mongolia Yitai Coal Co. Ltd. Class B	880,700	1,039,226
Interchina Holdings Co. Ltd.[a,b]	8,360,000	527,815
Intime Retail Group Co. Ltd.[b]	844,500	861,796
Jiangsu Expressway Co. Ltd. Class H	1,006,000	1,280,662
Jiangsu Future Land Co. Ltd. Class B	803,600	390,550
Jiangxi Copper Co. Ltd. Class H	1,223,000	2,121,051
Ju Teng International Holdings Ltd.	742,000	565,985
Kai Yuan Holdings Ltd.[a]	23,500,000	499,610
Kaisa Group Holdings Ltd.[a,b]	1,672,000	566,593
Kingboard Chemical Holdings Co. Ltd.	560,200	1,228,520

Security	Shares	Value

Kingboard Laminates Holdings Ltd.[b]	946,500	$359,768
Kingdee International Software Group Co. Ltd.[a,b]	1,730,000	628,600
Kingsoft Corp. Ltd.[b]	526,000	1,789,242
Kunlun Energy Co. Ltd.	3,040,000	5,428,956
KWG Property Holdings Ltd.[b]	1,056,000	534,732
Lao Feng Xiang Co. Ltd. Class B	214,906	561,334
Lee & Man Paper Manufacturing Ltd.	1,387,000	829,228
Lenovo Group Ltd.	5,344,000	5,701,332
Li Ning Co. Ltd.[a,b]	977,500	751,918
Lianhua Supermarket Holdings Co. Ltd. Class H	400,000	214,919
Lijun International Pharmaceutical (Holding) Co. Ltd.	1,778,000	616,259
Longfor Properties Co. Ltd.	1,159,000	1,597,889
Lonking Holdings Ltd.[a]	2,346,000	465,509
Luthai Textile Co. Ltd. Class B	450,569	620,610
Magic Holdings International Ltd.[b]	687,000	551,473
Maoye International Holdings Ltd.	1,550,000	233,667
Microport Scientific Corp.[b]	773,000	551,784
MIE Holdings Corp.[b]	1,794,000	342,108
Minth Group Ltd.	760,000	1,521,753
MMG Ltd.[a,b]	1,548,000	263,284
NetDragon Websoft Inc.	199,500	428,250
New China Life Insurance Co. Ltd. Class Ha	579,200	1,832,144
New World China Land Ltd.	760,000	453,392
New World Department Store China Ltd.[b]	458,000	238,411
Nine Dragons Paper (Holdings) Ltd.[b]	1,407,000	1,076,862
North Mining Shares Co. Ltd.[a]	11,310,000	466,329
NVC Lighting Holdings Ltd.	1,319,000	363,696
Parkson Retail Group Ltd.[b]	1,064,000	296,125
People’s Insurance Co. Group of China Ltd. Class H	4,000,000	1,726,570
PetroChina Co. Ltd. Class H	17,962,000	18,931,608
Phoenix Satellite Television Holdings Ltd.[b]	1,284,000	469,854

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

PICC Property and Casualty Co. Ltd. Class H	3,076,000	$4,201,184
Ping An Insurance (Group) Co. of China Ltd. Class H	1,710,000	13,891,870
Poly Property Group Co. Ltd.	1,782,000	815,109
Ports Design Ltd.	684,500	455,978
Powerlong Real Estate Holdings Ltd.[b]	840,000	151,526
Real Nutriceutical Group Ltd.	1,182,000	245,201
Renhe Commercial Holdings Co. Ltd.[a]	10,660,000	535,675
REXLot Holdings Ltd.[b]	10,275,000	1,496,028
Road King Infrastructure Ltd.	400,000	352,530
Sany Heavy Equipment International Holdings Co. Ltd.[b]	1,340,000	371,213
Semiconductor Manufacturing International Corp.[a,b]	16,441,000	1,419,327
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,588,000	2,025,654
Shanghai Electric Group Co. Ltd. Class H	2,400,000	819,477
Shanghai Industrial Holdings Ltd.	440,000	1,499,539
Shanghai Industrial Urban Development Group Ltd.[a,b]	1,804,000	367,260
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	1,638,000	481,203
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	308,200	600,990
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	581,900	1,514,535
Shenzhen Expressway Co. Ltd. Class H	934,000	411,578
Shenzhen International Holdings Limited	792,250	1,033,052
Shenzhen Investment Ltd.[b]	2,208,000	739,694
Shenzhou International Group Holdings Ltd.	495,000	1,728,439
Shimao Property Holdings Ltd.	1,210,000	2,432,145

Security	Shares	Value

Shougang Concord International Enterprises Co. Ltd.[a,b]	10,026,000	$497,357
Shougang Fushan Resources Group Ltd.	2,740,000	727,273
Shui On Land Ltd.	3,276,666	903,494
Shunfeng Photovoltaic International Ltd.[a]	814,000	734,179
Sihuan Pharmaceutical Holdings Group Ltd.	1,821,000	2,203,206
Sino Biopharmaceutical Ltd.	3,152,000	2,928,202
Sino Oil And Gas Holdings Ltd.[a,b]	17,625,000	613,158
Sino-Ocean Land Holdings Ltd.	2,853,000	1,514,532
Sinofert Holdings Ltd.[b]	1,924,000	292,527
Sinopec Engineering Group Co. Ltd.	1,013,500	1,264,092
Sinopec Kantons Holdings Ltd.[b]	910,000	996,643
Sinopec Shanghai Petrochemical Co. Ltd. Class H	3,367,000	1,006,493
Sinopharm Group Co. Ltd. Class H	832,800	2,312,424
Sinotrans Ltd. Class H	1,454,000	648,216
Sinotrans Shipping Ltd.[b]	2,018,500	673,609
Skyworth Digital Holdings Ltd.[b]	1,638,000	835,773
SOHO China Ltd.	1,753,500	1,328,503
Sun Art Retail Group Ltd.	1,992,000	2,263,797
Sunac China Holdings Ltd.[b]	1,301,000	688,967
Sunny Optical Technology Group Co Ltd.	800,000	760,722
TCC International Holdings Ltd.	978,000	487,674
TCL Communication Technology Holdings Ltd.[a]	458,000	503,968
TCL Multimedia Technology Holdings Ltd.[b]	630,000	267,064
Tech Pro Technology Development Ltd.[a]	1,408,000	711,161
Tencent Holdings Ltd.	879,300	70,527,087
Texhong Textile Group Ltd.[b]	303,000	400,562

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Tiangong International Co. Ltd.[b]	2,466,000	$683,142
Tianjin Development Holdings Ltd.[a]	582,000	378,699
Tianjin Port Development Holdings Ltd.[b]	2,758,000	429,991
Tianneng Power International Ltd.[b]	814,000	314,648
Tibet 5100 Water Resources Holdings Ltd.[b]	1,477,000	709,854
Tingyi (Cayman Islands) Holding Corp.	1,678,000	4,702,521
Tong Ren Tang Technologies Co. Ltd. Class H	382,000	1,336,327
Towngas China Co. Ltd.[b]	883,000	1,132,044
Travelsky Technology Ltd. Class H	897,000	904,969
Tsingtao Brewery Co. Ltd. Class H	308,000	2,315,640
Uni-President China Holdings Ltd.[b]	949,000	947,649
VODone Ltd.[a,b]	4,848,000	749,589
Want Want China Holdings Ltd.	5,108,000	7,766,269
Wasion Group Holdings Ltd.	640,000	376,856
Weichai Power Co. Ltd. Class H	419,000	1,581,835
Weiqiao Textile Co. Ltd. Class H	755,500	406,902
West China Cement Ltd.	2,946,000	334,037
Winsway Coking Coal Holding Ltd.[a,b]	4,036,000	218,414
Wisdom Holdings Group[a]	683,000	510,421
Wumart Stores Inc. Class H	430,000	509,171
Xingda International Holdings Ltd.	798,000	417,454
Xinhua Winshare Publishing and Media Co. Ltd. Class H	895,000	508,559
XTEP International Holdings Ltd.[b]	853,000	414,352
Yanchang Petroleum International Ltd.[a]	6,860,000	357,980
Yantai Changyu Pioneer Wine Co. Ltd. Class B	205,300	494,664

Security	Shares	Value

Yanzhou Coal Mining Co. Ltd. Class Hb	1,636,000	$1,174,135
Yingde Gases Group Co. Ltd.	991,000	887,438
Yuanda China Holdings Ltd.	3,790,000	283,235
Yuexiu Property Co. Ltd.	4,682,000	965,230
Yuexiu Real Estate Investment Trust[b]	1,419,000	671,008
Yuexiu Transport Infrastructure Ltd.	914,000	443,984
Yuzhou Properties Co. Ltd.[b]	1,467,400	323,314
Zhejiang Expressway Co. Ltd. Class H	1,520,000	1,333,737
Zhongsheng Group Holdings Ltd.[b]	538,500	772,948
Zhuzhou CSR Times Electric Co. Ltd. Class H	482,000	1,527,783
Zijin Mining Group Co. Ltd. Class Hb	5,446,000	1,185,888
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	1,190,200	887,929
ZTE Corp. Class Ha,b	488,400	1,034,563

		715,229,093
COLOMBIA — 0.65%
Almacenes Exito SA	166,719	2,053,605
Bancolombia SA	171,521	2,018,929
Bolsa de Valores de Colombia	47,160,277	458,370
Cementos Argos SA	356,064	1,599,936
Cemex Latam Holdings SAa	154,018	1,226,156
Corporacion Financiera Colombiana SA NVS	70,563	1,218,642
Ecopetrol SA	4,068,394	6,954,689
Grupo Argos SA	246,961	2,253,160
Grupo de Inversiones Suramericana SA	195,015	3,160,320
Interconexion Electrica SA ESP	349,617	1,297,755
Isagen SA ESP	809,862	1,170,818

		23,412,380
CZECH REPUBLIC — 0.26%
CEZ AS	136,412	3,681,928
Komercni Banka AS	14,314	3,472,832
Pegas Nonwovens SA	16,483	509,465
Philip Morris CR AS	552	303,563
Telefonica Czech Republic AS	102,421	1,557,732

		9,525,520

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

EGYPT — 0.21%
Citadel Capital SAE[a]	379,447	$230,046
Commercial International Bank (Egypt) SAE	443,679	2,333,559
EFG-Hermes Holding Co. SAE[a]	266,896	486,580
Egyptian Kuwaiti Holding Co. SAE	321,818	366,873
ezzsteel[a]	147,318	383,076
Global Telecom Holding SAE[a]	1,345,959	961,033
Global Telecom Holding SP GDR	200,000	640,800
Orascom Telecom Media And Technology Holding SAE SP GDR	50,000	47,300
Palm Hills Developments SAE[a]	594,195	292,801
Pioneers Holding Co.[a]	197,688	369,494
Six of October Development & Investment Co.[a]	50,108	183,208
South Valley Cement Co.[a]	198,411	188,416
Talaat Moustafa Group Holding Co. SAE[a]	579,589	671,128
Telecom Egypt Co.	197,272	431,634

		7,585,948
GREECE — 0.62%
Alpha Bank AEa	1,313,906	1,330,177
Ellaktor SAa	112,860	604,801
Folli Follie Group[a]	24,980	878,054
Frigoglass SAa	40,862	259,608
Hellenic Exchanges – Athens Stock Exchange SA Holding	61,850	716,709
Hellenic Petroleum SA	66,391	640,955
Hellenic Telecommunications Organization SAa	213,235	3,740,273
Intralot SA	155,200	460,862
Jumbo SAa	83,056	1,575,007
Marfin Investment Group Holdings SAa	551,602	363,400
Metka SA	21,055	383,567
Motor Oil (Hellas) Corinth Refineries SA	47,968	628,722
Mytilineos Holdings SAa	74,068	718,139
National Bank of Greece SAa	284,934	1,400,991
OPAP SA	190,999	3,007,302

Security	Shares	Value

Piraeus Bank SAa	875,100	$2,417,290
Piraeus Port Authority SA	10,843	277,053
Public Power Corp. SA	98,570	1,575,140
Titan Cement Co. SAa	42,900	1,386,482

		22,364,532
HUNGARY — 0.22%
Magyar Telekom Telecommunications PLC	443,415	661,705
MOL Hungarian Oil and Gas PLC	33,886	1,991,768
OTP Bank PLC	189,109	3,360,356
Richter Gedeon Nyrt	119,929	2,136,945

		8,150,774
INDIA — 6.17%
ACC Ltd.	28,158	501,965
Adani Enterprises Ltd.	105,208	431,577
Adani Ports and Special Economic Zone Ltd.	331,207	893,746
Aditya Birla Nuvo Ltd.	30,696	538,071
Amara Raja Batteries Ltd.	49,130	312,631
Ambuja Cements Ltd.	559,067	1,515,380
Apollo Hospitals Enterprise Ltd.	64,693	960,584
Apollo Tyres Ltd.	240,388	510,602
Arvind Ltd.	155,345	390,994
Asian Paints Ltd.	245,732	1,875,302
Aurobindo Pharma Ltd.	89,421	756,212
Bajaj Auto Ltd.	67,961	2,134,171
Bajaj Finance Ltd.	18,063	457,987
Balrampur Chini Mills Ltd.	512,402	385,666
Bank of Baroda	46,072	409,690
Bayer CropScience Ltd.	11,436	270,023
Berger Paints India Ltd.	87,674	299,885
Bharat Forge Ltd.	95,970	592,496
Bharat Heavy Electricals Ltd.	488,369	1,321,780
Bharat Petroleum Corp. Ltd.	144,932	883,903
Bharti Airtel Ltd.	507,027	2,352,710
Biocon Ltd.	64,733	478,813
Britannia Industries Ltd.	27,410	392,886
Cairn India Ltd.	394,810	2,065,140
Century Textiles & Industries Ltd.	50,969	262,986
CESC Ltd.	56,294	440,098
Cipla Ltd.	285,793	1,772,027
Coal India Ltd.	417,486	1,643,540

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Dabur India Ltd.	199,898	$559,411
DCB Bank Ltd.[a]	722,622	608,597
Dewan Housing Finance Corp. Ltd.	170,877	618,802
Divi’s Laboratories Ltd.	33,509	770,172
DLF Ltd.	370,601	843,987
Dr. Reddy’s Laboratories Ltd.	86,188	4,026,417
Eicher Motors Ltd.	7,335	608,327
GAIL (India) Ltd.	261,715	1,565,519
Gateway Distriparks Ltd.	204,152	457,020
GlaxoSmithKline Consumer Healthcare Ltd.	8,325	585,490
GMR Infrastructure Ltd.	1,009,156	338,665
Godrej Consumer Products Ltd.	98,850	1,250,378
Godrej Industries Ltd.	59,304	265,662
Gruh Finance Ltd.	84,898	365,522
Gujarat Pipavav Port Ltd.[a]	291,440	329,151
Havells India Ltd.	41,613	516,168
HCL Technologies Ltd.	182,451	4,637,959
HDFC Bank Ltd.	1,009,142	10,902,250
Hero Motocorp Ltd.	66,098	2,097,849
Hexaware Technologies Ltd.	222,575	573,854
Hindalco Industries Ltd.	851,705	1,447,679
Hindustan Unilever Ltd.	549,012	4,865,196
Housing Development & Infrastructure Ltd.[a]	294,379	198,532
Housing Development Finance Corp. Ltd.	1,271,119	16,802,643
ICICI Bank Ltd.	189,729	3,195,363
Idea Cellular Ltd.	569,767	1,184,946
IFCI Ltd.	774,169	287,284
Indiabulls Housing Finance Ltd.	158,758	490,644
Indiabulls Real Estate Ltd.	239,284	182,609
Indian Hotels Co. Ltd.	376,134	419,950
Infosys Ltd.	394,956	24,373,144
ITC Ltd.	1,885,544	9,967,707
Jain Irrigation Systems Ltd.	304,812	291,140
Jaiprakash Associates Ltd.	899,637	608,177
Jammu & Kashmir Bank Ltd.	28,657	616,556
Jindal Steel & Power Ltd.	310,852	1,200,426
JSW Steel Ltd.	75,159	1,062,206
Just Dial Ltd.[a]	19,880	459,777
Kailash Auto Finance Ltd.[a]	778,003	476,994

Security	Shares	Value

Karur Vysya Bank Ltd.	73,625	$374,124
Kaveri Seed Co. Ltd.	30,968	274,105
Kotak Mahindra Bank Ltd.	266,462	2,942,776
KPIT Technologies Ltd.	156,172	427,470
Larsen & Toubro Ltd.	268,126	4,800,355
LIC Housing Finance Ltd.	282,065	939,307
Mahindra & Mahindra Financial Services Ltd.	231,994	929,024
Mahindra & Mahindra Ltd.	256,931	4,039,678
MAX India Ltd.	120,661	374,656
MindTree Ltd.	27,131	719,444
MRF Ltd.	1,164	358,454
Nestle India Ltd.	9,404	738,073
NIIT Technologies Ltd.	79,130	568,962
NTPC Ltd.	874,694	1,586,247
Oil & Natural Gas Corp. Ltd.	644,558	3,029,880
Oil India Ltd.	104,024	764,571
Page Industries Ltd.	3,459	327,547
Persistent Systems Ltd.	26,054	476,711
Piramal Enterprises Ltd.	59,101	529,268
Power Finance Corp. Ltd.	244,740	649,955
Power Grid Corp. of India Ltd.	1,019,162	1,553,901
Prestige Estates Projects Ltd.	108,624	231,689
PTC India Ltd.	358,787	360,061
Radico Khaitan Ltd.	127,590	313,726
Rallis India Ltd.	88,227	235,016
Ramco Cements Ltd. (The)	83,285	238,850
Ranbaxy Laboratories Ltd.[a]	106,159	626,626
Raymond Ltd.	74,537	329,331
Redington India Ltd.	218,597	245,119
Reliance Capital Ltd.	104,061	517,367
Reliance Communications Ltd.	438,310	794,163
Reliance Industries Ltd.	1,102,508	14,229,611
Reliance Infrastructure Ltd.	86,816	508,318
Reliance Power Ltd.[a]	457,833	457,242
Rural Electrification Corp. Ltd.	267,275	834,857
Sesa Sterlite Ltd.	867,910	2,487,645
Shree Renuka Sugars Ltd.	817,616	280,322
Shriram Transport Finance Co. Ltd.	120,675	1,151,163
Siemens Ltd.	63,621	636,210
SKS Microfinance Ltd.[a]	114,814	343,071
Sobha Developers Ltd.	55,199	261,746
Solar Industries India Ltd.	23,215	336,314
State Bank of India	126,071	3,118,722

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Sun Pharma Advanced Research Co. Ltd.[a]	78,676	$204,370
Sun Pharmaceuticals Industries Ltd.	529,123	5,503,801
Sundaram Finance Ltd.	34,597	337,569
Supreme Industries Ltd.	41,894	288,621
Tata Consultancy Services Ltd.	403,768	14,825,347
Tata Global Beverages Ltd.	258,581	582,829
Tata Motors Ltd.	640,952	4,311,793
Tata Power Co. Ltd.	830,150	1,055,434
Tata Steel Ltd.	259,120	1,437,326
Tech Mahindra Ltd.	69,544	2,095,128
Thermax Ltd.	32,999	372,636
Torrent Pharmaceuticals Ltd.	38,966	348,167
TTK Prestige Ltd.	4,247	197,638
TV18 Broadcast Ltd.[a]	550,126	197,488
UCO Bank	281,820	293,960
Ultratech Cement Ltd.	26,540	787,550
Unitech Ltd.[a]	1,244,399	228,883
United Breweries Ltd.	57,769	747,977
United Spirits Ltd.	74,888	2,884,420
UPL Ltd.	222,077	654,980
Vijaya Bank	664,433	375,204
Wipro Ltd.	533,793	5,143,722
Yes Bank Ltd.	167,900	826,091

		223,545,649
INDONESIA — 2.74%
PT ACE Hardware Indonesia Tbk	7,576,000	522,078
PT Adaro Energy Tbk	12,920,600	1,107,416
PT AKR Corporindo Tbk	1,768,200	694,547
PT Aneka Tambang (Persero) Tbk	3,879,000	347,503
PT Arwana Citramulia Tbk	6,154,900	450,656
PT Astra Agro Lestari Tbk	362,900	797,136
PT Astra International Tbk	17,430,600	10,435,237
PT Bakrieland Development Tbk[a]	23,659,913	34,647
PT Bank Bukopin Tbk	6,844,000	353,726
PT Bank Central Asia Tbk	10,569,000	9,308,987
PT Bank Danamon Indonesia Tbk	3,127,800	1,099,270
PT Bank Mandiri (Persero) Tbk	8,002,000	6,272,564

Security	Shares	Value

PT Bank Negara Indonesia (Persero) Tbk	6,395,400	$2,506,596
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	3,179,300	277,973
PT Bank Rakyat Indonesia (Persero) Tbk	9,517,600	7,604,078
PT Bank Tabungan Negara (Persero) Tbk	3,623,076	337,059
PT Benakat Integra Tbk[a]	30,570,000	276,497
PT Bukit Asam (Persero) Tbk	746,300	615,542
PT Bumi Resources Tbk[a]	15,394,000	430,963
PT Bumi Serpong Damai Tbk	6,522,900	862,490
PT BW Plantation Tbk	2,561,000	301,125
PT Charoen Pokphand Indonesia Tbk	6,456,000	2,355,169
PT Ciputra Development Tbk	9,994,900	839,437
PT Ciputra Property Tbk	4,372,400	280,596
PT Citra Marga Nusaphala Persada Tbk[a]	892,000	240,115
PT Energi Mega Persada Tbk[a]	44,446,600	348,406
PT Gajah Tunggal Tbk	2,177,000	410,684
PT Garuda Indonesia (Persero) Tbk[a]	4,681,000	193,546
PT Global Mediacom Tbk	6,700,500	1,261,142
PT Gudang Garam Tbk	424,500	1,744,220
PT Indo Tambangraya Megah Tbk	377,500	845,465
PT Indocement Tunggal Prakarsa Tbk	1,321,000	2,554,608
PT Indofood CBP Sukses Makmur Tbk	1,085,000	1,044,438
PT Indofood Sukses Makmur Tbk	3,940,400	2,435,384
PT Japfa Comfeed Indonesia Tbk	4,612,200	633,686
PT Jasa Marga (Persero) Tbk	2,040,500	944,757
PT Kalbe Farma Tbk	20,247,200	2,528,938
PT Kawasan Industri Jababeka Tbk	21,890,407	416,727
PT Krakatau Steel (Persero) Tbk[a]	4,431,000	187,026
PT Lippo Karawaci Tbk	17,778,000	1,439,514
PT Matahari Department Store Tbk[a]	1,318,900	1,590,542

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

PT Medco Energi Internasional Tbk	1,743,500	$381,470
PT Media Nusantara Citra Tbk	3,995,300	872,434
PT Mitra Adiperkasa Tbk	730,000	433,887
PT MNC Investama Tbk	25,188,900	705,176
PT MNC Sky Vision Tbk	1,113,500	201,426
PT Pakuwon Jati Tbk	17,498,900	497,428
PT Panin Financial Tbk[a]	16,291,500	376,098
PT Perusahaan Gas Negara (Persero) Tbk	9,609,200	4,055,912
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,940,400	524,303
PT Ramayana Lestari Sentosa Tbk	3,437,600	423,445
PT Semen Gresik (Persero) Tbk	2,585,300	3,340,469
PT Sentul City Tbk[a]	25,984,600	380,514
PT Sigmagold Inti Perkasa Tbk[a]	7,979,900	322,385
PT Sugih Energy Tbk[a]	13,537,000	536,396
PT Summarecon Agung Tbk	9,056,300	784,011
PT Surya Citra Media Tbk	4,262,900	1,030,014
PT Telekomunikasi Indonesia (Persero) Tbk	39,479,200	7,906,722
PT Timah (Persero) Tbk	2,734,700	380,441
PT Tower Bersama Infrastructure Tbk	1,705,500	918,199
PT Trada Maritime Tbk[a]	4,996,500	757,502
PT Unilever Indonesia Tbk	1,337,800	3,292,931
PT United Tractors Tbk	1,794,100	2,932,470
PT Wijaya Karya (Persero) Tbk	2,561,000	473,197
PT XL Axiata Tbk	2,413,000	966,530

		99,423,850
MALAYSIA — 4.07%
AEON Credit Service (M) Bhd	74,100	327,022
AirAsia Bhd	1,105,900	860,688
Alliance Financial Group Bhd	1,098,800	1,535,939
AMMB Holdings Bhd	1,363,600	3,013,113
Astro Malaysia Holdings Bhd	1,532,800	1,478,299
Axiata Group Bhd	2,204,500	4,406,982
Berjaya Corp. Bhd	2,831,700	471,014
Berjaya Sports Toto Bhd	556,308	648,587
BIMB Holdings Bhd	561,960	686,049

Security	Shares	Value

British American Tobacco (Malaysia) Bhd	118,400	$2,168,167
Bumi Armada Bhd[a]	1,227,200	1,460,729
Bursa Malaysia Bhd	345,400	793,793
CapitaMalls Malaysia Trust Bhd	1,037,400	465,429
Carlsberg Brewery Malaysia Bhd	130,300	523,347
CIMB Group Holdings Bhd	4,302,600	9,402,294
Dialog Group Bhd	1,789,000	1,850,972
DiGi.Com Bhd	3,056,000	4,803,418
DRB-Hicom Bhd	821,300	639,193
Eastern & Oriental Bhd	890,100	546,040
Felda Global Ventures Holdings Bhd	1,055,700	1,482,136
Gamuda Bhd	1,468,900	2,026,378
Genting Bhd	1,713,000	5,280,421
Genting Malaysia Bhd	2,465,800	3,273,685
Genting Plantations Bhd	232,200	744,117
HAP Seng Consolidated Bhd	851,300	782,058
Hartalega Holdings Bhd	264,000	564,016
Hong Leong Bank Bhd	587,700	2,543,442
Hong Leong Financial Group Bhd	257,000	1,239,310
IGB Corp. Bhd	915,500	723,682
IHH Healthcare Bhd[a]	2,050,500	2,403,150
IJM Corp. Bhd	949,800	1,672,622
IJM Land Bhd	532,100	428,733
IOI Corp. Bhd	2,464,600	3,467,666
IOI Properties Group Bhd[a]	1,321,849	1,048,926
KPJ Healthcare Bhd	596,050	613,059
Kuala Lumpur Kepong Bhd	413,900	3,029,245
Lafarge Malaysia Bhd	312,900	834,655
Magnum Bhd	600,200	566,036
Mah Sing Group Bhd	900,460	568,885
Malayan Banking Bhd	3,814,800	11,386,768
Malaysia Airports Holdings Bhd	514,300	1,315,377
Malaysia Building Society Bhd	914,500	605,666
Malaysian Airline System Bhd[a]	4,835,900	368,984
Malaysian Resources Corp. Bhd	1,806,100	870,941
Maxis Bhd	2,000,700	4,256,029
Media Chinese International Ltd.	1,101,400	305,898

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Media Prima Bhd	1,007,900	$796,722
MISC Bhd[a]	937,900	1,817,691
MMC Corp. Bhd	894,000	761,257
OSK Holdings Bhd	713,800	352,924
Parkson Holdings Bhd	627,600	528,667
Pavilion Real Estate Investment Trust Bhd	854,200	351,952
Petronas Chemicals Group Bhd	2,354,000	4,849,535
Petronas Dagangan Bhd	244,600	2,288,856
Petronas Gas Bhd	534,800	3,852,062
POS Malaysia Bhd	303,800	440,424
PPB Group Bhd	404,700	1,966,374
Public Bank Bhd Foreign	995,900	5,793,333
QL Resources Bhd	545,610	524,545
RHB Capital Bhd	654,900	1,638,999
Sapurakencana Petroleum Bhd[a]	3,311,000	4,476,646
Sarawak Oil Palms Bhd	119,500	218,102
Sime Darby Bhd	2,301,800	6,399,938
Sunway Bhd	805,300	715,221
Sunway Real Estate Investment Trust Bhd	1,499,800	613,378
Supermax Corp. Bhd	595,300	510,543
Ta Ann Holdings Bhd	231,900	291,600
TA Enterprise Bhd	1,920,100	442,446
TAN Chong Motor Holdings Bhd	280,700	488,323
Telekom Malaysia Bhd	953,600	1,650,210
Tenaga Nasional Bhd	2,445,300	8,955,776
TIME dotCom Bhd[a]	336,000	370,200
Top Glove Corp. Bhd	374,000	658,624
TSH Resources Bhd	458,900	424,376
UEM Sunrise Bhd	1,436,800	964,737
UMW Holdings Bhd	419,700	1,511,509
UOA Development Bhd	682,400	418,625
WCT Holdings Bhd	1,118,680	689,679
YTL Corp. Bhd	4,153,600	2,002,957
YTL Power International Bhd[a]	2,030,700	1,053,621

		147,302,812
MEXICO — 4.61%
Alfa SAB de CV Series A	2,447,900	5,894,145
Alsea SAB de CVb	379,100	1,175,863
America Movil SAB de CV Series L	30,397,600	29,469,784

Security	Shares	Value

Arca Continental SAB de CV	256,400	$1,344,894
Axtel SAB de CV CPO[a,b]	1,519,100	537,938
Banregio Grupo Financiero SAB de CVb	151,400	790,480
Bolsa Mexicana de Valores SAB de CV	378,900	685,463
Cemex SAB de CV CPO[a]	9,723,096	12,729,938
Coca-Cola FEMSA SAB de CV Series L	350,200	3,395,903
Compartamos SAB de CV	928,800	1,580,697
Concentradora Fibra Hotelera Mexicana SAB de CV	364,000	581,279
Consorcio ARA SAB de CVa,b	1,323,100	500,499
Controladora Comercial Mexicana SAB de CV BC Units	342,200	1,368,102
Corporacion Inmobiliaria Vesta SAB de CVb	326,300	599,174
El Puerto de Liverpool SAB de CV Series C1	153,500	1,590,255
Empresas ICA SAB de CVa	523,400	855,587
Fibra Uno Administracion SAB de CV	1,167,200	3,698,766
Fomento Economico Mexicano SAB de CV BD Units	1,653,300	14,167,130
Genomma Lab Internacional SAB de CV Series Ba,b	675,400	1,597,186
Grupo Aeromexico SAB de CVa,b	214,700	316,435
Grupo Aeroportuario del Centro Norte SAB de CV	186,100	574,842
Grupo Aeroportuario del Pacifico SAB de CV Series B	257,800	1,383,771
Grupo Aeroportuario del Sureste SAB de CV Series B	175,400	1,957,387
Grupo Bimbo SAB de CV Series A	1,396,200	3,663,322
Grupo Carso SAB de CV Series A1	495,900	2,586,165
Grupo Comercial Chedraui SAB de CV	278,200	811,856

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Grupo Famsa SAB de CV Series Aa	211,000	$291,386
Grupo Financiero Banorte SAB de CV Series O	2,150,000	13,965,646
Grupo Financiero Inbursa SAB de CV Series O	2,045,900	4,903,023
Grupo Financiero Santander Mexico SAB de CV Series B	1,551,300	3,424,883
Grupo Herdez SAB de CVb	150,400	395,525
Grupo Mexico SAB de CV Series B	3,230,100	9,933,516
Grupo Simec SAB de CV Series Ba,b	90,900	354,081
Grupo Televisa SAB de CV CPO	2,224,200	13,082,295
Industrias CH SAB de CV Series Ba	154,900	949,452
Industrias Penoles SAB de CV	121,670	2,956,716
Kimberly-Clark de Mexico SAB de CV Series A	1,289,700	3,119,021
Macquarie Mexico Real Estate Management SA de CVb	501,400	871,111
Mexichem SAB de CV	897,700	2,926,078
Minera Frisco SAB de CV Series A1[a]	511,100	869,054
OHL Mexico SAB de CVa	556,500	1,400,888
Promotora y Operadora Infraestructura SAB de CVa	238,700	3,081,919
TF Administradora Industrial S de RL SAB de CV	326,700	655,164
TV Azteca SAB de CV CPO[b]	945,600	548,329
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	16,655
Wal-Mart de Mexico SAB de CV Series V	4,449,400	9,436,823

		167,038,426
PERU — 0.41%
Compania de Minas Buenaventura SA SP ADR	183,261	2,309,089
Credicorp Ltd.	61,088	7,935,331
Southern Copper Corp.	149,414	4,558,621

		14,803,041
PHILIPPINES — 1.00%
Aboitiz Equity Ventures Inc.	1,648,610	2,179,186
Aboitiz Power Corp.	1,580,200	1,375,395

Security	Shares	Value

Alliance Global Group Inc.	1,777,300	$1,194,556
Atlas Consolidated Mining & Development Corp.	680,000	239,184
Ayala Corp.	149,770	1,931,055
Ayala Land Inc.	4,864,800	3,324,216
Bank of the Philippine Islands	673,325	1,362,188
BDO Unibank Inc.	1,228,030	2,311,068
Belle Corp.[a]	4,175,800	508,936
Cebu Air Inc.	178,240	201,461
Cosco Capital Inc.[a]	1,757,300	366,145
DMCI Holdings Inc.	670,000	1,041,739
East West Banking Corp.[a]	342,700	217,283
Energy Development Corp.	6,972,900	913,890
Filinvest Land Inc.	8,839,000	289,122
First Gen Corp.	1,261,500	505,335
First Philippine Holdings Corp.	273,040	438,601
Globe Telecom Inc.	28,645	1,090,994
International Container Terminal Services Inc.	680,590	1,478,284
JG Summit Holdings Inc.	1,850,673	1,944,585
Jollibee Foods Corp.	365,630	1,400,756
Lopez Holdings Corp.	1,764,900	179,910
Manila Water Co. Inc.	775,300	424,691
Melco Crown Philippines Resorts Corp.[a]	1,534,300	446,867
Metro Pacific Investments Corp.	8,708,800	907,268
Metropolitan Bank & Trust Co.	235,330	432,330
Nickel Asia Corp.	546,775	221,233
Philex Petroleum Corp.[a]	333,300	63,098
Philippine Long Distance Telephone Co.	35,035	2,116,150
Philippine National Bank[a]	227,776	440,396
Rizal Commercial Banking Corp.	479,640	485,711
SM Investments Corp.	120,325	1,870,854
SM Prime Holdings Inc.	5,207,996	1,703,523
Universal Robina Corp.	737,140	2,312,078
Vista Land & Lifescapes Inc.	2,848,700	344,639

		36,262,727
POLAND — 1.86%
Alior Bank SAa	37,906	1,219,191
Asseco Poland SA	66,209	1,084,157
Bank Handlowy w Warszawie SA	30,003	1,142,309

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Bank Millennium SAa	403,505	$1,214,322
Bank Pekao SA	113,833	7,273,554
Bank Zachodni WBK SA	25,458	3,539,088
Budimex SA	11,309	479,242
Ciech SAa	48,674	543,866
Cyfrowy Polsat SAa	166,895	1,118,895
ENEA SA	97,469	467,903
Eurocash SA	70,180	923,574
Getin Holding SA	366,548	485,414
Getin Noble Bank SAa	1,336,962	1,500,514
Globe Trade Centre SAa	262,286	639,976
Grupa Azoty SA	39,354	749,166
Grupa Lotos SAa	55,530	753,024
Jastrzebska Spolka Weglowa SA	48,125	820,539
Kernel Holding SAa	41,883	445,106
KGHM Polska Miedz SA	121,858	4,716,173
Lubelski Wegiel Bogdanka SA	30,362	1,274,591
mBank SA	13,698	2,471,581
Netia SAa	268,618	435,765
Orange Polska SA	565,725	1,893,554
Polska Grupa Energetyczna SA	626,962	3,823,420
Polski Koncern Naftowy Orlen SA	271,572	3,929,050
Polskie Gornictwo Naftowe i Gazownictwo SA	1,467,242	2,477,383
Powszechna Kasa Oszczednosci Bank Polski SA	754,906	11,034,299
Powszechny Zaklad Ubezpieczen SA	47,782	6,975,492
Rovese SAa	473,110	289,771
Synthos SA	543,661	962,949
Tauron Polska Energia SA	834,919	1,332,332
TVN SA	169,361	897,128
Warsaw Stock Exchange SA	37,587	483,448

		67,396,776
RUSSIA — 4.67%
Aeroflot – Russian Airlines OJSC	342,956	673,873
Federal Grid Co. of Unified Energy System OJSC[a]	288,730,000	564,432
Gazprom OAO	10,129,550	39,237,622
LSR Group OJSC SP GDR[d]	154,591	525,609

Security	Shares	Value

LUKOIL OAO	437,206	$23,882,495
M Video OJSC	80,280	531,689
Magnit OJSC SP GDR[d]	224,236	12,557,216
Mechel OAO SP ADR[a]	254,545	483,635
MegaFon OAO SP GDR[d]	74,581	2,162,849
MMC Norilsk Nickel OJSC	47,290	7,869,439
Mobile TeleSystems OJSC SP ADR	450,710	7,761,226
Moscow Exchange MICEX-RTS OJSC	508,780	906,115
NovaTek OAO SP GDR[d]	79,119	10,016,465
OGK-2 OJSC[a]	38,037,000	248,741
PIK Group[a]	306,960	703,854
Rosneft Oil Co. OJSC	997,450	6,771,194
Rostelecom OJSC	917,710	2,528,215
RusHydro OJSC	92,580,000	1,441,420
Sberbank of Russia	9,254,940	23,477,465
Severstal OAO	189,680	1,571,353
Sistema JSFC SP GDR[d]	109,779	2,717,030
Sollers OJSC	21,454	394,683
Surgutneftegas OJSC	6,084,000	4,630,414
Tatneft OAO Class S	1,217,900	7,157,449
Uralkali OJSC	1,136,440	5,195,859
VTB Bank OJSC	4,461,310,000	5,230,307

		169,240,649
SOUTH AFRICA — 7.50%
Acucap Properties Ltd.	177,245	656,723
Adcock Ingram Holdings Ltd.	167,761	940,183
Adcorp Holdings Ltd.	178,057	538,725
Advtech Ltd.	598,270	423,845
Aeci Ltd.	115,818	1,412,448
African Bank Investments Ltd.[b]	1,149,374	1,091,406
African Oxygen Ltd.	109,207	196,215
African Rainbow Minerals Ltd.	97,843	1,994,798
Anglo American Platinum Ltd.[a]	58,872	2,518,368
AngloGold Ashanti Ltd.	314,029	5,570,622
ArcelorMittal South Africa Ltd.[a]	182,502	683,337
Aspen Pharmacare Holdings Ltd.	292,054	7,422,510
Assore Ltd.	35,011	1,412,271
Astral Foods Ltd.	51,694	399,432
Aveng Ltd.[a]	319,256	659,807

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

AVI Ltd.	236,634	$1,128,565
Barclays Africa Group Ltd.	282,671	3,489,129
Barloworld Ltd.	185,475	1,857,211
Bidvest Group Ltd.	249,993	5,903,202
Blue Label Telecoms Ltd.	465,654	394,484
Brait SEa	289,244	1,256,148
Capital Property Fund	1,166,170	1,073,700
Cashbuild Ltd.	32,446	416,866
City Lodge Hotels Ltd.	37,954	413,398
Clicks Group Ltd.	210,845	1,103,517
Clover Industries Ltd.	239,042	445,071
Coronation Fund Managers Ltd.	208,010	1,704,281
DataTec Ltd.	158,345	692,978
Discovery Ltd.	252,235	1,865,390
DRDGOLD Ltd.	1,286,165	478,941
Emira Property Fund	430,927	545,190
EOH Holdings Ltd.	103,999	832,631
Exxaro Resources Ltd.	120,257	1,601,150
Famous Brands Ltd.	55,426	500,507
FirstRand Ltd.	2,590,124	8,239,303
Foschini Group Ltd. (The)	161,751	1,347,705
Fountainhead Property Trust	594,278	409,952
Gold Fields Ltd.	549,101	2,091,253
Grindrod Ltd.	309,380	741,642
Group Five Ltd.	129,895	519,979
Growthpoint Properties Ltd.	1,549,792	3,390,519
Harmony Gold Mining Co. Ltd.	325,576	1,052,949
Hosken Consolidated Investments Ltd.	55,072	717,768
Hudaco Industries Ltd.	57,240	578,168
Hyprop Investments Ltd.	184,452	1,326,499
Illovo Sugar Ltd.	190,855	461,957
Impala Platinum Holdings Ltd.	444,959	4,722,259
Imperial Holdings Ltd.	154,165	2,432,655
Investec Ltd.	221,216	1,631,048
JD Group Ltd.[b]	123,549	261,435
JSE Ltd.	89,697	706,353
Kumba Iron Ore Ltd.	66,307	2,750,613
Lewis Group Ltd.	90,431	493,333
Liberty Holdings Ltd.	90,518	1,032,951
Life Healthcare Group Holdings Ltd.	788,631	2,771,506
Massmart Holdings Ltd.	83,012	938,949
Mediclinic International Ltd.	316,097	1,978,080

Security	Shares	Value

Metair Investments Ltd.	100,794	$424,129
MMI Holdings Ltd.	901,633	1,921,324
Mondi Ltd.	97,158	1,748,378
Mpact Ltd.	219,131	539,782
Mr. Price Group Ltd.	202,186	2,811,697
MTN Group Ltd.	1,446,451	26,513,948
Murray & Roberts Holdings Ltd.[a]	387,537	901,941
Nampak Ltd.	498,321	1,716,469
Naspers Ltd. Class N	339,893	41,096,305
Nedbank Group Ltd.	174,726	3,432,140
Netcare Ltd.	801,168	1,681,880
Northam Platinum Ltd.[a]	289,113	1,136,347
Omnia Holdings Ltd.	50,483	1,010,435
Pick n Pay Holdings Ltd.	267,474	511,703
Pick n Pay Stores Ltd.	209,458	880,204
Pinnacle Holdings Ltd.	176,991	385,230
PPC Ltd.	431,745	1,181,679
Rand Merchant Insurance Holdings Ltd.	570,897	1,427,010
Redefine Properties Ltd.	2,527,233	2,220,968
Remgro Ltd.	402,994	6,973,962
Resilient Property Income Fund Ltd.	223,307	1,122,590
Reunert Ltd.	154,612	910,968
RMB Holdings Ltd.	575,591	2,565,625
Royal Bafokeng Platinum Ltd.[a]	55,233	329,082
SA Corporate Real Estate Fund Nominees Pty Ltd.	1,298,235	462,889
Sanlam Ltd.	1,521,576	7,493,320
Sappi Ltd.[a]	460,657	1,477,379
Sasol Ltd.	470,179	23,902,125
Shoprite Holdings Ltd.	355,937	4,668,178
Sibanye Gold Ltd.	665,480	1,343,134
SPAR Group Ltd. (The)	142,474	1,505,018
Standard Bank Group Ltd.	1,033,550	11,855,023
Steinhoff International Holdings Ltd.	1,092,500	5,278,539
Sun International Ltd.	101,632	898,171
Super Group Ltd.[a]	307,313	786,753
Sycom Property Fund	167,463	352,332
Telkom SA SOC Ltd.[a]	223,586	648,793
Tiger Brands Ltd.	133,818	3,045,172
Tongaat Hulett Ltd.	88,285	899,966
Truworths International Ltd.	366,035	2,341,016

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Vodacom Group Ltd.	312,660	$3,480,614
Vukile Property Fund Ltd.	446,539	666,374
Wilson Bayly Holmes-Ovcon Ltd.	47,809	587,545
Woolworths Holdings Ltd.	636,985	3,788,079
Zeder Investments Ltd.	1,368,468	521,054

		271,665,195
SOUTH KOREA — 15.41%
3S Korea Co. Ltd.[a]	56,217	219,865
Able C&C Co. Ltd.	10,518	337,463
Ahnlab Inc.	7,734	412,963
AmorePacific Corp.	2,770	3,046,351
AmorePacific Group	2,540	1,189,696
Asia Cement Co. Ltd.	2,593	235,131
Asiana Airlines Inc.[a]	83,660	401,255
ATLASBX Co. Ltd.	10,386	403,765
Binggrae Co. Ltd.	5,404	495,092
Bioland Ltd.	9,082	108,899
BS Financial Group Inc.	140,700	2,095,672
Bukwang Pharmaceutical Co. Ltd.	22,677	293,155
Capro Corp.[a]	18,870	99,167
Celltrion Inc.[a,b]	53,218	2,390,448
Chabio & Diostech Co. Ltd.[a]	49,504	607,496
Cheil Industries Inc.	40,372	2,605,743
Cheil Worldwide Inc.[a]	79,090	1,811,476
Chong Kun Dang Pharmaceutical Corp.[a]	6,936	484,058
Chongkundang Holdings Corp.	3,612	162,921
CJ CGV Co. Ltd.	10,889	525,324
CJ CheilJedang Corp.	6,879	1,768,886
CJ Corp.	13,465	1,608,232
CJ E&M Corp.[a]	18,014	653,904
CJ Freshway Corp.[a,b]	9,051	246,306
CJ O Shopping Co. Ltd.	2,771	1,075,953
Com2uS Corp.[a]	5,623	145,908
Cosmax Inc.	10,660	599,157
Coway Co. Ltd.	46,398	2,968,603
Daeduck Electronics Co.	41,670	285,347
Daeduck GDS Co. Ltd.	19,570	311,653
Daekyo Co. Ltd.	41,290	264,952
Daelim Industrial Co. Ltd.	17,307	1,428,334
Daesang Corp.	20,100	744,689

Security	Shares	Value

Daewoo Engineering & Construction Co. Ltd.[a]	89,110	$679,490
Daewoo International Corp.	41,540	1,634,361
Daewoo Securities Co. Ltd.	149,250	1,194,000
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	84,740	2,607,690
Daewoong Pharmaceutical Co. Ltd.	5,059	341,216
Daishin Securities Co. Ltd.	32,660	260,362
Daou Technology Inc.	23,090	342,835
Daum Communications Corp.	11,159	731,738
DGB Financial Group Inc.	83,210	1,278,355
Dong-A Socio Holdings Co. Ltd.	3,408	392,678
Dong-A ST Co. Ltd.	4,037	453,808
Dongbu Insurance Co. Ltd.	38,319	1,841,466
Dongkuk Steel Mill Co. Ltd.	31,810	359,073
Dongsuh Companies Inc.	35,934	526,808
Dongwon Industries Co. Ltd.	1,376	435,035
Dongyang Mechatronics Corp.	19,010	189,655
Doosan Corp.	8,072	1,043,500
Doosan Engine Co. Ltd.[a,b]	29,930	235,234
Doosan Heavy Industries & Construction Co. Ltd.	42,979	1,457,461
Doosan Infracore Co. Ltd.[a]	127,730	1,609,338
Duksan Hi-Metal Co. Ltd.[a]	14,023	230,542
DuzonBIzon Co. Ltd.	16,540	174,309
E-Mart Co. Ltd.	17,900	4,259,110
E1 Corp.	4,561	277,719
EO Technics Co. Ltd.[b]	8,984	407,331
Fila Korea Ltd.	9,271	751,233
Foosung Co. Ltd.[a]	40,010	135,303
Global & Yuasa Battery Co. Ltd.	8,024	387,858
Golfzon Co. Ltd.	16,660	282,479
Grand Korea Leisure Co. Ltd.	27,540	1,135,138
Green Cross Corp.	5,011	638,404
Green Cross Holdings Corp.	23,190	355,182
GS Engineering & Construction Corp.[a]	35,000	1,181,967
GS Global Corp.[b]	51,490	423,979
GS Holdings Corp.	44,448	2,063,137
GS Home Shopping Inc.	1,696	411,647
Gwangju Shinsegae Co. Ltd.	788	191,925
Halla Corp.[a]	81,280	456,082

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Halla Visteon Climate Control Corp.	33,600	$1,251,148
Hana Financial Group Inc.	236,686	9,245,720
Hana Tour Service Inc.	9,041	602,169
Hanall Biopharma Co. Ltd.[a]	27,700	110,800
Hancom Inc.[a]	12,867	277,831
Handsome Co. Ltd.	15,150	386,023
Hanil Cement Co. Ltd.	2,588	260,618
Hanil E-Wha Co. Ltd.	18,590	311,720
Hanjin Heavy Industries & Construction Co. Ltd.[a]	38,620	473,932
Hanjin Kal Corp.[a]	12,161	235,815
Hanjin Shipping Co. Ltd.[a]	73,870	464,326
Hanjin Transportation Co. Ltd.	6,680	156,127
Hankook Shell Oil Co. Ltd.	917	340,170
Hankook Tire Co. Ltd.	63,479	3,698,730
Hankook Tire Worldwide Co. Ltd.	23,810	479,546
Hanmi Pharm Co. Ltd.[a]	5,400	690,492
Hansae Co. Ltd.	19,510	345,423
Hansol Chemical Co. Ltd.	13,700	388,220
Hansol Paper Co.	37,140	450,551
Hanssem Co. Ltd.	10,365	629,182
Hanwha Chemical Corp.	76,820	1,511,213
Hanwha Corp.	40,490	1,365,471
Hanwha General Insurance Co. Ltd.[a]	44,514	201,616
Hanwha Investment & Securities Co. Ltd.[a]	129,840	441,517
Hanwha Life Insurance Co. Ltd.	195,360	1,251,768
Hite Jinro Co. Ltd.	24,300	534,941
HMC Investment Securities Co. Ltd.	38,850	348,649
Hotel Shilla Co. Ltd.	29,209	2,279,260
Huchems Fine Chemical Corp.	19,280	409,079
Huvis Corp.	20,050	198,152
Hwa Shin Co. Ltd.	13,480	160,371
Hy-Lok Corp.	12,301	326,106
Hyosung Corp.	20,794	1,418,083
Hyundai Corp.	9,580	300,637
Hyundai Department Store Co. Ltd.	13,103	1,736,838

Security	Shares	Value

Hyundai Development Co. Engineering & Construction	47,830	$1,310,564
Hyundai Engineering & Construction Co. Ltd.	62,603	3,424,839
Hyundai Glovis Co. Ltd.	11,362	2,495,915
Hyundai Greenfood Co. Ltd.	38,660	612,041
Hyundai Heavy Industries Co. Ltd.	36,179	7,439,148
Hyundai Home Shopping Network Corp.	5,450	857,705
Hyundai Hysco Co. Ltd.	9,548	383,262
Hyundai Marine & Fire Insurance Co. Ltd.	53,600	1,461,133
Hyundai Merchant Marine Co. Ltd.[a]	58,995	740,546
Hyundai Mipo Dockyard Co. Ltd.	10,237	1,515,172
Hyundai Mobis Co. Ltd.	58,227	17,099,920
Hyundai Motor Co.	132,215	30,344,426
Hyundai Securities Co. Ltd.	121,720	762,817
Hyundai Steel Co.	60,513	3,854,692
Hyundai Wia Corp.	13,257	2,098,766
Iljin Display Co. Ltd.	17,580	268,435
Ilyang Pharmaceutical Co. Ltd.	13,710	357,680
iMarketKorea Inc.	13,870	409,928
Industrial Bank of Korea	157,770	2,009,997
Interpark Corp.[b]	36,947	430,904
ISU Chemical Co. Ltd.	16,890	221,508
JB Financial Group Co. Ltd.	64,759	416,763
JoyCity Corp.[a,b]	5,037	140,611
Jusung Engineering Co. Ltd.[a]	56,577	278,248
Kangwon Land Inc.	82,210	2,456,674
KB Financial Group Inc.	203,650	7,611,836
KCC Corp.	4,321	2,088,652
KEPCO Plant Service & Engineering Co. Ltd.	11,578	701,730
Kia Motors Corp.	223,363	11,591,860
KISWIRE Ltd.[b]	8,860	297,962
KIWOOM Securities Co. Ltd.	13,038	652,205
Koh Young Technology Inc.	10,629	301,694
Kolao Holdings	28,194	673,487
Kolon Industries Inc.	15,456	773,162
Komipharm International Co. Ltd.[a]	40,872	313,958

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Korea Aerospace Industries Ltd.	37,420	$1,100,691
Korea District Heating Corp.	4,352	283,339
Korea Electric Power Corp.	220,680	7,648,862
Korea Gas Corp.[a]	24,164	1,570,943
Korea Investment Holdings Co. Ltd.	35,450	1,276,864
Korea Kolmar Co. Ltd.[b]	16,360	444,440
Korea Zinc Co. Ltd.	7,386	2,359,369
Korean Air Lines Co. Ltd.[a]	28,259	914,612
Korean Reinsurance Co.	85,338	891,352
KT Corp.	26,490	753,135
KT Skylife Co. Ltd.	18,690	474,472
KT&G Corp.	94,232	6,902,991
Kukdo Chemical Co. Ltd.[b]	7,704	360,121
Kumho Petro Chemical Co. Ltd.	12,077	1,004,625
Kumho Tire Co. Inc.[a]	59,580	781,377
Kwang Dong Pharmaceutical Co. Ltd.	26,970	201,612
LG Chem Ltd.	39,812	9,491,479
LG Corp.	81,624	4,281,915
LG Display Co. Ltd.[a]	197,600	4,507,316
LG Electronics Inc.	91,104	5,197,408
LG Fashion Corp.	18,670	485,333
LG Hausys Ltd.	5,384	864,970
LG Household & Health Care Ltd.	8,022	3,434,243
LG Innotek Co. Ltd.[a,b]	9,907	848,243
LG International Corp.	29,620	786,629
LG Life Sciences Ltd.[a,b]	12,066	462,295
LG Uplus Corp.	186,140	1,822,167
LIG Insurance Co. Ltd.	36,800	1,066,941
Lock & Lock Co. Ltd.[b]	19,190	309,197
Lotte Chemical Corp.	14,778	2,810,243
Lotte Chilsung Beverage Co. Ltd.	584	831,550
Lotte Confectionery Co. Ltd.	658	1,110,741
Lotte Food Co. Ltd.	788	560,274
Lotte Shopping Co. Ltd.	9,490	3,000,351
LS Corp.	16,770	1,149,943
LS Industrial Systems Co. Ltd.	15,354	910,453
Lumens Co. Ltd.[a]	37,076	392,467
Maeil Dairy Industry Co. Ltd.	8,025	343,929
Mando Corp.	11,197	1,389,792

Security	Shares	Value

Medipost Co. Ltd.[a]	5,838	$352,194
Medy-Tox Inc.	4,607	683,605
MegaStudy Co. Ltd.[a]	4,914	358,135
Melfas Inc.[a]	12,334	125,362
Meritz Fire & Marine Insurance Co. Ltd.	52,840	744,957
Meritz Securities Co. Ltd.	206,700	354,343
Mirae Asset Securities Co. Ltd.	24,390	867,073
Modetour Network Inc.	8,645	204,889
Muhak Co. Ltd.[a]	14,880	273,207
Namhae Chemical Corp.	19,170	150,846
Namyang Dairy Products Co. Ltd.	595	476,557
NAVER Corp.	24,079	18,428,612
NCsoft Corp.	13,441	2,404,900
Neowiz Games Corp.[a]	17,445	289,252
NEPES Corp.[a]	25,639	174,609
Nexen Corp.	3,282	239,809
Nexen Tire Corp.[b]	35,330	474,928
NH Investment & Securities Co. Ltd.	62,140	285,815
NHN Entertainment Corp.[a]	11,078	1,030,487
NICE Holdings Co. Ltd.[a]	36,560	450,364
Nong Shim Holdings Co. Ltd.	5,656	468,375
NongShim Co. Ltd.	2,799	783,982
OCI Co. Ltd.[a]	14,690	2,848,553
OCI Materials Co. Ltd.	4,975	156,124
ORION Corp.[a]	3,139	2,625,880
Osstem Implant Co. Ltd.[a]	14,681	300,496
Ottogi Corp.	1,262	473,472
Paradise Co. Ltd.	33,403	916,822
Partron Co. Ltd.	37,448	473,581
Pharmicell Co. Ltd.[a]	3,540	13,082
Poongsan Corp.	16,820	408,092
POSCO	56,094	14,923,369
POSCO Chemtech Co. Ltd.	2,104	250,509
POSCO ICT Co. Ltd.	52,909	370,735
Pyeong Hwa Automotive Co. Ltd.[b]	11,930	234,130
S&T Dynamics Co. Ltd.	36,980	403,576
S-Oil Corp.	38,933	2,385,216
S.M. Entertainment Co.[a]	15,723	671,634
S1 Corp.	14,465	1,102,999
Samchully Co. Ltd.	3,366	378,379

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

SamkwangGlass Co. Ltd.	4,754	$230,241
Samsung C&T Corp.	107,405	6,328,594
Samsung Card Co. Ltd.	31,390	988,013
Samsung Electro-Mechanics Co. Ltd.	50,215	3,189,299
Samsung Electronics Co. Ltd.	94,850	119,861,967
Samsung Engineering Co. Ltd.[a,b]	26,765	1,882,952
Samsung Fine Chemicals Co. Ltd.[b]	18,199	704,092
Samsung Fire & Marine Insurance Co. Ltd.	30,536	6,736,513
Samsung Heavy Industries Co. Ltd.	93,770	2,802,120
Samsung Life Insurance Co. Ltd.	52,948	5,009,600
Samsung SDI Co. Ltd.	29,267	4,098,751
Samsung Securities Co. Ltd.	52,552	1,949,470
Samsung Techwin Co. Ltd.	31,963	1,577,939
Sapphire Technology Co. Ltd.[a]	8,041	327,666
SBS Media Holdings Co. Ltd.	61,510	254,683
SeAH Besteel Corp.	16,640	374,887
SeAH Steel Corp.	1,801	181,365
Sebang Co. Ltd.	15,640	273,242
Seegene Inc.[a,b]	8,870	499,379
Seobu T&Da	15,793	270,737
Seoul Semiconductor Co. Ltd.	28,409	1,222,851
SFA Engineering Corp.	7,819	294,449
Shinhan Financial Group Co. Ltd.	365,670	15,226,259
Shinsegae Co. Ltd.	6,065	1,281,178
Shinsegae Food Co. Ltd.	3,328	288,375
Shinsegae International Co. Ltd.	3,367	242,550
Simm Tech Co. Ltd.[a]	43,874	241,256
Sindoh Co. Ltd.	4,506	263,817
SK Broadband Co. Ltd.[a]	141,698	622,542
SK C&C Co. Ltd.	20,162	2,738,632
SK Chemicals Co. Ltd.	13,809	804,609
SK Gas Co. Ltd.	4,394	313,240
SK Holdings Co. Ltd.	22,849	4,120,311
SK Hynix Inc.[a,b]	456,410	16,567,576
SK Innovation Co. Ltd.	51,531	6,444,392
SK Networks Co. Ltd.[a]	106,420	830,425

Security	Shares	Value

SK Securities Co. Ltd.[a]	454,690	$314,343
SK Telecom Co. Ltd.	8,490	1,721,859
SKC Co. Ltd.	19,010	543,143
SL Corp.	18,650	290,014
Soulbrain Co. Ltd.[a]	9,860	400,404
Ssangyong Motor Co.[a]	53,380	415,039
STS Semiconductor & Telecommunications Co. Ltd.[a]	62,283	218,209
STX Offshore & Shipbuilding Co. Ltd.[a,b]	40,059	208,269
Sung Kwang Bend Co. Ltd.	14,717	318,466
Sungwoo Hitech Co. Ltd.	31,623	450,276
Suprema Inc.[a]	8,842	219,083
Taekwang Industrial Co. Ltd.	385	500,951
Taewoong Co. Ltd.[a]	6,918	162,338
Taeyoung Engineering & Construction Co. Ltd.[a]	56,200	307,455
Taihan Electric Wire Co. Ltd.[a]	70,560	150,704
Tera Resource Co. Ltd.[a]	196,444	2,208
TK Corp.[a]	16,792	311,458
TONGYANG Life Insurance Co.	38,640	365,587
TONGYANG Securities Inc.	47,960	106,253
ViroMed Co. Ltd.[a]	10,348	492,439
WeMade Entertainment Co. Ltd.[a]	7,718	328,964
Wonik IPS Co. Ltd.[a]	48,436	401,100
Woori Finance Holdings Co. Ltd.[a]	323,890	3,656,089
Woori Financial Co. Ltd.	19,180	391,685
Woori Investment & Securities Co. Ltd.	115,020	993,428
YG Entertainment Inc.	6,607	367,640
Youlchon Chemical Co. Ltd.	36,090	436,123
Youngone Corp.	20,060	684,953
Youngone Holdings Co. Ltd.	6,008	415,917
Yuhan Corp.	6,604	1,221,817
Yungjin Pharmaceutical Co. Ltd.[a,b]	50,730	82,213

		558,193,829
TAIWAN — 13.04%
A-DATA Technology Co. Ltd.	160,000	385,504
A.G.V. Products Corp.[a]	2,121,000	637,742
Ability Enterprise Co. Ltd.	449,000	281,570

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

AcBel Polytech Inc.	393,000	$465,664
Accton Technology Corp.	542,000	306,796
Acer Inc.[a]	2,202,000	1,311,839
Advanced Semiconductor Engineering Inc.	5,319,000	5,266,684
Advantech Co. Ltd.	380,000	2,401,809
Airtac International Group	99,800	1,022,770
ALI Corp.	282,000	299,703
Alpha Networks Inc.	371,000	314,085
Altek Corp.	681,000	719,255
Ambassador Hotel Ltd. (The)	366,000	347,904
AmTRAN Technology Co. Ltd.	522,000	325,625
Ardentec Corp.	697,180	599,430
Asia Cement Corp.	1,448,520	1,831,088
Asia Optical Co. Inc.[a]	422,000	515,348
Asia Pacific Telecom Co. Ltd.	1,281,000	636,314
Asia Polymer Corp.	431,000	344,254
ASUSTeK Computer Inc.	559,000	5,378,193
AU Optronics Corp.[a]	7,230,000	2,457,885
Bank of Kaohsiung Co. Ltd.	1,640,776	521,509
BES Engineering Corp.	1,657,000	468,694
Capital Securities Corp.	1,118,000	426,196
Career Technology (MFG.) Co. Ltd.	406,000	423,447
Catcher Technology Co. Ltd.	760,000	5,518,516
Cathay Financial Holding Co. Ltd.	6,557,932	9,675,212
Cathay Real Estate Development Co. Ltd.	666,000	387,976
Chailease Holding Co. Ltd.	760,400	1,869,754
Chang Hwa Commercial Bank Ltd.	4,141,000	2,432,827
Cheng Loong Corp.	863,000	397,348
Cheng Shin Rubber Industry Co. Ltd.	1,520,650	3,959,974
Cheng Uei Precision Industry Co. Ltd.	380,000	811,473
Chia Hsin Cement Corp.[a]	752,000	387,194
Chicony Electronics Co. Ltd.	338,110	884,947
Chin-Poon Industrial Co. Ltd.	380,000	691,069
China Airlines Ltd.[a]	1,554,000	533,421
China Bills Finance Corp.	772,000	300,667
China Development Financial Holding Corp.	11,430,000	3,319,823
China Life Insurance Co. Ltd.	1,681,040	1,595,151

Security	Shares	Value

China Man-Made Fibers Corp.[a]	921,000	$373,896
China Metal Products Co. Ltd.	380,320	487,043
China Motor Co. Ltd.	279,000	256,918
China Petrochemical Development Corp.	1,327,900	578,529
China Steel Chemical Corp.	114,000	658,459
China Steel Corp.	9,638,460	8,175,735
China Synthetic Rubber Corp.	320,000	297,313
Chipbond Technology Corp.	404,000	690,712
Chong Hong Construction Co.	121,000	335,468
Chroma ATE Inc.	380,000	910,555
Chung Hung Steel Corp.[a]	1,537,000	411,923
Chunghwa Telecom Co. Ltd.	3,437,000	10,436,464
Clevo Co.	408,175	770,599
CMC Magnetics Corp.[a]	2,750,000	445,656
Compal Electronics Inc.	3,599,000	2,435,128
Compeq Manufacturing Co. Ltd.	959,000	512,767
Continental Holdings Corp.	1,291,000	455,928
Coretronic Corp.	637,000	635,991
Coxon Precise Industrial Co. Ltd.	154,000	262,783
CSBC Corp. Taiwan	599,000	379,589
CTBC Financial Holding Co. Ltd.	11,146,935	7,192,639
CTCI Corp.	471,000	649,028
Cyberlink Corp.	143,540	418,804
CyberTAN Technology Inc.	372,000	427,276
D-Link Corp.	569,000	399,078
Delta Electronics Inc.	1,538,000	8,553,469
Depo Auto Parts Industrial Co. Ltd.	89,000	362,780
Dynapack International Technology Corp.	127,000	331,144
E Ink Holdings Inc.[a]	883,000	493,988
E.Sun Financial Holding Co. Ltd.	4,108,200	2,583,049
Eclat Textile Co. Ltd.	144,560	1,841,711
Elan Microelectronics Corp.	380,000	682,289
Elite Material Co. Ltd.	570,000	511,717
Elite Semiconductor Memory Technology Inc.[a]	246,000	320,308
Entire Technology Co. Ltd.[a]	301,000	326,353
Epistar Corp.	760,000	1,785,992

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Eternal Chemical Co. Ltd.	574,000	$586,352
EVA Airways Corp.[a]	953,000	489,113
Evergreen International Storage & Transport Corp.	367,000	253,768
Evergreen Marine Corp. Ltd.[a]	1,226,000	728,365
Everlight Chemical Industrial Corp.	561,850	488,638
Everlight Electronics Co. Ltd.	380,000	908,047
Far Eastern Department Stores Ltd.	746,360	681,129
Far Eastern International Bank Ltd.	1,857,418	695,811
Far Eastern New Century Corp.	2,441,560	2,566,628
Far EasTone Telecommunications Co. Ltd.	1,520,000	3,080,335
Faraday Technology Corp.	287,000	414,899
Farglory Land Development Co. Ltd.	385,782	631,553
Federal Corp.	425,550	332,176
Feng Hsin Iron & Steel Co. Ltd.	381,000	637,557
Feng Tay Enterprise Co. Ltd.	380,640	957,316
Firich Enterprises Co. Ltd.	141,184	717,616
First Financial Holding Co. Ltd.	5,898,030	3,513,745
FLEXium Interconnect Inc.	137,074	412,606
Forhouse Corp.	1,028,000	424,120
Formosa Chemicals & Fibre Corp.	2,671,210	6,797,488
Formosa Epitaxy Inc.[a]	400,000	238,960
Formosa Petrochemical Corp.	1,140,000	2,927,322
Formosa Plastics Corp.	3,434,800	8,729,276
Formosa Taffeta Co. Ltd.	572,000	618,292
Formosan Rubber Group Inc.	498,000	470,090
Foxconn Technology Co. Ltd.	760,400	1,709,131
Fubon Financial Holding Co. Ltd.	5,368,000	7,503,294
G Tech Optoelectronics Corp.	254,000	316,473
Gemtek Technology Corp.	185,000	180,127
Getac Technology Corp.	659,000	339,310
Giant Manufacturing Co. Ltd.	380,000	2,589,940
Gigabyte Technology Co. Ltd.	408,000	605,981
Gigastorage Corp.[a]	581,000	843,752

Security	Shares	Value

Gintech Energy Corp.[a]	340,000	$325,434
Global Mixed Mode Technology Inc.	141,000	445,831
Gloria Material Technology Corp.	625,200	494,209
Goldsun Development & Construction Co. Ltd.	1,158,000	468,199
Grand Pacific Petrochemical Corp.	731,000	494,604
Grape King Bio Ltd.	95,000	420,160
Great Wall Enterprise Co. Ltd.	554,000	478,154
Greatek Electronics Inc.	185,000	184,707
HannStar Display Corp.[a]	2,282,000	843,567
HannsTouch Solution Inc.[a]	1,169,000	378,117
Hermes Microvision Inc.	33,000	1,230,774
Hey Song Corp.	197,000	213,268
Highwealth Construction Corp.	380,400	773,406
Hiwin Technologies Corp.	155,340	1,553,503
Ho Tung Chemical Corp.	1,110,550	555,312
Holy Stone Enterprise Co. Ltd.	284,900	398,698
Hon Hai Precision Industry Co. Ltd.	9,500,400	26,339,481
Hotai Motor Co. Ltd.	208,000	2,553,832
HTC Corp.	760,000	3,411,446
Hua Nan Financial Holdings Co. Ltd.	4,677,200	2,686,094
Huaku Development Co. Ltd.	198,000	495,359
Hung Poo Real Estate Development Corp.	246,000	231,807
Hung Sheng Construction Ltd.	519,000	405,977
IEI Integration Corp.	231,210	457,872
Innolux Corp.[a]	5,714,000	2,036,808
Inventec Corp.	2,009,000	2,118,541
ITEQ Corp.	384,000	434,722
Jih Sun Financial Holdings Co. Ltd.	636,251	181,438
Kee Tai Properties Co. Ltd.	681,000	439,420
Kenda Rubber Industrial Co. Ltd.	381,560	924,368
Kerry TJ Logistics Co. Ltd.	220,000	319,493
King Slide Works Co. Ltd.	48,000	556,868
King Yuan Electronics Co. Ltd.	791,000	639,630
King’s Town Bank	689,000	652,660
Kingdom Construction Co.	355,000	388,417
Kinpo Electronics Inc.	1,410,000	549,145

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Kinsus Interconnect Technology Corp.	380,000	$1,298,105
Kuoyang Construction Co. Ltd.	707,023	400,206
Largan Precision Co. Ltd.	86,000	3,817,744
LCY Chemical Corp.	430,000	538,600
Lealea Enterprise Co. Ltd.	874,000	317,315
Lien Hwa Industrial Corp.	497,000	315,772
Lite-On Technology Corp.	1,611,870	2,370,084
Long Bon International Co. Ltd.	450,000	288,138
Macronix International Co. Ltd.[a]	2,730,000	603,703
Makalot Industrial Co. Ltd.	129,000	706,779
Masterlink Securities Corp.	809,000	266,480
MediaTek Inc.	1,254,572	18,426,449
Medigen Biotechnology Corp.[a]	89,088	592,489
Mega Financial Holding Co. Ltd.	7,716,958	6,163,786
Mercuries & Associates Ltd.	300,560	198,899
Merida Industry Co. Ltd.	171,000	1,148,541
Merry Electronics Co. Ltd.	144,400	798,304
Micro-Star International Co. Ltd.	749,000	747,813
Microbio Co. Ltd.[a]	341,141	367,060
MIN AIK Technology Co. Ltd.	129,000	766,387
Mitac Holdings Corp.[a]	579,000	517,886
Motech Industries Inc.[a]	380,000	654,697
Nan Kang Rubber Tire Co. Ltd.[a]	391,000	476,200
Nan Ya Plastics Corp.	4,218,440	9,036,133
Nan Ya Printed Circuit Board Corp.[a]	245,000	297,577
National Petroleum Co. Ltd.	271,000	266,546
Neo Solar Power Corp.[a]	484,251	602,557
Novatek Microelectronics Corp. Ltd.	424,000	1,945,211
OptoTech Corp.	1,499,000	771,813
Oriental Union Chemical Corp.	469,000	474,449
Pacific Hospital Supply Co. Ltd.	159,000	460,763
Pan-International Industrial Corp.	504,200	384,415
PChome Online Inc.	60,000	430,722
Pegatron Corp.	1,211,000	1,626,764

Security	Shares	Value

Phihong Technology Co. Ltd.	668,000	$475,127
Phison Electronics Corp.	101,000	673,378
Phytohealth Corp.[a]	369,000	487,770
Pixart Imaging Inc.	198,000	382,956
Pou Chen Corp.	1,710,000	2,282,972
Powertech Technology Inc.	439,000	612,902
President Chain Store Corp.	451,000	2,798,469
President Securities Corp.	417,000	234,664
Prince Housing & Development Corp.	810,200	415,823
Qisda Corp.[a]	1,931,000	656,456
Quanta Computer Inc.	2,280,000	5,606,311
Radiant Opto-Electronics Corp.	380,940	1,546,492
Radium Life Tech Co. Ltd.	606,369	474,320
Realtek Semiconductor Corp.	380,110	1,129,114
Rich Development Co. Ltd.	796,770	341,871
Richtek Technology Corp.	118,000	648,459
Ritek Corp.[a]	2,807,000	488,246
Ruentex Development Co. Ltd.	540,964	960,587
Ruentex Industries Ltd.	409,906	967,334
Sampo Corp.	1,569,000	603,302
Sanyang Industry Co. Ltd.	587,000	1,160,516
ScinoPharm Taiwan Ltd.	180,160	515,541
Sercomm Corp.	279,000	631,705
Sesoda Corp.	130,000	135,587
Shih Wei Navigation Co. Ltd.	486,675	330,897
Shihlin Electric & Engineering Corp.	246,000	302,852
Shihlin Paper Corp.[a]	124,000	194,198
Shin Kong Financial Holding Co. Ltd.	4,875,943	1,609,328
Shin Zu Shing Co. Ltd.	124,000	306,542
Shining Building Business Co. Ltd.[a]	441,700	362,276
Shinkong Synthetic Fibers Corp.	1,204,000	401,360
Shinkong Textile Co. Ltd.	169,000	219,491
Sigurd Microelectronics Corp.	433,000	418,737
Silicon Integrated Systems Corp.[a]	1,211,000	363,724
Siliconware Precision Industries Co. Ltd.	2,310,000	2,912,469
Silitech Technology Corp.	287,880	351,085

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Simplo Technology Co. Ltd.	380,000	$1,711,994
Sincere Navigation Corp.	236,000	221,995
Sino-American Silicon Products Inc.[a]	375,000	701,779
Sinon Corp.	1,195,000	650,786
SinoPac Financial Holdings Co. Ltd.	5,633,086	2,705,175
Sinyi Realty Co.	183,760	298,706
Solar Applied Materials Technology Corp.	383,000	348,262
Sonix Technology Co. Ltd.	436,000	720,958
St.Shine Optical Co. Ltd.	39,000	1,083,834
Standard Foods Corp.	380,700	1,106,993
Synnex Technology International Corp.	1,140,000	1,949,040
Ta Chen Stainless Pipe Co. Ltd.	1,170,200	534,929
Ta Chong Bank Ltd.[a]	1,467,675	506,212
Taichung Commercial Bank Co. Ltd.	1,398,300	498,437
Taiflex Scientific Co. Ltd.	380,000	722,424
Tainan Spinning Co. Ltd.	826,840	555,357
Taishin Financial Holdings Co. Ltd.	5,570,734	2,620,073
Taiwan Acceptance Corp.	60,000	150,505
Taiwan Business Bank Ltd.[a]	2,988,120	892,550
Taiwan Cement Corp.	2,672,000	4,259,608
Taiwan Cogeneration Corp.	497,000	297,728
Taiwan Cooperative Financial Holding Co. Ltd.	4,731,640	2,561,189
Taiwan Fertilizer Co. Ltd.	799,000	1,714,140
Taiwan Glass Industry Corp.	785,000	777,279
Taiwan Hon Chuan Enterprise Co. Ltd.	380,000	822,761
Taiwan Land Development Corp.[a]	1,717,538	640,576
Taiwan Life Insurance Co. Ltd.[a]	365,674	336,128
Taiwan Liposome Co. Ltd.[a]	39,000	406,760
Taiwan Mobile Co. Ltd.	1,547,000	4,651,518
Taiwan PCB Techvest Co. Ltd.	379,042	453,504
Taiwan Prosperity Chemical Corp.	263,000	263,017
Taiwan Sakura Corp.	934,000	644,287

Security	Shares	Value

Taiwan Secom Co. Ltd.	163,000	$414,790
Taiwan Semiconductor Manufacturing Co. Ltd.	21,301,000	75,929,368
Taiwan Surface Mounting Technology Co. Ltd.	184,300	274,643
Taiwan TEA Corp.[a]	778,000	677,906
Taiwan-Sogo Shinkong Security Corp.	324,000	469,457
Tatung Co. Ltd.[a]	1,476,000	485,699
Teco Electric and Machinery Co. Ltd.	1,521,000	1,747,006
Test Research Inc.	246,400	398,088
Test-Rite International Co. Ltd.	433,000	324,414
Ton Yi Industrial Corp.	671,000	692,084
Tong Hsing Electronic Industries Ltd.	105,000	551,026
Tong Yang Industry Co. Ltd.	380,400	529,833
Topco Scientific Co. Ltd.	380,521	752,301
TPK Holding Co. Ltd.	178,000	1,063,371
Transcend Information Inc.	89,000	271,424
Tripod Technology Corp.	380,000	727,441
Tsann Kuen Enterprise Co. Ltd.	167,000	233,430
TSRC Corp.	422,000	607,971
TTY Biopharm Co. Ltd.	171,298	565,377
Tung Ho Steel Enterprise Corp.	627,000	535,986
TXC Corp.	365,000	436,101
U-Ming Marine Transport Corp.	380,000	637,138
Uni-President Enterprises Co.	3,848,860	6,427,893
Unimicron Technology Corp.	1,060,000	748,696
Union Bank of Taiwan[a]	1,230,819	440,768
Unitech Printed Circuit Board Corp.[a]	1,700,000	698,561
United Microelectronics Corp.	9,596,000	3,895,663
Unity Opto Technology Co. Ltd.[a]	444,000	492,389
UPC Technology Corp.	630,146	288,056
USI Corp.	546,000	369,430
Vanguard International Semiconductor Corp.	568,000	838,933
Visual Photonics Epitaxy Co. Ltd.	386,000	391,759

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Wah Lee Industrial Corp.	380,000	$667,239
Walsin Lihwa Corp.[a]	2,509,000	780,905
Wan Hai Lines Ltd.	664,000	310,106
Waterland Financial Holdings Co. Ltd.	1,043,450	340,607
Wei Chuan Foods Corp.	430,000	694,716
Win Semiconductors Corp.	323,000	294,237
Winbond Electronics Corp.[a]	2,104,000	600,687
Wintek Corp.[a]	1,721,000	573,705
Wistron Corp.	1,740,000	1,447,224
Wistron NeWeb Corp.	155,384	402,076
Wowprime Corp.	30,000	451,515
WPG Holdings Co. Ltd.	1,132,000	1,345,039
WT Microelectronics Co. Ltd.	480,000	606,773
Yageo Corp.[a]	1,540,500	734,709
Yang Ming Marine Transport Corp.[a]	1,081,000	463,826
Yem Chio Co. Ltd.	743,669	564,538
YFY Inc.	757,000	362,285
Yieh Phui Enterprise Co. Ltd.[a]	1,329,000	413,640
Young Fast Optoelectronics Co. Ltd.	306,000	336,319
Youngtek Electronics Corp.	204,853	436,778
Yuanta Financial Holding Co. Ltd.	6,658,000	3,494,033
Yulon Motor Co. Ltd.	760,000	1,296,851
YungShin Global Holding Corp.	380,000	714,899
Yungtay Engineering Co. Ltd.	380,000	1,076,111
Zhen Ding Technology Holding Ltd.	134,950	331,384
Zinwell Corp.	417,000	520,940

		472,384,168
THAILAND — 2.45%
Advanced Information Service PCL NVDR	901,800	5,832,331
Airports of Thailand PCL NVDR	377,400	2,168,966
Amata Corp. PCL NVDR	1,141,500	479,343
AP (Thailand) PCL NVDR	2,177,400	333,701
Bangchak Petroleum PCL NVDR	418,700	368,969
Bangkok Bank PCL Foreign	409,300	2,151,569
Bangkok Bank PCL NVDR	532,300	2,806,302

Security	Shares	Value

Bangkok Chain Hospital PCL NVDR	1,786,050	$320,257
Bangkok Dusit Medical Services PCL NVDR	276,000	1,082,851
Bangkok Expressway PCL NVDR	403,300	407,936
Bangkok Land PCL NVDR	10,239,400	477,054
Banpu PCL NVDR	1,025,500	817,257
BEC World PCL NVDR	869,200	1,345,428
BTS Group Holdings PCL NVDR	4,985,200	1,275,906
Bumrungrad Hospital PCL NVDR	355,800	970,612
Central Pattana PCL NVDR	1,273,600	1,610,299
Central Plaza Hotel PCL NVDR	525,500	487,245
Charoen Pokphand Foods PCL NVDR	2,388,700	1,995,159
CP All PCL NVDR	3,841,100	4,621,094
Delta Electronics (Thailand) PCL NVDR	482,900	802,983
Dynasty Ceramic PCL NVDR	206,100	320,600
Esso (Thailand) PCL NVDR	1,428,600	262,731
Glow Energy PCL NVDR	481,700	1,092,592
Hana Microelectronics PCL NVDR	636,000	497,103
Hemaraj Land and Development PCL NVDR	5,191,100	486,889
Home Product Center PCL NVDR[b]	2,676,700	746,604
Indorama Ventures PCL NVDR	1,302,000	830,087
IRPC PCL NVDR	9,956,000	1,037,560
Jasmine International PCL NVDR	3,671,300	872,110
Kasikornbank PCL Foreign	1,007,900	5,344,573
Kasikornbank PCL NVDR	596,500	3,117,341
Khon Kaen Sugar Industry PCL NVDR	671,000	269,428
Kiatnakin Bank PCL NVDR	475,000	578,736
Krung Thai Bank PCL NVDR	3,428,800	1,881,242
LPN Development PCL NVDR	702,900	325,327
Major Cineplex Group PCL NVDR	730,300	411,878

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Minor International PCL NVDR	1,384,600	$1,052,508
Polyplex PCL NVDR	1,222,300	320,327
Pruksa Real Estate PCL NVDR	817,500	491,126
PTT Exploration & Production PCL NVDR	1,212,601	5,723,848
PTT Global Chemical PCL NVDR	1,433,800	3,296,092
PTT PCL NVDR	738,700	6,634,149
Quality Houses PCL NVDR	4,688,300	402,368
Siam Cement PCL Foreign (The)	259,700	3,391,025
Siam Cement PCL NVDR (The)	118,000	1,555,249
Siam Commercial Bank PCL NVDR	1,556,200	7,226,492
Siam Global House PCL NVDR	702,050	324,933
Sino-Thai Engineering & Construction PCL NVDR	763,428	379,082
Sri Trang Agro-Industry PCL NVDR	1,161,500	448,579
Supalai PCL NVDR	776,400	421,219
Thai Airways International PCL NVDR	634,800	252,947
Thai Oil PCL NVDR	721,500	1,149,977
Thai Tap Water Supply PCL NVDR	1,832,600	519,588
Thai Union Frozen Products PCL NVDR	417,700	870,608
Thai Vegetable Oil PCL NVDR	631,100	433,307
Thaicom PCL NVDR	515,300	647,580
Thanachart Capital PCL NVDR	785,900	770,844
Thoresen Thai Agencies PCL NVDR[a]	797,602	457,170
Ticon Industrial Connection PCL NVDR	724,800	366,566
TISCO Financial Group PCL NVDR[b]	547,250	662,571
TMB Bank PCL NVDR	14,202,700	1,079,623
TPI Polene PCL NVDR	591,900	199,568
True Corp. PCL NVDR[a,b]	4,845,300	1,084,159

		88,591,568

Security	Shares	Value

TURKEY — 1.44%
Akbank TAS	1,586,387	$4,114,507
Akfen Holding ASb	163,751	277,695
Akmerkez Gayrimenkul Yatirim Ortakligi AS	27,668	219,548
Aksa Akrilik Kimya Sanayii AS	100,507	370,054
Albaraka Turk Katilim Bankasi ASa	585,611	400,958
Anadolu Efes Biracilik ve Malt Sanayii AS	187,675	1,982,782
Arcelik AS	213,221	1,145,674
Asya Katilim Bankasi ASa,b	724,695	391,034
BIM Birlesik Magazalar AS	185,035	3,439,936
Bizim Toptan Satis Magazalari AS	45,015	426,595
Cimsa Cimento Sanayi ve TAS	53,389	282,027
Coca-Cola Icecek AS	58,319	1,129,147
Dogan Sirketler Grubu Holding ASa	694,810	217,384
Dogan Yayin Holding ASa,b	872,244	197,752
Dogus Otomotiv Servis ve TAS[b]	53,672	161,109
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,873,262	1,911,145
Enka Insaat ve Sanayi AS	400,893	1,214,276
Eregli Demir ve Celik Fabrikalari TAS	1,299,782	1,426,259
Ford Otomotiv Sanayi AS	59,114	524,022
Haci Omer Sabanci Holding AS	717,167	2,546,213
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	155,469	178,352
Is Gayrimenkul Yatirim Ortakligi AS	644,774	371,299
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da,b	961,277	501,255
KOC Holding AS	569,860	2,113,655
Koza Altin Isletmeleri ASb	54,701	470,021
Sekerbank TAS[a,b]	398,743	433,927
Selcuk Ecza Deposu Ticaret ve Sanayi AS	184,148	160,318
TAV Havalimanlari Holding AS	152,163	1,076,332
Tofas Turk Otomobil Fabrikasi AS	116,836	564,208

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Trakya Cam Sanayii ASb	330,483	$307,196
Turk Hava Yollari AO	501,642	1,496,692
Turk Telekomunikasyon ASb	424,618	1,143,661
Turkcell Iletisim Hizmetleri ASa	670,277	3,501,220
Turkiye Garanti Bankasi AS	2,017,390	5,543,386
Turkiye Halk Bankasi AS	547,690	2,694,494
Turkiye Is Bankasi AS Class C	1,416,316	2,626,613
Turkiye Petrol Rafinerileri AS	110,983	1,957,576
Turkiye Sinai Kalkinma Bankasi AS	795,879	624,318
Turkiye Sise ve Cam Fabrikalari AS	467,919	479,503
Turkiye Vakiflar Bankasi TAO Class D	719,436	1,076,512
Ulker Biskuvi Sanayi AS	131,503	730,440
Yapi ve Kredi Bankasi ASb	848,745	1,273,849
Yazicilar Holding AS	69,633	544,649

		52,247,593

TOTAL COMMON STOCKS
(Cost: $3,481,879,630)		3,414,532,301

PREFERRED STOCKS — 5.12%

BRAZIL — 3.81%
AES Tiete SA	88,800	661,438
Banco ABC Brasil SA	86,183	415,051
Banco Bradesco SA	1,759,370	20,568,662
Banco Daycoval SA	98,000	344,426
Banco do Estado do Rio Grande do Sul SA Class B	153,100	747,149
Banco Industrial e Comercial SA	77,600	242,168
Banco Panamericano SA	176,200	288,135
Banco Pine SA	56,033	173,424
Bradespar SA	190,300	1,735,999
Braskem SA Class A	136,600	944,388
Centrais Eletricas Brasileiras SA Class B	210,900	820,668
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	119,900	5,075,733
Companhia de Ferro Ligas da Bahia – Ferbasa	56,900	294,487
Companhia Energetica de Minas Gerais	593,321	3,411,085

Security	Shares	Value

Companhia Energetica de Sao Paulo Class B	140,600	$1,354,238
Companhia Energetica do Ceara Class A	22,000	354,110
Companhia Paranaense de Energia Class B	79,400	858,241
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	112,400	386,375
Eucatex SA Industria e Comercio	74,400	175,171
Gerdau SA	737,900	4,561,334
GOL Linhas Aereas Inteligentes SA	105,800	501,825
Itau Unibanco Holding SA	2,156,380	28,828,659
Itausa – Investimentos Itau SA	2,467,789	8,968,976
Klabin SA	412,700	2,049,366
Lojas Americanas SA	343,400	2,127,140
Marcopolo SA	445,600	883,188
Metalurgica Gerdau SA	240,200	1,841,602
Oi SA	639,600	982,947
Petroleo Brasileiro SA	3,552,300	20,665,992
Randon SA Implementos e Participacoes	127,000	447,980
Saraiva Livreiros Editores SA	42,200	388,399
Suzano Papel e Celulose SA Class A	247,700	941,599
Telefonica Brasil SA	266,000	4,894,127
Usinas Siderurgicas de Minas Gerais SA Class A	331,500	1,386,453
Vale SA Class A	1,589,200	19,790,166

		138,110,701
CHILE — 0.09%
Embotelladora Andina SA Class B	206,542	801,173
Sociedad Quimica y Minera de Chile SA Series B	83,989	2,566,086

		3,367,259
COLOMBIA — 0.23%
Avianca Holdings SA	394,910	816,842
Banco Davivienda SA	96,617	1,137,254
Bancolombia SA	287,175	3,571,015
Grupo Argos SA	99,143	909,378
Grupo Aval Acciones y Valores SA	1,317,688	778,726

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

Security	Shares	Value

Grupo de Inversiones Suramericana SA	69,555	$1,151,635

		8,364,850
RUSSIA — 0.27%
AK Transneft OAO	1,520	3,434,151
Sberbank of Russia	912,200	1,914,984
Surgutneftegas OJSC	5,948,800	4,456,168

		9,805,303
SOUTH AFRICA — 0.02%
Allied Electronics Corp. Ltd.	236,026	538,333

		538,333
SOUTH KOREA — 0.70%
Hyundai Motor Co. Ltd.	20,257	2,618,703
Hyundai Motor Co. Ltd. Series 2	32,133	4,364,670
LG Chem Ltd.	6,447	921,000
Samsung Electronics Co. Ltd.	17,599	17,524,812

		25,429,185

TOTAL PREFERRED STOCKS
(Cost: $210,809,673)		185,615,631

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	37,891	35,685

		35,685
CHILE — 0.00%
Parque Arauco SAa	76,132	9,811

		9,811
MALAYSIA — 0.00%
QL Resources Bhd[a]	83,940	34,585

		34,585

TOTAL RIGHTS
(Cost: $0)		80,081

WARRANTS — 0.00%

THAILAND — 0.00%
Thoresen Thai Agencies PCL NVDR
(Expires 09/12/2015)[a]	61,354	9,967

		9,967

TOTAL WARRANTS
(Cost: $0)		9,967

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.31%

MONEY MARKET FUNDS — 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	71,186,010	$71,186,010
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	3,731,907	3,731,907
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	8,755,134	8,755,134

		83,673,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,673,051)		83,673,051

TOTAL INVESTMENTS IN SECURITIES — 101.68%
(Cost: $3,776,362,354)		3,683,911,031
Other Assets, Less Liabilities — (1.68)%		(60,921,877)

NET ASSETS — 100.00%		$3,622,989,154

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
337	MSCI Emerging Markets E-Mini (Mar. 2014)	NYSE Liffe	$16,128,820	$(560,995)

See notes to consolidated financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2014

ASSETS
Investments, at cost:
Unaffiliated	$3,692,689,303
Affiliated (Note 2)	83,673,051

Total cost of investments	$3,776,362,354

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,600,237,980
Affiliated (Note 2)	83,673,051

Total fair value of investments	3,683,911,031
Foreign currency, at value[b]	2,126,967
Cash	294,736
Cash pledged to broker	1,330,144
Receivables:
Investment securities sold	21,629,282
Dividends and interest	6,306,764

Total Assets	3,715,598,924

LIABILITIES
Payables:
Investment securities purchased	16,646,919
Collateral for securities on loan (Note 1)	74,917,917
Futures variation margin	560,995
Foreign taxes (Note 1)	830
Investment advisory fees (Note 2)	483,109

Total Liabilities	92,609,770

NET ASSETS	$3,622,989,154

Net assets consist of:
Paid-in capital	$3,745,479,795
Undistributed net investment income	1,386,147
Accumulated net realized loss	(30,806,490)
Net unrealized depreciation	(93,070,298)

NET ASSETS	$3,622,989,154

Shares outstanding[c]	76,000,000

Net asset value per share	$47.67

[a]	Securities on loan with a value of $69,570,995. See Note 1.
[b]	Cost of foreign currency: $2,121,175.
[c]	$0.001 par value, number of shares authorized: 250 million.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	35

Consolidated Statement of Operations (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Six months ended February 28, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$22,376,409
Interest — unaffiliated	85
Interest — affiliated (Note 2)	1,158
Securities lending income — affiliated (Note 2)	567,043

22,944,695
Less: Other foreign taxes (Note 1)	(84,014)

Total investment income	22,860,681

EXPENSES
Investment advisory fees (Note 2)	2,567,814
Mauritius income taxes (Note 1)	34,378
Commitment fees (Note 7)	2,628
Interest expense (Note 7)	1,497

Total expenses	2,606,317
Less investment advisory fees waived (Note 2)	(501,946)

Net expenses	2,104,371

Net investment income	20,756,310

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(21,568,491)
Futures contracts	706,353
Foreign currency transactions	(475,881)

Net realized loss	(21,338,019)

Net change in unrealized appreciation/depreciation on:
Investments	58,099,408
Futures contracts	(330,601)
Translation of assets and liabilities in foreign currencies	14,377

Net change in unrealized appreciation/depreciation	57,783,184

Net realized and unrealized gain	36,445,165

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,201,475

[a]	Net of foreign withholding tax of $2,820,004.

See notes to consolidated financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® CORE MSCI EMERGING MARKETS ETF

	Six months ended February 28, 2014 (Unaudited)	Period from October 18, 2012[a] to August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,756,310	$24,214,512
Net realized loss	(21,338,019)	(9,822,479)
Net change in unrealized appreciation/depreciation	57,783,184	(150,853,482)

Net increase (decrease) in net assets resulting from operations	57,201,475	(136,461,449)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,516,745)	(14,713,922)

Total distributions to shareholders	(28,516,745)	(14,713,922)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,729,339,015	2,016,140,780

Net increase in net assets from capital share transactions	1,729,339,015	2,016,140,780

INCREASE IN NET ASSETS	1,758,023,745	1,864,965,409

NET ASSETS
Beginning of period	1,864,965,409	—

End of period	$3,622,989,154	$1,864,965,409

Undistributed net investment income included in net assets at end of period	$1,386,147	$9,146,582

SHARES ISSUED
Shares sold	35,200,000	40,800,000

Net increase in shares outstanding	35,200,000	40,800,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	37

Consolidated Financial Highlights

iSHARES® CORE MSCI EMERGING MARKETS ETF

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2014 (Unaudited)	Period from Oct. 18, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$45.71	$49.06

Income from investment operations:
Net investment income[b]	0.35	1.33
Net realized and unrealized gain (loss)[c]	2.07	(4.14)

Total from investment operations	2.42	(2.81)

Less distributions from:
Net investment income	(0.46)	(0.54)

Total distributions	(0.46)	(0.54)

Net asset value, end of period	$47.67	$45.71

Total return	5.28%[d]	(5.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,622,989	$1,864,965
Ratio of expenses to average net assets[e]	0.15%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.45%	3.17%
Portfolio turnover rate[f]	4%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2014 and the period ended August 31, 2013 were 4% and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares Core ETF	Diversification Classification
MSCI Emerging Markets	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 28, 2014. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

	Investments
Investment Type	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks	$3,413,671,365	$860,936	$0	[a]	$3,414,532,301
Preferred Stocks	185,615,631	—	—		185,615,631
Rights	45,496	34,585	—		80,081
Warrants	9,967	—	—		9,967
Money Market Funds	83,673,051	—	—		83,673,051
Liabilities:
Futures Contracts[b]	(560,995)	—	—		(560,995)

	$3,682,454,515	$895,521	$0	[a]	$3,683,350,036

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the Fund had securities on loan with a market value of $69,570,995 as disclosed in the Fund’s consolidated statement of assets and liabilities. The value of the related collateral, as disclosed in the Fund’s consolidated schedule of investments, exceeded the value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18% based on the average daily net assets of the Fund.

BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $501,946.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended February 28, 2014.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 the Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the Fund retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $258,047.

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Fund and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014, were $1,396,185,399 and $108,583,675, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2014, were $422,113,394 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, the cost of investments for federal income tax purposes was $3,779,621,623. Net unrealized depreciation was $95,710,592, of which $205,056,749 represented gross unrealized appreciation on securities and $300,767,341 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

6.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of February 28, 2014 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$(560,995)

[a]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended February 28, 2014 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$706,353	$(330,601)

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 243 and $11,674,388, respectively.

7.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 29, 2014. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

For the six months ended February 28, 2014, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $4,000,000, $254,144 and 1.17%, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	47

Supplemental Information (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.330625	$—	$0.130811	$0.461436	72%	—%	28%	100%

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0214

FEBRUARY 28, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Germany ETF | EWG | NYSE Arca

Fund Performance Overview

iSHARES® MSCI GERMANY ETF

Performance as of February 28, 2014

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2014, the total return for the Fund was 24.56%, net of fees, while the total return for the Index was 24.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.41%	30.93%	31.63%	31.41%	30.93%	31.63%
5 Years	21.52%	21.50%	21.66%	165.00%	164.76%	166.56%
10 Years	9.27%	9.16%	9.41%	142.61%	140.24%	145.82%

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,245.60	$2.73	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 2/28/14

Sector	Percentage of Total Investments*

Consumer Discretionary	21.65%
Financials	16.90
Materials	14.43
Industrials	14.18
Health Care	13.36
Information Technology	7.20
Utilities	4.24
Telecommunication Services	4.03
Consumer Staples	4.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/14

Security	Percentage of Total Investments*

Bayer AG Registered	9.23%
Siemens AG Registered	8.32
BASF SE	8.31
Daimler AG Registered	7.05
Allianz SE Registered	6.42
SAP AG	5.85
Deutsche Bank AG Registered	3.89
Deutsche Telekom AG Registered	3.86
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3.08
Bayerische Motoren Werke AG	3.02

TOTAL	59.03%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2013 and held through February 28, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2014

Security	Shares	Value

COMMON STOCKS — 93.09%

AIR FREIGHT & LOGISTICS — 2.66%
Deutsche Post AG Registered	4,495,140	$168,932,342

		168,932,342
AIRLINES — 0.47%
Deutsche Lufthansa AG Registered[a]	1,139,697	29,577,211

		29,577,211
AUTO COMPONENTS — 2.09%
Continental AG	545,649	132,901,495

		132,901,495
AUTOMOBILES — 10.61%
Bayerische Motoren Werke AG	1,641,588	190,904,998
Daimler AG Registered	4,771,611	444,977,963
Volkswagen AG	145,860	37,289,252

		673,172,213
CAPITAL MARKETS — 3.88%
Deutsche Bank AG Registered	5,054,049	245,989,397

		245,989,397
CHEMICALS — 12.21%
BASF SE	4,553,484	524,632,317
K+S AG Registered[b]	853,944	28,890,022
Lanxess AG	412,386	30,631,323
Linde AG	920,244	190,839,984

		774,993,646
COMMERCIAL BANKS — 1.37%
Commerzbank AGa	4,798,131	87,078,012

		87,078,012
CONSTRUCTION & ENGINEERING — 0.22%
Hochtief AG	152,490	14,184,695

		14,184,695
CONSTRUCTION MATERIALS — 0.91%
HeidelbergCement AG	697,476	57,529,435

		57,529,435
DIVERSIFIED FINANCIAL SERVICES — 1.24%
Deutsche Boerse AG	956,709	78,541,592

		78,541,592
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.01%
Deutsche Telekom AG Registered	14,343,342	243,567,830
Telefonica Deutschland Holding AGc	1,386,996	11,110,772

		254,678,602

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.44%
Osram Licht AGa	415,701	$28,279,546

		28,279,546
FOOD & STAPLES RETAILING — 0.42%
METRO AG	643,110	26,686,923

		26,686,923
FOOD PRODUCTS — 0.18%
Suedzucker AG	404,430	11,255,362

		11,255,362
HEALTH CARE PROVIDERS & SERVICES — 2.82%
Celesio AGb	225,420	7,964,051
Fresenius Medical Care AG & Co. KGaA	1,069,419	74,013,908
Fresenius SE & Co. KGaA	622,557	96,818,545

		178,796,504
HOUSEHOLD PRODUCTS — 1.03%
Henkel AG & Co. KGaA	644,436	65,232,730

		65,232,730
INDUSTRIAL CONGLOMERATES — 8.28%
Siemens AG Registered	3,930,927	525,329,607

		525,329,607
INSURANCE — 9.86%
Allianz SE Registered	2,262,819	405,350,611
Hannover Rueck SE Registered	299,013	25,480,988
Muenchener Rueckversicherungs-Gesellschaft AG Registered	889,083	194,815,462

		625,647,061
INTERNET SOFTWARE & SERVICES — 0.39%
United Internet AG Registered	529,074	24,636,592

		24,636,592
LIFE SCIENCES TOOLS & SERVICES — 0.41%
QIAGEN NVa	1,162,902	26,236,343

		26,236,343
MACHINERY — 1.05%
GEA Group AG	906,321	43,987,050
MAN SE	175,032	22,603,209

		66,590,259
MEDIA — 2.03%
Axel Springer SE	196,248	13,880,370
Kabel Deutschland Holding AG	109,395	15,554,816
ProSiebenSat.1 Media AG Registered	1,083,342	51,695,730

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2014

Security	Shares	Value

RTL Group SA	191,607	$24,727,786
Sky Deutschland AGa	2,168,673	22,734,054

		128,592,756
METALS & MINING — 0.96%
ThyssenKrupp AGa	2,243,592	61,231,072

		61,231,072
MULTI-UTILITIES — 4.22%
E.ON SE	8,927,958	170,412,411
RWE AG	2,425,917	97,216,404

		267,628,815
PERSONAL PRODUCTS — 0.80%
Beiersdorf AG	499,902	51,113,270

		51,113,270
PHARMACEUTICALS — 10.06%
Bayer AG Registered	4,099,329	582,598,267
Merck KGaA	320,229	56,170,129

		638,768,396
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
Deutsche Wohnen AG Bearer	1,420,146	30,108,035

		30,108,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.96%
Infineon Technologies AG	5,359,692	60,848,894

		60,848,894
SOFTWARE — 5.82%
SAP AG	4,567,407	369,160,368

		369,160,368
TEXTILES, APPAREL & LUXURY GOODS — 2.24%
Adidas AG	1,037,595	120,951,527
Hugo Boss AG	157,131	20,940,412

		141,891,939
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	255,255	47,505,519

		47,505,519
TRANSPORTATION INFRASTRUCTURE — 0.23%
Fraport AG	182,988	14,600,442

		14,600,442

TOTAL COMMON STOCKS
(Cost: $5,014,245,369)		5,907,719,073

PREFERRED STOCKS — 6.41%

AUTOMOBILES — 4.58%
Bayerische Motoren Werke AG	267,852	23,532,135

Security	Shares	Value

Porsche Automobil Holding SE	759,135	$79,883,673
Volkswagen AG	716,703	187,086,334

		290,502,142
CHEMICALS — 0.28%
Fuchs Petrolub SE	175,695	17,544,409

		17,544,409
HOUSEHOLD PRODUCTS — 1.55%
Henkel AG & Co. KGaA	883,116	98,614,055

		98,614,055

TOTAL PREFERRED STOCKS
(Cost: $314,176,204)		406,660,606

SHORT-TERM INVESTMENTS — 0.66%

MONEY MARKET FUNDS — 0.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	38,772,009	38,772,009
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	2,032,612	2,032,612
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	961,254	961,254

		41,765,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,765,875)		41,765,875

TOTAL INVESTMENTS IN SECURITIES — 100.16%
(Cost: $5,370,187,448)		6,356,145,554
Other Assets, Less Liabilities — (0.16)%		(10,254,444)

NET ASSETS — 100.00%		$6,345,891,110

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2014

Financial futures contracts purchased as of February 28, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
92	DAX Index (Mar. 2014)	Eurex	$30,714,994	$1,338,703

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2014

ASSETS
Investments, at cost:
Unaffiliated	$5,328,421,573
Affiliated (Note 2)	41,765,875

Total cost of investments	$5,370,187,448

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,314,379,679
Affiliated (Note 2)	41,765,875

Total fair value of investments	6,356,145,554
Foreign currency, at value[b]	16,919,993
Foreign currency pledged to broker, at value[b]	1,325,260
Receivables:
Investment securities sold	8,890,819
Dividends and interest	13,236,808
Futures variation margin	1,338,703

Total Assets	6,397,857,137

LIABILITIES
Payables:
Investment securities purchased	8,885,636
Collateral for securities on loan (Note 1)	40,804,621
Investment advisory fees (Note 2)	2,275,770

Total Liabilities	51,966,027

NET ASSETS	$6,345,891,110

Net assets consist of:
Paid-in capital	$5,518,466,012
Undistributed net investment income	1,670,426
Accumulated net realized loss	(162,287,663)
Net unrealized appreciation	988,042,335

NET ASSETS	$6,345,891,110

Shares outstanding[c]	198,900,000

Net asset value per share	$31.90

[a]	Securities on loan with a value of $38,850,407. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $18,063,331.
[c]	$0.001 par value, number of shares authorized: 382.2 million.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® MSCI GERMANY ETF

Six months ended February 28, 2014

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$15,105,286
Interest — affiliated (Note 2)	243
Securities lending income — affiliated (Note 2)	218,161

Total investment income	15,323,690

EXPENSES
Investment advisory fees (Note 2)	13,653,264

Total expenses	13,653,264

Net investment income	1,670,426

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,990,933)
In-kind redemptions — unaffiliated	40,253,873
Futures contracts	2,820,287
Foreign currency transactions	439,612

Net realized gain	40,522,839

Net change in unrealized appreciation/depreciation on:
Investments	1,131,305,751
Futures contracts	1,722,152
Translation of assets and liabilities in foreign currencies	819,439

Net change in unrealized appreciation/depreciation	1,133,847,342

Net realized and unrealized gain	1,174,370,181

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,176,040,607

[a]	Net of foreign withholding tax of $2,450,003.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statements of Changes in Net Assets

iSHARES® MSCI GERMANY ETF

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,670,426	$69,681,145
Net realized gain	40,522,839	181,952,897
Net change in unrealized appreciation/depreciation	1,133,847,342	397,729,283

Net increase in net assets resulting from operations	1,176,040,607	649,363,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(70,323,492)

Total distributions to shareholders	—	(70,323,492)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	658,459,125	2,897,813,848
Cost of shares redeemed	(144,483,234)	(1,618,008,137)

Net increase in net assets from capital share transactions	513,975,891	1,279,805,711

INCREASE IN NET ASSETS	1,690,016,498	1,858,845,544

NET ASSETS
Beginning of period	4,655,874,612	2,797,029,068

End of period	$6,345,891,110	$4,655,874,612

Undistributed net investment income included in net assets at end of period	$1,670,426	$—

SHARES ISSUED AND REDEEMED
Shares sold	21,900,000	116,100,000
Shares redeemed	(4,800,000)	(65,400,000)

Net increase in shares outstanding	17,100,000	50,700,000

See notes to financial statements.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI GERMANY ETF

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2014 (Unaudited)	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009
Net asset value, beginning of period	$25.61	$21.34	$21.02	$19.45	$20.86	$27.55

Income from investment operations:
Net investment income[a]	0.01	0.46	0.56	0.86	0.38	0.58
Net realized and unrealized gain (loss)[b]	6.28	4.24	0.34	1.38	(1.49)	(6.65)

Total from investment operations	6.29	4.70	0.90	2.24	(1.11)	(6.07)

Less distributions from:
Net investment income	—	(0.43)	(0.58)	(0.67)	(0.30)	(0.62)

Total distributions	—	(0.43)	(0.58)	(0.67)	(0.30)	(0.62)

Net asset value, end of period	$31.90	$25.61	$21.34	$21.02	$19.45	$20.86

Total return	24.56%[c]	22.11%	4.55%	10.84%	(5.35)%	(21.62)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,345,891	$4,655,875	$2,797,029	$2,768,171	$1,487,881	$619,638
Ratio of expenses to average net assets[d]	0.49%	0.51%	0.53%	0.51%	0.53%	0.55%
Ratio of net investment income to average net assets[d]	0.06%	1.88%	2.72%	3.45%	1.80%	3.18%
Portfolio turnover rate[e]	3%	4%	4%	13%	5%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES® MSCI GERMANY ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
MSCI Germany	Non-diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2014, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2014, if any, are disclosed in the Fund’s statement of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates.

As of February 28, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of February 28, 2014 and the value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

As of February 28, 2014, the Fund had securities on loan with a market value of $38,850,407 as disclosed in the Fund’s statement of assets and liabilities. The value of the related collateral, as disclosed in the Fund’s schedule of investments, exceeded the value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, the Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the Fund retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended February 28, 2014, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $109,253.

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Fund and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2014, were $150,275,054 and $143,885,747, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2014, were $655,862,379 and $143,705,697, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2013 the Fund’s fiscal year-end, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$13,389,269	$4,227,713	$3,394,735	$27,790,050	$28,490,949	$32,215,954	$109,508,670

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2014, the cost of investments for federal income tax purposes was $5,441,828,701. Net unrealized appreciation was $914,316,853, of which $1,154,281,020 represented gross unrealized appreciation on securities and $239,964,167 represented gross unrealized depreciation on securities.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Fund as of February 28, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$1,338,703

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund, during the six months ended February 28, 2014 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$2,820,287	$1,722,152

For the six months ended February 28, 2014, the average quarter-end number of contracts and notional value of open futures contracts for Fund were 86 and $26,152, 818, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	21

Notes:

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0214

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	April 21, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 21, 2014